UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07803
Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code:	(610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2013 – February 28, 2014
Item 1: Reports to Shareholders

Semiannual Report | February 28, 2014

Vanguard Explorer Value™ Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	7
Fund Profile.	11
Performance Summary.	12
Financial Statements.	13
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangements.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
Total
Returns
Vanguard Explorer Value Fund	16.03%
Russell 2500 Value Index	16.79
Small-Cap Value Funds Average	15.67
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
August 31, 2013, Through February 28, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Explorer Value Fund	$29.39	$31.79	$0.168	$2.042

1

Chairman’s Letter

Dear Shareholder,

As investors became more confident about the health of the economy, domestic stocks surged in the six-month period ended February 28, 2014. The gains were broadly based, with small and mid-sized stocks finishing a step ahead of the market as a whole.

Vanguard Explorer Value Fund returned 16.03% for the period, slightly lagging the 16.79% advance of its benchmark, the Russell 2500 Value Index, but outpacing the average return of 15.67% for its peer group.

Eight of the fund’s ten sectors recorded double-digit gains for the fiscal half year. Compared with the benchmark, the advisors gave a heavier allocation to the information technology sector, largely at the expense of financials, which proved a good call. In terms of stock selection, the advisors’ choices helped performance within a number of sectors, including health care and energy; however, within industrials, consumer discretionary, telecommunication services, and materials, their choices detracted from performance.

A set of supportive factors combined to boost U.S. stocks

Favorable corporate earnings, generally positive economic news, improved investor sentiment, and the Federal Reserve’s accommodative bond-buying program—all of these factors helped the broad U.S. stock market post a strong six-month return of a little less than 16%.

2

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe; those in the Pacific region managed single-digit returns for the period, as did emerging markets. The latter have seen particularly volatile results amid concerns about China’s slowing economy and the effects of higher interest rates as the Fed winds down its stimulus program.

Bonds staged a rebound after last year’s swoon

Bonds, which had slumped notably in 2013 as investors worried over the future of the Fed’s bond-buying program, delivered solid results for the six months. Even as the Fed began trimming its purchases in January, bonds seemed to regain their appeal for investors.

The broad U.S. taxable bond market returned 2.84% for the half year. The yield of the 10-year Treasury note finished the six months at 2.64%, down a bit from 2.76% at the end of August. (Bond prices and yields move in opposite directions.)

Municipal bonds, which had declined sharply in the fiscal year ended August 31, regained some ground, returning 5.71%. The market was roiled last summer by headlines about Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as those headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that, on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

Market Barometer

	Total Returns
	Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

CPI
Consumer Price Index	0.39%	1.13%	2.04%

3

Money market and savings account returns remained capped by the Fed’s target of 0%–0.25% for short-term interest rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 4.93%.

Stock selection helped the fund capture most of the market’s gains

The fund has three advisors, each using its own approach to identify small and mid-sized U.S. companies whose stocks are undervalued by the market. Their choices collectively resulted in a strong six-month return, but one that slightly lagged the benchmark as the economy seemed to gain more solid footing.

More than half of Explorer Value’s return came from opportunities the advisors found among information technology and financial stocks, which accounted for roughly half of the fund’s assets on average during the period. In the technology sector, outsized allocations to providers of payment and processing services and to mobile device-related semiconductor companies paid off, more than offsetting subpar returns from hardware manufacturers. Within financials, holding only a modest allocation to regional banks and real estate companies, two segments in which strong performance has narrowed the field of undervalued securities, worked in the fund’s favor. Aside from the insurance segment, the advisors’ stock selection in this sector added to performance.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Explorer Value Fund	0.66%	1.36%

The fund expense ratio shown is from the prospectus dated December 20, 2013, and represents estimated costs for the current fiscal year.
For the six months ended February 28, 2014, the fund’s annualized expense ratio was 0.57%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: Small-Cap Value Funds.

4

A handful of holdings in the health care sector, notably among biotechnology and pharmaceutical companies, produced a return of around 30%, almost double the gain posted by health care stocks in the benchmark. The advisors’ good choices in the energy sector and their skirting of many utility stocks added to relative performance as well.

Elsewhere, however, the advisors’ stock selection disappointed. In the industrial sector, the fund’s allocation to poorly

The appeal of low-cost investing is growing

Minimizing investment costs is a critical part of every investor’s toolkit. Why? Because every dollar paid for fund management expenses is simply a dollar less that can work on your behalf.

Put another way, the lower your mutual fund’s costs, the greater your share of the fund’s return.
Not surprisingly, research indicates that lower-cost investments have tended to outperform their higher-cost counterparts.

Investors are catching on to the value of lower-cost mutual funds. Funds with lower expense ratios dominated in attracting investment dollars over the decade ended December 31, 2012, according to a Vanguard research paper. (You can read the paper, Costs Matter: Are Fund
Investors Voting With Their Feet?, at vanguard.com/research.) And, as the chart below shows,
Vanguard’s leadership in keeping down costs for investors seems to have encouraged the industry to reduce its average costs—at least over the past decade.

Even so, Vanguard’s average expenses continue to be less than one-fifth the industry average:
0.19% versus 1.08% (as of December 31, 2013). That cost difference remains a powerful tool in the hands of Vanguard clients.

Vanguard fund costs remain far below industry average

Sources: Vanguard and Lipper, a Thomson Reuters Company.

5

performing commercial services and supply-chain management stocks outweighed solid returns from other segments. In the consumer discretionary sector, the fund held media and educational services stocks that detracted from relative performance, and it missed out on the strong gains made by certain homebuilders and retailers.

Although the telecommunication services sector made up a very small part of the fund—less than 1% of its assets—the declines in those holdings took away from relative performance as well as from the overall return.

For more about the advisors’ strategies and the fund’s positioning during the six months, see the Advisors’ Report that follows this letter.

Rebalancing your portfolio keeps your target in focus

The surge in U.S. stocks in 2013 undoubtedly brought good cheer to investors at the end of the year. Although the rally has been welcome, we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds consistent with your long-term goals and risk tolerance.

Following such a robust year for stocks, you may find that your asset mix has drifted from your original target. If your allocation is off-target by about 5 percentage points or more, it may be time to rebalance. Specifically, the strong results for stocks and weak results for bonds in 2013 may mean directing assets from equities to fixed income.

I understand that it feels counterintuitive to move away from one asset class that’s done well recently and into another that’s underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds? at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your portfolio in line with your target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving you with a portfolio that’s more risky than you intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps you can take as an investor.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 12, 2014

6

Advisors’ Report

For the half-year ended February 28, 2014, Vanguard Explorer Value Fund returned 16.03%. Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct, yet complementary, investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. The advisors have also prepared a discussion of the investment environment that existed during the half-year and of how their portfolio positioning reflects this assessment. (Please note that the Frontier and Sterling discussions refer to industry sectors as defined by Russell classifications, rather than by the Global Industry Classification Standard used elsewhere in this report.) These comments were prepared on March 14, 2014.

Cardinal Capital Management, L.L.C.

Portfolio Managers:
Robert B. Kirkpatrick, CFA,
Managing Partner

Eugene Fox III, Managing Partner

Rachel D. Matthews, Partner

For the six months ended February 28, the strong performance of domestic equities was consistent with a more optimistic view of the economy, as cyclical

Vanguard Explorer Value Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Cardinal Capital Management,	33	92	The advisor seeks stocks that are able to generate
L.L.C.			excess cash flow and reinvest the cash to increase
			shareholder value.
Frontier Capital Management Co.,	32	91	The advisor selects stocks by identifying companies it
LLC			believes are underpriced relative to their long-term
			value. These companies are generally inexpensive and
			have low price-to-book and price-to-earnings ratios.
Sterling Capital Management LLC	31	88	The advisor searches for stocks of quality companies
			selling at large discounts compared with their
			underlying value. It defines quality stocks as those that
			generate considerable cash flow, reinvest in
			opportunities with attractive returns, and have a
			competitive advantage within their business sector.
Cash Investments	4	10	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

7

stocks posted the strongest returns while more defensive stocks lagged. The U.S. economy continued to grow at a modest pace, with consumer confidence and spending boosted by rising home and stock prices and an improving employment outlook. Nonetheless, economic challenges exist; it is uncertain how much interest rates will rise as the Federal Reserve’s bond-buying program winds down and how much higher interest rates will restrain economic growth.

During the semiannual period, our portfolio’s performance was hampered by stock selection in the industrial, consumer discretionary, and materials sectors and by the drag from holding residual cash in a rising market. Shares of Clean Harbors, which disposes of environmental waste, declined as its recently acquired oil re-refining business has proven very challenging. The stock price of Atlas Air Worldwide, an air freight logistics provider, fell as the company cut its earnings guidance because of weak commercial charter pricing and lower military cargo volumes. The position was sold.

Shares of Cinemark, an owner/operator of theater chains, lagged as its attractive Latin American presence became a focus of near-term concern; this was prompted by the Federal Reserve’s reduction in bond-buying, which caused most Latin American currencies to depreciate relative to the dollar. The stock of Silgan Holdings, which processes metal food cans and plastic bottles, rose only modestly after management offered a conservative outlook based on the impact of two long-term contract extensions and increased investment in product development.

Contributors to relative performance included stock selection in the health care and financial services sectors. Shares of Ligand Pharmaceuticals, which develops and licenses drug candidates to major pharmaceutical companies, rose sharply as investors showed more interest in the potential of its portfolio. The stock price of Howard Hughes, which owns valuable land in a few key cities, climbed significantly as the pace of land sales and property development accelerated.

The largest contributor to the portfolio was our holding in IAC/InterActiveCorp. Its shares rose on news of a management reorganization that investors saw as a sign that the company would separate or spin off its crown-jewel online-dating business, Match.com, from its less-attractive online search and toolbars business.

Our investment outlook for the equity market remains cautiously optimistic. Valuations are attractive relative to fixed income and cash alternatives, especially in the face of rising long-term interest rates. Merger-and-acquisition activity should pick up as corporate balance sheets remain flush with cash and companies look for growth. The management teams of the companies in our portfolio are actively deploying their free cash flow through share repurchases, dividends, and opportunistic acquisitions.

8

Frontier Capital Management Co., LLC

Portfolio Managers:
Thomas W. Duncan, Jr.,
Senior Vice President

William A. Teichner, CFA,
Senior Vice President

Relative to the benchmark, our portion of the fund benefited from both positive stock selection and sector selection, primarily in energy, materials & processing, producer durables, and technology.

The portfolio’s ten best-contributing stocks added, on average, approximately 80 basis points each to absolute performance. These holdings were spread over five sectors and included three technology stocks, one energy stock, and two stocks each from financial services, producer durables, and materials & processing.

The biggest single contributor was E*TRADE Financial, a provider of online brokerage and banking services. The stock added approximately 110 basis points to absolute performance thanks to higher-than-expected earnings. The company’s profitability was boosted by declining loan loss provision expenses in its banking operation and rising trading commissions in its brokerage business. We believe E*TRADE can continue to improve its financial results.

The portfolio’s ten largest detractors trimmed, on average, approximately 20 basis points each from performance. These stocks were spread over six sectors and included three holdings each in producer durables and technology.

The largest detractor during the period was NII Holdings, a U.S.-domiciled provider of wireless communication services to subscribers in Mexico, Brazil, and two other Latin American countries. The stock trimmed approximately 60 basis points from the portfolio’s performance. Despite promising new management at the helm, the firm’s financial results were worse than consensus expectations as a result of cell phone subscriber cancellations, lower revenue per subscriber, and currency depreciation. We sold the stock, having lost confidence that the company would succeed in turning itself around.

During the period, we bought six new stocks and sold nine holdings. The purchases were spread across five sectors, as were the sales. The net effect was an increase in the technology and materials & processing segments of our portfolio and a reduction in producer durables and energy. As is typical for Frontier, the changes were based on company-specific reasons rather than top-down positioning.

9

Sterling Capital Management LLC

Portfolio Managers:
Eduardo A. Brea, CFA,
Managing Director

Timothy P. Beyer, CFA,
Managing Director

For the six months ended February 28, stock selection disappointed. Our holdings in the producer durables and consumer discretionary sectors were subpar, most notably UTi Worldwide (–40%), Performant Financial (–27%), and American Public Education (–11%). This was somewhat offset by the gain of AerCap Holdings (+121%). Sectors in which the portfolio performed well included financials, led by E*TRADE Financial (+60%) and Global Payments (+48%), and utilities, where we were significantly underweighted relative to the index owing to concerns about valuation levels.

The portfolio had strong representation in the consumer discretionary and technology sectors, as attractive valuation levels and our expectation for accelerating growth in the U.S. economy favor those sectors. We had only modest exposure to yield-oriented segments (e.g., utilities and REITs), which strike us as fully valued if interest rates begin to rise materially, and to energy stocks, because of that sector’s capital-intensive nature and the capriciousness of energy prices.

We continue to expect slow but accelerating economic activity in the United States. The new Federal Reserve chair, Janet Yellen, will likely be patient in reducing the Fed’s stimulative bond purchases. We do expect the Fed to end that activity in 2015, leading to higher interest rates. While the market appears fairly valued for the moment, momentum trades are carrying some stocks to absurd levels while others are punished for falling short of market expectations. These dislocations provide us with opportunities to buy cash-generative, well-financed businesses at attractive valuations.

10

Explorer Value Fund

Fund Profile
As of February 28, 2014

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		2500	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	180	1,738	3,622
Median Market Cap	$2.5B	$3.4B	$42.4B
Price/Earnings Ratio	22.2x	22.5x	19.8x
Price/Book Ratio	1.9x	1.7x	2.6x
Return on Equity	9.3%	7.1%	16.8%
Earnings Growth
Rate	12.7%	7.9%	12.0%
Dividend Yield	1.4%	1.9%	1.9%
Foreign Holdings	1.3%	0.0%	0.0%
Turnover Rate
(Annualized)	37%	—	—
Ticker Symbol	VEVFX	—	—
Expense Ratio[1]	0.66%	—	—
30-Day SEC Yield	0.66%	—	—
Short-Term Reserves	3.5%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		2500	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	12.9%	10.9%	13.2%
Consumer Staples	1.5	1.7	8.2
Energy	4.7	7.3	9.3
Financials	29.9	37.6	17.2
Health Care	5.2	5.1	13.3
Industrials	16.6	13.3	11.5
Information Technology	21.2	9.8	18.3
Materials	4.9	5.7	3.9
Telecommunication
Services	0.6	0.9	2.1
Utilities	2.5	7.7	3.0

Volatility Measures
	Russell	DJ
	2500	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	0.98	0.95
Beta	1.00	1.16
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
E*TRADE Financial	Investment Banking
Corp.	& Brokerage	1.5%
Skyworks Solutions Inc.	Semiconductors	1.5
Endurance Specialty
Holdings Ltd.	Reinsurance	1.5
CapitalSource Inc.	Regional Banks	1.4
Aspen Insurance	Property & Casualty
Holdings Ltd.	Insurance	1.4
IAC/InterActiveCorp	Internet Software &
	Services	1.3
Loral Space &
Communications Inc.	Cable & Satellite	1.3
Howard Hughes Corp.	Real Estate
	Development	1.3
KAR Auction Services	Diversified Support
Inc.	Services	1.2
Silgan Holdings Inc.	Metal & Glass
	Containers	1.1
Top Ten		13.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 20, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.57%.

11

Explorer Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 30, 2010, Through February 28, 2014

Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Explorer Value Fund	3/30/2010	38.15%	18.13%

See Financial Highlights for dividend and capital gains information.

12

Explorer Value Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (93.0%)[1]
Consumer Discretionary (12.0%)
*	Loral Space &
	Communications Inc.	46,700	3,690
	Interpublic Group of
	Cos. Inc.	166,300	2,947
*	Crocs Inc.	186,366	2,838
	Six Flags Entertainment
	Corp.	56,000	2,285
*	Ascena Retail Group Inc.	123,350	2,256
*	Modine Manufacturing Co.	137,045	2,027
	Cinemark Holdings Inc.	67,100	1,974
	Chico’s FAS Inc.	101,720	1,681
	Kohl’s Corp.	29,000	1,630
	Guess? Inc.	50,600	1,535
	Meredith Corp.	32,550	1,523
*	News Corp. Class B	79,300	1,419
*	LIN Media LLC	56,900	1,297
	Regis Corp.	83,500	1,174
*	Tuesday Morning Corp.	70,000	1,095
	Nexstar Broadcasting
	Group Inc. Class A	24,800	1,059
*	American Public
	Education Inc.	26,000	921
	Universal Technical
	Institute Inc.	46,900	635
*	Quiksilver Inc.	80,803	630
	International Speedway
	Corp. Class A	14,858	501
	American Eagle
	Outfitters Inc.	32,701	475
*	Cambium Learning
	Group Inc.	44,400	91
			33,683
Consumer Staples (1.3%)
*	Medifast Inc.	54,900	1,446
	Pinnacle Foods Inc.	41,200	1,167
	JM Smucker Co.	8,300	830
	Herbalife Ltd.	2,667	178
			3,621

Energy (4.4%)
*	Carrizo Oil & Gas Inc.	46,172	2,297
	World Fuel Services Corp.	50,300	2,264
*	Concho Resources Inc.	13,900	1,684
*	Oasis Petroleum Inc.	30,300	1,320
	Comstock Resources Inc.	62,678	1,239
*	SandRidge Energy Inc.	146,166	943
*	Bonanza Creek Energy Inc.	18,100	904
*	Resolute Energy Corp.	95,100	886
	Tidewater Inc.	14,433	703
			12,240
Financials (28.1%)
*	E*TRADE Financial Corp.	190,228	4,274
	Endurance Specialty
	Holdings Ltd.	80,960	4,221
	CapitalSource Inc.	275,100	4,044
	Aspen Insurance
	Holdings Ltd.	102,717	3,858
*	Howard Hughes Corp.	25,600	3,534
*	Popular Inc.	101,024	2,888
	Leucadia National Corp.	93,800	2,621
*	American Capital Ltd.	154,181	2,399
	AG Mortgage Investment
	Trust Inc.	116,500	2,137
	Argo Group International
	Holdings Ltd.	47,052	2,077
	Ryman Hospitality
	Properties Inc.	47,815	2,017
	Pinnacle Financial
	Partners Inc.	54,197	1,955
*	Markel Corp.	3,300	1,907
	AmTrust Financial
	Services Inc.	50,070	1,893
	Medical Properties
	Trust Inc.	143,300	1,890
	Selective Insurance
	Group Inc.	81,006	1,866
	HCC Insurance Holdings Inc.	42,119	1,849
	Assured Guaranty Ltd.	72,400	1,777
	WSFS Financial Corp.	24,457	1,744

13

Explorer Value Fund

			Market
			Value
		Shares	($000)
*	Navigators Group Inc.	28,393	1,721
	Willis Group Holdings plc	41,200	1,696
	Ares Capital Corp.	92,400	1,666
	Flushing Financial Corp.	79,967	1,657
	Renasant Corp.	56,078	1,630
	Two Harbors
	Investment Corp.	155,700	1,616
	Lincoln National Corp.	31,900	1,599
	Starwood Property Trust Inc.	65,200	1,566
	First Midwest Bancorp Inc.	93,044	1,551
	EPR Properties	26,800	1,427
	First Horizon National Corp.	107,429	1,286
	Washington Federal Inc.	55,403	1,242
	National Retail
	Properties Inc.	33,915	1,217
	First Citizens BancShares
	Inc. Class A	5,375	1,206
*	Investment Technology
	Group Inc.	68,800	1,189
	Nelnet Inc. Class A	29,300	1,176
	Parkway Properties Inc.	59,511	1,097
*	PHH Corp.	33,700	877
	BGC Partners Inc. Class A	125,100	851
	Ramco-Gershenson
	Properties Trust	47,100	787
*	Texas Capital
	Bancshares Inc.	12,333	776
	Berkshire Hills Bancorp Inc.	30,800	774
	Campus Crest
	Communities Inc.	82,507	683
*	Affiliated Managers
	Group Inc.	2,100	395
*	Starwood Waypoint
	Residential Trust	13,040	354
			78,990
Health Care (4.5%)
*	Ligand Pharmaceuticals Inc.	31,600	2,204
*	Allscripts Healthcare
	Solutions Inc.	106,963	1,986
*	Globus Medical Inc.	73,600	1,741
*	VCA Antech Inc.	48,000	1,487
*	Laboratory Corp. of
	America Holdings	14,900	1,394
*	Symmetry Medical Inc.	101,325	1,072
	Omnicare Inc.	15,500	913
*	Myriad Genetics Inc.	20,445	740
*	Mallinckrodt plc	8,900	603
*	Merit Medical Systems Inc.	37,296	563
			12,703
Industrials (15.5%)
	KAR Auction Services Inc.	111,800	3,484
*	Teledyne Technologies Inc.	27,342	2,679
	Altra Industrial Motion Corp.	64,120	2,270
	Copa Holdings SA Class A	14,500	1,964
*	Clean Harbors Inc.	40,800	1,928

	Lennox International Inc.	19,886	1,827
*	Saia Inc.	51,788	1,789
	Celadon Group Inc.	77,877	1,768
*	Hertz Global Holdings Inc.	60,300	1,689
*	II-VI Inc.	101,500	1,664
*	MasTec Inc.	39,400	1,613
	UTi Worldwide Inc.	149,300	1,469
	Kaman Corp.	34,200	1,358
*	Wabash National Corp.	100,407	1,356
	Carlisle Cos. Inc.	14,924	1,184
	Babcock & Wilcox Co.	34,900	1,150
*	Roadrunner Transportation
	Systems Inc.	48,400	1,138
*	FTI Consulting Inc.	36,500	1,065
	Woodward Inc.	24,300	1,059
	Harsco Corp.	38,118	958
	Elbit Systems Ltd.	16,400	946
*	MRC Global Inc.	35,533	914
*	Furmanite Corp.	76,587	907
*	Performant Financial Corp.	114,500	906
	Equifax Inc.	12,700	890
	Timken Co.	14,500	875
	Primoris Services Corp.	26,978	844
	HNI Corp.	23,264	827
	Mine Safety Appliances Co.	11,458	589
*	WESCO International Inc.	6,805	587
	Encore Wire Corp.	10,319	540
*	Hub Group Inc. Class A	11,984	468
	Briggs & Stratton Corp.	20,511	467
*	CRA International Inc.	19,227	449
			43,621
Information Technology (19.9%)
*	Skyworks Solutions Inc.	120,200	4,262
	IAC/InterActiveCorp	48,600	3,768
	Global Payments Inc.	39,700	2,792
	j2 Global Inc.	50,700	2,606
	Convergys Corp.	115,700	2,368
*	MicroStrategy Inc. Class A	17,105	2,209
*	Ingram Micro Inc.	70,928	2,089
*	Advanced Energy
	Industries Inc.	75,311	2,067
*	MICROS Systems Inc.	33,625	1,867
	InterDigital Inc.	52,700	1,607
*	ON Semiconductor Corp.	169,212	1,581
*	Itron Inc.	44,284	1,550
*	Virtusa Corp.	42,570	1,548
	Fidelity National Information
	Services Inc.	26,900	1,496
	DST Systems Inc.	14,825	1,393
*	Progress Software Corp.	55,000	1,372
*	Sykes Enterprises Inc.	68,600	1,350
*	Kulicke &
	Soffa Industries Inc.	107,600	1,242
*	ACI Worldwide Inc.	19,800	1,189
*	Atmel Corp.	144,954	1,168

14

Explorer Value Fund

			Market
			Value
		Shares	($000)
	Jabil Circuit Inc.	59,362	1,099
*	Orbotech Ltd.	74,600	1,059
*	NCR Corp.	30,900	1,052
*	TriQuint Semiconductor Inc.	79,312	971
*	QLogic Corp.	80,000	914
*	Insight Enterprises Inc.	39,740	913
	Black Box Corp.	34,300	912
	Belden Inc.	12,400	894
*	Fairchild Semiconductor
	International Inc. Class A	62,361	878
*	Pericom
	Semiconductor Corp.	108,445	877
*	Emulex Corp.	119,812	872
*	Conversant Inc.	34,000	845
	Western Union Co.	47,100	788
*	CIBER Inc.	162,137	775
*	Integrated Device
	Technology Inc.	61,501	725
	Littelfuse Inc.	7,549	712
*	Knowles Corp.	20,000	643
*	Dice Holdings Inc.	70,950	522
	Broadridge Financial
	Solutions Inc.	11,100	419
*	Entropic
	Communications Inc.	93,939	412
			55,806
Materials (4.5%)
	Silgan Holdings Inc.	62,000	2,989
	FMC Corp.	25,900	1,999
	Albemarle Corp.	26,000	1,716
	Schnitzer Steel
	Industries Inc.	63,501	1,611
	Eagle Materials Inc.	13,748	1,215
	Cabot Corp.	17,374	941
	PH Glatfelter Co.	19,257	584
*	Kraton Performance
	Polymers Inc.	20,755	576
*	Boise Cascade Co.	18,926	560
	Cytec Industries Inc.	5,820	551
			12,742
Telecommunication Services (0.5%)
*	Intelsat SA	76,800	1,524

Utilities (2.3%)
	Westar Energy Inc. Class A	49,997	1,711
	Portland General Electric Co.	47,953	1,525
	WGL Holdings Inc.	23,600	949
	Unitil Corp.	29,000	913

	Southwest Gas Corp.	16,293	880
	Piedmont Natural
	Gas Co. Inc.	13,963	472
			6,450
Total Common Stocks
(Cost $203,939)			261,380
Temporary Cash Investments (7.3%)[1]
Money Market Fund (6.9%)
2	Vanguard Market Liquidity
	Fund, 0.130%	19,418,430	19,418

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.4%)
3	Federal Home Loan
	Bank Discount Notes,
	0.075%, 3/5/14	500	500
[3,4]	Federal Home Loan
	Bank Discount Notes,
	0.075%, 5/21/14	200	200
[3,4]	Federal Home Loan
	Bank Discount Notes,
	0.090%, 7/16/14	500	500
			1,200
Total Temporary Cash Investments
(Cost $20,618)			20,618
Total Investments (100.3%)
(Cost $224,557)			281,998
Other Assets and Liabilities (-0.3%)
Other Assets			2,521
Liabilities			(3,461)
			(940)
Net Assets (100%)
Applicable to 8,839,917 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)			281,058
Net Asset Value Per Share			$31.79

15

Explorer Value Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	216,976
Undistributed Net Investment Income	121
Accumulated Net Realized Gains	6,226
Unrealized Appreciation (Depreciation)
Investment Securities	57,441
Futures Contracts	294
Net Assets	281,058

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.8% and 3.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Explorer Value Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	1,769
Interest[1]	13
Securities Lending	20
Total Income	1,802
Expenses
Investment Advisory Fees—Note B
Basic Fee	448
Performance Adjustment	(10)
The Vanguard Group—Note C
Management and Administrative	253
Marketing and Distribution	20
Custodian Fees	9
Shareholders’ Reports	2
Total Expenses	722
Net Investment Income	1,080
Realized Net Gain (Loss)
Investment Securities Sold	9,136
Futures Contracts	1,355
Realized Net Gain (Loss)	10,491
Change in Unrealized Appreciation (Depreciation)
Investment Securities	24,712
Futures Contracts	466
Change in Unrealized Appreciation (Depreciation)	25,178
Net Increase (Decrease) in Net Assets Resulting from Operations	36,749
1 Interest income from an affiliated company of the fund was $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Explorer Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,080	1,463
Realized Net Gain (Loss)	10,491	14,699
Change in Unrealized Appreciation (Depreciation)	25,178	22,412
Net Increase (Decrease) in Net Assets Resulting from Operations	36,749	38,574
Distributions
Net Investment Income	(1,328)	(1,492)
Realized Capital Gain[1]	(16,137)	(2,284)
Total Distributions	(17,465)	(3,776)
Capital Share Transactions
Issued	60,275	104,200
Issued in Lieu of Cash Distributions	16,457	3,514
Redeemed	(36,912)	(43,330)
Net Increase (Decrease) from Capital Share Transactions	39,820	64,384
Total Increase (Decrease)	59,104	99,182
Net Assets
Beginning of Period	221,954	122,772
End of Period[2]	281,058	221,954
1 Includes fiscal 2014 and 2013 short-term gain distributions totaling $5,516,000 and $530,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $121,000 and $369,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Explorer Value Fund

Financial Highlights

	Six Months				March 16,
	Ended				2010[1] to
		Year Ended August 31,
For a Share Outstanding	February 28,				Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.39	$23.44	$21.94	$18.09	$20.00
Investment Operations
Net Investment Income	.133	. 255	. 232.190		. 044
Net Realized and Unrealized Gain (Loss)
on Investments	4.477	6.429	2.476	3.991	(1.954)
Total from Investment Operations	4.610	6.684	2.708	4.181	(1.910)
Distributions
Dividends from Net Investment Income	(.168)	(. 290)	(.189)	(.135)	—
Distributions from Realized Capital Gains	(2.042)	(.444)	(1.019)	(.196)	—
Total Distributions	(2.210)	(.734)	(1.208)	(.331)	—
Net Asset Value, End of Period	$31.79	$29.39	$23.44	$21.94	$18.09

Total Return[2]	16.03%	29.19%	13.10%	23.04%	-9.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$281	$222	$123	$116	$75
Ratio of Total Expenses to
Average Net Assets[3]	0.57%	0.60%	0.59%	0.57%	0.56%[4]
Ratio of Net Investment Income to
Average Net Assets	0.91%	0.88%	1.00%	0.82%	0.55%[4]
Portfolio Turnover Rate	37%	46%	38%	41%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was March 16, 2010, to March 30, 2010, during which time all assets were held in money market instruments. Performance measurement began March 30, 2010, at a net asset value of $20.00.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.04%, 0.03%, 0.01%, and 0.00%.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

20

Explorer Value Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Cardinal Capital Management L.L.C., Frontier Capital Management Co., LLC, and Sterling Capital Management LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cardinal Capital Management L.L.C. is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell Mid-Cap Value Custom Cap-Range Index. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 2000 Value Index. The basic fee of Sterling Capital Management LLC is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 2500 Value Index.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended February 28, 2014, the aggregate investment advisory fee represented an effective annual basic rate of 0.35% of the fund’s average net assets, before a decrease of $10,000 (0.01%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $31,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

21

Explorer Value Fund

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	261,380	—	—
Temporary Cash Investments	19,418	1,200	—
Futures Contracts—Liabilities[1]	(48)	—	—
Total	280,750	1,200	—
1 Represents variation margin on the last day of the reporting period.

E. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	90	10,637	294

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2014, the cost of investment securities for tax purposes was $224,557,000. Net unrealized appreciation of investment securities for tax purposes was $57,441,000, consisting of unrealized gains of $61,354,000 on securities that had risen in value since their purchase and $3,913,000 in unrealized losses on securities that had fallen in value since their purchase.

22

Explorer Value Fund

G. During the six months ended February 28, 2014, the fund purchased $67,202,000 of investment securities and sold $43,617,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2014	August 31, 2013
	Shares	Shares
	(000)	(000)
Issued	1,927	3,776
Issued in Lieu of Cash Distributions	542	145
Redeemed	(1,181)	(1,607)
Net Increase (Decrease) in Shares Outstanding	1,288	2,314

I. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Value Fund	8/31/2013	2/28/2014	Period
Based on Actual Fund Return	$1,000.00	$1,160.32	$3.05
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.97	2.86

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.57%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), Frontier Capital Management Co., LLC (Frontier), and Sterling Capital Management LLC (Sterling). The board determined that renewing the fund’s advisory arrangements was in the best interest of the fund and its shareholders.

In addition, Cardinal underwent an internal corporate restructuring that resulted in what is legally referred to as a change in control and management. This change constituted an “assignment” under the Investment Company Act of 1940 and triggered the automatic termination of the former advisory agreement. The board of trustees approved a new advisory agreement to allow for an uninterrupted advisory relationship between Cardinal and the fund. The new agreement is identical to the former agreement with Cardinal except for the date.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services since its inception in 2010, and took into account the organizational depth and stability of each advisor. The board noted the following:

Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-cap value portfolios. Cardinal believes that a company’s stock price is ultimately determined by its ability to generate excess cash flow and redeploy that cash to enhance shareholder value. Cardinal has advised a portion of the fund since the fund’s inception.

Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier selects stocks by identifying companies that the advisor believes are underpriced relative to their long-term value. These companies generally are inexpensive in many ways, including price-to-book and price-to-earnings ratios. Frontier has advised a portion of the fund since the fund’s inception.

Sterling. Founded in 1970, Sterling is an investment advisor that manages fixed income and equity portfolios, with the latter focused on small- and mid-sized companies. Sterling uses a value-oriented strategy that seeks to identify stocks of quality companies selling at large discounts compared with the underlying value of the business. Sterling defines quality companies as those that generate considerable cash flow, offer reinvestment opportunities with attractive returns, and enjoy competitive advantages in their business sector. Sterling has advised a portion of the fund since the fund’s inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of the fund and each advisor since the fund’s inception, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

26

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

The board did not consider profitability of the fund’s advisors in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

28

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16902 042014

Semiannual Report | February 28, 2014

Vanguard Russell 1000 Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 1000 Index Fund.	8
Russell 1000 Value Index Fund.	21
Russell 1000 Growth Index Fund.	34
About Your Fund’s Expenses.	47
Glossary.	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
Total
Returns
Vanguard Russell 1000 Index Fund
Institutional Shares	15.60%
ETF Shares
Market Price	15.62
Net Asset Value	15.57
Russell 1000 Index	15.67
Large-Cap Core Funds Average	14.71
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 1000 Value Index Fund
Institutional Shares	13.41%
ETF Shares
Market Price	13.42
Net Asset Value	13.40
Russell 1000 Value Index	13.46
Large-Cap Value Funds Average	13.14
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 1000 Growth Index Fund
Institutional Shares	17.79%
ETF Shares
Market Price	17.67
Net Asset Value	17.76
Russell 1000 Growth Index	17.84
Large-Cap Growth Funds Average	19.74
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

The broad U.S. stock market advanced robustly for the six months ended February 28, 2014. Large-capitalization stocks produced solid returns for the half year, but trailed their small- and mid-cap counterparts. Among large-cap funds, growth stocks performed better than value stocks.

The three Vanguard Russell 1000 Index Funds delivered returns ranging from more than 17% for the Russell 1000 Growth Index Fund to about 13% for the Russell 1000 Value Index Fund. The Russell 1000 Index Fund, a blend of growth and value stocks, returned more than 15%.

Each fund met its objective of closely tracking its benchmark index. The returns of the Russell 1000 Index Fund and the Russell 1000 Value Index Fund were slightly ahead of the average return of their peer funds; the return of the Russell 1000 Growth Index Fund lagged the average return of its peers.

Mostly positive factors lifted U.S. stock markets

Favorable corporate earnings, generally positive economic news, improved investor sentiment, and the Federal Reserve’s accommodative bond-buying program—all of these factors helped the broad U.S. stock market post a strong six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe.

2

The developed markets of the Pacific region managed single-digit returns for the period, as did emerging markets, which have been particularly volatile amid concerns about China’s slowing economy and the effects of higher interest rates as the Fed winds down its stimulus.

Bonds staged a rebound after last year’s swoon

Bonds, which had slumped notably in 2013 as investors worried over the future of the Fed’s bond-buying program, delivered solid results for the six months. Even as the Fed began trimming its purchases in January, bonds seemed to regain their appeal.

The broad U.S. taxable bond market returned 2.84% for the half year. The yield of the 10-year Treasury note finished the six months at 2.64%, down a bit from 2.76% at the end of August. (Bond prices and yields move in opposite directions.)

Municipal bonds, which had declined sharply in the fiscal year ended August 31, returned 5.71%. The market had been roiled during the summer by headlines about Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as the headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that, on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

Money market and savings account returns remained capped by the Fed’s target of 0%–0.25% for short-term interest rates.

Market Barometer

	Total Returns
	Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

CPI
Consumer Price Index	0.39%	1.13%	2.04%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 4.93%.

Technology stocks propelled large-cap growth stocks

The three Russell 1000 Index Funds provide investors with broad exposure to the largest companies in the U.S. stock market. In general, larger companies generate steadier earnings and higher yields, and their stocks tend to be less volatile than those of smaller companies.

During the six-month period, investors seemed to embrace risk and seek out companies that offered them the greatest opportunities for earnings growth. In such an environment, the Russell 1000 Growth Index Fund notched the strongest performance of the trio. The fund benefited most from its outsized allocation to the technology sector. Technology, the fund’s largest sector holding, contributed more than a fifth of its overall return. High-profile internet companies and software makers profited from both increased sales of web advertisements and their own streamlining efforts. Semiconductor manufacturers and enterprise software providers also stood out.

The fund’s consumer discretionary and health care sectors also were bright spots. Media conglomerates and specialty and online retailers were among the best performers in consumer discretionary.

As the economy improves, more consumers are willing and able to spend on entertainment and shopping.

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 1000 Index Fund	0.08%	0.12%	1.15%
Russell 1000 Value Index Fund	0.08	0.15	1.14
Russell 1000 Growth Index Fund	0.08	0.15	1.22

The fund expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2014, the funds’ annualized expense ratios were: for the Russell 1000 Index Fund, 0.08% for
Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.13% for ETF
Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.14% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Russell 1000 Index Fund, Large-Cap Core Funds; for the Russell 1000 Value Index Fund, Large-Cap Value Funds; and for
the Russell 1000 Growth Index Fund, Large-Cap Growth Funds.

4

In health care, providers of pharmaceutical, biotechnology, and medical services also excelled. Despite increased competition from generics, drugmakers made significant headway through cost-cutting and research for new drugs to replenish their pipelines.

The appeal of low-cost investing is growing

Minimizing investment costs is a critical part of every investor’s toolkit. Why? Because every dollar paid for fund management expenses is simply a dollar less that can work on your behalf.

Put another way, the lower your mutual fund’s costs, the greater your share of the fund’s return.
Not surprisingly, research indicates that lower-cost investments have tended to outperform their higher-cost counterparts.

Investors are catching on to the value of lower-cost mutual funds. Funds with lower expense ratios dominated in attracting investment dollars over the decade ended December 31, 2012, according to a Vanguard research paper. (You can read the paper, Costs Matter: Are Fund
Investors Voting With Their Feet?, at vanguard.com/research.) And, as the chart below shows,
Vanguard’s leadership in keeping down costs for investors seems to have encouraged the industry to reduce its average costs—at least over the past decade.

Even so, Vanguard’s average expenses continue to be less than one-fifth the industry average:
0.19% versus 1.08% (as of December 31, 2013). That cost difference remains a powerful tool in the hands of Vanguard clients.

Vanguard fund costs remain far below industry average

Sources: Vanguard and Lipper, a Thomson Reuters Company.

5

The Russell 1000 Index Fund, which includes both growth and value stocks, benefited from the same sectors that boosted the Russell 1000 Growth Index Fund: technology, health care, and consumer discretionary. It also drew strength from financial services stocks, particularly credit card companies and financial data and systems providers. The Russell 1000 Index Fund lagged the Russell 1000 Growth Index Fund largely because of its smaller allocation to technology.

The Russell 1000 Value Index Fund came in a few steps behind the others. Like the Russell 1000 Index Fund, it benefited from the financial and health care sectors. However, the Russell 1000 Value Index Fund’s return was limited by its significantly lighter allocation to technology. The fund’s energy sector, its second-largest sector weighting, also was one of its weakest performers.

Taking only a slice of the market can add risk to your portfolio

Like other Vanguard funds that are devoted to particular market-capitalization ranges, the three Russell 1000 Index Funds offer you a low-cost, transparent way to gain exposure to a specific segment of the market. These funds can do important work for an investor—filling in a gap in a portfolio, for example.

But keep in mind that by choosing just a slice of the market-capitalization pie—even when, as is the case here, it’s a large slice—you’re also choosing to take on additional risk. Investors who depart from a market-proportional approach by overweighting a certain segment of the market are exposing themselves to more volatility by reducing their portfolio’s diversification.

Diversification is, of course, a powerful strategy for managing risk. Vanguard generally counsels that investors have exposure to large-, mid-, and small-cap stocks in a way that approximates the U.S. stock market, because this approach helps ensure that they stay diversified.

As we say in Vanguard’s Principles for Investing Success: “Leadership among market segments changes constantly and rapidly, so investors must diversify both to mitigate losses and to participate in gains.” (You can read more about our investment principles at vanguard.com/research.)

You can achieve a balanced market-cap representation through a total stock market fund, or you can assemble segment-specific funds in a way that mirrors the overall market. Either way, appropriate diversification should remain paramount.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 18, 2014

6

Your Fund’s Performance at a Glance
August 31, 2013, Through February 28, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 1000 Index Fund
Institutional Shares	$146.04	$167.21	$1.518	$0.000
ETF Shares	75.40	86.29	0.802	0.000
Vanguard Russell 1000 Value Index Fund
Institutional Shares	$144.13	$161.57	$1.796	$0.000
ETF Shares	73.82	82.77	0.890	0.000
Vanguard Russell 1000 Growth Index Fund
Institutional Shares	$148.07	$173.07	$1.238	$0.000
ETF Shares	77.02	90.03	0.621	0.000

7

Russell 1000 Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRNIX	VONE
Expense Ratio[1]	0.08%	0.12%
30-Day SEC Yield	1.85%	1.81%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	1,018	1,014	3,622
Median Market Cap	$55.5B	$55.5B	$42.4B
Price/Earnings Ratio	19.1x	19.1x	19.8x
Price/Book Ratio	2.7x	2.7x	2.6x
Return on Equity	17.8%	17.6%	16.8%
Earnings Growth
Rate	12.0%	12.0%	12.0%
Dividend Yield	1.9%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—	—
Short-Term Reserves	-0.6%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer Discretionary 15.0%		14.9%	14.8%
Consumer Staples	7.7	7.7	7.3
Energy	9.4	9.4	9.3
Financial Services	18.2	18.4	18.6
Health Care	13.0	13.1	13.2
Materials & Processing	4.3	4.3	4.5
Producer Durables	11.4	11.4	11.6
Technology	15.8	15.6	15.6
Utilities	5.2	5.2	5.1

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	2.5%
Exxon Mobil Corp.	Oil - Integrated	2.2
Google Inc.	Computer Services
	Software & Systems	1.7
Microsoft Corp.	Computer Services
	Software & Systems	1.7
General Electric Co.	Diversified
	Manufacturing
	Operations	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Wells Fargo & Co.	Banks - Diversified	1.2
Chevron Corp.	Oil - Integrated	1.2
Procter & Gamble Co.	Personal Care	1.1
JPMorgan Chase & Co.	Diversified Financial
	Services	1.1
Top Ten		15.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.12% for ETF Shares.

8

Russell 1000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2014

Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	10/15/2010	32.99%	17.79%
ETF Shares	9/20/2010
Market Price		32.96	18.47
Net Asset Value		32.93	18.47

See Financial Highlights for dividend and capital gains information.

9

Russell 1000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	106,763	8,628	0.8%
Comcast Corp. Class A	155,480	8,037	0.7%
* Amazon.com Inc.	21,779	7,886	0.7%
Wal-Mart Stores Inc.	95,402	7,127	0.6%
Home Depot Inc.	86,596	7,103	0.6%
McDonald’s Corp.	59,404	5,652	0.5%
* eBay Inc.	76,917	4,520	0.4%
Consumer Discretionary—Other †		121,855	10.6%
		170,808	14.9%
Consumer Staples
Procter & Gamble Co.	162,337	12,769	1.1%
Coca-Cola Co.	226,601	8,656	0.7%
Philip Morris International Inc.	96,940	7,843	0.7%
PepsiCo Inc.	91,663	7,340	0.6%
CVS Caremark Corp.	72,548	5,306	0.5%
Consumer Staples—Other †		45,439	4.0%
		87,353	7.6%
Energy
Exxon Mobil Corp.	263,434	25,361	2.2%
Chevron Corp.	114,744	13,233	1.2%
Schlumberger Ltd.	78,816	7,330	0.6%
ConocoPhillips	72,487	4,820	0.4%
Occidental Petroleum Corp.	47,759	4,610	0.4%
Energy—Other †		51,571	4.5%
		106,925	9.3%
Financial Services
Wells Fargo & Co.	285,951	13,274	1.2%
JPMorgan Chase & Co.	223,896	12,722	1.1%
* Berkshire Hathaway Inc. Class B	106,529	12,334	1.1%

10

Russell 1000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Bank of America Corp.	638,574	10,556	0.9%
Citigroup Inc.	180,310	8,768	0.8%
Visa Inc. Class A	30,945	6,992	0.6%
MasterCard Inc. Class A	69,232	5,381	0.5%
American Express Co.	56,175	5,128	0.4%
Financial Services—Other †		132,261	11.5%
		207,416	18.1%
Health Care
Johnson & Johnson	166,416	15,330	1.3%
Pfizer Inc.	396,137	12,720	1.1%
Merck & Co. Inc.	178,873	10,194	0.9%
* Gilead Sciences Inc.	90,407	7,485	0.7%
Amgen Inc.	44,392	5,506	0.5%
Bristol-Myers Squibb Co.	97,358	5,235	0.5%
* Biogen Idec Inc.	14,067	4,792	0.4%
AbbVie Inc.	93,801	4,775	0.4%
UnitedHealth Group Inc.	60,474	4,673	0.4%
Health Care—Other †		77,924	6.8%
		148,634	13.0%

Materials & Processing †		48,619	4.2%

Other †		87	0.0%

Producer Durables
General Electric Co.	612,504	15,600	1.4%
United Technologies Corp.	54,419	6,368	0.5%
Boeing Co.	44,904	5,789	0.5%
3M Co.	40,825	5,500	0.5%
Union Pacific Corp.	27,744	5,004	0.4%
Producer Durables—Other †		91,686	8.0%
		129,947	11.3%
Technology
Apple Inc.	55,599	29,258	2.5%
* Google Inc. Class A	15,966	19,409	1.7%
Microsoft Corp.	494,645	18,950	1.7%
International Business Machines Corp.	61,615	11,409	1.0%
Oracle Corp.	210,291	8,224	0.7%
QUALCOMM Inc.	102,383	7,708	0.7%
Intel Corp.	294,423	7,290	0.6%
* Facebook Inc. Class A	100,934	6,910	0.6%
Cisco Systems Inc.	316,616	6,902	0.6%
Technology—Other †		63,367	5.5%
		179,427	15.6%
Utilities
Verizon Communications Inc.	244,498	11,633	1.0%
AT&T Inc.	318,733	10,177	0.9%
Utilities—Other †		37,603	3.3%
		59,413	5.2%
Total Common Stocks (Cost $885,290)		1,138,629	99.2%[1]

11

Russell 1000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.130%	914,821	915	0.1%

4U.S. Government and Agency Obligations †			1,199	0.1%
Total Temporary Cash Investments (Cost $2,115)			2,114	0.2%[1]
[5]Total Investments (Cost $887,405)			1,140,743	99.4%
Other Assets and Liabilities
Other Assets			30,992	2.7%
Liabilities[3]			(23,984)	(2.1%)
			7,008	0.6%
Net Assets			1,147,751	100.0%

At February 28, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				892,397
Undistributed Net Investment Income				3,445
Accumulated Net Realized Losses				(1,505)
Unrealized Appreciation (Depreciation)
Investment Securities				253,338
Futures Contracts				76
Net Assets				1,147,751

Institutional Shares—Net Assets
Applicable to 5,057,989 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				845,735
Net Asset Value Per Share—Institutional Shares				$167.21

ETF Shares—Net Assets
Applicable to 3,500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				302,016
Net Asset Value Per Share—ETF Shares				$86.29

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $169,000 of collateral received for securities on loan.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $164,000.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 1000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	10,494
Interest[1]	3
Securities Lending	3
Total Income	10,500
Expenses
The Vanguard Group—Note B
Investment Advisory Services	83
Management and Administrative—Institutional Shares	121
Management and Administrative—ETF Shares	80
Marketing and Distribution—Institutional Shares	94
Marketing and Distribution—ETF Shares	29
Custodian Fees	57
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	467
Net Investment Income	10,033
Realized Net Gain (Loss)
Investment Securities Sold	20,705
Futures Contracts	330
Realized Net Gain (Loss)	21,035
Change in Unrealized Appreciation (Depreciation)
Investment Securities	117,932
Futures Contracts	147
Change in Unrealized Appreciation (Depreciation)	118,079
Net Increase (Decrease) in Net Assets Resulting from Operations	149,147
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 1000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,033	15,046
Realized Net Gain (Loss)	21,035	3,609
Change in Unrealized Appreciation (Depreciation)	118,079	103,141
Net Increase (Decrease) in Net Assets Resulting from Operations	149,147	121,796
Distributions
Net Investment Income
Institutional Shares	(7,735)	(9,647)
ETF Shares	(2,326)	(3,789)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(10,061)	(13,436)
Capital Share Transactions
Institutional Shares	62,206	263,546
ETF Shares	51,072	41,569
Net Increase (Decrease) from Capital Share Transactions	113,278	305,115
Total Increase (Decrease)	252,364	413,475
Net Assets
Beginning of Period	895,387	481,912
End of Period[1]	1,147,751	895,387
1 Net Assets—End of Period includes undistributed net investment income of $3,445,000 and $3,473,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 1000 Index Fund

Financial Highlights

Institutional Shares
	Six Months			Oct. 15,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		August 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$146.04	$124.53	$108.35	$103.49
Investment Operations
Net Investment Income	1.468	2.850	2.314	1.348
Net Realized and Unrealized Gain (Loss) on Investments	21.220	21.424	16.100	4.569
Total from Investment Operations	22.688	24.274	18.414	5.917
Distributions
Dividends from Net Investment Income	(1.518)	(2.764)	(2.234)	(1.057)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.518)	(2.764)	(2.234)	(1.057)
Net Asset Value, End of Period	$167.21	$146.04	$124.53	$108.35

Total Return	15.60%	19.73%	17.25%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$846	$677	$334	$178
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.96%	2.13%	2.10%	1.90%[2]
Portfolio Turnover Rate [3]	7%	11%	36%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 1000 Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 20,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		August 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$75.40	$64.29	$55.94	$51.78
Investment Operations
Net Investment Income	.749	1.444	1.176	.736
Net Realized and Unrealized Gain (Loss) on Investments	10.943	11.068	8.307	3.957
Total from Investment Operations	11.692	12.512	9.483	4.693
Distributions
Dividends from Net Investment Income	(.802)	(1.402)	(1.133)	(.533)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.802)	(1.402)	(1.133)	(.533)
Net Asset Value, End of Period	$86.29	$75.40	$64.29	$55.94

Total Return	15.57%	19.70%	17.19%	9.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$302	$219	$148	$14
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.92%	2.09%	2.06%	1.86%[2]
Portfolio Turnover Rate [3]	7%	11%	36%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

17

Russell 1000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $121,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

18

Russell 1000 Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,138,629	—	—
Temporary Cash Investments	915	1,199	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	1,139,544	1,199	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	82	7,616	62
E-mini S&P MidCap 400 Index	March 2014	6	825	14
				76

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

19

Russell 1000 Index Fund

During the six months ended February 28, 2014, the fund realized $19,912,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $1,938,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $887,414,000. Net unrealized appreciation of investment securities for tax purposes was $253,329,000, consisting of unrealized gains of $261,217,000 on securities that had risen in value since their purchase and $7,888,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $191,383,000 of investment securities and sold $84,324,000 of investment securities, other than temporary cash investments. Purchases and sales include $41,735,000 and $49,607,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	144,747	937	298,339	2,195
Issued in Lieu of Cash Distributions	7,117	45	8,779	66
Redeemed	(89,658)	(558)	(43,572)	(309)
Net Increase (Decrease)—Institutional Shares	62,206	424	263,546	1,952
ETF Shares
Issued	101,214	1,200	45,250	650
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(50,142)	(600)	(3,681)	(50)
Net Increase (Decrease)—ETF Shares	51,072	600	41,569	600

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

20

Russell 1000 Value Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRVIX	VONV
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	2.21%	2.19%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		1000	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	663	662	3,622
Median Market Cap	$53.0B	$53.0B	$42.4B
Price/Earnings Ratio	16.6x	16.6x	19.8x
Price/Book Ratio	1.8x	1.8x	2.6x
Return on Equity	12.7%	12.7%	16.8%
Earnings Growth
Rate	8.0%	8.1%	12.0%
Dividend Yield	2.3%	2.3%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		1000	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	7.2%	7.1%	14.8%
Consumer Staples	5.4	5.4	7.3
Energy	14.5	14.5	9.3
Financial Services	29.0	29.1	18.6
Health Care	13.4	13.4	13.2
Materials & Processing	3.1	3.1	4.5
Producer Durables	10.5	10.5	11.6
Technology	8.5	8.5	15.6
Utilities	8.4	8.4	5.1

Volatility Measures
	Russell	DJ
	1000	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.97
Beta	1.00	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Oil - Integrated	4.6%
General Electric Co.	Diversified
	Manufacturing
	Operations	2.8
Johnson & Johnson	Pharmaceuticals	2.4
Wells Fargo & Co.	Banks - Diversified	2.4
Chevron Corp.	Oil - Integrated	2.4
Procter & Gamble Co.	Personal Care	2.3
JPMorgan Chase & Co.	Diversified Financial
	Services	2.3
Pfizer Inc.	Pharmaceuticals	2.3
Berkshire Hathaway Inc. Insurance - Multi-Line		2.2
Bank of America Corp.	Banks - Diversified	1.9
Top Ten		25.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.13% for ETF Shares.

21

Russell 1000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2014

Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/10/2010	32.40%	16.42%
ETF Shares	9/20/2010
Market Price		32.25	17.75
Net Asset Value		32.31	17.75

See Financial Highlights for dividend and capital gains information.

22

Russell 1000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	189,386	15,304	1.2%
Time Warner Inc.	126,015	8,459	0.7%
* General Motors Co.	167,986	6,081	0.5%
Wal-Mart Stores Inc.	73,464	5,488	0.4%
Ford Motor Co.	338,763	5,214	0.4%
Consumer Discretionary—Other †		50,501	4.0%
		91,047	7.2%
Consumer Staples
Procter & Gamble Co.	370,348	29,132	2.3%
CVS Caremark Corp.	146,327	10,702	0.8%
Mondelez International Inc. Class A	241,166	8,207	0.7%
Consumer Staples—Other †		19,863	1.6%
		67,904	5.4%
Energy
Exxon Mobil Corp.	600,393	57,800	4.6%
Chevron Corp.	261,946	30,210	2.4%
ConocoPhillips	165,220	10,987	0.9%
Occidental Petroleum Corp.	108,936	10,515	0.8%
Phillips 66	79,295	5,936	0.5%
Anadarko Petroleum Corp.	63,871	5,375	0.4%
Energy—Other †		60,924	4.8%
		181,747	14.4%
Financial Services
Wells Fargo & Co.	652,406	30,285	2.4%
JPMorgan Chase & Co.	510,776	29,022	2.3%
* Berkshire Hathaway Inc. Class B	243,177	28,155	2.2%
Bank of America Corp.	1,455,760	24,064	1.9%
Citigroup Inc.	411,241	19,999	1.6%
Goldman Sachs Group Inc.	61,977	10,316	0.8%

23

Russell 1000 Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
US Bancorp	249,968	10,284	0.8%
American International Group Inc.	199,581	9,933	0.8%
Morgan Stanley	205,820	6,339	0.5%
MetLife Inc.	120,893	6,126	0.5%
PNC Financial Services Group Inc.	71,568	5,853	0.5%
Capital One Financial Corp.	78,753	5,783	0.4%
Bank of New York Mellon Corp.	156,387	5,004	0.4%
Financial Services—Other †		174,136	13.8%
		365,299	28.9%
Health Care
Johnson & Johnson	330,329	30,430	2.4%
Pfizer Inc.	903,751	29,019	2.3%
Merck & Co. Inc.	408,065	23,256	1.8%
UnitedHealth Group Inc.	137,841	10,651	0.8%
Abbott Laboratories	210,697	8,382	0.7%
Medtronic Inc.	137,312	8,137	0.7%
Thermo Fisher Scientific Inc.	52,867	6,584	0.5%
Eli Lilly & Co.	104,872	6,251	0.5%
Health Care—Other †		46,357	3.7%
		169,067	13.4%
Materials & Processing
Dow Chemical Co.	142,033	6,918	0.6%
Materials & Processing—Other †		32,097	2.5%
		39,015	3.1%
Producer Durables
General Electric Co.	1,396,241	35,562	2.8%
Caterpillar Inc.	72,816	7,061	0.6%
FedEx Corp.	42,840	5,712	0.4%
Danaher Corp.	64,588	4,940	0.4%
Eaton Corp. plc	64,077	4,787	0.4%
Producer Durables—Other †		74,304	5.9%
		132,366	10.5%
Technology
Apple Inc.	30,823	16,220	1.3%
Cisco Systems Inc.	722,223	15,744	1.3%
Intel Corp.	628,062	15,551	1.2%
Hewlett-Packard Co.	262,676	7,849	0.6%
Technology—Other †		51,424	4.1%
		106,788	8.5%
Utilities
AT&T Inc.	726,970	23,212	1.9%
Duke Energy Corp.	95,449	6,765	0.5%
Dominion Resources Inc.	78,183	5,426	0.4%
NextEra Energy Inc.	57,273	5,234	0.4%
Southern Co.	117,647	4,982	0.4%
Utilities—Other †		60,149	4.8%
		105,768	8.4%
Total Common Stocks (Cost $1,026,822)		1,259,001	99.8%[1]

24

Russell 1000 Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.130%	208,001	208	0.0%

4U.S. Government and Agency Obligations †			500	0.1%
Total Temporary Cash Investments (Cost $708)			708	0.1%[1]
[5]Total Investments (Cost $1,027,530)			1,259,709	99.9%
Other Assets and Liabilities
Other Assets			6,171	0.5%
Liabilities[3]			(4,335)	(0.4%)
			1,836	0.1%
Net Assets			1,261,545	100.0%

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	1,025,790
Undistributed Net Investment Income	4,553
Accumulated Net Realized Losses	(1,072)
Unrealized Appreciation (Depreciation)
Investment Securities	232,179
Futures Contracts	95
Net Assets	1,261,545

Institutional Shares—Net Assets
Applicable to 6,604,005 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,067,041
Net Asset Value Per Share—Institutional Shares	$161.57

ETF Shares—Net Assets
Applicable to 2,350,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	194,504
Net Asset Value Per Share—ETF Shares	$82.77

• See Note A in Notes to Financial Statements

* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts.  After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0/1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.  Rate shown is the 7-day yield.
3 Includes $208,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $191,000.
   See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 1000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	13,706
Interest[1]	2
Securities Lending	5
Total Income	13,713
Expenses
The Vanguard Group—Note B
Investment Advisory Services	89
Management and Administrative—Institutional Shares	161
Management and Administrative—ETF Shares	71
Marketing and Distribution—Institutional Shares	112
Marketing and Distribution—ETF Shares	21
Custodian Fees	45
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	2
Total Expenses	503
Net Investment Income	13,210
Realized Net Gain (Loss)
Investment Securities Sold	13,823
Futures Contracts	249
Realized Net Gain (Loss)	14,072
Change in Unrealized Appreciation (Depreciation)
Investment Securities	111,082
Futures Contracts	95
Change in Unrealized Appreciation (Depreciation)	111,177
Net Increase (Decrease) in Net Assets Resulting from Operations	138,459
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,210	19,480
Realized Net Gain (Loss)	14,072	44,651
Change in Unrealized Appreciation (Depreciation)	111,177	92,562
Net Increase (Decrease) in Net Assets Resulting from Operations	138,459	156,693
Distributions
Net Investment Income
Institutional Shares	(11,438)	(15,933)
ETF Shares	(1,798)	(2,071)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(13,236)	(18,004)
Capital Share Transactions
Institutional Shares	163,350	134,199
ETF Shares	39,293	73,821
Net Increase (Decrease) from Capital Share Transactions	202,643	208,020
Total Increase (Decrease)	327,866	346,709
Net Assets
Beginning of Period	933,679	586,970
End of Period[1]	1,261,545	933,679
1 Net Assets—End of Period includes undistributed net investment income of $4,553,000 and $4,578,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months			Dec. 10,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		August 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$144.13	$120.04	$104.59	$108.03
Investment Operations
Net Investment Income	1.671	3.228	2.474	1.239
Net Realized and Unrealized Gain (Loss) on Investments	17.565	24.017	15.262	(3.373)
Total from Investment Operations	19.236	27.245	17.736	(2.134)
Distributions
Dividends from Net Investment Income	(1.796)	(3.155)	(2.286)	(1.306)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.796)	(3.155)	(2.286)	(1.306)
Net Asset Value, End of Period	$161.57	$144.13	$120.04	$104.59

Total Return	13.41%	23.00%	17.23%	-2.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,067	$797	$541	$164
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.37%	2.46%	2.55%	2.30%[2]
Portfolio Turnover Rate [3]	4%	26%	29%	39%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 20,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		August 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$73.82	$61.49	$53.57	$51.46
Investment Operations
Net Investment Income	.833	1.610	1.228	.876
Net Realized and Unrealized Gain (Loss) on Investments	9.007	12.290	7.833	1.886
Total from Investment Operations	9.840	13.900	9.061	2.762
Distributions
Dividends from Net Investment Income	(.890)	(1.570)	(1.141)	(.652)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.890)	(1.570)	(1.141)	(.652)
Net Asset Value, End of Period	$82.77	$73.82	$61.49	$53.57

Total Return	13.40%	22.90%	17.17%	5.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$195	$137	$46	$27
Ratio of Total Expenses to Average Net Assets	0.13%	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.32%	2.39%	2.48%	2.23%[2]
Portfolio Turnover Rate [3]	4%	26%	29%	39%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

30

Russell 1000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $135,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

31

Russell 1000 Value Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,259,001	—	—
Temporary Cash Investments	208	500	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	1,259,216	500	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	26	2,415	95

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $12,426,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

32

Russell 1000 Value Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, fund had available capital losses totaling $1,192,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $1,027,558,000. Net unrealized appreciation of investment securities for tax purposes was $232,151,000, consisting of unrealized gains of $241,158,000 on securities that had risen in value since their purchase and $9,007,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $267,629,000 of investment securities and sold $65,713,000 of investment securities, other than temporary cash investments. Purchases and sales include $55,283,000 and $40,622,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	240,573	1,568	274,140	2,054
Issued in Lieu of Cash Distributions	10,854	71	15,713	120
Redeemed	(88,077)	(565)	(155,654)	(1,149)
Net Increase (Decrease)—Institutional Shares	163,350	1,074	134,199	1,025
ETF Shares
Issued	83,518	1,050	211,506	2,950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(44,225)	(550)	(137,685)	(1,850)
Net Increase (Decrease)—ETF Shares	39,293	500	73,821	1,100

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

33

Russell 1000 Growth Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRGWX	VONG
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.52%	1.49%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		1000	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	624	624	3,622
Median Market Cap	$58.6B	$58.6B	$42.4B
Price/Earnings Ratio	22.2x	22.2x	19.8x
Price/Book Ratio	5.0x	5.0x	2.6x
Return on Equity	23.2%	22.9%	16.8%
Earnings Growth
Rate	15.5%	15.5%	12.0%
Dividend Yield	1.6%	1.6%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		1000	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary 22.3%		22.3%	14.8%
Consumer Staples	9.8	9.8	7.3
Energy	4.6	4.6	9.3
Financial Services	8.1	8.4	18.6
Health Care	12.7	12.7	13.2
Materials & Processing	5.4	5.4	4.5
Producer Durables	12.3	12.3	11.6
Technology	22.6	22.3	15.6
Utilities	2.2	2.2	5.1

Volatility Measures
		DJ
		U.S. Total
	Russell 1000	Market
	Growth Index	FA Index
R-Squared	1.00	0.97
Beta	1.00	0.96
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.8%
Google Inc.	Computer Services
	Software & Systems	3.3
Microsoft Corp.	Computer Services
	Software & Systems	3.2
Verizon Communications Utilities -
Inc.	Telecommunications	2.0
International Business	Computer
Machines Corp.	Technology	1.9
Coca-Cola Co.	Beverage - Soft
	Drinks	1.5
Oracle Corp.	Computer Services
	Software & Systems	1.4
Amazon.com Inc.	Diversified Retail	1.3
Philip Morris
International Inc.	Tobacco	1.3
QUALCOMM Inc.	Communications
	Technology	1.3
Top Ten		21.0%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.14% for ETF Shares.

34

Russell 1000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2014

Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/6/2010	33.39%	16.64%
ETF Shares	9/20/2010
Market Price		33.34	19.03
Net Asset Value		33.29	19.02

See Financial Highlights for dividend and capital gains information.

35

Russell 1000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	57,147	20,693	1.3%
Comcast Corp. Class A	376,816	19,478	1.3%
Home Depot Inc.	227,032	18,623	1.2%
McDonald’s Corp.	155,806	14,825	1.0%
Wal-Mart Stores Inc.	165,872	12,391	0.8%
* eBay Inc.	201,722	11,855	0.8%
* priceline.com Inc.	8,034	10,837	0.7%
NIKE Inc. Class B	110,095	8,620	0.6%
Lowe’s Cos. Inc.	169,195	8,465	0.6%
Starbucks Corp.	116,348	8,256	0.5%
Costco Wholesale Corp.	67,815	7,921	0.5%
Twenty-First Century Fox Inc. Class A	227,661	7,636	0.5%
TJX Cos. Inc.	111,878	6,876	0.4%
Consumer Discretionary—Other †		187,090	12.1%
		343,566	22.3%
Consumer Staples
Coca-Cola Co.	594,545	22,712	1.5%
Philip Morris International Inc.	254,224	20,569	1.3%
PepsiCo Inc.	240,332	19,243	1.3%
Altria Group Inc.	312,149	11,319	0.7%
Colgate-Palmolive Co.	144,960	9,108	0.6%
Walgreen Co.	110,823	7,530	0.5%
Consumer Staples—Other †		60,819	3.9%
		151,300	9.8%
Energy
Schlumberger Ltd.	206,626	19,216	1.2%
Halliburton Co.	131,758	7,510	0.5%
EOG Resources Inc.	39,631	7,507	0.5%
Energy—Other †		37,093	2.4%
		71,326	4.6%

36

Russell 1000 Growth Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Financial Services
Visa Inc. Class A	81,276	18,364	1.2%
MasterCard Inc. Class A	181,753	14,126	0.9%
American Express Co.	147,263	13,442	0.9%
Financial Services—Other †		79,112	5.1%
		125,044	8.1%
Health Care
* Gilead Sciences Inc.	237,361	19,651	1.3%
Amgen Inc.	116,557	14,455	0.9%
* Biogen Idec Inc.	36,891	12,568	0.8%
AbbVie Inc.	246,171	12,533	0.8%
Bristol-Myers Squibb Co.	219,797	11,818	0.8%
* Celgene Corp.	64,974	10,445	0.7%
* Express Scripts Holding Co.	105,444	7,941	0.5%
Health Care—Other †		106,710	6.9%
		196,121	12.7%
Materials & Processing
EI du Pont de Nemours & Co.	143,024	9,528	0.6%
Monsanto Co.	82,979	9,129	0.6%
Materials & Processing—Other †		63,998	4.2%
		82,655	5.4%
Producer Durables
United Technologies Corp.	133,859	15,664	1.0%
Boeing Co.	118,088	15,224	1.0%
Union Pacific Corp.	72,547	13,086	0.8%
3M Co.	90,883	12,245	0.8%
Honeywell International Inc.	122,286	11,549	0.8%
United Parcel Service Inc. Class B	112,570	10,781	0.7%
Accenture plc Class A	99,884	8,325	0.5%
Producer Durables—Other †		102,115	6.6%
		188,989	12.2%
Technology
Apple Inc.	110,543	58,172	3.8%
* Google Inc. Class A	41,954	51,001	3.3%
Microsoft Corp.	1,299,261	49,775	3.2%
International Business Machines Corp.	161,962	29,991	1.9%
Oracle Corp.	551,841	21,583	1.4%
QUALCOMM Inc.	268,570	20,221	1.3%
* Facebook Inc. Class A	264,816	18,129	1.2%
Texas Instruments Inc.	172,347	7,749	0.5%
Technology—Other †		91,877	6.0%
		348,498	22.6%
Utilities
Verizon Communications Inc.	641,528	30,524	2.0%
Utilities—Other †		3,816	0.2%
		34,340	2.2%
Total Common Stocks (Cost $1,164,553)		1,541,839	99.9%[1]

37

Russell 1000 Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.130%	377,302	377	0.0%

4U.S. Government and Agency Obligations †			100	0.0%
Total Temporary Cash Investments (Cost $477)			477	0.0%[1]
[5]Total Investments (Cost $1,165,030)			1,542,316	99.9%
Other Assets and Liabilities
Other Assets			9,528	0.6%
Liabilities[3]			(8,316)	(0.5%)
			1,212	0.1%
Net Assets			1,543,528	100.0%

At February 28, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,187,224
Undistributed Net Investment Income				3,483
Accumulated Net Realized Losses				(24,507)
Unrealized Appreciation (Depreciation)
Investment Securities				377,286
Futures Contracts				42
Net Assets				1,543,528

Institutional Shares—Net Assets
Applicable to 7,525,976 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,302,543
Net Asset Value Per Share—Institutional Shares				$173.07

ETF Shares—Net Assets
Applicable to 2,676,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				240,985
Net Asset Value Per Share—ETF Shares				$90.03

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $377,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $372,000.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 1000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	11,135
Interest[1]	1
Securities Lending	9
Total Income	11,145
Expenses
The Vanguard Group—Note B
Investment Advisory Services	110
Management and Administrative—Institutional Shares	203
Management and Administrative—ETF Shares	96
Marketing and Distribution—Institutional Shares	135
Marketing and Distribution—ETF Shares	23
Custodian Fees	34
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	3
Total Expenses	606
Net Investment Income	10,539
Realized Net Gain (Loss)
Investment Securities Sold	16,182
Futures Contracts	95
Realized Net Gain (Loss)	16,277
Change in Unrealized Appreciation (Depreciation)
Investment Securities	194,405
Futures Contracts	35
Change in Unrealized Appreciation (Depreciation)	194,440
Net Increase (Decrease) in Net Assets Resulting from Operations	221,256
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,539	16,481
Realized Net Gain (Loss)	16,277	6,529
Change in Unrealized Appreciation (Depreciation)	194,440	117,234
Net Increase (Decrease) in Net Assets Resulting from Operations	221,256	140,244
Distributions
Net Investment Income
Institutional Shares	(8,918)	(13,426)
ETF Shares	(1,560)	(1,906)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(10,478)	(15,332)
Capital Share Transactions
Institutional Shares	131,484	306,975
ETF Shares	61,097	56,213
Net Increase (Decrease) from Capital Share Transactions	192,581	363,188
Total Increase (Decrease)	403,359	488,100
Net Assets
Beginning of Period	1,140,169	652,069
End of Period[1]	1,543,528	1,140,169
1 Net Assets—End of Period includes undistributed net investment income of $3,483,000 and $3,422,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months			Dec. 6,

	Ended	Year Ended		2010[1] to
	February 28,	August 31,		August 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$148.07	$129.59	$112.09	$110.81
Investment Operations
Net Investment Income	1.183	2.446	1.812	.879
Net Realized and Unrealized Gain (Loss)
on Investments	25.055	18.488	17.342	1.278
Total from Investment Operations	26.238	20.934	19.154	2.157
Distributions
Dividends from Net Investment Income	(1.238)	(2.454)	(1.654)	(.877)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.238)	(2.454)	(1.654)	(.877)
Net Asset Value, End of Period	$173.07	$148.07	$129.59	$112.09

Total Return	17.79%	16.35%	17.26%	1.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,303	$992	$576	$154
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.56%	1.80%	1.66%	1.54%[2]
Portfolio Turnover Rate [3]	6%	29%	25%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 20,

	Ended	Year Ended		2010[1] to
	February 28,	August 31,		August 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$77.02	$67.41	$58.31	$52.12
Investment Operations
Net Investment Income	.597	1.226	.900	.579
Net Realized and Unrealized Gain (Loss) on Investments	13.034	9.611	9.023	6.044
Total from Investment Operations	13.631	10.837	9.923	6.623
Distributions
Dividends from Net Investment Income	(.621)	(1.227)	(.823)	(.433)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.621)	(1.227)	(.823)	(.433)
Net Asset Value, End of Period	$90.03	$77.02	$67.41	$58.31

Total Return	17.76%	16.27%	17.18%	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$241	$148	$76	$52
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.50%	1.73%	1.59%	1.47%[2]
Portfolio Turnover Rate [3]	6%	29%	25%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

43

Russell 1000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $163,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

44

Russell 1000 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,541,839	—	—
Temporary Cash Investments	377	100	—
Futures Contracts—Assets[1]	2	—	—
Total	1,542,218	100	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2014	2	929	42

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $14,103,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

45

Russell 1000 Growth Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $25,555,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $1,165,033,000. Net unrealized appreciation of investment securities for tax purposes was $377,283,000, consisting of unrealized gains of $383,939,000 on securities that had risen in value since their purchase and $6,656,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $272,996,000 of investment securities and sold $81,288,000 of investment securities, other than temporary cash investments. Purchases and sales include $61,448,000 and $37,521,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	222,599	1,391	461,871	3,371
Issued in Lieu of Cash Distributions	8,592	53	13,026	96
Redeemed	(99,707)	(616)	(167,922)	(1,215)
Net Increase (Decrease)—Institutional Shares	131,484	828	306,975	2,252
ETF Shares
Issued	98,737	1,200	125,778	1,750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(37,640)	(450)	(69,565)	(950)
Net Increase (Decrease)—ETF Shares	61,097	750	56,213	800

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

46

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

47

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,156.04	$0.43
ETF Shares	1,000.00	1,155.75	0.64
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,134.14	$0.42
ETF Shares	1,000.00	1,133.95	0.69
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,177.86	$0.43
ETF Shares	1,000.00	1,177.60	0.76
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.20	0.60
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.15	0.65
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.10	0.70

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund,
0.08% for Institutional Shares and 0.13% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and
0.14% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

48

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

49

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

50

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18482 042014

Semiannual Report | February 28, 2014

Vanguard Russell 2000 Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 2000 Index Fund.	9
Russell 2000 Value Index Fund.	22
Russell 2000 Growth Index Fund.	35
About Your Fund’s Expenses.	48
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
Total
Returns
Vanguard Russell 2000 Index Fund
Institutional Shares	17.77%
ETF Shares
Market Price	17.71
Net Asset Value	17.72
Russell 2000 Index	17.75
Small-Cap Core Funds Average	16.30
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 2000 Value Index Fund
Institutional Shares	16.20%
ETF Shares
Market Price	16.01
Net Asset Value	16.12
Russell 2000 Value Index	16.23
Small-Cap Value Funds Average	15.67
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 2000 Growth Index Fund
Institutional Shares	19.24%
ETF Shares
Market Price	19.17
Net Asset Value	19.17
Russell 2000 Growth Index	19.20
Small-Cap Growth Funds Average	18.22
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Apart from a temporary setback in January, U.S. stocks kept climbing in the six months ended February 28, 2014. The investment environment was generally quite favorable for stocks of small companies, which outperformed their larger counterparts and the broad U.S. market.

Six-month returns for the Vanguard Russell 2000 Index Funds ranged from about 16% for the Value Fund to about 19% for the Growth Fund. Vanguard Russell 2000 Index Fund, which encompasses both growth and value stocks, fell in between, with a return of nearly 18%.

Each fund achieved its objective of closely tracking the performance of its target index, and each also outpaced the average return of its peer group.

A set of supportive factors combined to boost U.S. stocks

Favorable corporate earnings, generally positive economic news, improved investor sentiment, and the Federal Reserve’s accommodative bond-buying program—all of these factors helped the broad U.S. stock market post a strong six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe; those in the Pacific region managed single-digit returns for the period, as did emerging markets. The latter have seen

2

particularly volatile results amid concerns about China’s slowing economy and the effects of higher interest rates as the Fed winds down its stimulus.

Bonds staged a rebound after last year’s swoon

Bonds, which had slumped notably in 2013 as investors worried over the future of the Fed’s bond-buying program, delivered solid results for the six months. Even as the Fed began trimming its purchases in January, bonds seemed to regain their appeal for investors.

The broad U.S. taxable bond market returned 2.84% for the half year. The yield of the 10-year Treasury note finished the six months at 2.64%, down a bit from 2.76% at the end of August. (Bond prices and yields move in opposite directions.)

Municipal bonds, which had declined sharply in the fiscal year ended August 31, regained some ground, returning 5.71%. The market was roiled last summer by headlines about Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as those headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that, on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

Market Barometer

	Total Returns
	Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

CPI
Consumer Price Index	0.39%	1.13%	2.04%

3

Money market and savings account returns remained capped by the Fed’s target of 0%–0.25% for short-term interest rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 4.93%.

Small-company stocks kept the lead over those of large-cap firms

The potential that small companies have to deliver outsized increases in sales and profit has seemed to attract investors to their stocks over the past year and a half. The prospect for robust growth can be particularly appealing when the overall economy has been expanding at only a tepid pace. In the first half of the new fiscal year, small-capitalization stocks continued to outpace the returns of large-caps, as they had in fiscal-year 2013.

Of course, the growth opportunity presented by small companies comes with a related risk; these companies are more likely to experience earnings volatility, and are more sensitive to the ebbs and flows of the economic cycle, than bigger firms.

Over the half-year, soaring biotechnology stocks helped make Vanguard Russell 2000 Growth Index Fund the best performer among the three funds covered in this report. It returned 19.17% for the six months. (The returns cited here are for the funds’ ETF Shares and are based on net asset value.)

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 2000 Index Fund	0.16%	0.23%	1.32%
Russell 2000 Value Index Fund	0.24	0.36	1.36
Russell 2000 Growth Index Fund	0.08	0.20	1.42

The fund expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2014, the funds’ annualized expense ratios were: for the Russell 2000 Index Fund, 0.08% for
Institutional Shares and 0.15% for ETF Shares; for the Russell 2000 Value Index Fund, 0.08% for Institutional Shares and 0.20% for ETF
Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Russell 2000 Index Fund, Small-Cap Core Funds; for the Russell 2000 Value Index Fund, Small-Cap Value Funds; and for
the Russell 2000 Growth Fund, Small-Cap Growth Funds.

4

Biotechnology stocks were buoyed by advances in new treatments targeted at the genetic underpinnings of diseases. A more favorable regulatory climate seems to have helped as well. The technology sector was another strong point for the Growth Fund, with shares of everything from chip-makers to telecom-equipment companies to software firms sharply higher.

The appeal of low-cost investing is growing

Minimizing investment costs is a critical part of every investor’s toolkit. Why? Because every dollar paid for fund management expenses is simply a dollar less that can work on your behalf.

Put another way, the lower your mutual fund’s costs, the greater your share of the fund’s return.
Not surprisingly, research indicates that lower-cost investments have tended to outperform their higher-cost counterparts.

Investors are catching on to the value of lower-cost mutual funds. Funds with lower expense ratios dominated in attracting investment dollars over the decade ended December 31, 2012, according to a Vanguard research paper. (You can read the paper, Costs Matter: Are Fund
Investors Voting With Their Feet? at vanguard.com/research.) And, as the chart below shows,
Vanguard’s leadership in keeping down costs for investors seems to have encouraged the industry to reduce its average costs—at least over the past decade.

Even so, Vanguard’s average expenses continue to be less than one-fifth the industry average:
0.19% versus 1.08% (as of December 31, 2013). That cost difference remains a powerful tool in the hands of Vanguard clients.

Vanguard fund costs remain far below industry average

Sources: Vanguard and Lipper, a Thomson Reuters Company.

5

Trends were similar for the Russell 2000 Index Fund, with both biotech and tech stocks among the standouts. Bank stocks were also strong performers for this fund, which returned 17.72%. The continuing recovery in housing gave a lift to the shares of regional banks.

The financial services sector was the biggest driver of performance for the Value Fund, contributing more than a third of the overall return of 16.12%. Financial stocks, a traditional staple of value investing, made up nearly 40% of the fund’s holdings at the end of the period.

Taking a slice of the market can add risk to your portfolio

Like other Vanguard funds that are devoted to particular market-capitalization ranges, Vanguard Russell 2000 Index Funds offer you a low-cost, transparent way to gain exposure to a specific segment of the market. These funds can do important work for an investor—filling in a gap in a portfolio, for example.

But keep in mind that by choosing just a slice of the market-cap pie, you’re also choosing to take on additional risk. (The Russell 2000 Index represents only about

A note on expense ratios

The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

6

10% of total U.S stock market value.) Investors who depart from a market-proportional approach by overweighting a certain segment of the market are exposing themselves to more volatility by reducing their portfolio’s level of diversification.

Diversification is, of course, a powerful strategy for managing risk, and Vanguard generally counsels that investors get exposure to large-, mid-, and small-cap stocks in a way that approximates the U.S. stock market, because this approach helps ensure that they stay diversified.

As we say in Vanguard’s Principles for Investing Success: “Leadership among market segments changes constantly and rapidly, so investors must diversify both to mitigate losses and to participate in gains.” (You can read more about our investment principles at vanguard.com/research.)

You can achieve a balanced market-cap representation through a total-market stock fund, or you can assemble segment-specific funds in way that mirrors the overall market. Either way, appropriate diversification should remain paramount.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 18, 2014

7

Your Fund’s Performance at a Glance
August 31, 2013, Through February 28, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 2000 Index Fund
Institutional Shares	$153.88	$179.27	$1.906	$0.000
ETF Shares	80.46	93.74	0.957	0.000
Vanguard Russell 2000 Value Index Fund
Institutional Shares	$148.87	$170.41	$2.547	$0.000
ETF Shares	75.48	86.42	1.223	0.000
Vanguard Russell 2000 Growth Index Fund
Institutional Shares	$162.99	$193.17	$1.134	$0.000
ETF Shares	85.58	101.42	0.549	0.000

8

Russell 2000 Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTIX	VTWO
Expense Ratio[1]	0.16%	0.23%
30-Day SEC Yield	1.16%	1.09%

Portfolio Characteristics			DJ
			U.S.
			Total
		Russell	Market
		2000	FA
	Fund	Index	Index
Number of Stocks	2,003	1,983	3,622
Median Market Cap	$1.6B	$1.6B	$42.4B
Price/Earnings Ratio	34.0x	33.9x	19.8x
Price/Book Ratio	2.4x	2.4x	2.6x
Return on Equity	7.8%	7.8%	16.8%
Earnings Growth
Rate	11.8%	11.8%	12.0%
Dividend Yield	1.3%	1.2%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		2000	FA
	Fund	Index	Index
Consumer Discretionary 13.6%		13.7%	14.8%
Consumer Staples	3.2	3.2	7.3
Energy	5.4	5.5	9.3
Financial Services	23.7	23.5	18.6
Health Care	14.2	14.2	13.2
Materials & Processing	7.2	7.2	4.5
Producer Durables	14.2	14.1	11.6
Technology	14.5	14.6	15.6
Utilities	4.0	4.0	5.1

Volatility Measures		DJ
	Russell	U.S. Total
	2000	Market
	Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.24
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
athenahealth Inc.	Health Care Services	0.4%
American Realty Capital	Real Estate
Properties Inc.	Investment Trusts
	(REITs)	0.4
Acuity Brands Inc.	Building Materials	0.4
CoStar Group Inc.	Back Office Support
	HR & Consulting	0.3
Isis Pharmaceuticals Inc. Pharmaceuticals		0.3
Middleby Corp.	Machinery - Industrial	0.3
SunEdison Inc.	Semiconductors &
	Components	0.3
Rite Aid Corp.	Drug & Grocery Store
	Chains	0.3
NorthStar Realty Finance Real Estate
Corp.	Investment Trusts
	(REITs)	0.3
Alnylam Pharmaceuticals
Inc.	Biotechnology	0.3
Top Ten		3.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

9

Russell 2000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2014

Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/22/2010	38.94%	15.24%
ETF Shares	9/20/2010
Market Price		38.64	19.87
Net Asset Value		38.82	19.90

See Financial Highlights for dividend and capital gains information.

10

Russell 2000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Kate Spade & Co.	48,512	1,660	0.2%
Brunswick Corp.	36,582	1,639	0.2%
* Tenneco Inc.	24,601	1,482	0.2%
Sotheby’s	27,614	1,298	0.2%
* Live Nation Entertainment Inc.	56,712	1,287	0.2%
Dana Holding Corp.	59,170	1,283	0.2%
Consumer Discretionary—Other †		84,597	12.4%
		93,246	13.6%
Consumer Staples
* Rite Aid Corp.	295,295	1,946	0.3%
* United Natural Foods Inc.	19,946	1,444	0.2%
* Hain Celestial Group Inc.	15,530	1,387	0.2%
Consumer Staples—Other †		17,118	2.5%
		21,895	3.2%
Energy
Targa Resources Corp.	13,260	1,283	0.2%
Energy—Other †		35,803	5.2%
		37,086	5.4%
Financial Services
American Realty Capital Properties Inc.	191,230	2,809	0.4%
NorthStar Realty Finance Corp.	125,354	1,944	0.3%
CNO Financial Group Inc.	89,850	1,641	0.2%
Prosperity Bancshares Inc.	24,377	1,543	0.2%
* WEX Inc.	15,690	1,519	0.2%
FirstMerit Corp.	67,026	1,391	0.2%
Prospect Capital Corp.	125,872	1,390	0.2%
Highwoods Properties Inc.	36,205	1,365	0.2%
LaSalle Hotel Properties	41,845	1,311	0.2%
RLJ Lodging Trust	49,835	1,295	0.2%
Financial Services—Other †		146,334	21.4%
		162,542	23.7%

11

Russell 2000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
* athenahealth Inc.	14,858	2,881	0.4%
* Isis Pharmaceuticals Inc.	45,422	2,317	0.4%
* Alnylam Pharmaceuticals Inc.	23,503	1,909	0.3%
* Align Technology Inc.	29,578	1,548	0.2%
* Cepheid Inc.	27,042	1,451	0.2%
* NPS Pharmaceuticals Inc.	40,433	1,414	0.2%
* Centene Corp.	21,931	1,397	0.2%
* Medidata Solutions Inc.	21,430	1,374	0.2%
* DexCom Inc.	28,528	1,287	0.2%
Health Care—Other †		81,447	11.9%
		97,025	14.2%
Materials & Processing
Acuity Brands Inc.	17,325	2,444	0.4%
PolyOne Corp.	40,185	1,507	0.2%
Belden Inc.	17,806	1,284	0.2%
Materials & Processing—Other †		43,728	6.4%
		48,963	7.2%

Other †		266	0.0%

Producer Durables
* CoStar Group Inc.	11,541	2,320	0.3%
* Middleby Corp.	7,601	2,254	0.3%
HEICO Corp.	26,831	1,669	0.3%
* Teledyne Technologies Inc.	15,111	1,481	0.2%
EnerSys Inc.	19,461	1,383	0.2%
* Spirit Airlines Inc.	24,384	1,377	0.2%
* Esterline Technologies Corp.	12,651	1,363	0.2%
MAXIMUS Inc.	27,530	1,316	0.2%
* Darling International Inc.	64,027	1,292	0.2%
Curtiss-Wright Corp.	18,885	1,287	0.2%
Producer Durables—Other †		81,108	11.8%
		96,850	14.1%
Technology
* SunEdison Inc.	107,368	1,971	0.3%
* PTC Inc.	48,377	1,902	0.3%
* Ultimate Software Group Inc.	11,180	1,856	0.3%
* Aspen Technology Inc.	37,897	1,779	0.2%
FEI Co.	16,885	1,733	0.2%
* ARRIS Group Inc.	47,116	1,352	0.2%
* Cognex Corp.	35,018	1,319	0.2%
* CommVault Systems Inc.	18,797	1,295	0.2%
Technology—Other †		86,133	12.6%
		99,340	14.5%

Utilities †		27,207	4.0%
Total Common Stocks (Cost $540,817)		684,420	99.9%[1]

12

Russell 2000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.130%	4,218,223	4,218	0.6%

4U.S. Government and Agency Obligations †			200	0.1%
Total Temporary Cash Investments (Cost $4,418)			4,418	0.7%[1]
[5]Total Investments (Cost $545,235)			688,838	100.6%
Other Assets and Liabilities
Other Assets			1,507	0.2%
Liabilities[3]			(5,369)	(0.8%)
			(3,862)	(0.6%)
Net Assets			684,976	100.0%

At February 28, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				541,166
Overdistributed Net Investment Income				(44)
Accumulated Net Realized Gains				251
Unrealized Appreciation (Depreciation)				143,603
Net Assets				684,976

Institutional Shares—Net Assets
Applicable to 1,833,790 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				328,748
Net Asset Value Per Share—Institutional Shares				$179.27

ETF Shares—Net Assets
Applicable to 3,800,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				356,228
Net Asset Value Per Share—ETF Shares				$93.74

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $1,895,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $1,748,000.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 2000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	3,706
Interest[1]	1
Securities Lending	193
Total Income	3,900
Expenses
The Vanguard Group—Note B
Investment Advisory Services	49
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	105
Marketing and Distribution—Institutional Shares	37
Marketing and Distribution—ETF Shares	35
Custodian Fees	122
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	12
Total Expenses	360
Net Investment Income	3,540
Realized Net Gain (Loss)
Investment Securities Sold	38,028
Futures Contracts	236
Realized Net Gain (Loss)	38,264
Change in Unrealized Appreciation (Depreciation)
Investment Securities	57,576
Futures Contracts	15
Change in Unrealized Appreciation (Depreciation)	57,591
Net Increase (Decrease) in Net Assets Resulting from Operations	99,395
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 2000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,540	7,639
Realized Net Gain (Loss)	38,264	16,107
Change in Unrealized Appreciation (Depreciation)	57,591	76,423
Net Increase (Decrease) in Net Assets Resulting from Operations	99,395	100,169
Distributions
Net Investment Income
Institutional Shares	(3,461)	(3,588)
ETF Shares	(3,732)	(2,717)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(7,193)	(6,305)
Capital Share Transactions
Institutional Shares	3,563	24,759
ETF Shares	53,717	66,096
Net Increase (Decrease) from Capital Share Transactions	57,280	90,855
Total Increase (Decrease)	149,482	184,719
Net Assets
Beginning of Period	535,494	350,775
End of Period[1]	684,976	535,494
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $(44,000) and $3,608,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 2000 Index Fund

Financial Highlights

Institutional Shares
	Six Months,			Dec. 22,

	Ended	Year Ended		2010[1], to
For a Share Outstanding	February 28,	August 31,		Aug. 31,
Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$153.88	$123.77	$110.21	$119.33
Investment Operations
Net Investment Income	1.001[2]	2.306	1.733[2]	.652
Net Realized and Unrealized Gain (Loss) on Investments	26.295	29.858	12.899	(9.340)
Total from Investment Operations	27.296	32.164	14.632	(8.688)
Distributions
Dividends from Net Investment Income	(1.906)	(2.054)	(1.072)	(.432)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.906)	(2.054)	(1.072)	(.432)
Net Asset Value, End of Period	$179.27	$153.88	$123.77	$110.21

Total Return	17.77%	26.33%	13.37%	-7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$329	$278	$202	$78
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.30%	1.78%	1.52%	1.21%[3]
Portfolio Turnover Rate[4]	9%	32%	35%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Russell 2000 Index Fund

Financial Highlights

ETF Shares
	Six Months,			Sept. 20,
	Ended	Year Ended		2010[1], to
For a Share Outstanding	February 28,	August 31,		Aug. 31,
Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$80.46	$64.74	$57.66	$52.78
Investment Operations
Net Investment Income	.479[2]	1.161	.869[2]	.575
Net Realized and Unrealized Gain (Loss) on Investments	13.758	15.604	6.749	4.531
Total from Investment Operations	14.237	16.765	7.618	5.106
Distributions
Dividends from Net Investment Income	(.957)	(1.045)	(.538)	(.226)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.957)	(1.045)	(.538)	(.226)
Net Asset Value, End of Period	$93.74	$80.46	$64.74	$57.66

Total Return	17.72%	26.23%	13.30%	9.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$356	$257	$149	$29
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.23%	1.71%	1.45%	1.14%[3]
Portfolio Turnover Rate[4]	9%	32%	35%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

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Russell 2000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $75,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Russell 2000 Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	684,396	—	24
Temporary Cash Investments	4,218	200	—
Futures Contracts—Assets[1]	13	—	—
Futures Contracts—Liabilities[1]	(26)	—	—
Total	688,601	200	24
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	5	591	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $33,300,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $3,740,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these

20

Russell 2000 Index Fund

capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $545,468,000.

Net unrealized appreciation of investment securities for tax purposes was $143,370,000, consisting of unrealized gains of $162,786,000 on securities that had risen in value since their purchase and $19,416,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $169,366,000 of investment securities and sold $114,732,000 of investment securities, other than temporary cash investments. Purchases and sales include $126,607,000 and $86,182,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	32,849	198	85,359	607
Issued in Lieu of Cash Distributions	3,224	18	3,450	27
Redeemed	(32,510)	(189)	(64,050)	(458)
Net Increase (Decrease)—Institutional Shares	3,563	27	24,759	176
ETF Shares
Issued	144,476	1,600	104,908	1,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(90,759)	(1,000)	(38,812)	(500)
Net Increase (Decrease)—ETF Shares	53,717	600	66,096	900

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

21

Russell 2000 Value Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTVX	VTWV
Expense Ratio[1]	0.24%	0.36%
30-Day SEC Yield	1.86%	1.74%

Portfolio Characteristics			DJ
			U.S.
		Russell	Total
		2000	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	1,382	1,379	3,622
Median Market Cap	$1.4B	$1.4B	$42.4B
Price/Earnings Ratio	27.4x	27.2x	19.8x
Price/Book Ratio	1.6x	1.6x	2.6x
Return on Equity	5.3%	5.3%	16.8%
Earnings Growth
Rate	9.8%	9.8%	12.0%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	18%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		2000	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary 10.5%		10.6%	14.8%
Consumer Staples	2.1	2.1	7.3
Energy	6.5	6.6	9.3
Financial Services	39.5	39.2	18.6
Health Care	5.0	4.9	13.2
Materials & Processing	5.4	5.4	4.5
Producer Durables	14.3	14.3	11.6
Technology	9.9	10.0	15.6
Utilities	6.8	6.9	5.1

Volatility Measures
	Russell	DJ
	2000	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.20
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
American Realty Capital	Real Estate
Properties Inc.	Investment Trusts	0.7%
NorthStar Realty Finance Real Estate
Corp.	Investment Trusts	0.6
Kate Spade & Co.	Textiles Apparel &
	Shoes	0.5
CNO Financial Group
Inc.	Insurance - Life	0.5
Prosperity Bancshares
Inc.	Banks - Diversified	0.5
Prospect Capital Corp.	Asset Management
	& Custodian	0.4
FirstMerit Corp.	Banks - Diversified	0.4
Esterline Technologies
Corp.	Aerospace	0.4
LaSalle Hotel Properties	Real Estate
	Investment Trusts	0.4
RLJ Lodging Trust	Real Estate
	Investment Trusts	0.4
Top Ten		4.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 20, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

22

Russell 2000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2014

Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	7/13/2012	34.43%	29.24%
ETF Shares	9/20/2010
Market Price		34.08%	18.18
Net Asset Value		34.26	18.19

See Financial Highlights for dividend and capital gains information.

23

Russell 2000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Kate Spade & Co.	20,258	693	0.5%
* Live Nation Entertainment Inc.	23,768	539	0.4%
Dana Holding Corp.	22,740	493	0.4%
Men’s Wearhouse Inc.	8,016	431	0.3%
Consumer Discretionary—Other †		12,285	8.9%
		14,441	10.5%

Consumer Staples †		2,857	2.1%

Energy
* Helix Energy Solutions Group Inc.	17,891	423	0.3%
* Exterran Holdings Inc.	9,723	398	0.3%
Energy—Other †		8,155	5.9%
		8,976	6.5%
Financial Services
American Realty Capital Properties Inc.	68,882	1,012	0.7%
NorthStar Realty Finance Corp.	52,715	818	0.6%
CNO Financial Group Inc.	37,520	685	0.5%
Prosperity Bancshares Inc.	10,179	644	0.5%
Prospect Capital Corp.	53,036	586	0.4%
FirstMerit Corp.	27,989	581	0.4%
LaSalle Hotel Properties	17,557	550	0.4%
RLJ Lodging Trust	20,886	543	0.4%
* Stifel Financial Corp.	10,735	516	0.4%
Hancock Holding Co.	14,335	494	0.4%
First American Financial Corp.	18,270	492	0.3%
Webster Financial Corp.	15,242	472	0.3%
EPR Properties	8,723	465	0.3%

24

Russell 2000 Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Texas Capital Bancshares Inc.	6,887	434	0.3%
Primerica Inc.	9,624	431	0.3%
DCT Industrial Trust Inc.	53,688	425	0.3%
Sunstone Hotel Investors Inc.	30,880	417	0.3%
DiamondRock Hospitality Co.	33,008	417	0.3%
Highwoods Properties Inc.	10,483	395	0.3%
CubeSmart	22,496	394	0.3%
BancorpSouth Inc.	16,073	385	0.3%
UMB Financial Corp.	6,024	376	0.3%
Financial Services—Other †		42,914	31.1%
		54,446	39.4%
Health Care
* WellCare Health Plans Inc.	7,339	454	0.3%
Health Care—Other †		6,299	4.6%
		6,753	4.9%
Materials & Processing
Axiall Corp.	11,788	477	0.3%
Sensient Technologies Corp.	8,451	443	0.3%
Commercial Metals Co.	19,737	382	0.3%
Materials & Processing—Other †		6,087	4.4%
		7,389	5.3%
Producer Durables
* Esterline Technologies Corp.	5,282	569	0.4%
Curtiss-Wright Corp.	7,907	539	0.4%
EMCOR Group Inc.	11,334	530	0.4%
Bristow Group Inc.	6,105	474	0.3%
Actuant Corp. Class A	12,360	433	0.3%
* Moog Inc. Class A	6,948	430	0.3%
* Teledyne Technologies Inc.	4,348	426	0.3%
* Darling International Inc.	19,541	394	0.3%
EnerSys Inc.	5,469	389	0.3%
Producer Durables—Other †		15,449	11.2%
		19,633	14.2%
Technology
* DigitalGlobe Inc.	12,578	391	0.3%
Technology—Other †		13,193	9.5%
		13,584	9.8%
Utilities
Cleco Corp.	10,207	504	0.4%
IDACORP Inc.	8,483	477	0.3%
Piedmont Natural Gas Co. Inc.	12,754	431	0.3%
Black Hills Corp.	7,505	426	0.3%
Southwest Gas Corp.	7,823	423	0.3%
Portland General Electric Co.	12,779	406	0.3%
UNS Energy Corp.	6,566	397	0.3%
* Dynegy Inc. Class A	16,887	395	0.3%
Utilities—Other †		5,950	4.3%
		9,409	6.8%
Total Common Stocks (Cost $126,646)		137,488	99.5%[1]

25

Russell 2000 Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.130%	748,311	748	0.5%

4U.S. Government and Agency Obligations †			100	0.1%
Total Temporary Cash Investments (Cost $848)			848	0.6%[1]
[5]Total Investments (Cost $127,494)			138,336	100.1%
Other Assets and Liabilities
Other Assets			1,407	1.0%
Liabilities[3]			(1,570)	(1.1%)
			(163)	(0.1%)
Net Assets			138,173	100.0%

At February 28, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				127,620
Undistributed Net Investment Income				6
Accumulated Net Realized Losses				(320)
Unrealized Appreciation (Depreciation)
Investment Securities				10,842
Futures Contracts				25
Net Assets				138,173

Institutional Shares—Net Assets
Applicable to 455,853 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				77,680
Net Asset Value Per Share—Institutional Shares				$170.41

ETF Shares—Net Assets
Applicable to 700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				60,493
Net Asset Value Per Share—ETF Shares				$86.42

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $280,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $261,000.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 2000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	1,064
Interest[1]	1
Securities Lending	9
Total Income	1,074
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7
Management and Administrative—Institutional Shares	4
Management and Administrative—ETF Shares	35
Marketing and Distribution—Institutional Shares	6
Marketing and Distribution—ETF Shares	5
Custodian Fees	24
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	83
Net Investment Income	991
Realized Net Gain (Loss)
Investment Securities Sold	12,213
Futures Contracts	26
Realized Net Gain (Loss)	12,239
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,805
Futures Contracts	40
Change in Unrealized Appreciation (Depreciation)	3,845
Net Increase (Decrease) in Net Assets Resulting from Operations	17,075
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	991	1,390
Realized Net Gain (Loss)	12,239	3,680
Change in Unrealized Appreciation (Depreciation)	3,845	6,512
Net Increase (Decrease) in Net Assets Resulting from Operations	17,075	11,582
Distributions
Net Investment Income
Institutional Shares	(1,206)	(115)
ETF Shares	(856)	(371)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,062)	(486)
Capital Share Transactions
Institutional Shares	19,176	38,653
ETF Shares	8,091	21,687
Net Increase (Decrease) from Capital Share Transactions	27,267	60,340
Total Increase (Decrease)	42,280	71,436
Net Assets
Beginning of Period	95,893	24,457
End of Period[1]	138,173	95,893
1 Net Assets—End of Period includes undistributed net investment income of $6,000 and $1,077,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 2000 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	July 13,
	Ended	Ended	2012[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012
Net Asset Value, Beginning of Period	$148.87	$122.12	$120.40
Investment Operations
Net Investment Income	1.377[2]	3.360	.276[2]
Net Realized and Unrealized Gain (Loss) on Investments	22.710	25.888	1.444
Total from Investment Operations	24.087	29.248	1.720
Distributions
Dividends from Net Investment Income	(2.547)	(2.498)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.547)	(2.498)	—
Net Asset Value, End of Period	$170.41	$148.87	$122.12

Total Return	16.20%	24.29%	1.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78	$51	$6
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.89%	2.24%	2.14%[3]
Portfolio Turnover Rate[4]	18%	60%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 20,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$75.48	$61.97	$55.14	$52.39
Investment Operations
Net Investment Income	.641[2]	1.639	1.126[2]	.921[2]
Net Realized and Unrealized Gain (Loss) on Investments	11.522	13.109	6.424	2.249
Total from Investment Operations	12.163	14.748	7.550	3.170
Distributions
Dividends from Net Investment Income	(1.223)	(1.238)	(.720)	(.420)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.223)	(1.238)	(.720)	(.420)
Net Asset Value, End of Period	$86.42	$75.48	$61.97	$55.14

Total Return	16.12%	24.14%	13.81%	5.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60	$45	$19	$17
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.77%	2.12%	2.02%	1.79%[3]
Portfolio Turnover Rate[4]	18%	60%	40%	101%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

31

Russell 2000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $17,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

32

Russell 2000 Value Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	137,479	—	9
Temporary Cash Investments	748	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	138,225	100	9
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	5	591	25

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $11,883,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

33

Russell 2000 Value Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $525,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $127,537,000. Net unrealized appreciation of investment securities for tax purposes was $10,799,000, consisting of unrealized gains of $14,139,000 on securities that had risen in value since their purchase and $3,340,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $95,605,000 of investment securities and sold $69,098,000 of investment securities, other than temporary cash investments. Purchases and sales include $65,073,000 and $57,958,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	27,362	165	59,105	426
Issued in Lieu of Cash Distributions	1,206	7	115	1
Redeemed	(9,392)	(56)	(20,567)	(135)
Net Increase (Decrease)—Institutional Shares	19,176	116	38,653	292
ETF Shares
Issued	66,718	800	29,108	400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(58,627)	(700)	(7,421)	(100)
Net Increase (Decrease)—ETF Shares	8,091	100	21,687	300

At February 28, 2014, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

34

Russell 2000 Growth Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTGX	VTWG
Expense Ratio[1]	0.08%	0.20%
30-Day SEC Yield	0.51%	0.39%

Portfolio Characteristics			DJ
			U.S
		Russell	Total
		2000	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	1,179	1,161	3,622
Median Market Cap	$1.9B	$1.9B	$42.4B
Price/Earnings Ratio	43.5x	43.3x	19.8x
Price/Book Ratio	4.4x	4.4x	2.6x
Return on Equity	10.7%	10.7%	16.8%
Earnings Growth
Rate	13.6%	13.6%	12.0%
Dividend Yield	0.6%	0.6%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S
		Russell	Total
		2000	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary 16.5%		16.6%	14.8%
Consumer Staples	4.2	4.2	7.3
Energy	4.4	4.4	9.3
Financial Services	9.1	9.0	18.6
Health Care	22.8	22.8	13.2
Materials & Processing	8.8	8.8	4.5
Other	0.1	0.0	0.0
Producer Durables	14.0	13.9	11.6
Technology	18.8	18.9	15.6
Utilities	1.3	1.4	5.1

Volatility Measures
		DJ
		U.S. Total
	Russell 2000	Market
	Growth Index	FA Index
R-Squared	1.00	0.91
Beta	1.00	1.28
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
athenahealth Inc.	Health Care Services	0.8%
Acuity Brands Inc.	Building Materials	0.7
CoStar Group Inc.	Back Office Support
	HR & Consulting	0.7
Isis Pharmaceuticals Inc. Pharmaceuticals		0.7
Middleby Corp.	Machinery - Industrial	0.6
SunEdison Inc.	Semiconductors &
	Components	0.6
PTC Inc.	Computer Services
	Software & Systems	0.5
Ultimate Software Group Computer Services
Inc.	Software & Systems	0.5
Alnylam Pharmaceuticals
Inc.	Biotechnology	0.5
FEI Co.	Production
	Technology
	Equipment	0.5
Top Ten		6.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

35

Russell 2000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2014

Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	5/25/2011	43.49%	16.45%
ETF Shares	9/20/2010
Market Price		43.29	21.36
Net Asset Value		43.31	21.39

See Financial Highlights for dividend and capital gains information.

36

Russell 2000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Brunswick Corp.	29,304	1,313	0.5%
* Tenneco Inc.	20,834	1,255	0.4%
Sotheby’s	23,392	1,100	0.4%
* Lumber Liquidators Holdings Inc.	9,416	1,010	0.3%
Pool Corp.	15,972	934	0.3%
* Buffalo Wild Wings Inc.	6,404	929	0.3%
Consumer Discretionary—Other †		43,072	14.3%
		49,613	16.5%
Consumer Staples
* United Natural Foods Inc.	16,892	1,223	0.4%
* Hain Celestial Group Inc.	13,155	1,175	0.4%
* Rite Aid Corp.	151,900	1,001	0.3%
Consumer Staples—Other †		9,298	3.1%
		12,697	4.2%
Energy
Targa Resources Corp.	11,274	1,091	0.4%
* Kodiak Oil & Gas Corp.	90,947	1,074	0.3%
Energy—Other †		11,093	3.7%
		13,258	4.4%
Financial Services
* WEX Inc.	13,288	1,287	0.4%
Financial Engines Inc.	16,767	947	0.3%
* Portfolio Recovery Associates Inc.	17,384	943	0.3%
Financial Services—Other †		23,939	8.0%
		27,116	9.0%
Health Care
* athenahealth Inc.	12,540	2,431	0.8%
* Isis Pharmaceuticals Inc.	38,418	1,959	0.6%
* Alnylam Pharmaceuticals Inc.	18,756	1,524	0.5%
* Align Technology Inc.	25,042	1,310	0.4%
* Cepheid Inc.	22,981	1,233	0.4%

37

Russell 2000 Growth Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Centene Corp.	18,642	1,187	0.4%
* Medidata Solutions Inc.	18,217	1,168	0.4%
* DexCom Inc.	24,224	1,093	0.4%
West Pharmaceutical Services Inc.	23,699	1,080	0.4%
Questcor Pharmaceuticals Inc.	17,763	1,079	0.4%
* Team Health Holdings Inc.	23,535	1,060	0.4%
* PAREXEL International Corp.	19,482	1,044	0.3%
* Intercept Pharmaceuticals Inc.	2,447	1,004	0.3%
STERIS Corp.	20,211	933	0.3%
Health Care—Other †		50,267	16.7%
		68,372	22.7%
Materials & Processing
Acuity Brands Inc.	14,653	2,067	0.7%
PolyOne Corp.	34,030	1,276	0.4%
CLARCOR Inc.	17,032	987	0.3%
Belden Inc.	13,375	965	0.3%
Materials & Processing—Other †		21,027	7.0%
		26,322	8.7%

Other †		152	0.1%

Producer Durables
* CoStar Group Inc.	9,763	1,963	0.7%
* Middleby Corp.	6,414	1,902	0.6%
HEICO Corp.	22,716	1,413	0.5%
* Spirit Airlines Inc.	20,657	1,167	0.4%
MAXIMUS Inc.	23,403	1,118	0.4%
Woodward Inc.	23,567	1,027	0.3%
Generac Holdings Inc.	17,668	1,007	0.3%
Producer Durables—Other †		32,411	10.8%
		42,008	14.0%
Technology
* SunEdison Inc.	91,198	1,674	0.6%
* PTC Inc.	40,937	1,609	0.5%
* Ultimate Software Group Inc.	9,462	1,571	0.5%
FEI Co.	14,291	1,467	0.5%
* Aspen Technology Inc.	30,253	1,420	0.5%
* Cognex Corp.	29,775	1,121	0.4%
* CommVault Systems Inc.	15,927	1,097	0.4%
* Yelp Inc. Class A	11,126	1,051	0.4%
* Tyler Technologies Inc.	10,798	1,013	0.3%
* Manhattan Associates Inc.	26,686	1,011	0.3%
* ARRIS Group Inc.	35,217	1,011	0.3%
Technology—Other †		42,442	14.1%
		56,487	18.8%

Utilities †		4,033	1.3%
Total Common Stocks (Cost $246,408)		300,058	99.7%[1]

38

Russell 2000 Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.130%	1,975,127	1,975	0.7%

4U.S. Government and Agency Obligations †			300	0.1%
Total Temporary Cash Investments (Cost $2,275)			2,275	0.8%[1]
[5]Total Investments (Cost $248,683)			302,333	100.5%
Other Assets and Liabilities
Other Assets			589	0.2%
Liabilities[3]			(2,129)	(0.7%)
			(1,540)	(0.5%)
Net Assets			300,793	100.0%

At February 28, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				250,607
Undistributed Net Investment Income				169
Accumulated Net Realized Losses				(3,659)
Unrealized Appreciation (Depreciation)
Investment Securities				53,650
Futures Contracts				26
Net Assets				300,793

Institutional Shares—Net Assets
Applicable to 927,131 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				179,093
Net Asset Value Per Share—Institutional Shares				$193.17

ETF Shares—Net Assets
Applicable to 1,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				121,700
Net Asset Value Per Share—ETF Shares				$101.42

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $746,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $706,000.
See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 2000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	881
Interest[1]	2
Securities Lending	93
Total Income	976
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	61
Marketing and Distribution—Institutional Shares	21
Marketing and Distribution—ETF Shares	10
Custodian Fees	50
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	3
Total Expenses	160
Net Investment Income	816
Realized Net Gain (Loss)
Investment Securities Sold	34,411
Futures Contracts	300
Realized Net Gain (Loss)	34,711
Change in Unrealized Appreciation (Depreciation)
Investment Securities	10,815
Futures Contracts	30
Change in Unrealized Appreciation (Depreciation)	10,845
Net Increase (Decrease) in Net Assets Resulting from Operations	46,372
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	816	2,018
Realized Net Gain (Loss)	34,711	7,759
Change in Unrealized Appreciation (Depreciation)	10,845	38,170
Net Increase (Decrease) in Net Assets Resulting from Operations	46,372	47,947
Distributions
Net Investment Income
Institutional Shares	(891)	(1,000)
ETF Shares	(659)	(393)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,550)	(1,393)
Capital Share Transactions
Institutional Shares	(34,101)	62,677
ETF Shares	36,547	37,319
Net Increase (Decrease) from Capital Share Transactions	2,446	99,996
Total Increase (Decrease)	47,268	146,550
Net Assets
Beginning of Period	253,525	106,975
End of Period[1]	300,793	253,525
1 Net Assets—End of Period includes undistributed net investment income of $169,000 and $902,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 2000 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months			May 25,

	Ended	Year Ended		2011[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$162.99	$128.23	$114.21	$128.54
Investment Operations
Net Investment Income	.652	1.412	.859[2]	.228
Net Realized and Unrealized Gain (Loss) on Investments	30.662	34.504	13.616	(14.558)
Total from Investment Operations	31.314	35.916	14.475	(14.330)
Distributions
Dividends from Net Investment Income	(1.134)	(1.156)	(.455)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.134)	(1.156)	(.455)	—
Net Asset Value, End of Period	$193.17	$162.99	$128.23	$114.21

Total Return	19.24%	28.23%	12.72%	-11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$179	$185	$87	$22
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	0.73%	1.08%	0.75%	0.57%[3]
Portfolio Turnover Rate[4]	12%	50%	51%	78%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months,			Sept. 20,
	Ended	Year Ended		2010[1], to
For a Share Outstanding	February 28,	August 31,		Aug. 31,
Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$85.58	$67.37	$60.02	$53.17
Investment Operations
Net Investment Income	.326	.699	.402[2]	.258
Net Realized and Unrealized Gain (Loss) on Investments	16.063	18.073	7.133	6.762
Total from Investment Operations	16.389	18.772	7.535	7.020
Distributions
Dividends from Net Investment Income	(.549)	(.562)	(.185)	(.170)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.549)	(.562)	(.185)	(.170)
Net Asset Value, End of Period	$101.42	$85.58	$67.37	$60.02

Total Return	19.17%	28.07%	12.58%	13.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122	$68	$20	$12
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	0.61%	0.96%	0.63%	0.45%[3]
Portfolio Turnover Rate[4]	12%	50%	51%	78%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

44

Russell 2000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $31,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

45

Russell 2000 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	300,055	—	3
Temporary Cash Investments	1,975	300	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	302,026	300	3
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	4	473	26

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $32,993,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

46

Russell 2000 Growth Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $5,375,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $248,704,000. Net unrealized appreciation of investment securities for tax purposes was $53,629,000, consisting of unrealized gains of $60,813,000 on securities that had risen in value since their purchase and $7,184,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $110,981,000 of investment securities and sold $109,055,000 of investment securities, other than temporary cash investments. Purchases and sales include $47,961,000 and $93,504,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	49,321	268	102,692	721
Issued in Lieu of Cash Distributions	891	5	1,000	8
Redeemed	(84,313)	(481)	(41,015)	(270)
Net Increase (Decrease)—Institutional Shares	(34,101)	(208)	62,677	459
ETF Shares
Issued	130,156	1,400	69,084	900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(93,609)	(1,000)	(31,765)	(400)
Net Increase (Decrease)—ETF Shares	36,547	400	37,319	500

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

47

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

48

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,177.69	$0.43
ETF Shares	1,000.00	1,177.18	0.81
Russell 2000 Value Index Fund
Institutional Shares	$1,000.00	$1,161.99	$0.43
ETF Shares	1,000.00	1,161.23	1.07
Russell 2000 Growth Index Fund
Institutional Shares	$1,000.00	$1,192.38	$0.43
ETF Shares	1,000.00	1,191.72	1.09
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75
Russell 2000 Value Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.80	1.00
Russell 2000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.80	1.00

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the Russell 2000 Value Index Fund,
0.08% for Institutional Shares and 0.20% for ETF Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and
0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

49

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

50

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

51

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
With Hearing Impairment > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18512 042014

Semiannual Report | February 28, 2014

Vanguard Russell 3000 Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	20
Glossary.	22

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
Total
Returns
Vanguard Russell 3000 Index Fund
Institutional Shares	15.79%
ETF Shares
Market Price	15.78
Net Asset Value	15.76
Russell 3000 Index	15.83
Multi-Cap Core Funds Average	15.33
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
August 31, 2013, Through February 28, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 3000 Index Fund
Institutional Shares	$146.68	$168.23	$1.513	$0.000
ETF Shares	75.79	86.93	0.754	0.000

1

Chairman’s Letter

Dear Shareholder,

Aside from a temporary setback in January, U.S. stocks kept climbing during the six months ended February 28, 2014. With broad-based strength across all industry groups, Vanguard Russell 3000 Index Fund returned almost 16%. The average return of the fund’s peer group of multi-capitalization core funds was about half a percentage point lower.

The fund achieved its objective of closely tracking the performance of its benchmark, the Russell 3000 Index, which represents nearly the entire U.S. equity market. The index is composed of large, medium, and small companies in proportions that reflect their stock market value, or capitalization, and is diversified across both value and growth stocks.

Mostly positive environment lifted U.S. stock markets

Favorable corporate earnings, generally positive economic news, and the Federal Reserve’s still-accommodative bond-buying program helped the broad U.S. stock market post a six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe. The developed Pacific Rim delivered a mid-single-digit return. Emerging markets, which have been particularly volatile amid concerns about slower growth in China and the effects of higher interest rates as the Fed winds down its stimulus, also posted a mid-single-digit gain.

2

Bonds staged a rebound after last year’s swoon

Bond markets made six-month gains after slumping in 2013 as investors worried over the future of the Fed’s bond-buying program. Even as the Fed began trimming its purchases in January, bonds seemed to regain their appeal, and the broad U.S. taxable bond market returned 2.84% for the half-year. The yield of the 10-year Treasury note finished at 2.64%, down a bit from 2.76% at the end of August. (Bond prices and yields move in opposite directions.) Money market and savings account returns remained capped by the Fed’s target of 0%–0.25% for short-term interest rates.

Municipal bonds, which had declined sharply in the fiscal year ended August 31, returned 5.71% for the six months. The market was roiled during the summer by news of Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as the headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

International bond markets (as measured by the Barclays Global Aggregate Index ex USD, unhedged for currency exposure) returned 4.93%.

Market Barometer

	Total Returns
	Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

CPI
Consumer Price Index	0.39%	1.13%	2.04%

3

Strength reached far and wide across industries and market caps

With advances in all nine industry sectors, Vanguard Russell 3000 Index Fund posted its best fiscal first-half return since 2011. In the Russell Index family, growth stocks generally outperformed their value-oriented counterparts across companies of all sizes. (This was a reversal from fiscal-year 2013, when value—led by financials—significantly outpaced growth among the large companies that account for most of the total stock market’s value.) Technology, health care, and other growth-oriented stocks helped the Russell 3000 Growth Index return 4 percentage points more than the Russell 3000 Value Index.

Health care stocks, one of the largest industry groups in the fund, were the top performers, with a return of nearly 23%. Biotechnology stocks were in favor as investors embraced the risks inherent in developing new therapies. Pharmaceutical firms have been buoyed by advances in genetically targeted treatments for diseases. A more favorable regulatory environment has benefited both business groups.

Technology stocks, the second-largest sector, also delivered some of the best results, returning nearly 19%. Companies that provide computer services, software, and systems—including cloud computing—were among the standouts.

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 3000 Index Fund	0.08%	0.15%	1.17%

The fund expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.
The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: Multi-Cap Core Funds.

4

The largest sector—financial services—had a middle-of-the-pack return of almost 14%. Since the 2008–2009 financial crisis, banks and other financial services providers have been cutting costs, improving profitability, and bolstering their balance sheets, and they have already reaped considerable gains in their stock prices. Even so, by virtue of its heft, financial services made a strong contribution to your fund’s

The appeal of low-cost investing is growing

Minimizing investment costs is a critical part of every investor’s toolkit. Why? Because every dollar paid for fund management expenses is simply a dollar less that can work on your behalf.

Put another way, the lower your mutual fund’s costs, the greater your share of the fund’s return.
Not surprisingly, research indicates that lower-cost investments have tended to outperform their higher-cost counterparts.

Investors are catching on to the value of lower-cost mutual funds. Funds with lower expense ratios dominated in attracting investment dollars over the decade ended December 31, 2012, according to a Vanguard research paper. (You can read the paper, Costs Matter: Are Fund
Investors Voting With Their Feet? at vanguard.com/research.) And, as the chart below shows,
Vanguard’s leadership in keeping down costs for investors seems to have encouraged the industry to reduce its average costs—at least over the past decade.

Even so, Vanguard’s average expenses continue to be less than one-fifth the industry average:
0.19% versus 1.08% (as of December 31, 2013). That cost difference remains a powerful tool in the hands of Vanguard clients.

Vanguard fund costs remain far below industry average

Sources: Vanguard and Lipper, a Thomson Reuters Company.

5

performance. Together, health care, technology, and financial services were responsible for more than half of the fund’s six-month total return.

In a period of mostly double-digit sector gains, the small utilities sector brought up the rear, with a return of only about 7%. As investors willingly took on more risk in the pursuit of higher returns, these typically more value-oriented companies languished.

Rebalancing your portfolio keeps your target in focus

The surge in U.S. stocks in 2013 and early 2014 undoubtedly brought good cheer to investors, but we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds that is consistent with your long-term goals and risk tolerance.

Following a robust period for stocks (and weak results for bonds), you may find that your asset mix has drifted from your original diversification target, becoming more equity-oriented. If your allocation is off-target by about 5 percentage points or more, it may be time to rebalance by directing assets from equities to fixed income.

I understand that it feels counterintuitive to move away from one asset class that’s done well recently and into another that’s underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds? at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your portfolio in line with your target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving you with a portfolio that’s more risky than you intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps you can take as an investor.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 18, 2014

6

Russell 3000 Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTTX	VTHR
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.81%	1.74%

Portfolio Characteristics			DJ
			U.S.
			Total
		Russell	Market
		3000	FA
	Fund	Index	Index
Number of Stocks	3,020	2,997	3,622
Median Market Cap	$44.2B	$44.2B	$42.4B
Price/Earnings Ratio	19.7x	19.7x	19.8x
Price/Book Ratio	2.6x	2.6x	2.6x
Return on Equity	17.1%	16.9%	16.8%
Earnings Growth
Rate	12.0%	12.0%	12.0%
Dividend Yield	1.9%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		3000	FA
	Fund	Index	Index
Consumer Discretionary 14.9%		14.8%	14.8%
Consumer Staples	7.3	7.3	7.3
Energy	9.1	9.1	9.3
Financial Services	18.7	18.8	18.6
Health Care	13.1	13.2	13.2
Materials & Processing	4.5	4.5	4.5
Producer Durables	11.7	11.6	11.6
Technology	15.6	15.6	15.6
Utilities	5.1	5.1	5.1

Volatility Measures
		DJ
	Russell	U.S. Total
	3000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	2.4%
Exxon Mobil Corp.	Oil - Integrated	2.0
Google Inc.	Computer Services
	Software & Systems	1.6
Microsoft Corp.	Computer Services
	Software & Systems	1.5
General Electric Co.	Diversified
	Manufacturing
	Operations	1.3
Johnson & Johnson	Pharmaceuticals	1.2
Wells Fargo & Co.	Banks - Diversified	1.1
Chevron Corp.	Oil - Integrated	1.1
Procter & Gamble Co.	Personal Care	1.0
JPMorgan Chase & Co.	Diversified Financial
	Services	1.0
Top Ten		14.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

7

Russell 3000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2014

Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	11/1/2010	33.44%	17.87%
ETF Shares	9/20/2010
Market Price		33.32	18.56
Net Asset Value		33.34	18.55

See Financial Highlights for dividend and capital gains information.

8

Russell 3000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	53,490	4,323	0.7%
Comcast Corp. Class A	77,934	4,028	0.6%
* Amazon.com Inc.	10,920	3,954	0.6%
Wal-Mart Stores Inc.	47,829	3,573	0.6%
Home Depot Inc.	43,387	3,559	0.6%
McDonald’s Corp.	29,757	2,831	0.5%
Consumer Discretionary—Other †		70,270	11.3%
		92,538	14.9%
Consumer Staples
Procter & Gamble Co.	81,404	6,403	1.0%
Coca-Cola Co.	113,603	4,340	0.7%
Philip Morris International Inc.	48,576	3,930	0.7%
PepsiCo Inc.	45,930	3,678	0.6%
CVS Caremark Corp.	36,352	2,659	0.4%
Consumer Staples—Other †		24,449	3.9%
		45,459	7.3%
Energy
Exxon Mobil Corp.	132,063	12,714	2.0%
Chevron Corp.	57,576	6,640	1.1%
Schlumberger Ltd.	39,486	3,672	0.6%
ConocoPhillips	36,356	2,418	0.4%
Occidental Petroleum Corp.	23,928	2,309	0.4%
Energy—Other †		28,581	4.6%
		56,334	9.1%
Financial Services
Wells Fargo & Co.	143,397	6,656	1.1%
JPMorgan Chase & Co.	112,261	6,379	1.0%
* Berkshire Hathaway Inc. Class B	53,452	6,189	1.0%
Bank of America Corp.	320,191	5,293	0.9%

9

Russell 3000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Citigroup Inc.	90,377	4,395	0.7%
Visa Inc. Class A	15,517	3,506	0.6%
MasterCard Inc. Class A	34,697	2,697	0.4%
American Express Co.	28,174	2,572	0.4%
Goldman Sachs Group Inc.	13,631	2,269	0.4%
Financial Services—Other †		76,131	12.2%
		116,087	18.7%
Health Care
Johnson & Johnson	83,427	7,685	1.2%
Pfizer Inc.	198,645	6,378	1.0%
Merck & Co. Inc.	89,686	5,111	0.8%
* Gilead Sciences Inc.	45,305	3,751	0.6%
Amgen Inc.	22,253	2,760	0.5%
Bristol-Myers Squibb Co.	48,846	2,626	0.4%
* Biogen Idec Inc.	7,050	2,402	0.4%
AbbVie Inc.	47,091	2,397	0.4%
UnitedHealth Group Inc.	30,295	2,341	0.4%
Health Care—Other †		46,112	7.4%
		81,563	13.1%

Materials & Processing †		28,014	4.5%

Other †		66	0.0%

Producer Durables
General Electric Co.	307,115	7,822	1.3%
United Technologies Corp.	27,293	3,194	0.5%
Boeing Co.	22,521	2,903	0.5%
3M Co.	20,482	2,760	0.4%
Union Pacific Corp.	13,863	2,501	0.4%
Producer Durables—Other †		53,200	8.6%
		72,380	11.7%
Technology
Apple Inc.	27,879	14,671	2.4%
* Google Inc. Class A	8,009	9,736	1.6%
Microsoft Corp.	248,038	9,502	1.5%
International Business Machines Corp.	30,919	5,725	0.9%
Oracle Corp.	105,452	4,124	0.7%
QUALCOMM Inc.	51,318	3,864	0.6%
Intel Corp.	147,645	3,656	0.6%
* Facebook Inc. Class A	50,581	3,463	0.5%
Cisco Systems Inc.	158,733	3,460	0.5%
Technology—Other †		39,014	6.3%
		97,215	15.6%
Utilities
Verizon Communications Inc.	122,577	5,832	0.9%
AT&T Inc.	159,793	5,102	0.8%
Utilities—Other †		20,927	3.4%
		31,861	5.1%
Total Common Stocks (Cost $494,890)		621,517	100.0%[1]

10

Russell 3000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.130%	21,018	21	0.0%
4U.S. Government and Agency Obligations †			100	0.0%
Total Temporary Cash Investments (Cost $121)			121	0.0%[1]
[5]Total Investments (Cost $495,011)			621,638	100.0%
Other Assets and Liabilities
Other Assets			1,991	0.3%
Liabilities[3]			(1,803)	(0.3%)
			188	0.0%
Net Assets			621,826	100.0%

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	493,923
Undistributed Net Investment Income	1,718
Accumulated Net Realized Losses	(453)
Unrealized Appreciation (Depreciation)
Investment Securities	126,627
Futures Contracts	11
Net Assets	621,826

Institutional Shares—Net Assets
Applicable to 3,179,592 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	534,899
Net Asset Value Per Share—Institutional Shares	$168.23

ETF Shares—Net Assets
Applicable to 1,000,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	86,927
Net Asset Value Per Share—ETF Shares	$86.93

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $21,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $19,000.
See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 3000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	5,597
Interest[1]	1
Securities Lending	3
Total Income	5,601
Expenses
The Vanguard Group—Note B
Investment Advisory Services	44
Management and Administrative—Institutional Shares	5
Management and Administrative—ETF Shares	27
Marketing and Distribution—Institutional Shares	57
Marketing and Distribution—ETF Shares	10
Custodian Fees	116
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	260
Net Investment Income	5,341
Realized Net Gain (Loss)
Investment Securities Sold	13,118
Futures Contracts	51
Realized Net Gain (Loss)	13,169
Change in Unrealized Appreciation (Depreciation)
Investment Securities	63,990
Futures Contracts	16
Change in Unrealized Appreciation (Depreciation)	64,006
Net Increase (Decrease) in Net Assets Resulting from Operations	82,516
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 3000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,341	7,119
Realized Net Gain (Loss)	13,169	349
Change in Unrealized Appreciation (Depreciation)	64,006	54,814
Net Increase (Decrease) in Net Assets Resulting from Operations	82,516	62,282
Distributions
Net Investment Income
Institutional Shares	(4,703)	(5,025)
ETF Shares	(754)	(898)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(5,457)	(5,923)
Capital Share Transactions
Institutional Shares	43,148	250,923
ETF Shares	(194)	29,491
Net Increase (Decrease) from Capital Share Transactions	42,954	280,414
Total Increase (Decrease)	120,013	336,773
Net Assets
Beginning of Period	501,813	165,040
End of Period[1]	621,826	501,813
1 Net Assets—End of Period includes undistributed net investment income of $1,718,000 and $1,833,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 3000 Index Fund

Financial Highlights

Institutional Shares
	Six Months,			Nov. 1,
	Ended	Year Ended		2010[1] to
For a Share Outstanding	February 28,	August 31,		Aug. 31,
Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$146.68	$124.40	$108.32	$104.44
Investment Operations
Net Investment Income	1.442	2.630	2.087	1.494
Net Realized and Unrealized Gain (Loss) on Investments	21.621	22.226	15.972	3.650
Total from Investment Operations	23.063	24.856	18.059	5.144
Distributions
Dividends from Net Investment Income	(1.513)	(2.576)	(1.979)	(1.264)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.513)	(2.576)	(1.979)	(1.264)
Net Asset Value, End of Period	$168.23	$146.68	$124.40	$108.32

Total Return	15.79%	20.21%	16.89%	4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$535	$426	$126	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.90%	2.10%	2.06%	1.78%[2]
Portfolio Turnover Rate[3]	6%	16%	20%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 3000 Index Fund

Financial Highlights

ETF Shares
	Six Months,			Sept. 20,
	Ended	Year Ended		2010[1] to
For a Share Outstanding	February 28,	August 31,		Aug. 31,
Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$75.79	$64.28	$55.97	$51.86
Investment Operations
Net Investment Income	.715	1.313	1.037	.819
Net Realized and Unrealized Gain (Loss) on Investments	11.179	11.484	8.255	3.924
Total from Investment Operations	11.894	12.797	9.292	4.743
Distributions
Dividends from Net Investment Income	(.754)	(1.287)	(.982)	(.633)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.754)	(1.287)	(.982)	(.633)
Net Asset Value, End of Period	$86.93	$75.79	$64.28	$55.97

Total Return	15.76%	20.14%	16.80%	9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87	$76	$39	$22
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.83%	2.03%	1.99%	1.71%[2]
Portfolio Turnover Rate[3]	6%	16%	20%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

16

Russell 3000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $67,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

17

Russell 3000 Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	621,515	—	2
Temporary Cash Investments	21	100	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	621,536	100	2
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	3	279	6
E-mini Russell 2000 Index	March 2014	1	118	5
				11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

18

Russell 3000 Index Fund

During the six months ended February 28, 2014, the fund realized $11,681,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $1,357,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $495,030,000. Net unrealized appreciation of investment securities for tax purposes was $126,608,000, consisting of unrealized gains of $132,196,000 on securities that had risen in value since their purchase and $5,588,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $94,077,000 of investment securities and sold $50,726,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,284,000 and $32,550,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	80,876	516	298,341	2,238
Issued in Lieu of Cash Distributions	4,597	29	5,025	37
Redeemed	(42,325)	(270)	(52,443)	(387)
Net Increase (Decrease) —Institutional Shares	43,148	275	250,923	1,888
ETF Shares
Issued	32,639	400	29,491	400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,833)	(400)	—	—
Net Increase (Decrease)—ETF Shares	(194)	—	29,491	400

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

20

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Russell 3000 Index Fund	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,157.92	$0.43
ETF Shares	1,000.00	1,157.58	0.80
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.08% for Institutional Shares and 0.15% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

21

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

22

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

23

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18542 042014

Semiannual Report | February 28, 2014

Vanguard Sector Bond Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Short-Term Government Bond Index Fund.	11
Intermediate-Term Government Bond Index Fund.	25
Long-Term Government Bond Index Fund.	40
Short-Term Corporate Bond Index Fund.	53
Intermediate-Term Corporate Bond Index Fund.	96
Long-Term Corporate Bond Index Fund.	135
Mortgage-Backed Securities Index Fund.	170
About Your Fund’s Expenses.	185
Glossary.	188

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Government Bond Index Fund
Admiral™ Shares	0.23%	0.14%	0.38%	0.52%
Institutional Shares	0.26	0.17	0.35	0.52
ETF Shares	0.23
Market Price				0.50
Net Asset Value				0.52
Barclays U.S. 1–3 Year Government Float Adjusted Index				0.55
Short U.S. Government Funds Average				0.72
Short U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Intermediate-Term Government Bond Index Fund
Admiral Shares	1.49%	0.72%	1.43%	2.15%
Institutional Shares	1.52	0.72	1.44	2.16
ETF Shares	1.49
Market Price				2.17
Net Asset Value				2.16
Barclays U.S. 3–10 Year Government Float Adjusted Index				2.06
Intermediate U.S. Government Funds Average				1.76
Intermediate U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Long-Term Government Bond Index Fund
Admiral Shares	3.38%	1.64%	2.37%	4.01%
Institutional Shares	3.41	1.64	2.37	4.01
ETF Shares	3.38
Market Price				3.90
Net Asset Value				4.02
Barclays U.S. Long Government Float Adjusted Index				3.56
General U.S. Government Funds Average				2.09
General U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Corporate Bond Index Fund
Admiral Shares	1.30%	0.91%	1.58%	2.49%
Institutional Shares	1.33	0.92	1.60	2.52
ETF Shares	1.30
Market Price				2.41
Net Asset Value				2.51
Barclays U.S. 1–5 Year Corporate Bond Index				2.56
Short-Intermediate Investment-Grade Debt Funds Average				1.96
Short-Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral Shares	3.23%	1.68%	3.65%	5.33%
Institutional Shares	3.26	1.69	3.68	5.37
ETF Shares	3.23
Market Price				5.38
Net Asset Value				5.34
Barclays U.S. 5–10 Year Corporate Bond Index				5.16
Spliced Core Bond Funds Average				3.29
For a benchmark description, see the Glossary.
Spliced Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Long-Term Corporate Bond Index Fund
Admiral Shares	4.78%	2.52%	5.26%	7.78%
Institutional Shares	4.81	2.54	5.26	7.80
ETF Shares	4.78
Market Price				8.16
Net Asset Value				7.80
Barclays U.S. 10+ Year Corporate Bond Index				7.49
Corporate Debt Funds BBB-Rated Average				4.93
Corporate Debt Funds BBB-Rated Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Mortgage-Backed Securities Index Fund
Admiral Shares	1.79%	0.90%	2.01%	2.91%
Institutional Shares (Inception: 10/31/2013)	1.82	0.63	0.32	0.95
ETF Shares	1.79
Market Price				3.13
Net Asset Value				2.92
Barclays U.S. MBS Float Adjusted Index				2.87
U.S. Mortgage Funds Average				2.77
U.S. Mortgage Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

To the surprise of many investors, bond yields in the United States unexpectedly reversed course during the six months ended February 28, 2014. The upward trend that began last May after the Federal Reserve signaled a pending dial-back of its stimulative bond purchases gave way to a drop in January and February. Amid soft U.S. economic data, turmoil in emerging markets, and slowing growth in China, yields ended the period lower than where they started.

Because bond yields and prices move in opposite directions, the Vanguard Sector Bond Index Funds got a boost from price appreciation; lower-rated and longer-dated securities gained the most. Returns for the government funds ranged from 0.52% for the short-term fund to 4.02% for the long-term fund. The range for the comparable corporate funds was 2.51% to 7.80%. The Mortgage-Backed Securities Index Fund returned 2.92%. (All returns and yields cited are for ETF Shares, based on net asset value.)

The returns of all seven funds were in line with those of their expense-free target indexes and nearly matched or in most cases exceeded the average returns for their peer groups, which include actively managed funds.

Five of the seven Sector Bond Index Funds posted 30-day SEC yields as of February 28 that were lower than six months earlier. The yield of the Intermediate-Term Government Bond Index Fund inched up 2 basis points, and the typically more volatile yield of the Mortgage-Backed Securities Index Fund climbed 84 basis points. (A basis point is one-hundredth of a percentage point.)

Before moving on to discuss the markets, I want to mention some changes regarding the funds. In October, we decided to eliminate the 0.25% purchase fee for the Short-Term Corporate Bond Index Fund and reduce the purchase fee from 0.50% to 0.25% for the Intermediate-Term Corporate Bond Index Fund. We also announced plans to streamline Vanguard’s share-class offerings by renaming Signal Shares of all seven funds Admiral Shares.

Separately, as we announced previously, Robert F. Auwaerter, principal and head of Vanguard Fixed Income Group, intends to retire on April 2. At the conclusion of this letter, I’ll have more to say about Bob’s important contributions to Vanguard during his 32-year career, and I’ll introduce his successor, Gregory Davis.

Bonds staged a rebound after last year’s swoon

After slumping notably in 2013 as investors worried about the direction of interest rates, bonds seemed to regain their appeal. The broad U.S. taxable bond market returned 2.84% for the half year.

Market Barometer
		Total Returns
		Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

CPI
Consumer Price Index	0.39%	1.13%	2.04%

Municipal bonds, which had declined sharply in the fiscal year ended August 31, rebounded with a gain of 5.71%. The market was roiled last summer by Detroit’s bankruptcy and fresh coverage of Puerto Rico’s fiscal woes, but as the headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that, on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 4.93%.

Money market and savings account returns remained capped by the Fed’s target of 0%–0.25% for short-term interest rates.

A set of positive factors combined to boost U.S. stocks

Favorable corporate earnings, generally positive economic news, improved investor sentiment, and still-accommodative

Expense Ratios
Your Fund Compared With Its Peer Group

	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Short-Term Government Bond Index
Fund	0.12%	0.09%	0.12%	0.77%
Intermediate-Term Government Bond
Index Fund	0.12	0.09	0.12	0.97
Long-Term Government Bond Index
Fund	0.12	0.09	0.12	1.13
Short-Term Corporate Bond Index Fund	0.12	0.09	0.12	0.83
Intermediate-Term Corporate Bond
Index Fund	0.12	0.09	0.12	0.83
Long-Term Corporate Bond Index Fund	0.12	0.09	0.12	0.93
Mortgage-Backed Securities Index
Fund	0.12	0.09	0.12	0.87

The fund expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2014, the funds’ annualized expense ratios were: for the Short-Term Government Bond Index Fund,
0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Intermediate-Term Government Bond Index Fund,
0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.12%
for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.12% for
Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.12% for
Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.12% for Admiral
Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; and for the Mortgage-Backed Securities Index Fund, 0.12% for Admiral
Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper, a
Thomson Reuters Company, and capture information through 2013.

Peer groups: For the Short-Term Government Bond Index Fund, Short U.S. Government Funds; for the Intermediate-Term Government Bond
Index Fund, Intermediate U.S. Government Funds; for the Long-Term Government Bond Index Fund, General U.S. Government Funds; for the
Short-Term Corporate Bond Index Fund, Short-Intermediate Investment-Grade Debt Funds; for the Intermediate-Term Corporate Bond Index
Fund, Core Bond Funds; for the Long-Term Corporate Bond Index Fund, Corporate BBB-Rated Debt Funds; for the Mortgage-Backed Securities
Index Fund, U.S. Mortgage Funds.

monetary policy all helped the broad U.S. stock market post a six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe; those of the Pacific region managed single-digit returns, as did emerging markets.

Government bonds had an especially rough ride

Speculation about the timing and potential impact of the Fed’s upcoming moves weighed on the bond market as 2013 came to a close. The prospect that the central bank would start trimming its monthly purchases—of about $40 billion of mortgage bonds and about $45 billion of Treasuries—pushed up yields for higher-rated and longer-dated bonds in particular.

Yields began falling in the new year, however, even as the Fed’s cutbacks began. Demand for less risky assets such as bonds grew as concerns resurfaced about the pace of growth in the United States and China and signs of economic and political instability in some emerging markets. Despite climbing early on, yields ended the period lower.

The government bond funds proved especially sensitive to the swing in yields. All three posted negative returns for December because of declining bond prices and then strong results for January when that trend reversed. The long-term government fund experienced particular volatility over those two months, returning –2.31% for December and 6.16% for January. This was a reminder, if one were needed, of the markets’ unpredictability and the importance of investors staying the course.

The Mortgage-Backed Securities Index Fund followed a similar trajectory. Its returns were negative in November and December in anticipation of the Fed tapering. Those declines were subsequently more than offset by advances in January and February as investors’ appetite for safer assets returned.

Yields of U.S. Treasury Securities
	August 31,	February 28,
Maturity	2013	2014
2 years	0.40%	0.32%
3 years	0.77	0.66
5 years	1.61	1.48
10 years	2.76	2.64
30 years	3.72	3.59
Source: Vanguard.

The corporate bond funds experienced less turbulence and produced higher returns than their government counterparts. A more substantial cushion provided by earned income helped, as did the draw of corporate America’s solid profits and healthy balance sheets.

Bob Auwaerter’s retirement marks the end of a remarkable era

In mid-September 2008, about two weeks after I succeeded Jack Brennan as Vanguard’s chief executive officer, Lehman Brothers went bankrupt, igniting the nation’s worst financial crisis in 70 years.

The appeal of low-cost investing is growing

Minimizing investment costs is a critical part of every investor’s toolkit. Why? Because every dollar paid for fund management expenses is simply a dollar less that can work on your behalf.

Put another way, the lower your mutual fund’s costs, the greater your share of the fund’s return.
Not surprisingly, research indicates that lower-cost investments have tended to outperform their higher-cost counterparts.

Investors are catching on to the value of lower-cost mutual funds. Funds with lower expense ratios dominated in attracting investment dollars over the decade ended December 31, 2012, according to a Vanguard research paper. (You can read the paper, Costs Matter: Are Fund
Investors Voting With Their Feet?, at vanguard.com/research.) And, as the chart below shows,
Vanguard’s leadership in keeping down costs for investors seems to have encouraged the industry to reduce its average costs—at least over the past decade.

Even so, Vanguard’s average expenses continue to be less than one-fifth the industry average:
0.19% versus 1.08% (as of December 31, 2013). That cost difference remains a powerful tool in the hands of Vanguard clients.

Sources: Vanguard and Lipper, a Thomson Reuters Company.

It was, to put it mildly, an extremely challenging time. Through it all, I was able to depend on Bob Auwaerter’s strong command of the Fixed Income Group, which persevered under these treacherous conditions. Although that was a difficult period for Vanguard and the industry, it was far from the only time I was grateful to have Bob at the helm of our bond group.

Bob, who joined Vanguard in 1981, was an original member of the three-person Fixed Income Group, headed by Ian MacKinnon. Over the years, he held various leadership roles in the department, and he eventually succeeded Ian as its head in 2003. He earned a reputation at Vanguard and within the industry as an extremely dedicated, honest, and insightful decision-maker and leader.

The Fixed Income Group that Bob helped start had total initial assets of about $1.3 billion in seven funds. He tracked his positions in the two funds he managed on index cards stored in a small metal box. Thirty-two years later, the 120-person group oversees $750 billion, which constitutes nearly one-third of Vanguard’s assets under management.

On behalf of our clients, I thank Bob for more than three decades of exemplary service and wish him the best in his retirement.

We’re fortunate that Greg Davis will become the head of the Fixed Income Group. Greg currently is chief investment officer for the Asia-Pacific region and a director of Vanguard Investments Australia. He joined Vanguard in 1999 and has also served as head of bond indexing and a senior portfolio manager in the Fixed Income Group. Greg is an eminently qualified successor and has a strong commitment to the Vanguard way of investing. I couldn’t be more confident in his ability to lead the Fixed Income Group and its deep and talented team.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2014

Your Fund’s Performance at a Glance
August 31, 2013, Through February 28, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Short-Term Government Bond Index
Fund
Admiral Shares	$20.27	$20.33	$0.030	$0.016
Institutional Shares	25.47	25.54	0.042	0.020
ETF Shares	60.75	60.95	0.070	0.048
Vanguard Intermediate-Term Government
Bond Index Fund
Admiral Shares	$21.27	$21.51	$0.151	$0.064
Institutional Shares	26.39	26.69	0.190	0.079
ETF Shares	62.96	63.76	0.364	0.189
Vanguard Long-Term Government Bond Index
Fund
Admiral Shares	$22.32	$22.85	$0.356	$0.000
Institutional Shares	28.32	28.99	0.454	0.000
ETF Shares	66.33	68.10	0.869	0.000
Vanguard Short-Term Corporate Bond Index
Fund
Admiral Shares	$21.51	$21.80	$0.195	$0.049
Institutional Shares	26.33	26.69	0.242	0.060
ETF Shares	78.97	80.17	0.594	0.180
Vanguard Intermediate-Term Corporate Bond
Index Fund
Admiral Shares	$22.20	$22.85	$0.365	$0.157
Institutional Shares	27.44	28.25	0.454	0.194
ETF Shares	82.31	84.95	1.125	0.582
Vanguard Long-Term Corporate Bond Index
Fund
Admiral Shares	$22.04	$23.20	$0.533	$0.000
Institutional Shares	27.37	28.81	0.666	0.000
ETF Shares	82.11	86.77	1.659	0.000
Vanguard Mortgage-Backed Securities Index
Fund
Admiral Shares	$20.35	$20.76	$0.181	$0.000
Institutional Shares (Inception: 10/31/2013)	28.04	28.13	0.175	0.000
ETF Shares	50.85	51.96	0.371	0.000

Short-Term Government Bond Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSBSX	VSBIX	VGSH
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	0.23%	0.26%	0.23%

Financial Attributes

		Barclays
		1–3 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	115	378	8,737

Yield to Maturity
(before expenses)	0.4%	0.4%	2.2%

Average Coupon	1.3%	1.5%	3.3%

Average Duration	1.9 years	1.9 years	5.5 years

Average Effective
Maturity	2.0 years	2.0 years	7.6 years

Short-Term
Reserves	1.8%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	1–3 Year
	Gov’t	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.98	0.54
Beta	1.04	0.13
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	2.2%
1 - 3 Years	97.8

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares.

Short-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2014
		Barclays
		1–3 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	1.69%	1.83%
2011	1.39	1.53
2012	0.40	0.50
2013	0.04	0.16
2014	0.52	0.55
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Admiral Shares	12/28/2009	0.30%	0.49%	0.57%	1.06%
Institutional Shares	8/23/2010	0.29	0.50	0.17	0.67
ETF Shares	11/19/2009
Market Price		0.35			0.94
Net Asset Value		0.26			0.92

See Financial Highlights for dividend and capital gains information.

Short-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (89.6%)
United States Treasury Note/Bond	2.375%	2/28/15	6,210	6,347
United States Treasury Note/Bond	0.375%	3/15/15	9,820	9,843
United States Treasury Note/Bond	0.250%	3/31/15	1,685	1,687
United States Treasury Note/Bond	2.500%	3/31/15	9,280	9,513
United States Treasury Note/Bond	0.375%	4/15/15	450	451
United States Treasury Note/Bond	0.125%	4/30/15	3,850	3,849
United States Treasury Note/Bond	2.500%	4/30/15	7,085	7,278
United States Treasury Note/Bond	0.250%	5/15/15	7,100	7,108
United States Treasury Note/Bond	4.125%	5/15/15	5,945	6,226
United States Treasury Note/Bond	0.250%	5/31/15	11,050	11,062
United States Treasury Note/Bond	2.125%	5/31/15	4,530	4,640
United States Treasury Note/Bond	0.375%	6/15/15	7,955	7,975
United States Treasury Note/Bond	1.875%	6/30/15	1,570	1,605
United States Treasury Note/Bond	0.250%	7/15/15	15,925	15,940
United States Treasury Note/Bond	0.250%	7/31/15	3,675	3,678
United States Treasury Note/Bond	1.750%	7/31/15	4,180	4,272
United States Treasury Note/Bond	0.250%	8/15/15	5,075	5,079
United States Treasury Note/Bond	4.250%	8/15/15	8,890	9,414
United States Treasury Note/Bond	0.375%	8/31/15	8,455	8,476
United States Treasury Note/Bond	1.250%	8/31/15	9,715	9,867
United States Treasury Note/Bond	0.250%	9/15/15	5,335	5,338
United States Treasury Note/Bond	0.250%	9/30/15	4,520	4,523
United States Treasury Note/Bond	1.250%	9/30/15	2,000	2,033
United States Treasury Note/Bond	0.250%	10/15/15	12,045	12,047
United States Treasury Note/Bond	0.250%	10/31/15	12,005	12,007
United States Treasury Note/Bond	1.250%	10/31/15	750	763
United States Treasury Note/Bond	0.250%	11/30/15	13,535	13,533
United States Treasury Note/Bond	1.375%	11/30/15	11,240	11,456
United States Treasury Note/Bond	0.250%	12/15/15	8,400	8,396
United States Treasury Note/Bond	0.250%	12/31/15	12,585	12,579
United States Treasury Note/Bond	2.125%	12/31/15	1,750	1,809
United States Treasury Note/Bond	0.375%	1/31/16	6,500	6,509
United States Treasury Note/Bond	2.000%	1/31/16	12,900	13,317
United States Treasury Note/Bond	0.375%	2/15/16	6,725	6,732
United States Treasury Note/Bond	0.250%	2/29/16	5,750	5,741
United States Treasury Note/Bond	2.125%	2/29/16	2,800	2,900
United States Treasury Note/Bond	0.375%	3/15/16	13,125	13,135
United States Treasury Note/Bond	0.250%	4/15/16	6,580	6,564

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.000%	4/30/16	300	310
United States Treasury Note/Bond	0.250%	5/15/16	6,065	6,046
United States Treasury Note/Bond	5.125%	5/15/16	2,500	2,759
United States Treasury Note/Bond	7.250%	5/15/16	850	977
United States Treasury Note/Bond	1.750%	5/31/16	8,780	9,041
United States Treasury Note/Bond	3.250%	5/31/16	1,000	1,063
United States Treasury Note/Bond	0.500%	6/15/16	2,675	2,680
United States Treasury Note/Bond	1.500%	6/30/16	2,908	2,979
United States Treasury Note/Bond	3.250%	6/30/16	9,465	10,077
United States Treasury Note/Bond	0.625%	7/15/16	3,780	3,795
United States Treasury Note/Bond	1.500%	7/31/16	4,386	4,494
United States Treasury Note/Bond	3.250%	7/31/16	5,538	5,908
United States Treasury Note/Bond	0.625%	8/15/16	5,450	5,469
United States Treasury Note/Bond	4.875%	8/15/16	2,175	2,407
United States Treasury Note/Bond	1.000%	8/31/16	7,700	7,795
United States Treasury Note/Bond	3.000%	8/31/16	6,530	6,934
United States Treasury Note/Bond	0.875%	9/15/16	4,500	4,541
United States Treasury Note/Bond	1.000%	9/30/16	5,180	5,241
United States Treasury Note/Bond	3.000%	9/30/16	4,010	4,261
United States Treasury Note/Bond	0.625%	10/15/16	5,000	5,009
United States Treasury Note/Bond	1.000%	10/31/16	6,053	6,121
United States Treasury Note/Bond	3.125%	10/31/16	4,155	4,434
United States Treasury Note/Bond	0.625%	11/15/16	10,300	10,313
United States Treasury Note/Bond	4.625%	11/15/16	2,490	2,759
United States Treasury Note/Bond	0.875%	11/30/16	4,675	4,709
United States Treasury Note/Bond	2.750%	11/30/16	9,645	10,206
United States Treasury Note/Bond	0.625%	12/15/16	3,190	3,192
United States Treasury Note/Bond	0.875%	12/31/16	6,000	6,039
United States Treasury Note/Bond	3.250%	12/31/16	3,000	3,219
United States Treasury Note/Bond	0.750%	1/15/17	5,180	5,195
United States Treasury Note/Bond	0.875%	1/31/17	8,000	8,046
United States Treasury Note/Bond	3.125%	1/31/17	3,000	3,212
United States Treasury Note/Bond	0.625%	2/15/17	6,000	5,991
United States Treasury Note/Bond	4.625%	2/15/17	3,000	3,344
United States Treasury Note/Bond	0.875%	2/28/17	6,000	6,030
United States Treasury Note/Bond	3.000%	2/28/17	3,300	3,523
				451,811
Agency Bonds and Notes (9.2%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	51
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	52
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	50	51
1 Federal Farm Credit Banks	1.050%	3/28/16	100	101
1 Federal Farm Credit Banks	5.125%	8/25/16	800	891
1 Federal Farm Credit Banks	4.875%	1/17/17	500	559
1 Federal Home Loan Banks	0.375%	8/28/15	1,590	1,593
1 Federal Home Loan Banks	0.500%	11/20/15	3,450	3,466
1 Federal Home Loan Banks	0.375%	2/19/16	550	550
1 Federal Home Loan Banks	3.125%	3/11/16	425	448
1 Federal Home Loan Banks	0.375%	6/24/16	1,625	1,622
1 Federal Home Loan Banks	4.750%	12/16/16	285	317
1 Federal Home Loan Banks	0.625%	12/28/16	600	599
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	1,990	1,997
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	500	528
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	4,180	4,276

Short-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	500	538
2	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	2,060	2,064
2	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	980	1,025
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	280
2	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	544
2	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	2,690	2,710
2	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	600	675
2	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	1,250	1,255
2	Federal National Mortgage Assn.	0.375%	3/16/15	3,790	3,797
2	Federal National Mortgage Assn.	0.500%	5/27/15	600	602
2	Federal National Mortgage Assn.	0.500%	7/2/15	475	477
2	Federal National Mortgage Assn.	0.500%	9/28/15	3,985	4,001
2	Federal National Mortgage Assn.	4.375%	10/15/15	775	826
2	Federal National Mortgage Assn.	1.625%	10/26/15	75	77
2	Federal National Mortgage Assn.	0.375%	12/21/15	300	300
2	Federal National Mortgage Assn.	5.000%	3/15/16	25	27
2	Federal National Mortgage Assn.	0.500%	3/30/16	1,910	1,912
2	Federal National Mortgage Assn.	2.375%	4/11/16	800	833
2	Federal National Mortgage Assn.	0.375%	7/5/16	2,425	2,421
2	Federal National Mortgage Assn.	0.625%	8/26/16	2,000	2,004
2	Federal National Mortgage Assn.	1.250%	9/28/16	1,350	1,374
2	Federal National Mortgage Assn.	1.375%	11/15/16	575	587
2	Federal National Mortgage Assn.	5.000%	2/13/17	880	989
					46,620
Total U.S. Government and Agency Obligations (Cost $497,565)					498,431

				Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
3	Vanguard Market Liquidity Fund (Cost $9,263)	0.130%		9,263,030	9,263
Total Investments (100.6%) (Cost $506,828)					507,694
Other Assets and Liabilities (-0.6%)
Other Assets					29,469
Liabilities					(32,744)
					(3,275)
Net Assets (100%)					504,419

Short-Term Government Bond Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	498,431
Affiliated Vanguard Funds	9,263
Total Investment in Securities	507,694
Receivables for Investment Securities Sold	27,183
Other Assets	2,286
Total Assets	537,163
Liabilities
Payables for Investment Securities Purchased	31,944
Other Liabilities	800
Total Liabilities	32,744
Net Assets	504,419

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	503,324
Undistributed Net Investment Income	92
Accumulated Net Realized Gains	137
Unrealized Appreciation (Depreciation)	866
Net Assets	504,419

Admiral Shares—Net Assets
Applicable to 4,421,111 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	89,863
Net Asset Value Per Share—Admiral Shares	$20.33

Institutional Shares—Net Assets
Applicable to 958,610 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	24,485
Net Asset Value Per Share—Institutional Shares	$25.54

ETF Shares—Net Assets
Applicable to 6,400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	390,071
Net Asset Value Per Share—ETF Shares	$60.95

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	919
Total Income	919
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5
Management and Administrative—Admiral Shares	29
Management and Administrative—Institutional Shares	7
Management and Administrative—ETF Shares	162
Marketing and Distribution—Admiral Shares	7
Marketing and Distribution—Institutional Shares	3
Marketing and Distribution—ETF Shares	41
Custodian Fees	3
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	4
Total Expenses	262
Net Investment Income	657
Realized Net Gain (Loss) on Investment Securities Sold	253
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,304
Net Increase (Decrease) in Net Assets Resulting from Operations	2,214
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	657	869
Realized Net Gain (Loss)	253	565
Change in Unrealized Appreciation (Depreciation)	1,304	(1,328)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,214	106
Distributions
Net Investment Income
Admiral Shares[1]	(100)	(113)
Institutional Shares	(37)	(107)
ETF Shares	(427)	(651)
Realized Capital Gain [2]
Admiral Shares[1]	(54)	(61)
Institutional Shares	(19)	(65)
ETF Shares	(307)	(389)
Total Distributions	(944)	(1,386)
Capital Share Transactions
Admiral Shares[1]	36,636	16,393
Institutional Shares	7,032	(26,223)
ETF Shares	82,252	124,806
Net Increase (Decrease) from Capital Share Transactions	125,920	114,976
Total Increase (Decrease)	127,190	113,696
Net Assets
Beginning of Period	377,229	263,533
End of Period[3]	504,419	377,229

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s distributions and capital share transactions are for the
Signal class.
2 Includes fiscal 2014 and 2013 short-term gain distributions totaling $76,000 and $163,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $92,000 and ($1,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months				Dec. 28,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.27	$20.35	$20.39	$20.25	$19.92
Investment Operations
Net Investment Income	.030	.053	.089	.134	.101
Net Realized and Unrealized Gain (Loss)
on Investments	. 076	(. 048)	(. 007)	.149	. 329
Total from Investment Operations	.106	.005	.082	. 283	. 430
Distributions
Dividends from Net Investment Income	(. 030)	(. 053)	(. 087)	(.135)	(.100)
Distributions from Realized Capital Gains	(. 016)	(. 032)	(. 035)	(. 008)	—
Total Distributions	(. 046)	(. 085)	(.122)	(.143)	(.100)
Net Asset Value, End of Period	$20.33	$20.27	$20.35	$20.39	$20.25

Total Return[2]	0.52%	0.02%	0.40%	1.40%	2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90	$53	$37	$11	$6
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	0.29%	0.26%	0.44%	0.66%	0.84%[3]
Portfolio Turnover Rate [4]	63%	73%	72%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months				Aug. 23,
	Ended				2010[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.47	$25.57	$25.62	$25.45	$25.46
Investment Operations
Net Investment Income	.042	.075	.121	.183	.005
Net Realized and Unrealized Gain (Loss)
on Investments	.090	(.059)	(.007)	.180	.003
Total from Investment Operations	.132	.016	.114	.363	.008
Distributions
Dividends from Net Investment Income	(. 042)	(. 075)	(.120)	(.183)	(. 018)
Distributions from Realized Capital Gains	(. 020)	(. 041)	(. 044)	(. 010)	—
Total Distributions	(. 062)	(.116)	(.164)	(.193)	(. 018)
Net Asset Value, End of Period	$25.54	$25.47	$25.57	$25.62	$25.45

Total Return[2]	0.52%	0.06%	0.45%	1.43%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24	$17	$44	$33	$8
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to
Average Net Assets	0.32%	0.29%	0.47%	0.71%	0.90%[3]
Portfolio Turnover Rate [4]	63%	73%	72%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				Nov. 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$60.75	$60.98	$61.11	$60.70	$60.04
Investment Operations
Net Investment Income	. 084.158		. 270	. 405	. 349
Net Realized and Unrealized Gain (Loss)
on Investments	.234	(.134)	(.028)	.434	.660
Total from Investment Operations	.318	.024	.242	.839	1.009
Distributions
Dividends from Net Investment Income	(. 070)	(.158)	(. 267)	(. 405)	(. 349)
Distributions from Realized Capital Gains	(. 048)	(. 096)	(.105)	(. 024)	—
Total Distributions	(.118)	(. 254)	(. 372)	(. 429)	(. 349)
Net Asset Value, End of Period	$60.95	$60.75	$60.98	$61.11	$60.70

Total Return	0.52%	0.04%	0.40%	1.39%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$390	$307	$183	$150	$79
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	0.29%	0.26%	0.44%	0.66%	0.84%[2]
Portfolio Turnover Rate [3]	63%	73%	72%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Effective in October 2013, Signal Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $57,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Short-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	498,431	—
Temporary Cash Investments	9,263	—	—
Total	9,263	498,431	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2014, the fund realized $60,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2014, the cost of investment securities for tax purposes was $506,828,000.

Net unrealized appreciation of investment securities for tax purposes was $866,000, consisting of unrealized gains of $876,000 on securities that had risen in value since their purchase and $10,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $309,588,000 of investment securities and sold $184,993,000 of investment securities, other than temporary cash investments. Purchases and sales include $126,985,000 and $45,300,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Short-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	61,732	3,039	38,480	1,895
Issued in Lieu of Cash Distributions	137	7	171	8
Redeemed	(25,233)	(1,242)	(22,258)	(1,096)
Net Increase (Decrease)—Admiral Shares	36,636	1,804	16,393	807
Institutional Shares
Issued[2]	8,076	316	2,001	78
Issued in Lieu of Cash Distributions	56	2	166	7
Redeemed	(1,100)	(43)	(28,390)	(1,113)
Net Increase (Decrease) —Institutional Shares	7,032	275	(26,223)	(1,028)
ETF Shares
Issued [2]	127,900	2,100	164,370	2,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(45,648)	(750)	(39,564)	(650)
Net Increase (Decrease)—ETF Shares	82,252	1,350	124,806	2,050
1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s capital share transactions are for the Signal class.
2 Includes purchase fees for fiscal 2014 and 2013 of $0 and $17,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Intermediate-Term Government Bond Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSIGX	VIIGX	VGIT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	1.49%	1.52%	1.49%

Financial Attributes

		Barclays
		3–10 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	172	471	8,737

Yield to Maturity
(before expenses)	1.6%	1.6%	2.2%

Average Coupon	2.2%	2.1%	3.3%

Average Duration	5.2 years	5.2 years	5.5 years

Average Effective
Maturity	5.5 years	5.5 years	7.6 years

Short-Term
Reserves	1.0%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	3–10 Year
	Gov’t	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.87
Beta	1.02	1.16
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.5%
1 - 3 Years	0.4
3 - 5 Years	53.1
5 - 10 Years	46.0

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares.

Intermediate-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2014
		Barclays
		3–10 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	7.65%	7.76%
2011	5.30	5.53
2012	4.50	4.51
2013	-3.18	-2.99
2014	2.16	2.06
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Admiral Shares	8/4/2010	-2.74%	1.71%	0.84%	2.55%
Institutional Shares	3/19/2010	-2.69	1.82	2.00	3.82
ETF Shares	11/19/2009
Market Price		-2.58			3.46
Net Asset Value		-2.73			3.47

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (90.4%)
United States Treasury Note/Bond	3.125%	1/31/17	45	48
United States Treasury Note/Bond	4.625%	2/15/17	20	22
United States Treasury Note/Bond	0.875%	2/28/17	690	693
United States Treasury Note/Bond	3.000%	2/28/17	1,002	1,070
United States Treasury Note/Bond	1.000%	3/31/17	1,950	1,965
United States Treasury Note/Bond	3.250%	3/31/17	2,704	2,910
United States Treasury Note/Bond	0.875%	4/30/17	2,870	2,878
United States Treasury Note/Bond	3.125%	4/30/17	2,028	2,176
United States Treasury Note/Bond	4.500%	5/15/17	1,659	1,853
United States Treasury Note/Bond	8.750%	5/15/17	977	1,222
United States Treasury Note/Bond	0.625%	5/31/17	3,650	3,626
United States Treasury Note/Bond	2.750%	5/31/17	1,349	1,432
United States Treasury Note/Bond	2.500%	6/30/17	1,796	1,892
United States Treasury Note/Bond	0.500%	7/31/17	2,615	2,580
United States Treasury Note/Bond	2.375%	7/31/17	3,993	4,190
United States Treasury Note/Bond	4.750%	8/15/17	1,399	1,581
United States Treasury Note/Bond	8.875%	8/15/17	570	724
United States Treasury Note/Bond	0.625%	8/31/17	3,845	3,803
United States Treasury Note/Bond	1.875%	8/31/17	1,811	1,869
United States Treasury Note/Bond	0.625%	9/30/17	3,200	3,161
United States Treasury Note/Bond	1.875%	9/30/17	2,923	3,015
United States Treasury Note/Bond	0.750%	10/31/17	2,490	2,467
United States Treasury Note/Bond	1.875%	10/31/17	2,480	2,558
United States Treasury Note/Bond	4.250%	11/15/17	1,798	2,008
United States Treasury Note/Bond	0.625%	11/30/17	5,400	5,316
United States Treasury Note/Bond	2.250%	11/30/17	1,920	2,005
United States Treasury Note/Bond	0.750%	12/31/17	3,015	2,977
United States Treasury Note/Bond	2.750%	12/31/17	2,625	2,790
United States Treasury Note/Bond	0.875%	1/31/18	3,045	3,017
United States Treasury Note/Bond	2.625%	1/31/18	909	962
United States Treasury Note/Bond	3.500%	2/15/18	2,701	2,948
United States Treasury Note/Bond	0.750%	2/28/18	2,150	2,116
United States Treasury Note/Bond	2.750%	2/28/18	5,886	6,258
United States Treasury Note/Bond	0.750%	3/31/18	3,185	3,130
United States Treasury Note/Bond	0.625%	4/30/18	3,965	3,871
United States Treasury Note/Bond	2.625%	4/30/18	2,737	2,895
United States Treasury Note/Bond	3.875%	5/15/18	1,100	1,220
United States Treasury Note/Bond	9.125%	5/15/18	910	1,207

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.000%	5/31/18	3,237	3,204
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,782
United States Treasury Note/Bond	1.375%	6/30/18	4,710	4,728
United States Treasury Note/Bond	2.375%	6/30/18	1,955	2,046
United States Treasury Note/Bond	1.375%	7/31/18	3,525	3,534
United States Treasury Note/Bond	2.250%	7/31/18	1,570	1,634
United States Treasury Note/Bond	4.000%	8/15/18	592	661
United States Treasury Note/Bond	1.500%	8/31/18	5,175	5,210
United States Treasury Note/Bond	1.375%	9/30/18	6,336	6,335
United States Treasury Note/Bond	1.250%	10/31/18	4,900	4,866
United States Treasury Note/Bond	1.750%	10/31/18	2,145	2,179
United States Treasury Note/Bond	3.750%	11/15/18	3,257	3,604
United States Treasury Note/Bond	9.000%	11/15/18	1,233	1,662
United States Treasury Note/Bond	1.250%	11/30/18	3,135	3,109
United States Treasury Note/Bond	1.375%	11/30/18	1,670	1,666
United States Treasury Note/Bond	1.375%	12/31/18	2,340	2,331
United States Treasury Note/Bond	1.500%	12/31/18	4,825	4,833
United States Treasury Note/Bond	1.250%	1/31/19	2,800	2,768
United States Treasury Note/Bond	1.500%	1/31/19	4,775	4,777
United States Treasury Note/Bond	2.750%	2/15/19	3,047	3,227
United States Treasury Note/Bond	8.875%	2/15/19	669	907
United States Treasury Note/Bond	1.375%	2/28/19	2,550	2,532
United States Treasury Note/Bond	1.500%	2/28/19	4,100	4,098
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,334
United States Treasury Note/Bond	1.250%	4/30/19	1,450	1,426
United States Treasury Note/Bond	3.125%	5/15/19	2,458	2,647
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,277
United States Treasury Note/Bond	1.000%	6/30/19	1,175	1,136
United States Treasury Note/Bond	0.875%	7/31/19	1,695	1,624
United States Treasury Note/Bond	3.625%	8/15/19	1,392	1,534
United States Treasury Note/Bond	8.125%	8/15/19	1,193	1,599
United States Treasury Note/Bond	1.000%	8/31/19	2,340	2,252
United States Treasury Note/Bond	1.000%	9/30/19	1,850	1,778
United States Treasury Note/Bond	1.250%	10/31/19	450	438
United States Treasury Note/Bond	3.375%	11/15/19	1,050	1,144
United States Treasury Note/Bond	1.000%	11/30/19	1,980	1,894
United States Treasury Note/Bond	1.125%	12/31/19	2,275	2,188
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,486
United States Treasury Note/Bond	3.625%	2/15/20	1,580	1,743
United States Treasury Note/Bond	8.500%	2/15/20	60	83
United States Treasury Note/Bond	1.250%	2/29/20	2,460	2,374
United States Treasury Note/Bond	1.125%	3/31/20	2,150	2,056
United States Treasury Note/Bond	1.125%	4/30/20	2,775	2,648
United States Treasury Note/Bond	3.500%	5/15/20	2,999	3,285
United States Treasury Note/Bond	1.375%	5/31/20	2,700	2,611
United States Treasury Note/Bond	1.875%	6/30/20	2,450	2,439
United States Treasury Note/Bond	2.000%	7/31/20	3,050	3,057
United States Treasury Note/Bond	2.625%	8/15/20	4,109	4,270
United States Treasury Note/Bond	8.750%	8/15/20	250	354
United States Treasury Note/Bond	2.125%	8/31/20	2,550	2,570
United States Treasury Note/Bond	2.000%	9/30/20	2,130	2,127
United States Treasury Note/Bond	1.750%	10/31/20	2,800	2,747
United States Treasury Note/Bond	2.625%	11/15/20	7,217	7,481
United States Treasury Note/Bond	2.000%	11/30/20	3,225	3,211
United States Treasury Note/Bond	2.375%	12/31/20	3,230	3,291
United States Treasury Note/Bond	2.125%	1/31/21	3,430	3,433

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.625%	2/15/21	4,755	5,230
United States Treasury Note/Bond	7.875%	2/15/21	716	988
United States Treasury Note/Bond	2.000%	2/28/21	2,300	2,280
United States Treasury Note/Bond	3.125%	5/15/21	3,042	3,239
United States Treasury Note/Bond	8.125%	5/15/21	1,590	2,233
United States Treasury Note/Bond	2.125%	8/15/21	4,900	4,866
United States Treasury Note/Bond	8.125%	8/15/21	925	1,307
United States Treasury Note/Bond	2.000%	11/15/21	2,083	2,041
United States Treasury Note/Bond	8.000%	11/15/21	4,020	5,674
United States Treasury Note/Bond	2.000%	2/15/22	3,545	3,457
United States Treasury Note/Bond	1.750%	5/15/22	3,425	3,259
United States Treasury Note/Bond	1.625%	8/15/22	3,540	3,318
United States Treasury Note/Bond	7.250%	8/15/22	350	482
United States Treasury Note/Bond	1.625%	11/15/22	4,995	4,655
United States Treasury Note/Bond	7.625%	11/15/22	575	813
United States Treasury Note/Bond	2.000%	2/15/23	6,275	6,008
United States Treasury Note/Bond	7.125%	2/15/23	475	655
United States Treasury Note/Bond	1.750%	5/15/23	8,040	7,495
United States Treasury Note/Bond	2.500%	8/15/23	6,195	6,147
United States Treasury Note/Bond	6.250%	8/15/23	675	888
United States Treasury Note/Bond	2.750%	11/15/23	6,395	6,463
United States Treasury Note/Bond	2.750%	2/15/24	1,800	1,815
				310,998
Agency Bonds and Notes (8.7%)
1 Federal Farm Credit Banks	3.500%	12/20/23	100	103
1 Federal Home Loan Banks	4.875%	5/17/17	600	676
1 Federal Home Loan Banks	1.000%	6/21/17	1,850	1,857
1 Federal Home Loan Banks	1.875%	3/13/20	150	148
1 Federal Home Loan Banks	4.125%	3/13/20	1,005	1,122
1 Federal Home Loan Banks	3.375%	6/12/20	125	134
1 Federal Home Loan Banks	5.250%	12/11/20	250	295
1 Federal Home Loan Banks	5.625%	6/11/21	400	483
1 Federal Home Loan Banks	2.125%	3/10/23	250	233
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,040	1,047
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	226
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	375	376
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	550	552
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	400
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	625	716
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,150	1,130
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,380	1,357
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	572
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	440	483
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	399
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	436
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	745	719
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	715	686
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	1,135	1,113
2 Federal National Mortgage Assn.	1.125%	4/27/17	700	706
2 Federal National Mortgage Assn.	5.000%	5/11/17	555	627
2 Federal National Mortgage Assn.	0.000%	6/1/17	500	483
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,230	1,407
2 Federal National Mortgage Assn.	0.875%	8/28/17	1,050	1,046
2 Federal National Mortgage Assn.	0.875%	10/26/17	750	745
2 Federal National Mortgage Assn.	0.875%	12/20/17	900	891

Intermediate-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	0.875%	2/8/18	850	837
2	Federal National Mortgage Assn.	0.875%	5/21/18	2,270	2,223
2	Federal National Mortgage Assn.	1.875%	9/18/18	550	559
2	Federal National Mortgage Assn.	1.625%	11/27/18	970	971
2	Federal National Mortgage Assn.	1.875%	2/19/19	750	758
2	Federal National Mortgage Assn.	0.000%	10/9/19	650	566
1	Financing Corp.	10.700%	10/6/17	122	162
1	Financing Corp.	9.800%	11/30/17	350	455
1	Financing Corp.	9.800%	4/6/18	200	265
1	Financing Corp.	10.350%	8/3/18	250	341
1	Financing Corp.	9.700%	4/5/19	50	69
	Hashemite Kingdom of Jordan	2.503%	10/30/20	175	174
	NCUA Guaranteed Notes	3.000%	6/12/19	180	191
	Private Export Funding Corp.	1.375%	2/15/17	250	254
	Private Export Funding Corp.	2.250%	12/15/17	25	26
	Private Export Funding Corp.	1.875%	7/15/18	50	51
	Private Export Funding Corp.	1.450%	8/15/19	100	97
	Private Export Funding Corp.	2.050%	11/15/22	175	164
	Private Export Funding Corp.	3.550%	1/15/24	75	76
	State of Israel	5.500%	9/18/23	125	149
1	Tennessee Valley Authority	5.500%	7/18/17	125	144
1	Tennessee Valley Authority	1.750%	10/15/18	125	126
1	Tennessee Valley Authority	3.875%	2/15/21	225	244
1	Tennessee Valley Authority	1.875%	8/15/22	125	116
					30,186
Total U.S. Government and Agency Obligations (Cost $341,589)					341,184

				Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
3	Vanguard Market Liquidity Fund (Cost $3,399)	0.130%		3,398,674	3,399
Total Investments (100.1%) (Cost $344,988)					344,583
Other Assets and Liabilities (-0.1%)
Other Assets					9,367
Liabilities					(9,819)
					(452)
Net Assets (100%)					344,131

Intermediate-Term Government Bond Index Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	344,495
Undistributed Net Investment Income	123
Accumulated Net Realized Losses	(82)
Unrealized Appreciation (Depreciation)	(405)
Net Assets	344,131

Admiral Shares—Net Assets
Applicable to 7,986,556 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	171,818
Net Asset Value Per Share—Admiral Shares	$21.51

Institutional Shares—Net Assets
Applicable to 1,797,830 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	47,988
Net Asset Value Per Share—Institutional Shares	$26.69

ETF Shares—Net Assets
Applicable to 1,950,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	124,325
Net Asset Value Per Share—ETF Shares	$63.76

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	2,513
Total Income	2,513
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative—Admiral Shares	70
Management and Administrative—Institutional Shares	17
Management and Administrative—ETF Shares	49
Marketing and Distribution—Admiral Shares	15
Marketing and Distribution—Institutional Shares	8
Marketing and Distribution—ETF Shares	16
Custodian Fees	5
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	187
Net Investment Income	2,326
Realized Net Gain (Loss) on Investment Securities Sold	162
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,122
Net Increase (Decrease) in Net Assets Resulting from Operations	6,610
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,326	3,848
Realized Net Gain (Loss)	162	5,278
Change in Unrealized Appreciation (Depreciation)	4,122	(17,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,610	(8,672)
Distributions
Net Investment Income
Admiral Shares[1]	(1,107)	(779)
Institutional Shares	(422)	(1,120)
ETF Shares	(678)	(1,948)
Realized Capital Gain [2]
Admiral Shares[1]	(474)	(525)
Institutional Shares	(194)	(838)
ETF Shares	(359)	(1,224)
Total Distributions	(3,234)	(6,434)
Capital Share Transactions
Admiral Shares[1]	75,131	64,413
Institutional Shares	(11,926)	(54,102)
ETF Shares	15	(2,923)
Net Increase (Decrease) from Capital Share Transactions	63,220	7,388
Total Increase (Decrease)	66,596	(7,718)
Net Assets
Beginning of Period	277,535	285,253
End of Period[3]	344,131	277,535

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s distributions and capital share transactions are for the
Signal class.
2 Includes fiscal 2014 and 2013 short-term gain distributions totaling $78,000 and $753,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $123,000 and $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months				Aug. 4,
	Ended				2010[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$21.27	$22.50	$21.94	$21.49	$21.11
Investment Operations
Net Investment Income	.150	. 292	. 369	. 441	. 033
Net Realized and Unrealized Gain (Loss)
on Investments	.305	(1.000)	.602	.658	.385
Total from Investment Operations	.455	(.708)	.971	1.099	.418
Distributions
Dividends from Net Investment Income	(.151)	(. 292)	(. 369)	(. 441)	(. 038)
Distributions from Realized Capital Gains	(. 064)	(. 230)	(. 042)	(. 208)	—
Total Distributions	(. 215)	(. 522)	(. 411)	(. 649)	(. 038)
Net Asset Value, End of Period	$21.51	$21.27	$22.50	$21.94	$21.49

Total Return[2]	2.15%	-3.21%	4.47%	5.31%	1.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$172	$95	$35	$8	$3
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.42%	1.32%	1.67%	2.10%	2.29%[3]
Portfolio Turnover Rate [4]	50%	54%	51%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months				March 19,
	Ended				2010[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.39	$27.91	$27.21	$26.65	$25.01
Investment Operations
Net Investment Income	.188	. 368	. 466	. 557	. 239
Net Realized and Unrealized Gain (Loss)
on Investments	.381	(1.235)	.752	.819	1.674
Total from Investment Operations	.569	(.867)	1.218	1.376	1.913
Distributions
Dividends from Net Investment Income	(.190)	(. 368)	(. 465)	(. 558)	(. 273)
Distributions from Realized Capital Gains	(. 079)	(. 285)	(. 053)	(. 258)	—
Total Distributions	(. 269)	(. 653)	(. 518)	(. 816)	(. 273)
Net Asset Value, End of Period	$26.69	$26.39	$27.91	$27.21	$26.65

Total Return[2]	2.16%	-3.17%	4.52%	5.36%	7.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$59	$117	$118	$73
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.35%	1.70%	2.14%	2.35%[3]
Portfolio Turnover Rate [4]	50%	54%	51%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				Nov. 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$62.96	$66.58	$64.91	$63.58	$60.00
Investment Operations
Net Investment Income	.434	.861	1.097	1.301	.961
Net Realized and Unrealized Gain (Loss)
on Investments	.919	(2.940)	1.791	1.949	3.579
Total from Investment Operations	1.353	(2.079)	2.888	3.250	4.540
Distributions
Dividends from Net Investment Income	(.364)	(.861)	(1.094)	(1.304)	(.960)
Distributions from Realized Capital Gains	(.189)	(. 680)	(.124)	(. 616)	—
Total Distributions	(.553)	(1.541)	(1.218)	(1.920)	(.960)
Net Asset Value, End of Period	$63.76	$62.96	$66.58	$64.91	$63.58

Total Return	2.16%	-3.18%	4.50%	5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$123	$133	$55	$38
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	1.42%	1.32%	1.67%	2.09%	2.29%[2]
Portfolio Turnover Rate [3]	50%	54%	51%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Effective in October 2013, Signal Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had

Intermediate-Term Government Bond Index Fund

contributed capital of $38,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	341,184	—
Temporary Cash Investments	3,399	—	—
Total	3,399	341,184	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2014, the fund realized $120,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2014, the cost of investment securities for tax purposes was $344,988,000. Net unrealized depreciation of investment securities for tax purposes was $405,000, consisting of unrealized gains of $2,144,000 on securities that had risen in value since their purchase and $2,549,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $151,093,000 of investment securities and sold $92,487,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,593,000 and $12,588,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Intermediate-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	98,531	4,597	82,433	3,768
Issued in Lieu of Cash Distributions	1,540	72	1,291	59
Redeemed	(24,940)	(1,164)	(19,311)	(882)
Net Increase (Decrease)—Admiral Shares	75,131	3,505	64,413	2,945
Institutional Shares
Issued [2]	6,180	235	7,164	260
Issued in Lieu of Cash Distributions	562	21	1,800	66
Redeemed	(18,668)	(710)	(63,066)	(2,285)
Net Increase (Decrease) —Institutional Shares	(11,926)	(454)	(54,102)	(1,959)
ETF Shares
Issued [2]	12,737	200	104,369	1,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,722)	(200)	(107,292)	(1,650)
Net Increase (Decrease)—ETF Shares	15	—	(2,923)	(50)
1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s capital share transactions are for the Signal class.
2 Includes purchase fees for fiscal 2014 and 2013 of $0 and $15,000, respectively (fund totals).

At February 28, 2014, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Long-Term Government Bond Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLGSX	VLGIX	VGLT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	3.38%	3.41%	3.38%

Financial Attributes

		Barclays
		Long Gov	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	64	92	8,737
Yield to Maturity
(before expenses)	3.5%	3.5%	2.2%
Average Coupon	4.2%	4.1%	3.3%
Average Duration	16.1 years	16.1 years	5.5 years
Average Effective
Maturity	24.3 years	24.4 years	7.6 years
Short-Term
Reserves	1.3%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	Long Gov	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.64
Beta	1.02	3.54
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.3%
10 - 20 Years	23.1
20 - 30 Years	76.2
Over 30 Years	0.4

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares.

Long-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2014
		Barclays
		Long Gov
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	16.21%	16.12%
2011	4.63	5.11
2012	19.06	18.68
2013	-13.13	-12.46
2014	4.02	3.56
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Admiral Shares	3/1/2010	-12.74%	3.34%	2.46%	5.80%
Institutional Shares	7/30/2010	-12.73	3.26	0.33	3.59
ETF Shares	11/19/2009
Market Price		-12.40			5.10
Net Asset Value		-12.73			5.06

See Financial Highlights for dividend and capital gains information.

Long-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (91.8%)
United States Treasury Note/Bond	7.500%	11/15/24	910	1,321
United States Treasury Note/Bond	7.625%	2/15/25	840	1,234
United States Treasury Note/Bond	6.875%	8/15/25	1,058	1,485
United States Treasury Note/Bond	6.000%	2/15/26	1,786	2,358
United States Treasury Note/Bond	6.750%	8/15/26	890	1,252
United States Treasury Note/Bond	6.500%	11/15/26	1,149	1,589
United States Treasury Note/Bond	6.625%	2/15/27	683	955
United States Treasury Note/Bond	6.375%	8/15/27	783	1,078
United States Treasury Note/Bond	6.125%	11/15/27	2,300	3,106
United States Treasury Note/Bond	5.500%	8/15/28	2,013	2,583
United States Treasury Note/Bond	5.250%	11/15/28	1,639	2,055
United States Treasury Note/Bond	5.250%	2/15/29	1,610	2,019
United States Treasury Note/Bond	6.125%	8/15/29	1,054	1,441
United States Treasury Note/Bond	6.250%	5/15/30	1,642	2,284
United States Treasury Note/Bond	5.375%	2/15/31	2,905	3,722
United States Treasury Note/Bond	4.500%	2/15/36	3,375	3,955
United States Treasury Note/Bond	4.750%	2/15/37	830	1,007
United States Treasury Note/Bond	5.000%	5/15/37	1,091	1,368
United States Treasury Note/Bond	4.375%	2/15/38	1,424	1,638
United States Treasury Note/Bond	4.500%	5/15/38	1,386	1,623
United States Treasury Note/Bond	3.500%	2/15/39	2,634	2,633
United States Treasury Note/Bond	4.250%	5/15/39	2,116	2,388
United States Treasury Note/Bond	4.500%	8/15/39	3,155	3,701
United States Treasury Note/Bond	4.375%	11/15/39	3,832	4,410
United States Treasury Note/Bond	4.625%	2/15/40	5,327	6,368
United States Treasury Note/Bond	4.375%	5/15/40	4,423	5,092
United States Treasury Note/Bond	3.875%	8/15/40	4,303	4,569
United States Treasury Note/Bond	4.250%	11/15/40	4,602	5,195
United States Treasury Note/Bond	4.750%	2/15/41	4,223	5,149
United States Treasury Note/Bond	4.375%	5/15/41	3,204	3,688
United States Treasury Note/Bond	3.750%	8/15/41	4,120	4,272
United States Treasury Note/Bond	3.125%	11/15/41	5,705	5,258
United States Treasury Note/Bond	3.125%	2/15/42	5,090	4,684
United States Treasury Note/Bond	3.000%	5/15/42	3,165	2,836
United States Treasury Note/Bond	2.750%	8/15/42	7,235	6,139
United States Treasury Note/Bond	2.750%	11/15/42	7,100	6,011
United States Treasury Note/Bond	3.125%	2/15/43	9,675	8,853
United States Treasury Note/Bond	2.875%	5/15/43	8,930	7,744

Long-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.625%	8/15/43	10,760	10,834
	United States Treasury Note/Bond	3.750%	11/15/43	7,090	7,303
	United States Treasury Note/Bond	3.625%	2/15/44	2,600	2,616
					147,816
Agency Bonds and Notes (7.2%)
1	Federal Home Loan Banks	5.500%	7/15/36	510	621
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	213	291
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	835	1,144
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,164	1,538
2	Federal National Mortgage Assn.	6.250%	5/15/29	450	584
2	Federal National Mortgage Assn.	7.125%	1/15/30	580	822
2	Federal National Mortgage Assn.	7.250%	5/15/30	925	1,319
2	Federal National Mortgage Assn.	6.625%	11/15/30	1,000	1,357
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	343
	Private Export Funding Corp.	2.450%	7/15/24	205	187
	State of Israel	5.500%	4/26/24	490	586
1	Tennessee Valley Authority	6.750%	11/1/25	370	485
1	Tennessee Valley Authority	7.125%	5/1/30	150	205
1	Tennessee Valley Authority	4.650%	6/15/35	75	79
1	Tennessee Valley Authority	5.880%	4/1/36	510	620
1	Tennessee Valley Authority	6.150%	1/15/38	165	206
1	Tennessee Valley Authority	5.500%	6/15/38	150	173
1	Tennessee Valley Authority	5.250%	9/15/39	352	392
1	Tennessee Valley Authority	3.500%	12/15/42	150	127
1	Tennessee Valley Authority	4.875%	1/15/48	95	98
1	Tennessee Valley Authority	5.375%	4/1/56	215	237
1	Tennessee Valley Authority	4.625%	9/15/60	250	239
					11,653
Total U.S. Government and Agency Obligations (Cost $165,006)					159,469

				Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
3	Vanguard Market Liquidity Fund (Cost $2,032)	0.130%		2,031,919	2,032
Total Investments (100.3%) (Cost $167,038)					161,501
Other Assets and Liabilities (-0.3%)
Other Assets					2,862
Liabilities					(3,376)
					(514)
Net Assets (100%)					160,987

Long-Term Government Bond Index Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	174,310
Undistributed Net Investment Income	163
Accumulated Net Realized Losses	(7,949)
Unrealized Appreciation (Depreciation)	(5,537)
Net Assets	160,987

Admiral Shares—Net Assets
Applicable to 589,181 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,461
Net Asset Value Per Share—Admiral Shares	$22.85

Institutional Shares—Net Assets
Applicable to 2,622,221 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	76,024
Net Asset Value Per Share—Institutional Shares	$28.99

ETF Shares—Net Assets
Applicable to 1,050,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	71,502
Net Asset Value Per Share—ETF Shares	$68.10

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	2,292
Total Income	2,292
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative—Admiral Shares	4
Management and Administrative—Institutional Shares	18
Management and Administrative—ETF Shares	25
Marketing and Distribution—Admiral Shares	—
Marketing and Distribution—Institutional Shares	8
Marketing and Distribution—ETF Shares	10
Custodian Fees	4
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	72
Net Investment Income	2,220
Realized Net Gain (Loss) on Investment Securities Sold	(845)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	5,569
Net Increase (Decrease) in Net Assets Resulting from Operations	6,944
1 Interest income from an affiliated company of the fund was less than $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,220	6,610
Realized Net Gain (Loss)	(845)	(2,529)
Change in Unrealized Appreciation (Depreciation)	5,569	(30,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,944	(26,243)
Distributions
Net Investment Income
Admiral Shares[1]	(124)	(156)
Institutional Shares	(1,076)	(2,707)
ETF Shares	(867)	(3,753)
Realized Capital Gain[2]
Admiral Shares[1]	—	(10)
Institutional Shares	—	(198)
ETF Shares	—	(157)
Total Distributions	(2,067)	(6,981)
Capital Share Transactions
Admiral Shares[1]	7,211	1,704
Institutional Shares	36,970	(31,020)
ETF Shares	6,080	4,671
Net Increase (Decrease) from Capital Share Transactions	50,261	(24,645)
Total Increase (Decrease)	55,138	(57,869)
Net Assets
Beginning of Period	105,849	163,718
End of Period[3]	160,987	105,849

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s distributions and capital share transactions are for the
Signal class.
2 Includes fiscal 2013 short-term gain distributions totaling $54,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $163,000 and $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months				March 1,
	Ended				2010[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.32	$26.48	$22.91	$22.75	$19.66
Investment Operations
Net Investment Income	. 349	. 693.746		.780	. 364
Net Realized and Unrealized Gain (Loss)
on Investments	.537	(4.112)	3.567	.182	3.084
Total from Investment Operations	.886	(3.419)	4.313	.962	3.448
Distributions
Dividends from Net Investment Income	(. 356)	(. 693)	(.743)	(.781)	(. 358)
Distributions from Realized Capital Gains	—	(.048)	—	(.021)	—
Total Distributions	(. 356)	(.741)	(.743)	(. 802)	(. 358)
Net Asset Value, End of Period	$22.85	$22.32	$26.48	$22.91	$22.75

Total Return[2]	4.01%	-13.13%	19.05%	4.66%	17.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13	$6	$5	$1	$1
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	3.24%	2.80%	2.99%	3.68%	3.75%[3]
Portfolio Turnover Rate [4]	30%	54%	46%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months				July 30,
	Ended				2010[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$28.32	$33.60	$29.06	$28.87	$27.07
Investment Operations
Net Investment Income	.447	.890	.956	1.003	.070
Net Realized and Unrealized Gain (Loss)
on Investments	.677	(5.219)	4.537	.218	1.799
Total from Investment Operations	1.124	(4.329)	5.493	1.221	1.869
Distributions
Dividends from Net Investment Income	(. 454)	(. 890)	(. 953)	(1.004)	(. 069)
Distributions from Realized Capital Gains	—	(.061)	—	(.027)	—
Total Distributions	(. 454)	(. 951)	(. 953)	(1.031)	(. 069)
Net Asset Value, End of Period	$28.99	$28.32	$33.60	$29.06	$28.87

Total Return[2]	4.01%	-13.10%	19.13%	4.67%	6.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76	$37	$84	$61	$9
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to
Average Net Assets	3.27%	2.83%	3.02%	3.73%	3.81%[3]
Portfolio Turnover Rate [4]	30%	54%	46%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				Nov. 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$66.33	$78.69	$68.07	$67.61	$59.84
Investment Operations
Net Investment Income	1.029	2.055	2.213	2.321	1.691
Net Realized and Unrealized Gain (Loss)
on Investments	1.610	(12.216)	10.611	.526	7.768
Total from Investment Operations	2.639	(10.161)	12.824	2.847	9.459
Distributions
Dividends from Net Investment Income	(.869)	(2.056)	(2.204)	(2.324)	(1.689)
Distributions from Realized Capital Gains	—	(.143)	—	(.063)	—
Total Distributions	(.869)	(2.199)	(2.204)	(2.387)	(1.689)
Net Asset Value, End of Period	$68.10	$66.33	$78.69	$68.07	$67.61

Total Return	4.02%	-13.13%	19.06%	4.63%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72	$63	$75	$34	$78
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	3.24%	2.80%	2.99%	3.68%	3.75%[2]
Portfolio Turnover Rate [3]	30%	54%	46%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Effective in October 2013, Signal Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $18,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Long-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	159,469	—
Temporary Cash Investments	2,032	—	—
Total	2,032	159,469	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $374,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $6,699,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $167,038,000. Net unrealized depreciation of investment securities for tax purposes was $5,537,000, consisting of unrealized gains of $873,000 on securities that had risen in value since their purchase and $6,410,000 in unrealized losses on securities that had fallen in value since their purchase.

Long-Term Government Bond Index Fund

E. During the six months ended February 28, 2014, the fund purchased $103,298,000 of investment securities and sold $53,072,000 of investment securities, other than temporary cash investments. Purchases and sales include $38,631,000 and $32,580,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	12,178	542	3,088	128
Issued in Lieu of Cash Distributions	112	5	166	7
Redeemed	(5,079)	(227)	(1,550)	(64)
Net Increase (Decrease)—Admiral Shares	7,211	320	1,704	71
Institutional Shares
Issued [2]	41,578	1,485	31,632	971
Issued in Lieu of Cash Distributions	1,076	38	2,905	93
Redeemed	(5,684)	(202)	(65,557)	(2,255)
Net Increase (Decrease) —Institutional Shares	36,970	1,321	(31,020)	(1,191)
ETF Shares
Issued[2]	39,259	600	231,737	3,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(33,179)	(500)	(227,066)	(3,150)
Net Increase (Decrease)—ETF Shares	6,080	100	4,671	—
1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s capital share transactions are for the Signal class.
2 Includes purchase fees for fiscal 2014 and 2013 of $0 and $24,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSCSX	VSTBX	VCSH
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	1.30%	1.33%	1.30%

Financial Attributes

		Barclays
		1–5 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,688	1,858	8,737
Yield to Maturity
(before expenses)	1.5%	1.5%	2.2%
Average Coupon	3.8%	3.9%	3.3%
Average Duration	2.8 years	2.9 years	5.5 years
Average Effective
Maturity	3.1 years	3.1 years	7.6 years
Short-Term
Reserves	0.9%	—	—

Sector Diversification (% of portfolio)
Finance	43.5%
Industrial	48.7
Treasury/Agency	0.2
Utilities	7.3
Other	0.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.98	0.30
Beta	1.04	0.42
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.7%
1 - 3 Years	46.3
3 - 5 Years	52.7
5 - 10 Years	0.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.2%
Aaa	1.0
Aa	12.8
A	50.4
Baa	35.6
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares.

Short-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2014
		Barclays
		1–5 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	5.34%	5.61%
2011	2.94	3.45
2012	4.68	4.81
2013	1.03	1.29
2014	2.51	2.56
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Admiral Shares	11/18/2010	1.37%	2.20%	0.83%	3.03%
Institutional Shares	11/19/2009	1.38	2.25	1.54	3.79
ETF Shares	11/19/2009
Market Price		1.36			3.84
Net Asset Value		1.37			3.75

See Financial Highlights for dividend and capital gains information.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
United States Treasury Note/Bond	0.375%	1/31/16	50	50
United States Treasury Note/Bond	0.625%	2/15/17	1,400	1,398
United States Treasury Note/Bond	1.500%	12/31/18	36	36
Total U.S. Government and Agency Obligations (Cost $1,483)				1,484
Corporate Bonds (98.9%)
Finance (43.1%)
Banking (32.4%)
Abbey National Treasury Services plc	4.000%	4/27/16	8,225	8,747
Abbey National Treasury Services plc	3.050%	8/23/18	6,095	6,330
American Express Bank FSB	6.000%	9/13/17	5,880	6,769
American Express Centurion Bank	0.875%	11/13/15	4,100	4,114
American Express Centurion Bank	5.950%	6/12/17	300	342
American Express Centurion Bank	6.000%	9/13/17	4,299	4,967
American Express Co.	5.500%	9/12/16	3,850	4,268
American Express Co.	6.150%	8/28/17	8,433	9,793
American Express Co.	7.000%	3/19/18	12,455	14,978
American Express Co.	1.550%	5/22/18	6,250	6,182
1 American Express Co.	6.800%	9/1/66	6,150	6,688
American Express Credit Corp.	1.750%	6/12/15	8,275	8,409
American Express Credit Corp.	2.750%	9/15/15	11,857	12,253
American Express Credit Corp.	1.300%	7/29/16	7,425	7,504
American Express Credit Corp.	2.800%	9/19/16	11,625	12,163
American Express Credit Corp.	2.375%	3/24/17	9,725	10,064
American Express Credit Corp.	2.125%	7/27/18	6,100	6,178
Associates Corp. of North America	6.950%	11/1/18	4,250	5,095
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	11,305	11,371
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	6,625	6,693
Bancolombia SA	4.250%	1/12/16	1,500	1,565
Bank of America Corp.	4.500%	4/1/15	16,050	16,698
Bank of America Corp.	4.750%	8/1/15	9,630	10,169
Bank of America Corp.	7.750%	8/15/15	1,000	1,094
Bank of America Corp.	3.700%	9/1/15	10,950	11,412
Bank of America Corp.	1.500%	10/9/15	10,775	10,889
Bank of America Corp.	5.250%	12/1/15	4,000	4,286
Bank of America Corp.	1.250%	1/11/16	6,325	6,369
Bank of America Corp.	3.625%	3/17/16	10,950	11,529
Bank of America Corp.	3.750%	7/12/16	15,200	16,129

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	6.500%	8/1/16	13,950	15,711
Bank of America Corp.	5.750%	8/15/16	4,200	4,625
Bank of America Corp.	7.800%	9/15/16	3,400	3,924
Bank of America Corp.	5.625%	10/14/16	6,775	7,516
Bank of America Corp.	1.350%	11/21/16	3,375	3,382
Bank of America Corp.	5.420%	3/15/17	5,375	5,933
Bank of America Corp.	3.875%	3/22/17	11,450	12,261
Bank of America Corp.	6.000%	9/1/17	10,205	11,656
Bank of America Corp.	5.750%	12/1/17	14,000	15,942
Bank of America Corp.	2.000%	1/11/18	19,775	19,855
Bank of America Corp.	5.650%	5/1/18	23,700	27,112
Bank of America Corp.	2.600%	1/15/19	17,250	17,447
Bank of America NA	1.125%	11/14/16	10,900	10,915
Bank of America NA	1.250%	2/14/17	5,350	5,355
Bank of America NA	5.300%	3/15/17	11,950	13,245
Bank of America NA	6.100%	6/15/17	3,450	3,924
Bank of Montreal	0.800%	11/6/15	7,315	7,360
Bank of Montreal	1.300%	7/15/16	5,825	5,890
Bank of Montreal	2.500%	1/11/17	9,824	10,246
Bank of Montreal	1.400%	9/11/17	5,035	5,032
Bank of Montreal	1.450%	4/9/18	6,074	6,009
Bank of Montreal	2.375%	1/25/19	5,400	5,484
Bank of New York Mellon Corp.	4.950%	3/15/15	1,528	1,601
Bank of New York Mellon Corp.	2.950%	6/18/15	7,207	7,437
Bank of New York Mellon Corp.	0.700%	10/23/15	5,700	5,719
Bank of New York Mellon Corp.	2.500%	1/15/16	1,875	1,943
Bank of New York Mellon Corp.	0.700%	3/4/16	1,008	1,011
Bank of New York Mellon Corp.	2.300%	7/28/16	11,690	12,097
Bank of New York Mellon Corp.	2.400%	1/17/17	3,425	3,561
Bank of New York Mellon Corp.	1.969%	6/20/17	1,550	1,589
Bank of New York Mellon Corp.	1.350%	3/6/18	7,050	6,985
Bank of New York Mellon Corp.	2.100%	8/1/18	1,500	1,511
Bank of New York Mellon Corp.	2.100%	1/15/19	1,500	1,506
Bank of New York Mellon Corp.	2.200%	3/4/19	1,675	1,686
Bank of Nova Scotia	2.050%	10/7/15	11,450	11,749
Bank of Nova Scotia	0.750%	10/9/15	9,550	9,607
Bank of Nova Scotia	0.950%	3/15/16	3,890	3,917
Bank of Nova Scotia	2.900%	3/29/16	6,700	6,997
Bank of Nova Scotia	1.375%	7/15/16	3,553	3,597
Bank of Nova Scotia	1.100%	12/13/16	7,505	7,542
Bank of Nova Scotia	2.550%	1/12/17	4,915	5,142
Bank of Nova Scotia	1.375%	12/18/17	7,500	7,463
Bank of Nova Scotia	1.450%	4/25/18	1,900	1,876
Bank of Nova Scotia	2.050%	10/30/18	7,475	7,501
Bank One Corp.	4.900%	4/30/15	2,200	2,304
Barclays Bank plc	3.900%	4/7/15	4,200	4,354
Barclays Bank plc	5.000%	9/22/16	10,675	11,746
Barclays Bank plc	2.500%	2/20/19	11,575	11,688
BB&T Corp.	5.200%	12/23/15	5,315	5,712
BB&T Corp.	3.200%	3/15/16	4,425	4,633
BB&T Corp.	3.950%	4/29/16	2,100	2,241
BB&T Corp.	2.150%	3/22/17	5,975	6,137
BB&T Corp.	4.900%	6/30/17	2,575	2,834
BB&T Corp.	1.600%	8/15/17	7,380	7,435
BB&T Corp.	1.450%	1/12/18	2,475	2,446
BB&T Corp.	2.050%	6/19/18	3,300	3,334

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BB&T Corp.	2.250%	2/1/19	2,800	2,817
BBVA US Senior SAU	4.664%	10/9/15	13,850	14,537
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,253
Bear Stearns Cos. LLC	5.550%	1/22/17	9,000	10,019
Bear Stearns Cos. LLC	6.400%	10/2/17	11,425	13,289
Bear Stearns Cos. LLC	7.250%	2/1/18	15,600	18,675
Bear Stearns Cos. LLC	4.650%	7/2/18	500	552
BNP Paribas SA	3.250%	3/11/15	13,148	13,534
BNP Paribas SA	3.600%	2/23/16	11,800	12,455
BNP Paribas SA	1.250%	12/12/16	3,125	3,133
BNP Paribas SA	2.375%	9/14/17	12,725	13,071
BNP Paribas SA	2.700%	8/20/18	10,900	11,186
BNP Paribas SA	2.400%	12/12/18	8,200	8,266
BPCE SA	1.625%	2/10/17	5,000	5,021
BPCE SA	2.500%	12/10/18	7,650	7,688
Branch Banking & Trust Co.	1.450%	10/3/16	3,700	3,749
Branch Banking & Trust Co.	1.050%	12/1/16	1,675	1,680
Branch Banking & Trust Co.	2.300%	10/15/18	4,700	4,764
Canadian Imperial Bank of Commerce	0.900%	10/1/15	10,685	10,760
Canadian Imperial Bank of Commerce	2.350%	12/11/15	7,820	8,071
Canadian Imperial Bank of Commerce	1.350%	7/18/16	2,800	2,834
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,400	1,394
Capital One Bank USA NA	1.150%	11/21/16	4,200	4,207
Capital One Bank USA NA	2.150%	11/21/18	2,700	2,702
Capital One Bank USA NA	2.250%	2/13/19	8,000	7,985
Capital One Financial Corp.	2.150%	3/23/15	5,675	5,772
Capital One Financial Corp.	5.500%	6/1/15	800	846
Capital One Financial Corp.	1.000%	11/6/15	4,500	4,513
Capital One Financial Corp.	3.150%	7/15/16	4,875	5,120
Capital One Financial Corp.	6.150%	9/1/16	8,700	9,743
Capital One Financial Corp.	6.750%	9/15/17	4,425	5,191
Capital One NA	1.500%	3/22/18	1,775	1,760
Citigroup Inc.	2.650%	3/2/15	8,725	8,900
Citigroup Inc.	4.875%	5/7/15	4,911	5,136
Citigroup Inc.	4.750%	5/19/15	9,781	10,251
Citigroup Inc.	4.700%	5/29/15	3,900	4,085
Citigroup Inc.	2.250%	8/7/15	7,500	7,658
Citigroup Inc.	4.587%	12/15/15	10,225	10,888
Citigroup Inc.	5.300%	1/7/16	4,892	5,279
Citigroup Inc.	1.250%	1/15/16	12,446	12,526
Citigroup Inc.	1.300%	4/1/16	7,455	7,493
Citigroup Inc.	3.953%	6/15/16	12,565	13,342
Citigroup Inc.	1.700%	7/25/16	11,275	11,428
Citigroup Inc.	1.300%	11/15/16	8,875	8,891
Citigroup Inc.	4.450%	1/10/17	13,500	14,673
Citigroup Inc.	5.500%	2/15/17	9,499	10,543
Citigroup Inc.	6.000%	8/15/17	8,951	10,221
Citigroup Inc.	6.125%	11/21/17	21,732	25,135
Citigroup Inc.	1.750%	5/1/18	9,815	9,714
Citigroup Inc.	6.125%	5/15/18	11,044	12,800
Citigroup Inc.	2.500%	9/26/18	6,950	7,028
Comerica Bank	5.750%	11/21/16	4,875	5,474
Comerica Bank	5.200%	8/22/17	1,675	1,870
Comerica Inc.	4.800%	5/1/15	1,500	1,568
Comerica Inc.	3.000%	9/16/15	3,375	3,500
Commonwealth Bank of Australia	1.950%	3/16/15	9,850	10,012

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commonwealth Bank of Australia	1.250%	9/18/15	4,425	4,471
Commonwealth Bank of Australia	1.900%	9/18/17	8,850	8,978
Commonwealth Bank of Australia	2.500%	9/20/18	8,103	8,274
Compass Bank	6.400%	10/1/17	1,730	1,919
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	7,625	7,835
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	12,900	13,755
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	1.700%	3/19/18	10,325	10,314
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.250%	1/14/19	9,000	9,050
Corpbanca SA	3.125%	1/15/18	1,700	1,669
Countrywide Financial Corp.	6.250%	5/15/16	5,245	5,785
Credit Suisse	3.500%	3/23/15	9,475	9,781
Credit Suisse	6.000%	2/15/18	12,075	13,978
Credit Suisse USA Inc.	5.125%	8/15/15	7,514	8,009
Credit Suisse USA Inc.	5.375%	3/2/16	4,725	5,138
Credit Suisse USA Inc.	5.850%	8/16/16	2,600	2,907
Deutsche Bank AG	3.450%	3/30/15	7,365	7,604
Deutsche Bank AG	3.250%	1/11/16	10,460	10,939
Deutsche Bank AG	1.400%	2/13/17	1,300	1,305
Deutsche Bank AG	6.000%	9/1/17	19,090	21,909
Deutsche Bank AG	2.500%	2/13/19	2,250	2,270
Deutsche Bank Financial LLC	5.375%	3/2/15	3,750	3,906
Discover Bank	2.000%	2/21/18	4,575	4,566
Discover Financial Services	6.450%	6/12/17	2,175	2,468
Fifth Third Bancorp	3.625%	1/25/16	8,436	8,883
Fifth Third Bancorp	5.450%	1/15/17	1,755	1,947
Fifth Third Bancorp	4.500%	6/1/18	1,875	2,041
Fifth Third Bank	0.900%	2/26/16	1,250	1,254
Fifth Third Bank	1.150%	11/18/16	7,375	7,404
Fifth Third Bank	1.450%	2/28/18	2,000	1,974
First Horizon National Corp.	5.375%	12/15/15	2,525	2,698
Goldman Sachs Group Inc.	3.300%	5/3/15	10,625	10,946
Goldman Sachs Group Inc.	3.700%	8/1/15	16,675	17,342
Goldman Sachs Group Inc.	1.600%	11/23/15	13,075	13,232
Goldman Sachs Group Inc.	5.350%	1/15/16	14,675	15,840
Goldman Sachs Group Inc.	3.625%	2/7/16	23,588	24,768
Goldman Sachs Group Inc.	5.750%	10/1/16	11,875	13,201
Goldman Sachs Group Inc.	5.625%	1/15/17	11,000	12,178
Goldman Sachs Group Inc.	6.250%	9/1/17	14,075	16,159
Goldman Sachs Group Inc.	5.950%	1/18/18	15,734	17,986
Goldman Sachs Group Inc.	2.375%	1/22/18	14,200	14,398
Goldman Sachs Group Inc.	6.150%	4/1/18	22,300	25,684
Goldman Sachs Group Inc.	2.900%	7/19/18	18,150	18,631
Goldman Sachs Group Inc.	2.625%	1/31/19	9,000	9,038
Goldman Sachs Group Inc.	7.500%	2/15/19	16,152	19,785
HSBC Bank USA NA	6.000%	8/9/17	4,050	4,599
HSBC USA Inc.	1.625%	1/16/18	11,300	11,260
HSBC USA Inc.	2.625%	9/24/18	1,925	1,975
Huntington Bancshares Inc.	2.600%	8/2/18	2,050	2,089
Huntington National Bank	1.350%	8/2/16	1,500	1,512
Huntington National Bank	1.300%	11/20/16	2,375	2,383
Huntington National Bank	2.200%	4/1/19	2,525	2,520
Intesa Sanpaolo SPA	3.125%	1/15/16	9,375	9,627

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Intesa Sanpaolo SPA	2.375%	1/13/17	3,775	3,785
Intesa Sanpaolo SPA	3.875%	1/16/18	13,300	13,800
Intesa Sanpaolo SPA	3.875%	1/15/19	7,650	7,815
JPMorgan Chase & Co.	4.750%	3/1/15	9,275	9,651
JPMorgan Chase & Co.	1.875%	3/20/15	7,225	7,325
JPMorgan Chase & Co.	5.250%	5/1/15	6,709	7,041
JPMorgan Chase & Co.	3.400%	6/24/15	6,800	7,044
JPMorgan Chase & Co.	5.150%	10/1/15	6,349	6,769
JPMorgan Chase & Co.	1.100%	10/15/15	14,150	14,233
JPMorgan Chase & Co.	2.600%	1/15/16	4,175	4,311
JPMorgan Chase & Co.	1.125%	2/26/16	7,550	7,589
JPMorgan Chase & Co.	3.450%	3/1/16	17,945	18,866
JPMorgan Chase & Co.	3.150%	7/5/16	24,950	26,148
JPMorgan Chase & Co.	1.350%	2/15/17	9,350	9,394
JPMorgan Chase & Co.	6.125%	6/27/17	3,650	4,145
JPMorgan Chase & Co.	2.000%	8/15/17	13,803	14,021
JPMorgan Chase & Co.	6.000%	1/15/18	24,051	27,821
JPMorgan Chase & Co.	1.800%	1/25/18	8,050	8,041
JPMorgan Chase & Co.	1.625%	5/15/18	15,525	15,335
JPMorgan Chase & Co.	2.350%	1/28/19	16,275	16,342
JPMorgan Chase Bank NA	6.000%	7/5/17	200	228
JPMorgan Chase Bank NA	6.000%	10/1/17	16,435	18,887
KeyBank NA	4.950%	9/15/15	1,000	1,062
KeyBank NA	5.450%	3/3/16	4,500	4,904
KeyBank NA	1.100%	11/25/16	1,000	1,004
KeyBank NA	1.650%	2/1/18	7,950	7,944
KeyCorp	3.750%	8/13/15	4,025	4,198
KeyCorp	2.300%	12/13/18	5,575	5,595
Lloyds Bank plc	4.875%	1/21/16	7,500	8,083
Lloyds Bank plc	4.200%	3/28/17	3,350	3,643
Lloyds Bank plc	2.300%	11/27/18	4,500	4,532
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,915	4,544
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,150	2,124
Manufacturers & Traders Trust Co.	2.300%	1/30/19	7,250	7,307
1 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,536
MBNA Corp.	5.000%	6/15/15	2,800	2,947
Merrill Lynch & Co. Inc.	5.300%	9/30/15	754	804
Merrill Lynch & Co. Inc.	6.050%	5/16/16	12,325	13,549
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,560	6,208
Merrill Lynch & Co. Inc.	6.400%	8/28/17	17,660	20,409
Merrill Lynch & Co. Inc.	6.875%	4/25/18	29,000	34,499
Merrill Lynch & Co. Inc.	6.875%	11/15/18	6,111	7,348
Morgan Stanley	6.000%	4/28/15	13,300	14,107
Morgan Stanley	4.000%	7/24/15	10,550	10,998
Morgan Stanley	5.375%	10/15/15	13,550	14,497
Morgan Stanley	3.450%	11/2/15	5,200	5,414
Morgan Stanley	1.750%	2/25/16	12,231	12,421
Morgan Stanley	3.800%	4/29/16	13,600	14,360
Morgan Stanley	5.750%	10/18/16	9,575	10,666
Morgan Stanley	5.450%	1/9/17	13,275	14,758
Morgan Stanley	4.750%	3/22/17	10,575	11,589
Morgan Stanley	5.550%	4/27/17	9,255	10,369
Morgan Stanley	6.250%	8/28/17	8,225	9,485
Morgan Stanley	5.950%	12/28/17	14,475	16,605
Morgan Stanley	6.625%	4/1/18	18,200	21,406
Morgan Stanley	2.125%	4/25/18	13,450	13,511

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	2.500%	1/24/19	5,600	5,633
Murray Street Investment Trust I	4.647%	3/9/17	11,125	12,125
National Australia Bank Ltd.	2.000%	3/9/15	6,450	6,560
National Australia Bank Ltd.	1.600%	8/7/15	7,825	7,936
National Australia Bank Ltd.	0.900%	1/20/16	4,025	4,040
National Australia Bank Ltd.	1.300%	7/25/16	5,700	5,760
National Australia Bank Ltd.	2.750%	3/9/17	5,550	5,824
National Australia Bank Ltd.	2.300%	7/25/18	5,675	5,773
National Bank of Canada	1.500%	6/26/15	1,875	1,901
National Bank of Canada	1.450%	11/7/17	6,650	6,575
PNC Bank NA	0.800%	1/28/16	5,050	5,072
PNC Bank NA	1.300%	10/3/16	1,200	1,211
PNC Bank NA	1.150%	11/1/16	8,250	8,297
PNC Bank NA	5.250%	1/15/17	3,000	3,325
PNC Bank NA	1.125%	1/27/17	2,500	2,503
PNC Bank NA	4.875%	9/21/17	2,225	2,469
PNC Bank NA	6.000%	12/7/17	3,340	3,857
PNC Bank NA	2.200%	1/28/19	4,550	4,584
PNC Funding Corp.	4.250%	9/21/15	8,005	8,429
PNC Funding Corp.	5.250%	11/15/15	5,900	6,318
PNC Funding Corp.	2.700%	9/19/16	9,650	10,077
PNC Funding Corp.	5.625%	2/1/17	1,950	2,170
Regions Financial Corp.	5.750%	6/15/15	3,000	3,171
Regions Financial Corp.	2.000%	5/15/18	4,775	4,703
Royal Bank of Canada	1.150%	3/13/15	3,050	3,076
Royal Bank of Canada	0.800%	10/30/15	8,164	8,212
Royal Bank of Canada	2.625%	12/15/15	8,275	8,589
Royal Bank of Canada	0.850%	3/8/16	9,100	9,136
Royal Bank of Canada	2.875%	4/19/16	6,575	6,870
Royal Bank of Canada	2.300%	7/20/16	5,925	6,141
Royal Bank of Canada	1.450%	9/9/16	2,000	2,031
Royal Bank of Canada	1.200%	1/23/17	9,900	9,948
Royal Bank of Canada	1.500%	1/16/18	8,300	8,297
Royal Bank of Canada	2.200%	7/27/18	10,900	11,083
Royal Bank of Scotland Group plc	2.550%	9/18/15	15,100	15,456
Royal Bank of Scotland plc	4.875%	3/16/15	3,795	3,951
Royal Bank of Scotland plc	3.950%	9/21/15	7,454	7,802
Royal Bank of Scotland plc	4.375%	3/16/16	7,900	8,443
Santander Bank NA	8.750%	5/30/18	2,425	2,928
Santander Holdings USA Inc.	3.000%	9/24/15	2,525	2,587
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,923
Santander Holdings USA Inc.	3.450%	8/27/18	3,800	3,941
Societe Generale SA	2.750%	10/12/17	9,250	9,546
Societe Generale SA	2.625%	10/1/18	2,900	2,942
State Street Bank & Trust Co.	5.250%	10/15/18	225	255
State Street Corp.	2.875%	3/7/16	8,025	8,380
State Street Corp.	4.956%	3/15/18	4,000	4,393
State Street Corp.	1.350%	5/15/18	5,950	5,868
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,950	3,990
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	2,575	2,580
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	4,050	4,085
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	600	603
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	6,775	6,813
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,369
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,225	2,274
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	3,175	3,219

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
SunTrust Bank	1.350%	2/15/17	4,775	4,789
SunTrust Bank	7.250%	3/15/18	2,250	2,666
SunTrust Banks Inc.	3.600%	4/15/16	8,975	9,442
SunTrust Banks Inc.	3.500%	1/20/17	2,250	2,380
SunTrust Banks Inc.	6.000%	9/11/17	1,600	1,827
SunTrust Banks Inc.	2.350%	11/1/18	3,425	3,454
Svenska Handelsbanken AB	3.125%	7/12/16	7,825	8,220
Svenska Handelsbanken AB	2.875%	4/4/17	5,475	5,720
Svenska Handelsbanken AB	1.625%	3/21/18	5,800	5,761
Svenska Handelsbanken AB	2.500%	1/25/19	8,175	8,280
Toronto-Dominion Bank	2.500%	7/14/16	11,210	11,667
Toronto-Dominion Bank	2.375%	10/19/16	12,685	13,205
Toronto-Dominion Bank	1.400%	4/30/18	9,400	9,306
Toronto-Dominion Bank	2.625%	9/10/18	7,725	7,995
UBS AG	7.000%	10/15/15	1,000	1,097
UBS AG	5.875%	7/15/16	9,450	10,501
UBS AG	7.375%	6/15/17	200	230
UBS AG	5.875%	12/20/17	14,700	16,927
UBS AG	5.750%	4/25/18	14,675	16,932
Union Bank NA	5.950%	5/11/16	3,050	3,374
Union Bank NA	1.500%	9/26/16	4,750	4,828
Union Bank NA	2.125%	6/16/17	4,225	4,327
Union Bank NA	2.625%	9/26/18	7,450	7,668
US Bancorp	3.150%	3/4/15	3,950	4,061
US Bancorp	2.450%	7/27/15	4,375	4,496
US Bancorp	3.442%	2/1/16	3,750	3,927
US Bancorp	2.200%	11/15/16	13,125	13,610
US Bancorp	1.650%	5/15/17	7,425	7,565
US Bancorp	1.950%	11/15/18	3,650	3,671
US Bank NA	4.800%	4/15/15	2,150	2,255
US Bank NA	1.100%	1/30/17	4,150	4,170
1 US Bank NA	3.778%	4/29/20	1,250	1,292
Vesey Street Investment Trust I	4.404%	9/1/16	1,375	1,478
Wachovia Bank NA	5.000%	8/15/15	500	530
Wachovia Bank NA	5.600%	3/15/16	2,323	2,538
Wachovia Bank NA	6.000%	11/15/17	9,400	10,893
Wachovia Corp.	5.625%	10/15/16	7,750	8,656
Wachovia Corp.	5.750%	6/15/17	13,725	15,670
Wachovia Corp.	5.750%	2/1/18	11,200	12,934
Wells Fargo & Co.	1.500%	7/1/15	11,143	11,298
Wells Fargo & Co.	3.676%	6/15/16	18,380	19,579
Wells Fargo & Co.	1.250%	7/20/16	10,650	10,767
Wells Fargo & Co.	5.125%	9/15/16	4,212	4,638
Wells Fargo & Co.	2.625%	12/15/16	9,900	10,367
Wells Fargo & Co.	2.100%	5/8/17	9,500	9,778
Wells Fargo & Co.	5.625%	12/11/17	17,526	20,158
Wells Fargo & Co.	1.500%	1/16/18	13,475	13,440
Wells Fargo & Co.	2.150%	1/15/19	5,000	5,042
Wells Fargo Bank NA	5.750%	5/16/16	4,150	4,582
Westpac Banking Corp.	3.000%	8/4/15	14,340	14,871
Westpac Banking Corp.	1.125%	9/25/15	4,750	4,796
Westpac Banking Corp.	3.000%	12/9/15	3,350	3,494
Westpac Banking Corp.	0.950%	1/12/16	5,475	5,502
Westpac Banking Corp.	1.050%	11/25/16	7,000	7,002
Westpac Banking Corp.	2.000%	8/14/17	7,264	7,408
Westpac Banking Corp.	1.600%	1/12/18	5,250	5,236

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westpac Banking Corp.	2.250%	7/30/18	7,100	7,207
Westpac Banking Corp.	2.250%	1/17/19	8,525	8,548
Zions Bancorporation	4.500%	3/27/17	3,350	3,581

Brokerage (0.7%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,900	5,297
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,329
BlackRock Inc.	1.375%	6/1/15	3,355	3,396
BlackRock Inc.	6.250%	9/15/17	5,150	6,007
Charles Schwab Corp.	0.850%	12/4/15	1,200	1,204
Charles Schwab Corp.	2.200%	7/25/18	2,175	2,199
Eaton Vance Corp.	6.500%	10/2/17	409	477
Franklin Resources Inc.	3.125%	5/20/15	150	155
Franklin Resources Inc.	1.375%	9/15/17	3,050	3,020
Jefferies Group LLC	3.875%	11/9/15	1,900	1,983
Jefferies Group LLC	5.500%	3/15/16	2,000	2,159
Jefferies Group LLC	5.125%	4/13/18	5,492	6,031
Lazard Group LLC	6.850%	6/15/17	2,600	2,982
Leucadia National Corp.	8.125%	9/15/15	1,969	2,168
Nomura Holdings Inc.	5.000%	3/4/15	5,050	5,262
Nomura Holdings Inc.	4.125%	1/19/16	9,043	9,524
Nomura Holdings Inc.	2.000%	9/13/16	7,275	7,372
Raymond James Financial Inc.	4.250%	4/15/16	300	319
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,994	2,049

Finance Companies (3.3%)
Air Lease Corp.	4.500%	1/15/16	1,000	1,054
Air Lease Corp.	5.625%	4/1/17	11,025	12,155
Air Lease Corp.	3.375%	1/15/19	2,625	2,658
Ares Capital Corp.	4.875%	11/30/18	4,050	4,224
GATX Corp.	4.750%	5/15/15	170	178
GATX Corp.	3.500%	7/15/16	2,000	2,108
GATX Corp.	1.250%	3/4/17	3,500	3,500
1 GE Capital Trust I	6.375%	11/15/67	5,975	6,602
General Electric Capital Corp.	4.875%	3/4/15	9,915	10,365
General Electric Capital Corp.	3.500%	6/29/15	8,775	9,126
General Electric Capital Corp.	1.625%	7/2/15	14,300	14,527
General Electric Capital Corp.	4.375%	9/21/15	2,150	2,271
General Electric Capital Corp.	2.250%	11/9/15	14,525	14,956
General Electric Capital Corp.	1.000%	12/11/15	8,661	8,738
General Electric Capital Corp.	1.000%	1/8/16	10,950	11,054
General Electric Capital Corp.	5.000%	1/8/16	9,090	9,823
General Electric Capital Corp.	2.950%	5/9/16	8,475	8,866
General Electric Capital Corp.	1.500%	7/12/16	5,275	5,363
General Electric Capital Corp.	3.350%	10/17/16	7,250	7,728
General Electric Capital Corp.	5.375%	10/20/16	1,300	1,446
General Electric Capital Corp.	2.900%	1/9/17	9,300	9,787
General Electric Capital Corp.	5.400%	2/15/17	6,130	6,890
General Electric Capital Corp.	2.300%	4/27/17	12,215	12,652
General Electric Capital Corp.	5.625%	9/15/17	17,040	19,523
General Electric Capital Corp.	1.600%	11/20/17	9,000	9,098
General Electric Capital Corp.	1.625%	4/2/18	3,800	3,802
General Electric Capital Corp.	5.625%	5/1/18	21,025	24,249
General Electric Capital Corp.	2.300%	1/14/19	8,600	8,743
1 General Electric Capital Corp.	6.375%	11/15/67	8,175	9,033
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	8,300	8,559

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Finance Corp.	5.250%	4/15/15	2,238	2,351
HSBC Finance Corp.	5.000%	6/30/15	8,895	9,376
HSBC Finance Corp.	5.500%	1/19/16	10,762	11,679
2 International Lease Finance Corp.	6.750%	9/1/16	4,770	5,366
2 International Lease Finance Corp.	7.125%	9/1/18	7,750	9,048

Insurance (4.5%)
ACE INA Holdings Inc.	5.600%	5/15/15	6,270	6,661
ACE INA Holdings Inc.	2.600%	11/23/15	5,290	5,461
ACE INA Holdings Inc.	5.700%	2/15/17	400	451
ACE INA Holdings Inc.	5.800%	3/15/18	2,500	2,875
Aegon NV	4.625%	12/1/15	3,275	3,494
Aetna Inc.	6.000%	6/15/16	3,965	4,441
Aetna Inc.	1.750%	5/15/17	600	607
Aetna Inc.	1.500%	11/15/17	1,425	1,421
Aetna Inc.	6.500%	9/15/18	2,225	2,644
Aflac Inc.	3.450%	8/15/15	500	522
Aflac Inc.	2.650%	2/15/17	6,750	7,071
Allied World Assurance Co. Ltd.	7.500%	8/1/16	2,777	3,187
1 Allstate Corp.	6.125%	5/15/67	2,409	2,523
American International Group Inc.	3.000%	3/20/15	4,150	4,256
American International Group Inc.	2.375%	8/24/15	700	715
American International Group Inc.	5.050%	10/1/15	5,442	5,810
American International Group Inc.	4.875%	9/15/16	7,800	8,548
American International Group Inc.	5.600%	10/18/16	3,725	4,142
American International Group Inc.	3.800%	3/22/17	9,025	9,689
American International Group Inc.	5.450%	5/18/17	6,975	7,841
American International Group Inc.	5.850%	1/16/18	11,625	13,360
American International Group Inc.	8.250%	8/15/18	13,022	16,346
Aon Corp.	3.500%	9/30/15	4,175	4,353
Aon Corp.	3.125%	5/27/16	1,850	1,932
Assurant Inc.	2.500%	3/15/18	1,200	1,198
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,550	2,646
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	2,850	2,870
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	9,575	9,750
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	2,600	2,572
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	9,500	10,967
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	5,425	5,492
Berkshire Hathaway Inc.	0.800%	2/11/16	1,175	1,184
Berkshire Hathaway Inc.	2.200%	8/15/16	1,700	1,762
Berkshire Hathaway Inc.	1.900%	1/31/17	8,500	8,748
Berkshire Hathaway Inc.	1.550%	2/9/18	4,375	4,385
Chubb Corp.	5.750%	5/15/18	925	1,073
1 Chubb Corp.	6.375%	3/29/67	6,200	6,859
Cigna Corp.	2.750%	11/15/16	6,850	7,145
CNA Financial Corp.	6.500%	8/15/16	2,800	3,156
Coventry Health Care Inc.	5.950%	3/15/17	4,050	4,595
Genworth Holdings Inc.	8.625%	12/15/16	2,925	3,452
Genworth Holdings Inc.	6.515%	5/22/18	3,350	3,904
Hartford Financial Services Group Inc.	4.000%	3/30/15	3,620	3,747
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,025	2,253
Hartford Financial Services Group Inc.	4.000%	10/15/17	500	540
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,153	3,690
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,200	2,571
Humana Inc.	6.450%	6/1/16	1,275	1,423
Humana Inc.	7.200%	6/15/18	3,850	4,626

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Humana Inc.	6.300%	8/1/18	785	918
ING US Inc.	2.900%	2/15/18	6,000	6,205
Kemper Corp.	6.000%	11/30/15	200	213
Kemper Corp.	6.000%	5/15/17	3,425	3,786
Lincoln National Corp.	4.300%	6/15/15	400	418
1 Lincoln National Corp.	7.000%	5/17/66	4,375	4,452
1 Lincoln National Corp.	6.050%	4/20/67	5,500	5,445
Loews Corp.	5.250%	3/15/16	1,525	1,656
Manulife Financial Corp.	3.400%	9/17/15	6,125	6,365
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,488
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	1,150	1,173
MetLife Inc.	5.000%	6/15/15	3,775	3,989
MetLife Inc.	6.750%	6/1/16	5,697	6,435
MetLife Inc.	1.756%	12/15/17	6,075	6,141
MetLife Inc.	6.817%	8/15/18	5,750	6,938
MetLife Inc.	7.717%	2/15/19	5,870	7,367
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	101
Principal Financial Group Inc.	1.850%	11/15/17	1,625	1,638
1 Progressive Corp.	6.700%	6/15/67	4,117	4,518
Prudential Financial Inc.	4.750%	9/17/15	6,418	6,814
Prudential Financial Inc.	5.500%	3/15/16	1,725	1,883
Prudential Financial Inc.	3.000%	5/12/16	4,200	4,397
Prudential Financial Inc.	6.000%	12/1/17	5,425	6,284
Prudential Financial Inc.	2.300%	8/15/18	1,875	1,896
1 Prudential Financial Inc.	8.875%	6/15/68	4,605	5,612
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,663
1 Reinsurance Group of America Inc.	6.750%	12/15/65	2,900	2,911
1 StanCorp Financial Group Inc.	6.900%	6/1/67	1,420	1,427
Torchmark Corp.	6.375%	6/15/16	1,500	1,651
Transatlantic Holdings Inc.	5.750%	12/14/15	2,825	3,060
Travelers Cos. Inc.	5.500%	12/1/15	1,540	1,674
Travelers Cos. Inc.	6.250%	6/20/16	1,990	2,232
Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,542
Travelers Cos. Inc.	5.800%	5/15/18	3,450	3,984
UnitedHealth Group Inc.	4.875%	3/15/15	1,756	1,835
UnitedHealth Group Inc.	0.850%	10/15/15	4,700	4,730
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,829
UnitedHealth Group Inc.	1.875%	11/15/16	3,750	3,850
UnitedHealth Group Inc.	1.400%	10/15/17	5,100	5,104
UnitedHealth Group Inc.	6.000%	2/15/18	7,634	8,878
Unum Group	7.125%	9/30/16	1,445	1,653
WellPoint Inc.	1.250%	9/10/15	4,100	4,139
WellPoint Inc.	5.250%	1/15/16	5,950	6,424
WellPoint Inc.	2.375%	2/15/17	3,000	3,085
WellPoint Inc.	5.875%	6/15/17	4,700	5,336
WellPoint Inc.	1.875%	1/15/18	3,125	3,129
WellPoint Inc.	2.300%	7/15/18	1,000	1,010
Willis Group Holdings plc	4.125%	3/15/16	3,550	3,732
Willis North America Inc.	6.200%	3/28/17	245	269
XLIT Ltd.	2.300%	12/15/18	850	851

Other Finance (0.2%)
IntercontinentalExchange Group Inc.	2.500%	10/15/18	3,525	3,608
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	551
NYSE Euronext	2.000%	10/5/17	3,350	3,423
ORIX Corp.	4.710%	4/27/15	4,650	4,847

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ORIX Corp.	5.000%	1/12/16	1,775	1,892
ORIX Corp.	3.750%	3/9/17	1,950	2,066
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,766

Real Estate Investment Trusts (2.0%)
2 ARC Properties Operating Partnership LP/
Clark Acquisition LLC	2.000%	2/6/17	7,200	7,210
2 ARC Properties Operating Partnership LP/
Clark Acquisition LLC	3.000%	2/6/19	4,500	4,504
Arden Realty LP	5.250%	3/1/15	3,925	4,065
AvalonBay Communities Inc.	5.750%	9/15/16	500	558
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,503
BioMed Realty LP	3.850%	4/15/16	1,960	2,061
Boston Properties LP	5.625%	4/15/15	2,800	2,954
Boston Properties LP	3.700%	11/15/18	4,415	4,723
Brandywine Operating Partnership LP	5.700%	5/1/17	5,900	6,502
Brandywine Operating Partnership LP	4.950%	4/15/18	1,375	1,489
BRE Properties Inc.	5.500%	3/15/17	1,625	1,790
CommonWealth REIT	6.250%	6/15/17	1,000	1,079
CommonWealth REIT	6.650%	1/15/18	1,000	1,099
DDR Corp.	7.500%	4/1/17	4,200	4,887
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,598
Duke Realty LP	5.950%	2/15/17	4,450	5,010
ERP Operating LP	6.584%	4/13/15	1,000	1,063
ERP Operating LP	5.125%	3/15/16	5,425	5,887
ERP Operating LP	5.375%	8/1/16	500	551
ERP Operating LP	5.750%	6/15/17	3,725	4,228
HCP Inc.	3.750%	2/1/16	5,325	5,611
HCP Inc.	6.000%	1/30/17	3,100	3,512
HCP Inc.	6.700%	1/30/18	4,345	5,115
HCP Inc.	3.750%	2/1/19	1,700	1,806
Health Care REIT Inc.	3.625%	3/15/16	3,675	3,873
Health Care REIT Inc.	6.200%	6/1/16	1,575	1,753
Health Care REIT Inc.	4.700%	9/15/17	4,800	5,281
Health Care REIT Inc.	2.250%	3/15/18	2,100	2,119
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,857	2,084
Highwoods Realty LP	5.850%	3/15/17	1,300	1,439
Hospitality Properties Trust	5.625%	3/15/17	975	1,064
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,423
Kilroy Realty LP	5.000%	11/3/15	1,125	1,196
Kilroy Realty LP	4.800%	7/15/18	1,825	1,976
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,205
Kimco Realty Corp.	5.700%	5/1/17	1,100	1,230
Kimco Realty Corp.	4.300%	2/1/18	3,075	3,339
Liberty Property LP	5.125%	3/2/15	2,350	2,448
Liberty Property LP	5.500%	12/15/16	113	124
Liberty Property LP	6.625%	10/1/17	450	521
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,013
ProLogis LP	4.500%	8/15/17	2,125	2,309
ProLogis LP	6.625%	5/15/18	2,826	3,326
ProLogis LP	2.750%	2/15/19	700	708
Realty Income Corp.	5.950%	9/15/16	1,900	2,104
Realty Income Corp.	2.000%	1/31/18	2,375	2,364
Regency Centers LP	5.250%	8/1/15	1,750	1,851
Regency Centers LP	5.875%	6/15/17	300	337
Senior Housing Properties Trust	4.300%	1/15/16	845	879

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	5.100%	6/15/15	3,075	3,255
Simon Property Group LP	5.750%	12/1/15	2,100	2,263
Simon Property Group LP	6.100%	5/1/16	550	604
Simon Property Group LP	5.250%	12/1/16	3,250	3,602
Simon Property Group LP	2.800%	1/30/17	2,975	3,113
Simon Property Group LP	5.875%	3/1/17	86	97
Simon Property Group LP	2.150%	9/15/17	2,625	2,699
Simon Property Group LP	6.125%	5/30/18	5,775	6,763
Simon Property Group LP	2.200%	2/1/19	4,700	4,720
Tanger Properties LP	6.150%	11/15/15	2,000	2,180
UDR Inc.	4.250%	6/1/18	750	810
Ventas Realty LP	1.550%	9/26/16	2,630	2,662
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	4,575	4,758
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	4,025	4,045
Vornado Realty LP	4.250%	4/1/15	2,520	2,590
				3,782,660
Industrial (48.5%)
Basic Industry (3.2%)
Agrium Inc.	6.750%	1/15/19	2,750	3,290
Air Products & Chemicals Inc.	2.000%	8/2/16	2,175	2,230
Air Products & Chemicals Inc.	1.200%	10/15/17	1,625	1,617
Airgas Inc.	3.250%	10/1/15	950	985
Airgas Inc.	2.950%	6/15/16	500	520
Airgas Inc.	1.650%	2/15/18	1,850	1,828
Alcoa Inc.	5.550%	2/1/17	3,550	3,879
Alcoa Inc.	6.500%	6/15/18	865	975
Alcoa Inc.	6.750%	7/15/18	3,525	4,032
Alcoa Inc.	5.720%	2/23/19	3,700	4,038
Barrick North America Finance LLC	6.800%	9/15/18	3,671	4,283
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,025	5,142
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	9,979	10,147
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	300	338
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	5,200	5,259
Cabot Corp.	2.550%	1/15/18	1,050	1,065
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,300	3,468
CF Industries Inc.	6.875%	5/1/18	6,925	8,076
Cliffs Natural Resources Inc.	3.950%	1/15/18	3,350	3,408
Domtar Corp.	10.750%	6/1/17	1,175	1,479
Dow Chemical Co.	2.500%	2/15/16	5,260	5,428
Dow Chemical Co.	5.700%	5/15/18	4,855	5,578
Eastman Chemical Co.	3.000%	12/15/15	250	259
Eastman Chemical Co.	2.400%	6/1/17	10,050	10,326
Ecolab Inc.	1.000%	8/9/15	5,300	5,328
Ecolab Inc.	3.000%	12/8/16	6,050	6,371
Ecolab Inc.	1.450%	12/8/17	2,800	2,782
EI du Pont de Nemours & Co.	4.750%	3/15/15	375	391
EI du Pont de Nemours & Co.	1.950%	1/15/16	3,175	3,255
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,426
EI du Pont de Nemours & Co.	5.250%	12/15/16	2,465	2,761
EI du Pont de Nemours & Co.	6.000%	7/15/18	5,850	6,879
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	4,500	4,575
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	9,295	9,393
Georgia-Pacific LLC	7.700%	6/15/15	750	816
Glencore Canada Corp.	6.000%	10/15/15	1,925	2,070
Glencore Canada Corp.	5.500%	6/15/17	900	1,004
Goldcorp Inc.	2.125%	3/15/18	4,050	4,029

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Paper Co.	5.300%	4/1/15	1,200	1,259
International Paper Co.	7.950%	6/15/18	11,003	13,562
Lubrizol Corp.	8.875%	2/1/19	2,775	3,630
Monsanto Co.	2.750%	4/15/16	3,437	3,592
Monsanto Co.	5.125%	4/15/18	1,400	1,590
Nucor Corp.	5.750%	12/1/17	3,350	3,847
Nucor Corp.	5.850%	6/1/18	3,975	4,578
Plum Creek Timberlands LP	5.875%	11/15/15	1,925	2,079
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	3,940	4,179
PPG Industries Inc.	6.650%	3/15/18	3,000	3,538
Praxair Inc.	4.625%	3/30/15	4,800	5,019
Praxair Inc.	3.250%	9/15/15	575	600
Praxair Inc.	0.750%	2/21/16	3,600	3,611
Praxair Inc.	5.200%	3/15/17	2,125	2,376
Praxair Inc.	1.050%	11/7/17	1,675	1,655
Praxair Inc.	1.250%	11/7/18	4,300	4,185
Rio Tinto Alcan Inc.	5.000%	6/1/15	3,025	3,179
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	4,825	4,917
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	350	363
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,400	3,496
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,285	11,026
Rio Tinto Finance USA plc	1.125%	3/20/15	4,180	4,207
Rio Tinto Finance USA plc	1.375%	6/17/16	3,600	3,634
Rio Tinto Finance USA plc	2.000%	3/22/17	4,525	4,629
Rio Tinto Finance USA plc	1.625%	8/21/17	8,500	8,545
Rio Tinto Finance USA plc	2.250%	12/14/18	3,600	3,634
Rohm & Haas Co.	6.000%	9/15/17	1,156	1,321
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,157
Teck Resources Ltd.	3.150%	1/15/17	4,425	4,642
Teck Resources Ltd.	3.850%	8/15/17	1,900	2,025
Teck Resources Ltd.	2.500%	2/1/18	2,991	3,040
Vale Canada Ltd.	5.700%	10/15/15	1,555	1,672
Vale Overseas Ltd.	6.250%	1/11/16	8,800	9,583
Vale Overseas Ltd.	6.250%	1/23/17	5,650	6,345

Capital Goods (4.6%)
3M Co.	1.375%	9/29/16	3,525	3,594
3M Co.	1.000%	6/26/17	4,900	4,897
ABB Finance USA Inc.	1.625%	5/8/17	400	403
Boeing Capital Corp.	2.125%	8/15/16	3,090	3,193
Boeing Capital Corp.	2.900%	8/15/18	850	893
Boeing Co.	3.750%	11/20/16	1,731	1,870
Boeing Co.	0.950%	5/15/18	6,310	6,149
Caterpillar Financial Services Corp.	1.050%	3/26/15	3,700	3,730
Caterpillar Financial Services Corp.	1.100%	5/29/15	8,000	8,078
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	631
Caterpillar Financial Services Corp.	2.650%	4/1/16	3,200	3,329
Caterpillar Financial Services Corp.	2.050%	8/1/16	7,975	8,216
Caterpillar Financial Services Corp.	1.350%	9/6/16	2,500	2,537
Caterpillar Financial Services Corp.	1.000%	11/25/16	3,000	3,010
Caterpillar Financial Services Corp.	1.000%	3/3/17	5,000	4,996
Caterpillar Financial Services Corp.	1.625%	6/1/17	5,949	6,026
Caterpillar Financial Services Corp.	1.250%	11/6/17	5,525	5,504
Caterpillar Financial Services Corp.	1.300%	3/1/18	750	741
Caterpillar Financial Services Corp.	5.450%	4/15/18	1,000	1,144
Caterpillar Financial Services Corp.	2.450%	9/6/18	2,200	2,260

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	7.050%	10/1/18	4,000	4,890
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,872	4,782
Caterpillar Inc.	0.950%	6/26/15	5,175	5,216
Caterpillar Inc.	5.700%	8/15/16	2,900	3,230
Caterpillar Inc.	1.500%	6/26/17	3,288	3,321
Caterpillar Inc.	7.900%	12/15/18	4,725	5,991
Cooper US Inc.	5.450%	4/1/15	2,300	2,421
Cooper US Inc.	2.375%	1/15/16	550	568
Cooper US Inc.	6.100%	7/1/17	1,800	2,065
Crane Co.	2.750%	12/15/18	1,400	1,421
CRH America Inc.	4.125%	1/15/16	1,250	1,323
CRH America Inc.	6.000%	9/30/16	9,825	10,948
Danaher Corp.	2.300%	6/23/16	3,100	3,219
Danaher Corp.	5.625%	1/15/18	3,125	3,599
Dover Corp.	4.875%	10/15/15	175	187
Dover Corp.	5.450%	3/15/18	900	1,027
Eaton Corp.	0.950%	11/2/15	3,400	3,417
Eaton Corp.	5.300%	3/15/17	2,300	2,565
Eaton Corp.	1.500%	11/2/17	6,100	6,109
Eaton Corp.	5.600%	5/15/18	2,925	3,328
Emerson Electric Co.	5.125%	12/1/16	375	417
Emerson Electric Co.	5.375%	10/15/17	5,000	5,734
Emerson Electric Co.	5.250%	10/15/18	2,450	2,809
Exelis Inc.	4.250%	10/1/16	1,100	1,166
General Dynamics Corp.	1.000%	11/15/17	7,450	7,359
General Electric Co.	0.850%	10/9/15	15,475	15,573
General Electric Co.	5.250%	12/6/17	23,125	26,379
Honeywell International Inc.	5.400%	3/15/16	3,200	3,513
Honeywell International Inc.	5.300%	3/15/17	2,400	2,706
Honeywell International Inc.	5.300%	3/1/18	4,850	5,567
Honeywell International Inc.	5.000%	2/15/19	3,675	4,186
Illinois Tool Works Inc.	1.950%	3/1/19	5,800	5,789
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	4,874	5,804
2 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	2,725	2,748
John Deere Capital Corp.	2.950%	3/9/15	1,850	1,899
John Deere Capital Corp.	0.875%	4/17/15	2,075	2,088
John Deere Capital Corp.	0.950%	6/29/15	5,175	5,213
John Deere Capital Corp.	0.700%	9/4/15	3,200	3,215
John Deere Capital Corp.	0.750%	1/22/16	650	653
John Deere Capital Corp.	2.250%	6/7/16	3,965	4,104
John Deere Capital Corp.	1.850%	9/15/16	3,300	3,388
John Deere Capital Corp.	1.050%	10/11/16	2,400	2,412
John Deere Capital Corp.	1.050%	12/15/16	1,500	1,507
John Deere Capital Corp.	2.000%	1/13/17	4,510	4,643
John Deere Capital Corp.	1.400%	3/15/17	2,000	2,023
John Deere Capital Corp.	5.500%	4/13/17	1,675	1,879
John Deere Capital Corp.	2.800%	9/18/17	3,625	3,814
John Deere Capital Corp.	1.200%	10/10/17	5,600	5,606
John Deere Capital Corp.	1.300%	3/12/18	2,525	2,505
John Deere Capital Corp.	5.350%	4/3/18	2,325	2,655
John Deere Capital Corp.	5.750%	9/10/18	1,980	2,319
John Deere Capital Corp.	1.950%	12/13/18	4,000	4,016
John Deere Capital Corp.	1.950%	3/4/19	3,300	3,302
Joy Global Inc.	6.000%	11/15/16	1,185	1,317
L-3 Communications Corp.	3.950%	11/15/16	4,425	4,718
Lockheed Martin Corp.	7.650%	5/1/16	2,200	2,526

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lockheed Martin Corp.	2.125%	9/15/16	3,825	3,943
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,467
Mohawk Industries Inc.	6.125%	1/15/16	6,275	6,802
Northrop Grumman Corp.	1.750%	6/1/18	4,025	3,992
Owens Corning	6.500%	12/1/16	2,882	3,220
Pentair Finance SA	1.350%	12/1/15	1,500	1,508
Pentair Finance SA	1.875%	9/15/17	1,500	1,501
Precision Castparts Corp.	0.700%	12/20/15	3,225	3,236
Precision Castparts Corp.	1.250%	1/15/18	5,940	5,871
Raytheon Co.	6.400%	12/15/18	2,900	3,452
Republic Services Inc.	3.800%	5/15/18	6,350	6,805
Rockwell Automation Inc.	5.650%	12/1/17	500	564
Roper Industries Inc.	1.850%	11/15/17	3,825	3,848
Roper Industries Inc.	2.050%	10/1/18	5,228	5,192
1 Stanley Black & Decker Inc.	5.750%	12/15/53	2,500	2,688
Textron Inc.	4.625%	9/21/16	2,000	2,163
Textron Inc.	5.600%	12/1/17	2,275	2,536
Tyco International Finance SA	8.500%	1/15/19	2,000	2,490
United Technologies Corp.	4.875%	5/1/15	10,376	10,919
United Technologies Corp.	1.800%	6/1/17	11,250	11,490
United Technologies Corp.	5.375%	12/15/17	3,210	3,687
United Technologies Corp.	6.125%	2/1/19	3,525	4,210
Waste Management Inc.	6.375%	3/11/15	3,484	3,686
Waste Management Inc.	2.600%	9/1/16	5,021	5,217
Waste Management Inc.	6.100%	3/15/18	1,000	1,164
Xylem Inc.	3.550%	9/20/16	2,925	3,098

Communication (7.4%)
21st Century Fox America Inc.	8.250%	8/10/18	3,275	4,143
Alltel Corp.	7.000%	3/15/16	2,025	2,267
America Movil SAB de CV	3.625%	3/30/15	4,500	4,618
America Movil SAB de CV	2.375%	9/8/16	13,425	13,853
America Movil SAB de CV	5.625%	11/15/17	1,525	1,740
American Tower Corp.	4.625%	4/1/15	6,275	6,531
American Tower Corp.	7.000%	10/15/17	3,665	4,299
American Tower Corp.	4.500%	1/15/18	6,040	6,594
AT&T Inc.	2.500%	8/15/15	13,375	13,744
AT&T Inc.	0.800%	12/1/15	6,100	6,118
AT&T Inc.	0.900%	2/12/16	8,194	8,219
AT&T Inc.	2.950%	5/15/16	9,490	9,918
AT&T Inc.	5.625%	6/15/16	5,826	6,451
AT&T Inc.	2.400%	8/15/16	8,800	9,107
AT&T Inc.	1.600%	2/15/17	7,000	7,077
AT&T Inc.	1.700%	6/1/17	6,661	6,726
AT&T Inc.	1.400%	12/1/17	11,800	11,732
AT&T Inc.	5.500%	2/1/18	15,715	17,879
AT&T Inc.	5.600%	5/15/18	3,500	4,052
AT&T Inc.	2.375%	11/27/18	7,000	7,086
AT&T Inc.	5.800%	2/15/19	9,450	11,035
British Telecommunications plc	2.000%	6/22/15	5,975	6,068
British Telecommunications plc	1.625%	6/28/16	2,800	2,836
British Telecommunications plc	1.250%	2/14/17	3,050	3,053
British Telecommunications plc	5.950%	1/15/18	4,340	4,985
British Telecommunications plc	2.350%	2/14/19	4,925	4,934
CBS Corp.	1.950%	7/1/17	2,225	2,263
CBS Corp.	4.625%	5/15/18	525	578

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CC Holdings GS V LLC /
Crown Castle GS III Corp.	2.381%	12/15/17	3,000	2,992
Cellco Partnership /
Verizon Wireless Capital LLC	8.500%	11/15/18	13,060	16,723
Comcast Cable Communications LLC	8.875%	5/1/17	1,800	2,213
Comcast Corp.	5.850%	11/15/15	6,925	7,537
Comcast Corp.	5.900%	3/15/16	8,650	9,537
Comcast Corp.	4.950%	6/15/16	6,900	7,546
Comcast Corp.	6.500%	1/15/17	5,924	6,826
Comcast Corp.	6.300%	11/15/17	3,625	4,253
Comcast Corp.	5.875%	2/15/18	3,800	4,406
Comcast Corp.	5.700%	5/15/18	6,675	7,725
COX Communications Inc.	5.500%	10/1/15	2,225	2,387
Deutsche Telekom International Finance BV	5.750%	3/23/16	9,350	10,259
Deutsche Telekom International Finance BV	6.750%	8/20/18	2,500	2,993
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.550%	3/15/15	5,625	5,795
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.125%	2/15/16	3,575	3,722
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.500%	3/1/16	8,475	8,901
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	2.400%	3/15/17	11,540	11,861
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	1.750%	1/15/18	4,700	4,665
Discovery Communications LLC	3.700%	6/1/15	3,585	3,723
Embarq Corp.	7.082%	6/1/16	5,825	6,527
Graham Holdings Co.	7.250%	2/1/19	1,675	2,010
Grupo Televisa SAB	6.000%	5/15/18	2,350	2,652
GTE Corp.	6.840%	4/15/18	750	883
Interpublic Group of Cos. Inc.	2.250%	11/15/17	1,800	1,824
McGraw Hill Financial Inc.	5.900%	11/15/17	1,900	2,104
NBCUniversal Media LLC	3.650%	4/30/15	2,925	3,032
NBCUniversal Media LLC	2.875%	4/1/16	8,000	8,350
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	5,225	5,208
Omnicom Group Inc.	5.900%	4/15/16	8,060	8,881
Orange SA	2.125%	9/16/15	2,075	2,114
Orange SA	2.750%	9/14/16	7,450	7,746
Orange SA	2.750%	2/6/19	3,950	3,995
Qwest Corp.	8.375%	5/1/16	1,925	2,196
Qwest Corp.	6.500%	6/1/17	2,050	2,319
Reed Elsevier Capital Inc.	8.625%	1/15/19	350	444
Rogers Communications Inc.	7.500%	3/15/15	3,600	3,854
Rogers Communications Inc.	6.800%	8/15/18	7,475	8,962
Scripps Networks Interactive Inc.	2.700%	12/15/16	2,325	2,424
TCI Communications Inc.	8.750%	8/1/15	1,225	1,366
Telefonica Emisiones SAU	3.729%	4/27/15	3,222	3,322
Telefonica Emisiones SAU	3.992%	2/16/16	11,100	11,672
Telefonica Emisiones SAU	6.421%	6/20/16	8,950	9,949
Telefonica Emisiones SAU	6.221%	7/3/17	2,250	2,560
Telefonica Emisiones SAU	3.192%	4/27/18	8,300	8,561
Telefonos de Mexico SAB de CV	5.500%	1/27/15	2,000	2,080
Thomson Reuters Corp.	1.300%	2/23/17	3,300	3,296
Thomson Reuters Corp.	6.500%	7/15/18	6,350	7,442
Time Warner Cable Inc.	5.850%	5/1/17	8,200	9,268
Time Warner Cable Inc.	6.750%	7/1/18	12,492	14,749

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	8.750%	2/14/19	7,650	9,765
Verizon Communications Inc.	4.900%	9/15/15	700	745
Verizon Communications Inc.	0.700%	11/2/15	1,494	1,495
Verizon Communications Inc.	5.550%	2/15/16	11,765	12,834
Verizon Communications Inc.	3.000%	4/1/16	10,950	11,437
Verizon Communications Inc.	2.500%	9/15/16	20,824	21,617
Verizon Communications Inc.	2.000%	11/1/16	6,775	6,945
Verizon Communications Inc.	5.500%	4/1/17	7,018	7,914
Verizon Communications Inc.	1.100%	11/1/17	3,950	3,898
Verizon Communications Inc.	5.500%	2/15/18	5,925	6,732
Verizon Communications Inc.	6.100%	4/15/18	10,800	12,548
Verizon Communications Inc.	3.650%	9/14/18	28,943	30,883
Verizon Communications Inc.	8.750%	11/1/18	9,550	12,274
Vodafone Group plc	5.000%	9/15/15	2,700	2,886
Vodafone Group plc	3.375%	11/24/15	3,750	3,933
Vodafone Group plc	0.900%	2/19/16	6,550	6,616
Vodafone Group plc	5.750%	3/15/16	2,975	3,291
Vodafone Group plc	2.875%	3/16/16	3,750	3,938
Vodafone Group plc	5.625%	2/27/17	6,900	7,802
Vodafone Group plc	1.625%	3/20/17	3,925	3,965
Vodafone Group plc	1.250%	9/26/17	6,125	6,079
Vodafone Group plc	1.500%	2/19/18	6,000	5,938
Vodafone Group plc	4.625%	7/15/18	3,325	3,695

Consumer Cyclical (7.0%)
Amazon.com Inc.	0.650%	11/27/15	6,500	6,512
Amazon.com Inc.	1.200%	11/29/17	5,525	5,493
American Honda Finance Corp.	1.125%	10/7/16	5,050	5,088
American Honda Finance Corp.	2.125%	10/10/18	6,400	6,486
AutoZone Inc.	5.500%	11/15/15	2,700	2,917
AutoZone Inc.	1.300%	1/13/17	3,000	3,014
AutoZone Inc.	7.125%	8/1/18	1,325	1,596
Brinker International Inc.	2.600%	5/15/18	3,016	3,024
Carnival Corp.	1.200%	2/5/16	1,425	1,432
Carnival Corp.	1.875%	12/15/17	5,375	5,384
Costco Wholesale Corp.	0.650%	12/7/15	4,400	4,422
Costco Wholesale Corp.	5.500%	3/15/17	7,150	8,098
Costco Wholesale Corp.	1.125%	12/15/17	5,400	5,373
CVS Caremark Corp.	3.250%	5/18/15	4,350	4,489
CVS Caremark Corp.	6.125%	8/15/16	1,055	1,184
CVS Caremark Corp.	1.200%	12/5/16	1,650	1,663
CVS Caremark Corp.	5.750%	6/1/17	7,214	8,222
CVS Caremark Corp.	2.250%	12/5/18	10,150	10,228
Darden Restaurants Inc.	6.200%	10/15/17	1,230	1,395
Dollar General Corp.	4.125%	7/15/17	4,000	4,309
Dollar General Corp.	1.875%	4/15/18	2,150	2,130
eBay Inc.	1.625%	10/15/15	5,050	5,150
eBay Inc.	1.350%	7/15/17	6,100	6,124
Expedia Inc.	7.456%	8/15/18	3,425	4,071
Ford Motor Co.	6.500%	8/1/18	50	58
Ford Motor Credit Co. LLC	7.000%	4/15/15	9,750	10,430
Ford Motor Credit Co. LLC	2.750%	5/15/15	10,550	10,795
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,475	3,933
Ford Motor Credit Co. LLC	5.625%	9/15/15	7,300	7,805
Ford Motor Credit Co. LLC	2.500%	1/15/16	3,600	3,699
Ford Motor Credit Co. LLC	4.207%	4/15/16	5,200	5,533

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	1.700%	5/9/16	4,412	4,473
Ford Motor Credit Co. LLC	3.984%	6/15/16	8,300	8,821
Ford Motor Credit Co. LLC	8.000%	12/15/16	11,325	13,313
Ford Motor Credit Co. LLC	4.250%	2/3/17	4,075	4,392
Ford Motor Credit Co. LLC	3.000%	6/12/17	11,550	12,026
Ford Motor Credit Co. LLC	6.625%	8/15/17	7,325	8,490
Ford Motor Credit Co. LLC	2.375%	1/16/18	10,493	10,635
Ford Motor Credit Co. LLC	5.000%	5/15/18	11,800	13,122
Ford Motor Credit Co. LLC	2.875%	10/1/18	6,875	7,058
Historic TW Inc.	6.875%	6/15/18	2,764	3,310
Home Depot Inc.	5.400%	3/1/16	16,618	18,210
Home Depot Inc.	2.250%	9/10/18	7,825	7,991
Hyatt Hotels Corp.	3.875%	8/15/16	400	423
Johnson Controls Inc.	5.500%	1/15/16	3,100	3,364
Johnson Controls Inc.	2.600%	12/1/16	4,575	4,751
Kohl’s Corp.	6.250%	12/15/17	2,500	2,908
Lowe’s Cos. Inc.	5.000%	10/15/15	2,125	2,277
Lowe’s Cos. Inc.	2.125%	4/15/16	3,350	3,449
Lowe’s Cos. Inc.	5.400%	10/15/16	500	559
Lowe’s Cos. Inc.	1.625%	4/15/17	8,125	8,278
Macy’s Retail Holdings Inc.	7.875%	7/15/15	2,425	2,649
Macy’s Retail Holdings Inc.	5.900%	12/1/16	4,008	4,491
Macy’s Retail Holdings Inc.	7.450%	7/15/17	1,250	1,471
Marriott International Inc.	6.200%	6/15/16	4,650	5,144
Marriott International Inc.	6.375%	6/15/17	1,825	2,085
McDonald’s Corp.	0.750%	5/29/15	1,200	1,206
McDonald’s Corp.	5.300%	3/15/17	4,000	4,503
McDonald’s Corp.	5.800%	10/15/17	3,420	3,961
McDonald’s Corp.	5.350%	3/1/18	6,215	7,117
McDonald’s Corp.	5.000%	2/1/19	1,370	1,565
Nordstrom Inc.	6.250%	1/15/18	2,667	3,112
PACCAR Financial Corp.	1.050%	6/5/15	1,600	1,614
PACCAR Financial Corp.	0.750%	8/14/15	950	956
PACCAR Financial Corp.	0.700%	11/16/15	1,000	1,005
PACCAR Financial Corp.	0.800%	2/8/16	1,725	1,730
PACCAR Financial Corp.	0.750%	5/16/16	3,000	3,007
PACCAR Financial Corp.	1.150%	8/16/16	3,700	3,733
PACCAR Financial Corp.	1.600%	3/15/17	1,925	1,951
Ralph Lauren Corp.	2.125%	9/26/18	1,475	1,491
Staples Inc.	2.750%	1/12/18	1,675	1,714
Starbucks Corp.	0.875%	12/5/16	3,025	3,024
Starbucks Corp.	6.250%	8/15/17	2,850	3,320
Starbucks Corp.	2.000%	12/5/18	2,525	2,535
Starwood Hotels & Resorts Worldwide Inc.	7.375%	11/15/15	1,975	2,180
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,300	1,523
Target Corp.	5.875%	7/15/16	6,775	7,598
Target Corp.	5.375%	5/1/17	3,303	3,729
Target Corp.	6.000%	1/15/18	6,950	8,095
Time Warner Cos. Inc.	7.250%	10/15/17	468	560
Time Warner Inc.	3.150%	7/15/15	7,575	7,839
Time Warner Inc.	5.875%	11/15/16	5,650	6,364
TJX Cos. Inc.	4.200%	8/15/15	1,775	1,867
Toyota Motor Credit Corp.	3.200%	6/17/15	5,475	5,670
Toyota Motor Credit Corp.	0.875%	7/17/15	5,642	5,681
Toyota Motor Credit Corp.	2.800%	1/11/16	4,515	4,706
Toyota Motor Credit Corp.	0.800%	5/17/16	200	201

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	2.000%	9/15/16	7,200	7,428
Toyota Motor Credit Corp.	2.050%	1/12/17	4,325	4,461
Toyota Motor Credit Corp.	1.750%	5/22/17	11,125	11,335
Toyota Motor Credit Corp.	1.250%	10/5/17	6,550	6,539
Toyota Motor Credit Corp.	1.375%	1/10/18	5,044	5,030
Toyota Motor Credit Corp.	2.000%	10/24/18	9,500	9,576
Toyota Motor Credit Corp.	2.100%	1/17/19	10,000	10,069
Viacom Inc.	4.250%	9/15/15	700	737
Viacom Inc.	6.250%	4/30/16	3,050	3,396
Viacom Inc.	2.500%	12/15/16	3,300	3,424
Viacom Inc.	3.500%	4/1/17	2,775	2,961
Viacom Inc.	6.125%	10/5/17	4,600	5,317
Viacom Inc.	2.500%	9/1/18	4,655	4,767
Wal-Mart Stores Inc.	2.875%	4/1/15	7,380	7,586
Wal-Mart Stores Inc.	4.500%	7/1/15	7,575	8,001
Wal-Mart Stores Inc.	2.250%	7/8/15	3,425	3,515
Wal-Mart Stores Inc.	1.500%	10/25/15	9,025	9,191
Wal-Mart Stores Inc.	0.600%	4/11/16	2,650	2,659
Wal-Mart Stores Inc.	2.800%	4/15/16	3,325	3,490
Wal-Mart Stores Inc.	5.375%	4/5/17	8,225	9,339
Wal-Mart Stores Inc.	5.800%	2/15/18	2,875	3,349
Wal-Mart Stores Inc.	1.125%	4/11/18	11,075	10,937
Wal-Mart Stores Inc.	1.950%	12/15/18	3,300	3,336
Wal-Mart Stores Inc.	4.125%	2/1/19	250	276
Walgreen Co.	1.000%	3/13/15	4,800	4,823
Walgreen Co.	1.800%	9/15/17	7,665	7,763
Walgreen Co.	5.250%	1/15/19	5,450	6,201
Walt Disney Co.	0.450%	12/1/15	2,200	2,203
Walt Disney Co.	1.350%	8/16/16	3,725	3,793
Walt Disney Co.	5.625%	9/15/16	4,500	5,049
Walt Disney Co.	1.125%	2/15/17	2,100	2,113
Walt Disney Co.	6.000%	7/17/17	2,100	2,429
Walt Disney Co.	1.100%	12/1/17	8,995	8,943
Walt Disney Co.	5.875%	12/15/17	3,700	4,312
Western Union Co.	5.930%	10/1/16	4,450	4,948
Western Union Co.	2.875%	12/10/17	1,965	2,026
Western Union Co.	3.650%	8/22/18	4,050	4,180
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,867
Wyndham Worldwide Corp.	2.950%	3/1/17	2,300	2,381
Wyndham Worldwide Corp.	2.500%	3/1/18	3,315	3,355
Yum! Brands Inc.	6.250%	4/15/16	2,714	3,002
Yum! Brands Inc.	6.250%	3/15/18	368	426

Consumer Noncyclical (13.4%)
AbbVie Inc.	1.200%	11/6/15	21,405	21,618
AbbVie Inc.	1.750%	11/6/17	22,575	22,745
AbbVie Inc.	2.000%	11/6/18	3,525	3,525
Actavis Inc.	1.875%	10/1/17	8,121	8,109
Allergan Inc.	5.750%	4/1/16	3,000	3,314
Allergan Inc.	1.350%	3/15/18	2,025	1,999
Altria Group Inc.	4.125%	9/11/15	8,863	9,334
Altria Group Inc.	9.700%	11/10/18	6,329	8,429
AmerisourceBergen Corp.	5.875%	9/15/15	4,775	5,151
Amgen Inc.	2.300%	6/15/16	4,500	4,639
Amgen Inc.	2.500%	11/15/16	6,350	6,601
Amgen Inc.	2.125%	5/15/17	10,119	10,399

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	5.850%	6/1/17	3,900	4,462
Amgen Inc.	6.150%	6/1/18	2,000	2,351
Amgen Inc.	5.700%	2/1/19	1,561	1,821
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,385	1,568
Anheuser-Busch Cos. LLC	5.500%	1/15/18	5,050	5,780
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	1,250	1,256
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	4,200	4,218
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	9,275	9,174
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	7,100	7,159
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	6,300	6,525
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	12,860	12,928
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	600	627
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	15,325	15,409
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	10,185	12,766
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	909
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,975	4,545
AstraZeneca plc	5.900%	9/15/17	9,900	11,473
Avon Products Inc.	2.375%	3/15/16	825	840
Avon Products Inc.	5.750%	3/1/18	1,500	1,637
Baxter International Inc.	4.625%	3/15/15	1,200	1,252
Baxter International Inc.	5.900%	9/1/16	5,085	5,723
Baxter International Inc.	1.850%	1/15/17	2,100	2,152
Baxter International Inc.	5.375%	6/1/18	2,725	3,118
Baxter International Inc.	1.850%	6/15/18	5,500	5,532
Beam Inc.	5.375%	1/15/16	1,568	1,688
Beam Inc.	1.875%	5/15/17	1,125	1,136
Beam Inc.	1.750%	6/15/18	2,725	2,677
Becton Dickinson & Co.	1.750%	11/8/16	2,375	2,435
Biogen Idec Inc.	6.875%	3/1/18	2,325	2,760
Boston Scientific Corp.	6.250%	11/15/15	3,800	4,140
Boston Scientific Corp.	6.400%	6/15/16	1,575	1,756
Boston Scientific Corp.	5.125%	1/12/17	1,650	1,817
Boston Scientific Corp.	2.650%	10/1/18	5,700	5,789
Bottling Group LLC	5.500%	4/1/16	1,125	1,239
Bottling Group LLC	5.125%	1/15/19	8,535	9,730
Bristol-Myers Squibb Co.	0.875%	8/1/17	2,600	2,584
Brown-Forman Corp.	2.500%	1/15/16	725	752
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,107
Bunge Ltd. Finance Corp.	5.100%	7/15/15	5,000	5,280
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,875	3,047
Bunge Ltd. Finance Corp.	3.200%	6/15/17	2,500	2,594
Campbell Soup Co.	3.375%	8/15/14	500	507
Campbell Soup Co.	3.050%	7/15/17	1,320	1,393
Campbell Soup Co.	4.500%	2/15/19	1,100	1,212
Cardinal Health Inc.	4.000%	6/15/15	3,200	3,335
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,961
Cardinal Health Inc.	1.700%	3/15/18	2,750	2,744
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,183
Celgene Corp.	2.450%	10/15/15	4,775	4,905
Celgene Corp.	1.900%	8/15/17	600	608
Celgene Corp.	2.300%	8/15/18	3,575	3,611
Church & Dwight Co. Inc.	3.350%	12/15/15	350	366
Clorox Co.	5.950%	10/15/17	6,950	8,020
Coca-Cola Co.	0.750%	3/13/15	6,600	6,634
Coca-Cola Co.	1.500%	11/15/15	4,595	4,683
Coca-Cola Co.	1.800%	9/1/16	10,225	10,502

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Co.	0.750%	11/1/16	1,000	1,000
Coca-Cola Co.	5.350%	11/15/17	4,875	5,604
Coca-Cola Co.	1.650%	3/14/18	2,125	2,141
Coca-Cola Co.	1.150%	4/1/18	6,200	6,134
Coca-Cola Co.	1.650%	11/1/18	10,625	10,630
Coca-Cola Enterprises Inc.	2.125%	9/15/15	3,000	3,060
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	512
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	7,700	7,753
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,329
Colgate-Palmolive Co.	1.300%	1/15/17	2,506	2,542
Colgate-Palmolive Co.	2.625%	5/1/17	625	656
Colgate-Palmolive Co.	0.900%	5/1/18	2,950	2,875
Colgate-Palmolive Co.	1.500%	11/1/18	1,925	1,912
Colgate-Palmolive Co.	1.750%	3/15/19	2,550	2,543
ConAgra Foods Inc.	1.350%	9/10/15	3,000	3,026
ConAgra Foods Inc.	1.300%	1/25/16	7,585	7,647
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,704
ConAgra Foods Inc.	1.900%	1/25/18	7,950	7,959
Covidien International Finance SA	1.350%	5/29/15	3,475	3,507
Covidien International Finance SA	2.800%	6/15/15	2,250	2,312
Covidien International Finance SA	6.000%	10/15/17	7,400	8,502
CR Bard Inc.	1.375%	1/15/18	3,738	3,690
Delhaize Group SA	6.500%	6/15/17	2,450	2,796
DENTSPLY International Inc.	2.750%	8/15/16	525	546
Diageo Capital plc	0.625%	4/29/16	6,000	5,983
Diageo Capital plc	5.500%	9/30/16	1,700	1,905
Diageo Capital plc	1.500%	5/11/17	6,375	6,425
Diageo Capital plc	5.750%	10/23/17	6,992	8,031
Diageo Capital plc	1.125%	4/29/18	3,850	3,760
Diageo Finance BV	5.300%	10/28/15	3,100	3,339
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,110	3,236
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,170	4,946
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	750	767
Edwards Lifesciences Corp.	2.875%	10/15/18	3,300	3,336
Eli Lilly & Co.	5.200%	3/15/17	5,800	6,470
Eli Lilly & Co.	1.950%	3/15/19	500	501
Express Scripts Holding Co.	3.125%	5/15/16	11,650	12,209
Express Scripts Holding Co.	3.500%	11/15/16	4,325	4,595
Express Scripts Holding Co.	2.650%	2/15/17	6,475	6,742
Genentech Inc.	4.750%	7/15/15	6,186	6,548
General Mills Inc.	5.200%	3/17/15	6,460	6,770
General Mills Inc.	0.875%	1/29/16	1,140	1,143
General Mills Inc.	5.700%	2/15/17	6,325	7,152
General Mills Inc.	5.650%	2/15/19	3,815	4,458
Genzyme Corp.	3.625%	6/15/15	2,300	2,390
Gilead Sciences Inc.	3.050%	12/1/16	5,640	5,973
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	7,525	7,540
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	18,075	20,977
GlaxoSmithKline Capital plc	0.750%	5/8/15	5,350	5,376
GlaxoSmithKline Capital plc	1.500%	5/8/17	9,575	9,713
Hasbro Inc.	6.300%	9/15/17	1,975	2,269
Hershey Co.	5.450%	9/1/16	1,400	1,563
Hershey Co.	1.500%	11/1/16	4,350	4,445
Hillshire Brands Co.	2.750%	9/15/15	1,125	1,159
Ingredion Inc.	3.200%	11/1/15	2,625	2,723
Johnson & Johnson	2.150%	5/15/16	4,520	4,684

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Johnson & Johnson	5.550%	8/15/17	3,800	4,379
Johnson & Johnson	5.150%	7/15/18	5,950	6,882
Johnson & Johnson	1.650%	12/5/18	4,750	4,783
Kellogg Co.	1.125%	5/15/15	1,900	1,914
Kellogg Co.	4.450%	5/30/16	5,375	5,793
Kellogg Co.	1.875%	11/17/16	5,100	5,209
Kellogg Co.	1.750%	5/17/17	2,775	2,813
Kellogg Co.	3.250%	5/21/18	450	475
Kimberly-Clark Corp.	4.875%	8/15/15	3,200	3,397
Kimberly-Clark Corp.	6.125%	8/1/17	7,221	8,415
Kimberly-Clark Corp.	6.250%	7/15/18	1,322	1,571
Kimberly-Clark Corp.	7.500%	11/1/18	775	970
Koninklijke Philips NV	5.750%	3/11/18	9,350	10,791
Kraft Foods Group Inc.	1.625%	6/4/15	9,800	9,926
Kraft Foods Group Inc.	2.250%	6/5/17	6,200	6,391
Kraft Foods Group Inc.	6.125%	8/23/18	5,725	6,743
Kroger Co.	3.900%	10/1/15	2,550	2,677
Kroger Co.	2.200%	1/15/17	3,450	3,548
Kroger Co.	6.400%	8/15/17	5,375	6,229
Kroger Co.	6.800%	12/15/18	425	512
Kroger Co.	2.300%	1/15/19	4,700	4,702
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,475	1,598
Laboratory Corp. of America Holdings	3.125%	5/15/16	100	104
Laboratory Corp. of America Holdings	2.200%	8/23/17	5,100	5,200
Life Technologies Corp.	4.400%	3/1/15	4,450	4,613
Life Technologies Corp.	3.500%	1/15/16	600	628
Lorillard Tobacco Co.	3.500%	8/4/16	4,750	5,011
Lorillard Tobacco Co.	2.300%	8/21/17	2,215	2,269
Mattel Inc.	2.500%	11/1/16	2,255	2,341
McKesson Corp.	0.950%	12/4/15	900	904
McKesson Corp.	3.250%	3/1/16	5,775	6,039
McKesson Corp.	5.700%	3/1/17	1,900	2,125
McKesson Corp.	1.400%	3/15/18	2,100	2,067
McKesson Corp.	7.500%	2/15/19	2,800	3,437
Mead Johnson Nutrition Co.	3.500%	11/1/14	1,000	1,018
Medco Health Solutions Inc.	2.750%	9/15/15	5,550	5,715
Medco Health Solutions Inc.	7.125%	3/15/18	8,925	10,656
Medtronic Inc.	3.000%	3/15/15	4,600	4,727
Medtronic Inc.	2.625%	3/15/16	4,300	4,480
Medtronic Inc.	1.375%	4/1/18	4,800	4,758
Merck & Co. Inc.	2.250%	1/15/16	3,675	3,799
Merck & Co. Inc.	6.000%	9/15/17	6,600	7,699
Merck & Co. Inc.	1.100%	1/31/18	9,876	9,741
Merck & Co. Inc.	1.300%	5/18/18	10,000	9,870
Merck Sharp & Dohme Corp.	4.750%	3/1/15	3,425	3,575
Merck Sharp & Dohme Corp.	4.000%	6/30/15	7,335	7,679
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,113
Mondelez International Inc.	4.125%	2/9/16	8,800	9,346
Mondelez International Inc.	6.500%	8/11/17	8,157	9,484
Mondelez International Inc.	6.125%	2/1/18	4,450	5,156
Mondelez International Inc.	2.250%	2/1/19	1,250	1,251
2 Mylan Inc.	1.800%	6/24/16	2,100	2,136
Mylan Inc.	1.350%	11/29/16	2,675	2,683
2 Mylan Inc.	2.600%	6/24/18	6,225	6,327
Mylan Inc.	2.550%	3/28/19	2,000	2,004
Newell Rubbermaid Inc.	2.000%	6/15/15	375	381

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Newell Rubbermaid Inc.	2.050%	12/1/17	2,700	2,713
Novartis Capital Corp.	2.900%	4/24/15	10,625	10,939
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,270	19,827
PepsiAmericas Inc.	5.000%	5/15/17	750	839
PepsiCo Inc.	0.750%	3/5/15	5,615	5,639
PepsiCo Inc.	0.700%	8/13/15	2,950	2,959
PepsiCo Inc.	2.500%	5/10/16	8,050	8,359
PepsiCo Inc.	0.950%	2/22/17	2,600	2,599
PepsiCo Inc.	1.250%	8/13/17	8,300	8,320
PepsiCo Inc.	5.000%	6/1/18	11,531	13,081
PepsiCo Inc.	7.900%	11/1/18	8,794	11,125
PepsiCo Inc.	2.250%	1/7/19	1,225	1,242
2 Perrigo Co. plc	1.300%	11/8/16	1,500	1,500
2 Perrigo Co. plc	2.300%	11/8/18	3,800	3,802
Pfizer Inc.	5.350%	3/15/15	13,735	14,424
Pfizer Inc.	0.900%	1/15/17	2,950	2,950
Pfizer Inc.	1.500%	6/15/18	7,807	7,762
Pharmacia Corp.	6.500%	12/1/18	1,340	1,623
Philip Morris International Inc.	2.500%	5/16/16	7,250	7,550
Philip Morris International Inc.	1.625%	3/20/17	7,375	7,493
Philip Morris International Inc.	1.125%	8/21/17	4,525	4,509
Philip Morris International Inc.	5.650%	5/16/18	10,675	12,357
Philip Morris International Inc.	1.875%	1/15/19	3,825	3,808
Procter & Gamble Co.	3.150%	9/1/15	4,275	4,450
Procter & Gamble Co.	1.800%	11/15/15	4,550	4,657
Procter & Gamble Co.	4.850%	12/15/15	4,350	4,688
Procter & Gamble Co.	1.450%	8/15/16	6,535	6,663
Procter & Gamble Co.	1.600%	11/15/18	3,100	3,101
Procter & Gamble Co.	4.700%	2/15/19	9,935	11,307
Quest Diagnostics Inc.	5.450%	11/1/15	1,140	1,223
Quest Diagnostics Inc.	3.200%	4/1/16	2,100	2,195
Quest Diagnostics Inc.	6.400%	7/1/17	1,725	1,987
Reynolds American Inc.	1.050%	10/30/15	1,050	1,054
Reynolds American Inc.	6.750%	6/15/17	4,850	5,631
Reynolds American Inc.	7.750%	6/1/18	1,350	1,643
Safeway Inc.	6.350%	8/15/17	6,565	7,300
Sanofi	2.625%	3/29/16	10,190	10,626
Sanofi	1.250%	4/10/18	8,114	7,999
St. Jude Medical Inc.	2.500%	1/15/16	5,437	5,605
Stryker Corp.	2.000%	9/30/16	2,777	2,862
Stryker Corp.	1.300%	4/1/18	4,050	4,004
Sysco Corp.	0.550%	6/12/15	5,268	5,279
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	4,575	4,737
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	6,825	7,031
Thermo Fisher Scientific Inc.	3.200%	5/1/15	3,700	3,812
Thermo Fisher Scientific Inc.	3.200%	3/1/16	4,710	4,929
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,775	9,028
Thermo Fisher Scientific Inc.	1.300%	2/1/17	2,200	2,201
Thermo Fisher Scientific Inc.	1.850%	1/15/18	1,000	1,001
Thermo Fisher Scientific Inc.	2.400%	2/1/19	4,525	4,542
Tyson Foods Inc.	6.600%	4/1/16	4,585	5,107
Unilever Capital Corp.	0.450%	7/30/15	1,030	1,031
Unilever Capital Corp.	2.750%	2/10/16	2,500	2,598
Unilever Capital Corp.	0.850%	8/2/17	3,575	3,530
Unilever Capital Corp.	4.800%	2/15/19	4,700	5,317

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UST LLC	5.750%	3/1/18	1,975	2,252
Warner Chilcott Co. LLC /
Warner Chilcott Finance LLC	7.750%	9/15/18	6,000	6,435
Whirlpool Corp.	1.350%	3/1/17	2,150	2,153
Whirlpool Corp.	2.400%	3/1/19	2,800	2,807
Wyeth LLC	5.500%	2/15/16	5,325	5,831
Wyeth LLC	5.450%	4/1/17	5,545	6,277
Zimmer Holdings Inc.	1.400%	11/30/14	1,225	1,234
Zoetis Inc.	1.150%	2/1/16	2,425	2,440
Zoetis Inc.	1.875%	2/1/18	3,025	3,035

Energy (6.1%)
Anadarko Petroleum Corp.	5.950%	9/15/16	9,391	10,501
Anadarko Petroleum Corp.	6.375%	9/15/17	11,200	12,949
Apache Corp.	5.625%	1/15/17	3,500	3,945
Apache Corp.	1.750%	4/15/17	3,850	3,916
Apache Corp.	6.900%	9/15/18	1,775	2,156
Baker Hughes Inc.	7.500%	11/15/18	125	156
BP Capital Markets plc	3.875%	3/10/15	11,375	11,780
BP Capital Markets plc	3.125%	10/1/15	13,450	14,013
BP Capital Markets plc	0.700%	11/6/15	2,285	2,293
BP Capital Markets plc	3.200%	3/11/16	9,530	10,020
BP Capital Markets plc	2.248%	11/1/16	4,390	4,551
BP Capital Markets plc	1.846%	5/5/17	8,007	8,165
BP Capital Markets plc	1.375%	11/6/17	7,900	7,899
BP Capital Markets plc	1.375%	5/10/18	9,050	8,903
BP Capital Markets plc	2.241%	9/26/18	7,050	7,173
Cameron International Corp.	1.600%	4/30/15	600	607
Cameron International Corp.	1.150%	12/15/16	2,100	2,104
Cameron International Corp.	6.375%	7/15/18	3,200	3,747
Canadian Natural Resources Ltd.	5.700%	5/15/17	9,891	11,249
Canadian Natural Resources Ltd.	5.900%	2/1/18	800	915
Chevron Corp.	0.889%	6/24/16	5,800	5,851
Chevron Corp.	1.104%	12/5/17	8,175	8,153
Chevron Corp.	1.718%	6/24/18	10,375	10,460
ConocoPhillips	5.200%	5/15/18	1,325	1,512
ConocoPhillips	6.650%	7/15/18	2,000	2,408
ConocoPhillips	5.750%	2/1/19	11,829	13,940
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,050	10,173
ConocoPhillips Co.	1.050%	12/15/17	5,400	5,369
Devon Energy Corp.	2.400%	7/15/16	1,675	1,728
Devon Energy Corp.	1.875%	5/15/17	6,595	6,685
Devon Energy Corp.	2.250%	12/15/18	6,475	6,501
Devon Energy Corp.	6.300%	1/15/19	4,065	4,815
Diamond Offshore Drilling Inc.	4.875%	7/1/15	1,200	1,269
Encana Corp.	5.900%	12/1/17	2,700	3,091
Ensco plc	3.250%	3/15/16	7,563	7,919
EOG Resources Inc.	2.950%	6/1/15	9,875	10,186
EOG Resources Inc.	5.875%	9/15/17	1,700	1,959
EOG Resources Inc.	6.875%	10/1/18	1,675	2,031
EQT Corp.	6.500%	4/1/18	2,500	2,839
FMC Technologies Inc.	2.000%	10/1/17	2,240	2,252
Halliburton Co.	1.000%	8/1/16	1,750	1,759
Halliburton Co.	2.000%	8/1/18	1,750	1,768
Halliburton Co.	5.900%	9/15/18	4,775	5,593
Hess Corp.	8.125%	2/15/19	4,968	6,276

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Marathon Oil Corp.	0.900%	11/1/15	5,975	5,999
Marathon Oil Corp.	6.000%	10/1/17	2,825	3,260
Marathon Oil Corp.	5.900%	3/15/18	5,702	6,580
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,836
Murphy Oil Corp.	2.500%	12/1/17	3,400	3,481
2 Nabors Industries Inc.	2.350%	9/15/16	1,550	1,583
Nabors Industries Inc.	6.150%	2/15/18	5,750	6,531
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,946
National Oilwell Varco Inc.	1.350%	12/1/17	2,500	2,493
Noble Holding International Ltd.	3.450%	8/1/15	1,000	1,033
Noble Holding International Ltd.	3.050%	3/1/16	4,150	4,291
Noble Holding International Ltd.	2.500%	3/15/17	1,300	1,328
Occidental Petroleum Corp.	2.500%	2/1/16	1,575	1,631
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,787
Occidental Petroleum Corp.	1.750%	2/15/17	10,000	10,191
Occidental Petroleum Corp.	1.500%	2/15/18	4,310	4,295
Petro-Canada	6.050%	5/15/18	3,025	3,518
Petrohawk Energy Corp.	7.250%	8/15/18	6,450	6,877
Phillips 66	1.950%	3/5/15	1,725	1,749
Phillips 66	2.950%	5/1/17	13,425	14,125
Pioneer Natural Resources Co.	5.875%	7/15/16	4,530	5,010
Pioneer Natural Resources Co.	6.650%	3/15/17	350	402
Pioneer Natural Resources Co.	6.875%	5/1/18	2,825	3,339
Rowan Cos. Inc.	5.000%	9/1/17	1,700	1,861
Shell International Finance BV	3.100%	6/28/15	8,500	8,809
Shell International Finance BV	3.250%	9/22/15	7,175	7,496
Shell International Finance BV	0.625%	12/4/15	5,225	5,236
Shell International Finance BV	0.900%	11/15/16	1,000	1,005
Shell International Finance BV	5.200%	3/22/17	6,100	6,861
Shell International Finance BV	1.125%	8/21/17	8,195	8,194
Shell International Finance BV	1.900%	8/10/18	7,250	7,330
Shell International Finance BV	2.000%	11/15/18	8,700	8,790
Southwestern Energy Co.	7.500%	2/1/18	3,406	4,070
Suncor Energy Inc.	6.100%	6/1/18	10,881	12,690
Talisman Energy Inc.	5.125%	5/15/15	1,450	1,521
Total Capital Canada Ltd.	1.450%	1/15/18	3,983	3,985
Total Capital International SA	0.750%	1/25/16	5,835	5,860
Total Capital International SA	1.000%	8/12/16	1,000	1,008
Total Capital International SA	1.500%	2/17/17	7,075	7,192
Total Capital International SA	1.550%	6/28/17	8,501	8,617
Total Capital International SA	2.125%	1/10/19	5,100	5,167
Total Capital SA	3.000%	6/24/15	9,425	9,754
Total Capital SA	3.125%	10/2/15	4,850	5,037
Total Capital SA	2.300%	3/15/16	3,750	3,886
Total Capital SA	2.125%	8/10/18	8,825	8,988
Transocean Inc.	4.950%	11/15/15	4,545	4,847
Transocean Inc.	5.050%	12/15/16	8,050	8,817
Transocean Inc.	2.500%	10/15/17	2,900	2,935
Transocean Inc.	6.000%	3/15/18	9,314	10,491
Valero Energy Corp.	6.125%	6/15/17	4,800	5,544
Weatherford International LLC	6.350%	6/15/17	4,100	4,666
Weatherford International Ltd.	5.500%	2/15/16	1,705	1,843
Weatherford International Ltd.	6.000%	3/15/18	2,125	2,415
XTO Energy Inc.	6.250%	8/1/17	3,485	4,073
XTO Energy Inc.	5.500%	6/15/18	4,000	4,644
XTO Energy Inc.	6.500%	12/15/18	625	763

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	875	999
URS Corp.	3.850%	4/1/17	750	785

Technology (5.8%)
Adobe Systems Inc.	3.250%	2/1/15	2,850	2,921
Agilent Technologies Inc.	5.500%	9/14/15	2,775	2,974
Agilent Technologies Inc.	6.500%	11/1/17	1,550	1,800
Altera Corp.	1.750%	5/15/17	5,575	5,618
Altera Corp.	2.500%	11/15/18	4,500	4,530
Amphenol Corp.	2.550%	1/30/19	4,875	4,909
Analog Devices Inc.	3.000%	4/15/16	2,500	2,609
Apple Inc.	0.450%	5/3/16	9,965	9,952
Apple Inc.	1.000%	5/3/18	21,075	20,668
Applied Materials Inc.	2.650%	6/15/16	3,800	3,945
Arrow Electronics Inc.	3.375%	11/1/15	500	518
Autodesk Inc.	1.950%	12/15/17	2,025	2,046
Avnet Inc.	6.625%	9/15/16	1,600	1,797
Baidu Inc.	2.250%	11/28/17	5,500	5,539
Baidu Inc.	3.250%	8/6/18	3,800	3,879
Broadcom Corp.	2.375%	11/1/15	3,700	3,804
Broadcom Corp.	2.700%	11/1/18	1,775	1,841
CA Inc.	2.875%	8/15/18	1,850	1,886
Cisco Systems Inc.	5.500%	2/22/16	19,475	21,351
Cisco Systems Inc.	1.100%	3/3/17	6,750	6,776
Cisco Systems Inc.	3.150%	3/14/17	3,250	3,461
Cisco Systems Inc.	4.950%	2/15/19	9,425	10,694
Cisco Systems Inc.	2.125%	3/1/19	2,375	2,384
Computer Sciences Corp.	2.500%	9/15/15	1,000	1,024
Computer Sciences Corp.	6.500%	3/15/18	5,450	6,348
Corning Inc.	1.450%	11/15/17	2,850	2,823
Dun & Bradstreet Corp.	2.875%	11/15/15	1,625	1,675
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,194
EMC Corp.	1.875%	6/1/18	15,700	15,748
Equifax Inc.	6.300%	7/1/17	1,300	1,491
Fidelity National Information Services Inc.	2.000%	4/15/18	475	469
Fiserv Inc.	3.125%	6/15/16	5,355	5,607
Fiserv Inc.	6.800%	11/20/17	1,725	2,003
Google Inc.	2.125%	5/19/16	7,450	7,710
Harris Corp.	5.950%	12/1/17	1,675	1,936
Hewlett-Packard Co.	2.350%	3/15/15	5,625	5,727
Hewlett-Packard Co.	2.125%	9/13/15	6,810	6,947
Hewlett-Packard Co.	2.200%	12/1/15	1,800	1,844
Hewlett-Packard Co.	2.650%	6/1/16	4,895	5,083
Hewlett-Packard Co.	3.000%	9/15/16	7,622	7,960
Hewlett-Packard Co.	3.300%	12/9/16	4,105	4,339
Hewlett-Packard Co.	5.400%	3/1/17	2,850	3,201
Hewlett-Packard Co.	2.600%	9/15/17	7,250	7,488
Hewlett-Packard Co.	5.500%	3/1/18	6,200	7,038
Hewlett-Packard Co.	2.750%	1/14/19	9,000	9,152
Intel Corp.	1.950%	10/1/16	11,300	11,650
Intel Corp.	1.350%	12/15/17	18,300	18,301
International Business Machines Corp.	0.750%	5/11/15	6,600	6,636
International Business Machines Corp.	2.000%	1/5/16	3,900	4,009
International Business Machines Corp.	0.450%	5/6/16	6,825	6,800
International Business Machines Corp.	1.950%	7/22/16	12,755	13,146

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	1.250%	2/6/17	5,125	5,177
International Business Machines Corp.	5.700%	9/14/17	16,206	18,644
International Business Machines Corp.	1.250%	2/8/18	10,675	10,582
International Business Machines Corp.	7.625%	10/15/18	7,454	9,367
International Business Machines Corp.	1.950%	2/12/19	2,000	2,003
Intuit Inc.	5.750%	3/15/17	2,025	2,283
Jabil Circuit Inc.	7.750%	7/15/16	3,450	3,929
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,848
Juniper Networks Inc.	3.100%	3/15/16	1,450	1,491
KLA-Tencor Corp.	6.900%	5/1/18	2,275	2,695
Lexmark International Inc.	6.650%	6/1/18	100	113
Maxim Integrated Products Inc.	2.500%	11/15/18	3,285	3,310
Microsoft Corp.	1.625%	9/25/15	7,875	8,037
Microsoft Corp.	2.500%	2/8/16	4,927	5,127
Microsoft Corp.	0.875%	11/15/17	3,100	3,072
Microsoft Corp.	1.000%	5/1/18	1,400	1,379
Microsoft Corp.	1.625%	12/6/18	7,600	7,591
Motorola Solutions Inc.	6.000%	11/15/17	3,500	4,025
National Semiconductor Corp.	6.600%	6/15/17	2,350	2,758
NetApp Inc.	2.000%	12/15/17	3,055	3,110
Oracle Corp.	5.250%	1/15/16	5,153	5,602
Oracle Corp.	1.200%	10/15/17	13,225	13,193
Oracle Corp.	5.750%	4/15/18	16,074	18,662
Oracle Corp.	2.375%	1/15/19	11,300	11,537
Pitney Bowes Inc.	4.750%	1/15/16	3,750	3,992
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,432
Pitney Bowes Inc.	5.600%	3/15/18	725	799
Pitney Bowes Inc.	4.750%	5/15/18	2,750	2,961
2 Seagate HDD Cayman	3.750%	11/15/18	7,875	8,111
Symantec Corp.	2.750%	9/15/15	1,600	1,649
Symantec Corp.	2.750%	6/15/17	3,675	3,811
Tech Data Corp.	3.750%	9/21/17	1,700	1,772
Texas Instruments Inc.	0.450%	8/3/15	4,794	4,803
Texas Instruments Inc.	2.375%	5/16/16	5,600	5,819
Texas Instruments Inc.	1.000%	5/1/18	5,150	5,040
Total System Services Inc.	2.375%	6/1/18	2,125	2,118
Tyco Electronics Group SA	6.550%	10/1/17	3,575	4,150
Tyco Electronics Group SA	2.375%	12/17/18	775	775
Xerox Corp.	6.400%	3/15/16	3,500	3,875
Xerox Corp.	6.750%	2/1/17	3,250	3,730
Xerox Corp.	2.950%	3/15/17	4,500	4,706
Xerox Corp.	6.350%	5/15/18	6,165	7,228

Transportation (1.0%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	2,250	2,553
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,200	4,840
Canadian National Railway Co.	5.800%	6/1/16	700	778
Canadian National Railway Co.	1.450%	12/15/16	1,200	1,218
Canadian National Railway Co.	5.850%	11/15/17	1,000	1,159
Canadian National Railway Co.	5.550%	5/15/18	2,000	2,293
Canadian Pacific Railway Co.	6.500%	5/15/18	1,389	1,634
Con-way Inc.	7.250%	1/15/18	1,500	1,766
1 Continental Airlines 2009-1 Pass Through Trust	9.000%	1/8/18	775	887
CSX Corp.	6.250%	4/1/15	3,521	3,736
CSX Corp.	5.600%	5/1/17	1,545	1,744
CSX Corp.	6.250%	3/15/18	6,750	7,892

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CSX Corp.	7.375%	2/1/19	1,200	1,484
FedEx Corp.	8.000%	1/15/19	4,100	5,154
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	310
Norfolk Southern Corp.	5.750%	1/15/16	3,300	3,602
Norfolk Southern Corp.	7.700%	5/15/17	800	954
Norfolk Southern Corp.	5.750%	4/1/18	3,625	4,180
Ryder System Inc.	3.150%	3/2/15	1,225	1,255
Ryder System Inc.	7.200%	9/1/15	325	355
Ryder System Inc.	3.600%	3/1/16	3,850	4,067
Ryder System Inc.	5.850%	11/1/16	100	112
Ryder System Inc.	2.500%	3/1/17	4,100	4,218
Ryder System Inc.	3.500%	6/1/17	2,325	2,464
Ryder System Inc.	2.500%	3/1/18	1,075	1,095
Ryder System Inc.	2.450%	11/15/18	4,925	4,964
Southwest Airlines Co.	5.750%	12/15/16	1,640	1,833
Southwest Airlines Co.	5.125%	3/1/17	1,600	1,755
1 UAL 2009-1 Pass Through Trust	10.400%	5/1/18	1,388	1,580
1 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	1,983	2,281
Union Pacific Corp.	5.750%	11/15/17	2,200	2,521
Union Pacific Corp.	5.700%	8/15/18	1,825	2,120
Union Pacific Corp.	2.250%	2/15/19	1,800	1,822
United Parcel Service Inc.	1.125%	10/1/17	2,825	2,823
United Parcel Service Inc.	5.500%	1/15/18	4,950	5,684
				4,256,001
Utilities (7.3%)
Electric (4.7%)
Alabama Power Co.	0.550%	10/15/15	1,100	1,101
Alabama Power Co.	5.500%	10/15/17	1,925	2,169
Ameren Illinois Co.	6.125%	11/15/17	625	726
American Electric Power Co. Inc.	1.650%	12/15/17	5,475	5,475
Appalachian Power Co.	3.400%	5/24/15	2,525	2,609
Appalachian Power Co.	5.000%	6/1/17	200	219
Arizona Public Service Co.	4.650%	5/15/15	800	838
Avista Corp.	5.950%	6/1/18	1,450	1,671
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,537
CenterPoint Energy Inc.	6.500%	5/1/18	4,328	5,069
Cleco Power LLC	6.650%	6/15/18	817	964
Cleveland Electric Illuminating Co.	7.880%	11/1/17	575	693
CMS Energy Corp.	4.250%	9/30/15	1,500	1,572
CMS Energy Corp.	6.550%	7/17/17	1,000	1,162
CMS Energy Corp.	5.050%	2/15/18	1,000	1,119
Commonwealth Edison Co.	4.700%	4/15/15	600	628
Commonwealth Edison Co.	5.950%	8/15/16	700	783
Commonwealth Edison Co.	1.950%	9/1/16	500	513
Commonwealth Edison Co.	6.150%	9/15/17	1,475	1,708
Commonwealth Edison Co.	5.800%	3/15/18	4,805	5,555
Commonwealth Edison Co.	2.150%	1/15/19	5,375	5,415
Connecticut Light & Power Co.	5.650%	5/1/18	2,550	2,926
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	2,772	2,998
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,563	6,195
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	2,400	2,785
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	3,575	4,392
Constellation Energy Group Inc.	4.550%	6/15/15	2,975	3,116
Consumers Energy Co.	5.500%	8/15/16	1,300	1,445
Consumers Energy Co.	5.150%	2/15/17	1,000	1,118
Consumers Energy Co.	5.650%	9/15/18	2,000	2,327

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumers Energy Co.	6.125%	3/15/19	4,400	5,243
2 Dayton Power & Light Co.	1.875%	9/15/16	1,975	1,996
Dominion Resources Inc.	5.150%	7/15/15	4,825	5,115
Dominion Resources Inc.	2.250%	9/1/15	1,625	1,662
Dominion Resources Inc.	1.950%	8/15/16	6,180	6,336
Dominion Resources Inc.	1.400%	9/15/17	4,625	4,592
Dominion Resources Inc.	6.000%	11/30/17	2,100	2,411
Dominion Resources Inc.	6.400%	6/15/18	325	380
Dominion Resources Inc.	8.875%	1/15/19	3,300	4,215
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,198
DTE Electric Co.	5.600%	6/15/18	850	971
DTE Energy Co.	6.350%	6/1/16	1,865	2,074
Duke Energy Carolinas LLC	5.300%	10/1/15	3,100	3,331
Duke Energy Carolinas LLC	1.750%	12/15/16	5,125	5,254
Duke Energy Carolinas LLC	5.100%	4/15/18	1,550	1,755
Duke Energy Carolinas LLC	7.000%	11/15/18	2,250	2,753
Duke Energy Corp.	3.350%	4/1/15	6,260	6,445
Duke Energy Corp.	2.150%	11/15/16	3,000	3,095
Duke Energy Corp.	1.625%	8/15/17	8,025	8,078
Duke Energy Corp.	2.100%	6/15/18	1,050	1,061
Duke Energy Corp.	6.250%	6/15/18	2,000	2,350
Duke Energy Florida Inc.	5.100%	12/1/15	2,150	2,319
Duke Energy Florida Inc.	5.800%	9/15/17	265	305
Duke Energy Florida Inc.	5.650%	6/15/18	5,725	6,633
Duke Energy Indiana Inc.	6.050%	6/15/16	500	558
Duke Energy Progress Inc.	5.150%	4/1/15	237	249
Duke Energy Progress Inc.	5.300%	1/15/19	3,300	3,799
Edison International	3.750%	9/15/17	4,275	4,594
Entergy Corp.	4.700%	1/15/17	6,075	6,477
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,325	2,674
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,614
Entergy Texas Inc.	7.125%	2/1/19	2,535	3,081
Exelon Corp.	4.900%	6/15/15	3,675	3,866
Exelon Generation Co. LLC	6.200%	10/1/17	4,615	5,244
Florida Power & Light Co.	5.550%	11/1/17	1,350	1,550
Georgia Power Co.	0.750%	8/10/15	3,550	3,563
Georgia Power Co.	0.625%	11/15/15	3,725	3,725
Georgia Power Co.	5.700%	6/1/17	1,300	1,480
Georgia Power Co.	5.400%	6/1/18	2,500	2,869
1 Integrys Energy Group Inc.	6.110%	12/1/66	2,700	2,713
Jersey Central Power & Light Co.	5.625%	5/1/16	4,425	4,826
Jersey Central Power & Light Co.	5.650%	6/1/17	1,000	1,116
Kansas City Power & Light Co.	6.375%	3/1/18	586	680
Kentucky Utilities Co.	1.625%	11/1/15	350	356
LG&E & KU Energy LLC	2.125%	11/15/15	5,845	5,959
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,223
Metropolitan Edison Co.	7.700%	1/15/19	1,017	1,239
MidAmerican Energy Co.	5.950%	7/15/17	3,539	4,090
2 MidAmerican Energy Holdings Co.	1.100%	5/15/17	2,700	2,697
MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,325	4,984
2 MidAmerican Energy Holdings Co.	2.000%	11/15/18	1,725	1,718
Mississippi Power Co.	2.350%	10/15/16	550	569
National Rural Utilities Cooperative Finance Corp.	1.900%	11/1/15	1,350	1,382
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	4,750	4,985
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	2,700	3,056
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	3,100	3,554

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	4,914	6,695
National Rural Utilities Cooperative Finance Corp.	2.150%	2/1/19	5,000	5,025
Nevada Power Co.	6.500%	5/15/18	475	564
Nevada Power Co.	6.500%	8/1/18	3,070	3,658
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	5,265	5,297
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	560	575
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,865	4,332
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,765
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,075	1,083
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	744
Northeast Utilities	1.450%	5/1/18	3,200	3,138
Northern States Power Co.	1.950%	8/15/15	1,125	1,152
Northern States Power Co.	5.250%	3/1/18	2,800	3,183
NSTAR Electric Co.	5.625%	11/15/17	525	603
Ohio Power Co.	6.000%	6/1/16	4,650	5,178
Ohio Power Co.	6.050%	5/1/18	275	317
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,500	4,173
Pacific Gas & Electric Co.	5.625%	11/30/17	5,095	5,846
Pacific Gas & Electric Co.	8.250%	10/15/18	4,440	5,607
PacifiCorp	5.650%	7/15/18	1,425	1,653
PacifiCorp	5.500%	1/15/19	2,000	2,316
Peco Energy Co.	1.200%	10/15/16	2,125	2,147
Peco Energy Co.	5.350%	3/1/18	2,700	3,076
Pennsylvania Electric Co.	6.050%	9/1/17	3,275	3,668
Pepco Holdings Inc.	2.700%	10/1/15	500	512
PG&E Corp.	5.750%	4/1/14	50	50
PG&E Corp.	2.400%	3/1/19	1,075	1,078
PPL Capital Funding Inc.	1.900%	6/1/18	1,250	1,242
PPL Energy Supply LLC	6.200%	5/15/16	3,625	4,005
PPL Energy Supply LLC	6.500%	5/1/18	450	517
Progress Energy Inc.	5.625%	1/15/16	154	167
PSEG Power LLC	5.500%	12/1/15	975	1,052
PSEG Power LLC	2.750%	9/15/16	300	313
PSEG Power LLC	2.450%	11/15/18	3,000	3,031
Public Service Co. of New Mexico	7.950%	5/15/18	1,265	1,523
Public Service Electric & Gas Co.	2.700%	5/1/15	5,600	5,748
Public Service Electric & Gas Co.	5.300%	5/1/18	2,595	2,972
Public Service Electric & Gas Co.	2.300%	9/15/18	1,600	1,638
San Diego Gas & Electric Co.	5.300%	11/15/15	300	323
Scottish Power Ltd.	5.375%	3/15/15	2,425	2,534
Sierra Pacific Power Co.	6.000%	5/15/16	5,150	5,743
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,225	2,562
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,746
Southern California Edison Co.	4.650%	4/1/15	500	523
Southern California Edison Co.	5.000%	1/15/16	1,200	1,298
Southern California Edison Co.	5.500%	8/15/18	3,700	4,284
Southern Co.	2.375%	9/15/15	3,700	3,798
Southern Co.	1.950%	9/1/16	1,950	1,998
Southern Co.	2.450%	9/1/18	3,000	3,082
Southern Power Co.	4.875%	7/15/15	4,112	4,343
Southwestern Electric Power Co.	5.550%	1/15/17	675	748
Southwestern Electric Power Co.	5.875%	3/1/18	775	884
Southwestern Electric Power Co.	6.450%	1/15/19	2,200	2,587
Southwestern Public Service Co.	8.750%	12/1/18	155	201
Tampa Electric Co.	6.100%	5/15/18	2,150	2,510
TECO Finance Inc.	4.000%	3/15/16	725	769

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TECO Finance Inc.	6.572%	11/1/17	2,385	2,761
TransAlta Corp.	6.650%	5/15/18	2,100	2,409
Union Electric Co.	6.400%	6/15/17	4,215	4,878
Union Electric Co.	6.700%	2/1/19	4,075	4,938
Virginia Electric & Power Co.	5.400%	1/15/16	350	381
Virginia Electric & Power Co.	5.950%	9/15/17	1,000	1,157
Virginia Electric & Power Co.	1.200%	1/15/18	4,100	4,046
Virginia Electric & Power Co.	5.400%	4/30/18	2,400	2,746
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,251
1 Wisconsin Energy Corp.	6.250%	5/15/67	2,275	2,332
Xcel Energy Inc.	0.750%	5/9/16	2,750	2,740

Natural Gas (2.5%)
AGL Capital Corp.	6.375%	7/15/16	775	868
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,598
Boardwalk Pipelines LP	5.500%	2/1/17	1,700	1,847
British Transco Finance Inc.	6.625%	6/1/18	1,385	1,631
Buckeye Partners LP	6.050%	1/15/18	2,525	2,847
Buckeye Partners LP	2.650%	11/15/18	500	502
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,486
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	1,036
CenterPoint Energy Resources Corp.	6.000%	5/15/18	4,000	4,634
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	3,426	3,767
DCP Midstream Operating LP	3.250%	10/1/15	200	207
DCP Midstream Operating LP	2.500%	12/1/17	4,755	4,872
El Paso Natural Gas Co. LLC	5.950%	4/15/17	4,050	4,570
Enbridge Energy Partners LP	5.875%	12/15/16	1,729	1,924
Enbridge Energy Partners LP	6.500%	4/15/18	4,266	4,972
Enbridge Inc.	4.900%	3/1/15	3,200	3,341
Enbridge Inc.	5.600%	4/1/17	2,653	2,980
Energy Transfer Partners LP	6.125%	2/15/17	4,500	5,046
Energy Transfer Partners LP	6.700%	7/1/18	8,025	9,394
Enterprise Products Operating LLC	5.000%	3/1/15	606	633
Enterprise Products Operating LLC	3.700%	6/1/15	3,600	3,737
Enterprise Products Operating LLC	1.250%	8/13/15	1,850	1,867
Enterprise Products Operating LLC	3.200%	2/1/16	4,125	4,313
Enterprise Products Operating LLC	6.300%	9/15/17	4,650	5,411
Enterprise Products Operating LLC	6.650%	4/15/18	4,100	4,859
Enterprise Products Operating LLC	6.500%	1/31/19	3,100	3,705
1 Enterprise Products Operating LLC	8.375%	8/1/66	3,600	4,023
1 Enterprise Products Operating LLC	7.034%	1/15/68	3,265	3,649
Kinder Morgan Energy Partners LP	3.500%	3/1/16	350	367
Kinder Morgan Energy Partners LP	6.000%	2/1/17	3,750	4,222
Kinder Morgan Energy Partners LP	5.950%	2/15/18	9,050	10,373
Kinder Morgan Energy Partners LP	2.650%	2/1/19	375	377
Kinder Morgan Energy Partners LP	9.000%	2/1/19	1,850	2,369
Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,701
National Grid plc	6.300%	8/1/16	4,800	5,391
Nisource Finance Corp.	5.250%	9/15/17	2,900	3,248
Nisource Finance Corp.	6.400%	3/15/18	6,325	7,394
Nisource Finance Corp.	6.800%	1/15/19	1,975	2,366
2 ONE Gas Inc.	2.070%	2/1/19	2,600	2,617
ONEOK Inc.	5.200%	6/15/15	2,125	2,256
ONEOK Partners LP	3.250%	2/1/16	3,200	3,337
ONEOK Partners LP	6.150%	10/1/16	2,450	2,753
ONEOK Partners LP	2.000%	10/1/17	3,175	3,209

Short-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ONEOK Partners LP	3.200%	9/15/18	600	624
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,725	1,983
	Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	2,575	3,018
	Plains All American Pipeline LP /
	PAA Finance Corp.	3.950%	9/15/15	1,700	1,784
	Plains All American Pipeline LP /
	PAA Finance Corp.	6.125%	1/15/17	1,800	2,043
	Plains All American Pipeline LP /
	PAA Finance Corp.	6.500%	5/1/18	3,100	3,653
	Questar Corp.	2.750%	2/1/16	275	283
	Sempra Energy	6.500%	6/1/16	4,874	5,472
	Sempra Energy	2.300%	4/1/17	4,150	4,267
	Sempra Energy	6.150%	6/15/18	7,925	9,260
2	Southern Natural Gas Co. LLC	5.900%	4/1/17	2,858	3,230
	Spectra Energy Capital LLC	6.200%	4/15/18	1,300	1,483
	Spectra Energy Partners LP	2.950%	9/25/18	3,825	3,945
	Sunoco Inc.	5.750%	1/15/17	100	110
	Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	2,525	2,967
	Texas Gas Transmission LLC	4.600%	6/1/15	175	182
	TransCanada PipeLines Ltd.	0.875%	3/2/15	3,725	3,740
	TransCanada PipeLines Ltd.	3.400%	6/1/15	3,475	3,603
	TransCanada PipeLines Ltd.	0.750%	1/15/16	4,625	4,630
	TransCanada PipeLines Ltd.	6.500%	8/15/18	5,317	6,340
	TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,925
1	TransCanada PipeLines Ltd.	6.350%	5/15/67	5,625	5,829
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,375	1,597
	Western Gas Partners LP	2.600%	8/15/18	2,150	2,163
	Williams Partners LP/
	Williams Partners Finance Corp.	7.250%	2/1/17	2,925	3,380

	Other Utility (0.1%)
	American Water Capital Corp.	6.085%	10/15/17	3,000	3,444
	Veolia Environnement SA	6.000%	6/1/18	2,050	2,343
					637,102
Total Corporate Bonds (Cost $8,570,069)					8,675,763

				Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
3	Vanguard Market Liquidity Fund (Cost $81,862)	0.130%		81,862,074	81,862
Total Investments (99.8%) (Cost $8,653,414)					8,759,109
Other Assets and Liabilities (0.2%)
Other Assets					223,175
Liabilities					(206,202)
					16,973
Net Assets (100%)					8,776,082

Short-Term Corporate Bond Index Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	8,654,303
Undistributed Net Investment Income	12,222
Accumulated Net Realized Gains	3,862
Unrealized Appreciation (Depreciation)	105,695
Net Assets	8,776,082

Admiral Shares—Net Assets
Applicable to 22,717,126 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	495,312
Net Asset Value Per Share—Admiral Shares	$21.80

Institutional Shares—Net Assets
Applicable to 13,176,609 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	351,714
Net Asset Value Per Share—Institutional Shares	$26.69

ETF Shares—Net Assets
Applicable to 98,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,929,056
Net Asset Value Per Share—ETF Shares	$80.17

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $64,694,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	76,187
Total Income	76,187
Expenses
The Vanguard Group—Note B
Investment Advisory Services	93
Management and Administrative—Admiral Shares	120
Management and Administrative—Institutional Shares	103
Management and Administrative—ETF Shares	3,178
Marketing and Distribution—Admiral Shares	15
Marketing and Distribution—Institutional Shares	32
Marketing and Distribution—ETF Shares	862
Custodian Fees	54
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	126
Trustees’ Fees and Expenses	2
Total Expenses	4,587
Net Investment Income	71,600
Realized Net Gain (Loss)
Investment Securities Sold	11,694
Futures Contracts	(2,095)
Realized Net Gain (Loss)	9,599
Change in Unrealized Appreciation (Depreciation) of Investment Securities	109,530
Net Increase (Decrease) in Net Assets Resulting from Operations	190,729
1 Interest income from an affiliated company of the fund was $36,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	71,600	106,577
Realized Net Gain (Loss)	9,599	19,513
Change in Unrealized Appreciation (Depreciation)	109,530	(94,825)
Net Increase (Decrease) in Net Assets Resulting from Operations	190,729	31,265
Distributions
Net Investment Income
Admiral Shares[1]	(2,354)	(886)
Institutional Shares	(2,917)	(3,583)
ETF Shares	(53,884)	(102,130)
Realized Capital Gain [2]
Admiral Shares[1]	(608)	(46)
Institutional Shares	(736)	(235)
ETF Shares	(16,740)	(6,926)
Total Distributions	(77,239)	(113,806)
Capital Share Transactions
Admiral Shares[1]	417,282	51,421
Institutional Shares	86,081	101,926
ETF Shares	1,117,116	3,098,685
Net Increase (Decrease) from Capital Share Transactions	1,620,479	3,252,032
Total Increase (Decrease)	1,733,969	3,169,491
Net Assets
Beginning of Period	7,042,113	3,872,622
End of Period[3]	8,776,082	7,042,113

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s distributions and capital share transactions are for the
Signal class.
2 Includes fiscal 2014 and 2013 short-term gain distributions totaling $3,918,000 and $2,033,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $12,222,000 and ($223,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months			Nov. 18,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$21.51	$21.73	$21.26	$21.21
Investment Operations
Net Investment Income	.198	. 414	. 488	. 387
Net Realized and Unrealized Gain (Loss) on Investments	.336	(.189)	.494	.091
Total from Investment Operations	.534	.225	.982	.478
Distributions
Dividends from Net Investment Income	(.195)	(. 413)	(. 487)	(. 410)
Distributions from Realized Capital Gains	(. 049)	(. 032)	(. 025)	(. 018)
Total Distributions	(. 244)	(. 445)	(. 512)	(. 428)
Net Asset Value, End of Period	$21.80	$21.51	$21.73	$21.26

Total Return[2]	2.49%	1.03%	4.69%	2.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$495	$76	$25	$3
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%[3]
Ratio of Net Investment Income to Average Net Assets	1.85%	1.92%	2.33%	2.39%[3]
Portfolio Turnover Rate [4]	53%	61%	65%	63%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months				Nov. 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.33	$26.60	$26.03	$25.90	$25.02
Investment Operations
Net Investment Income	. 246	. 516	. 605	. 619	. 453
Net Realized and Unrealized Gain (Loss)
on Investments	.416	(.233)	.599	.151	.882
Total from Investment Operations	.662	.283	1.204	.770	1.335
Distributions
Dividends from Net Investment Income	(. 242)	(. 514)	(. 603)	(. 618)	(. 455)
Distributions from Realized Capital Gains	(. 060)	(. 039)	(. 031)	(. 022)	—
Total Distributions	(. 302)	(. 553)	(. 634)	(. 640)	(. 455)
Net Asset Value, End of Period	$26.69	$26.33	$26.60	$26.03	$25.90

Total Return[2]	2.52%	1.06%	4.70%	3.01%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$352	$262	$161	$125	$134
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to
Average Net Assets	1.88%	1.95%	2.36%	2.44%	2.62%[3]
Portfolio Turnover Rate [4]	53%	61%	65%	63%	68%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				Nov, 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$78.97	$79.78	$78.06	$77.68	$75.05
Investment Operations
Net Investment Income	.719	1.523	1.793	1.815	1.334
Net Realized and Unrealized Gain (Loss)
on Investments	1.255	(.699)	1.808	.443	2.636
Total from Investment Operations	1.974	.824	3.601	2.258	3.970
Distributions
Dividends from Net Investment Income	(.594)	(1.517)	(1.789)	(1.813)	(1.340)
Distributions from Realized Capital Gains	(.180)	(.117)	(. 092)	(. 065)
Total Distributions	(.774)	(1.634)	(1.881)	(1.878)	(1.340)
Net Asset Value, End of Period	$80.17	$78.97	$79.78	$78.06	$77.68

Total Return	2.51%	1.03%	4.68%	2.94%	5.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,929	$6,705	$3,686	$1,905	$707
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	1.85%	1.92%	2.33%	2.39%	2.56%[2]
Portfolio Turnover Rate [3]	53%	61%	65%	63%	68%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Effective in October 2013, Signal Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of average net assets, based on average aggregate settlement values. The fund had no open futures contracts at February 28, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Short-Term Corporate Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares prior to the elimination of the fee in October 2013 were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $945,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,484	—
Corporate Bonds	—	8,675,763	—
Temporary Cash Investments	81,862	—	—
Total	81,862	8,677,247	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will

Short-Term Corporate Bond Index Fund

reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2014, the fund realized $2,115,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2014, the cost of investment securities for tax purposes was $8,654,501,000.

Net unrealized appreciation of investment securities for tax purposes was $104,608,000, consisting of unrealized gains of $110,620,000 on securities that had risen in value since their purchase and $6,012,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $2,650,921,000 of investment securities and sold $1,075,952,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,063,746,000 and $1,075,433,000, respectively. Total purchases and sales include $1,246,219,000 and $133,261,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	486,997	22,403	60,095	2,764
Issued in Lieu of Cash Distributions	2,510	116	674	31
Redeemed	(72,225)	(3,321)	(9,348)	(430)
Net Increase (Decrease)—Admiral Shares	417,282	19,198	51,421	2,365
Institutional Shares
Issued [2]	96,309	3,625	107,808	4,088
Issued in Lieu of Cash Distributions	3,308	124	3,818	143
Redeemed	(13,536)	(510)	(9,700)	(363)
Net Increase (Decrease)—Institutional Shares	86,081	3,239	101,926	3,868
ETF Shares
Issued [2]	1,308,144	16,400	3,209,688	40,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(191,028)	(2,400)	(111,003)	(1,400)
Net Increase (Decrease)—ETF Shares	1,117,116	14,000	3,098,685	38,700

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s capital share transactions are for the Signal class.
2 Includes purchase fees for fiscal 2014 and 2013 of $127,000 and $382,000, respectively (fund totals). Effective in October 2013, the purchase fee was eliminated.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VICSX	VICBX	VCIT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	3.23%	3.26%	3.23%

Financial Attributes

		Barclays
		5–10 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,438	1,622	8,737
Yield to Maturity
(before expenses)	3.3%	3.4%	2.2%
Average Coupon	4.4%	4.4%	3.3%
Average Duration	6.4 years	6.5 years	5.5 years
Average Effective
Maturity	7.4 years	7.5 years	7.6 years
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of portfolio)
Finance	30.5%
Industrial	59.2
Treasury/Agency	0.2
Utilities	9.4
Other	0.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	5–10 Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.66
Beta	1.04	1.44
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.7%
1 - 3 Years	0.7
3 - 5 Years	1.1
5 - 10 Years	97.2
10 - 20 Years	0.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.2%
Aaa	1.4
Aa	7.2
A	41.1
Baa	50.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares.

Intermediate-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2014
		Barclays
		5–10 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	11.30%	11.41%
2011	5.65	6.19
2012	10.43	10.07
2013	-1.64	-1.27
2014	5.34	5.16
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Admiral Shares	3/2/2010	-1.79%	3.83%	2.73%	6.56%
Fee-Adjusted Returns		-2.04			6.49
Institutional Shares	11/19/2009	-1.78	3.89	2.82	6.71
Fee-Adjusted Returns		-2.02			6.64
ETF Shares	11/19/2009
Market Price		-2.00			6.68
Net Asset Value		-1.80			6.66

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
United States Treasury Note/Bond	1.500%	1/31/19	8,200	8,204
United States Treasury Note/Bond	1.500%	2/28/19	31,479	31,464
United States Treasury Note/Bond	2.750%	2/15/24	895	902
Total U.S. Government and Agency Obligations (Cost $40,557)				40,570
Corporate Bonds (97.4%)
Finance (29.9%)
Banking (16.5%)
American Express Co.	8.125%	5/20/19	1,575	2,013
American Express Co.	2.650%	12/2/22	4,463	4,236
Bancolombia SA	5.950%	6/3/21	2,900	3,051
Bank of America Corp.	5.490%	3/15/19	1,075	1,204
Bank of America Corp.	7.625%	6/1/19	8,675	10,806
Bank of America Corp.	5.625%	7/1/20	9,870	11,352
Bank of America Corp.	5.875%	1/5/21	3,175	3,712
Bank of America Corp.	5.000%	5/13/21	5,345	5,941
Bank of America Corp.	5.700%	1/24/22	6,375	7,355
Bank of America Corp.	3.300%	1/11/23	15,275	14,979
Bank of America Corp.	4.100%	7/24/23	5,850	5,998
Bank of America Corp.	4.125%	1/22/24	5,600	5,713
Bank of Montreal	2.550%	11/6/22	3,000	2,839
Bank of New York Mellon Corp.	2.200%	3/4/19	1,125	1,132
Bank of New York Mellon Corp.	5.450%	5/15/19	1,600	1,849
Bank of New York Mellon Corp.	4.600%	1/15/20	2,425	2,691
Bank of New York Mellon Corp.	4.150%	2/1/21	650	705
Bank of New York Mellon Corp.	3.550%	9/23/21	4,175	4,336
Bank of New York Mellon Corp.	3.650%	2/4/24	2,050	2,085
Bank of Nova Scotia	4.375%	1/13/21	2,200	2,423
Barclays Bank plc	6.750%	5/22/19	3,904	4,723
Barclays Bank plc	5.125%	1/8/20	5,490	6,224
Barclays Bank plc	5.140%	10/14/20	3,425	3,703
BB&T Corp.	6.850%	4/30/19	2,075	2,538
BB&T Corp.	5.250%	11/1/19	1,650	1,875
BB&T Corp.	3.950%	3/22/22	1,609	1,660
BNP Paribas SA	5.000%	1/15/21	8,790	9,759
BNP Paribas SA	3.250%	3/3/23	3,350	3,259
Capital One Bank USA NA	8.800%	7/15/19	1,650	2,130
Capital One Bank USA NA	3.375%	2/15/23	3,955	3,827

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Capital One Financial Corp.	4.750%	7/15/21	3,675	4,019
Capital One Financial Corp.	3.500%	6/15/23	2,415	2,358
Citigroup Inc.	8.500%	5/22/19	9,883	12,697
Citigroup Inc.	5.375%	8/9/20	6,999	7,916
Citigroup Inc.	4.500%	1/14/22	4,750	5,061
Citigroup Inc.	4.050%	7/30/22	1,925	1,947
Citigroup Inc.	3.375%	3/1/23	4,825	4,696
Citigroup Inc.	3.500%	5/15/23	4,525	4,283
Citigroup Inc.	3.875%	10/25/23	5,175	5,170
City National Corp.	5.250%	9/15/20	1,050	1,180
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	5,140	5,592
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	8,800	9,084
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	3,575	3,534
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.625%	12/1/23	5,775	5,943
Credit Suisse	5.300%	8/13/19	4,670	5,362
Credit Suisse	5.400%	1/14/20	3,825	4,308
Credit Suisse	4.375%	8/5/20	3,660	3,996
1 Deutsche Bank AG	4.296%	5/24/28	4,750	4,437
Discover Bank	7.000%	4/15/20	3,475	4,124
Discover Bank	4.200%	8/8/23	2,150	2,198
Discover Financial Services	3.850%	11/21/22	2,002	1,975
Fifth Third Bancorp	3.500%	3/15/22	825	830
Fifth Third Bancorp	4.300%	1/16/24	2,200	2,220
First Niagara Financial Group Inc.	6.750%	3/19/20	1,100	1,287
First Niagara Financial Group Inc.	7.250%	12/15/21	950	1,111
FirstMerit Corp.	4.350%	2/4/23	1,125	1,147
Goldman Sachs Group Inc.	5.375%	3/15/20	8,454	9,504
Goldman Sachs Group Inc.	6.000%	6/15/20	5,655	6,559
Goldman Sachs Group Inc.	5.250%	7/27/21	11,325	12,617
Goldman Sachs Group Inc.	5.750%	1/24/22	13,733	15,626
Goldman Sachs Group Inc.	3.625%	1/22/23	7,250	7,135
Goldman Sachs Group Inc.	4.000%	3/3/24	4,000	3,995
HSBC Bank USA NA	4.875%	8/24/20	3,380	3,702
HSBC Holdings plc	5.100%	4/5/21	8,275	9,288
HSBC Holdings plc	4.875%	1/14/22	2,525	2,770
HSBC Holdings plc	4.000%	3/30/22	5,900	6,113
HSBC USA Inc.	5.000%	9/27/20	1,950	2,120
Huntington Bancshares Inc.	7.000%	12/15/20	675	802
Intesa Sanpaolo SPA	5.250%	1/12/24	3,000	3,101
JPMorgan Chase & Co.	6.300%	4/23/19	8,275	9,816
JPMorgan Chase & Co.	4.950%	3/25/20	5,597	6,256
JPMorgan Chase & Co.	4.400%	7/22/20	7,425	8,087
JPMorgan Chase & Co.	4.250%	10/15/20	8,700	9,364
JPMorgan Chase & Co.	4.625%	5/10/21	5,325	5,845
JPMorgan Chase & Co.	4.350%	8/15/21	8,350	8,955
JPMorgan Chase & Co.	4.500%	1/24/22	10,150	10,977
JPMorgan Chase & Co.	3.250%	9/23/22	9,150	8,978
JPMorgan Chase & Co.	3.200%	1/25/23	5,600	5,436
JPMorgan Chase & Co.	3.375%	5/1/23	5,525	5,256
JPMorgan Chase & Co.	3.875%	2/1/24	8,350	8,410
KeyCorp	5.100%	3/24/21	3,300	3,694
Lloyds Bank plc	6.375%	1/21/21	3,333	4,010

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	7.300%	5/13/19	9,840	12,066
Morgan Stanley	5.625%	9/23/19	8,815	10,121
Morgan Stanley	5.500%	1/26/20	6,200	7,071
Morgan Stanley	5.500%	7/24/20	6,961	7,926
Morgan Stanley	5.750%	1/25/21	7,152	8,225
Morgan Stanley	5.500%	7/28/21	6,425	7,320
Morgan Stanley	4.875%	11/1/22	6,150	6,477
Morgan Stanley	3.750%	2/25/23	7,875	7,853
Morgan Stanley	4.100%	5/22/23	4,725	4,683
National Australia Bank Ltd.	3.000%	1/20/23	2,950	2,815
National City Corp.	6.875%	5/15/19	2,550	3,064
Northern Trust Corp.	3.450%	11/4/20	2,125	2,256
Northern Trust Corp.	3.375%	8/23/21	1,650	1,718
Northern Trust Corp.	2.375%	8/2/22	1,375	1,313
People’s United Financial Inc.	3.650%	12/6/22	1,650	1,610
PNC Bank NA	2.700%	11/1/22	3,250	3,060
PNC Bank NA	2.950%	1/30/23	1,675	1,598
PNC Bank NA	3.800%	7/25/23	2,050	2,073
PNC Financial Services Group Inc.	2.854%	11/9/22	850	817
PNC Funding Corp.	6.700%	6/10/19	4,940	6,028
PNC Funding Corp.	5.125%	2/8/20	2,727	3,121
PNC Funding Corp.	4.375%	8/11/20	1,050	1,157
PNC Funding Corp.	3.300%	3/8/22	1,877	1,883
Royal Bank of Scotland Group plc	6.400%	10/21/19	4,911	5,703
Royal Bank of Scotland plc	5.625%	8/24/20	3,638	4,141
Royal Bank of Scotland plc	6.125%	1/11/21	2,600	3,049
State Street Corp.	4.375%	3/7/21	2,675	2,949
State Street Corp.	3.100%	5/15/23	3,400	3,253
State Street Corp.	3.700%	11/20/23	2,635	2,694
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,475	2,438
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	775	745
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	2,100	2,157
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	975	1,000
SunTrust Bank	2.750%	5/1/23	2,325	2,199
UBS AG	4.875%	8/4/20	6,302	7,049
UnionBanCal Corp.	3.500%	6/18/22	700	710
US Bancorp	4.125%	5/24/21	2,756	2,992
US Bancorp	3.000%	3/15/22	3,350	3,337
US Bancorp	2.950%	7/15/22	3,325	3,201
US Bancorp	3.700%	1/30/24	1,850	1,891
Wells Fargo & Co.	3.000%	1/22/21	4,050	4,088
Wells Fargo & Co.	4.600%	4/1/21	8,022	8,928
Wells Fargo & Co.	3.500%	3/8/22	7,400	7,579
Wells Fargo & Co.	3.450%	2/13/23	5,975	5,833
Wells Fargo & Co.	4.125%	8/15/23	6,200	6,311
Wells Fargo & Co.	4.480%	1/16/24	1,000	1,045
Westpac Banking Corp.	4.875%	11/19/19	5,988	6,726
Zions Bancorporation	4.500%	6/13/23	800	803

Brokerage (1.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	875	882
Ameriprise Financial Inc.	7.300%	6/28/19	1,000	1,236
Ameriprise Financial Inc.	5.300%	3/15/20	1,475	1,697
Ameriprise Financial Inc.	4.000%	10/15/23	4,175	4,311
BlackRock Inc.	5.000%	12/10/19	3,150	3,601
BlackRock Inc.	4.250%	5/24/21	1,700	1,849

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BlackRock Inc.	3.375%	6/1/22	1,400	1,428
Charles Schwab Corp.	4.450%	7/22/20	2,350	2,594
Charles Schwab Corp.	3.225%	9/1/22	575	569
Eaton Vance Corp.	3.625%	6/15/23	1,000	996
Franklin Resources Inc.	2.800%	9/15/22	2,800	2,700
Invesco Finance plc	3.125%	11/30/22	2,600	2,526
Invesco Finance plc	4.000%	1/30/24	1,700	1,741
Jefferies Group LLC	8.500%	7/15/19	2,230	2,772
Jefferies Group LLC	6.875%	4/15/21	1,385	1,619
Jefferies Group LLC	5.125%	1/20/23	1,900	2,022
Lazard Group LLC	4.250%	11/14/20	1,375	1,442
Legg Mason Inc.	5.500%	5/21/19	2,050	2,289
Leucadia National Corp.	5.500%	10/18/23	2,200	2,313
Nomura Holdings Inc.	6.700%	3/4/20	4,775	5,609
Raymond James Financial Inc.	8.600%	8/15/19	500	634
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,500	1,741

Finance Companies (2.3%)
Air Lease Corp.	4.750%	3/1/20	1,900	1,990
Block Financial LLC	5.500%	11/1/22	1,500	1,606
GATX Corp.	2.500%	7/30/19	2,100	2,098
GATX Corp.	4.750%	6/15/22	975	1,033
GATX Corp.	3.900%	3/30/23	725	726
General Electric Capital Corp.	6.000%	8/7/19	8,136	9,648
General Electric Capital Corp.	2.100%	12/11/19	1,375	1,377
General Electric Capital Corp.	5.500%	1/8/20	5,225	6,066
General Electric Capital Corp.	5.550%	5/4/20	4,951	5,772
General Electric Capital Corp.	4.375%	9/16/20	5,600	6,148
General Electric Capital Corp.	4.625%	1/7/21	6,513	7,215
General Electric Capital Corp.	5.300%	2/11/21	6,350	7,162
General Electric Capital Corp.	4.650%	10/17/21	9,225	10,184
General Electric Capital Corp.	3.150%	9/7/22	4,700	4,642
General Electric Capital Corp.	3.100%	1/9/23	8,625	8,437
HSBC Finance Corp.	6.676%	1/15/21	8,533	10,021
Prospect Capital Corp.	5.875%	3/15/23	825	817

Insurance (5.3%)
ACE INA Holdings Inc.	5.900%	6/15/19	1,775	2,104
ACE INA Holdings Inc.	2.700%	3/13/23	1,172	1,105
AEGON Funding Co. LLC	5.750%	12/15/20	1,520	1,763
Aetna Inc.	3.950%	9/1/20	3,735	3,974
Aetna Inc.	2.750%	11/15/22	3,900	3,675
Aflac Inc.	8.500%	5/15/19	1,100	1,432
Aflac Inc.	4.000%	2/15/22	2,300	2,404
Aflac Inc.	3.625%	6/15/23	2,575	2,579
Alleghany Corp.	5.625%	9/15/20	300	340
Alleghany Corp.	4.950%	6/27/22	2,475	2,657
Allied World Assurance Co. Ltd.	5.500%	11/15/20	375	419
Allstate Corp.	3.150%	6/15/23	2,700	2,654
1 Allstate Corp.	5.750%	8/15/53	2,300	2,392
Alterra Finance LLC	6.250%	9/30/20	320	372
American Financial Group Inc.	9.875%	6/15/19	2,650	3,447
American International Group Inc.	3.375%	8/15/20	3,350	3,452
American International Group Inc.	6.400%	12/15/20	5,049	6,047
American International Group Inc.	4.875%	6/1/22	4,150	4,553
American International Group Inc.	4.125%	2/15/24	2,925	3,001

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aon Corp.	5.000%	9/30/20	1,725	1,935
Aon plc	4.000%	11/27/23	1,125	1,150
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	114
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,950	1,979
Assurant Inc.	4.000%	3/15/23	1,000	993
Axis Specialty Finance LLC	5.875%	6/1/20	1,692	1,923
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,425	2,480
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,924	3,205
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,200	3,171
Berkshire Hathaway Inc.	3.750%	8/15/21	2,125	2,247
Berkshire Hathaway Inc.	3.000%	2/11/23	1,300	1,272
Cigna Corp.	5.125%	6/15/20	690	777
Cigna Corp.	4.500%	3/15/21	2,924	3,174
Cigna Corp.	4.000%	2/15/22	1,425	1,480
CNA Financial Corp.	7.350%	11/15/19	1,764	2,188
CNA Financial Corp.	5.875%	8/15/20	2,202	2,561
Coventry Health Care Inc.	5.450%	6/15/21	1,400	1,587
Fidelity National Financial Inc.	5.500%	9/1/22	975	1,029
First American Financial Corp.	4.300%	2/1/23	725	709
Genworth Holdings Inc.	7.700%	6/15/20	900	1,106
Genworth Holdings Inc.	7.200%	2/15/21	2,025	2,428
Genworth Holdings Inc.	7.625%	9/24/21	2,625	3,229
Genworth Holdings Inc.	4.900%	8/15/23	1,750	1,830
Hanover Insurance Group Inc.	6.375%	6/15/21	725	815
Hartford Financial Services Group Inc.	5.500%	3/30/20	1,454	1,667
Hartford Financial Services Group Inc.	5.125%	4/15/22	2,700	3,014
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,000	1,167
Humana Inc.	3.150%	12/1/22	1,433	1,368
Infinity Property & Casualty Corp.	5.000%	9/19/22	575	594
ING US Inc.	5.500%	7/15/22	1,600	1,788
Lincoln National Corp.	8.750%	7/1/19	1,925	2,492
Lincoln National Corp.	6.250%	2/15/20	1,350	1,587
Lincoln National Corp.	4.200%	3/15/22	1,172	1,233
Lincoln National Corp.	4.000%	9/1/23	1,000	1,020
Loews Corp.	2.625%	5/15/23	1,300	1,203
Manulife Financial Corp.	4.900%	9/17/20	1,025	1,128
Markel Corp.	7.125%	9/30/19	1,000	1,201
Markel Corp.	5.350%	6/1/21	380	424
Markel Corp.	4.900%	7/1/22	2,375	2,541
Markel Corp.	3.625%	3/30/23	1,025	991
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,800	2,363
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,425	1,556
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	100	102
MetLife Inc.	4.750%	2/8/21	4,550	5,088
MetLife Inc.	3.048%	12/15/22	475	461
MetLife Inc.	4.368%	9/15/23	3,000	3,171
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	681
OneBeacon US Holdings Inc.	4.600%	11/9/22	725	728
PartnerRe Finance B LLC	5.500%	6/1/20	2,095	2,348
Primerica Inc.	4.750%	7/15/22	750	789
Principal Financial Group Inc.	8.875%	5/15/19	1,000	1,290
Principal Financial Group Inc.	3.300%	9/15/22	725	707
Principal Financial Group Inc.	3.125%	5/15/23	1,250	1,194
ProAssurance Corp.	5.300%	11/15/23	700	747
Progressive Corp.	3.750%	8/23/21	1,563	1,648
Protective Life Corp.	7.375%	10/15/19	1,100	1,349

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	7.375%	6/15/19	2,525	3,144
Prudential Financial Inc.	5.375%	6/21/20	3,225	3,703
Prudential Financial Inc.	4.500%	11/15/20	1,400	1,534
Prudential Financial Inc.	4.500%	11/16/21	1,180	1,288
1 Prudential Financial Inc.	5.875%	9/15/42	3,150	3,276
1 Prudential Financial Inc.	5.625%	6/15/43	4,175	4,279
Reinsurance Group of America Inc.	6.450%	11/15/19	1,600	1,870
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,379
Reinsurance Group of America Inc.	4.700%	9/15/23	550	577
Torchmark Corp.	9.250%	6/15/19	1,000	1,295
Torchmark Corp.	3.800%	9/15/22	700	701
Travelers Cos. Inc.	5.900%	6/2/19	1,490	1,758
Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,206
Trinity Acquisition plc	4.625%	8/15/23	725	739
UnitedHealth Group Inc.	1.625%	3/15/19	200	196
UnitedHealth Group Inc.	3.875%	10/15/20	1,275	1,360
UnitedHealth Group Inc.	4.700%	2/15/21	1,350	1,498
UnitedHealth Group Inc.	3.375%	11/15/21	1,725	1,749
UnitedHealth Group Inc.	2.875%	3/15/22	1,750	1,704
UnitedHealth Group Inc.	2.750%	2/15/23	3,650	3,450
UnitedHealth Group Inc.	2.875%	3/15/23	2,400	2,291
Unum Group	5.625%	9/15/20	825	914
WellPoint Inc.	4.350%	8/15/20	2,900	3,117
WellPoint Inc.	3.700%	8/15/21	1,500	1,536
WellPoint Inc.	3.125%	5/15/22	2,000	1,927
WellPoint Inc.	3.300%	1/15/23	3,800	3,656
Willis Group Holdings plc	5.750%	3/15/21	1,400	1,553
WR Berkley Corp.	7.375%	9/15/19	750	903
WR Berkley Corp.	5.375%	9/15/20	1,050	1,169
WR Berkley Corp.	4.625%	3/15/22	1,500	1,579
XLIT Ltd.	5.750%	10/1/21	1,265	1,463

Other Finance (0.2%)
CME Group Inc.	3.000%	9/15/22	2,275	2,245
IntercontinentalExchange Group Inc.	4.000%	10/15/23	1,975	2,059
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	916
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,750	1,935

Real Estate Investment Trusts (4.4%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,125	1,171
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	1,400	1,357
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,100	1,055
2 ARC Properties Operating Partnership LP/
Clark Acquisition LLC	4.600%	2/6/24	1,550	1,557
AvalonBay Communities Inc.	3.625%	10/1/20	1,000	1,040
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,047
AvalonBay Communities Inc.	2.950%	9/15/22	1,775	1,689
AvalonBay Communities Inc.	2.850%	3/15/23	600	559
AvalonBay Communities Inc.	4.200%	12/15/23	1,500	1,542
BioMed Realty LP	4.250%	7/15/22	3,000	2,978
Boston Properties LP	5.875%	10/15/19	2,109	2,455
Boston Properties LP	5.625%	11/15/20	2,575	2,959
Boston Properties LP	4.125%	5/15/21	2,425	2,557
Boston Properties LP	3.850%	2/1/23	3,355	3,404
Boston Properties LP	3.125%	9/1/23	475	452

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boston Properties LP	3.800%	2/1/24	2,175	2,170
	Brandywine Operating Partnership LP	3.950%	2/15/23	625	612
	BRE Properties Inc.	3.375%	1/15/23	1,696	1,607
	Camden Property Trust	4.625%	6/15/21	2,100	2,255
	Camden Property Trust	2.950%	12/15/22	1,425	1,328
	CBL & Associates LP	5.250%	12/1/23	1,300	1,349
	CommonWealth REIT	5.875%	9/15/20	800	854
	Corporate Office Properties LP	3.600%	5/15/23	975	908
	CubeSmart LP	4.800%	7/15/22	575	608
	CubeSmart LP	4.375%	12/15/23	1,150	1,167
2	DCT Industrial Trust Inc.	4.500%	10/15/23	700	701
	DDR Corp.	7.875%	9/1/20	1,500	1,879
	DDR Corp.	3.500%	1/15/21	900	902
	DDR Corp.	4.625%	7/15/22	1,499	1,575
	DDR Corp.	3.375%	5/15/23	850	806
	Digital Realty Trust LP	5.875%	2/1/20	1,600	1,773
	Digital Realty Trust LP	5.250%	3/15/21	2,160	2,272
	Digital Realty Trust LP	3.625%	10/1/22	775	722
	Duke Realty LP	8.250%	8/15/19	1,250	1,562
	Duke Realty LP	6.750%	3/15/20	1,650	1,924
	Duke Realty LP	3.875%	10/15/22	1,650	1,611
	EPR Properties	7.750%	7/15/20	500	588
	EPR Properties	5.750%	8/15/22	1,300	1,371
	EPR Properties	5.250%	7/15/23	1,000	1,021
	Equity One Inc.	3.750%	11/15/22	1,000	965
	ERP Operating LP	4.750%	7/15/20	2,550	2,800
	ERP Operating LP	4.625%	12/15/21	2,650	2,882
	ERP Operating LP	3.000%	4/15/23	875	833
	Essex Portfolio LP	3.625%	8/15/22	800	780
	Essex Portfolio LP	3.250%	5/1/23	1,075	1,005
	Federal Realty Investment Trust	3.000%	8/1/22	575	557
	Federal Realty Investment Trust	2.750%	6/1/23	925	870
	HCP Inc.	2.625%	2/1/20	3,075	3,016
	HCP Inc.	5.375%	2/1/21	2,658	2,983
	HCP Inc.	3.150%	8/1/22	1,525	1,455
	HCP Inc.	4.250%	11/15/23	1,900	1,948
	Health Care REIT Inc.	4.125%	4/1/19	2,556	2,726
	Health Care REIT Inc.	6.125%	4/15/20	1,100	1,264
	Health Care REIT Inc.	4.950%	1/15/21	1,260	1,360
	Health Care REIT Inc.	5.250%	1/15/22	1,665	1,832
	Health Care REIT Inc.	3.750%	3/15/23	2,025	1,995
	Health Care REIT Inc.	4.500%	1/15/24	725	749
	Healthcare Realty Trust Inc.	5.750%	1/15/21	1,525	1,688
	Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,095
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	875	837
	Highwoods Realty LP	3.625%	1/15/23	700	664
	Hospitality Properties Trust	5.000%	8/15/22	1,225	1,277
	Hospitality Properties Trust	4.500%	6/15/23	1,375	1,374
	Kilroy Realty LP	3.800%	1/15/23	2,000	1,948
	Kimco Realty Corp.	6.875%	10/1/19	950	1,142
	Kimco Realty Corp.	3.125%	6/1/23	1,100	1,034
	Liberty Property LP	4.125%	6/15/22	1,581	1,597
	Liberty Property LP	3.375%	6/15/23	1,225	1,149
	Liberty Property LP	4.400%	2/15/24	1,825	1,868
	Mack-Cali Realty LP	7.750%	8/15/19	1,475	1,778
	Mack-Cali Realty LP	4.500%	4/18/22	200	203

104

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mack-Cali Realty LP	3.150%	5/15/23	500	445
Mid-America Apartments LP	4.300%	10/15/23	1,775	1,794
National Retail Properties Inc.	3.800%	10/15/22	1,725	1,697
National Retail Properties Inc.	3.300%	4/15/23	900	844
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,752
Piedmont Operating Partnership LP	3.400%	6/1/23	700	646
Piedmont Operating Partnership LP	4.450%	3/15/24	1,375	1,379
ProLogis LP	6.875%	3/15/20	3,150	3,790
ProLogis LP	4.250%	8/15/23	1,300	1,329
Realty Income Corp.	6.750%	8/15/19	2,200	2,614
Realty Income Corp.	5.750%	1/15/21	450	508
Realty Income Corp.	3.250%	10/15/22	2,020	1,932
Realty Income Corp.	4.650%	8/1/23	1,525	1,605
Regency Centers LP	4.800%	4/15/21	500	536
Retail Opportunity Investments Corp.	5.000%	12/15/23	750	779
Simon Property Group LP	10.350%	4/1/19	2,450	3,337
Simon Property Group LP	5.650%	2/1/20	3,326	3,890
Simon Property Group LP	4.375%	3/1/21	2,425	2,642
Simon Property Group LP	4.125%	12/1/21	2,350	2,517
Simon Property Group LP	3.375%	3/15/22	1,529	1,541
Simon Property Group LP	2.750%	2/1/23	1,000	949
Simon Property Group LP	3.750%	2/1/24	2,525	2,557
Tanger Properties LP	3.875%	12/1/23	1,750	1,757
UDR Inc.	3.700%	10/1/20	350	360
UDR Inc.	4.625%	1/10/22	1,700	1,809
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	2,025	2,168
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	3,125	3,080
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,695	2,931
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	895	923
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	1,150	1,101
Vornado Realty LP	5.000%	1/15/22	700	751
Washington REIT	4.950%	10/1/20	425	452
Washington REIT	3.950%	10/15/22	1,050	1,031
Weingarten Realty Investors	3.375%	10/15/22	600	569
Weingarten Realty Investors	3.500%	4/15/23	1,175	1,108
Weingarten Realty Investors	4.450%	1/15/24	725	730
				1,111,873
Industrial (58.2%)
Basic Industry (7.8%)
Agrium Inc.	3.150%	10/1/22	1,805	1,694
Agrium Inc.	3.500%	6/1/23	2,175	2,073
Air Products & Chemicals Inc.	4.375%	8/21/19	1,100	1,216
Air Products & Chemicals Inc.	3.000%	11/3/21	1,650	1,630
Air Products & Chemicals Inc.	2.750%	2/3/23	1,400	1,329
Airgas Inc.	2.900%	11/15/22	800	746
Albemarle Corp.	4.500%	12/15/20	925	968
Alcoa Inc.	6.150%	8/15/20	2,125	2,352
Alcoa Inc.	5.400%	4/15/21	4,855	5,107
Allegheny Technologies Inc.	9.375%	6/1/19	1,900	2,324
Allegheny Technologies Inc.	5.950%	1/15/21	265	280
Allegheny Technologies Inc.	5.875%	8/15/23	1,000	1,043
Barrick Gold Corp.	6.950%	4/1/19	1,925	2,292
Barrick Gold Corp.	3.850%	4/1/22	4,125	3,962
Barrick Gold Corp.	4.100%	5/1/23	5,400	5,182
Barrick North America Finance LLC	4.400%	5/30/21	5,401	5,465
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,150	5,004

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	4,150	4,233
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	3,950	3,891
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	3,925	4,018
	Braskem Finance Ltd.	6.450%	2/3/24	1,525	1,549
	Cabot Corp.	3.700%	7/15/22	1,000	986
	Carpenter Technology Corp.	5.200%	7/15/21	200	211
	Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,494
	Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,315	2,699
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,275	2,299
	CF Industries Inc.	7.125%	5/1/20	3,990	4,778
	CF Industries Inc.	3.450%	6/1/23	2,400	2,278
	Cliffs Natural Resources Inc.	5.900%	3/15/20	1,100	1,143
	Cliffs Natural Resources Inc.	4.800%	10/1/20	1,500	1,470
	Cliffs Natural Resources Inc.	4.875%	4/1/21	2,150	2,083
	Cytec Industries Inc.	3.500%	4/1/23	725	691
	Dow Chemical Co.	8.550%	5/15/19	6,300	8,167
	Dow Chemical Co.	4.250%	11/15/20	3,475	3,728
	Dow Chemical Co.	4.125%	11/15/21	3,594	3,775
	Dow Chemical Co.	3.000%	11/15/22	6,818	6,512
	Eastman Chemical Co.	5.500%	11/15/19	1,196	1,354
	Eastman Chemical Co.	4.500%	1/15/21	500	529
	Eastman Chemical Co.	3.600%	8/15/22	2,600	2,584
	Ecolab Inc.	4.350%	12/8/21	4,625	4,962
	EI du Pont de Nemours & Co.	4.625%	1/15/20	3,625	4,061
	EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,462
	EI du Pont de Nemours & Co.	4.250%	4/1/21	900	979
	EI du Pont de Nemours & Co.	2.800%	2/15/23	4,400	4,157
	FMC Corp.	3.950%	2/1/22	750	768
	FMC Corp.	4.100%	2/1/24	1,150	1,183
	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	2,867	2,841
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	6,775	6,538
	Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	7,255	7,012
	Georgia-Pacific LLC	8.000%	1/15/24	1,330	1,760
	Goldcorp Inc.	3.700%	3/15/23	3,200	3,051
	International Paper Co.	9.375%	5/15/19	2,725	3,593
	International Paper Co.	7.500%	8/15/21	3,140	3,965
	International Paper Co.	4.750%	2/15/22	1,650	1,791
	Kinross Gold Corp.	5.125%	9/1/21	1,950	1,946
2	Kinross Gold Corp.	5.950%	3/15/24	300	299
	LYB International Finance BV	4.000%	7/15/23	2,275	2,318
	LyondellBasell Industries NV	5.000%	4/15/19	6,300	7,025
	LyondellBasell Industries NV	6.000%	11/15/21	2,975	3,488
	MeadWestvaco Corp.	7.375%	9/1/19	750	906
	Methanex Corp.	3.250%	12/15/19	1,025	1,031
	Mosaic Co.	3.750%	11/15/21	1,325	1,339
	Mosaic Co.	4.250%	11/15/23	2,250	2,286
	NewMarket Corp.	4.100%	12/15/22	1,050	1,042
	Newmont Mining Corp.	5.125%	10/1/19	1,906	2,038
	Newmont Mining Corp.	3.500%	3/15/22	4,457	4,067
	Nucor Corp.	4.125%	9/15/22	2,280	2,358
	Nucor Corp.	4.000%	8/1/23	1,775	1,788
	Packaging Corp. of America	3.900%	6/15/22	1,175	1,177
	Packaging Corp. of America	4.500%	11/1/23	2,150	2,245
	Plains Exploration & Production Co.	6.125%	6/15/19	2,900	3,194
	Plains Exploration & Production Co.	6.500%	11/15/20	5,300	5,850
	Plains Exploration & Production Co.	6.625%	5/1/21	2,000	2,195

106

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Plains Exploration & Production Co.	6.750%	2/1/22	3,025	3,339
Plains Exploration & Production Co.	6.875%	2/15/23	4,000	4,460
Plum Creek Timberlands LP	4.700%	3/15/21	1,750	1,861
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	850	1,016
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	2,625	2,936
PPG Industries Inc.	3.600%	11/15/20	2,645	2,741
Praxair Inc.	4.500%	8/15/19	2,100	2,355
Praxair Inc.	4.050%	3/15/21	1,025	1,096
Praxair Inc.	3.000%	9/1/21	2,500	2,497
Praxair Inc.	2.450%	2/15/22	3,600	3,425
Praxair Inc.	2.200%	8/15/22	468	434
Rayonier Inc.	3.750%	4/1/22	725	714
Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,275	2,294
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	5,824	7,644
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	2,625	2,713
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,379	3,568
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,650	3,757
Rio Tinto Finance USA plc	3.500%	3/22/22	2,100	2,098
Rio Tinto Finance USA plc	2.875%	8/21/22	1,831	1,743
Rock-Tenn Co.	3.500%	3/1/20	1,000	1,028
Rock-Tenn Co.	4.900%	3/1/22	2,000	2,154
Rock-Tenn Co.	4.000%	3/1/23	2,120	2,148
RPM International Inc.	6.125%	10/15/19	750	858
RPM International Inc.	3.450%	11/15/22	1,775	1,697
Sigma-Aldrich Corp.	3.375%	11/1/20	240	249
Southern Copper Corp.	5.375%	4/16/20	1,050	1,141
Southern Copper Corp.	3.500%	11/8/22	950	910
Syngenta Finance NV	3.125%	3/28/22	1,500	1,484
Teck Resources Ltd.	3.000%	3/1/19	1,436	1,462
Teck Resources Ltd.	4.500%	1/15/21	1,100	1,144
Teck Resources Ltd.	4.750%	1/15/22	1,525	1,587
Teck Resources Ltd.	3.750%	2/1/23	3,225	3,082
Vale Overseas Ltd.	5.625%	9/15/19	4,050	4,508
Vale Overseas Ltd.	4.625%	9/15/20	2,625	2,745
Vale Overseas Ltd.	4.375%	1/11/22	7,465	7,403
Valspar Corp.	7.250%	6/15/19	425	508
Valspar Corp.	4.200%	1/15/22	1,875	1,939
Westlake Chemical Corp.	3.600%	7/15/22	200	195
Weyerhaeuser Co.	7.375%	10/1/19	1,875	2,311
Weyerhaeuser Co.	4.625%	9/15/23	1,000	1,053

Capital Goods (5.2%)
3M Co.	2.000%	6/26/22	1,475	1,383
ABB Finance USA Inc.	2.875%	5/8/22	3,975	3,878
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,125	1,263
Avery Dennison Corp.	3.350%	4/15/23	1,500	1,418
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,764
Boeing Capital Corp.	4.700%	10/27/19	560	634
Boeing Co.	6.000%	3/15/19	2,950	3,515
Boeing Co.	4.875%	2/15/20	3,700	4,198
Boeing Co.	8.750%	8/15/21	300	406
Carlisle Cos. Inc.	3.750%	11/15/22	1,725	1,690
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,800	1,758
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,000	944
Caterpillar Financial Services Corp.	3.750%	11/24/23	1,000	1,018
Caterpillar Inc.	3.900%	5/27/21	1,880	2,005

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Caterpillar Inc.	2.600%	6/26/22	3,800	3,630
	Cooper US Inc.	3.875%	12/15/20	100	103
	Crane Co.	4.450%	12/15/23	1,100	1,135
	CRH America Inc.	5.750%	1/15/21	700	792
	Danaher Corp.	5.400%	3/1/19	2,600	3,006
	Danaher Corp.	3.900%	6/23/21	1,650	1,751
	Deere & Co.	4.375%	10/16/19	1,325	1,476
	Deere & Co.	2.600%	6/8/22	2,150	2,070
	Dover Corp.	4.300%	3/1/21	1,750	1,897
	Eaton Corp.	6.950%	3/20/19	1,085	1,305
	Eaton Corp.	2.750%	11/2/22	5,375	5,116
2	Embraer Overseas Ltd.	5.696%	9/16/23	2,461	2,545
	Embraer SA	5.150%	6/15/22	1,125	1,165
	Emerson Electric Co.	4.875%	10/15/19	1,365	1,557
	Emerson Electric Co.	4.250%	11/15/20	1,075	1,178
	Emerson Electric Co.	2.625%	2/15/23	2,150	2,068
	Exelis Inc.	5.550%	10/1/21	1,200	1,247
	Flowserve Corp.	3.500%	9/15/22	1,525	1,488
	Flowserve Corp.	4.000%	11/15/23	1,075	1,092
	General Dynamics Corp.	3.875%	7/15/21	1,800	1,905
	General Dynamics Corp.	2.250%	11/15/22	3,700	3,423
	General Electric Co.	2.700%	10/9/22	9,325	9,013
	Honeywell International Inc.	4.250%	3/1/21	3,617	3,987
	Honeywell International Inc.	3.350%	12/1/23	1,450	1,460
	IDEX Corp.	4.200%	12/15/21	600	613
	Illinois Tool Works Inc.	1.950%	3/1/19	2,000	1,996
	Illinois Tool Works Inc.	6.250%	4/1/19	1,925	2,303
	Illinois Tool Works Inc.	3.375%	9/15/21	977	1,004
2	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,800	1,841
	John Deere Capital Corp.	2.250%	4/17/19	1,450	1,470
	John Deere Capital Corp.	1.700%	1/15/20	2,125	2,056
	John Deere Capital Corp.	2.800%	3/4/21	3,100	3,106
	John Deere Capital Corp.	3.900%	7/12/21	2,200	2,339
	John Deere Capital Corp.	3.150%	10/15/21	2,550	2,583
	John Deere Capital Corp.	2.750%	3/15/22	1,500	1,463
	John Deere Capital Corp.	2.800%	1/27/23	1,000	962
	Joy Global Inc.	5.125%	10/15/21	1,450	1,549
	Kennametal Inc.	2.650%	11/1/19	1,550	1,536
	Kennametal Inc.	3.875%	2/15/22	350	344
	L-3 Communications Corp.	5.200%	10/15/19	2,675	2,956
	L-3 Communications Corp.	4.750%	7/15/20	3,150	3,343
	L-3 Communications Corp.	4.950%	2/15/21	1,450	1,557
	Lockheed Martin Corp.	4.250%	11/15/19	3,600	3,944
	Lockheed Martin Corp.	3.350%	9/15/21	2,600	2,660
	Mohawk Industries Inc.	3.850%	2/1/23	1,950	1,922
	Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,430
	Northrop Grumman Corp.	3.500%	3/15/21	1,225	1,248
	Northrop Grumman Corp.	3.250%	8/1/23	3,300	3,169
	Owens Corning	9.000%	6/15/19	358	447
	Owens Corning	4.200%	12/15/22	1,775	1,768
	Parker Hannifin Corp.	3.500%	9/15/22	920	933
	Pentair Finance SA	5.000%	5/15/21	2,220	2,385
	Pentair Finance SA	3.150%	9/15/22	1,075	1,017
	Precision Castparts Corp.	2.500%	1/15/23	3,450	3,235
	Raytheon Co.	4.400%	2/15/20	325	358
	Raytheon Co.	3.125%	10/15/20	3,375	3,470

108

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Raytheon Co.	2.500%	12/15/22	3,500	3,281
Republic Services Inc.	5.500%	9/15/19	1,425	1,637
Republic Services Inc.	5.000%	3/1/20	2,467	2,757
Republic Services Inc.	5.250%	11/15/21	3,758	4,221
Republic Services Inc.	3.550%	6/1/22	2,508	2,509
Republic Services Inc.	4.750%	5/15/23	1,670	1,794
Rockwell Collins Inc.	3.100%	11/15/21	1,359	1,356
Rockwell Collins Inc.	3.700%	12/15/23	400	408
Roper Industries Inc.	6.250%	9/1/19	1,100	1,281
Roper Industries Inc.	3.125%	11/15/22	2,247	2,122
Snap-on Inc.	6.125%	9/1/21	1,410	1,638
Sonoco Products Co.	4.375%	11/1/21	775	803
Stanley Black & Decker Inc.	3.400%	12/1/21	1,275	1,295
Stanley Black & Decker Inc.	2.900%	11/1/22	2,500	2,400
Textron Inc.	7.250%	10/1/19	1,320	1,595
Textron Inc.	3.650%	3/1/21	1,000	1,010
Tyco International Finance SA /
Tyco International Ltd.	6.875%	1/15/21	200	235
United Technologies Corp.	4.500%	4/15/20	6,290	6,980
United Technologies Corp.	3.100%	6/1/22	6,954	6,981
Waste Management Inc.	7.375%	3/11/19	750	922
Waste Management Inc.	4.750%	6/30/20	4,100	4,523
Waste Management Inc.	4.600%	3/1/21	580	631
Waste Management Inc.	2.900%	9/15/22	400	380
Xylem Inc.	4.875%	10/1/21	1,850	1,988

Communication (8.2%)
21st Century Fox America Inc.	6.900%	3/1/19	1,325	1,614
21st Century Fox America Inc.	5.650%	8/15/20	1,500	1,742
21st Century Fox America Inc.	4.500%	2/15/21	2,850	3,111
21st Century Fox America Inc.	3.000%	9/15/22	4,700	4,529
21st Century Fox America Inc.	4.000%	10/1/23	650	664
America Movil SAB de CV	5.000%	10/16/19	2,375	2,640
America Movil SAB de CV	5.000%	3/30/20	6,056	6,690
America Movil SAB de CV	3.125%	7/16/22	5,075	4,793
American Tower Corp.	5.050%	9/1/20	4,206	4,571
American Tower Corp.	5.900%	11/1/21	2,374	2,676
American Tower Corp.	4.700%	3/15/22	2,450	2,566
American Tower Corp.	3.500%	1/31/23	4,150	3,928
AT&T Inc.	4.450%	5/15/21	3,805	4,109
AT&T Inc.	3.875%	8/15/21	5,704	5,913
AT&T Inc.	3.000%	2/15/22	4,750	4,581
AT&T Inc.	2.625%	12/1/22	5,175	4,771
CBS Corp.	8.875%	5/15/19	1,300	1,683
CBS Corp.	5.750%	4/15/20	2,215	2,529
CBS Corp.	4.300%	2/15/21	1,700	1,792
CBS Corp.	3.375%	3/1/22	67	66
CC Holdings GS V LLC /
Crown Castle GS III Corp.	3.849%	4/15/23	2,625	2,573
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,888	4,109
Comcast Corp.	5.700%	7/1/19	2,790	3,273
Comcast Corp.	5.150%	3/1/20	2,525	2,881
Comcast Corp.	3.125%	7/15/22	2,025	2,010
Comcast Corp.	2.850%	1/15/23	3,250	3,134
Comcast Corp.	3.600%	3/1/24	2,375	2,392
Deutsche Telekom International Finance BV	6.000%	7/8/19	3,350	3,944

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.875%	10/1/19	4,443	5,121
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.200%	3/15/20	3,265	3,603
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	4.600%	2/15/21	3,120	3,295
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.000%	3/1/21	2,550	2,755
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.800%	3/15/22	5,456	5,387
Discovery Communications LLC	5.625%	8/15/19	160	183
Discovery Communications LLC	5.050%	6/1/20	4,675	5,205
Discovery Communications LLC	4.375%	6/15/21	1,700	1,810
Discovery Communications LLC	3.300%	5/15/22	1,800	1,762
Discovery Communications LLC	3.250%	4/1/23	1,500	1,443
GTE Corp.	8.750%	11/1/21	1,175	1,541
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,000	1,948
Moody’s Corp.	5.500%	9/1/20	1,850	2,075
Moody’s Corp.	4.500%	9/1/22	1,131	1,172
Moody’s Corp.	4.875%	2/15/24	1,400	1,474
NBCUniversal Media LLC	5.150%	4/30/20	7,315	8,365
NBCUniversal Media LLC	4.375%	4/1/21	4,876	5,305
NBCUniversal Media LLC	2.875%	1/15/23	2,850	2,756
Omnicom Group Inc.	6.250%	7/15/19	2,175	2,548
Omnicom Group Inc.	4.450%	8/15/20	1,850	2,000
Omnicom Group Inc.	3.625%	5/1/22	4,000	3,991
Orange SA	5.375%	7/8/19	4,255	4,802
Orange SA	4.125%	9/14/21	2,950	3,050
Qwest Corp.	6.750%	12/1/21	2,790	3,156
Reed Elsevier Capital Inc.	3.125%	10/15/22	4,256	4,075
Rogers Communications Inc.	3.000%	3/15/23	1,200	1,129
Rogers Communications Inc.	4.100%	10/1/23	2,575	2,643
Telefonica Emisiones SAU	5.877%	7/15/19	3,185	3,603
Telefonica Emisiones SAU	5.134%	4/27/20	4,950	5,382
Telefonica Emisiones SAU	5.462%	2/16/21	4,495	4,914
Telefonica Emisiones SAU	4.570%	4/27/23	2,375	2,431
Telefonos de Mexico SAB de CV	5.500%	11/15/19	750	840
Thomson Reuters Corp.	4.700%	10/15/19	2,225	2,448
Thomson Reuters Corp.	3.950%	9/30/21	1,027	1,050
Thomson Reuters Corp.	4.300%	11/23/23	1,800	1,849
Time Warner Cable Inc.	8.250%	4/1/19	6,350	7,996
Time Warner Cable Inc.	5.000%	2/1/20	3,475	3,825
Time Warner Cable Inc.	4.125%	2/15/21	2,175	2,275
Time Warner Cable Inc.	4.000%	9/1/21	3,116	3,234
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,680	3,524
Verizon Communications Inc.	6.350%	4/1/19	6,850	8,110
Verizon Communications Inc.	4.500%	9/15/20	11,605	12,580
Verizon Communications Inc.	4.600%	4/1/21	4,850	5,252
Verizon Communications Inc.	3.500%	11/1/21	5,518	5,582
Verizon Communications Inc.	2.450%	11/1/22	5,050	4,587
Verizon Communications Inc.	5.150%	9/15/23	33,300	36,401
Vodafone Group plc	5.450%	6/10/19	4,530	5,229
Vodafone Group plc	2.500%	9/26/22	2,500	2,300
Vodafone Group plc	2.950%	2/19/23	5,188	4,884
WPP Finance 2010	3.625%	9/7/22	3,475	3,442

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumer Cyclical (6.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	750	839
Advance Auto Parts Inc.	4.500%	1/15/22	1,075	1,124
Advance Auto Parts Inc.	4.500%	12/1/23	1,200	1,235
Amazon.com Inc.	2.500%	11/29/22	3,000	2,792
AutoZone Inc.	4.000%	11/15/20	1,750	1,850
AutoZone Inc.	3.700%	4/15/22	2,500	2,500
AutoZone Inc.	2.875%	1/15/23	1,425	1,333
BorgWarner Inc.	4.625%	9/15/20	75	80
Brinker International Inc.	3.875%	5/15/23	700	653
Carnival Corp.	3.950%	10/15/20	1,250	1,293
Costco Wholesale Corp.	1.700%	12/15/19	3,350	3,276
Cummins Inc.	3.650%	10/1/23	725	739
CVS Caremark Corp.	4.750%	5/18/20	2,450	2,722
CVS Caremark Corp.	4.125%	5/15/21	1,104	1,179
CVS Caremark Corp.	2.750%	12/1/22	925	877
CVS Caremark Corp.	4.000%	12/5/23	5,200	5,341
Darden Restaurants Inc.	4.500%	10/15/21	1,225	1,213
Darden Restaurants Inc.	3.350%	11/1/22	775	690
Delphi Corp.	6.125%	5/15/21	3,000	3,337
Delphi Corp.	5.000%	2/15/23	2,000	2,130
Dollar General Corp.	3.250%	4/15/23	3,400	3,198
eBay Inc.	3.250%	10/15/20	1,600	1,652
eBay Inc.	2.600%	7/15/22	3,125	2,963
Expedia Inc.	5.950%	8/15/20	1,650	1,843
Family Dollar Stores Inc.	5.000%	2/1/21	765	802
Ford Motor Credit Co. LLC	8.125%	1/15/20	3,350	4,248
Ford Motor Credit Co. LLC	5.750%	2/1/21	3,750	4,287
Ford Motor Credit Co. LLC	5.875%	8/2/21	6,077	7,017
Ford Motor Credit Co. LLC	4.250%	9/20/22	4,725	4,869
Ford Motor Credit Co. LLC	4.375%	8/6/23	2,625	2,721
Gap Inc.	5.950%	4/12/21	4,772	5,365
Historic TW Inc.	9.150%	2/1/23	1,795	2,455
Home Depot Inc.	3.950%	9/15/20	1,000	1,089
Home Depot Inc.	4.400%	4/1/21	3,213	3,559
Home Depot Inc.	2.700%	4/1/23	3,175	3,030
Home Depot Inc.	3.750%	2/15/24	2,825	2,906
Host Hotels & Resorts LP	5.875%	6/15/19	600	649
Host Hotels & Resorts LP	6.000%	10/1/21	1,500	1,701
Host Hotels & Resorts LP	5.250%	3/15/22	1,647	1,791
Host Hotels & Resorts LP	4.750%	3/1/23	2,884	3,014
Host Hotels & Resorts LP	3.750%	10/15/23	1,350	1,313
Hyatt Hotels Corp.	5.375%	8/15/21	800	881
Hyatt Hotels Corp.	3.375%	7/15/23	975	926
International Game Technology	7.500%	6/15/19	1,825	2,176
International Game Technology	5.500%	6/15/20	550	600
Johnson Controls Inc.	5.000%	3/30/20	725	816
Johnson Controls Inc.	4.250%	3/1/21	1,934	2,062
Johnson Controls Inc.	3.750%	12/1/21	2,400	2,484
Kohl’s Corp.	4.000%	11/1/21	1,900	1,942
Kohl’s Corp.	3.250%	2/1/23	1,975	1,864
Lowe’s Cos. Inc.	4.625%	4/15/20	2,025	2,259
Lowe’s Cos. Inc.	3.800%	11/15/21	2,749	2,917
Lowe’s Cos. Inc.	3.120%	4/15/22	1,200	1,203
Lowe’s Cos. Inc.	3.875%	9/15/23	2,925	3,038
Macy’s Retail Holdings Inc.	3.875%	1/15/22	2,700	2,781

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Macy’s Retail Holdings Inc.	2.875%	2/15/23	1,121	1,046
Macy’s Retail Holdings Inc.	4.375%	9/1/23	2,500	2,594
Marriott International Inc.	3.000%	3/1/19	1,450	1,493
Marriott International Inc.	3.375%	10/15/20	1,950	1,979
Marriott International Inc.	3.250%	9/15/22	400	387
McDonald’s Corp.	3.500%	7/15/20	1,575	1,676
McDonald’s Corp.	3.625%	5/20/21	750	791
McDonald’s Corp.	2.625%	1/15/22	3,475	3,402
MDC Holdings Inc.	5.625%	2/1/20	400	425
MDC Holdings Inc.	5.500%	1/15/24	1,100	1,122
NIKE Inc.	2.250%	5/1/23	1,300	1,203
Nordstrom Inc.	4.750%	5/1/20	1,600	1,781
Nordstrom Inc.	4.000%	10/15/21	2,125	2,247
NVR Inc.	3.950%	9/15/22	1,175	1,158
O’Reilly Automotive Inc.	4.875%	1/14/21	1,235	1,337
O’Reilly Automotive Inc.	4.625%	9/15/21	875	940
O’Reilly Automotive Inc.	3.800%	9/1/22	700	696
O’Reilly Automotive Inc.	3.850%	6/15/23	1,950	1,937
QVC Inc.	5.125%	7/2/22	1,825	1,871
QVC Inc.	4.375%	3/15/23	2,700	2,631
Staples Inc.	4.375%	1/12/23	1,425	1,403
Starbucks Corp.	3.850%	10/1/23	4,150	4,275
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,000	939
Target Corp.	3.875%	7/15/20	2,500	2,683
Target Corp.	2.900%	1/15/22	3,900	3,825
Time Warner Cos. Inc.	7.570%	2/1/24	970	1,215
Time Warner Inc.	4.875%	3/15/20	3,924	4,361
Time Warner Inc.	4.700%	1/15/21	3,750	4,100
Time Warner Inc.	4.750%	3/29/21	2,125	2,334
Time Warner Inc.	4.000%	1/15/22	1,125	1,164
Time Warner Inc.	3.400%	6/15/22	1,800	1,787
Time Warner Inc.	4.050%	12/15/23	1,425	1,454
TJX Cos. Inc.	6.950%	4/15/19	1,525	1,849
TJX Cos. Inc.	2.500%	5/15/23	1,325	1,234
Toyota Motor Credit Corp.	4.500%	6/17/20	2,800	3,125
Toyota Motor Credit Corp.	4.250%	1/11/21	1,625	1,771
Toyota Motor Credit Corp.	3.400%	9/15/21	3,625	3,735
Toyota Motor Credit Corp.	3.300%	1/12/22	2,575	2,618
Toyota Motor Credit Corp.	2.625%	1/10/23	1,354	1,291
VF Corp.	3.500%	9/1/21	2,000	2,068
Viacom Inc.	5.625%	9/15/19	2,500	2,869
Viacom Inc.	4.500%	3/1/21	1,655	1,784
Viacom Inc.	3.875%	12/15/21	2,800	2,889
Viacom Inc.	3.125%	6/15/22	750	723
Viacom Inc.	4.250%	9/1/23	3,725	3,849
Wal-Mart Stores Inc.	3.625%	7/8/20	4,308	4,606
Wal-Mart Stores Inc.	3.250%	10/25/20	5,433	5,667
Wal-Mart Stores Inc.	4.250%	4/15/21	2,300	2,522
Wal-Mart Stores Inc.	2.550%	4/11/23	5,950	5,594
Walgreen Co.	3.100%	9/15/22	3,400	3,289
Walt Disney Co.	3.750%	6/1/21	3,275	3,483
Walt Disney Co.	2.750%	8/16/21	2,125	2,127
Walt Disney Co.	2.550%	2/15/22	1,600	1,549
Walt Disney Co.	2.350%	12/1/22	3,350	3,140
Western Union Co.	5.253%	4/1/20	1,175	1,277
Wyndham Worldwide Corp.	4.250%	3/1/22	1,375	1,397

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wyndham Worldwide Corp.	3.900%	3/1/23	3,250	3,183
Yum! Brands Inc.	5.300%	9/15/19	900	1,016
Yum! Brands Inc.	3.875%	11/1/20	1,850	1,923

Consumer Noncyclical (14.1%)
Abbott Laboratories	5.125%	4/1/19	2,235	2,564
Abbott Laboratories	4.125%	5/27/20	2,660	2,895
AbbVie Inc.	2.900%	11/6/22	8,754	8,436
Actavis Inc.	6.125%	8/15/19	750	878
Actavis Inc.	3.250%	10/1/22	5,325	5,133
Allergan Inc.	3.375%	9/15/20	1,325	1,379
Allergan Inc.	2.800%	3/15/23	1,600	1,522
Altria Group Inc.	9.250%	8/6/19	3,993	5,315
Altria Group Inc.	4.750%	5/5/21	6,474	7,066
Altria Group Inc.	2.850%	8/9/22	2,225	2,085
Altria Group Inc.	2.950%	5/2/23	3,000	2,776
Altria Group Inc.	4.000%	1/31/24	4,100	4,100
AmerisourceBergen Corp.	4.875%	11/15/19	1,720	1,944
AmerisourceBergen Corp.	3.500%	11/15/21	1,500	1,547
Amgen Inc.	4.500%	3/15/20	1,100	1,202
Amgen Inc.	3.450%	10/1/20	3,192	3,324
Amgen Inc.	4.100%	6/15/21	3,175	3,387
Amgen Inc.	3.875%	11/15/21	5,650	5,925
Amgen Inc.	3.625%	5/15/22	1,775	1,817
Anheuser-Busch Cos. LLC	5.000%	3/1/19	850	956
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	4,250	4,054
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	5,400	5,505
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	2,997	3,714
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	5,450	6,315
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,875	3,276
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,144
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	8,763	8,324
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,175
AstraZeneca plc	1.950%	9/18/19	3,217	3,185
Avon Products Inc.	6.500%	3/1/19	1,800	1,999
Avon Products Inc.	4.600%	3/15/20	1,400	1,428
Avon Products Inc.	5.000%	3/15/23	1,000	1,003
Baxter International Inc.	4.500%	8/15/19	1,450	1,616
Baxter International Inc.	4.250%	3/15/20	875	968
Baxter International Inc.	2.400%	8/15/22	1,125	1,054
Baxter International Inc.	3.200%	6/15/23	2,825	2,772
Beam Inc.	3.250%	5/15/22	475	464
Beam Inc.	3.250%	6/15/23	1,050	1,025
Becton Dickinson & Co.	3.250%	11/12/20	3,210	3,335
Becton Dickinson & Co.	3.125%	11/8/21	3,650	3,714
Boston Scientific Corp.	6.000%	1/15/20	3,400	3,966
Boston Scientific Corp.	4.125%	10/1/23	1,575	1,602
Bristol-Myers Squibb Co.	1.750%	3/1/19	1,150	1,139
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,800	1,640
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,151
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,150	2,115
Brown-Forman Corp.	2.250%	1/15/23	1,400	1,282
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,450	1,805
Campbell Soup Co.	4.250%	4/15/21	1,600	1,687
Campbell Soup Co.	2.500%	8/2/22	1,575	1,430
Cardinal Health Inc.	4.625%	12/15/20	825	906

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,167
Cardinal Health Inc.	3.200%	3/15/23	2,725	2,628
CareFusion Corp.	6.375%	8/1/19	2,750	3,177
CareFusion Corp.	3.300%	3/1/23	850	801
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,687
Celgene Corp.	3.950%	10/15/20	1,440	1,529
Celgene Corp.	3.250%	8/15/22	3,170	3,116
Celgene Corp.	4.000%	8/15/23	2,400	2,452
Church & Dwight Co. Inc.	2.875%	10/1/22	900	862
Clorox Co.	3.800%	11/15/21	1,358	1,408
Clorox Co.	3.050%	9/15/22	1,600	1,544
Coca-Cola Co.	4.875%	3/15/19	2,300	2,612
Coca-Cola Co.	2.450%	11/1/20	2,300	2,294
Coca-Cola Co.	3.150%	11/15/20	3,109	3,229
Coca-Cola Co.	3.300%	9/1/21	4,200	4,342
Coca-Cola Co.	2.500%	4/1/23	3,075	2,889
Coca-Cola Co.	3.200%	11/1/23	5,025	4,944
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,950	3,055
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	422
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,875	2,058
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	3,500	3,514
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,318
Colgate-Palmolive Co.	1.750%	3/15/19	2,525	2,518
Colgate-Palmolive Co.	2.450%	11/15/21	1,575	1,538
Colgate-Palmolive Co.	2.300%	5/3/22	1,300	1,235
Colgate-Palmolive Co.	1.950%	2/1/23	900	814
Colgate-Palmolive Co.	3.250%	3/15/24	800	794
ConAgra Foods Inc.	7.000%	4/15/19	1,675	2,026
ConAgra Foods Inc.	3.250%	9/15/22	1,925	1,872
ConAgra Foods Inc.	3.200%	1/25/23	4,450	4,235
Covidien International Finance SA	4.200%	6/15/20	1,875	2,021
Covidien International Finance SA	3.200%	6/15/22	2,275	2,258
Covidien International Finance SA	2.950%	6/15/23	3,425	3,301
CR Bard Inc.	4.400%	1/15/21	2,195	2,371
Delhaize Group SA	4.125%	4/10/19	423	440
DENTSPLY International Inc.	4.125%	8/15/21	1,130	1,175
Diageo Capital plc	4.828%	7/15/20	1,885	2,120
Diageo Capital plc	2.625%	4/29/23	3,575	3,335
Diageo Investment Corp.	2.875%	5/11/22	2,800	2,728
Dignity Health California GO	3.125%	11/1/22	800	737
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,175	1,132
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,465
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	200	188
Eli Lilly & Co.	1.950%	3/15/19	1,200	1,203
Energizer Holdings Inc.	4.700%	5/19/21	1,725	1,801
Energizer Holdings Inc.	4.700%	5/24/22	2,200	2,262
Express Scripts Holding Co.	7.250%	6/15/19	1,875	2,310
Express Scripts Holding Co.	4.750%	11/15/21	2,650	2,878
Express Scripts Holding Co.	3.900%	2/15/22	3,125	3,225
Flowers Foods Inc.	4.375%	4/1/22	1,350	1,378
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	800	732
General Mills Inc.	3.150%	12/15/21	3,775	3,820
General Mills Inc.	3.650%	2/15/24	1,100	1,108
Gilead Sciences Inc.	4.500%	4/1/21	3,625	3,980
Gilead Sciences Inc.	4.400%	12/1/21	3,650	3,975
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	2,275	2,187

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,675	7,556
Hershey Co.	4.125%	12/1/20	2,325	2,567
Hillshire Brands Co.	4.100%	9/15/20	54	56
Hormel Foods Corp.	4.125%	4/15/21	100	107
Ingredion Inc.	4.625%	11/1/20	375	405
International Flavors & Fragrances Inc.	3.200%	5/1/23	875	843
JM Smucker Co.	3.500%	10/15/21	2,200	2,257
Johnson & Johnson	3.550%	5/15/21	2,750	2,957
Johnson & Johnson	6.730%	11/15/23	50	64
Johnson & Johnson	3.375%	12/5/23	1,100	1,127
Kaiser Foundation Hospitals	3.500%	4/1/22	675	667
Kellogg Co.	4.150%	11/15/19	1,600	1,750
Kellogg Co.	4.000%	12/15/20	1,950	2,071
Kellogg Co.	3.125%	5/17/22	2,150	2,099
Kimberly-Clark Corp.	3.625%	8/1/20	300	320
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,145
Kimberly-Clark Corp.	2.400%	6/1/23	2,025	1,900
Koninklijke Philips NV	3.750%	3/15/22	4,662	4,803
Kraft Foods Group Inc.	5.375%	2/10/20	1,994	2,287
Kraft Foods Group Inc.	3.500%	6/6/22	6,377	6,415
Kroger Co.	6.150%	1/15/20	1,989	2,354
Kroger Co.	3.300%	1/15/21	2,525	2,549
Kroger Co.	3.400%	4/15/22	1,168	1,169
Kroger Co.	3.850%	8/1/23	2,650	2,663
Kroger Co.	4.000%	2/1/24	950	966
Laboratory Corp. of America Holdings	4.625%	11/15/20	1,350	1,462
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,450	1,444
Laboratory Corp. of America Holdings	4.000%	11/1/23	800	800
Life Technologies Corp.	6.000%	3/1/20	1,875	2,195
Life Technologies Corp.	5.000%	1/15/21	1,333	1,477
Lorillard Tobacco Co.	8.125%	6/23/19	1,692	2,113
Lorillard Tobacco Co.	6.875%	5/1/20	2,250	2,648
Lorillard Tobacco Co.	3.750%	5/20/23	3,225	3,052
Mattel Inc.	3.150%	3/15/23	1,350	1,298
McCormick & Co. Inc.	3.900%	7/15/21	275	290
McCormick & Co. Inc.	3.500%	9/1/23	1,200	1,214
McKesson Corp.	4.750%	3/1/21	1,800	1,975
McKesson Corp.	2.700%	12/15/22	825	775
McKesson Corp.	2.850%	3/15/23	1,000	943
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,850	2,046
Medco Health Solutions Inc.	4.125%	9/15/20	3,350	3,570
Medtronic Inc.	5.600%	3/15/19	2,100	2,437
Medtronic Inc.	4.450%	3/15/20	1,175	1,312
Medtronic Inc.	3.125%	3/15/22	3,800	3,810
Medtronic Inc.	2.750%	4/1/23	4,675	4,458
Medtronic Inc.	3.625%	3/15/24	1,600	1,619
Merck & Co. Inc.	3.875%	1/15/21	4,786	5,134
Merck & Co. Inc.	2.400%	9/15/22	1,950	1,836
Merck & Co. Inc.	2.800%	5/18/23	4,975	4,750
Merck Sharp & Dohme Corp.	5.000%	6/30/19	3,725	4,268
Molson Coors Brewing Co.	3.500%	5/1/22	1,375	1,380
Mondelez International Inc.	5.375%	2/10/20	5,701	6,525
Mondelez International Inc.	4.000%	2/1/24	3,750	3,812
Mylan Inc.	2.550%	3/28/19	1,050	1,052
Mylan Inc.	4.200%	11/29/23	3,050	3,092
Newell Rubbermaid Inc.	4.700%	8/15/20	1,350	1,452

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,147
	Novartis Capital Corp.	4.400%	4/24/20	5,625	6,226
	Novartis Capital Corp.	2.400%	9/21/22	5,410	5,106
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	225	232
	PepsiCo Inc.	4.500%	1/15/20	5,900	6,570
	PepsiCo Inc.	3.125%	11/1/20	1,195	1,226
	PepsiCo Inc.	3.000%	8/25/21	1,850	1,869
	PepsiCo Inc.	2.750%	3/5/22	3,865	3,765
	PepsiCo Inc.	2.750%	3/1/23	2,225	2,114
	PepsiCo Inc.	3.600%	3/1/24	1,125	1,127
	PerkinElmer Inc.	5.000%	11/15/21	2,650	2,805
2	Perrigo Co. plc	4.000%	11/15/23	2,500	2,519
	Pfizer Inc.	6.200%	3/15/19	9,129	10,940
	Pfizer Inc.	3.000%	6/15/23	3,650	3,538
	Philip Morris International Inc.	4.500%	3/26/20	1,436	1,593
	Philip Morris International Inc.	4.125%	5/17/21	2,420	2,596
	Philip Morris International Inc.	2.900%	11/15/21	2,150	2,123
	Philip Morris International Inc.	2.500%	8/22/22	1,775	1,659
	Philip Morris International Inc.	2.625%	3/6/23	1,500	1,399
	Philip Morris International Inc.	3.600%	11/15/23	1,675	1,670
1	Procter & Gamble - Esop	9.360%	1/1/21	1,280	1,645
	Procter & Gamble Co.	2.300%	2/6/22	4,955	4,771
	Quest Diagnostics Inc.	4.750%	1/30/20	275	298
	Quest Diagnostics Inc.	4.700%	4/1/21	1,075	1,138
	Reynolds American Inc.	3.250%	11/1/22	2,150	2,046
	Reynolds American Inc.	4.850%	9/15/23	1,450	1,526
	Safeway Inc.	5.000%	8/15/19	1,500	1,553
	Safeway Inc.	3.950%	8/15/20	1,800	1,791
	Safeway Inc.	4.750%	12/1/21	1,500	1,497
	Sanofi	4.000%	3/29/21	7,025	7,554
	St. Jude Medical Inc.	3.250%	4/15/23	4,425	4,307
	Stryker Corp.	4.375%	1/15/20	1,700	1,879
	Sysco Corp.	5.375%	3/17/19	150	172
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	2,200	2,200
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,675	4,345
	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,275	3,278
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	1,680	1,615
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,000	1,101
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,725	2,934
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	3,625	3,714
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	860	826
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,125	2,185
	Tupperware Brands Corp.	4.750%	6/1/21	1,750	1,805
	Tyson Foods Inc.	4.500%	6/15/22	4,525	4,700
	Unilever Capital Corp.	4.250%	2/10/21	2,213	2,420
	Whirlpool Corp.	4.850%	6/15/21	1,350	1,463
	Whirlpool Corp.	4.700%	6/1/22	348	373
	Whirlpool Corp.	3.700%	3/1/23	2,075	2,066
	Wyeth LLC	6.450%	2/1/24	2,575	3,188
	Zimmer Holdings Inc.	4.625%	11/30/19	175	196
	Zimmer Holdings Inc.	3.375%	11/30/21	1,800	1,817
	Zoetis Inc.	3.250%	2/1/23	4,125	3,995

	Energy (7.8%)
	Anadarko Petroleum Corp.	8.700%	3/15/19	1,300	1,663
	Anadarko Petroleum Corp.	6.950%	6/15/19	50	60

116

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	3.625%	2/1/21	3,650	3,841
Apache Corp.	3.250%	4/15/22	2,733	2,771
Baker Hughes Inc.	3.200%	8/15/21	1,100	1,129
BP Capital Markets plc	4.750%	3/10/19	3,000	3,378
BP Capital Markets plc	2.237%	5/10/19	2,925	2,940
BP Capital Markets plc	4.500%	10/1/20	4,865	5,361
BP Capital Markets plc	4.742%	3/11/21	5,095	5,685
BP Capital Markets plc	3.561%	11/1/21	2,836	2,933
BP Capital Markets plc	3.245%	5/6/22	4,954	4,932
BP Capital Markets plc	2.500%	11/6/22	2,425	2,259
BP Capital Markets plc	2.750%	5/10/23	5,225	4,893
BP Capital Markets plc	3.994%	9/26/23	1,775	1,830
BP Capital Markets plc	3.814%	2/10/24	3,650	3,682
Cameron International Corp.	4.500%	6/1/21	350	370
Cameron International Corp.	3.600%	4/30/22	1,150	1,142
Cameron International Corp.	4.000%	12/15/23	800	805
Canadian Natural Resources Ltd.	3.450%	11/15/21	200	202
Cenovus Energy Inc.	5.700%	10/15/19	5,000	5,787
Cenovus Energy Inc.	3.000%	8/15/22	2,600	2,484
Chevron Corp.	4.950%	3/3/19	4,525	5,184
Chevron Corp.	2.427%	6/24/20	3,500	3,518
Chevron Corp.	2.355%	12/5/22	6,250	5,869
Chevron Corp.	3.191%	6/24/23	4,325	4,302
ConocoPhillips	6.000%	1/15/20	1,180	1,412
ConocoPhillips Co.	2.400%	12/15/22	4,725	4,474
Continental Resources Inc.	5.000%	9/15/22	7,845	8,208
Continental Resources Inc.	4.500%	4/15/23	6,125	6,332
Devon Energy Corp.	4.000%	7/15/21	2,040	2,145
Devon Energy Corp.	3.250%	5/15/22	1,150	1,136
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,750	2,055
Diamond Offshore Drilling Inc.	3.450%	11/1/23	475	468
Encana Corp.	6.500%	5/15/19	1,300	1,539
Encana Corp.	3.900%	11/15/21	1,500	1,541
Energen Corp.	4.625%	9/1/21	1,250	1,241
Ensco plc	4.700%	3/15/21	6,175	6,646
EOG Resources Inc.	5.625%	6/1/19	3,625	4,222
EOG Resources Inc.	4.400%	6/1/20	2,000	2,200
EOG Resources Inc.	4.100%	2/1/21	2,740	2,949
EOG Resources Inc.	2.625%	3/15/23	1,625	1,536
EQT Corp.	8.125%	6/1/19	2,150	2,638
EQT Corp.	4.875%	11/15/21	1,175	1,234
FMC Technologies Inc.	3.450%	10/1/22	1,475	1,419
Halliburton Co.	6.150%	9/15/19	2,575	3,093
Halliburton Co.	3.250%	11/15/21	1,350	1,377
Halliburton Co.	3.500%	8/1/23	3,175	3,181
Husky Energy Inc.	7.250%	12/15/19	3,075	3,811
Husky Energy Inc.	3.950%	4/15/22	325	332
Marathon Oil Corp.	2.800%	11/1/22	1,750	1,653
Marathon Petroleum Corp.	5.125%	3/1/21	2,500	2,797
Murphy Oil Corp.	3.700%	12/1/22	3,100	2,960
Nabors Industries Inc.	5.000%	9/15/20	650	691
2 Nabors Industries Inc.	4.625%	9/15/21	1,350	1,384
Nabors Industries Inc.	4.625%	9/15/21	925	948
2 Nabors Industries Inc.	5.100%	9/15/23	2,025	2,064
National Oilwell Varco Inc.	2.600%	12/1/22	5,075	4,838
Noble Energy Inc.	8.250%	3/1/19	3,702	4,669

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Energy Inc.	4.150%	12/15/21	3,786	4,001
Noble Holding International Ltd.	4.900%	8/1/20	3,025	3,295
Noble Holding International Ltd.	3.950%	3/15/22	1,500	1,491
Occidental Petroleum Corp.	4.100%	2/1/21	5,815	6,303
Occidental Petroleum Corp.	3.125%	2/15/22	1,650	1,643
Occidental Petroleum Corp.	2.700%	2/15/23	4,070	3,868
Petro-Canada	9.250%	10/15/21	500	670
Petrohawk Energy Corp.	6.250%	6/1/19	1,850	2,019
Phillips 66	4.300%	4/1/22	7,025	7,419
Pioneer Natural Resources Co.	7.500%	1/15/20	1,000	1,236
Pioneer Natural Resources Co.	3.950%	7/15/22	2,890	2,953
Pride International Inc.	8.500%	6/15/19	1,850	2,371
Pride International Inc.	6.875%	8/15/20	2,250	2,722
Rowan Cos. Inc.	7.875%	8/1/19	1,500	1,821
Rowan Cos. Inc.	4.875%	6/1/22	1,600	1,664
Rowan Cos. Inc.	4.750%	1/15/24	1,525	1,552
Sasol Financing International plc	4.500%	11/14/22	2,800	2,691
Schlumberger Investment SA	3.650%	12/1/23	4,323	4,428
Shell International Finance BV	4.300%	9/22/19	4,575	5,082
Shell International Finance BV	4.375%	3/25/20	4,755	5,298
Shell International Finance BV	2.375%	8/21/22	5,925	5,575
Shell International Finance BV	2.250%	1/6/23	2,706	2,498
Shell International Finance BV	3.400%	8/12/23	1,100	1,104
Southwestern Energy Co.	4.100%	3/15/22	2,975	3,056
Talisman Energy Inc.	7.750%	6/1/19	1,750	2,135
Talisman Energy Inc.	3.750%	2/1/21	3,860	3,851
Total Capital Canada Ltd.	2.750%	7/15/23	2,525	2,401
Total Capital International SA	2.875%	2/17/22	2,825	2,783
Total Capital International SA	2.700%	1/25/23	4,850	4,607
Total Capital International SA	3.700%	1/15/24	2,000	2,037
Total Capital SA	4.450%	6/24/20	3,975	4,402
Total Capital SA	4.125%	1/28/21	3,100	3,375
Transocean Inc.	6.500%	11/15/20	1,815	2,051
Transocean Inc.	6.375%	12/15/21	4,115	4,614
Transocean Inc.	3.800%	10/15/22	3,150	2,993
Valero Energy Corp.	9.375%	3/15/19	2,625	3,455
Valero Energy Corp.	6.125%	2/1/20	1,740	2,044
Weatherford International Ltd.	9.625%	3/1/19	2,097	2,743
Weatherford International Ltd.	5.125%	9/15/20	2,275	2,490
Weatherford International Ltd.	4.500%	4/15/22	3,400	3,539

Other Industrial (0.2%)
Cintas Corp. No 2	4.300%	6/1/21	700	752
Cintas Corp. No 2	3.250%	6/1/22	600	589
Fluor Corp.	3.375%	9/15/21	1,580	1,599
Howard Hughes Medical Institute	3.500%	9/1/23	3,475	3,538
URS Corp.	5.000%	4/1/22	1,800	1,807
Valmont Industries Inc.	6.625%	4/20/20	1,000	1,162

Technology (5.9%)
Adobe Systems Inc.	4.750%	2/1/20	1,175	1,304
Agilent Technologies Inc.	5.000%	7/15/20	1,825	2,003
Agilent Technologies Inc.	3.200%	10/1/22	2,700	2,575
Altera Corp.	4.100%	11/15/23	1,200	1,215
Amphenol Corp.	4.000%	2/1/22	650	653
Analog Devices Inc.	2.875%	6/1/23	1,500	1,412

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apple Inc.	2.400%	5/3/23	16,225	15,022
Applied Materials Inc.	4.300%	6/15/21	2,650	2,828
Arrow Electronics Inc.	6.000%	4/1/20	1,500	1,697
Arrow Electronics Inc.	5.125%	3/1/21	300	320
Arrow Electronics Inc.	4.500%	3/1/23	725	731
Autodesk Inc.	3.600%	12/15/22	850	823
Avnet Inc.	5.875%	6/15/20	1,300	1,455
Avnet Inc.	4.875%	12/1/22	1,050	1,099
Baidu Inc.	3.500%	11/28/22	3,102	2,944
Broadcom Corp.	2.500%	8/15/22	2,250	2,076
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,150	1,176
CA Inc.	5.375%	12/1/19	1,825	2,066
CA Inc.	4.500%	8/15/23	900	933
Cisco Systems Inc.	2.125%	3/1/19	1,225	1,230
Cisco Systems Inc.	4.450%	1/15/20	7,500	8,344
Cisco Systems Inc.	2.900%	3/4/21	1,500	1,509
Cisco Systems Inc.	3.625%	3/4/24	2,850	2,864
Computer Sciences Corp.	4.450%	9/15/22	500	515
Corning Inc.	4.250%	8/15/20	1,150	1,264
Corning Inc.	3.700%	11/15/23	1,600	1,623
Dun & Bradstreet Corp.	4.375%	12/1/22	850	855
EMC Corp.	2.650%	6/1/20	6,205	6,230
EMC Corp.	3.375%	6/1/23	3,187	3,159
Equifax Inc.	3.300%	12/15/22	1,000	962
Fidelity National Information Services Inc.	5.000%	3/15/22	3,169	3,304
Fidelity National Information Services Inc.	3.500%	4/15/23	3,175	3,016
Fiserv Inc.	4.625%	10/1/20	1,275	1,359
Fiserv Inc.	3.500%	10/1/22	3,075	3,002
Google Inc.	3.625%	5/19/21	2,570	2,734
Google Inc.	3.375%	2/25/24	1,500	1,510
Harris Corp.	6.375%	6/15/19	650	760
Harris Corp.	4.400%	12/15/20	2,275	2,417
Hewlett-Packard Co.	3.750%	12/1/20	3,350	3,436
Hewlett-Packard Co.	4.300%	6/1/21	3,070	3,206
Hewlett-Packard Co.	4.375%	9/15/21	4,700	4,908
Hewlett-Packard Co.	4.650%	12/9/21	4,949	5,261
Hewlett-Packard Co.	4.050%	9/15/22	900	911
Intel Corp.	3.300%	10/1/21	7,062	7,240
Intel Corp.	2.700%	12/15/22	4,175	3,977
International Business Machines Corp.	8.375%	11/1/19	1,389	1,834
International Business Machines Corp.	1.625%	5/15/20	4,850	4,632
International Business Machines Corp.	2.900%	11/1/21	1,450	1,446
International Business Machines Corp.	1.875%	8/1/22	2,850	2,568
International Business Machines Corp.	3.375%	8/1/23	4,375	4,347
International Business Machines Corp.	3.625%	2/12/24	7,275	7,322
Jabil Circuit Inc.	5.625%	12/15/20	1,675	1,771
Jabil Circuit Inc.	4.700%	9/15/22	575	568
Juniper Networks Inc.	4.600%	3/15/21	890	918
Juniper Networks Inc.	4.500%	3/15/24	475	476
Leidos Holdings Inc.	4.450%	12/1/20	1,300	1,336
Lexmark International Inc.	5.125%	3/15/20	1,175	1,241
Maxim Integrated Products Inc.	3.375%	3/15/23	1,350	1,283
Microsoft Corp.	4.200%	6/1/19	2,675	2,990
Microsoft Corp.	3.000%	10/1/20	3,200	3,326
Microsoft Corp.	4.000%	2/8/21	2,100	2,295
Microsoft Corp.	2.125%	11/15/22	1,775	1,643

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Microsoft Corp.	2.375%	5/1/23	2,875	2,687
	Microsoft Corp.	3.625%	12/15/23	3,975	4,093
	Motorola Solutions Inc.	3.750%	5/15/22	2,400	2,369
	Motorola Solutions Inc.	3.500%	3/1/23	1,820	1,740
	Oracle Corp.	5.000%	7/8/19	5,150	5,895
	Oracle Corp.	3.875%	7/15/20	3,125	3,365
	Oracle Corp.	2.500%	10/15/22	10,150	9,548
	Pitney Bowes Inc.	6.250%	3/15/19	849	965
	Seagate HDD Cayman	7.000%	11/1/21	2,000	2,240
2	Seagate HDD Cayman	4.750%	6/1/23	5,500	5,349
	Symantec Corp.	4.200%	9/15/20	4,175	4,389
	Symantec Corp.	3.950%	6/15/22	600	602
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	2,975	3,052
	Texas Instruments Inc.	1.650%	8/3/19	2,612	2,553
	Total System Services Inc.	3.750%	6/1/23	1,300	1,237
	Tyco Electronics Group SA	4.875%	1/15/21	300	325
	Tyco Electronics Group SA	3.500%	2/3/22	2,011	1,961
	Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,222
	Xerox Corp.	5.625%	12/15/19	2,975	3,403
	Xerox Corp.	4.500%	5/15/21	3,300	3,487

	Transportation (2.2%)
1	American Airlines 2011-1
	Class A Pass Through Trust	5.250%	7/31/22	975	1,057
[1,2]	American Airlines 2013-2
	Class A Pass Through Trust	4.950%	7/15/24	3,833	4,121
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	1,510	1,688
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,000	1,052
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,075	2,114
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,525	2,462
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,050	3,915
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	1,333	1,270
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	76
	Canadian National Railway Co.	5.550%	3/1/19	1,725	2,010
	Canadian National Railway Co.	2.250%	11/15/22	800	742
	Canadian Pacific Railway Co.	7.250%	5/15/19	1,880	2,305
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,175	1,245
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,950	2,086
1	Continental Airlines 2007-1
	Class A Pass Through Trust	5.983%	4/19/22	2,365	2,672
1	Continental Airlines 2009-2
	Class A Pass Through Trust	7.250%	5/10/21	1,549	1,808
1	Continental Airlines 2010-1
	Class A Pass Through Trust	4.750%	1/12/21	516	556
	CSX Corp.	3.700%	10/30/20	2,024	2,128
	CSX Corp.	4.250%	6/1/21	1,700	1,819
	CSX Corp.	3.700%	11/1/23	1,375	1,372
1	Delta Air Lines 2007-1
	Class A Pass Through Trust	6.821%	2/10/24	1,747	2,044
1	Delta Air Lines 2009-1
	Class A Pass Through Trust	7.750%	12/17/19	1,127	1,319
1	Delta Air Lines 2010-2
	Class A Pass Through Trust	4.950%	5/23/19	1,316	1,435
1	Delta Air Lines 2012-1
	Class A Pass Through Trust	4.750%	11/7/21	2,534	2,737
	FedEx Corp.	2.625%	8/1/22	1,475	1,380

120

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
FedEx Corp.	2.700%	4/15/23	300	279
FedEx Corp.	4.000%	1/15/24	2,800	2,849
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	2,850	2,724
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	150	140
Norfolk Southern Corp.	5.900%	6/15/19	2,450	2,859
Norfolk Southern Corp.	3.250%	12/1/21	2,175	2,198
Norfolk Southern Corp.	3.000%	4/1/22	32	31
Norfolk Southern Corp.	2.903%	2/15/23	1,589	1,521
Ryder System Inc.	2.550%	6/1/19	1,500	1,499
1 Southwest Airlines Co. 2007-1
Pass Through Trust	6.150%	2/1/24	1,090	1,256
Union Pacific Corp.	4.000%	2/1/21	2,475	2,645
Union Pacific Corp.	4.163%	7/15/22	2,166	2,302
Union Pacific Corp.	2.750%	4/15/23	1,250	1,179
United Parcel Service Inc.	5.125%	4/1/19	2,150	2,468
United Parcel Service Inc.	3.125%	1/15/21	6,275	6,462
United Parcel Service Inc.	2.450%	10/1/22	4,195	3,986
United Parcel Service of America Inc.	8.375%	4/1/20	300	397
				2,161,028
Utilities (9.3%)
Electric (5.2%)
Alabama Power Co.	3.550%	12/1/23	1,500	1,523
Ameren Illinois Co.	2.700%	9/1/22	1,170	1,137
American Electric Power Co. Inc.	2.950%	12/15/22	500	478
Appalachian Power Co.	7.950%	1/15/20	1,225	1,570
Appalachian Power Co.	4.600%	3/30/21	1,042	1,144
Arizona Public Service Co.	8.750%	3/1/19	1,975	2,541
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,922	1,973
Baltimore Gas & Electric Co.	3.350%	7/1/23	575	567
Black Hills Corp.	4.250%	11/30/23	1,000	1,027
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	825	773
CMS Energy Corp.	8.750%	6/15/19	1,250	1,625
CMS Energy Corp.	6.250%	2/1/20	1,200	1,420
CMS Energy Corp.	5.050%	3/15/22	1,100	1,226
Commonwealth Edison Co.	4.000%	8/1/20	1,325	1,435
Commonwealth Edison Co.	3.400%	9/1/21	1,000	1,026
Connecticut Light & Power Co.	2.500%	1/15/23	3,175	2,987
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	2,400	2,921
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	750	830
Constellation Energy Group Inc.	5.150%	12/1/20	1,500	1,642
Consumers Energy Co.	6.700%	9/15/19	2,150	2,642
Consumers Energy Co.	2.850%	5/15/22	1,055	1,037
Consumers Energy Co.	3.375%	8/15/23	1,650	1,656
Delmarva Power & Light Co.	3.500%	11/15/23	875	882
Dominion Resources Inc.	5.200%	8/15/19	1,700	1,922
Dominion Resources Inc.	4.450%	3/15/21	2,944	3,171
DTE Electric Co.	3.900%	6/1/21	2,275	2,426
DTE Electric Co.	2.650%	6/15/22	1,800	1,740
Duke Energy Carolinas LLC	4.300%	6/15/20	1,375	1,513
Duke Energy Carolinas LLC	3.900%	6/15/21	1,675	1,797
Duke Energy Corp.	5.050%	9/15/19	2,295	2,593
Duke Energy Corp.	3.550%	9/15/21	1,000	1,029
Duke Energy Corp.	3.050%	8/15/22	1,425	1,390
Duke Energy Corp.	3.950%	10/15/23	825	848
Duke Energy Florida Inc.	3.100%	8/15/21	1,625	1,648
Duke Energy Indiana Inc.	3.750%	7/15/20	1,700	1,815

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Ohio Inc.	5.450%	4/1/19	1,230	1,425
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,000	1,041
	Duke Energy Progress Inc.	3.000%	9/15/21	300	304
	Duke Energy Progress Inc.	2.800%	5/15/22	1,000	984
	Entergy Arkansas Inc.	3.750%	2/15/21	1,175	1,238
	Entergy Arkansas Inc.	3.050%	6/1/23	200	194
	Entergy Corp.	5.125%	9/15/20	1,650	1,773
	Entergy Gulf States Louisiana LLC	3.950%	10/1/20	1,785	1,912
	Entergy Louisiana LLC	4.050%	9/1/23	1,200	1,255
	Entergy Mississippi Inc.	3.100%	7/1/23	1,425	1,388
	Exelon Generation Co. LLC	5.200%	10/1/19	2,500	2,761
	Exelon Generation Co. LLC	4.000%	10/1/20	1,082	1,106
	Exelon Generation Co. LLC	4.250%	6/15/22	1,500	1,508
	FirstEnergy Solutions Corp.	6.050%	8/15/21	2,225	2,450
	Florida Power & Light Co.	2.750%	6/1/23	1,475	1,421
	Georgia Power Co.	4.250%	12/1/19	1,905	2,099
	Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,293
	Indiana Michigan Power Co.	7.000%	3/15/19	655	793
	Indiana Michigan Power Co.	3.200%	3/15/23	1,625	1,566
	ITC Holdings Corp.	4.050%	7/1/23	1,425	1,442
	Kansas City Power & Light Co.	7.150%	4/1/19	1,950	2,412
	Kansas City Power & Light Co.	3.150%	3/15/23	1,275	1,226
	Kentucky Utilities Co.	3.250%	11/1/20	1,125	1,170
	LG&E & KU Energy LLC	3.750%	11/15/20	3,445	3,562
	LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,449
2	MidAmerican Energy Holdings Co.	3.750%	11/15/23	1,925	1,930
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	2,000	1,977
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	1,108	1,111
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	875	872
1	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	1,175	1,116
	Nevada Power Co.	7.125%	3/15/19	1,855	2,300
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	1,550	1,778
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,375	1,453
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	925	899
	Northeast Utilities	2.800%	5/1/23	1,000	944
	Northern States Power Co.	2.150%	8/15/22	375	349
	Northern States Power Co.	2.600%	5/15/23	1,350	1,277
	NSTAR Electric Co.	2.375%	10/15/22	1,200	1,123
	NSTAR LLC	4.500%	11/15/19	1,862	2,044
	Oglethorpe Power Corp.	6.100%	3/15/19	1,000	1,172
	Ohio Power Co.	5.375%	10/1/21	1,100	1,271
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,500	3,103
	Pacific Gas & Electric Co.	3.500%	10/1/20	2,436	2,524
	Pacific Gas & Electric Co.	4.250%	5/15/21	1,425	1,529
	Pacific Gas & Electric Co.	3.250%	9/15/21	500	503
	Pacific Gas & Electric Co.	2.450%	8/15/22	2,800	2,627
	Pacific Gas & Electric Co.	3.250%	6/15/23	1,200	1,171
	Pacific Gas & Electric Co.	3.750%	2/15/24	850	857
	PacifiCorp	3.850%	6/15/21	2,900	3,074
	PacifiCorp	2.950%	2/1/22	2,820	2,799
	Peco Energy Co.	2.375%	9/15/22	1,129	1,068
	Pennsylvania Electric Co.	5.200%	4/1/20	650	715
	PG&E Corp.	2.400%	3/1/19	1,050	1,053
	Portland General Electric Co.	6.100%	4/15/19	1,885	2,230
	PPL Capital Funding Inc.	3.400%	6/1/23	2,700	2,595
	PPL Electric Utilities Corp.	3.000%	9/15/21	4,150	4,190

122

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPL Energy Supply LLC	4.600%	12/15/21	1,225	1,232
Progress Energy Inc.	7.050%	3/15/19	1,950	2,364
Progress Energy Inc.	4.400%	1/15/21	2,247	2,433
Progress Energy Inc.	3.150%	4/1/22	175	172
PSEG Power LLC	5.125%	4/15/20	1,125	1,250
PSEG Power LLC	4.150%	9/15/21	1,011	1,054
Public Service Co. of Colorado	5.125%	6/1/19	1,650	1,886
Public Service Co. of Colorado	3.200%	11/15/20	675	702
Public Service Co. of Colorado	2.500%	3/15/23	400	377
Public Service Co. of New Hampshire	3.500%	11/1/23	700	705
Public Service Co. of Oklahoma	5.150%	12/1/19	472	533
Public Service Co. of Oklahoma	4.400%	2/1/21	500	542
Public Service Electric & Gas Co.	3.500%	8/15/20	375	393
Public Service Electric & Gas Co.	2.375%	5/15/23	1,875	1,746
Puget Energy Inc.	6.500%	12/15/20	1,300	1,538
Puget Energy Inc.	6.000%	9/1/21	2,875	3,327
San Diego Gas & Electric Co.	3.000%	8/15/21	908	923
San Diego Gas & Electric Co.	3.600%	9/1/23	1,100	1,139
SCANA Corp.	4.750%	5/15/21	2,500	2,644
SCANA Corp.	4.125%	2/1/22	725	729
Sierra Pacific Power Co.	3.375%	8/15/23	750	746
Southern California Edison Co.	3.875%	6/1/21	2,200	2,357
Southern California Edison Co.	3.500%	10/1/23	1,000	1,007
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,082
Tampa Electric Co.	5.400%	5/15/21	1,000	1,149
Tampa Electric Co.	2.600%	9/15/22	475	451
TECO Finance Inc.	5.150%	3/15/20	1,950	2,182
TransAlta Corp.	4.500%	11/15/22	1,669	1,646
Tucson Electric Power Co.	5.150%	11/15/21	600	659
UIL Holdings Corp.	4.625%	10/1/20	1,150	1,212
Virginia Electric & Power Co.	2.950%	1/15/22	2,000	1,985
Virginia Electric & Power Co.	3.450%	9/1/22	900	916
Virginia Electric & Power Co.	2.750%	3/15/23	1,600	1,539
Virginia Electric and Power Co.	3.450%	2/15/24	600	600
Wisconsin Electric Power Co.	2.950%	9/15/21	925	930
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,330
Wisconsin Power & Light Co.	2.250%	11/15/22	875	809
Xcel Energy Inc.	4.700%	5/15/20	1,200	1,342

Natural Gas (4.1%)
AGL Capital Corp.	5.250%	8/15/19	750	852
AGL Capital Corp.	3.500%	9/15/21	1,100	1,130
Atmos Energy Corp.	8.500%	3/15/19	825	1,063
Boardwalk Pipelines LP	5.750%	9/15/19	755	829
Boardwalk Pipelines LP	3.375%	2/1/23	1,200	1,068
Buckeye Partners LP	4.875%	2/1/21	2,283	2,393
Buckeye Partners LP	4.150%	7/1/23	1,740	1,722
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,550	2,770
Copano Energy LLC /
Copano Energy Finance Corp.	7.125%	4/1/21	1,073	1,229
DCP Midstream Operating LP	4.950%	4/1/22	875	917
DCP Midstream Operating LP	3.875%	3/15/23	2,425	2,349
2 Dominion Gas Holdings LLC	3.550%	11/1/23	2,100	2,082
El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	194
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,600	3,007
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,600	1,702

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enbridge Energy Partners LP	9.875%	3/1/19	1,825	2,391
Enbridge Energy Partners LP	5.200%	3/15/20	1,300	1,436
Enbridge Energy Partners LP	4.200%	9/15/21	1,400	1,453
Enbridge Inc.	4.000%	10/1/23	1,550	1,567
Energy Transfer Partners LP	9.700%	3/15/19	1,776	2,308
Energy Transfer Partners LP	9.000%	4/15/19	1,607	2,043
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,166
Energy Transfer Partners LP	4.650%	6/1/21	3,600	3,779
Energy Transfer Partners LP	5.200%	2/1/22	2,650	2,853
Energy Transfer Partners LP	3.600%	2/1/23	3,325	3,167
Energy Transfer Partners LP	7.600%	2/1/24	930	1,141
Enterprise Products Operating LLC	5.250%	1/31/20	1,350	1,530
Enterprise Products Operating LLC	5.200%	9/1/20	1,900	2,147
Enterprise Products Operating LLC	4.050%	2/15/22	2,375	2,481
Enterprise Products Operating LLC	3.350%	3/15/23	2,900	2,832
Enterprise Products Operating LLC	3.900%	2/15/24	4,625	4,653
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	747
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,125	6,097
Kinder Morgan Energy Partners LP	3.500%	3/1/21	1,100	1,102
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,150	2,443
Kinder Morgan Energy Partners LP	4.150%	3/1/22	650	662
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,330	4,334
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,000	951
Kinder Morgan Energy Partners LP	3.500%	9/1/23	900	851
Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,150	2,128
Magellan Midstream Partners LP	6.550%	7/15/19	2,071	2,476
Magellan Midstream Partners LP	4.250%	2/1/21	250	269
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,577
National Fuel Gas Co.	3.750%	3/1/23	2,075	2,029
Nisource Finance Corp.	5.450%	9/15/20	3,275	3,743
Nisource Finance Corp.	6.125%	3/1/22	2,950	3,413
ONEOK Inc.	4.250%	2/1/22	1,175	1,138
ONEOK Partners LP	8.625%	3/1/19	1,475	1,877
ONEOK Partners LP	3.375%	10/1/22	2,744	2,650
Plains All American Pipeline LP /
PAA Finance Corp.	5.750%	1/15/20	1,700	1,972
Plains All American Pipeline LP /
PAA Finance Corp.	5.000%	2/1/21	2,034	2,272
Plains All American Pipeline LP /
PAA Finance Corp.	3.650%	6/1/22	2,600	2,632
Plains All American Pipeline LP /
PAA Finance Corp.	2.850%	1/31/23	900	842
Plains All American Pipeline LP /
PAA Finance Corp.	3.850%	10/15/23	2,750	2,757
Sempra Energy	2.875%	10/1/22	1,500	1,427
Sempra Energy	4.050%	12/1/23	2,700	2,764
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.	4.400%	6/15/21	1,400	1,482
Spectra Energy Capital LLC	8.000%	10/1/19	1,325	1,621
Spectra Energy Capital LLC	3.300%	3/15/23	2,925	2,660
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,322
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,719
TC Pipelines LP	4.650%	6/15/21	1,253	1,296
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,967	4,206
TransCanada PipeLines Ltd.	2.500%	8/1/22	3,740	3,528
TransCanada PipeLines Ltd.	3.750%	10/16/23	1,750	1,772

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Western Gas Partners LP	5.375%	6/1/21	1,682	1,845
Western Gas Partners LP	4.000%	7/1/22	1,800	1,787
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,268
Williams Cos. Inc.	3.700%	1/15/23	2,603	2,348
Williams Partners LP	5.250%	3/15/20	4,995	5,558
Williams Partners LP	4.125%	11/15/20	1,807	1,888
Williams Partners LP	4.000%	11/15/21	2,236	2,280
Williams Partners LP	3.350%	8/15/22	2,475	2,368
Williams Partners LP	4.300%	3/4/24	600	598
				345,964
Total Corporate Bonds (Cost $3,604,212)				3,618,865
Taxable Municipal Bonds (0.1%)
Cornell University New York GO	5.450%	2/1/19	750	868
Dartmouth College New Hampshire GO	4.750%	6/1/19	200	227
George Washington University
District of Columbia GO	3.485%	9/15/22	950	940
Stanford University GO	4.750%	5/1/19	1,150	1,302
Total Taxable Municipal Bonds (Cost $3,368)				3,337

			Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
3 Vanguard Market Liquidity Fund (Cost $6,077)	0.130%		6,077,335	6,077
Total Investments (98.8%) (Cost $3,654,214)				3,668,849
Other Assets and Liabilities (1.2%)
Other Assets				172,845
Liabilities				(129,008)
				43,837
Net Assets (100%)				3,712,686

Intermediate-Term Corporate Bond Index Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	3,693,359
Undistributed Net Investment Income	8,848
Accumulated Net Realized Losses	(4,156)
Unrealized Appreciation (Depreciation)	14,635
Net Assets	3,712,686

Admiral Shares—Net Assets
Applicable to 5,184,605 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	118,490
Net Asset Value Per Share—Admiral Shares	$22.85

Institutional Shares—Net Assets
Applicable to 10,253,528 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	289,633
Net Asset Value Per Share—Institutional Shares	$28.25

ETF Shares—Net Assets
Applicable to 38,900,118 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,304,563
Net Asset Value Per Share—ETF Shares	$84.95

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $26,392,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	59,880
Total Income	59,880
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative—Admiral Shares	36
Management and Administrative—Institutional Shares	74
Management and Administrative—ETF Shares	1,345
Marketing and Distribution—Admiral Shares	7
Marketing and Distribution—Institutional Shares	23
Marketing and Distribution—ETF Shares	414
Custodian Fees	35
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	96
Trustees’ Fees and Expenses	1
Total Expenses	2,077
Net Investment Income	57,803
Realized Net Gain (Loss)
Investment Securities Sold	(2,524)
Futures Contracts	(501)
Realized Net Gain (Loss)	(3,025)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	128,049
Net Increase (Decrease) in Net Assets Resulting from Operations	182,827
1 Interest income from an affiliated company of the fund was $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,803	111,974
Realized Net Gain (Loss)	(3,025)	70,295
Change in Unrealized Appreciation (Depreciation)	128,049	(256,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	182,827	(73,885)
Distributions
Net Investment Income
Admiral Shares[1]	(1,320)	(1,717)
Institutional Shares	(3,759)	(6,146)
ETF Shares	(43,803)	(104,040)
Realized Capital Gain [2]
Admiral Shares[1]	(567)	(264)
Institutional Shares	(1,674)	(984)
ETF Shares	(22,349)	(16,426)
Total Distributions	(73,472)	(129,577)
Capital Share Transactions
Admiral Shares[1]	60,866	7,708
Institutional Shares	119,348	(10,832)
ETF Shares	42,775	599,923
Net Increase (Decrease) from Capital Share Transactions	222,989	596,799
Total Increase (Decrease)	332,344	393,337
Net Assets
Beginning of Period	3,380,342	2,987,005
End of Period[3]	3,712,686	3,380,342

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s distributions and capital share transactions are for the
Signal class.
2 Includes fiscal 2014 and 2013 short-term gain distributions totaling $5,450,000 and $11,000,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $8,848,000 and ($73,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months				March 2,
	Ended				2010[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.20	$23.40	$21.98	$21.76	$20.43
Investment Operations
Net Investment Income	. 367.732		. 800	. 876	. 441
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.805	(1.085)	1.437	.312	1.345
Total from Investment Operations	1.172	(.353)	2.237	1.188	1.786
Distributions
Dividends from Net Investment Income	(. 365)	(.731)	(. 800)	(. 875)	(. 456)
Distributions from Realized Capital Gains	(.157)	(.116)	(. 017)	(. 093)	—
Total Distributions	(. 522)	(. 847)	(. 817)	(. 968)	(. 456)
Net Asset Value, End of Period	$22.85	$22.20	$23.40	$21.98	$21.76

Total Return[3]	5.33%	-1.62%	10.41%	5.65%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118	$55	$51	$7	$2
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.16%	3.62%	4.15%	4.60%[4]
Portfolio Turnover Rate [5]	60%	73%	69%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Includes increases from purchase fees of $.00, $.00, $.01, $.02, and $.00
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months				Nov. 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.44	$28.93	$27.17	$26.90	$24.97
Investment Operations
Net Investment Income	.458	.913	.999	1.098	.850
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.000	(1.347)	1.780	.383	1.933
Total from Investment Operations	1.458	(.434)	2.779	1.481	2.783
Distributions
Dividends from Net Investment Income	(.454)	(.913)	(.998)	(1.097)	(.853)
Distributions from Realized Capital Gains	(.194)	(.143)	(.021)	(.114)	—
Total Distributions	(.648)	(1.056)	(1.019)	(1.211)	(.853)
Net Asset Value, End of Period	$28.25	$27.44	$28.93	$27.17	$26.90

Total Return [3]	5.37%	-1.61%	10.46%	5.70%	11.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$290	$164	$185	$82	$12
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%[4]
Ratio of Net Investment Income to
Average Net Assets	3.31%	3.19%	3.65%	4.20%	4.66%[4]
Portfolio Turnover Rate[5]	60%	73%	69%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from redemption fees of $.00, $.00, $.01, $.02, and $.00.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				Nov. 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$82.31	$86.78	$81.49	$80.67	$74.90
Investment Operations
Net Investment Income	1.353	2.715	2.966	3.249	2.519
Net Realized and Unrealized Gain (Loss)
on Investments [2]	2.994	(4.042)	5.350	1.162	5.778
Total from Investment Operations	4.347	(1.327)	8.316	4.411	8.297
Distributions
Dividends from Net Investment Income	(1.125)	(2.713)	(2.963)	(3.248)	(2.527)
Distributions from Realized Capital Gains	(. 582)	(. 430)	(. 063)	(. 343)	—
Total Distributions	(1.707)	(3.143)	(3.026)	(3.591)	(2.527)
Net Asset Value, End of Period	$84.95	$82.31	$86.78	$81.49	$80.67

Total Return	5.34%	-1.64%	10.43%	5.65%	11.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,305	$3,161	$2,751	$725	$274
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.16%	3.62%	4.15%	4.60%[3]
Portfolio Turnover Rate [4]	60%	73%	69%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from redemption fees of $.00, $.00, $.03, $.06, and $.01.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Effective in October 2013, Signal Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of average net assets, based on average aggregate settlement values. The fund had no open futures contracts at February 28, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Intermediate-Term Corporate Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $402,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	40,570	—
Corporate Bonds	—	3,618,865	—
Taxable Municipal Bonds	—	3,337	—
Temporary Cash Investments	6,077	—	—
Total	6,077	3,662,772	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will

Intermediate-Term Corporate Bond Index Fund

reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2014, the fund realized $56,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 28, 2014, the cost of investment securities for tax purposes was $3,655,087,000. Net unrealized appreciation of investment securities for tax purposes was $13,762,000, consisting of unrealized gains of $57,412,000 on securities that had risen in value since their purchase and $43,650,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $806,558,000 of investment securities and sold $645,591,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $634,552,000 and $597,755,000, respectively. Total purchases and sales include $255,122,000 and $197,992,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	72,093	3,192	29,059	1,246
Issued in Lieu of Cash Distributions	1,690	75	1,849	79
Redeemed	(12,917)	(574)	(23,200)	(1,000)
Net Increase (Decrease)—Admiral Shares	60,866	2,693	7,708	325
Institutional Shares
Issued [2]	141,356	5,059	18,952	656
Issued in Lieu of Cash Distributions	4,800	172	5,903	205
Redeemed	(26,808)	(966)	(35,687)	(1,285)
Net Increase (Decrease)—Institutional Shares	119,348	4,265	(10,832)	(424)
ETF Shares
Issued [2]	243,482	2,900	1,435,939	16,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(200,707)	(2,400)	(836,016)	(9,700)
Net Increase (Decrease)—ETF Shares	42,775	500	599,923	6,700
1 Signal Shares were renamed Admiral Shares in October 2013. The prior periods’ capital share transactions are for the Signal class.
2 Includes purchase fees for fiscal 2014 and 2013 of $184,000 and $235,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Admiral Institutional		ETF
	Shares	Shares	Shares
Ticker Symbol	VLTCX	VLCIX	VCLT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	4.78%	4.81%	4.78%

Financial Attributes

		Barclays
		10+ Year	Barclays
		Corporate Aggregate
	Fund	Index	FA Index
Number of Bonds	1,245	1,423	8,737
Yield to Maturity
(before expenses)	4.8%	4.8%	2.2%
Average Coupon	5.9%	5.9%	3.3%
Average Duration	13.5 years 13.5 years		5.5 years
Average Effective
Maturity	23.8 years 24.0 years		7.6 years
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of portfolio)
Finance	19.0%
Industrial	62.8
Utilities	18.0
Other	0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Volatility Measures
	Barclays
	10+ Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.73
Beta	1.02	2.72
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.2%
1 - 3 Years	0.1
5 - 10 Years	1.3
10 - 20 Years	21.8
20 - 30 Years	75.2
Over 30 Years	1.4

Distribution by Credit Quality (% of portfolio)
Aaa	1.4
Aa	6.6
A	44.8
Baa	47.2
For information about these ratings, see the Glossary entry for
Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares.

Long-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2014
		Barclays
		10+ Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	14.54%	14.46%
2011	4.19	5.18
2012	19.40	18.33
2013	-6.55	-6.09
2014	7.80	7.49
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Admiral Shares	1/19/2010	-5.92%	5.21%	2.49%	7.70%
Fee-Adjusted Returns		-6.86			7.42
Institutional Shares	11/19/2009	-5.87	5.21	2.48	7.69
Fee-Adjusted Returns		-6.81			7.42
ETF Shares	11/19/2009
Market Price		-5.14			7.87
Net Asset Value		-5.92			7.63

Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
United States Treasury Note/Bond (Cost $121)	2.750%	2/15/24	120	121
Corporate Bonds (98.2%)
Finance (18.7%)
Banking (9.5%)
American Express Co.	4.050%	12/3/42	622	571
Bank of America Corp.	5.875%	2/7/42	1,415	1,646
Bank of America Corp.	5.000%	1/21/44	1,725	1,786
Bank of America NA	6.000%	10/15/36	1,100	1,311
Bank of New York Mellon Corp.	3.950%	11/18/25	350	360
Bank One Corp.	7.625%	10/15/26	1,580	2,003
Citigroup Inc.	5.500%	9/13/25	575	619
Citigroup Inc.	6.625%	1/15/28	200	239
Citigroup Inc.	6.625%	6/15/32	1,010	1,161
Citigroup Inc.	5.875%	2/22/33	1,155	1,230
Citigroup Inc.	6.000%	10/31/33	595	644
Citigroup Inc.	5.850%	12/11/34	516	584
Citigroup Inc.	6.125%	8/25/36	1,710	1,879
Citigroup Inc.	5.875%	5/29/37	524	600
Citigroup Inc.	6.875%	3/5/38	1,789	2,304
Citigroup Inc.	8.125%	7/15/39	2,350	3,410
Citigroup Inc.	5.875%	1/30/42	855	990
Citigroup Inc.	6.675%	9/13/43	750	889
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	1,000	1,086
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.750%	12/1/43	1,225	1,329
Credit Suisse USA Inc.	7.125%	7/15/32	600	811
Fifth Third Bancorp	8.250%	3/1/38	857	1,196
Goldman Sachs Capital I	6.345%	2/15/34	2,180	2,276
Goldman Sachs Group Inc.	4.000%	3/3/24	2,000	1,997
Goldman Sachs Group Inc.	5.950%	1/15/27	1,735	1,885
Goldman Sachs Group Inc.	6.125%	2/15/33	1,965	2,293
Goldman Sachs Group Inc.	6.450%	5/1/36	1,595	1,760
Goldman Sachs Group Inc.	6.750%	10/1/37	4,580	5,235
Goldman Sachs Group Inc.	6.250%	2/1/41	2,455	2,945
HSBC Bank plc	7.650%	5/1/25	625	788
HSBC Bank USA NA	5.875%	11/1/34	1,125	1,263

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HSBC Bank USA NA	5.625%	8/15/35	900	984
	HSBC Bank USA NA	7.000%	1/15/39	925	1,192
	HSBC Holdings plc	7.625%	5/17/32	845	1,080
	HSBC Holdings plc	6.500%	5/2/36	1,200	1,424
	HSBC Holdings plc	6.500%	9/15/37	660	787
	HSBC Holdings plc	6.800%	6/1/38	2,005	2,471
	HSBC Holdings plc	6.100%	1/14/42	710	871
	JPMorgan Chase & Co.	6.400%	5/15/38	2,270	2,834
	JPMorgan Chase & Co.	5.500%	10/15/40	1,185	1,321
	JPMorgan Chase & Co.	5.600%	7/15/41	1,580	1,781
	JPMorgan Chase & Co.	5.400%	1/6/42	1,305	1,445
	JPMorgan Chase & Co.	5.625%	8/16/43	1,600	1,742
	JPMorgan Chase & Co.	4.850%	2/1/44	1,000	1,018
	KeyBank NA	6.950%	2/1/28	450	554
	Merrill Lynch & Co. Inc.	6.750%	6/1/28	640	769
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,925	2,157
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,378	1,836
	Morgan Stanley	5.000%	11/24/25	1,575	1,639
	Morgan Stanley	7.250%	4/1/32	1,130	1,468
	Morgan Stanley	6.375%	7/24/42	2,311	2,837
	Northern Trust Corp.	3.950%	10/30/25	625	633
	PNC Bank NA	4.200%	11/1/25	725	743
	UBS AG	7.750%	9/1/26	625	803
	Wachovia Bank NA	6.600%	1/15/38	1,800	2,354
	Wachovia Corp.	6.605%	10/1/25	565	670
	Wachovia Corp.	7.500%	4/15/35	45	58
	Wachovia Corp.	5.500%	8/1/35	1,175	1,283
	Wachovia Corp.	6.550%	10/15/35	25	30
	Wells Fargo & Co.	5.375%	2/7/35	1,685	1,890
	Wells Fargo & Co.	5.375%	11/2/43	1,625	1,738
	Wells Fargo & Co.	5.606%	1/15/44	1,600	1,753
	Wells Fargo Bank NA	5.950%	8/26/36	725	872
1	Wells Fargo Capital X	5.950%	12/1/86	920	918

	Brokerage (0.3%)
	Invesco Finance plc	5.375%	11/30/43	700	747
	Jefferies Group LLC	6.450%	6/8/27	400	425
	Jefferies Group LLC	6.250%	1/15/36	435	442
	Jefferies Group LLC	6.500%	1/20/43	200	208
	Legg Mason Inc.	5.625%	1/15/44	325	335
	Leucadia National Corp.	6.625%	10/23/43	200	208

	Finance Companies (2.1%)
	GATX Corp.	5.200%	3/15/44	200	202
	General Electric Capital Corp.	5.550%	1/5/26	275	312
	General Electric Capital Corp.	6.750%	3/15/32	4,555	5,822
	General Electric Capital Corp.	6.150%	8/7/37	2,085	2,523
	General Electric Capital Corp.	5.875%	1/14/38	5,040	5,977
	General Electric Capital Corp.	6.875%	1/10/39	4,310	5,679

	Insurance (6.4%)
	ACE Capital Trust II	9.700%	4/1/30	240	345
	ACE INA Holdings Inc.	4.150%	3/13/43	875	835
	Aetna Inc.	6.625%	6/15/36	580	725
	Aetna Inc.	6.750%	12/15/37	565	722
	Aetna Inc.	4.500%	5/15/42	455	450

138

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aetna Inc.	4.125%	11/15/42	200	185
Aflac Inc.	6.900%	12/17/39	145	188
Aflac Inc.	6.450%	8/15/40	650	803
AIG Life Holdings Inc.	8.500%	7/1/30	235	302
Allstate Corp.	5.350%	6/1/33	190	212
Allstate Corp.	5.550%	5/9/35	315	361
Allstate Corp.	5.950%	4/1/36	295	356
Allstate Corp.	4.500%	6/15/43	380	384
1 Allstate Corp.	6.500%	5/15/67	525	549
American International Group Inc.	6.250%	5/1/36	1,335	1,644
1 American International Group Inc.	8.175%	5/15/68	2,490	3,193
1 American International Group Inc.	6.250%	3/15/87	1,135	1,159
Aon Corp.	8.205%	1/1/27	550	673
Aon Corp.	6.250%	9/30/40	385	466
Aon plc	4.450%	5/24/43	250	237
Arch Capital Group Ltd.	7.350%	5/1/34	250	329
Arch Capital Group US Inc.	5.144%	11/1/43	350	370
Assurant Inc.	6.750%	2/15/34	500	568
AXA SA	8.600%	12/15/30	1,110	1,410
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	655	761
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	570	552
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	775	736
Berkshire Hathaway Inc.	4.500%	2/11/43	780	765
Chubb Corp.	6.000%	5/11/37	1,150	1,403
Chubb Corp.	6.500%	5/15/38	275	356
Cigna Corp.	7.875%	5/15/27	865	1,117
Cigna Corp.	5.875%	3/15/41	525	616
Cigna Corp.	5.375%	2/15/42	475	522
Cincinnati Financial Corp.	6.920%	5/15/28	300	362
Cincinnati Financial Corp.	6.125%	11/1/34	394	435
CNA Financial Corp.	3.950%	5/15/24	450	453
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	470
Genworth Holdings Inc.	6.500%	6/15/34	235	266
Hartford Financial Services Group Inc.	5.950%	10/15/36	230	266
Hartford Financial Services Group Inc.	6.625%	3/30/40	291	368
Hartford Financial Services Group Inc.	6.100%	10/1/41	390	467
Humana Inc.	8.150%	6/15/38	145	200
Humana Inc.	4.625%	12/1/42	405	386
ING US Inc.	5.700%	7/15/43	350	392
Lincoln National Corp.	6.150%	4/7/36	800	944
Lincoln National Corp.	7.000%	6/15/40	395	519
Loews Corp.	6.000%	2/1/35	440	501
Loews Corp.	4.125%	5/15/43	100	92
Markel Corp.	5.000%	3/30/43	325	326
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	515	585
MetLife Inc.	6.500%	12/15/32	550	688
MetLife Inc.	6.375%	6/15/34	640	792
MetLife Inc.	5.700%	6/15/35	720	834
MetLife Inc.	5.875%	2/6/41	695	803
MetLife Inc.	4.125%	8/13/42	725	669
MetLife Inc.	4.875%	11/13/43	1,025	1,068
1 MetLife Inc.	6.400%	12/15/66	895	931
1 MetLife Inc.	10.750%	8/1/69	460	695
Munich Re America Corp.	7.450%	12/15/26	350	448
1 Nationwide Financial Services Inc.	6.750%	5/15/67	365	363
Principal Financial Group Inc.	6.050%	10/15/36	490	583

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Principal Financial Group Inc.	4.625%	9/15/42	675	659
	Principal Financial Group Inc.	4.350%	5/15/43	350	328
	Progressive Corp.	6.625%	3/1/29	175	226
	Progressive Corp.	6.250%	12/1/32	305	379
	Protective Life Corp.	8.450%	10/15/39	390	528
	Prudential Financial Inc.	5.750%	7/15/33	550	621
	Prudential Financial Inc.	5.400%	6/13/35	545	593
	Prudential Financial Inc.	5.900%	3/17/36	540	613
	Prudential Financial Inc.	5.700%	12/14/36	275	312
	Prudential Financial Inc.	6.625%	12/1/37	885	1,113
	Prudential Financial Inc.	5.100%	8/15/43	675	712
1	Prudential Financial Inc.	5.200%	3/15/44	775	763
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	370	457
	Transatlantic Holdings Inc.	8.000%	11/30/39	280	368
	Travelers Cos. Inc.	6.750%	6/20/36	555	726
	Travelers Cos. Inc.	6.250%	6/15/37	1,025	1,292
	Travelers Cos. Inc.	5.350%	11/1/40	676	766
	Travelers Cos. Inc.	4.600%	8/1/43	150	154
	Trinity Acquisition plc	6.125%	8/15/43	275	288
	UnitedHealth Group Inc.	5.800%	3/15/36	685	794
	UnitedHealth Group Inc.	6.500%	6/15/37	625	783
	UnitedHealth Group Inc.	6.625%	11/15/37	940	1,204
	UnitedHealth Group Inc.	6.875%	2/15/38	785	1,027
	UnitedHealth Group Inc.	5.700%	10/15/40	10	12
	UnitedHealth Group Inc.	5.950%	2/15/41	485	578
	UnitedHealth Group Inc.	4.625%	11/15/41	663	664
	UnitedHealth Group Inc.	4.375%	3/15/42	305	295
	UnitedHealth Group Inc.	3.950%	10/15/42	775	699
	UnitedHealth Group Inc.	4.250%	3/15/43	650	614
	Unum Group	5.750%	8/15/42	300	325
	Validus Holdings Ltd.	8.875%	1/26/40	285	388
	WellPoint Inc.	5.950%	12/15/34	531	608
	WellPoint Inc.	5.850%	1/15/36	645	725
	WellPoint Inc.	6.375%	6/15/37	320	383
	WellPoint Inc.	4.625%	5/15/42	1,460	1,417
	WellPoint Inc.	4.650%	1/15/43	925	896
	XL Group plc	6.375%	11/15/24	405	476
	XL Group plc	6.250%	5/15/27	280	327
	XLIT Ltd.	5.250%	12/15/43	50	53

	Other Finance (0.1%)
	CME Group Inc.	5.300%	9/15/43	625	697

	Real Estate Investment Trusts (0.3%)
	HCP Inc.	4.200%	3/1/24	275	281
	HCP Inc.	6.750%	2/1/41	235	300
	Health Care REIT Inc.	6.500%	3/15/41	400	469
	Health Care REIT Inc.	5.125%	3/15/43	225	223
	Omega Healthcare Investors Inc.	5.875%	3/15/24	375	390
	Realty Income Corp.	5.875%	3/15/35	225	247
	Simon Property Group LP	6.750%	2/1/40	420	548
	Simon Property Group LP	4.750%	3/15/42	465	482
	Ventas Realty LP	5.700%	9/30/43	250	276
					179,204

140

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Industrial (61.7%)
Basic Industry (5.9%)
Agrium Inc.	7.125%	5/23/36	430	532
Agrium Inc.	6.125%	1/15/41	175	198
Agrium Inc.	4.900%	6/1/43	300	294
Alcoa Inc.	5.900%	2/1/27	480	494
Alcoa Inc.	6.750%	1/15/28	600	658
Alcoa Inc.	5.950%	2/1/37	179	176
Barrick Gold Corp.	5.250%	4/1/42	615	564
Barrick North America Finance LLC	7.500%	9/15/38	265	291
Barrick North America Finance LLC	5.700%	5/30/41	525	507
Barrick North America Finance LLC	5.750%	5/1/43	1,100	1,081
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,120	1,115
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	300	365
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,005	945
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,275	2,393
CF Industries Inc.	4.950%	6/1/43	825	787
Cliffs Natural Resources Inc.	6.250%	10/1/40	746	642
Domtar Corp.	6.250%	9/1/42	225	235
Domtar Corp.	6.750%	2/15/44	175	194
Dow Chemical Co.	7.375%	11/1/29	1,160	1,509
Dow Chemical Co.	9.400%	5/15/39	570	880
Dow Chemical Co.	5.250%	11/15/41	255	264
Dow Chemical Co.	4.375%	11/15/42	1,150	1,056
Eastman Chemical Co.	4.800%	9/1/42	1,080	1,054
Ecolab Inc.	5.500%	12/8/41	695	781
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	569
EI du Pont de Nemours & Co.	4.900%	1/15/41	445	466
EI du Pont de Nemours & Co.	4.150%	2/15/43	625	589
Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	2,005	1,980
Georgia-Pacific LLC	7.375%	12/1/25	602	766
Georgia-Pacific LLC	7.250%	6/1/28	305	386
Georgia-Pacific LLC	7.750%	11/15/29	390	513
Georgia-Pacific LLC	8.875%	5/15/31	365	531
Glencore Canada Corp.	6.200%	6/15/35	175	179
International Paper Co.	8.700%	6/15/38	275	398
International Paper Co.	7.300%	11/15/39	385	504
International Paper Co.	6.000%	11/15/41	710	822
Kinross Gold Corp.	6.875%	9/1/41	260	252
Lubrizol Corp.	6.500%	10/1/34	240	302
LYB International Finance BV	5.250%	7/15/43	375	397
LYB International Finance BV	4.875%	3/15/44	575	574
LyondellBasell Industries NV	5.750%	4/15/24	1,175	1,349
Monsanto Co.	5.500%	8/15/25	435	510
Monsanto Co.	5.875%	4/15/38	230	279
Monsanto Co.	3.600%	7/15/42	795	699
Mosaic Co.	5.450%	11/15/33	500	531
Mosaic Co.	4.875%	11/15/41	145	138
Mosaic Co.	5.625%	11/15/43	700	741
Newmont Mining Corp.	5.875%	4/1/35	230	216
Newmont Mining Corp.	6.250%	10/1/39	1,265	1,225
Newmont Mining Corp.	4.875%	3/15/42	835	681
Nucor Corp.	6.400%	12/1/37	430	507
Nucor Corp.	5.200%	8/1/43	375	384
Placer Dome Inc.	6.450%	10/15/35	50	50
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	460	534

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	585	660
PPG Industries Inc.	7.700%	3/15/38	270	359
PPG Industries Inc.	5.500%	11/15/40	160	179
Praxair Inc.	3.550%	11/7/42	400	347
Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	38
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	606
Rio Tinto Alcan Inc.	6.125%	12/15/33	269	315
Rio Tinto Alcan Inc.	5.750%	6/1/35	535	591
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	839
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,020	1,083
Rio Tinto Finance USA plc	4.750%	3/22/42	290	286
Rio Tinto Finance USA plc	4.125%	8/21/42	500	450
Rohm & Haas Co.	7.850%	7/15/29	900	1,209
Southern Copper Corp.	7.500%	7/27/35	655	716
Southern Copper Corp.	6.750%	4/16/40	990	1,010
Southern Copper Corp.	5.250%	11/8/42	945	809
Syngenta Finance NV	4.375%	3/28/42	225	219
Teck Resources Ltd.	6.125%	10/1/35	1,280	1,306
Teck Resources Ltd.	6.000%	8/15/40	570	577
Teck Resources Ltd.	6.250%	7/15/41	385	406
Teck Resources Ltd.	5.200%	3/1/42	445	412
Teck Resources Ltd.	5.400%	2/1/43	375	358
Vale Canada Ltd.	7.200%	9/15/32	660	697
Vale Overseas Ltd.	8.250%	1/17/34	445	537
Vale Overseas Ltd.	6.875%	11/21/36	1,710	1,826
Vale Overseas Ltd.	6.875%	11/10/39	1,730	1,847
Vale SA	5.625%	9/11/42	1,650	1,543
Westvaco Corp.	7.950%	2/15/31	500	610
Weyerhaeuser Co.	8.500%	1/15/25	300	393
Weyerhaeuser Co.	6.950%	10/1/27	200	238
Weyerhaeuser Co.	7.375%	3/15/32	955	1,235
Weyerhaeuser Co.	6.875%	12/15/33	275	342

Capital Goods (4.3%)
3M Co.	6.375%	2/15/28	550	715
3M Co.	5.700%	3/15/37	335	403
ABB Finance USA Inc.	4.375%	5/8/42	675	663
Boeing Co.	7.950%	8/15/24	290	398
Boeing Co.	6.125%	2/15/33	380	475
Boeing Co.	6.875%	3/15/39	270	372
Boeing Co.	5.875%	2/15/40	1,275	1,574
Caterpillar Inc.	5.300%	9/15/35	350	392
Caterpillar Inc.	6.050%	8/15/36	790	947
Caterpillar Inc.	3.803%	8/15/42	1,655	1,477
Deere & Co.	5.375%	10/16/29	1,020	1,193
Deere & Co.	8.100%	5/15/30	300	432
Deere & Co.	3.900%	6/9/42	735	680
Dover Corp.	5.375%	3/1/41	680	757
Eaton Corp.	4.000%	11/2/32	625	600
Eaton Corp.	4.150%	11/2/42	1,275	1,187
Emerson Electric Co.	6.000%	8/15/32	160	196
Emerson Electric Co.	6.125%	4/15/39	140	172
Emerson Electric Co.	5.250%	11/15/39	220	245
General Dynamics Corp.	3.600%	11/15/42	400	350
General Electric Co.	4.125%	10/9/42	2,200	2,134
Honeywell International Inc.	5.700%	3/15/37	615	738

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Honeywell International Inc.	5.375%	3/1/41	740	862
Illinois Tool Works Inc.	3.500%	3/1/24	500	500
Illinois Tool Works Inc.	4.875%	9/15/41	484	512
Illinois Tool Works Inc.	3.900%	9/1/42	656	599
2 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	475	522
Legrand France SA	8.500%	2/15/25	385	507
Lockheed Martin Corp.	6.150%	9/1/36	1,085	1,303
Lockheed Martin Corp.	5.500%	11/15/39	525	587
Lockheed Martin Corp.	5.720%	6/1/40	635	727
Lockheed Martin Corp.	4.850%	9/15/41	705	738
Northrop Grumman Corp.	5.050%	11/15/40	390	405
Northrop Grumman Corp.	4.750%	6/1/43	650	649
Northrop Grumman Systems Corp.	7.750%	2/15/31	560	742
Owens Corning	7.000%	12/1/36	465	520
Parker Hannifin Corp.	6.250%	5/15/38	140	175
Precision Castparts Corp.	3.900%	1/15/43	475	441
Raytheon Co.	7.200%	8/15/27	705	917
Raytheon Co.	4.875%	10/15/40	275	290
Raytheon Co.	4.700%	12/15/41	410	422
Republic Services Inc.	6.200%	3/1/40	450	543
Republic Services Inc.	5.700%	5/15/41	1,000	1,138
Rockwell Automation Inc.	6.700%	1/15/28	135	170
Rockwell Automation Inc.	6.250%	12/1/37	330	401
Rockwell Collins Inc.	4.800%	12/15/43	250	263
Sonoco Products Co.	5.750%	11/1/40	595	658
Stanley Black & Decker Inc.	5.200%	9/1/40	315	338
United Technologies Corp.	6.700%	8/1/28	400	514
United Technologies Corp.	7.500%	9/15/29	855	1,191
United Technologies Corp.	6.125%	7/15/38	1,040	1,303
United Technologies Corp.	5.700%	4/15/40	1,105	1,323
United Technologies Corp.	4.500%	6/1/42	3,750	3,800
Waste Management Inc.	7.100%	8/1/26	415	526
Waste Management Inc.	7.000%	7/15/28	646	829
Waste Management Inc.	7.750%	5/15/32	350	483
Waste Management Inc.	6.125%	11/30/39	405	493

Communication (14.8%)
21st Century Fox America Inc.	6.550%	3/15/33	335	398
21st Century Fox America Inc.	6.200%	12/15/34	715	827
21st Century Fox America Inc.	6.400%	12/15/35	1,265	1,504
21st Century Fox America Inc.	6.150%	3/1/37	1,175	1,354
21st Century Fox America Inc.	6.650%	11/15/37	1,245	1,511
21st Century Fox America Inc.	6.900%	8/15/39	1,010	1,256
21st Century Fox America Inc.	6.150%	2/15/41	675	784
21st Century Fox America Inc.	5.400%	10/1/43	1,025	1,092
21st Century Fox America Inc.	7.750%	12/1/45	360	494
Alltel Corp.	6.800%	5/1/29	420	509
Alltel Corp.	7.875%	7/1/32	725	980
America Movil SAB de CV	6.375%	3/1/35	955	1,086
America Movil SAB de CV	6.125%	11/15/37	800	895
America Movil SAB de CV	6.125%	3/30/40	2,125	2,368
America Movil SAB de CV	4.375%	7/16/42	475	416
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	434
AT&T Corp.	8.000%	11/15/31	805	1,094
AT&T Inc.	6.150%	9/15/34	867	961
AT&T Inc.	6.500%	9/1/37	837	971

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	6.300%	1/15/38	2,185	2,509
AT&T Inc.	6.400%	5/15/38	660	759
AT&T Inc.	6.550%	2/15/39	1,605	1,899
AT&T Inc.	5.350%	9/1/40	2,365	2,424
AT&T Inc.	5.550%	8/15/41	1,606	1,681
AT&T Inc.	4.300%	12/15/42	1,713	1,513
AT&T Inc.	4.350%	6/15/45	2,339	2,070
AT&T Mobility LLC	7.125%	12/15/31	60	77
Bellsouth Capital Funding Corp.	7.875%	2/15/30	323	400
Bellsouth Capital Funding Corp.	7.120%	7/15/97	200	216
BellSouth Corp.	6.875%	10/15/31	498	586
BellSouth Corp.	6.550%	6/15/34	245	277
BellSouth Telecommunications LLC	6.375%	6/1/28	165	187
British Telecommunications plc	9.625%	12/15/30	2,427	3,745
CBS Corp.	7.875%	7/30/30	861	1,121
CBS Corp.	5.500%	5/15/33	335	347
CBS Corp.	5.900%	10/15/40	500	550
CBS Corp.	4.850%	7/1/42	295	281
Comcast Corp.	3.600%	3/1/24	850	856
Comcast Corp.	4.250%	1/15/33	1,180	1,162
Comcast Corp.	7.050%	3/15/33	1,035	1,344
Comcast Corp.	5.650%	6/15/35	1,035	1,168
Comcast Corp.	6.500%	11/15/35	760	942
Comcast Corp.	6.450%	3/15/37	1,285	1,577
Comcast Corp.	6.950%	8/15/37	1,350	1,752
Comcast Corp.	6.400%	5/15/38	1,255	1,543
Comcast Corp.	6.550%	7/1/39	870	1,094
Comcast Corp.	6.400%	3/1/40	950	1,173
Comcast Corp.	4.650%	7/15/42	1,150	1,149
Comcast Corp.	4.500%	1/15/43	400	391
Comcast Corp.	4.750%	3/1/44	825	839
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,130	4,513
Deutsche Telekom International Finance BV	9.250%	6/1/32	590	913
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.000%	8/15/40	1,160	1,204
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.375%	3/1/41	1,090	1,183
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.150%	3/15/42	1,435	1,351
Discovery Communications LLC	6.350%	6/1/40	860	998
Discovery Communications LLC	4.875%	4/1/43	950	924
Embarq Corp.	7.995%	6/1/36	1,555	1,659
Grupo Televisa SAB	6.625%	3/18/25	510	593
Grupo Televisa SAB	8.500%	3/11/32	540	699
GTE Corp.	6.940%	4/15/28	1,080	1,303
Koninklijke KPN NV	8.375%	10/1/30	750	984
McGraw Hill Financial Inc.	6.550%	11/15/37	400	392
NBCUniversal Media LLC	6.400%	4/30/40	990	1,213
NBCUniversal Media LLC	5.950%	4/1/41	945	1,112
NBCUniversal Media LLC	4.450%	1/15/43	900	873
New Cingular Wireless Services Inc.	8.750%	3/1/31	795	1,159
Orange SA	8.750%	3/1/31	2,375	3,390
Orange SA	5.375%	1/13/42	535	546
Orange SA	5.500%	2/6/44	1,200	1,237
Pacific Bell Telephone Co.	7.125%	3/15/26	330	414
Qwest Corp.	7.200%	11/10/26	30	30

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Qwest Corp.	6.875%	9/15/33	1,195	1,186
Qwest Corp.	7.125%	11/15/43	85	85
Rogers Communications Inc.	7.500%	8/15/38	225	291
Rogers Communications Inc.	4.500%	3/15/43	525	490
Rogers Communications Inc.	5.450%	10/1/43	350	370
TCI Communications Inc.	7.875%	2/15/26	390	517
TCI Communications Inc.	7.125%	2/15/28	220	280
Telefonica Emisiones SAU	7.045%	6/20/36	1,190	1,410
Telefonica Europe BV	8.250%	9/15/30	1,910	2,407
Thomson Reuters Corp.	5.500%	8/15/35	200	204
Thomson Reuters Corp.	5.850%	4/15/40	890	946
Thomson Reuters Corp.	4.500%	5/23/43	300	270
Thomson Reuters Corp.	5.650%	11/23/43	200	211
Time Warner Cable Inc.	6.550%	5/1/37	1,225	1,416
Time Warner Cable Inc.	7.300%	7/1/38	1,400	1,756
Time Warner Cable Inc.	6.750%	6/15/39	1,320	1,563
Time Warner Cable Inc.	5.875%	11/15/40	960	1,042
Time Warner Cable Inc.	5.500%	9/1/41	915	954
Time Warner Cable Inc.	4.500%	9/15/42	1,275	1,161
Time Warner Entertainment Co. LP	8.375%	7/15/33	850	1,166
United States Cellular Corp.	6.700%	12/15/33	585	571
Verizon Communications Inc.	7.750%	12/1/30	2,350	3,100
Verizon Communications Inc.	7.750%	6/15/32	380	502
Verizon Communications Inc.	6.400%	9/15/33	5,500	6,539
Verizon Communications Inc.	5.850%	9/15/35	825	928
Verizon Communications Inc.	6.250%	4/1/37	1,020	1,189
Verizon Communications Inc.	6.400%	2/15/38	1,775	2,098
Verizon Communications Inc.	6.900%	4/15/38	1,340	1,662
Verizon Communications Inc.	7.350%	4/1/39	450	584
Verizon Communications Inc.	6.000%	4/1/41	1,040	1,177
Verizon Communications Inc.	4.750%	11/1/41	905	868
Verizon Communications Inc.	3.850%	11/1/42	1,175	999
Verizon Communications Inc.	6.550%	9/15/43	12,720	15,571
Verizon Florida LLC	6.860%	2/1/28	250	284
Verizon Maryland LLC	5.125%	6/15/33	595	594
Verizon New England Inc.	7.875%	11/15/29	50	61
Verizon New York Inc.	7.375%	4/1/32	562	663
Vodafone Group plc	7.875%	2/15/30	1,085	1,441
Vodafone Group plc	6.250%	11/30/32	365	421
Vodafone Group plc	6.150%	2/27/37	1,085	1,229
Vodafone Group plc	4.375%	2/19/43	1,300	1,173
WPP Finance 2010	5.125%	9/7/42	275	265
WPP Finance 2010	5.625%	11/15/43	400	421

Consumer Cyclical (8.0%)
Cummins Inc.	7.125%	3/1/28	425	559
Cummins Inc.	4.875%	10/1/43	175	187
CVS Caremark Corp.	6.250%	6/1/27	995	1,205
CVS Caremark Corp.	6.125%	9/15/39	880	1,054
CVS Caremark Corp.	5.750%	5/15/41	1,014	1,168
CVS Caremark Corp.	5.300%	12/5/43	500	548
Daimler Finance North America LLC	8.500%	1/18/31	1,210	1,797
Delphi Corp.	4.150%	3/15/24	600	602
eBay Inc.	4.000%	7/15/42	650	569
Ford Motor Co.	6.625%	10/1/28	675	791
Ford Motor Co.	6.375%	2/1/29	350	398

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ford Motor Co.	7.450%	7/16/31	1,560	2,007
	Ford Motor Co.	4.750%	1/15/43	1,375	1,329
	Ford Motor Co.	7.400%	11/1/46	645	833
	Historic TW Inc.	6.625%	5/15/29	1,540	1,860
	Home Depot Inc.	5.875%	12/16/36	2,965	3,572
	Home Depot Inc.	5.400%	9/15/40	455	517
	Home Depot Inc.	5.950%	4/1/41	1,065	1,300
	Home Depot Inc.	4.200%	4/1/43	1,375	1,335
	Johnson Controls Inc.	6.000%	1/15/36	340	390
	Johnson Controls Inc.	5.700%	3/1/41	520	583
	Johnson Controls Inc.	5.250%	12/1/41	280	297
	Kohl’s Corp.	6.000%	1/15/33	345	371
	Kohl’s Corp.	6.875%	12/15/37	215	252
	Lowe’s Cos. Inc.	6.875%	2/15/28	60	75
	Lowe’s Cos. Inc.	6.500%	3/15/29	530	648
	Lowe’s Cos. Inc.	5.500%	10/15/35	570	635
	Lowe’s Cos. Inc.	6.650%	9/15/37	405	516
	Lowe’s Cos. Inc.	5.800%	4/15/40	455	530
	Lowe’s Cos. Inc.	5.125%	11/15/41	455	488
	Lowe’s Cos. Inc.	4.650%	4/15/42	1,310	1,319
	Lowe’s Cos. Inc.	5.000%	9/15/43	650	690
	Macy’s Retail Holdings Inc.	6.900%	4/1/29	735	887
	Macy’s Retail Holdings Inc.	6.900%	1/15/32	225	270
	Macy’s Retail Holdings Inc.	6.700%	7/15/34	40	49
	Macy’s Retail Holdings Inc.	6.375%	3/15/37	660	790
	Macy’s Retail Holdings Inc.	5.125%	1/15/42	205	210
	Macy’s Retail Holdings Inc.	4.300%	2/15/43	825	753
	McDonald’s Corp.	6.300%	10/15/37	1,335	1,694
	McDonald’s Corp.	6.300%	3/1/38	675	857
	McDonald’s Corp.	3.700%	2/15/42	595	538
	McDonald’s Corp.	3.625%	5/1/43	425	375
	MDC Holdings Inc.	6.000%	1/15/43	500	452
	NIKE Inc.	3.625%	5/1/43	125	111
	Nordstrom Inc.	6.950%	3/15/28	30	38
2	Nordstrom Inc.	5.000%	1/15/44	804	839
	QVC Inc.	5.950%	3/15/43	350	341
	Target Corp.	6.350%	11/1/32	585	713
	Target Corp.	6.500%	10/15/37	1,385	1,721
	Target Corp.	7.000%	1/15/38	1,180	1,551
	Target Corp.	4.000%	7/1/42	852	774
	Time Warner Cos. Inc.	6.950%	1/15/28	85	104
	Time Warner Inc.	7.625%	4/15/31	1,810	2,393
	Time Warner Inc.	7.700%	5/1/32	1,055	1,402
	Time Warner Inc.	6.500%	11/15/36	840	986
	Time Warner Inc.	6.200%	3/15/40	475	546
	Time Warner Inc.	6.100%	7/15/40	985	1,127
	Time Warner Inc.	6.250%	3/29/41	685	798
	Time Warner Inc.	5.375%	10/15/41	400	420
	Time Warner Inc.	4.900%	6/15/42	855	844
	Time Warner Inc.	5.350%	12/15/43	375	397
	VF Corp.	6.450%	11/1/37	635	793
	Viacom Inc.	6.875%	4/30/36	1,400	1,717
	Viacom Inc.	4.375%	3/15/43	1,170	1,036
	Viacom Inc.	5.850%	9/1/43	1,525	1,674
	Wal-Mart Stores Inc.	5.875%	4/5/27	605	744
	Wal-Mart Stores Inc.	7.550%	2/15/30	1,000	1,400

146

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	5.250%	9/1/35	2,090	2,361
Wal-Mart Stores Inc.	6.500%	8/15/37	2,500	3,221
Wal-Mart Stores Inc.	6.200%	4/15/38	1,960	2,458
Wal-Mart Stores Inc.	5.625%	4/1/40	1,872	2,210
Wal-Mart Stores Inc.	5.625%	4/15/41	2,565	3,043
Wal-Mart Stores Inc.	4.000%	4/11/43	1,200	1,132
Wal-Mart Stores Inc.	4.750%	10/2/43	1,100	1,166
Walgreen Co.	4.400%	9/15/42	375	355
Walt Disney Co.	7.000%	3/1/32	335	450
Walt Disney Co.	4.125%	12/1/41	885	854
Walt Disney Co.	3.700%	12/1/42	350	316
Western Union Co.	6.200%	11/17/36	500	492
Western Union Co.	6.200%	6/21/40	170	167
Yum! Brands Inc.	6.875%	11/15/37	135	163

Consumer Noncyclical (13.7%)
Abbott Laboratories	6.150%	11/30/37	350	440
Abbott Laboratories	6.000%	4/1/39	445	553
Abbott Laboratories	5.300%	5/27/40	540	621
AbbVie Inc.	4.400%	11/6/42	1,875	1,834
Actavis Inc.	4.625%	10/1/42	740	699
Ahold Finance USA LLC	6.875%	5/1/29	515	634
Altria Group Inc.	9.950%	11/10/38	768	1,221
Altria Group Inc.	10.200%	2/6/39	816	1,332
Altria Group Inc.	4.250%	8/9/42	525	463
Altria Group Inc.	4.500%	5/2/43	625	571
Altria Group Inc.	5.375%	1/31/44	1,925	2,003
Amgen Inc.	6.375%	6/1/37	995	1,207
Amgen Inc.	6.900%	6/1/38	65	83
Amgen Inc.	6.400%	2/1/39	1,135	1,381
Amgen Inc.	5.750%	3/15/40	740	831
Amgen Inc.	4.950%	10/1/41	1,110	1,127
Amgen Inc.	5.150%	11/15/41	2,080	2,179
Amgen Inc.	5.650%	6/15/42	1,020	1,142
Amgen Inc.	5.375%	5/15/43	495	536
Anheuser-Busch Cos. LLC	6.800%	8/20/32	65	83
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	24
Anheuser-Busch Cos. LLC	5.750%	4/1/36	225	265
Anheuser-Busch Cos. LLC	6.450%	9/1/37	680	875
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,285	1,194
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	725	740
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,255	1,906
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	455	680
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,098
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,185	1,049
Archer-Daniels-Midland Co.	5.935%	10/1/32	195	227
Archer-Daniels-Midland Co.	5.375%	9/15/35	510	568
Archer-Daniels-Midland Co.	5.765%	3/1/41	510	605
Archer-Daniels-Midland Co.	4.535%	3/26/42	840	844
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	115
1 Ascension Health Alliance	4.847%	11/15/53	475	488
AstraZeneca plc	6.450%	9/15/37	2,250	2,828
AstraZeneca plc	4.000%	9/18/42	800	744
Avon Products Inc.	6.950%	3/15/43	225	220
Baxter International Inc.	6.250%	12/1/37	230	285
Baxter International Inc.	3.650%	8/15/42	400	349

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Baxter International Inc.	4.500%	6/15/43	320	322
	Becton Dickinson & Co.	6.000%	5/15/39	30	37
	Becton Dickinson & Co.	5.000%	11/12/40	540	590
	Boston Scientific Corp.	7.375%	1/15/40	630	824
	Bristol-Myers Squibb Co.	5.875%	11/15/36	505	605
	Bristol-Myers Squibb Co.	6.125%	5/1/38	510	638
	Bristol-Myers Squibb Co.	3.250%	8/1/42	475	387
	Bristol-Myers Squibb Co.	4.500%	3/1/44	650	649
	Brown-Forman Corp.	3.750%	1/15/43	275	245
	Campbell Soup Co.	3.800%	8/2/42	500	412
	Cardinal Health Inc.	4.600%	3/15/43	425	423
1	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	675	616
	Celgene Corp.	5.700%	10/15/40	610	686
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	675	715
	ConAgra Foods Inc.	7.125%	10/1/26	510	630
	ConAgra Foods Inc.	7.000%	10/1/28	375	457
	ConAgra Foods Inc.	8.250%	9/15/30	495	663
	ConAgra Foods Inc.	4.650%	1/25/43	1,050	999
	Covidien International Finance SA	6.550%	10/15/37	760	964
	Delhaize America LLC	9.000%	4/15/31	220	277
	Delhaize Group SA	5.700%	10/1/40	747	759
	Diageo Capital plc	5.875%	9/30/36	570	679
	Diageo Capital plc	3.875%	4/29/43	375	339
	Diageo Investment Corp.	7.450%	4/15/35	235	325
	Diageo Investment Corp.	4.250%	5/11/42	385	374
	Dignity Health California GO	4.500%	11/1/42	275	238
	Dr Pepper Snapple Group Inc.	7.450%	5/1/38	330	443
	Eli Lilly & Co.	7.125%	6/1/25	360	476
	Eli Lilly & Co.	5.550%	3/15/37	930	1,067
	Eli Lilly & Co.	5.950%	11/15/37	665	804
	Eli Lilly & Co.	4.650%	6/15/44	600	610
	Estee Lauder Cos. Inc.	6.000%	5/15/37	215	257
	Estee Lauder Cos. Inc.	3.700%	8/15/42	600	522
	Express Scripts Holding Co.	6.125%	11/15/41	1,170	1,386
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	700	606
	Genentech Inc.	5.250%	7/15/35	845	943
	General Mills Inc.	5.400%	6/15/40	115	128
	General Mills Inc.	4.150%	2/15/43	575	536
	Gilead Sciences Inc.	5.650%	12/1/41	775	897
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	405	460
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,520	3,223
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,075	1,042
	Hasbro Inc.	6.350%	3/15/40	360	408
	Hershey Co.	7.200%	8/15/27	250	327
	Ingredion Inc.	6.625%	4/15/37	625	739
	Johnson & Johnson	6.950%	9/1/29	440	601
	Johnson & Johnson	4.950%	5/15/33	300	339
	Johnson & Johnson	4.375%	12/5/33	1,200	1,265
	Johnson & Johnson	5.950%	8/15/37	780	973
	Johnson & Johnson	5.850%	7/15/38	795	986
	Johnson & Johnson	4.500%	9/1/40	195	203
	Johnson & Johnson	4.850%	5/15/41	95	104
	Johnson & Johnson	4.500%	12/5/43	325	339
	Kaiser Foundation Hospitals	4.875%	4/1/42	620	654
	Kellogg Co.	7.450%	4/1/31	965	1,264
	Kimberly-Clark Corp.	6.625%	8/1/37	400	526

148

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kimberly-Clark Corp.	5.300%	3/1/41	485	553
Kimberly-Clark Corp.	3.700%	6/1/43	225	201
Koninklijke Philips NV	6.875%	3/11/38	770	992
Koninklijke Philips NV	5.000%	3/15/42	1,350	1,427
Kraft Foods Group Inc.	6.875%	1/26/39	1,425	1,835
Kraft Foods Group Inc.	6.500%	2/9/40	900	1,117
Kraft Foods Group Inc.	5.000%	6/4/42	1,140	1,184
Kroger Co.	7.500%	4/1/31	380	487
Kroger Co.	6.900%	4/15/38	455	566
Kroger Co.	5.000%	4/15/42	400	402
Kroger Co.	5.150%	8/1/43	450	464
Lorillard Tobacco Co.	8.125%	5/1/40	40	51
Lorillard Tobacco Co.	7.000%	8/4/41	535	607
Mattel Inc.	5.450%	11/1/41	470	492
1 Mayo Clinic	3.774%	11/15/43	400	350
1 Mayo Clinic	4.000%	11/15/47	225	206
McKesson Corp.	6.000%	3/1/41	430	500
Medtronic Inc.	3.625%	3/15/24	950	961
Medtronic Inc.	6.500%	3/15/39	155	198
Medtronic Inc.	5.550%	3/15/40	480	552
Medtronic Inc.	4.500%	3/15/42	360	362
Medtronic Inc.	4.000%	4/1/43	500	465
Medtronic Inc.	4.625%	3/15/44	250	254
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	400	423
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	250	220
Merck & Co. Inc.	6.500%	12/1/33	1,315	1,712
Merck & Co. Inc.	6.550%	9/15/37	725	947
Merck & Co. Inc.	3.600%	9/15/42	600	525
Merck & Co. Inc.	4.150%	5/18/43	1,000	966
Merck Sharp & Dohme Corp.	6.300%	1/1/26	30	38
Merck Sharp & Dohme Corp.	6.400%	3/1/28	640	802
Merck Sharp & Dohme Corp.	5.950%	12/1/28	380	466
Merck Sharp & Dohme Corp.	5.750%	11/15/36	70	83
Merck Sharp & Dohme Corp.	5.850%	6/30/39	910	1,103
Molson Coors Brewing Co.	5.000%	5/1/42	950	983
Mondelez International Inc.	6.500%	11/1/31	730	885
Mondelez International Inc.	6.875%	2/1/38	480	614
Mondelez International Inc.	6.875%	1/26/39	215	277
Mondelez International Inc.	6.500%	2/9/40	2,965	3,709
Mylan Inc.	5.400%	11/29/43	800	843
Novant Health Inc.	4.371%	11/1/43	300	272
Novartis Capital Corp.	3.400%	5/6/24	1,250	1,252
Novartis Capital Corp.	3.700%	9/21/42	300	273
Novartis Capital Corp.	4.400%	5/6/44	1,650	1,657
Pepsi Bottling Group Inc.	7.000%	3/1/29	685	905
PepsiCo Inc.	3.600%	3/1/24	1,250	1,252
PepsiCo Inc.	5.500%	1/15/40	750	855
PepsiCo Inc.	4.875%	11/1/40	870	918
PepsiCo Inc.	4.000%	3/5/42	600	553
PepsiCo Inc.	3.600%	8/13/42	275	238
2 Perrigo Co. plc	5.300%	11/15/43	125	131
Pfizer Inc.	7.200%	3/15/39	1,380	1,911
Pfizer Inc.	4.300%	6/15/43	700	689
Pharmacia Corp.	6.600%	12/1/28	355	460

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philip Morris International Inc.	6.375%	5/16/38	1,165	1,426
Philip Morris International Inc.	4.375%	11/15/41	745	708
Philip Morris International Inc.	4.500%	3/20/42	455	440
Philip Morris International Inc.	3.875%	8/21/42	975	857
Philip Morris International Inc.	4.125%	3/4/43	875	796
Philip Morris International Inc.	4.875%	11/15/43	500	512
Procter & Gamble Co.	6.450%	1/15/26	50	64
Procter & Gamble Co.	5.500%	2/1/34	310	364
Procter & Gamble Co.	5.800%	8/15/34	650	790
Procter & Gamble Co.	5.550%	3/5/37	1,490	1,771
Quest Diagnostics Inc.	6.950%	7/1/37	60	70
Quest Diagnostics Inc.	5.750%	1/30/40	460	477
Reynolds American Inc.	7.250%	6/15/37	275	337
Reynolds American Inc.	4.750%	11/1/42	525	496
Reynolds American Inc.	6.150%	9/15/43	450	511
Safeway Inc.	7.250%	2/1/31	480	459
St. Jude Medical Inc.	4.750%	4/15/43	675	678
Stryker Corp.	4.100%	4/1/43	400	383
Sysco Corp.	5.375%	9/21/35	480	529
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,035	1,180
Thermo Fisher Scientific Inc.	5.300%	2/1/44	325	351
Unilever Capital Corp.	5.900%	11/15/32	995	1,264
Whirlpool Corp.	4.000%	3/1/24	425	429
Wyeth LLC	6.500%	2/1/34	880	1,133
Wyeth LLC	6.000%	2/15/36	800	972
Wyeth LLC	5.950%	4/1/37	1,895	2,288
Zimmer Holdings Inc.	5.750%	11/30/39	775	906
Zoetis Inc.	4.700%	2/1/43	1,250	1,237

Energy (8.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	580	706
Anadarko Finance Co.	7.500%	5/1/31	192	247
Anadarko Petroleum Corp.	6.450%	9/15/36	1,860	2,203
Anadarko Petroleum Corp.	7.950%	6/15/39	155	214
Anadarko Petroleum Corp.	6.200%	3/15/40	715	829
Apache Corp.	6.000%	1/15/37	906	1,063
Apache Corp.	5.100%	9/1/40	1,085	1,146
Apache Corp.	5.250%	2/1/42	505	543
Apache Corp.	4.750%	4/15/43	1,720	1,732
Apache Corp.	4.250%	1/15/44	575	538
Apache Finance Canada Corp.	7.750%	12/15/29	425	590
Baker Hughes Inc.	6.875%	1/15/29	350	463
Baker Hughes Inc.	5.125%	9/15/40	1,035	1,138
Burlington Resources Finance Co.	7.200%	8/15/31	915	1,240
Burlington Resources Finance Co.	7.400%	12/1/31	55	76
Cameron International Corp.	5.950%	6/1/41	255	282
Cameron International Corp.	5.125%	12/15/43	175	174
Canadian Natural Resources Ltd.	7.200%	1/15/32	428	534
Canadian Natural Resources Ltd.	6.450%	6/30/33	350	411
Canadian Natural Resources Ltd.	5.850%	2/1/35	200	222
Canadian Natural Resources Ltd.	6.500%	2/15/37	455	538
Canadian Natural Resources Ltd.	6.250%	3/15/38	555	658
Canadian Natural Resources Ltd.	6.750%	2/1/39	525	647
Cenovus Energy Inc.	6.750%	11/15/39	1,372	1,708
Cenovus Energy Inc.	4.450%	9/15/42	1,025	968
Conoco Funding Co.	7.250%	10/15/31	515	698

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips	5.900%	10/15/32	765	920
ConocoPhillips	5.900%	5/15/38	235	290
ConocoPhillips	6.500%	2/1/39	2,555	3,340
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	575	701
ConocoPhillips Holding Co.	6.950%	4/15/29	1,010	1,353
Devon Energy Corp.	7.950%	4/15/32	920	1,263
Devon Energy Corp.	5.600%	7/15/41	1,290	1,426
Devon Energy Corp.	4.750%	5/15/42	765	759
Devon Financing Co. LLC	7.875%	9/30/31	895	1,216
Diamond Offshore Drilling Inc.	5.700%	10/15/39	375	411
Diamond Offshore Drilling Inc.	4.875%	11/1/43	675	659
Encana Corp.	6.500%	8/15/34	1,685	1,945
Encana Corp.	6.625%	8/15/37	410	480
Encana Corp.	6.500%	2/1/38	540	632
Encana Corp.	5.150%	11/15/41	340	340
Eni USA Inc.	7.300%	11/15/27	395	513
Global Marine Inc.	7.000%	6/1/28	255	276
Halliburton Co.	6.700%	9/15/38	816	1,060
Halliburton Co.	7.450%	9/15/39	470	659
Halliburton Co.	4.500%	11/15/41	400	400
Halliburton Co.	4.750%	8/1/43	990	1,029
Hess Corp.	7.875%	10/1/29	1,190	1,582
Hess Corp.	7.300%	8/15/31	860	1,085
Hess Corp.	7.125%	3/15/33	775	972
Hess Corp.	6.000%	1/15/40	125	142
Hess Corp.	5.600%	2/15/41	675	736
Kerr-McGee Corp.	6.950%	7/1/24	790	960
Kerr-McGee Corp.	7.875%	9/15/31	390	508
Marathon Oil Corp.	6.800%	3/15/32	540	667
Marathon Oil Corp.	6.600%	10/1/37	305	381
Marathon Petroleum Corp.	6.500%	3/1/41	810	976
Murphy Oil Corp.	7.050%	5/1/29	330	368
National Oilwell Varco Inc.	3.950%	12/1/42	1,600	1,489
Noble Energy Inc.	8.000%	4/1/27	245	327
Noble Energy Inc.	6.000%	3/1/41	475	546
Noble Energy Inc.	5.250%	11/15/43	1,250	1,307
Noble Holding International Ltd.	6.200%	8/1/40	360	390
Noble Holding International Ltd.	6.050%	3/1/41	350	376
Noble Holding International Ltd.	5.250%	3/15/42	215	211
Petro-Canada	7.875%	6/15/26	270	361
Petro-Canada	7.000%	11/15/28	145	184
Petro-Canada	5.350%	7/15/33	345	372
Petro-Canada	5.950%	5/15/35	395	451
Petro-Canada	6.800%	5/15/38	760	965
Phillips 66	5.875%	5/1/42	2,126	2,435
Pioneer Natural Resources Co.	7.200%	1/15/28	275	343
Pride International Inc.	7.875%	8/15/40	485	689
Rowan Cos. Inc.	5.400%	12/1/42	300	285
Rowan Cos. Inc.	5.850%	1/15/44	300	302
Shell International Finance BV	6.375%	12/15/38	2,895	3,708
Shell International Finance BV	5.500%	3/25/40	895	1,041
Shell International Finance BV	3.625%	8/21/42	200	177
Shell International Finance BV	4.550%	8/12/43	1,200	1,229
Suncor Energy Inc.	7.150%	2/1/32	515	683
Suncor Energy Inc.	5.950%	12/1/34	525	596
Suncor Energy Inc.	6.500%	6/15/38	900	1,103

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Suncor Energy Inc.	6.850%	6/1/39	495	635
	Talisman Energy Inc.	7.250%	10/15/27	235	274
	Talisman Energy Inc.	5.850%	2/1/37	820	838
	Talisman Energy Inc.	6.250%	2/1/38	650	694
	Tosco Corp.	8.125%	2/15/30	620	895
	Total Capital International SA	3.750%	4/10/24	850	870
	Transocean Inc.	7.500%	4/15/31	425	498
	Transocean Inc.	6.800%	3/15/38	785	866
	Transocean Inc.	7.350%	12/15/41	405	488
	Valero Energy Corp.	7.500%	4/15/32	800	1,013
	Valero Energy Corp.	6.625%	6/15/37	1,190	1,416
	Valero Energy Corp.	10.500%	3/15/39	40	62
	Weatherford International LLC	6.800%	6/15/37	310	356
	Weatherford International Ltd.	6.500%	8/1/36	655	716
	Weatherford International Ltd.	7.000%	3/15/38	348	410
	Weatherford International Ltd.	9.875%	3/1/39	355	515
	Weatherford International Ltd.	6.750%	9/15/40	645	749
	Weatherford International Ltd.	5.950%	4/15/42	30	32
	XTO Energy Inc.	6.750%	8/1/37	705	977

	Other Industrial (0.3%)
	California Institute of Technology GO	4.700%	11/1/11	310	283
1	Johns Hopkins University Maryland GO	4.083%	7/1/53	325	304
	Massachusetts Institute of Technology GO	5.600%	7/1/11	555	679
1	Northwestern University GO	4.643%	12/1/44	400	421
	President & Fellows of Harvard College
	Massachusetts GO	3.619%	10/1/37	700	633
	University of Pennsylvania GO	4.674%	9/1/12	275	258

	Technology (3.1%)
	Apple Inc.	3.850%	5/4/43	2,425	2,111
	Applied Materials Inc.	5.850%	6/15/41	500	556
	Cisco Systems Inc.	3.625%	3/4/24	500	503
	Cisco Systems Inc.	5.900%	2/15/39	1,810	2,140
	Cisco Systems Inc.	5.500%	1/15/40	1,625	1,827
	Corning Inc.	7.250%	8/15/36	35	42
	Corning Inc.	4.700%	3/15/37	385	394
	Corning Inc.	5.750%	8/15/40	440	509
	Corning Inc.	4.750%	3/15/42	530	541
	Harris Corp.	6.150%	12/15/40	400	449
	Hewlett-Packard Co.	6.000%	9/15/41	1,335	1,428
	HP Enterprise Services LLC	7.450%	10/15/29	260	310
	Intel Corp.	4.000%	12/15/32	845	820
	Intel Corp.	4.800%	10/1/41	1,705	1,748
	Intel Corp.	4.250%	12/15/42	700	659
	International Business Machines Corp.	7.000%	10/30/25	645	836
	International Business Machines Corp.	6.220%	8/1/27	590	724
	International Business Machines Corp.	6.500%	1/15/28	225	286
	International Business Machines Corp.	5.875%	11/29/32	755	920
	International Business Machines Corp.	5.600%	11/30/39	240	279
	International Business Machines Corp.	4.000%	6/20/42	1,584	1,463
	Juniper Networks Inc.	4.500%	3/15/24	300	301
	Juniper Networks Inc.	5.950%	3/15/41	320	324
	Leidos Holdings Inc.	5.950%	12/1/40	86	85
	Leidos Inc.	5.500%	7/1/33	365	346
	Microsoft Corp.	5.200%	6/1/39	1,055	1,176

152

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Microsoft Corp.	4.500%	10/1/40	600	611
	Microsoft Corp.	5.300%	2/8/41	1,070	1,203
	Microsoft Corp.	3.500%	11/15/42	1,130	976
	Microsoft Corp.	4.875%	12/15/43	250	268
	Motorola Solutions Inc.	7.500%	5/15/25	196	239
	Oracle Corp.	6.500%	4/15/38	1,020	1,292
	Oracle Corp.	6.125%	7/8/39	940	1,149
	Oracle Corp.	5.375%	7/15/40	2,316	2,620
	Tyco Electronics Group SA	7.125%	10/1/37	370	447
	Xerox Corp.	6.750%	12/15/39	310	351

	Transportation (3.3%)
[1,2]	American Airlines 2013-1
	Class A Pass Through Trust	4.000%	1/15/27	375	379
1	BNSF Funding Trust I	6.613%	12/15/55	620	682
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	85	109
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	50	68
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	320	380
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	675	808
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	660	760
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	605	636
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	620	677
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	850	808
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	800	756
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	870	831
	Canadian National Railway Co.	6.900%	7/15/28	460	605
	Canadian National Railway Co.	6.250%	8/1/34	495	623
	Canadian National Railway Co.	6.200%	6/1/36	505	628
	Canadian National Railway Co.	6.375%	11/15/37	430	554
	Canadian National Railway Co.	3.500%	11/15/42	500	427
	Canadian Pacific Railway Co.	7.125%	10/15/31	425	533
	Canadian Pacific Railway Co.	5.950%	5/15/37	495	571
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	260	300
	Con-way Inc.	6.700%	5/1/34	355	380
1	Continental Airlines 2012-1
	Class A Pass Through Trust	4.150%	10/11/25	234	241
1	Continental Airlines 2012-2
	Class A Pass Through Trust	4.000%	4/29/26	875	885
	CSX Corp.	6.000%	10/1/36	621	731
	CSX Corp.	6.150%	5/1/37	410	489
	CSX Corp.	6.220%	4/30/40	415	501
	CSX Corp.	5.500%	4/15/41	456	504
	CSX Corp.	4.750%	5/30/42	390	394
	CSX Corp.	4.400%	3/1/43	500	476
	CSX Corp.	4.100%	3/15/44	1,075	974
	FedEx Corp.	4.900%	1/15/34	775	794
	FedEx Corp.	3.875%	8/1/42	285	245
	FedEx Corp.	4.100%	4/15/43	360	321
1	Hawaiian Airlines 2013-1
	Class A Pass Through Certificates	3.900%	1/15/26	625	600
2	Kansas City Southern Railway Co.	4.300%	5/15/43	475	430
	Norfolk Southern Corp.	5.590%	5/17/25	424	480
	Norfolk Southern Corp.	7.250%	2/15/31	230	296
	Norfolk Southern Corp.	7.050%	5/1/37	300	384
	Norfolk Southern Corp.	4.837%	10/1/41	403	412
	Norfolk Southern Corp.	3.950%	10/1/42	380	341

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Norfolk Southern Corp.	4.800%	8/15/43	225	229
Norfolk Southern Corp.	7.900%	5/15/97	350	499
Norfolk Southern Corp.	6.000%	3/15/05	502	567
Norfolk Southern Corp.	6.000%	5/23/11	450	511
Union Pacific Corp.	6.625%	2/1/29	610	766
Union Pacific Corp.	4.750%	9/15/41	450	461
Union Pacific Corp.	4.300%	6/15/42	255	244
Union Pacific Corp.	4.250%	4/15/43	425	402
Union Pacific Corp.	4.750%	12/15/43	825	847
Union Pacific Corp.	4.821%	2/1/44	392	407
Union Pacific Corp.	4.850%	6/15/44	600	625
1 United Airlines 2013-1
Class A Pass Through Trust	4.300%	2/15/27	950	979
United Parcel Service Inc.	6.200%	1/15/38	1,875	2,378
United Parcel Service Inc.	4.875%	11/15/40	720	781
United Parcel Service Inc.	3.625%	10/1/42	175	155
United Parcel Service of America Inc.	8.375%	4/1/30	25	36
1 US Airways 2012-1
Class A Pass Through Trust	5.900%	4/1/26	384	430
1 US Airways 2013-1
Class A Pass Through Trust	3.950%	5/15/27	450	456
1 US Airways Inc. 2012-2
Class A Pass Through Trust	4.625%	12/3/26	324	340
				590,868
Utilities (17.8%)
Electric (12.2%)
AEP Texas Central Co.	6.650%	2/15/33	325	401
Alabama Power Co.	5.650%	3/15/35	525	547
Alabama Power Co.	6.000%	3/1/39	445	545
Alabama Power Co.	5.500%	3/15/41	345	400
Alabama Power Co.	5.200%	6/1/41	255	285
Alabama Power Co.	4.100%	1/15/42	215	206
Alabama Power Co.	3.850%	12/1/42	500	457
Ameren Illinois Co.	4.800%	12/15/43	225	241
Appalachian Power Co.	5.800%	10/1/35	200	227
Appalachian Power Co.	6.375%	4/1/36	585	702
Appalachian Power Co.	7.000%	4/1/38	515	664
Arizona Public Service Co.	5.500%	9/1/35	300	342
Arizona Public Service Co.	5.050%	9/1/41	485	529
Arizona Public Service Co.	4.500%	4/1/42	235	238
Baltimore Gas & Electric Co.	6.350%	10/1/36	320	393
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	40
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,275	1,116
Cleco Power LLC	6.500%	12/1/35	330	396
Cleco Power LLC	6.000%	12/1/40	235	272
Cleveland Electric Illuminating Co.	5.500%	8/15/24	425	483
CMS Energy Corp.	3.875%	3/1/24	200	202
CMS Energy Corp.	4.700%	3/31/43	175	175
CMS Energy Corp.	4.875%	3/1/44	250	255
Commonwealth Edison Co.	5.875%	2/1/33	185	219
Commonwealth Edison Co.	5.900%	3/15/36	585	700
Commonwealth Edison Co.	6.450%	1/15/38	26	33
Commonwealth Edison Co.	3.800%	10/1/42	620	571
Commonwealth Edison Co.	4.700%	1/15/44	775	813
Connecticut Light & Power Co.	6.350%	6/1/36	351	442
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	490	553

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	950	1,147
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	160	198
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	900	1,062
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	375	476
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	425	566
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	280	326
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	335	399
Consumers Energy Co.	3.950%	5/15/43	525	496
Delmarva Power & Light Co.	4.000%	6/1/42	660	624
Dominion Resources Inc.	6.300%	3/15/33	840	1,010
Dominion Resources Inc.	5.250%	8/1/33	248	272
Dominion Resources Inc.	5.950%	6/15/35	285	330
Dominion Resources Inc.	7.000%	6/15/38	480	616
Dominion Resources Inc.	4.900%	8/1/41	450	456
DTE Electric Co.	3.650%	3/15/24	625	643
DTE Electric Co.	6.625%	6/1/36	100	131
DTE Electric Co.	3.950%	6/15/42	550	514
DTE Electric Co.	4.000%	4/1/43	400	378
DTE Energy Co.	6.375%	4/15/33	545	657
Duke Energy Carolinas LLC	6.000%	12/1/28	550	664
Duke Energy Carolinas LLC	6.450%	10/15/32	450	565
Duke Energy Carolinas LLC	6.100%	6/1/37	175	212
Duke Energy Carolinas LLC	6.000%	1/15/38	480	591
Duke Energy Carolinas LLC	6.050%	4/15/38	495	613
Duke Energy Carolinas LLC	5.300%	2/15/40	920	1,053
Duke Energy Carolinas LLC	4.250%	12/15/41	440	436
Duke Energy Carolinas LLC	4.000%	9/30/42	525	502
Duke Energy Florida Inc.	6.350%	9/15/37	295	381
Duke Energy Florida Inc.	6.400%	6/15/38	690	896
Duke Energy Florida Inc.	5.650%	4/1/40	445	532
Duke Energy Florida Inc.	3.850%	11/15/42	730	676
Duke Energy Indiana Inc.	6.120%	10/15/35	648	775
Duke Energy Indiana Inc.	6.350%	8/15/38	480	618
Duke Energy Indiana Inc.	6.450%	4/1/39	250	326
Duke Energy Indiana Inc.	4.200%	3/15/42	450	444
Duke Energy Indiana Inc.	4.900%	7/15/43	100	108
Duke Energy Progress Inc.	4.100%	5/15/42	545	529
Duke Energy Progress Inc.	4.100%	3/15/43	600	579
El Paso Electric Co.	6.000%	5/15/35	55	61
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	535	617
Entergy Louisiana LLC	5.400%	11/1/24	890	1,036
Entergy Louisiana LLC	4.440%	1/15/26	110	117
Exelon Corp.	5.625%	6/15/35	550	578
Exelon Generation Co. LLC	6.250%	10/1/39	640	693
Exelon Generation Co. LLC	5.750%	10/1/41	445	464
Exelon Generation Co. LLC	5.600%	6/15/42	738	753
FirstEnergy Solutions Corp.	6.800%	8/15/39	695	742
Florida Power & Light Co.	4.950%	6/1/35	565	620
Florida Power & Light Co.	5.650%	2/1/37	425	504
Florida Power & Light Co.	5.850%	5/1/37	245	299
Florida Power & Light Co.	5.950%	2/1/38	910	1,127
Florida Power & Light Co.	5.960%	4/1/39	760	948
Florida Power & Light Co.	5.690%	3/1/40	555	669
Florida Power & Light Co.	5.250%	2/1/41	785	905
Florida Power & Light Co.	4.125%	2/1/42	405	397
Florida Power & Light Co.	4.050%	6/1/42	445	428

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Florida Power & Light Co.	3.800%	12/15/42	425	393
Georgia Power Co.	5.650%	3/1/37	545	622
Georgia Power Co.	5.950%	2/1/39	365	435
Georgia Power Co.	5.400%	6/1/40	175	197
Georgia Power Co.	4.750%	9/1/40	230	236
Georgia Power Co.	4.300%	3/15/42	550	534
Indiana Michigan Power Co.	6.050%	3/15/37	330	378
Interstate Power & Light Co.	6.250%	7/15/39	300	377
ITC Holdings Corp.	5.300%	7/1/43	200	210
Jersey Central Power & Light Co.	6.150%	6/1/37	325	361
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	710	729
Kansas City Power & Light Co.	6.050%	11/15/35	30	34
Kansas City Power & Light Co.	5.300%	10/1/41	335	360
Kentucky Utilities Co.	5.125%	11/1/40	785	879
Louisville Gas & Electric Co.	5.125%	11/15/40	45	50
Louisville Gas & Electric Co.	4.650%	11/15/43	1,225	1,268
MidAmerican Energy Co.	6.750%	12/30/31	350	454
MidAmerican Energy Co.	5.750%	11/1/35	430	508
MidAmerican Energy Co.	5.800%	10/15/36	815	986
MidAmerican Energy Holdings Co.	8.480%	9/15/28	288	406
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,835	2,199
MidAmerican Energy Holdings Co.	5.950%	5/15/37	560	658
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,010	1,261
2 MidAmerican Energy Holdings Co.	5.150%	11/15/43	450	482
Midamerican Funding LLC	6.927%	3/1/29	350	439
Mississippi Power Co.	4.250%	3/15/42	590	546
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	480	673
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	311	304
Nevada Power Co.	6.650%	4/1/36	350	453
Nevada Power Co.	6.750%	7/1/37	390	510
Nevada Power Co.	5.450%	5/15/41	491	570
Northern States Power Co.	6.250%	6/1/36	400	509
Northern States Power Co.	6.200%	7/1/37	36	46
Northern States Power Co.	5.350%	11/1/39	175	200
Northern States Power Co.	4.850%	8/15/40	270	290
Northern States Power Co.	3.400%	8/15/42	450	389
NSTAR Electric Co.	5.500%	3/15/40	270	318
Oglethorpe Power Corp.	5.950%	11/1/39	280	330
Oglethorpe Power Corp.	5.375%	11/1/40	445	488
Ohio Edison Co.	6.875%	7/15/36	345	427
Ohio Power Co.	6.600%	2/15/33	70	87
Ohio Power Co.	5.850%	10/1/35	301	346
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	384
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	34
Oklahoma Gas & Electric Co.	3.900%	5/1/43	275	252
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	575	728
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	40	52
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	163
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	445	487
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	870	880
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	360	396
Pacific Gas & Electric Co.	6.050%	3/1/34	2,270	2,696
Pacific Gas & Electric Co.	5.800%	3/1/37	795	923
Pacific Gas & Electric Co.	6.250%	3/1/39	595	724
Pacific Gas & Electric Co.	5.400%	1/15/40	1,065	1,175
Pacific Gas & Electric Co.	4.500%	12/15/41	480	470

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pacific Gas & Electric Co.	4.450%	4/15/42	1,270	1,243
Pacific Gas & Electric Co.	4.600%	6/15/43	600	599
Pacific Gas & Electric Co.	4.750%	2/15/44	350	354
PacifiCorp	7.700%	11/15/31	120	169
PacifiCorp	5.250%	6/15/35	45	50
PacifiCorp	6.100%	8/1/36	485	604
PacifiCorp	5.750%	4/1/37	85	102
PacifiCorp	6.250%	10/15/37	425	539
PacifiCorp	6.000%	1/15/39	655	815
PacifiCorp	4.100%	2/1/42	485	468
Peco Energy Co.	5.950%	10/1/36	520	636
Pennsylvania Electric Co.	6.150%	10/1/38	405	455
Potomac Electric Power Co.	6.500%	11/15/37	420	548
Potomac Electric Power Co.	7.900%	12/15/38	45	68
PPL Electric Utilities Corp.	6.250%	5/15/39	245	311
PPL Electric Utilities Corp.	5.200%	7/15/41	240	272
PPL Electric Utilities Corp.	4.750%	7/15/43	125	133
Progress Energy Inc.	7.750%	3/1/31	560	760
Progress Energy Inc.	7.000%	10/30/31	235	300
Progress Energy Inc.	6.000%	12/1/39	495	593
PSEG Power LLC	8.625%	4/15/31	475	669
Public Service Co. of Colorado	6.250%	9/1/37	320	411
Public Service Co. of Colorado	4.750%	8/15/41	255	270
Public Service Co. of Colorado	3.600%	9/15/42	325	290
Public Service Co. of Colorado	3.950%	3/15/43	375	353
Public Service Co. of Oklahoma	6.625%	11/15/37	25	31
Public Service Electric & Gas Co.	5.700%	12/1/36	350	417
Public Service Electric & Gas Co.	5.800%	5/1/37	305	367
Public Service Electric & Gas Co.	5.375%	11/1/39	455	529
Public Service Electric & Gas Co.	3.950%	5/1/42	475	448
Public Service Electric & Gas Co.	3.650%	9/1/42	675	602
Puget Sound Energy Inc.	7.020%	12/1/27	525	691
Puget Sound Energy Inc.	5.483%	6/1/35	50	58
Puget Sound Energy Inc.	6.274%	3/15/37	385	490
Puget Sound Energy Inc.	5.757%	10/1/39	70	85
Puget Sound Energy Inc.	5.795%	3/15/40	190	231
Puget Sound Energy Inc.	5.764%	7/15/40	40	49
Puget Sound Energy Inc.	5.638%	4/15/41	965	1,154
Puget Sound Energy Inc.	4.434%	11/15/41	485	493
San Diego Gas & Electric Co.	6.000%	6/1/26	370	456
San Diego Gas & Electric Co.	5.350%	5/15/35	465	533
San Diego Gas & Electric Co.	6.125%	9/15/37	45	56
San Diego Gas & Electric Co.	6.000%	6/1/39	305	381
San Diego Gas & Electric Co.	5.350%	5/15/40	20	23
San Diego Gas & Electric Co.	4.500%	8/15/40	415	431
San Diego Gas & Electric Co.	3.950%	11/15/41	130	124
San Diego Gas & Electric Co.	4.300%	4/1/42	60	60
Scottish Power Ltd.	5.810%	3/15/25	600	651
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	581
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	34
South Carolina Electric & Gas Co.	6.050%	1/15/38	115	141
South Carolina Electric & Gas Co.	5.450%	2/1/41	285	330
South Carolina Electric & Gas Co.	4.350%	2/1/42	355	353
South Carolina Electric & Gas Co.	4.600%	6/15/43	475	492
Southern California Edison Co.	6.000%	1/15/34	405	498
Southern California Edison Co.	5.750%	4/1/35	726	867

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southern California Edison Co.	5.350%	7/15/35	370	424
	Southern California Edison Co.	5.550%	1/15/36	620	720
	Southern California Edison Co.	5.625%	2/1/36	425	497
	Southern California Edison Co.	5.550%	1/15/37	520	607
	Southern California Edison Co.	5.950%	2/1/38	755	929
	Southern California Edison Co.	6.050%	3/15/39	575	718
	Southern California Edison Co.	4.500%	9/1/40	570	585
	Southern California Edison Co.	3.900%	12/1/41	545	509
	Southern California Edison Co.	3.900%	3/15/43	125	116
	Southern California Edison Co.	4.650%	10/1/43	825	868
	Southern Power Co.	5.150%	9/15/41	640	671
	Southern Power Co.	5.250%	7/15/43	500	533
	Southwestern Electric Power Co.	6.200%	3/15/40	360	423
	Southwestern Public Service Co.	4.500%	8/15/41	550	560
	Tampa Electric Co.	6.550%	5/15/36	255	323
	Tampa Electric Co.	6.150%	5/15/37	340	420
	Tampa Electric Co.	4.100%	6/15/42	480	454
	Toledo Edison Co.	6.150%	5/15/37	320	371
	TransAlta Corp.	6.500%	3/15/40	375	392
	Union Electric Co.	8.450%	3/15/39	500	797
	Union Electric Co.	3.900%	9/15/42	455	427
	Virginia Electric & Power Co.	6.000%	1/15/36	485	594
	Virginia Electric & Power Co.	6.000%	5/15/37	490	600
	Virginia Electric & Power Co.	6.350%	11/30/37	452	572
	Virginia Electric & Power Co.	8.875%	11/15/38	570	916
	Virginia Electric & Power Co.	4.000%	1/15/43	485	458
	Virginia Electric & Power Co.	4.650%	8/15/43	450	469
	Virginia Electric and Power Co.	4.450%	2/15/44	400	400
	Westar Energy Inc.	4.125%	3/1/42	490	476
	Westar Energy Inc.	4.100%	4/1/43	250	241
	Westar Energy Inc.	4.625%	9/1/43	250	261
	Wisconsin Electric Power Co.	5.625%	5/15/33	455	528
	Wisconsin Electric Power Co.	5.700%	12/1/36	190	224
	Wisconsin Power & Light Co.	6.375%	8/15/37	349	446
	Wisconsin Public Service Corp.	3.671%	12/1/42	400	361
	Wisconsin Public Service Corp.	4.752%	11/1/44	250	269
	Xcel Energy Inc.	6.500%	7/1/36	330	418
	Xcel Energy Inc.	4.800%	9/15/41	325	339

	Natural Gas (5.4%)
	AGL Capital Corp.	6.000%	10/1/34	215	253
	AGL Capital Corp.	5.875%	3/15/41	1,230	1,466
	AGL Capital Corp.	4.400%	6/1/43	360	350
	Atmos Energy Corp.	5.500%	6/15/41	550	635
	Atmos Energy Corp.	4.150%	1/15/43	350	334
	Buckeye Partners LP	5.850%	11/15/43	275	287
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	230	294
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	254	301
	DCP Midstream LLC	8.125%	8/16/30	396	498
2	Dominion Gas Holdings LLC	4.800%	11/1/43	350	354
	El Paso Natural Gas Co. LLC	8.375%	6/15/32	250	339
	El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	400	499
	El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	1,060	933
	Enbridge Energy Partners LP	7.500%	4/15/38	400	501
	Enbridge Energy Partners LP	5.500%	9/15/40	400	411
	Energy Transfer Partners LP	8.250%	11/15/29	264	329

158

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy Transfer Partners LP	6.625%	10/15/36	735	825
Energy Transfer Partners LP	7.500%	7/1/38	555	678
Energy Transfer Partners LP	6.050%	6/1/41	1,256	1,337
Energy Transfer Partners LP	6.500%	2/1/42	1,155	1,294
Energy Transfer Partners LP	5.150%	2/1/43	475	453
Enterprise Products Operating LLC	6.875%	3/1/33	890	1,107
Enterprise Products Operating LLC	6.650%	10/15/34	360	439
Enterprise Products Operating LLC	5.750%	3/1/35	250	277
Enterprise Products Operating LLC	7.550%	4/15/38	390	511
Enterprise Products Operating LLC	6.125%	10/15/39	560	647
Enterprise Products Operating LLC	6.450%	9/1/40	510	615
Enterprise Products Operating LLC	5.950%	2/1/41	875	992
Enterprise Products Operating LLC	5.700%	2/15/42	670	738
Enterprise Products Operating LLC	4.850%	8/15/42	590	580
Enterprise Products Operating LLC	4.450%	2/15/43	650	604
Enterprise Products Operating LLC	4.850%	3/15/44	250	247
Enterprise Products Operating LLC	5.100%	2/15/45	875	895
KeySpan Corp.	8.000%	11/15/30	280	375
KeySpan Corp.	5.803%	4/1/35	65	73
Kinder Morgan Energy Partners LP	7.400%	3/15/31	350	430
Kinder Morgan Energy Partners LP	7.750%	3/15/32	300	374
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	696
Kinder Morgan Energy Partners LP	5.800%	3/15/35	525	552
Kinder Morgan Energy Partners LP	6.500%	2/1/37	585	655
Kinder Morgan Energy Partners LP	6.950%	1/15/38	545	645
Kinder Morgan Energy Partners LP	6.500%	9/1/39	705	794
Kinder Morgan Energy Partners LP	6.550%	9/15/40	600	684
Kinder Morgan Energy Partners LP	6.375%	3/1/41	525	585
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	558
Kinder Morgan Energy Partners LP	5.000%	8/15/42	450	425
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,400	1,323
Kinder Morgan Energy Partners LP	5.500%	3/1/44	175	177
Magellan Midstream Partners LP	6.400%	5/1/37	265	316
Magellan Midstream Partners LP	4.200%	12/1/42	250	224
Magellan Midstream Partners LP	5.150%	10/15/43	225	235
Nisource Finance Corp.	6.250%	12/15/40	480	550
Nisource Finance Corp.	5.950%	6/15/41	1,090	1,206
Nisource Finance Corp.	5.800%	2/1/42	300	326
Nisource Finance Corp.	5.250%	2/15/43	470	477
2 ONE Gas Inc.	4.658%	2/1/44	450	467
ONEOK Inc.	6.000%	6/15/35	190	182
ONEOK Partners LP	6.650%	10/1/36	600	699
ONEOK Partners LP	6.850%	10/15/37	185	221
ONEOK Partners LP	6.125%	2/1/41	495	554
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	340
Plains All American Pipeline LP /
PAA Finance Corp.	6.700%	5/15/36	465	568
Plains All American Pipeline LP /
PAA Finance Corp.	6.650%	1/15/37	460	560
Plains All American Pipeline LP /
PAA Finance Corp.	5.150%	6/1/42	345	359
Plains All American Pipeline LP /
PAA Finance Corp.	4.300%	1/31/43	125	114
Sempra Energy	6.000%	10/15/39	1,290	1,541
Southern California Gas Co.	5.750%	11/15/35	25	30
Southern California Gas Co.	3.750%	9/15/42	475	436

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Natural Gas Co. LLC	8.000%	3/1/32	270	361
Spectra Energy Capital LLC	7.500%	9/15/38	360	433
Spectra Energy Partners LP	4.750%	3/15/24	900	956
Spectra Energy Partners LP	5.950%	9/25/43	200	226
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	400	376
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	310	379
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	65	80
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	307
Texas Eastern Transmission LP	7.000%	7/15/32	265	334
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	1,013
TransCanada PipeLines Ltd.	5.600%	3/31/34	910	1,005
TransCanada PipeLines Ltd.	5.850%	3/15/36	485	565
TransCanada PipeLines Ltd.	6.200%	10/15/37	890	1,080
TransCanada PipeLines Ltd.	7.250%	8/15/38	655	872
TransCanada PipeLines Ltd.	7.625%	1/15/39	312	434
TransCanada PipeLines Ltd.	6.100%	6/1/40	745	891
TransCanada PipeLines Ltd.	5.000%	10/16/43	475	497
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	300	322
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	485	453
Williams Cos. Inc.	7.500%	1/15/31	287	310
Williams Cos. Inc.	8.750%	3/15/32	476	570
Williams Partners LP	4.300%	3/4/24	450	449
Williams Partners LP	6.300%	4/15/40	705	792
Williams Partners LP	5.800%	11/15/43	625	663
Williams Partners LP	5.400%	3/4/44	350	353

Other Utility (0.2%)
American Water Capital Corp.	3.850%	3/1/24	200	202
American Water Capital Corp.	6.593%	10/15/37	855	1,088
American Water Capital Corp.	4.300%	12/1/42	75	71
United Utilities plc	6.875%	8/15/28	445	493
Veolia Environnement SA	6.750%	6/1/38	275	324
				169,769
Total Corporate Bonds (Cost $948,725)				939,841
Taxable Municipal Bonds (0.2%)
New York University Hospitals Center Revenue	4.428%	7/1/42	350	319
New York University Hospitals Center Revenue	5.750%	7/1/43	350	383
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	72
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	299
Princeton University New Jersey GO	5.700%	3/1/39	360	433
Tufts University Massachusetts GO	5.017%	4/15/12	225	220
University of Southern California Revenue	5.250%	10/1/11	265	305
Total Taxable Municipal Bonds (Cost $2,087)				2,031

Long-Term Corporate Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
3 Vanguard Market Liquidity Fund (Cost $1,554)	0.130%	1,553,816	1,554
Total Investments (98.6%) (Cost $952,487)			943,547
Other Assets and Liabilities (1.4%)
Other Assets			23,604
Liabilities			(9,996)
			13,608
Net Assets (100%)			957,155

At February 28, 2014, net assets consisted of:
			Amount
			($000)
Paid-in Capital			973,397
Undistributed Net Investment Income			2,708
Accumulated Net Realized Losses			(10,010)
Unrealized Appreciation (Depreciation)			(8,940)
Net Assets			957,155

Admiral Shares—Net Assets
Applicable to 1,033,689 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			23,986
Net Asset Value Per Share—Admiral Shares			$23.20

Institutional Shares—Net Assets
Applicable to 7,392,846 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			212,993
Net Asset Value Per Share—Institutional Shares			$28.81

ETF Shares—Net Assets
Applicable to 8,300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			720,176
Net Asset Value Per Share—ETF Shares			$86.77

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $3,604,000, representing 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	20,201
Total Income	20,201
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—Admiral Shares	8
Management and Administrative—Institutional Shares	56
Management and Administrative—ETF Shares	226
Marketing and Distribution—Admiral Shares	2
Marketing and Distribution—Institutional Shares	27
Marketing and Distribution—ETF Shares	83
Custodian Fees	16
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	27
Total Expenses	457
Net Investment Income	19,744
Realized Net Gain (Loss)
Investment Securities Sold	(12,420)
Futures Contracts	(82)
Realized Net Gain (Loss)	(12,502)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	55,811
Net Increase (Decrease) in Net Assets Resulting from Operations	63,053
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,744	53,884
Realized Net Gain (Loss)	(12,502)	26,186
Change in Unrealized Appreciation (Depreciation)	55,811	(148,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,053	(68,344)
Distributions
Net Investment Income
Admiral Shares[1]	(498)	(769)
Institutional Shares	(4,811)	(9,371)
ETF Shares	(11,719)	(43,744)
Realized Capital Gain [2]
Admiral Shares[1]	—	(38)
Institutional Shares	—	(527)
ETF Shares	—	(2,822)
Total Distributions	(17,028)	(57,271)
Capital Share Transactions
Admiral Shares[1]	4,597	5,594
Institutional Shares	(3,445)	67,132
ETF Shares	61,801	(309,830)
Net Increase (Decrease) from Capital Share Transactions	62,953	(237,104)
Total Increase (Decrease)	108,978	(362,719)
Net Assets
Beginning of Period	848,177	1,210,896
End of Period[3]	957,155	848,177

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s distributions and capital share transactions are for the
Signal class.
2 Includes fiscal 2013 short-term gain distributions totaling $2,936,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,708,000 and ($8,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months				Jan. 19,
	Ended				2010[1] to
For a Share Outstanding	February 28,	Year Ended August 31			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.04	$24.74	$21.69	$22.00	$20.12
Investment Operations
Net Investment Income	.534	1.078	1.068	1.100	.680
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.159	(2.640)	3.051	(.246)	1.936
Total from Investment Operations	1.693	(1.562)	4.119	.854	2.616
Distributions
Dividends from Net Investment Income	(.533)	(1.078)	(1.069)	(1.100)	(.736)
Distributions from Realized Capital Gains	—	(.060)	—	(.064)	—
Total Distributions	(.533)	(1.138)	(1.069)	(1.164)	(.736)
Net Asset Value, End of Period	$23.20	$22.04	$24.74	$21.69	$22.00

Total Return[3]	7.78%	-6.57%	19.43%	4.21%	13.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24	$18	$15	$9	$4
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	4.86%	4.47%	4.73%	5.36%	5.65%[4]
Portfolio Turnover Rate [5]	64%	57%	71%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal Class.
1 Inception.
2 Includes increases from purchase fees of $.00, $.01, $.01, $.04, and $.03.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months				Nov. 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.37	$30.71	$26.93	$27.32	$24.89
Investment Operations
Net Investment Income	.668	1.347	1.337	1.377	1.090
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.438	(3.265)	3.780	(.308)	2.428
Total from Investment Operations	2.106	(1.918)	5.117	1.069	3.518
Distributions
Dividends from Net Investment Income	(.666)	(1.347)	(1.337)	(1.379)	(1.088)
Distributions from Realized Capital Gains	—	(.075)	—	(.080)	—
Total Distributions	(.666)	(1.422)	(1.337)	(1.459)	(1.088)
Net Asset Value, End of Period	$28.81	$27.37	$30.71	$26.93	$27.32

Total Return[3]	7.80%	-6.50%	19.44%	4.25%	14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$213	$206	$164	$15	$7
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%[4]
Ratio of Net Investment Income to
Average Net Assets	4.89%	4.50%	4.76%	5.41%	5.71%[4]
Portfolio Turnover Rate [5]	64%	57%	71%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.01, $.00, $.04, and $.03.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				Nov. 19,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$82.11	$92.15	$80.80	$81.96	$74.67
Investment Operations
Net Investment Income	1.985	4.018	3.980	4.091	3.236
Net Realized and Unrealized Gain (Loss)
on Investments [2]	4.334	(9.816)	11.351	(.917)	7.286
Total from Investment Operations	6.319	(5.798)	15.331	3.174	10.522
Distributions
Dividends from Net Investment Income	(1.659)	(4.018)	(3.981)	(4.095)	(3.232)
Distributions from Realized Capital Gains	—	(.224)	—	(.239)	—
Total Distributions	(1.659)	(4.242)	(3.981)	(4.334)	(3.232)
Net Asset Value, End of Period	$86.77	$82.11	$92.15	$80.80	$81.96

Total Return	7.80%	-6.55%	19.40%	4.19%	14.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$720	$624	$1,032	$275	$66
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	4.86%	4.47%	4.73%	5.36%	5.65%[3]
Portfolio Turnover Rate [4]	64%	57%	71%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.01, $.07, $.02, $.07, and $.10.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Effective in October 2013, Signal Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values. The fund had no open futures contracts at February 28, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Long-Term Corporate Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $95,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	121	—
Corporate Bonds	—	939,841	—
Taxable Municipal Bonds	—	2,031	—
Temporary Cash Investments	1,554	—	—
Total	1,554	941,993	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Long-Term Corporate Bond Index Fund

During the six months ended February 28, 2014, the fund realized $4,969,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $1,887,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $952,725,000. Net unrealized depreciation of investment securities for tax purposes was $9,178,000, consisting of unrealized gains of $17,455,000 on securities that had risen in value since their purchase and $26,633,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $268,996,000 of investment securities and sold $206,514,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $138,284,000 and $140,421,000, respectively. Total purchases and sales include $140,320,000 and $88,206,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	7,122	319	5,284	219
Issued in Lieu of Cash Distributions	475	21	805	34
Redeemed	(3,000)	(132)	(495)	(21)
Net Increase (Decrease)—Admiral Shares	4,597	208	5,594	232
Institutional Shares
Issued [2]	4,482	159	59,510	1,928
Issued in Lieu of Cash Distributions	4,811	172	9,898	335
Redeemed	(12,738)	(465)	(2,276)	(79)
Net Increase (Decrease)—Institutional Shares	(3,445)	(134)	67,132	2,184
ETF Shares
Issued [2]	151,840	1,800	309,262	3,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(90,039)	(1,100)	(619,092)	(7,000)
Net Increase (Decrease)—ETF Shares	61,801	700	(309,830)	(3,600)

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s capital share transactions are for the Signal class.
2 Includes purchase fees for fiscal 2014 and 2013 of $117,000 and $647,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VMBSX	VMBIX	VMBS
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	1.79%	1.82%	1.79%

Financial Attributes

		Barclays
		MBS	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	425[2]	768	8,737
Yield to Maturity
(before expenses)	2.9%	2.9%	2.2%
Average Coupon	4.0%	4.1%	3.3%
Average Duration	5.0 years	5.0 years	5.5 years
Average Effective
Maturity	7.1 years	7.0 years	7.6 years
Short-Term
Reserves	2.1%	—	—

Sector Diversification (% of portfolio)
Government Mortgage-Backed	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	MBS	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.98	0.80
Beta	1.07	0.69

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	2.1%
1 - 3 Years	4.3
3 - 5 Years	10.6
5 - 10 Years	74.3
10 - 20 Years	8.7

Distribution by Credit Quality (% of portfolio)
U.S. Government	97.9%
Aaa	2.1
For information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Coupon (% of portfolio)
Below 5%	88.9%
5% - 6%	9.4
Above 6%	1.7

Investment Focus

1 The expense ratios shown are from the prospectus dated December 20, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares.
2 Issues are mortgage pools grouped by coupon.

Mortgage-Backed Securities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2014
		Barclays
		MBS
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	4.39%	4.23%
2011	5.14	5.11
2012	3.62	3.62
2013	-2.36	-2.03
2014	2.92	2.87
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Admiral Shares	12/3/2009	-1.29%	1.67%	1.12%	2.79%
Institutional Shares	10/31/2013	—	0.31	-1.32	-1.01
ETF Shares	11/19/2009
Market Price		-1.26			2.82
Net Asset Value		-1.28			2.81

See Financial Highlights for dividend and capital gains information.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
Conventional Mortgage-Backed Securities (96.5%)
[1,2]	Fannie Mae Pool	2.000%	10/1/28	2,546	2,493
[1,2,3] Fannie Mae Pool		2.500%	4/1/28–1/1/43	18,405	18,445
[1,2,3] Fannie Mae Pool		3.000%	10/1/26–3/1/44	56,957	56,868
[1,2,3] Fannie Mae Pool		3.500%	10/1/21–3/1/44	62,044	63,709
[1,2,3] Fannie Mae Pool		4.000%	7/1/18–3/1/44	57,414	60,569
[1,2,3] Fannie Mae Pool		4.500%	4/1/15–3/1/44	42,338	45,573
[1,2,3] Fannie Mae Pool		5.000%	12/1/14–3/1/44	30,817	33,735
[1,2,3] Fannie Mae Pool		5.500%	12/1/16–3/1/44	23,480	25,946
[1,2,3] Fannie Mae Pool		6.000%	2/1/17–3/1/44	16,462	18,366
[1,2]	Fannie Mae Pool	6.500%	4/1/16–10/1/39	6,538	7,373
[1,2]	Fannie Mae Pool	7.000%	12/1/22–10/1/37	1,168	1,331
[1,2]	Fannie Mae Pool	7.500%	11/1/22	15	17
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28	942	920
[1,2,3] Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	14,566	14,583
[1,2,3] Freddie Mac Gold Pool		3.000%	1/1/27–8/1/43	28,757	28,696
[1,2,3] Freddie Mac Gold Pool		3.500%	7/1/25–3/1/44	33,763	34,557
[1,2,3] Freddie Mac Gold Pool		4.000%	7/1/18–3/1/44	33,638	35,363
[1,2,3] Freddie Mac Gold Pool		4.500%	5/1/14–3/1/44	26,928	28,908
[1,2,3] Freddie Mac Gold Pool		5.000%	9/1/15–3/1/44	18,582	20,266
[1,2,3] Freddie Mac Gold Pool		5.500%	4/1/14–3/1/44	16,432	18,084
[1,2,3] Freddie Mac Gold Pool		6.000%	5/1/17–3/1/44	9,949	11,103
[1,2]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	3,492	3,942
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	713	802
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/22	3	3
[1,3]	Ginnie Mae I Pool	3.000%	1/15/26–3/1/44	6,064	6,034
[1,3]	Ginnie Mae I Pool	3.500%	2/15/26–3/1/44	6,284	6,483
[1,3]	Ginnie Mae I Pool	4.000%	7/15/24–3/1/44	11,243	11,948
[1,3]	Ginnie Mae I Pool	4.500%	9/15/18–3/1/44	16,774	18,253
[1,3]	Ginnie Mae I Pool	5.000%	1/15/18–3/1/44	10,092	11,114
1	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	5,272	5,867
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,439	3,868
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	1,101	1,263
1	Ginnie Mae I Pool	7.000%	10/15/27	10	12
1	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,204	1,225
[1,3]	Ginnie Mae II Pool	3.000%	10/20/26–3/1/44	25,676	25,578
[1,3]	Ginnie Mae II Pool	3.500%	12/20/25–3/1/44	41,302	42,609
[1,3]	Ginnie Mae II Pool	4.000%	9/20/25–3/1/44	28,282	30,002
[1,3]	Ginnie Mae II Pool	4.500%	4/20/18–3/1/44	25,640	27,924

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[1,3]	Ginnie Mae II Pool	5.000%	6/20/33–3/1/44	15,979	17,637
1	Ginnie Mae II Pool	5.500%	12/20/33–3/1/44	5,598	6,207
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	3,627	4,086
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	1,801	2,036
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	213	241
					754,039
Nonconventional Mortgage-Backed Securities (3.0%)
[1,2,4] Fannie Mae Pool		1.961%	9/1/37	33	36
[1,2]	Fannie Mae Pool	2.196%	9/1/42	783	805
[1,2]	Fannie Mae Pool	2.203%	6/1/43	687	687
[1,2]	Fannie Mae Pool	2.207%	12/1/41	418	438
[1,2]	Fannie Mae Pool	2.243%	10/1/42	540	549
[1,2]	Fannie Mae Pool	2.265%	7/1/43	766	760
[1,2]	Fannie Mae Pool	2.409%	7/1/42	556	573
[1,2]	Fannie Mae Pool	2.410%	5/1/42	435	442
[1,2]	Fannie Mae Pool	2.446%	5/1/43	513	509
[1,2]	Fannie Mae Pool	2.468%	10/1/42	486	502
[1,2]	Fannie Mae Pool	2.514%	12/1/40	696	725
[1,2]	Fannie Mae Pool	2.520%	10/1/40	269	280
[1,2]	Fannie Mae Pool	2.620%	11/1/41	121	127
[1,2]	Fannie Mae Pool	2.627%	12/1/41	127	133
[1,2]	Fannie Mae Pool	2.679%	1/1/42	135	141
[1,2]	Fannie Mae Pool	2.775%	3/1/42	708	731
[1,2]	Fannie Mae Pool	2.814%	3/1/41	633	660
[1,2]	Fannie Mae Pool	2.816%	11/1/41	326	339
[1,2]	Fannie Mae Pool	2.922%	12/1/40–5/1/42	355	374
[1,2]	Fannie Mae Pool	2.997%	3/1/42	305	323
[1,2]	Fannie Mae Pool	3.036%	3/1/41	602	630
[1,2]	Fannie Mae Pool	3.082%	2/1/42	522	550
[1,2]	Fannie Mae Pool	3.130%	2/1/41	18	18
[1,2]	Fannie Mae Pool	3.138%	2/1/41	198	208
[1,2]	Fannie Mae Pool	3.161%	12/1/40	33	35
[1,2]	Fannie Mae Pool	3.235%	12/1/40	31	33
[1,2]	Fannie Mae Pool	3.271%	10/1/40	37	39
[1,2]	Fannie Mae Pool	3.293%	1/1/40	8	9
[1,2]	Fannie Mae Pool	3.298%	5/1/41	229	241
[1,2]	Fannie Mae Pool	3.304%	11/1/40	37	38
[1,2]	Fannie Mae Pool	3.331%	8/1/42	317	328
[1,2]	Fannie Mae Pool	3.432%	12/1/39	376	392
[1,2]	Fannie Mae Pool	3.482%	5/1/40	13	14
[1,2]	Fannie Mae Pool	3.503%	10/1/39	62	64
[1,2]	Fannie Mae Pool	3.527%	3/1/40	16	17
[1,2]	Fannie Mae Pool	3.562%	7/1/41	400	417
[1,2]	Fannie Mae Pool	3.577%	11/1/39	63	65
[1,2]	Fannie Mae Pool	3.580%	8/1/39	74	78
[1,2]	Fannie Mae Pool	3.644%	4/1/41	164	174
[1,2]	Fannie Mae Pool	3.693%	5/1/40	795	829
[1,2]	Fannie Mae Pool	3.744%	6/1/41	279	296
[1,2]	Fannie Mae Pool	3.817%	9/1/40	533	565
[1,2,4] Fannie Mae Pool		5.132%	11/1/39	85	92
[1,2]	Fannie Mae Pool	5.177%	3/1/38	58	62
[1,2,4] Fannie Mae Pool		5.324%	8/1/39	191	205
[1,2]	Fannie Mae Pool	5.675%	4/1/37	36	39
[1,2]	Fannie Mae Pool	6.142%	10/1/37	298	317
[1,2,4] Freddie Mac Non Gold Pool		2.291%	10/1/37	21	22

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[1,2]	Freddie Mac Non Gold Pool	2.572%	2/1/42	232	243
[1,2]	Freddie Mac Non Gold Pool	2.735%	12/1/40	105	108
[1,2]	Freddie Mac Non Gold Pool	2.784%	1/1/41	290	297
[1,2]	Freddie Mac Non Gold Pool	2.878%	2/1/41	34	35
[1,2]	Freddie Mac Non Gold Pool	2.954%	2/1/41	486	505
[1,2]	Freddie Mac Non Gold Pool	3.090%	6/1/41	399	415
[1,2]	Freddie Mac Non Gold Pool	3.356%	5/1/40	5	5
[1,2]	Freddie Mac Non Gold Pool	3.383%	2/1/37	26	27
[1,2]	Freddie Mac Non Gold Pool	3.419%	3/1/42	325	342
[1,2]	Freddie Mac Non Gold Pool	3.451%	8/1/40	78	80
[1,2]	Freddie Mac Non Gold Pool	3.538%	4/1/40	22	23
[1,2]	Freddie Mac Non Gold Pool	3.546%	11/1/39	70	73
[1,2]	Freddie Mac Non Gold Pool	3.586%	6/1/40	104	111
[1,2]	Freddie Mac Non Gold Pool	3.625%	6/1/40	239	248
[1,2]	Freddie Mac Non Gold Pool	3.645%	1/1/40	57	60
[1,2]	Freddie Mac Non Gold Pool	3.674%	9/1/40	239	247
[1,2]	Freddie Mac Non Gold Pool	4.028%	3/1/40	766	799
[1,2]	Freddie Mac Non Gold Pool	4.043%	12/1/39	56	58
[1,2]	Freddie Mac Non Gold Pool	4.743%	12/1/35	51	53
[1,2]	Freddie Mac Non Gold Pool	5.236%	3/1/38	281	299
1	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	2,145	2,239
1	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	1,282	1,342
1	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	480	504
1	Ginnie Mae II Pool	3.750%	1/20/40	66	68
1	Ginnie Mae II Pool	4.000%	10/20/39–12/20/39	436	453
					23,545
Total U.S. Government and Agency Obligations (Cost $778,828)					777,584

				Shares
Temporary Cash Investment (27.5%)
Money Market Fund (27.5%)
5	Vanguard Market Liquidity Fund (Cost $214,554)	0.130%		214,554,314	214,554
Total Investments (127.0%) (Cost $993,382)					992,138
Other Assets and Liabilities (-27.0%)
Other Assets					13,591
Liabilities					(224,510)
					(210,919)
Net Assets (100%)					781,219

Mortgage-Backed Securities Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	777,584
Affiliated Vanguard Funds	214,554
Total Investments in Securities	992,138
Receivables for Investment Securities Sold	7,637
Other Assets	5,954
Total Assets	1,005,729
Liabilities
Payables for Investment Securities Purchased	222,417
Other Liabilities	2,093
Total Liabilities	224,510
Net Assets	781,219

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	786,278
Undistributed Net Investment Income	637
Accumulated Net Realized Losses	(4,452)
Unrealized Appreciation (Depreciation)	(1,244)
Net Assets	781,219

Admiral Shares—Net Assets
Applicable to 13,703,094 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	284,493
Net Asset Value Per Share—Admiral Shares	$20.76

Institutional Shares—Net Assets
Applicable to 3,801,770 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	106,945
Net Asset Value Per Share—Institutional Shares	$28.13

ETF Shares—Net Assets
Applicable to 7,501,190 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	389,781
Net Asset Value Per Share—ETF Shares	$51.96

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2014.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	7,011
Total Income	7,011
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9
Management and Administrative—Admiral Shares	99
Management and Administrative—Institutional Shares	18
Management and Administrative—ETF Shares	126
Marketing and Distribution—Admiral Shares	39
Marketing and Distribution—Institutional Shares	3
Marketing and Distribution—ETF Shares	54
Custodian Fees	69
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	15
Total Expenses	434
Net Investment Income	6,577
Realized Net Gain (Loss) on Investment Securities Sold	1,315
Change in Unrealized Appreciation (Depreciation) of Investment Securities	12,510
Net Increase (Decrease) in Net Assets Resulting from Operations	20,402
1 Interest income from an affiliated company of the fund was $97,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,577	4,019
Realized Net Gain (Loss)	1,315	(4,358)
Change in Unrealized Appreciation (Depreciation)	12,510	(17,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,402	(18,158)
Distributions
Net Investment Income
Admiral Shares[1]	(2,492)	(1,833)
Institutional Shares	(553)	(26)
ETF Shares	(2,907)	(2,167)
Realized Capital Gain [2]
Admiral Shares[1]	—	(1,465)
Institutional Shares	—	(73)
ETF Shares	—	(1,423)
Total Distributions	(5,952)	(6,987)
Capital Share Transactions
Admiral Shares[1]	(16,341)	96,081
Institutional Shares	106,186	(14,605)
ETF Shares	(35,302)	182,530
Net Increase (Decrease) from Capital Share Transactions	54,543	264,006
Total Increase (Decrease)	68,993	238,861
Net Assets
Beginning of Period	712,226	473,365
End of Period[3]	781,219	712,226

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s distributions and capital share transactions are for the
Signal class.
2 Includes fiscal 2013 short-term gain distributions totaling $2,874,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $637,000 and $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Admiral Shares
	Six Months				Dec. 3,
	Ended				2009[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.35	$21.06	$20.76	$20.52	$20.04
Investment Operations
Net Investment Income	.183	.118	. 344	. 456	. 332
Net Realized and Unrealized Gain (Loss)
on Investments	.408	(.608)	. 399.569		.487
Total from Investment Operations	.591	(.490)	.743	1.025	.819
Distributions
Dividends from Net Investment Income	(.181)	(.118)	(. 342)	(. 456)	(. 339)
Distributions from Realized Capital Gains	—	(.102)	(.101)	(.329)	—
Total Distributions	(.181)	(. 220)	(. 443)	(.785)	(. 339)
Net Asset Value, End of Period	$20.76	$20.35	$21.06	$20.76	$20.52

Total Return[2]	2.91%	-2.35%	3.63%	5.16%	4.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$284	$295	$211	$15	$6
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.71%	0.57%	1.57%	2.30%	2.12%[3]
Portfolio Turnover Rate [4]	572%	840%	529%	344%	402%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Total returns do not include transaction fees or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3 Annualized.
4 Includes 280%, 371%, 231%, 187%, and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares
	Oct. 31,	Sept. 1,	May 9,
	2013[3] to	2012 to	2012[1] to
	Feb. 28,	Jan. 22,	Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013[2]	2012
Net Asset Value, Beginning of Period	$28.04	$28.34	$28.10
Investment Operations
Net Investment Income	.152	. 042.137
Net Realized and Unrealized Gain (Loss) on Investments	.113	(.146)	.218
Total from Investment Operations	.265	(.104)	.355
Distributions
Dividends from Net Investment Income	(.175)	(. 049)	(.115)
Distributions from Realized Capital Gains	—	(.137)	—
Total Distributions	(.175)	(.186)	(.115)
Net Asset Value, End of Period	$28.13	$28.05[2]	$28.34

Total Return[4]	0.95%	-0.37%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107	$0	$15
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[5]
Ratio of Net Investment Income to Average Net Assets	1.74%	0.35%	1.60%[5]
Portfolio Turnover Rate [6]	572%	840%	529%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net asset value as of January 22, 2013, at which date all shares were redeemed.
3 Recommencement of operations.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Includes 280%, 371%, and 231% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares
	Six Months				Nov. 19,
	Ended				2009[1] to

For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$50.85	$52.63	$51.90	$51.31	$49.98
Investment Operations
Net Investment Income	.453	.292	.875	1.142	.836
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.028	(1.524)	.976	1.412	1.338
Total from Investment Operations	1.481	(1.232)	1.851	2.554	2.174
Distributions
Dividends from Net Investment Income	(. 371)	(. 294)	(. 868)	(1.142)	(. 844)
Distributions from Realized Capital Gains	—	(.254)	(.253)	(.822)	—
Total Distributions	(.371)	(.548)	(1.121)	(1.964)	(.844)
Net Asset Value, End of Period	$51.96	$50.85	$52.63	$51.90	$51.31

Total Return	2.92%	-2.36%	3.62%	5.14%	4.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$390	$417	$247	$73	$31
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.71%	0.57%	1.57%	2.30%	2.12%[3]
Portfolio Turnover Rate [4]	572%	840%	529%	344%	402%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.01, $.02, $.00, and $.00.
3 Annualized.
4 Includes 280%, 371%, 231%, 187%, and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Effective in October 2013, Signal Shares were renamed Admiral Shares. Institutional Shares were issued on May 9, 2012. On January 22, 2013, all outstanding shares were redeemed. Institutional Shares recommenced operations on October 31, 2013.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk

Mortgage-Backed Securities Index Fund

associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $86,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interestrates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	777,584	—
Temporary Cash Investments	214,554	—	—
Total	214,554	777,584	—

Mortgage-Backed Securities Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $5,547,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $993,382,000. Net unrealized depreciation of investment securities for tax purposes was $1,244,000, consisting of unrealized gains of $4,174,000 on securities that had risen in value since their purchase and $5,418,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $2,201,418,000 of investment securities and sold $2,145,857,000 of investment securities, other than U.S. government securities and temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	37,150	1,802	258,637	12,391
Issued in Lieu of Cash Distributions	725	35	1,174	56
Redeemed	(54,216)	(2,637)	(163,730)	(7,971)
Net Increase (Decrease)—Admiral Shares	(16,341)	(800)	96,081	4,476
Institutional Shares
Issued [2]	106,149	3,800	1,571	55
Issued in Lieu of Cash Distributions	553	20	99	4
Redeemed	(516)	(18)	(16,275)	(580)
Net Increase (Decrease)—Institutional Shares	106,186	3,802	(14,605)	(521)
ETF Shares
Issued [2]	92,908	1,800	377,501	7,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(128,210)	(2,500)	(194,971)	(3,800)
Net Increase (Decrease)—ETF Shares	(35,302)	(700)	182,530	3,500

1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s capital share transactions are for the Signal class.
2 Includes purchase fees for fiscal 2014 and 2013 of $0 and $218,000, respectively (fund totals).

Mortgage-Backed Securities Index Fund

At February 28, 2014, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
Short-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,005.23	$0.60
Institutional Shares	1,000.00	1,005.19	0.45
ETF Shares	1,000.00	1,005.24	0.60
Intermediate-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,021.48	$0.60
Institutional Shares	1,000.00	1,021.65	0.45
ETF Shares	1,000.00	1,021.58	0.60
Long-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,040.08	$0.61
Institutional Shares	1,000.00	1,040.08	0.46
ETF Shares	1,000.00	1,040.15	0.61
Short-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,024.92	$0.60
Institutional Shares	1,000.00	1,025.24	0.45
ETF Shares	1,000.00	1,025.10	0.60
Intermediate-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,053.33	$0.61
Institutional Shares	1,000.00	1,053.69	0.46
ETF Shares	1,000.00	1,053.38	0.61
Long-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,077.83	$0.62
Institutional Shares	1,000.00	1,077.97	0.46
ETF Shares	1,000.00	1,077.97	0.62
Mortgage-Backed Securities Index Fund
Admiral Shares	$1,000.00	$1,029.13	$0.60
ETF Shares	1,000.00	1,029.21	0.60

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Hypothetical 5% Yearly Return
Short-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Intermediate-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Long-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Short-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Intermediate-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Long-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Mortgage-Backed Securities Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
ETF Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares; for the Intermediate-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares; for the Long-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares;
for the Short-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the
Intermediate-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the
Long-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the
Mortgage-Backed Securities Index Fund, 0.12% for Admiral Shares and 0.12% for ETF Shares. The dollar amounts shown as ”Expenses Paid”
are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for share classes with less than six months of history.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Core Bond Funds Average: Intermediate Investment-Grade Debt Funds Average through
August 31, 2013; Core Bond Funds Average thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Vanguard ETFs are not sponsored, endorsed, sold,
Direct Investor Account Services > 800-662-2739	or promoted by Barclays. Barclays does not make any
representation regarding the advisability of investing in
Institutional Investor Services > 800-523-1036	Vanguard ETFs or the advisability of investing in
Text Telephone for People	securities generally. Barclays’ only relationship with
With Hearing Impairment > 800-749-7273	Vanguard is the licensing of the Index, which is
determined, composed, and calculated by Barclays
This material may be used in conjunction	without regard to Vanguard or the Vanguard ETFs.
with the offering of shares of any Vanguard	Barclays has no obligation to take the needs of
fund only if preceded or accompanied by	Vanguard or the owners of the Vanguard ETFs into
consideration in determining, composing, or calculating
the fund’s current prospectus.	the Index. Barclays has no obligation or liability in
All comparative mutual fund data are from Lipper, a	connection with administration, marketing, or trading
Thomson Reuters Company, or Morningstar, Inc., unless	of the Vanguard ETFs. Source of index data: Barclays
otherwise noted.	Global Family of Indices. Copyright 2014, Barclays. All
rights reserved.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16422 042014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)

Common Stocks (99.2%)[1]
Consumer Discretionary (14.9%)
Walt Disney Co.	106,763	8,628
Comcast Corp. Class A	155,480	8,037
* Amazon.com Inc.	21,779	7,886
Wal-Mart Stores Inc.	95,402	7,127
Home Depot Inc.	86,596	7,103
McDonald's Corp.	59,404	5,652
* eBay Inc.	76,917	4,520
* priceline.com Inc.	3,046	4,109
Twenty-First Century Fox Inc. Class A	117,766	3,950
Time Warner Inc.	55,287	3,711
Ford Motor Co.	228,684	3,519
NIKE Inc. Class B	42,021	3,290
Lowe's Cos. Inc.	64,496	3,227
Starbucks Corp.	44,355	3,147
Costco Wholesale Corp.	25,937	3,029
* General Motors Co.	73,622	2,665
TJX Cos. Inc.	42,553	2,615
CBS Corp. Class B	36,439	2,444
Time Warner Cable Inc.	17,163	2,409
Target Corp.	38,007	2,377
Viacom Inc. Class B	26,394	2,316
* DIRECTV	29,138	2,261
Johnson Controls Inc.	40,586	2,005
Las Vegas Sands Corp.	23,217	1,979
Yum! Brands Inc.	26,644	1,974
* Liberty Global plc Class A	20,542	1,778
* Netflix Inc.	2,976	1,326
Macy's Inc.	22,814	1,320
McGraw Hill Financial Inc.	16,177	1,289
Delphi Automotive plc	18,575	1,237
VF Corp.	20,802	1,219
* Tesla Motors Inc.	4,959	1,214
* Discovery Communications Inc. Class A	14,527	1,210
* Michael Kors Holdings Ltd.	12,027	1,179
Omnicom Group Inc.	15,407	1,166
* Dollar General Corp.	19,456	1,165
Wynn Resorts Ltd.	4,758	1,154
* AutoZone Inc.	2,098	1,130
* Chipotle Mexican Grill Inc. Class A	1,827	1,033
* O'Reilly Automotive Inc.	6,523	984
Carnival Corp.	24,712	980
Starwood Hotels & Resorts Worldwide Inc.	11,579	955
Ross Stores Inc.	13,099	954
Estee Lauder Cos. Inc. Class A	13,813	951
* Liberty Interactive Corp. Class A	31,297	914
* Bed Bath & Beyond Inc.	12,984	881
Harley-Davidson Inc.	13,269	877
BorgWarner Inc.	13,688	841
Coach Inc.	16,634	812
Genuine Parts Co.	9,197	810
L Brands Inc.	14,213	801
* Liberty Media Corp. Class A	5,620	771
Mattel Inc.	20,406	761
Marriott International Inc. Class A	13,849	751
Kohl's Corp.	13,155	739
Gap Inc.	16,579	725
* DISH Network Corp. Class A	12,292	723
* Dollar Tree Inc.	12,383	678
Whirlpool Corp.	4,616	668
* TripAdvisor Inc.	6,596	661
* Sirius XM Holdings Inc.	182,225	658

1

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* CarMax Inc.	13,345	646
Tiffany & Co.	6,712	626
Nielsen Holdings NV	12,811	606
PVH Corp.	4,749	600
* MGM Resorts International	21,772	600
Tractor Supply Co.	8,366	590
* Hertz Global Holdings Inc.	20,492	574
Ralph Lauren Corp. Class A	3,479	560
* Under Armour Inc. Class A	4,951	560
Wyndham Worldwide Corp.	7,550	550
Newell Rubbermaid Inc.	17,128	550
Advance Auto Parts Inc.	4,286	546
Staples Inc.	39,289	534
* News Corp. Class A	29,066	533
* TRW Automotive Holdings Corp.	6,469	533
Nordstrom Inc.	8,622	530
Scripps Networks Interactive Inc. Class A	6,404	520
Royal Caribbean Cruises Ltd.	9,650	511
H&R Block Inc.	16,002	506
Polaris Industries Inc.	3,774	506
* Charter Communications Inc. Class A	3,984	505
* Mohawk Industries Inc.	3,567	505
Expedia Inc.	6,404	503
* LKQ Corp.	17,691	493
PulteGroup Inc.	22,699	476
* Jarden Corp.	7,587	466
Fortune Brands Home & Security Inc.	9,683	453
Signet Jewelers Ltd.	4,719	451
Interpublic Group of Cos. Inc.	25,070	444
Hanesbrands Inc.	5,879	431
Lennar Corp. Class A	9,733	427
Best Buy Co. Inc.	16,001	426
Harman International Industries Inc.	4,000	419
DR Horton Inc.	16,605	408
PetSmart Inc.	6,030	404
Gannett Co. Inc.	13,422	399
Darden Restaurants Inc.	7,689	393
Avon Products Inc.	25,345	392
Lear Corp.	4,828	392
* Toll Brothers Inc.	9,969	389
Garmin Ltd.	7,224	388
Goodyear Tire & Rubber Co.	14,400	387
Hasbro Inc.	6,879	379
Family Dollar Stores Inc.	5,750	377
Foot Locker Inc.	8,862	370
* WABCO Holdings Inc.	3,510	360
* Ulta Salon Cosmetics & Fragrance Inc.	3,866	347
Williams-Sonoma Inc.	5,831	340
* Fossil Group Inc.	2,864	329
Dunkin' Brands Group Inc.	6,340	328
* NVR Inc.	274	327
Dick's Sporting Goods Inc.	5,886	316
* Pandora Media Inc.	8,401	314
* Avis Budget Group Inc.	6,373	299
* Liberty Ventures Class A	2,101	299
* Sally Beauty Holdings Inc.	10,076	289
Nu Skin Enterprises Inc. Class A	3,397	284
* AMC Networks Inc. Class A	3,622	275
Leggett & Platt Inc.	8,495	272
Domino's Pizza Inc.	3,411	270
* Panera Bread Co. Class A	1,487	270
Gentex Corp.	8,553	268
GameStop Corp. Class A	7,065	264
* Lamar Advertising Co. Class A	4,710	252

2

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
	Carter's Inc.	3,317	250
*	Visteon Corp.	2,951	246
	Tupperware Brands Corp.	3,089	243
*	Urban Outfitters Inc.	6,411	240
	Service Corp. International	12,469	233
*	Liberty Global plc	2,708	229
	International Game Technology	14,590	220
	Brinker International Inc.	3,994	220
*	Madison Square Garden Co. Class A	3,602	205
*	Starz	6,323	202
	Cinemark Holdings Inc.	6,863	202
	Cablevision Systems Corp. Class A	11,249	198
*	Apollo Education Group Inc.	5,675	189
*	Tempur Sealy International Inc.	3,621	188
	Graham Holdings Co. Class B	260	187
	Abercrombie & Fitch Co.	4,700	186
*	Cabela's Inc.	2,760	183
*	HomeAway Inc.	3,625	166
	DSW Inc. Class A	4,297	165
	American Eagle Outfitters Inc.	11,151	162
*	AutoNation Inc.	3,054	161
	Six Flags Entertainment Corp.	3,918	160
	DeVry Education Group Inc.	3,783	159
	Chico's FAS Inc.	9,527	157
*	Bally Technologies Inc.	2,321	157
	John Wiley & Sons Inc. Class A	2,703	157
	Wendy's Co.	16,361	157
	Burger King Worldwide Inc.	5,884	156
	Dillard's Inc. Class A	1,678	155
	Thor Industries Inc.	2,629	147
*	Deckers Outdoor Corp.	1,963	146
	Lions Gate Entertainment Corp.	4,678	144
	KAR Auction Services Inc.	4,503	140
*	Hyatt Hotels Corp. Class A	2,687	140
	Aaron's Inc.	4,548	140
*	Ascena Retail Group Inc.	7,527	138
*	DreamWorks Animation SKG Inc. Class A	4,447	133
*	Murphy USA Inc.	2,899	118
	CST Brands Inc.	3,594	117
*	Sears Holdings Corp.	2,473	111
	Guess? Inc.	3,439	104
	AMERCO	440	102
*	Big Lots Inc.	3,448	102
*,^	JC Penney Co. Inc.	13,571	99
	Regal Entertainment Group Class A	4,721	87
	Choice Hotels International Inc.	1,575	77
	SeaWorld Entertainment Inc.	1,782	61
*	Norwegian Cruise Line Holdings Ltd.	1,564	54
*	zulily Inc. Class A	774	53
*	Penn National Gaming Inc.	3,868	50
*	Taylor Morrison Home Corp. Class A	1,948	49
	Coty Inc. Class A	3,169	47
	Weight Watchers International Inc.	1,643	35
	Clear Channel Outdoor Holdings Inc. Class A	2,442	25
			170,808
Consumer Staples (7.6%)
	Procter & Gamble Co.	162,337	12,769
	Coca-Cola Co.	226,601	8,656
	Philip Morris International Inc.	96,940	7,843
	PepsiCo Inc.	91,663	7,340
	CVS Caremark Corp.	72,548	5,306
	Altria Group Inc.	119,014	4,315
	Walgreen Co.	56,160	3,816
	Mondelez International Inc. Class A	105,781	3,600

3

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Colgate-Palmolive Co.	55,260	3,472
Kimberly-Clark Corp.	22,693	2,504
Kraft Foods Group Inc.	35,125	1,941
General Mills Inc.	38,030	1,903
Archer-Daniels-Midland Co.	39,124	1,588
Kroger Co.	30,638	1,285
Sysco Corp.	34,971	1,260
Whole Foods Market Inc.	22,040	1,191
Lorillard Inc.	22,287	1,093
Mead Johnson Nutrition Co.	12,004	979
Green Mountain Coffee Roasters Inc.	8,766	962
Reynolds American Inc.	18,518	941
Hershey Co.	8,810	932
Kellogg Co.	15,325	930
Beam Inc.	9,604	797
Brown-Forman Corp. Class B	8,977	752
* Constellation Brands Inc. Class A	9,133	740
Coca-Cola Enterprises Inc.	15,362	723
ConAgra Foods Inc.	24,658	700
Bunge Ltd.	8,759	697
Clorox Co.	7,880	688
Tyson Foods Inc. Class A	16,447	649
Dr Pepper Snapple Group Inc.	12,168	634
JM Smucker Co.	6,277	628
* Monster Beverage Corp.	7,971	590
Church & Dwight Co. Inc.	8,190	557
Safeway Inc.	14,139	530
McCormick & Co. Inc.	7,887	524
Molson Coors Brewing Co. Class B	8,361	475
Campbell Soup Co.	10,257	444
Hormel Foods Corp.	7,867	373
Energizer Holdings Inc.	3,612	352
Herbalife Ltd.	5,102	340
Ingredion Inc.	4,511	297
Hillshire Brands Co.	7,265	273
GNC Holdings Inc. Class A	5,717	266
* WhiteWave Foods Co. Class A	8,013	227
Flowers Foods Inc.	10,161	209
* Fresh Market Inc.	2,466	83
Dean Foods Co.	5,381	80
Pinnacle Foods Inc.	1,935	55
* Sprouts Farmers Market Inc.	1,129	44
		87,353
Energy (9.3%)
Exxon Mobil Corp.	263,434	25,361
Chevron Corp.	114,744	13,233
Schlumberger Ltd.	78,816	7,330
ConocoPhillips	72,487	4,820
Occidental Petroleum Corp.	47,759	4,610
EOG Resources Inc.	16,104	3,050
Halliburton Co.	50,317	2,868
Phillips 66	34,760	2,602
Anadarko Petroleum Corp.	29,704	2,500
National Oilwell Varco Inc.	25,333	1,952
Apache Corp.	23,198	1,839
Williams Cos. Inc.	40,519	1,673
Baker Hughes Inc.	26,172	1,656
Pioneer Natural Resources Co.	8,085	1,626
Valero Energy Corp.	32,312	1,550
Devon Energy Corp.	24,063	1,550
Marathon Petroleum Corp.	17,918	1,505
Spectra Energy Corp.	39,737	1,481
Hess Corp.	18,237	1,459
Noble Energy Inc.	21,156	1,455

4

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Marathon Oil Corp.	41,784	1,400
Kinder Morgan Inc.	39,078	1,245
EQT Corp.	8,894	910
Chesapeake Energy Corp.	34,242	887
Cabot Oil & Gas Corp.	24,901	871
* Southwestern Energy Co.	20,818	861
* Cameron International Corp.	13,081	838
Range Resources Corp.	9,735	838
Seadrill Ltd.	20,878	772
* Concho Resources Inc.	6,176	748
ONEOK Inc.	12,230	723
* FMC Technologies Inc.	14,132	710
* Cheniere Energy Inc.	14,185	701
Murphy Oil Corp.	11,397	677
Cimarex Energy Co.	5,118	592
Helmerich & Payne Inc.	5,698	563
HollyFrontier Corp.	12,090	551
CONSOL Energy Inc.	13,581	545
* Whiting Petroleum Corp.	6,990	480
Oceaneering International Inc.	6,313	452
Tesoro Corp.	8,049	411
Nabors Industries Ltd.	17,272	398
Denbury Resources Inc.	21,871	358
* Gulfport Energy Corp.	5,100	337
* Oil States International Inc.	3,351	318
* Cobalt International Energy Inc.	16,362	315
* Continental Resources Inc.	2,571	307
QEP Resources Inc.	10,498	304
SM Energy Co.	3,845	284
Peabody Energy Corp.	15,807	278
Superior Energy Services Inc.	9,380	278
* Dril-Quip Inc.	2,500	269
* Oasis Petroleum Inc.	5,940	259
Patterson-UTI Energy Inc.	8,742	254
* Dresser-Rand Group Inc.	4,585	249
* Rowan Cos. plc Class A	7,339	245
* Ultra Petroleum Corp.	9,114	229
* First Solar Inc.	3,991	228
* Newfield Exploration Co.	8,035	226
* WPX Energy Inc.	11,865	209
Diamond Offshore Drilling Inc.	4,115	195
World Fuel Services Corp.	4,232	190
* SandRidge Energy Inc.	29,163	188
* Unit Corp.	2,814	173
* Atwood Oceanics Inc.	3,419	162
* Antero Resources Corp.	2,303	139
* McDermott International Inc.	13,611	113
* SolarCity Corp.	1,320	112
Golar LNG Ltd.	2,641	97
RPC Inc.	3,573	66
* Kosmos Energy Ltd.	5,923	65
* Laredo Petroleum Inc.	2,479	65
Frank's International NV	1,914	45
CVR Energy Inc.	1,010	40
PBF Energy Inc. Class A	1,387	35
		106,925
Financial Services (18.1%)
Wells Fargo & Co.	285,951	13,274
JPMorgan Chase & Co.	223,896	12,722
* Berkshire Hathaway Inc. Class B	106,529	12,334
Bank of America Corp.	638,574	10,556
Citigroup Inc.	180,310	8,768
Visa Inc. Class A	30,945	6,992
MasterCard Inc. Class A	69,232	5,381

5

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
American Express Co.	56,175	5,128
Goldman Sachs Group Inc.	27,155	4,520
US Bancorp	109,563	4,507
American International Group Inc.	87,480	4,354
Simon Property Group Inc.	18,329	2,956
Morgan Stanley	90,252	2,780
MetLife Inc.	52,814	2,676
PNC Financial Services Group Inc.	31,324	2,562
Capital One Financial Corp.	34,572	2,539
BlackRock Inc.	7,707	2,349
Prudential Financial Inc.	27,468	2,323
Bank of New York Mellon Corp.	68,763	2,200
ACE Ltd.	20,151	1,972
American Tower Corporation	23,421	1,908
Aflac Inc.	27,597	1,768
Travelers Cos. Inc.	21,009	1,761
Charles Schwab Corp.	65,128	1,727
State Street Corp.	25,512	1,675
Discover Financial Services	29,080	1,669
Aon plc	18,402	1,575
BB&T Corp.	41,645	1,574
Marsh & McLennan Cos. Inc.	32,562	1,568
Allstate Corp.	27,805	1,509
Public Storage	8,435	1,426
IntercontinentalExchange Group Inc.	6,727	1,405
CME Group Inc.	18,831	1,390
Chubb Corp.	15,415	1,349
Franklin Resources Inc.	24,417	1,300
Ameriprise Financial Inc.	11,903	1,297
T. Rowe Price Group Inc.	15,397	1,250
Equity Residential	21,241	1,242
Prologis Inc.	29,370	1,210
SunTrust Banks Inc.	31,886	1,201
Fifth Third Bancorp	51,552	1,118
Ventas Inc.	17,307	1,080
Vornado Realty Trust	11,164	1,075
HCP Inc.	26,931	1,044
Weyerhaeuser Co.	34,346	1,014
Boston Properties Inc.	8,897	1,000
Health Care REIT Inc.	16,938	995
AvalonBay Communities Inc.	7,589	979
Fidelity National Information Services Inc.	17,275	961
Hartford Financial Services Group Inc.	26,866	945
* Fiserv Inc.	15,751	914
Moody's Corp.	11,522	910
Invesco Ltd.	26,208	899
Regions Financial Corp.	83,334	887
M&T Bank Corp.	7,581	884
Northern Trust Corp.	14,106	872
Progressive Corp.	35,566	871
Host Hotels & Resorts Inc.	43,871	863
* Alliance Data Systems Corp.	2,907	829
Lincoln National Corp.	15,861	795
Loews Corp.	18,208	792
Principal Financial Group Inc.	17,386	788
Thomson Reuters Corp.	22,089	759
General Growth Properties Inc.	33,142	730
KeyCorp	54,415	717
SLM Corp.	26,305	630
Annaly Capital Management Inc.	55,978	626
* Affiliated Managers Group Inc.	3,092	581
CIT Group Inc.	11,786	574
Western Union Co.	32,989	552
Unum Group	15,671	545

6

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Realty Income Corp.	12,157	540
Fidelity National Financial Inc. Class A	16,179	535
Kimco Realty Corp.	23,957	533
SL Green Realty Corp.	5,354	532
Comerica Inc.	10,931	527
XL Group plc Class A	17,291	526
* FleetCor Technologies Inc.	3,927	510
Equifax Inc.	7,167	502
Macerich Co.	8,188	492
Leucadia National Corp.	17,561	491
* Markel Corp.	826	477
American Capital Agency Corp.	21,001	468
Huntington Bancshares Inc.	49,097	468
* CBRE Group Inc. Class A	16,552	463
TD Ameritrade Holding Corp.	13,689	458
Plum Creek Timber Co. Inc.	10,387	450
Cincinnati Financial Corp.	9,567	448
* Genworth Financial Inc. Class A	28,830	448
* Arch Capital Group Ltd.	7,902	443
Everest Re Group Ltd.	2,877	429
Federal Realty Investment Trust	3,857	429
Torchmark Corp.	5,389	418
New York Community Bancorp Inc.	25,792	412
Digital Realty Trust Inc.	7,534	408
* Alleghany Corp.	990	382
UDR Inc.	14,678	379
* E*TRADE Financial Corp.	16,833	378
Essex Property Trust Inc.	2,248	376
Raymond James Financial Inc.	7,123	376
Waddell & Reed Financial Inc. Class A	5,185	361
* Signature Bank	2,720	356
First Republic Bank	6,809	354
Rayonier Inc.	7,416	349
Arthur J Gallagher & Co.	7,455	344
Zions Bancorporation	10,916	341
Lazard Ltd. Class A	7,525	339
* Realogy Holdings Corp.	7,059	335
* SVB Financial Group	2,660	335
Camden Property Trust	4,976	332
Jones Lang LaSalle Inc.	2,648	326
Reinsurance Group of America Inc. Class A	4,198	323
PartnerRe Ltd.	3,268	323
Extra Space Storage Inc.	6,514	320
Duke Realty Corp.	18,911	318
* Howard Hughes Corp.	2,278	314
Ares Capital Corp.	17,354	313
* MSCI Inc. Class A	7,087	310
Alexandria Real Estate Equities Inc.	4,198	304
Legg Mason Inc.	6,611	304
East West Bancorp Inc.	8,340	298
Jack Henry & Associates Inc.	5,116	297
Hudson City Bancorp Inc.	31,032	295
Global Payments Inc.	4,184	294
Mid-America Apartment Communities Inc.	4,328	293
Total System Services Inc.	9,609	293
Liberty Property Trust	7,591	290
DDR Corp.	17,413	289
Axis Capital Holdings Ltd.	6,559	288
SEI Investments Co.	8,495	285
BRE Properties Inc.	4,601	284
Kilroy Realty Corp.	4,921	283
Assurant Inc.	4,281	281
FactSet Research Systems Inc.	2,633	277
Starwood Property Trust Inc.	11,485	276

7

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
CBOE Holdings Inc.	5,094	275
Regency Centers Corp.	5,370	273
Broadridge Financial Solutions Inc.	7,137	269
Eaton Vance Corp.	7,082	268
WR Berkley Corp.	6,447	266
HCC Insurance Holdings Inc.	5,968	262
Taubman Centers Inc.	3,688	260
Apartment Investment & Management Co. Class A	8,659	259
American Financial Group Inc.	4,524	259
* American Capital Ltd.	16,584	258
People's United Financial Inc.	18,167	257
NASDAQ OMX Group Inc.	6,557	252
National Retail Properties Inc.	7,011	252
Assured Guaranty Ltd.	10,017	246
Senior Housing Properties Trust	11,020	246
Protective Life Corp.	4,599	240
Spirit Realty Capital Inc.	21,793	238
Old Republic International Corp.	15,250	237
Hospitality Properties Trust	8,819	234
RenaissanceRe Holdings Ltd.	2,444	233
Cullen/Frost Bankers Inc.	3,110	232
American Campus Communities Inc.	6,262	231
Omega Healthcare Investors Inc.	7,206	230
BioMed Realty Trust Inc.	11,060	229
* Ocwen Financial Corp.	6,060	227
Dun & Bradstreet Corp.	2,284	227
Corrections Corp. of America	6,791	226
Douglas Emmett Inc.	8,391	226
Two Harbors Investment Corp.	21,594	224
Weingarten Realty Investors	7,250	221
WP Carey Inc.	3,470	220
Gaming and Leisure Properties Inc.	5,753	219
White Mountains Insurance Group Ltd.	364	211
Commerce Bancshares Inc.	4,716	211
Brown & Brown Inc.	6,970	210
Validus Holdings Ltd.	5,488	202
City National Corp.	2,673	200
Synovus Financial Corp.	57,403	200
Allied World Assurance Co. Holdings AG	1,979	197
Equity Lifestyle Properties Inc.	4,889	197
Home Properties Inc.	3,324	196
Chimera Investment Corp.	60,546	193
Tanger Factory Outlet Centers Inc.	5,578	191
CommonWealth REIT	6,959	189
First Niagara Financial Group Inc.	20,742	188
* CoreLogic Inc.	5,663	185
* Forest City Enterprises Inc. Class A	9,318	182
StanCorp Financial Group Inc.	2,659	176
* Popular Inc.	6,150	176
CBL & Associates Properties Inc.	9,638	171
CapitalSource Inc.	11,569	170
MFA Financial Inc.	21,397	168
ProAssurance Corp.	3,674	167
First Horizon National Corp.	13,924	167
Associated Banc-Corp	9,984	167
* Vantiv Inc. Class A	5,200	166
LPL Financial Holdings Inc.	3,070	165
Piedmont Office Realty Trust Inc. Class A	9,298	161
ING US Inc.	4,478	161
Post Properties Inc.	3,305	160
Bank of Hawaii Corp.	2,691	157
TCF Financial Corp.	9,661	156
Hanover Insurance Group Inc.	2,567	151
Federated Investors Inc. Class B	5,379	147

8

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Aspen Insurance Holdings Ltd.	3,913	147
Fulton Financial Corp.	11,283	139
Washington Federal Inc.	6,135	138
Brandywine Realty Trust	9,260	136
Corporate Office Properties Trust	4,929	131
Endurance Specialty Holdings Ltd.	2,501	130
BankUnited Inc.	3,791	127
Valley National Bancorp	11,856	120
Mack-Cali Realty Corp.	5,040	112
Hatteras Financial Corp.	5,673	112
Retail Properties of America Inc.	8,008	112
* MBIA Inc.	8,180	111
Erie Indemnity Co. Class A	1,518	110
Kemper Corp.	2,725	106
BOK Financial Corp.	1,620	105
First Citizens BancShares Inc. Class A	452	101
Morningstar Inc.	1,142	96
* St. Joe Co.	3,901	75
Healthcare Trust of America Inc. Class A	6,386	72
Mercury General Corp.	1,533	69
CNA Financial Corp.	1,613	67
Brixmor Property Group Inc.	2,826	62
* Starwood Waypoint Residential Trust	2,297	62
Interactive Brokers Group Inc.	2,798	62
American National Insurance Co.	483	55
* TFS Financial Corp.	4,606	54
American Homes 4 Rent Class A	2,814	46
Artisan Partners Asset Management Inc. Class A	661	42
* Nationstar Mortgage Holdings Inc.	1,213	35
		207,416
Health Care (13.0%)
Johnson & Johnson	166,416	15,330
Pfizer Inc.	396,137	12,720
Merck & Co. Inc.	178,873	10,194
* Gilead Sciences Inc.	90,407	7,485
Amgen Inc.	44,392	5,506
Bristol-Myers Squibb Co.	97,358	5,235
* Biogen Idec Inc.	14,067	4,792
AbbVie Inc.	93,801	4,775
UnitedHealth Group Inc.	60,474	4,673
* Celgene Corp.	24,629	3,959
Abbott Laboratories	92,392	3,675
Medtronic Inc.	60,195	3,567
Eli Lilly & Co.	58,746	3,502
* Express Scripts Holding Co.	45,899	3,457
Thermo Fisher Scientific Inc.	23,251	2,896
McKesson Corp.	13,411	2,374
* Actavis plc	10,278	2,270
Baxter International Inc.	32,110	2,232
Allergan Inc.	17,458	2,217
* Alexion Pharmaceuticals Inc.	11,477	2,029
Covidien plc	27,902	2,008
Aetna Inc.	22,395	1,628
Stryker Corp.	19,730	1,583
* Regeneron Pharmaceuticals Inc.	4,725	1,571
* Forest Laboratories Inc.	15,874	1,549
WellPoint Inc.	16,637	1,507
Cardinal Health Inc.	20,304	1,452
Cigna Corp.	16,967	1,350
Becton Dickinson and Co.	11,444	1,319
* Illumina Inc.	7,467	1,281
* Mylan Inc.	22,546	1,253
Perrigo Co. plc	7,394	1,216
St. Jude Medical Inc.	16,849	1,134

9

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Vertex Pharmaceuticals Inc.	13,797	1,116
* Cerner Corp.	17,614	1,081
Humana Inc.	9,351	1,052
* Boston Scientific Corp.	79,485	1,041
* Intuitive Surgical Inc.	2,255	1,003
Zimmer Holdings Inc.	10,004	939
AmerisourceBergen Corp. Class A	13,713	930
Zoetis Inc.	29,465	914
* HCA Holdings Inc.	15,914	815
* DaVita HealthCare Partners Inc.	10,931	751
CR Bard Inc.	4,690	676
* BioMarin Pharmaceutical Inc.	8,305	673
* Endo Health Solutions Inc.	7,960	635
* Henry Schein Inc.	5,065	603
* Catamaran Corp.	12,125	547
* Varian Medical Systems Inc.	6,332	531
* CareFusion Corp.	12,338	500
* Laboratory Corp. of America Holdings	5,226	489
* Pharmacyclics Inc.	3,424	475
* Edwards Lifesciences Corp.	6,773	473
* Jazz Pharmaceuticals plc	2,984	453
Quest Diagnostics Inc.	8,519	452
Universal Health Services Inc. Class B	5,456	438
* Hospira Inc.	9,726	421
* IDEXX Laboratories Inc.	3,130	394
* Alkermes plc	8,041	391
* Incyte Corp. Ltd.	6,013	386
* Salix Pharmaceuticals Ltd.	3,551	383
DENTSPLY International Inc.	8,440	383
Omnicare Inc.	6,314	372
ResMed Inc.	8,367	368
* MEDNAX Inc.	5,948	362
Cooper Cos. Inc.	2,780	356
* Hologic Inc.	15,785	344
* Covance Inc.	3,289	341
* Seattle Genetics Inc.	5,990	315
* Medivation Inc.	4,370	314
* QIAGEN NV	13,746	306
* Cubist Pharmaceuticals Inc.	3,774	300
PerkinElmer Inc.	6,592	299
* Community Health Systems Inc.	6,662	277
* Tenet Healthcare Corp.	6,168	272
* United Therapeutics Corp.	2,668	271
Teleflex Inc.	2,471	252
* Mallinckrodt plc	3,400	230
* Sirona Dental Systems Inc.	3,191	225
Patterson Cos. Inc.	5,233	215
* Brookdale Senior Living Inc. Class A	5,892	198
* Allscripts Healthcare Solutions Inc.	10,576	196
Techne Corp.	2,119	188
* Alere Inc.	4,826	177
* Theravance Inc.	4,572	169
* Charles River Laboratories International Inc.	2,811	167
* Health Net Inc.	4,765	162
* VCA Antech Inc.	5,230	162
* Myriad Genetics Inc.	4,390	159
* LifePoint Hospitals Inc.	2,783	151
* Bio-Rad Laboratories Inc. Class A	1,140	148
* Bruker Corp.	6,497	148
Hill-Rom Holdings Inc.	3,594	136
* Envision Healthcare Holdings Inc.	2,878	97
* ARIAD Pharmaceuticals Inc.	10,582	92
* Quintiles Transnational Holdings Inc.	1,614	87
* Premier Inc. Class A	1,893	63

10

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Veeva Systems Inc. Class A	877	31
		148,634
Materials & Processing (4.2%)
EI du Pont de Nemours & Co.	54,560	3,635
Dow Chemical Co.	71,728	3,494
Monsanto Co.	31,572	3,474
Praxair Inc.	17,481	2,279
Precision Castparts Corp.	8,647	2,230
LyondellBasell Industries NV Class A	22,738	2,003
Freeport-McMoRan Copper & Gold Inc.	61,279	1,999
Ecolab Inc.	15,470	1,667
PPG Industries Inc.	8,394	1,661
Air Products & Chemicals Inc.	12,258	1,487
International Paper Co.	26,234	1,283
Sherwin-Williams Co.	5,160	1,034
Ingersoll-Rand plc	16,434	1,005
Nucor Corp.	18,785	944
CF Industries Holdings Inc.	3,511	881
Mosaic Co.	17,752	867
Fastenal Co.	17,539	828
Eastman Chemical Co.	9,186	803
Alcoa Inc.	63,220	742
Newmont Mining Corp.	29,113	677
Sigma-Aldrich Corp.	7,157	676
FMC Corp.	8,146	629
Vulcan Materials Co.	7,794	529
Celanese Corp. Class A	9,518	508
Ball Corp.	8,820	490
Masco Corp.	20,900	488
Rock-Tenn Co. Class A	4,213	470
* WR Grace & Co.	4,549	461
International Flavors & Fragrances Inc.	4,754	446
Ashland Inc.	4,683	442
Packaging Corp. of America	5,862	427
Airgas Inc.	3,905	421
Sealed Air Corp.	11,504	392
MeadWestvaco Corp.	10,389	389
Valspar Corp.	5,189	388
* Crown Holdings Inc.	8,472	381
Rockwood Holdings Inc.	4,414	348
Martin Marietta Materials Inc.	2,725	332
* Owens-Illinois Inc.	9,714	330
RPM International Inc.	7,789	326
* Owens Corning	7,035	322
Albemarle Corp.	4,870	321
Reliance Steel & Aluminum Co.	4,604	319
Timken Co.	5,116	309
Southern Copper Corp.	9,417	287
Lennox International Inc.	3,084	283
Huntsman Corp.	11,406	278
* Hexcel Corp.	5,985	269
Royal Gold Inc.	3,869	266
AptarGroup Inc.	3,872	256
Sonoco Products Co.	6,057	254
Eagle Materials Inc.	2,860	253
Bemis Co. Inc.	6,153	242
Steel Dynamics Inc.	12,982	226
Valmont Industries Inc.	1,513	220
Domtar Corp.	1,985	220
Cytec Industries Inc.	2,234	212
United States Steel Corp.	8,580	208
NewMarket Corp.	560	207
Cabot Corp.	3,822	207
Allegheny Technologies Inc.	6,363	202

11

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Cliffs Natural Resources Inc.	8,840	177
Compass Minerals International Inc.	2,061	176
Carpenter Technology Corp.	2,839	168
Westlake Chemical Corp.	1,175	157
Scotts Miracle-Gro Co. Class A	2,563	146
Silgan Holdings Inc.	2,683	129
* MRC Global Inc.	4,917	126
* Tahoe Resources Inc.	4,862	114
Greif Inc. Class A	1,903	95
* Armstrong World Industries Inc.	1,548	85
Kronos Worldwide Inc.	1,210	19
		48,619
Other (0.0%)
* Hilton Worldwide Holdings Inc.	1,600	36
* Santander Consumer USA Holdings Inc.	1,397	35
* EP Energy Corp. Class A	841	16
		87
Producer Durables (11.3%)
General Electric Co.	612,504	15,600
United Technologies Corp.	54,419	6,368
Boeing Co.	44,904	5,789
3M Co.	40,825	5,500
Union Pacific Corp.	27,744	5,004
Honeywell International Inc.	46,674	4,408
United Parcel Service Inc. Class B	42,915	4,110
Caterpillar Inc.	38,979	3,780
Accenture plc Class A	38,094	3,175
Emerson Electric Co.	42,580	2,779
Danaher Corp.	35,486	2,714
FedEx Corp.	18,739	2,498
Lockheed Martin Corp.	15,293	2,482
Automatic Data Processing Inc.	28,751	2,236
Eaton Corp. plc	27,985	2,091
Deere & Co.	22,986	1,975
General Dynamics Corp.	17,599	1,928
Raytheon Co.	19,270	1,887
Illinois Tool Works Inc.	21,027	1,735
Norfolk Southern Corp.	18,691	1,718
Delta Air Lines Inc.	50,775	1,686
CSX Corp.	60,256	1,670
Cummins Inc.	11,171	1,630
Northrop Grumman Corp.	13,067	1,581
PACCAR Inc.	20,988	1,382
Agilent Technologies Inc.	20,468	1,165
Waste Management Inc.	27,543	1,143
Parker Hannifin Corp.	8,834	1,065
Rockwell Automation Inc.	8,235	1,012
Pentair Ltd.	12,199	986
Dover Corp.	10,166	959
Southwest Airlines Co.	42,562	955
* United Continental Holdings Inc.	21,107	949
WW Grainger Inc.	3,493	891
Paychex Inc.	19,221	803
Stanley Black & Decker Inc.	9,612	798
Xerox Corp.	72,340	795
Roper Industries Inc.	5,843	792
AMETEK Inc.	14,405	767
Fluor Corp.	9,664	751
Flowserve Corp.	8,534	693
Rockwell Collins Inc.	8,102	669
Textron Inc.	16,494	655
Kansas City Southern	6,594	619
L-3 Communications Holdings Inc.	5,238	604
* Stericycle Inc.	5,095	581

12

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Trimble Navigation Ltd.	15,025	573
* Verisk Analytics Inc. Class A	8,990	573
Pall Corp.	6,616	569
* Waters Corp.	5,033	561
Republic Services Inc. Class A	15,891	542
TransDigm Group Inc.	3,006	535
Chicago Bridge & Iron Co. NV	5,872	494
* United Rentals Inc.	5,508	487
* B/E Aerospace Inc.	5,758	485
Expeditors International of Washington Inc.	12,104	478
* Jacobs Engineering Group Inc.	7,815	474
CH Robinson Worldwide Inc.	8,933	463
* IHS Inc. Class A	3,794	455
Wabtec Corp.	5,621	446
* Colfax Corp.	6,260	445
* Mettler-Toledo International Inc.	1,773	436
Xylem Inc.	11,037	434
* Quanta Services Inc.	12,281	432
* American Airlines Group Inc.	11,610	429
Towers Watson & Co. Class A	3,859	421
Hubbell Inc. Class B	3,479	416
JB Hunt Transport Services Inc.	5,478	394
Snap-on Inc.	3,483	391
Lincoln Electric Holdings Inc.	4,983	374
IDEX Corp.	4,955	372
Donaldson Co. Inc.	8,674	372
Alaska Air Group Inc.	4,238	367
Cintas Corp.	6,016	365
Manpowergroup Inc.	4,492	351
Joy Global Inc.	6,341	349
Trinity Industries Inc.	4,782	343
* Kirby Corp.	3,272	342
Robert Half International Inc.	8,172	335
ADT Corp.	10,765	331
* Allegion plc	5,911	321
Waste Connections Inc.	7,295	316
Pitney Bowes Inc.	11,887	303
SPX Corp.	2,799	301
Oshkosh Corp.	5,172	299
AGCO Corp.	5,666	297
Huntington Ingalls Industries Inc.	2,924	296
Terex Corp.	6,642	296
Avery Dennison Corp.	5,898	294
Carlisle Cos. Inc.	3,700	293
Graco Inc.	3,683	287
FLIR Systems Inc.	8,384	286
Nordson Corp.	3,875	283
Iron Mountain Inc.	10,072	274
Alliant Techsystems Inc.	1,963	265
* Genesee & Wyoming Inc. Class A	2,640	261
Copa Holdings SA Class A	1,900	257
* Copart Inc.	6,605	241
KBR Inc.	8,680	240
Manitowoc Co. Inc.	7,700	238
MSC Industrial Direct Co. Inc. Class A	2,750	237
Toro Co.	3,496	232
* WESCO International Inc.	2,659	229
ITT Corp.	5,214	229
Ryder System Inc.	3,037	229
AO Smith Corp.	4,600	229
Exelis Inc.	11,123	227
* Old Dominion Freight Line Inc.	4,172	222
Babcock & Wilcox Co.	6,673	220
RR Donnelley & Sons Co.	11,426	219

13

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
URS Corp.	4,571	213
Crane Co.	2,900	207
Triumph Group Inc.	3,155	206
* Zebra Technologies Corp.	2,949	203
* Spirit Aerosystems Holdings Inc. Class A	7,031	203
Kennametal Inc.	4,584	201
* AECOM Technology Corp.	6,151	196
Regal-Beloit Corp.	2,582	190
GATX Corp.	2,705	176
National Instruments Corp.	5,773	167
* Clean Harbors Inc.	3,496	165
* Genpact Ltd.	9,894	165
Lexmark International Inc. Class A	3,764	159
Landstar System Inc.	2,666	154
Air Lease Corp. Class A	4,071	150
Tidewater Inc.	3,002	146
Teekay Corp.	2,171	130
* Navistar International Corp.	3,374	127
Con-way Inc.	3,265	125
Harsco Corp.	4,780	120
Rollins Inc.	3,837	115
Covanta Holding Corp.	6,299	113
* HD Supply Holdings Inc.	3,711	86
Allison Transmission Holdings Inc.	2,035	61
Booz Allen Hamilton Holding Corp. Class A	1,726	36
		129,947
Technology (15.6%)
Apple Inc.	55,599	29,258
* Google Inc. Class A	15,966	19,409
Microsoft Corp.	494,645	18,950
International Business Machines Corp.	61,615	11,409
Oracle Corp.	210,291	8,224
QUALCOMM Inc.	102,383	7,708
Intel Corp.	294,423	7,290
* Facebook Inc. Class A	100,934	6,910
Cisco Systems Inc.	316,616	6,902
Hewlett-Packard Co.	115,185	3,442
EMC Corp.	124,504	3,283
Texas Instruments Inc.	65,729	2,955
* Salesforce.com Inc.	34,900	2,177
* Yahoo! Inc.	52,892	2,045
* Adobe Systems Inc.	29,704	2,038
* Cognizant Technology Solutions Corp. Class A	17,834	1,856
Corning Inc.	82,413	1,588
* Crown Castle International Corp.	19,723	1,497
* Micron Technology Inc.	60,729	1,469
Intuit Inc.	17,668	1,381
Applied Materials Inc.	70,841	1,343
* LinkedIn Corp. Class A	5,706	1,164
Western Digital Corp.	12,602	1,096
Broadcom Corp. Class A	33,744	1,003
SanDisk Corp.	13,397	995
Analog Devices Inc.	18,235	927
Avago Technologies Ltd. Class A	14,519	896
Motorola Solutions Inc.	13,376	885
Symantec Corp.	41,210	885
Amphenol Corp. Class A	9,507	837
Xilinx Inc.	15,707	820
NetApp Inc.	20,114	813
* Juniper Networks Inc.	29,953	801
* SBA Communications Corp. Class A	7,572	721
* Autodesk Inc.	13,357	701
Altera Corp.	18,983	689
* Citrix Systems Inc.	11,079	665

14

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Red Hat Inc.	11,190	660
	CA Inc.	19,401	650
*	Akamai Technologies Inc.	10,616	649
	KLA-Tencor Corp.	9,898	645
	Linear Technology Corp.	13,719	643
*	Splunk Inc.	6,758	627
	NVIDIA Corp.	33,854	622
	Computer Sciences Corp.	8,934	565
	Maxim Integrated Products Inc.	17,095	559
*	Equinix Inc.	2,824	536
	Microchip Technology Inc.	11,569	527
*	F5 Networks Inc.	4,630	520
*	Electronic Arts Inc.	17,801	509
*	Lam Research Corp.	9,640	499
*	VMware Inc. Class A	5,162	496
	Harris Corp.	6,509	480
*	ANSYS Inc.	5,592	467
*,^	3D Systems Corp.	6,004	456
*	Teradata Corp.	9,558	439
*	Cree Inc.	6,997	430
*	VeriSign Inc.	7,769	428
	Amdocs Ltd.	9,497	422
*	Skyworks Solutions Inc.	11,189	397
*	Gartner Inc.	5,588	389
*	Synopsys Inc.	9,059	366
	LSI Corp.	32,223	357
*	Arrow Electronics Inc.	6,282	356
	Marvell Technology Group Ltd.	23,188	355
	Avnet Inc.	8,105	353
*	Concur Technologies Inc.	2,750	339
	IAC/InterActiveCorp	4,354	338
*	NCR Corp.	9,648	328
*	ServiceNow Inc.	4,582	312
	Activision Blizzard Inc.	15,647	303
	Solera Holdings Inc.	4,141	283
*	Informatica Corp.	6,438	268
*	Twitter Inc.	4,836	266
*	MICROS Systems Inc.	4,728	262
*	Ingram Micro Inc.	8,896	262
*	Workday Inc. Class A	2,352	259
*	Stratasys Ltd.	2,016	256
*	Cadence Design Systems Inc.	16,587	254
*	Brocade Communications Systems Inc.	26,084	250
*	ON Semiconductor Corp.	26,599	248
*	Rackspace Hosting Inc.	6,745	248
*	NetSuite Inc.	2,108	243
*	Nuance Communications Inc.	15,379	235
*	Teradyne Inc.	11,267	228
	Jabil Circuit Inc.	11,982	222
*	Riverbed Technology Inc.	9,663	215
*	TIBCO Software Inc.	9,724	212
*	Atmel Corp.	25,349	204
*	Groupon Inc. Class A	24,578	204
*	AOL Inc.	4,485	196
	DST Systems Inc.	2,048	192
*	JDS Uniphase Corp.	13,773	190
	Leidos Holdings Inc.	4,226	189
*	VeriFone Systems Inc.	6,480	188
*	Fortinet Inc.	7,988	185
*	SolarWinds Inc.	3,878	179
*	Zynga Inc. Class A	33,748	171
*	Rovi Corp.	6,010	149
*	IPG Photonics Corp.	2,017	145
	Diebold Inc.	3,813	143

15

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* NeuStar Inc. Class A	3,960	142
Compuware Corp.	12,335	135
* Palo Alto Networks Inc.	1,889	134
* Silicon Laboratories Inc.	2,575	134
* Advanced Micro Devices Inc.	34,740	129
* Tech Data Corp.	2,225	128
* EchoStar Corp. Class A	2,462	123
Vishay Intertechnology Inc.	7,845	111
* Dolby Laboratories Inc. Class A	2,672	110
* Polycom Inc.	8,074	108
* Fairchild Semiconductor International Inc. Class A	7,573	107
* FireEye Inc.	1,121	96
Science Applications International Corp.	2,508	94
* Freescale Semiconductor Ltd.	3,974	90
* CommScope Holding Co. Inc.	2,437	59
* Tableau Software Inc. Class A	589	56
CDW Corp.	1,483	39
AVX Corp.	2,513	32
		179,427
Utilities (5.2%)†
Verizon Communications Inc.	244,498	11,633
AT&T Inc.	318,733	10,177
Duke Energy Corp.	41,889	2,969
Dominion Resources Inc.	34,150	2,370
NextEra Energy Inc.	25,204	2,303
Southern Co.	51,600	2,185
Exelon Corp.	50,500	1,536
American Electric Power Co. Inc.	28,878	1,450
Sempra Energy	14,502	1,370
PPL Corp.	37,258	1,203
PG&E Corp.	26,100	1,150
CenturyLink Inc.	35,915	1,123
Public Service Enterprise Group Inc.	29,944	1,098
Edison International	19,296	1,011
Consolidated Edison Inc.	17,444	978
Xcel Energy Inc.	29,381	890
Northeast Utilities	18,650	829
FirstEnergy Corp.	24,765	762
DTE Energy Co.	10,399	746
Entergy Corp.	10,594	676
NiSource Inc.	18,459	643
CenterPoint Energy Inc.	25,391	600
Wisconsin Energy Corp.	13,441	591
Ameren Corp.	14,394	582
NRG Energy Inc.	19,103	555
AES Corp.	36,393	497
American Water Works Co. Inc.	10,410	467
CMS Energy Corp.	15,827	450
* Sprint Corp.	49,839	436
OGE Energy Corp.	11,651	419
* Calpine Corp.	21,666	413
SCANA Corp.	8,233	408
MDU Resources Group Inc.	11,051	375
Alliant Energy Corp.	6,650	361
Pinnacle West Capital Corp.	6,464	360
* Level 3 Communications Inc.	9,580	353
Energen Corp.	4,364	351
* T-Mobile US Inc.	11,171	341
AGL Resources Inc.	6,953	327
National Fuel Gas Co.	4,267	321
ITC Holdings Corp.	3,078	316
UGI Corp.	6,743	301
Pepco Holdings Inc.	14,565	297
Frontier Communications Corp.	58,866	287

16

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2014

					Market
					Value
				Shares	($000)
	Windstream Holdings Inc.			34,940	280
	Atmos Energy Corp.			5,882	271
	Integrys Energy Group Inc.			4,598	263
	Aqua America Inc.			10,375	261
	Westar Energy Inc. Class A			7,437	254
*	tw telecom inc Class A			8,272	253
	Questar Corp.			10,412	247
	Great Plains Energy Inc.			9,182	241
	TECO Energy Inc.			12,859	216
	Vectren Corp.			4,921	189
	Hawaiian Electric Industries Inc.			5,790	147
	Telephone & Data Systems Inc.			5,610	128
*	ONE Gas Inc.			3,058	104
	United States Cellular Corp.			707	26
*	Intelsat SA			1,163	23

					59,413

Total Common Stocks (Cost $885,290)					1,138,629

		Coupon

Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund	0.130%		914,821	915

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.062%	4/21/14	100	100
4,5	Federal Home Loan Bank Discount Notes	0.075%	5/21/14	1,000	999
4,5	Federal Home Loan Bank Discount Notes	0.110%	7/16/14	100	100

					1,199

Total Temporary Cash Investments (Cost $2,115)					2,114

Total Investments (99.4%) (Cost $887,405)					1,140,743
Other Assets and Liabilities—Net (0.6%),3					7,008
Net Assets (100%)					1,147,751

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $164,000.
† “Other” represents securities that are not classified by fund’s benchmark index.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $169,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

17

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)

Common Stocks (99.8%)[1]
Consumer Discretionary (7.2%)
	Walt Disney Co.	189,386	15,304
	Time Warner Inc.	126,015	8,459
*	General Motors Co.	167,986	6,081
	Wal-Mart Stores Inc.	73,464	5,488
	Ford Motor Co.	338,763	5,214
	Johnson Controls Inc.	92,888	4,589
	Twenty-First Century Fox Inc. Class A	70,749	2,373
	Carnival Corp.	56,821	2,253
*	Liberty Interactive Corp. Class A	66,255	1,935
*	Liberty Media Corp. Class A	12,874	1,766
	Kohl's Corp.	29,820	1,676
	McGraw Hill Financial Inc.	19,502	1,554
	Whirlpool Corp.	9,952	1,439
*	MGM Resorts International	50,275	1,385
	Starwood Hotels & Resorts Worldwide Inc.	15,159	1,250
	Staples Inc.	89,471	1,216
*	TRW Automotive Holdings Corp.	14,716	1,211
	Nielsen Holdings NV	25,322	1,199
	Target Corp.	18,789	1,175
	Royal Caribbean Cruises Ltd.	22,190	1,174
*	Mohawk Industries Inc.	8,168	1,156
	Lennar Corp. Class A	22,032	967
	Harman International Industries Inc.	9,211	965
	Signet Jewelers Ltd.	9,927	948
	DR Horton Inc.	37,768	928
	Gannett Co. Inc.	30,444	906
*	Toll Brothers Inc.	22,729	887
	Garmin Ltd.	16,323	876
	Comcast Corp. Class A	15,764	815
*	Sirius XM Holdings Inc.	216,299	781
	Lear Corp.	9,517	773
	Foot Locker Inc.	17,910	747
	Best Buy Co. Inc.	26,683	711
	Macy's Inc.	11,825	684
*	Liberty Global plc Class A	7,852	680
	Leggett & Platt Inc.	19,589	628
	GameStop Corp. Class A	15,849	591
	Interpublic Group of Cos. Inc.	32,163	570
	Comcast Corp.	11,200	559
	Newell Rubbermaid Inc.	16,819	540
	CBS Corp. Class B	6,844	459
*	Apollo Education Group Inc.	13,117	437
	Graham Holdings Co. Class B	582	418
	Wendy's Co.	38,831	372
	Abercrombie & Fitch Co.	9,385	372
	John Wiley & Sons Inc. Class A	6,230	362
	DeVry Education Group Inc.	8,576	360
*	News Corp. Class A	17,784	326
*	Hyatt Hotels Corp. Class A	6,176	322
	Darden Restaurants Inc.	6,036	308
*	DreamWorks Animation SKG Inc. Class A	10,018	300
	Aaron's Inc.	8,941	275
	CST Brands Inc.	8,355	272
*	Ascena Retail Group Inc.	14,859	272
	Gentex Corp.	8,557	268
*	Murphy USA Inc.	6,521	264
*	Sears Holdings Corp.	5,903	264
	Guess? Inc.	8,282	251
*,^	JC Penney Co. Inc.	30,023	219
	KAR Auction Services Inc.	6,941	216
	Choice Hotels International Inc.	3,888	190

18

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Deckers Outdoor Corp.	2,511	187
Marriott International Inc. Class A	3,421	185
* Big Lots Inc.	6,080	180
PVH Corp.	1,233	156
Regal Entertainment Group Class A	7,872	145
American Eagle Outfitters Inc.	8,695	126
Fortune Brands Home & Security Inc.	2,530	118
* NVR Inc.	98	117
Hasbro Inc.	2,112	116
* Penn National Gaming Inc.	8,342	107
Service Corp. International	5,719	107
Dillard's Inc. Class A	1,102	102
AMERCO	414	96
Genuine Parts Co.	1,070	94
* Starz	1,640	52
* zulily Inc. Class A	725	50
Coty Inc. Class A	2,388	35
Weight Watchers International Inc.	1,606	34
DSW Inc. Class A	696	27
Chico's FAS Inc.	1,099	18
* Taylor Morrison Home Corp. Class A	433	11
* Norwegian Cruise Line Holdings Ltd.	112	4
		91,047
Consumer Staples (5.4%)
Procter & Gamble Co.	370,348	29,132
CVS Caremark Corp.	146,327	10,702
Mondelez International Inc. Class A	241,166	8,207
Archer-Daniels-Midland Co.	82,425	3,346
Walgreen Co.	31,425	2,135
Sysco Corp.	52,730	1,899
Beam Inc.	21,735	1,803
Bunge Ltd.	19,783	1,575
Tyson Foods Inc. Class A	37,767	1,490
JM Smucker Co.	12,625	1,263
Safeway Inc.	30,296	1,135
Molson Coors Brewing Co. Class B	19,006	1,080
Kimberly-Clark Corp.	8,401	927
Energizer Holdings Inc.	8,277	806
Ingredion Inc.	9,421	620
Reynolds American Inc.	10,616	540
Campbell Soup Co.	8,068	349
Clorox Co.	2,986	261
Dean Foods Co.	13,148	194
Kellogg Co.	2,576	156
ConAgra Foods Inc.	3,907	111
* Constellation Brands Inc. Class A	1,133	92
Pinnacle Foods Inc.	1,824	52
* Sprouts Farmers Market Inc.	745	29
		67,904
Energy (14.4%)
Exxon Mobil Corp.	600,393	57,800
Chevron Corp.	261,946	30,210
ConocoPhillips	165,220	10,987
Occidental Petroleum Corp.	108,936	10,515
Phillips 66	79,295	5,936
Anadarko Petroleum Corp.	63,871	5,375
National Oilwell Varco Inc.	57,915	4,462
Apache Corp.	52,779	4,185
Valero Energy Corp.	73,838	3,543
Devon Energy Corp.	54,977	3,542
Baker Hughes Inc.	55,676	3,523
Marathon Petroleum Corp.	40,494	3,402
Spectra Energy Corp.	90,600	3,378
Hess Corp.	41,552	3,325

19

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
	Marathon Oil Corp.	95,850	3,211
	Noble Energy Inc.	42,186	2,901
	Chesapeake Energy Corp.	78,541	2,035
	Williams Cos. Inc.	41,408	1,710
	Murphy Oil Corp.	25,684	1,525
	Cimarex Energy Co.	11,848	1,371
	Helmerich & Payne Inc.	12,873	1,271
	HollyFrontier Corp.	27,427	1,250
	CONSOL Energy Inc.	30,876	1,238
*	Whiting Petroleum Corp.	14,824	1,019
	Pioneer Natural Resources Co.	4,796	965
	Tesoro Corp.	18,517	945
	Nabors Industries Ltd.	39,941	919
	Denbury Resources Inc.	49,667	813
*	Oil States International Inc.	7,443	706
*	Cameron International Corp.	11,013	705
	Superior Energy Services Inc.	22,096	654
	Peabody Energy Corp.	36,397	639
	QEP Resources Inc.	21,878	633
*	Rowan Cos. plc Class A	17,070	569
	Patterson-UTI Energy Inc.	19,452	566
*	First Solar Inc.	9,413	537
*	Ultra Petroleum Corp.	20,447	514
*	Newfield Exploration Co.	17,713	499
*	WPX Energy Inc.	26,356	464
	EOG Resources Inc.	2,284	433
	Diamond Offshore Drilling Inc.	9,059	428
*,^	SandRidge Energy Inc.	66,036	426
*	Unit Corp.	6,623	407
	World Fuel Services Corp.	7,970	359
*	Atwood Oceanics Inc.	6,294	298
*	McDermott International Inc.	33,518	279
	Kinder Morgan Inc.	7,641	243
	Golar LNG Ltd.	6,193	227
	EQT Corp.	1,624	166
*	Antero Resources Corp.	2,740	165
*	Gulfport Energy Corp.	2,333	154
	ONEOK Inc.	1,615	96
	PBF Energy Inc. Class A	2,990	75
	Frank's International NV	2,371	56
*	Cobalt International Energy Inc.	2,698	52
	RPC Inc.	1,452	27
*	Laredo Petroleum Inc.	525	14
			181,747
Financial Services (28.9%)
	Wells Fargo & Co.	652,406	30,285
	JPMorgan Chase & Co.	510,776	29,022
*	Berkshire Hathaway Inc. Class B	243,177	28,155
	Bank of America Corp.	1,455,760	24,064
	Citigroup Inc.	411,241	19,999
	Goldman Sachs Group Inc.	61,977	10,316
	US Bancorp	249,968	10,284
	American International Group Inc.	199,581	9,933
	Morgan Stanley	205,820	6,339
	MetLife Inc.	120,893	6,126
	PNC Financial Services Group Inc.	71,568	5,853
	Capital One Financial Corp.	78,753	5,783
	Bank of New York Mellon Corp.	156,387	5,004
	ACE Ltd.	45,939	4,496
	Aflac Inc.	62,767	4,022
	State Street Corp.	58,233	3,824
	Discover Financial Services	66,275	3,803
	BB&T Corp.	94,954	3,589
	BlackRock Inc.	11,453	3,491

20

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Allstate Corp.	63,425	3,441
Charles Schwab Corp.	128,399	3,404
Prudential Financial Inc.	38,453	3,252
CME Group Inc.	43,021	3,176
Travelers Cos. Inc.	34,949	2,930
Equity Residential	48,602	2,842
Prologis Inc.	67,209	2,768
SunTrust Banks Inc.	72,848	2,745
Chubb Corp.	29,995	2,624
Fifth Third Bancorp	118,020	2,560
HCP Inc.	61,504	2,385
Health Care REIT Inc.	38,609	2,268
AvalonBay Communities Inc.	17,388	2,243
Hartford Financial Services Group Inc.	61,802	2,175
Boston Properties Inc.	18,680	2,100
Invesco Ltd.	60,256	2,067
Regions Financial Corp.	191,921	2,042
Ameriprise Financial Inc.	18,675	2,035
M&T Bank Corp.	17,323	2,020
Fidelity National Information Services Inc.	35,940	1,999
Host Hotels & Resorts Inc.	101,207	1,991
Northern Trust Corp.	32,065	1,983
Vornado Realty Trust	20,265	1,951
Lincoln National Corp.	36,602	1,835
Principal Financial Group Inc.	39,975	1,813
Thomson Reuters Corp.	50,860	1,747
Simon Property Group Inc.	10,679	1,722
General Growth Properties Inc.	76,062	1,675
Loews Corp.	37,921	1,649
KeyCorp	123,415	1,625
Annaly Capital Management Inc.	127,915	1,430
SLM Corp.	59,595	1,427
Ventas Inc.	21,845	1,364
CIT Group Inc.	27,144	1,321
Unum Group	35,997	1,252
Kimco Realty Corp.	55,264	1,230
Realty Income Corp.	27,594	1,226
SL Green Realty Corp.	12,295	1,221
Comerica Inc.	25,282	1,218
XL Group plc Class A	39,403	1,198
Marsh & McLennan Cos. Inc.	24,811	1,195
IntercontinentalExchange Group Inc.	5,604	1,170
Fidelity National Financial Inc. Class A	33,913	1,121
Macerich Co.	18,357	1,104
Huntington Bancshares Inc.	113,475	1,081
American Capital Agency Corp.	48,046	1,071
* Markel Corp.	1,842	1,065
TD Ameritrade Holding Corp.	31,748	1,061
* Genworth Financial Inc. Class A	66,859	1,039
Cincinnati Financial Corp.	22,089	1,036
Everest Re Group Ltd.	6,737	1,005
Torchmark Corp.	12,599	977
Leucadia National Corp.	34,802	972
* Arch Capital Group Ltd.	17,095	959
New York Community Bancorp Inc.	59,905	957
* E*TRADE Financial Corp.	38,711	870
Raymond James Financial Inc.	16,348	863
* Alleghany Corp.	2,231	860
UDR Inc.	33,299	859
Essex Property Trust Inc.	5,132	858
Aon plc	9,480	811
First Republic Bank	15,540	808
Camden Property Trust	11,649	777
Zions Bancorporation	24,761	773

21

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Signature Bank	5,803	760
* SVB Financial Group	6,004	756
Reinsurance Group of America Inc. Class A	9,803	755
* Howard Hughes Corp.	5,307	733
Duke Realty Corp.	43,463	730
PartnerRe Ltd.	7,355	727
Jones Lang LaSalle Inc.	5,874	724
Ares Capital Corp.	39,468	712
Alexandria Real Estate Equities Inc.	9,650	699
Legg Mason Inc.	15,177	698
Extra Space Storage Inc.	14,082	691
Mid-America Apartment Communities Inc.	10,129	685
Hudson City Bancorp Inc.	71,552	680
East West Bancorp Inc.	19,016	679
Liberty Property Trust	17,608	674
DDR Corp.	40,243	669
BRE Properties Inc.	10,706	661
Kilroy Realty Corp.	11,159	642
Assurant Inc.	9,618	631
Starwood Property Trust Inc.	26,163	628
WR Berkley Corp.	14,797	610
HCC Insurance Holdings Inc.	13,629	598
People's United Financial Inc.	42,094	596
NASDAQ OMX Group Inc.	15,273	586
* American Capital Ltd.	37,676	586
National Retail Properties Inc.	15,533	557
Old Republic International Corp.	35,332	550
Assured Guaranty Ltd.	22,114	543
Protective Life Corp.	10,297	537
Senior Housing Properties Trust	24,010	535
BioMed Realty Trust Inc.	25,872	535
Hospitality Properties Trust	20,039	531
RenaissanceRe Holdings Ltd.	5,545	530
Cullen/Frost Bankers Inc.	6,983	521
American Campus Communities Inc.	13,890	513
WP Carey Inc.	8,050	511
Douglas Emmett Inc.	18,908	509
American Financial Group Inc.	8,880	508
White Mountains Insurance Group Ltd.	866	502
Two Harbors Investment Corp.	48,149	500
Gaming and Leisure Properties Inc.	12,961	494
Axis Capital Holdings Ltd.	11,210	493
City National Corp.	6,580	492
Weingarten Realty Investors	16,081	490
Taubman Centers Inc.	6,873	484
Commerce Bancshares Inc.	10,568	472
Synovus Financial Corp.	129,664	451
Home Properties Inc.	7,552	445
Chimera Investment Corp.	137,534	439
CommonWealth REIT	16,047	436
Spirit Realty Capital Inc.	39,703	434
Validus Holdings Ltd.	11,509	424
First Niagara Financial Group Inc.	45,981	417
* CoreLogic Inc.	12,592	411
* Forest City Enterprises Inc. Class A	21,027	410
* MSCI Inc. Class A	9,298	406
* Popular Inc.	13,761	393
StanCorp Financial Group Inc.	5,915	391
First Horizon National Corp.	32,357	387
Piedmont Office Realty Trust Inc. Class A	22,408	387
CapitalSource Inc.	26,237	386
MFA Financial Inc.	48,476	381
Progressive Corp.	15,519	380
ProAssurance Corp.	8,357	380

22

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Associated Banc-Corp	22,345	373
Regency Centers Corp.	7,210	366
ING US Inc.	10,050	361
Post Properties Inc.	7,361	357
Bank of Hawaii Corp.	6,103	357
TCF Financial Corp.	22,062	356
Federal Realty Investment Trust	3,078	343
Aspen Insurance Holdings Ltd.	8,878	333
Corporate Office Properties Trust	12,139	324
Fulton Financial Corp.	26,160	322
Allied World Assurance Co. Holdings AG	3,196	319
Washington Federal Inc.	14,208	319
Brandywine Realty Trust	21,422	314
BankUnited Inc.	8,864	297
Valley National Bancorp	27,607	278
Apartment Investment & Management Co. Class A	9,243	276
* MBIA Inc.	19,903	270
CBL & Associates Properties Inc.	15,124	269
Brown & Brown Inc.	8,782	264
Retail Properties of America Inc.	18,801	262
Kemper Corp.	6,587	255
Mack-Cali Realty Corp.	11,145	248
Hatteras Financial Corp.	12,527	247
Hanover Insurance Group Inc.	4,138	243
BOK Financial Corp.	3,741	242
First Citizens BancShares Inc.Class A	1,069	240
Public Storage	1,314	222
Digital Realty Trust Inc.	4,036	219
Corrections Corp. of America	6,148	205
Endurance Specialty Holdings Ltd.	3,757	196
Healthcare Trust of America Inc. Class A	13,708	154
Mercury General Corp.	3,296	149
* St. Joe Co.	7,619	147
* Starwood Waypoint Residential Trust	5,233	142
* TFS Financial Corp.	11,992	142
Total System Services Inc.	4,564	139
CNA Financial Corp.	3,320	138
Interactive Brokers Group Inc.	5,663	126
Brixmor Property Group Inc.	5,187	115
Equity Lifestyle Properties Inc.	2,836	114
American National Insurance Co.	930	106
Federated Investors Inc. Class B	3,072	84
American Homes 4 Rent Class A	5,067	83
* Realogy Holdings Corp.	1,625	77
LPL Financial Holdings Inc.	1,411	76
Artisan Partners Asset Management Inc. Class A	948	60
Dun & Bradstreet Corp.	315	31
SEI Investments Co.	894	30
		365,299
Health Care (13.4%)
Johnson & Johnson	330,329	30,430
Pfizer Inc.	903,751	29,019
Merck & Co. Inc.	408,065	23,256
UnitedHealth Group Inc.	137,841	10,651
Abbott Laboratories	210,697	8,382
Medtronic Inc.	137,312	8,137
Thermo Fisher Scientific Inc.	52,867	6,584
Eli Lilly & Co.	104,872	6,251
Covidien plc	63,475	4,567
* Forest Laboratories Inc.	36,044	3,517
WellPoint Inc.	38,078	3,449
Cardinal Health Inc.	46,449	3,323
Cigna Corp.	36,145	2,877
Aetna Inc.	37,712	2,742

23

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Humana Inc.	21,327	2,398
* Boston Scientific Corp.	182,280	2,388
Zimmer Holdings Inc.	21,390	2,007
* HCA Holdings Inc.	33,339	1,707
Bristol-Myers Squibb Co.	30,636	1,647
Stryker Corp.	18,867	1,514
* CareFusion Corp.	28,109	1,139
* Express Scripts Holding Co.	13,149	990
Quest Diagnostics Inc.	18,639	988
* Hospira Inc.	22,668	981
St. Jude Medical Inc.	13,781	928
Omnicare Inc.	14,041	827
* QIAGEN NV	31,415	699
PerkinElmer Inc.	15,385	697
DENTSPLY International Inc.	14,032	637
* Hologic Inc.	26,213	571
Teleflex Inc.	5,545	566
* Mallinckrodt plc	7,796	528
* Community Health Systems Inc.	11,497	477
* Allscripts Healthcare Solutions Inc.	23,737	441
* Alere Inc.	10,918	401
* VCA Antech Inc.	12,046	373
* Health Net Inc.	10,677	364
* Bio-Rad Laboratories Inc. Class A	2,716	352
* LifePoint Hospitals Inc.	6,406	348
Universal Health Services Inc. Class B	4,025	323
Hill-Rom Holdings Inc.	8,074	305
* MEDNAX Inc.	4,748	289
Techne Corp.	2,744	244
* Charles River Laboratories International Inc.	3,934	234
Cooper Cos. Inc.	1,755	225
* Quintiles Transnational Holdings Inc.	1,908	103
* Envision Healthcare Holdings Inc.	2,122	71
* Premier Inc. Class A	1,529	51
Patterson Cos. Inc.	1,070	44
* Veeva Systems Inc. Class A	710	25
		169,067
Materials & Processing (3.1%)
Dow Chemical Co.	142,033	6,918
Freeport-McMoRan Copper & Gold Inc.	139,788	4,560
Air Products & Chemicals Inc.	28,052	3,403
Nucor Corp.	43,017	2,161
CF Industries Holdings Inc.	8,052	2,020
Mosaic Co.	40,887	1,998
Alcoa Inc.	143,882	1,689
Newmont Mining Corp.	65,990	1,535
Vulcan Materials Co.	17,371	1,180
Ashland Inc.	10,584	999
MeadWestvaco Corp.	23,478	879
* Owens Corning	16,217	742
Timken Co.	11,717	707
Reliance Steel & Aluminum Co.	10,199	707
Ingersoll-Rand plc	10,782	659
Huntsman Corp.	26,268	640
Sonoco Products Co.	14,071	591
Steel Dynamics Inc.	30,308	529
Domtar Corp.	4,432	491
Cabot Corp.	8,636	468
Cytec Industries Inc.	4,840	458
United States Steel Corp.	18,905	458
Allegheny Technologies Inc.	14,296	454
Royal Gold Inc.	6,564	451
Albemarle Corp.	6,613	436
International Paper Co.	8,424	412

24

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Cliffs Natural Resources Inc.	20,044	401
Carpenter Technology Corp.	6,146	363
PPG Industries Inc.	1,762	349
* Owens-Illinois Inc.	9,194	312
Bemis Co. Inc.	7,866	309
Rock-Tenn Co. Class A	2,638	294
* Tahoe Resources Inc.	10,762	252
Rockwood Holdings Inc.	2,621	207
Greif Inc. Class A	3,689	185
* MRC Global Inc.	6,847	176
AptarGroup Inc.	2,459	163
* WR Grace & Co.	1,278	129
* Crown Holdings Inc.	2,645	119
Sigma-Aldrich Corp.	868	82
RPM International Inc.	1,089	46
Westlake Chemical Corp.	320	43
Kronos Worldwide Inc.	2,616	40
		39,015
Producer Durables (10.5%)
General Electric Co.	1,396,241	35,562
Caterpillar Inc.	72,816	7,061
FedEx Corp.	42,840	5,712
Danaher Corp.	64,588	4,940
Eaton Corp. plc	64,077	4,787
General Dynamics Corp.	40,384	4,424
Raytheon Co.	43,933	4,302
Northrop Grumman Corp.	30,111	3,644
Norfolk Southern Corp.	34,788	3,197
PACCAR Inc.	41,658	2,743
Illinois Tool Works Inc.	30,201	2,492
Parker Hannifin Corp.	20,243	2,440
Waste Management Inc.	57,861	2,401
Agilent Technologies Inc.	41,556	2,366
Pentair Ltd.	27,420	2,216
Delta Air Lines Inc.	63,193	2,099
Southwest Airlines Co.	86,215	1,935
3M Co.	14,332	1,931
CSX Corp.	69,496	1,926
Xerox Corp.	166,867	1,834
Stanley Black & Decker Inc.	19,900	1,653
Emerson Electric Co.	24,375	1,591
Textron Inc.	37,556	1,491
L-3 Communications Holdings Inc.	12,175	1,405
Republic Services Inc. Class A	36,491	1,245
* Jacobs Engineering Group Inc.	17,710	1,074
Towers Watson & Co. Class A	8,681	947
Xylem Inc.	23,241	915
United Technologies Corp.	7,701	901
Manpowergroup Inc.	10,696	836
* Quanta Services Inc.	22,493	792
Trinity Industries Inc.	10,906	783
Joy Global Inc.	14,217	782
Snap-on Inc.	6,866	770
ADT Corp.	24,679	758
Oshkosh Corp.	12,141	702
AGCO Corp.	13,075	686
SPX Corp.	6,361	685
Terex Corp.	15,285	681
Fluor Corp.	8,758	680
Cummins Inc.	4,595	671
Carlisle Cos. Inc.	8,292	658
Alliant Techsystems Inc.	4,445	599
Cintas Corp.	9,757	592
Dover Corp.	5,993	565

25

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
KBR Inc.	19,989	552
Ryder System Inc.	6,823	514
Exelis Inc.	24,833	507
* WESCO International Inc.	5,861	505
URS Corp.	10,471	487
Kennametal Inc.	10,402	455
Avery Dennison Corp.	9,120	454
Regal-Beloit Corp.	6,072	447
* Zebra Technologies Corp.	6,359	439
GATX Corp.	6,218	404
* American Airlines Group Inc.	10,922	403
* AECOM Technology Corp.	12,440	397
* Spirit Aerosystems Holdings Inc. Class A	13,682	394
Pitney Bowes Inc.	15,340	390
Lexmark International Inc. Class A	8,552	360
Air Lease Corp. Class A	9,706	359
Triumph Group Inc.	5,459	356
Tidewater Inc.	6,639	323
* Kirby Corp.	3,086	323
* Genesee & Wyoming Inc. Class A	3,173	314
Teekay Corp.	5,031	301
AO Smith Corp.	5,936	295
Covanta Holding Corp.	14,788	266
Hubbell Inc. Class B	2,219	265
Harsco Corp.	10,298	259
* Navistar International Corp.	6,711	252
RR Donnelley & Sons Co.	12,773	244
* Allegion plc	3,660	199
Con-way Inc.	5,176	197
Paychex Inc.	4,712	197
FLIR Systems Inc.	5,364	183
Rockwell Collins Inc.	1,882	155
Babcock & Wilcox Co.	4,370	144
Allison Transmission Holdings Inc.	3,669	109
* B/E Aerospace Inc.	820	69
* HD Supply Holdings Inc.	2,824	66
Alaska Air Group Inc.	722	63
IDEX Corp.	787	59
Iron Mountain Inc.	2,083	57
Donaldson Co. Inc.	1,310	56
Crane Co.	520	37
Waste Connections Inc.	786	34
Booz Allen Hamilton Holding Corp. Class A	117	2
		132,366
Technology (8.5%)
Apple Inc.	30,823	16,220
Cisco Systems Inc.	722,223	15,744
Intel Corp.	628,062	15,551
Hewlett-Packard Co.	262,676	7,849
* Yahoo! Inc.	120,862	4,674
EMC Corp.	141,974	3,744
Corning Inc.	187,940	3,622
* Micron Technology Inc.	139,319	3,370
* Adobe Systems Inc.	41,418	2,842
Western Digital Corp.	28,620	2,490
* Juniper Networks Inc.	55,663	1,488
CA Inc.	44,243	1,482
KLA-Tencor Corp.	22,343	1,456
NVIDIA Corp.	77,967	1,433
Broadcom Corp. Class A	43,421	1,290
Computer Sciences Corp.	20,410	1,290
SanDisk Corp.	16,743	1,244
Analog Devices Inc.	23,622	1,200
Applied Materials Inc.	55,483	1,052

26

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Altera Corp.	28,709	1,042
Amdocs Ltd.	22,021	980
Harris Corp.	12,144	896
* Lam Research Corp.	17,155	887
* Synopsys Inc.	20,661	835
Marvell Technology Group Ltd.	52,759	807
Avnet Inc.	18,395	801
* Arrow Electronics Inc.	14,126	800
LSI Corp.	65,891	731
Activision Blizzard Inc.	36,205	701
* Ingram Micro Inc.	21,051	620
* Brocade Communications Systems Inc.	61,283	586
Symantec Corp.	25,947	557
* Nuance Communications Inc.	35,909	549
Jabil Circuit Inc.	28,155	521
* MICROS Systems Inc.	9,325	518
* Teradyne Inc.	25,161	510
* AOL Inc.	10,163	445
Leidos Holdings Inc.	9,631	430
* VeriFone Systems Inc.	14,489	419
* Zynga Inc. Class A	79,009	400
* Autodesk Inc.	6,375	334
Diebold Inc.	8,753	327
* Rovi Corp.	12,823	319
Compuware Corp.	28,989	317
* Tech Data Corp.	5,192	299
* Electronic Arts Inc.	9,896	283
* EchoStar Corp. Class A	5,654	282
* Stratasys Ltd.	2,163	275
Vishay Intertechnology Inc.	18,626	263
* Polycom Inc.	18,461	247
* Fairchild Semiconductor International Inc. Class A	16,124	227
Science Applications International Corp.	5,997	224
Avago Technologies Ltd. Class A	2,637	163
* Twitter Inc.	2,717	149
* Skyworks Solutions Inc.	4,066	144
* Dolby Laboratories Inc. Class A	3,339	138
* Freescale Semiconductor Ltd.	5,006	114
Motorola Solutions Inc.	1,689	112
* JDS Uniphase Corp.	6,722	93
DST Systems Inc.	845	79
AVX Corp.	5,866	75
* CommScope Holding Co. Inc.	2,374	57
CDW Corp.	2,137	56
* FireEye Inc.	589	50
* Silicon Laboratories Inc.	729	38
* ON Semiconductor Corp.	2,558	24
* Riverbed Technology Inc.	1,028	23
		106,788
Utilities (8.4%)
AT&T Inc.	726,970	23,212
Duke Energy Corp.	95,449	6,765
Dominion Resources Inc.	78,183	5,426
NextEra Energy Inc.	57,273	5,234
Southern Co.	117,647	4,982
Exelon Corp.	115,835	3,523
American Electric Power Co. Inc.	65,917	3,309
Sempra Energy	32,815	3,100
PPL Corp.	85,200	2,751
PG&E Corp.	59,739	2,632
CenturyLink Inc.	82,085	2,566
Public Service Enterprise Group Inc.	68,527	2,512
Edison International	44,171	2,313
Consolidated Edison Inc.	39,780	2,230

27

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

					Market
					Value
				Shares	($000)
	Xcel Energy Inc.			67,576	2,047
	Northeast Utilities			42,940	1,909
	FirstEnergy Corp.			56,021	1,724
	DTE Energy Co.			23,414	1,680
	Entergy Corp.			24,010	1,532
	NiSource Inc.			42,063	1,465
	CenterPoint Energy Inc.			58,008	1,372
	Wisconsin Energy Corp.			31,119	1,368
	Ameren Corp.			32,847	1,327
	NRG Energy Inc.			43,573	1,267
	AES Corp.			83,767	1,143
	American Water Works Co. Inc.			24,224	1,086
	CMS Energy Corp.			36,412	1,035
	OGE Energy Corp.			27,040	973
	SCANA Corp.			19,202	951
	MDU Resources Group Inc.			25,253	858
*	Calpine Corp.			43,721	833
	Pinnacle West Capital Corp.			14,765	822
*	Sprint Corp.			93,049	813
	Alliant Energy Corp.			14,726	799
	Energen Corp.			9,866	794
*	T-Mobile US Inc.			25,475	777
	National Fuel Gas Co.			9,987	750
	AGL Resources Inc.			15,839	745
	UGI Corp.			15,613	698
	Pepco Holdings Inc.			33,916	692
	Frontier Communications Corp.			135,615	662
	Integrys Energy Group Inc.			10,826	620
	Atmos Energy Corp.			13,401	618
	Westar Energy Inc. Class A			16,870	577
	Great Plains Energy Inc.			20,252	532
*	Level 3 Communications Inc.			14,201	523
	TECO Energy Inc.			28,494	478
	Questar Corp.			19,956	474
	Vectren Corp.			10,989	423
	Hawaiian Electric Industries Inc.			13,260	337
	Telephone & Data Systems Inc.			12,856	293
	Aqua America Inc.			2,672	67
	United States Cellular Corp.			1,612	58
*	Intelsat SA			2,405	48
	Windstream Holdings Inc.			3,654	29
*	ONE Gas Inc.			404	14

					105,768

Total Common Stocks (Cost $1,026,822)					1,259,001

		Coupon

Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.0%)
2,3	Vanguard Market Liquidity Fund	0.130%		208,001	208

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.120%	5/28/14	100	100
4,5	Federal Home Loan Bank Discount Notes	0.090%	7/16/14	100	100
4	Federal Home Loan Bank Discount Notes	0.080%	7/18/14	100	100

28

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Freddie Mac Discount Notes	0.090%	3/3/14	200	200
				500
Total Temporary Cash Investments (Cost $708)				708
Total Investments (99.9%) (Cost $1,027,530)				1,259,709
Other Assets and Liabilities—Net (0.1%),3				1,836
Net Assets (100%)				1,261,545

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $191,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $208,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

29

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)

Common Stocks (99.9%)[1]
Consumer Discretionary (22.3%)
* Amazon.com Inc.	57,147	20,693
Comcast Corp. Class A	376,816	19,478
Home Depot Inc.	227,032	18,623
McDonald's Corp.	155,806	14,825
Wal-Mart Stores Inc.	165,872	12,391
* eBay Inc.	201,722	11,855
* priceline.com Inc.	8,034	10,837
NIKE Inc. Class B	110,095	8,620
Lowe's Cos. Inc.	169,195	8,465
Starbucks Corp.	116,348	8,256
Costco Wholesale Corp.	67,815	7,921
Twenty-First Century Fox Inc. Class A	227,661	7,636
TJX Cos. Inc.	111,878	6,876
Time Warner Cable Inc.	45,334	6,363
Viacom Inc. Class B	69,238	6,074
* DIRECTV	76,340	5,924
CBS Corp. Class B	87,346	5,859
Las Vegas Sands Corp.	60,754	5,179
Yum! Brands Inc.	69,899	5,178
Walt Disney Co.	62,215	5,028
Target Corp.	78,200	4,891
* Liberty Global plc Class A	51,816	4,485
* Netflix Inc.	7,810	3,480
Ford Motor Co.	210,979	3,247
Delphi Automotive plc	48,679	3,241
VF Corp.	54,491	3,193
* Discovery Communications Inc. Class A	38,186	3,182
* Tesla Motors Inc.	12,966	3,174
* Michael Kors Holdings Ltd.	31,469	3,085
* Dollar General Corp.	51,017	3,056
Omnicom Group Inc.	40,353	3,054
Wynn Resorts Ltd.	12,571	3,048
* AutoZone Inc.	5,544	2,985
* Chipotle Mexican Grill Inc. Class A	4,824	2,727
Macy's Inc.	46,474	2,689
* O'Reilly Automotive Inc.	17,150	2,587
Ross Stores Inc.	34,369	2,502
Estee Lauder Cos. Inc. Class A	36,243	2,495
* Bed Bath & Beyond Inc.	34,242	2,322
Harley-Davidson Inc.	35,041	2,315
BorgWarner Inc.	36,270	2,229
Coach Inc.	44,074	2,151
L Brands Inc.	37,604	2,118
Mattel Inc.	54,062	2,017
Genuine Parts Co.	22,639	1,994
* DISH Network Corp. Class A	32,737	1,926
Gap Inc.	43,884	1,920
* Dollar Tree Inc.	32,236	1,766
* TripAdvisor Inc.	17,277	1,732
Marriott International Inc. Class A	31,751	1,722
* CarMax Inc.	35,323	1,711
Tiffany & Co.	17,231	1,607
McGraw Hill Financial Inc.	20,003	1,593
Tractor Supply Co.	21,563	1,521
* Hertz Global Holdings Inc.	53,424	1,496
Ralph Lauren Corp. Class A	9,266	1,493
* Under Armour Inc. Class A	12,953	1,466
Advance Auto Parts Inc.	11,444	1,457
Wyndham Worldwide Corp.	19,901	1,450
PVH Corp.	11,087	1,402
Scripps Networks Interactive Inc. Class A	16,971	1,379

30

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Nordstrom Inc.	22,403	1,377
Polaris Industries Inc.	10,174	1,364
H&R Block Inc.	41,991	1,329
* Charter Communications Inc. Class A	10,267	1,302
Expedia Inc.	16,429	1,290
* LKQ Corp.	46,044	1,284
PulteGroup Inc.	59,792	1,255
* Jarden Corp.	19,637	1,207
Hanesbrands Inc.	15,191	1,113
PetSmart Inc.	16,012	1,074
Starwood Hotels & Resorts Worldwide Inc.	12,935	1,067
Fortune Brands Home & Security Inc.	22,576	1,055
* News Corp. Class A	56,417	1,034
Avon Products Inc.	66,775	1,033
Goodyear Tire & Rubber Co.	38,251	1,028
Family Dollar Stores Inc.	14,856	973
* WABCO Holdings Inc.	9,259	949
Williams-Sonoma Inc.	15,329	893
* Ulta Salon Cosmetics & Fragrance Inc.	9,896	888
Dunkin' Brands Group Inc.	16,788	867
* Fossil Group Inc.	7,472	859
Hasbro Inc.	15,454	852
* Pandora Media Inc.	22,547	844
Newell Rubbermaid Inc.	26,127	839
Dick's Sporting Goods Inc.	15,451	829
* Liberty Ventures Class A	5,789	825
* Sirius XM Holdings Inc.	226,622	818
* Avis Budget Group Inc.	16,395	770
* Sally Beauty Holdings Inc.	26,735	767
Nu Skin Enterprises Inc. Class A	9,072	758
* Panera Bread Co. Class A	4,091	742
* NVR Inc.	606	722
* AMC Networks Inc. Class A	9,302	707
Domino's Pizza Inc.	8,624	682
Darden Restaurants Inc.	13,114	670
* Visteon Corp.	7,887	658
* Lamar Advertising Co. Class A	11,965	641
Tupperware Brands Corp.	8,056	633
Carter's Inc.	8,334	628
* Urban Outfitters Inc.	16,604	622
International Game Technology	38,326	578
Brinker International Inc.	10,221	562
* Madison Square Garden Co. Class A	9,509	542
Interpublic Group of Cos. Inc.	30,125	534
Cablevision Systems Corp. Class A	30,037	529
Cinemark Holdings Inc.	17,809	524
* Cabela's Inc.	7,343	487
* Tempur Sealy International Inc.	9,387	487
Service Corp. International	25,491	476
* Starz	14,717	471
* HomeAway Inc.	9,778	448
Burger King Worldwide Inc.	15,899	423
Six Flags Entertainment Corp.	10,347	422
* AutoNation Inc.	8,006	421
* Bally Technologies Inc.	6,042	409
Gentex Corp.	12,832	402
Chico's FAS Inc.	23,558	389
Lions Gate Entertainment Corp.	12,644	389
DSW Inc. Class A	10,033	386
Thor Industries Inc.	6,870	385
Best Buy Co. Inc.	11,275	300
American Eagle Outfitters Inc.	20,105	292
Nielsen Holdings NV	5,300	251
Dillard's Inc. Class A	2,659	246

31

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Liberty Interactive Corp. Class A	6,188	181
* Deckers Outdoor Corp.	2,190	163
SeaWorld Entertainment Inc.	4,429	151
AMERCO	584	136
KAR Auction Services Inc.	4,147	129
* Norwegian Cruise Line Holdings Ltd.	3,672	126
Whirlpool Corp.	856	124
Foot Locker Inc.	2,644	110
Lear Corp.	1,312	106
* Taylor Morrison Home Corp. Class A	4,087	103
Signet Jewelers Ltd.	1,052	100
* zulily Inc. Class A	1,206	82
Coty Inc. Class A	5,460	81
* Big Lots Inc.	2,299	68
Clear Channel Outdoor Holdings Inc. Class A	5,752	58
Aaron's Inc.	1,652	51
* Ascena Retail Group Inc.	2,709	50
Abercrombie & Fitch Co.	1,240	49
Regal Entertainment Group Class A	2,660	49
Weight Watchers International Inc.	2,210	47
Choice Hotels International Inc.	247	12
		343,566
Consumer Staples (9.8%)
Coca-Cola Co.	594,545	22,712
Philip Morris International Inc.	254,224	20,569
PepsiCo Inc.	240,332	19,243
Altria Group Inc.	312,149	11,319
Colgate-Palmolive Co.	144,960	9,108
Walgreen Co.	110,823	7,530
Kimberly-Clark Corp.	49,978	5,515
Kraft Foods Group Inc.	92,465	5,111
General Mills Inc.	100,174	5,012
Kroger Co.	80,980	3,396
Whole Foods Market Inc.	57,799	3,124
Lorillard Inc.	58,984	2,894
Mead Johnson Nutrition Co.	31,632	2,580
Green Mountain Coffee Roasters Inc.	23,141	2,540
Hershey Co.	23,239	2,459
Kellogg Co.	37,529	2,278
Brown-Forman Corp. Class B	23,442	1,964
Reynolds American Inc.	37,513	1,907
Coca-Cola Enterprises Inc.	40,155	1,890
* Constellation Brands Inc. Class A	22,704	1,840
ConAgra Foods Inc.	60,425	1,716
Dr Pepper Snapple Group Inc.	31,520	1,642
CVS Caremark Corp.	21,852	1,598
* Monster Beverage Corp.	20,718	1,533
Clorox Co.	17,011	1,485
Church & Dwight Co. Inc.	21,314	1,449
McCormick & Co. Inc.	20,381	1,353
Sysco Corp.	31,641	1,140
Hormel Foods Corp.	20,664	980
Herbalife Ltd.	13,240	882
Campbell Soup Co.	18,294	792
Hillshire Brands Co.	19,599	736
GNC Holdings Inc. Class A	15,368	715
* WhiteWave Foods Co. Class A	21,416	606
Flowers Foods Inc.	26,343	542
Archer-Daniels-Midland Co.	8,087	328
JM Smucker Co.	2,300	230
* Fresh Market Inc.	6,688	224
Safeway Inc.	2,729	102
Ingredion Inc.	1,439	95
* Sprouts Farmers Market Inc.	2,070	81

32

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Pinnacle Foods Inc.	2,812	80
		151,300
Energy (4.6%)
Schlumberger Ltd.	206,626	19,216
Halliburton Co.	131,758	7,510
EOG Resources Inc.	39,631	7,507
Pioneer Natural Resources Co.	15,601	3,139
Kinder Morgan Inc.	94,413	3,007
Williams Cos. Inc.	58,631	2,422
Cabot Oil & Gas Corp.	65,785	2,303
* Southwestern Energy Co.	55,012	2,274
EQT Corp.	21,353	2,184
Range Resources Corp.	25,274	2,175
Seadrill Ltd.	55,372	2,047
* Concho Resources Inc.	16,172	1,959
* FMC Technologies Inc.	37,250	1,872
* Cheniere Energy Inc.	37,273	1,842
ONEOK Inc.	29,914	1,769
* Cameron International Corp.	21,683	1,389
Oceaneering International Inc.	16,684	1,194
* Continental Resources Inc.	6,814	814
SM Energy Co.	10,296	759
* Cobalt International Energy Inc.	38,736	747
* Gulfport Energy Corp.	10,743	710
* Oasis Petroleum Inc.	15,671	683
* Dril-Quip Inc.	6,295	677
* Dresser-Rand Group Inc.	11,755	639
Noble Energy Inc.	7,024	483
Anadarko Petroleum Corp.	4,341	365
* SolarCity Corp.	3,521	299
Baker Hughes Inc.	4,174	264
* Kosmos Energy Ltd.	14,630	161
* Antero Resources Corp.	2,651	160
* Laredo Petroleum Inc.	5,409	141
RPC Inc.	7,347	135
* Whiting Petroleum Corp.	1,368	94
World Fuel Services Corp.	2,065	93
CVR Energy Inc.	2,317	91
QEP Resources Inc.	2,651	77
* Atwood Oceanics Inc.	1,543	73
Frank's International NV	2,218	52
		71,326
Financial Services (8.1%)
Visa Inc. Class A	81,276	18,364
MasterCard Inc. Class A	181,753	14,126
American Express Co.	147,263	13,442
Simon Property Group Inc.	36,087	5,820
American Tower Corporation	61,458	5,007
Public Storage	20,767	3,510
Franklin Resources Inc.	63,906	3,403
T. Rowe Price Group Inc.	40,407	3,280
Aon plc	37,200	3,184
Marsh & McLennan Cos. Inc.	57,473	2,768
Weyerhaeuser Co.	90,826	2,680
Moody's Corp.	30,502	2,410
* Fiserv Inc.	41,176	2,390
IntercontinentalExchange Group Inc.	11,343	2,369
Prudential Financial Inc.	27,635	2,337
BlackRock Inc.	7,226	2,203
* Alliance Data Systems Corp.	7,708	2,198
Progressive Corp.	76,193	1,866
* Affiliated Managers Group Inc.	8,181	1,538
Western Union Co.	87,852	1,470
* FleetCor Technologies Inc.	10,463	1,359

33

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Equifax Inc.	18,665	1,308
Ventas Inc.	20,408	1,274
Travelers Cos. Inc.	15,022	1,259
* CBRE Group Inc. Class A	43,072	1,204
Plum Creek Timber Co. Inc.	27,456	1,189
Ameriprise Financial Inc.	9,906	1,080
Waddell & Reed Financial Inc. Class A	13,424	936
Rayonier Inc.	19,631	924
Arthur J Gallagher & Co.	19,686	910
Lazard Ltd. Class A	20,035	901
Digital Realty Trust Inc.	15,867	859
* Realogy Holdings Corp.	16,764	796
Jack Henry & Associates Inc.	13,645	793
Global Payments Inc.	11,058	778
Federal Realty Investment Trust	6,691	745
CBOE Holdings Inc.	13,736	742
Broadridge Financial Solutions Inc.	19,201	725
FactSet Research Systems Inc.	6,856	722
Eaton Vance Corp.	18,972	718
SEI Investments Co.	21,044	706
Charles Schwab Corp.	23,027	610
* Ocwen Financial Corp.	16,136	604
Omega Healthcare Investors Inc.	18,833	602
Total System Services Inc.	19,567	596
Dun & Bradstreet Corp.	5,745	570
Vornado Realty Trust	5,618	541
Tanger Factory Outlet Centers Inc.	14,603	501
Chubb Corp.	5,723	501
* Vantiv Inc. Class A	13,694	436
Equity Lifestyle Properties Inc.	9,568	385
Corrections Corp. of America	11,476	383
Apartment Investment & Management Co. Class A	12,742	381
LPL Financial Holdings Inc.	6,469	347
* MSCI Inc. Class A	7,895	345
Regency Centers Corp.	6,177	314
Federated Investors Inc. Class B	11,042	303
Erie Indemnity Co. Class A	4,151	301
Morningstar Inc.	3,362	281
Brown & Brown Inc.	8,906	268
Boston Properties Inc.	2,171	244
Fidelity National Information Services Inc.	4,229	235
Axis Capital Holdings Ltd.	4,420	194
Allied World Assurance Co. Holdings AG	1,711	171
Leucadia National Corp.	5,838	163
Loews Corp.	3,627	158
CBL & Associates Properties Inc.	7,722	137
Taubman Centers Inc.	1,699	120
Endurance Specialty Holdings Ltd.	2,176	113
Spirit Realty Capital Inc.	10,380	113
Fidelity National Financial Inc. Class A	3,276	108
Hanover Insurance Group Inc.	1,840	108
* Signature Bank	756	99
* Nationstar Mortgage Holdings Inc.	3,104	90
American Financial Group Inc.	1,534	88
* Arch Capital Group Ltd.	1,224	69
Extra Space Storage Inc.	1,347	66
Artisan Partners Asset Management Inc. Class A	816	52
Validus Holdings Ltd.	1,212	45
Senior Housing Properties Trust	1,858	41
Brixmor Property Group Inc.	1,417	31
American Homes 4 Rent Class A	1,410	23
* St. Joe Co.	731	14
		125,044

34

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Health Care (12.7%)
* Gilead Sciences Inc.	237,361	19,651
Amgen Inc.	116,557	14,455
* Biogen Idec Inc.	36,891	12,568
AbbVie Inc.	246,171	12,533
Bristol-Myers Squibb Co.	219,797	11,818
* Celgene Corp.	64,974	10,445
* Express Scripts Holding Co.	105,444	7,941
McKesson Corp.	35,277	6,246
* Actavis plc	27,026	5,968
Allergan Inc.	46,136	5,859
Baxter International Inc.	84,294	5,858
* Alexion Pharmaceuticals Inc.	30,338	5,364
Johnson & Johnson	56,402	5,196
* Regeneron Pharmaceuticals Inc.	12,457	4,142
Becton Dickinson and Co.	30,306	3,492
* Illumina Inc.	19,448	3,335
* Mylan Inc.	59,493	3,306
Perrigo Co. plc	19,611	3,225
* Vertex Pharmaceuticals Inc.	36,326	2,937
* Cerner Corp.	46,361	2,845
* Intuitive Surgical Inc.	5,954	2,649
AmerisourceBergen Corp. Class A	36,152	2,453
Zoetis Inc.	78,113	2,423
Stryker Corp.	30,187	2,422
Eli Lilly & Co.	33,518	1,998
* DaVita HealthCare Partners Inc.	28,464	1,956
St. Jude Medical Inc.	28,330	1,907
CR Bard Inc.	12,607	1,817
* BioMarin Pharmaceutical Inc.	21,528	1,744
* Endo Health Solutions Inc.	20,979	1,675
* Henry Schein Inc.	13,496	1,607
* Catamaran Corp.	31,868	1,437
* Varian Medical Systems Inc.	16,749	1,404
* Laboratory Corp. of America Holdings	13,422	1,256
* Pharmacyclics Inc.	9,022	1,251
* Jazz Pharmaceuticals plc	8,129	1,235
* Edwards Lifesciences Corp.	17,421	1,215
Aetna Inc.	15,531	1,129
* IDEXX Laboratories Inc.	8,435	1,062
* Incyte Corp. Ltd.	16,279	1,046
* Salix Pharmaceuticals Ltd.	9,437	1,018
* Alkermes plc	20,921	1,018
ResMed Inc.	22,004	969
* Covance Inc.	8,876	919
* Medivation Inc.	11,735	844
* Seattle Genetics Inc.	15,903	836
* Cubist Pharmaceuticals Inc.	10,136	806
Universal Health Services Inc. Class B	9,546	766
* United Therapeutics Corp.	7,192	729
Cooper Cos. Inc.	5,646	724
* Tenet Healthcare Corp.	16,404	724
* MEDNAX Inc.	10,420	634
* Sirona Dental Systems Inc.	8,493	598
* Brookdale Senior Living Inc. Class A	15,461	519
Patterson Cos. Inc.	11,988	493
* Theravance Inc.	12,203	452
* Myriad Genetics Inc.	11,465	415
* Bruker Corp.	17,418	396
DENTSPLY International Inc.	6,387	290
* Hologic Inc.	12,790	279
* ARIAD Pharmaceuticals Inc.	30,752	267
Techne Corp.	2,727	242
Cigna Corp.	2,447	195

35

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Charles River Laboratories International Inc.	3,245	193
* Community Health Systems Inc.	3,770	157
* Envision Healthcare Holdings Inc.	4,497	151
* HCA Holdings Inc.	2,889	148
Zimmer Holdings Inc.	1,430	134
* Premier Inc. Class A	3,237	108
* Quintiles Transnational Holdings Inc.	1,674	91
Quest Diagnostics Inc.	1,565	83
* Veeva Systems Inc. Class A	1,500	53
		196,121
Materials & Processing (5.4%)
EI du Pont de Nemours & Co.	143,024	9,528
Monsanto Co.	82,979	9,129
Praxair Inc.	46,039	6,002
Precision Castparts Corp.	22,741	5,864
LyondellBasell Industries NV Class A	59,892	5,275
Ecolab Inc.	40,801	4,396
PPG Industries Inc.	20,257	4,007
International Paper Co.	59,725	2,920
Sherwin-Williams Co.	13,685	2,744
Fastenal Co.	46,430	2,191
Eastman Chemical Co.	23,922	2,091
Ingersoll-Rand plc	30,739	1,879
Sigma-Aldrich Corp.	17,582	1,660
FMC Corp.	21,023	1,623
Celanese Corp. Class A	24,623	1,315
Masco Corp.	55,066	1,286
Ball Corp.	22,926	1,274
Dow Chemical Co.	24,463	1,192
International Flavors & Fragrances Inc.	12,589	1,181
Packaging Corp. of America	15,130	1,103
Airgas Inc.	10,175	1,097
* WR Grace & Co.	10,262	1,040
Valspar Corp.	13,818	1,033
Sealed Air Corp.	30,227	1,029
Rock-Tenn Co. Class A	8,060	900
Martin Marietta Materials Inc.	7,113	868
* Crown Holdings Inc.	19,078	859
RPM International Inc.	19,201	804
Southern Copper Corp.	24,363	743
Lennox International Inc.	8,020	737
* Hexcel Corp.	15,487	697
Eagle Materials Inc.	7,611	673
Rockwood Holdings Inc.	8,157	643
Valmont Industries Inc.	4,108	598
NewMarket Corp.	1,472	544
* Owens-Illinois Inc.	14,902	505
AptarGroup Inc.	7,163	474
Compass Minerals International Inc.	5,239	447
Scotts Miracle-Gro Co. Class A	6,777	387
Westlake Chemical Corp.	2,741	365
Silgan Holdings Inc.	6,978	336
Albemarle Corp.	4,888	323
Bemis Co. Inc.	7,326	288
* Armstrong World Industries Inc.	4,133	227
Royal Gold Inc.	2,366	163
* MRC Global Inc.	5,142	132
Greif Inc. Class A	952	48
* Tahoe Resources Inc.	1,516	35
		82,655
Producer Durables (12.2%)
United Technologies Corp.	133,859	15,664
Boeing Co.	118,088	15,224
Union Pacific Corp.	72,547	13,086

36

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
3M Co.	90,883	12,245
Honeywell International Inc.	122,286	11,549
United Parcel Service Inc. Class B	112,570	10,781
Accenture plc Class A	99,884	8,325
Lockheed Martin Corp.	40,425	6,561
Automatic Data Processing Inc.	75,345	5,860
Emerson Electric Co.	83,578	5,454
Deere & Co.	60,379	5,188
Cummins Inc.	24,276	3,542
Rockwell Automation Inc.	21,611	2,655
* United Continental Holdings Inc.	55,548	2,497
WW Grainger Inc.	9,214	2,350
CSX Corp.	79,835	2,212
Roper Industries Inc.	15,311	2,077
Delta Air Lines Inc.	61,591	2,045
AMETEK Inc.	37,676	2,006
Paychex Inc.	45,921	1,918
Dover Corp.	19,605	1,849
Flowserve Corp.	22,141	1,798
Caterpillar Inc.	18,399	1,784
Illinois Tool Works Inc.	20,540	1,695
Kansas City Southern	17,015	1,598
Rockwell Collins Inc.	18,652	1,540
* Stericycle Inc.	13,343	1,521
* Trimble Navigation Ltd.	39,412	1,504
* Verisk Analytics Inc. Class A	23,404	1,491
* Waters Corp.	13,275	1,479
Pall Corp.	17,174	1,477
TransDigm Group Inc.	8,158	1,453
Danaher Corp.	18,831	1,440
Chicago Bridge & Iron Co. NV	15,538	1,308
* United Rentals Inc.	14,605	1,290
Expeditors International of Washington Inc.	31,845	1,258
* IHS Inc. Class A	10,203	1,223
CH Robinson Worldwide Inc.	23,444	1,216
* B/E Aerospace Inc.	14,265	1,202
Wabtec Corp.	14,926	1,185
Fluor Corp.	15,086	1,172
* Colfax Corp.	16,251	1,156
* Mettler-Toledo International Inc.	4,651	1,143
JB Hunt Transport Services Inc.	14,126	1,015
Lincoln Electric Holdings Inc.	12,803	960
Donaldson Co. Inc.	21,128	905
IDEX Corp.	11,945	897
Robert Half International Inc.	21,662	887
Alaska Air Group Inc.	10,096	875
Norfolk Southern Corp.	8,926	820
Huntington Ingalls Industries Inc.	7,995	810
Hubbell Inc. Class B	6,687	799
Waste Connections Inc.	18,186	787
Graco Inc.	9,751	761
Nordson Corp.	10,265	751
Copa Holdings SA Class A	5,079	688
* American Airlines Group Inc.	18,013	665
Iron Mountain Inc.	24,392	664
Manitowoc Co. Inc.	20,675	640
MSC Industrial Direct Co. Inc. Class A	7,358	635
* Copart Inc.	17,255	629
ITT Corp.	13,696	601
* Allegion plc	11,046	600
Toro Co.	8,863	587
* Old Dominion Freight Line Inc.	11,012	586
* Kirby Corp.	5,176	541
FLIR Systems Inc.	15,437	527

37

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Crane Co.	6,861	490
PACCAR Inc.	7,160	471
* Clean Harbors Inc.	9,384	444
National Instruments Corp.	15,019	435
* Genpact Ltd.	25,926	432
Landstar System Inc.	7,243	418
Babcock & Wilcox Co.	12,151	401
Agilent Technologies Inc.	6,456	368
Pitney Bowes Inc.	14,042	357
Rollins Inc.	10,292	307
RR Donnelley & Sons Co.	15,828	303
Cintas Corp.	4,803	291
* Genesee & Wyoming Inc. Class A	2,772	274
AO Smith Corp.	5,384	268
Southwest Airlines Co.	11,760	264
* Quanta Services Inc.	7,347	259
Waste Management Inc.	6,161	256
Avery Dennison Corp.	4,673	233
Stanley Black & Decker Inc.	2,126	177
* HD Supply Holdings Inc.	5,586	130
Con-way Inc.	3,068	117
Snap-on Inc.	1,029	115
Triumph Group Inc.	1,603	105
Booz Allen Hamilton Holding Corp. Class A	4,222	89
Xylem Inc.	1,706	67
* Spirit Aerosystems Holdings Inc. Class A	2,304	66
* Zebra Technologies Corp.	649	45
* AECOM Technology Corp.	1,346	43
Carlisle Cos. Inc.	495	39
* Navistar International Corp.	995	37
Harsco Corp.	759	19
Allison Transmission Holdings Inc.	601	18
		188,989
Technology (22.6%)
Apple Inc.	110,543	58,172
* Google Inc. Class A	41,954	51,001
Microsoft Corp.	1,299,261	49,775
International Business Machines Corp.	161,962	29,991
Oracle Corp.	551,841	21,583
QUALCOMM Inc.	268,570	20,221
* Facebook Inc. Class A	264,816	18,129
Texas Instruments Inc.	172,347	7,749
* Salesforce.com Inc.	91,760	5,723
* Cognizant Technology Solutions Corp. Class A	46,898	4,880
EMC Corp.	163,229	4,304
* Crown Castle International Corp.	51,997	3,947
Intuit Inc.	46,312	3,619
* LinkedIn Corp. Class A	15,062	3,073
Applied Materials Inc.	124,197	2,355
Amphenol Corp. Class A	25,059	2,206
Motorola Solutions Inc.	33,253	2,201
Avago Technologies Ltd. Class A	35,332	2,180
NetApp Inc.	53,222	2,151
Xilinx Inc.	40,842	2,132
* Adobe Systems Inc.	30,747	2,110
* SBA Communications Corp. Class A	19,668	1,872
* Citrix Systems Inc.	28,972	1,740
* Red Hat Inc.	29,305	1,729
Linear Technology Corp.	36,691	1,719
Symantec Corp.	79,672	1,711
* Akamai Technologies Inc.	27,434	1,677
* Splunk Inc.	17,385	1,612
Maxim Integrated Products Inc.	44,918	1,469
* Autodesk Inc.	27,569	1,446

38

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Equinix Inc.	7,612	1,446
	Microchip Technology Inc.	30,445	1,387
*	F5 Networks Inc.	12,155	1,365
*	VMware Inc. Class A	13,211	1,269
	Intel Corp.	49,804	1,233
*	ANSYS Inc.	14,366	1,200
*,^	3D Systems Corp.	15,529	1,180
	SanDisk Corp.	15,870	1,179
*	Teradata Corp.	25,269	1,160
	Broadcom Corp. Class A	38,497	1,144
*	Cree Inc.	18,180	1,117
*	VeriSign Inc.	20,018	1,103
	Analog Devices Inc.	20,527	1,043
*	Electronic Arts Inc.	36,289	1,038
*	Gartner Inc.	14,451	1,005
*	Concur Technologies Inc.	7,246	895
	IAC/InterActiveCorp	11,535	894
*	Skyworks Solutions Inc.	25,143	892
*	NCR Corp.	25,615	872
*	ServiceNow Inc.	12,493	850
	Solera Holdings Inc.	10,946	749
*	Informatica Corp.	17,213	715
*	Workday Inc. Class A	6,311	694
*	Cadence Design Systems Inc.	44,952	689
*	Rackspace Hosting Inc.	17,223	633
*	NetSuite Inc.	5,422	624
	Altera Corp.	17,036	619
*	ON Semiconductor Corp.	66,206	618
*	Groupon Inc. Class A	66,040	549
*	TIBCO Software Inc.	24,869	542
*	Riverbed Technology Inc.	23,987	534
*	Atmel Corp.	66,225	534
*	Twitter Inc.	9,324	512
*	Fortinet Inc.	21,258	492
*	SolarWinds Inc.	10,247	473
	DST Systems Inc.	4,419	415
*	Juniper Networks Inc.	14,994	401
*	Stratasys Ltd.	3,087	392
*	JDS Uniphase Corp.	28,232	389
*	NeuStar Inc. Class A	10,234	367
*	IPG Photonics Corp.	5,071	364
*	Palo Alto Networks Inc.	5,115	364
*	Advanced Micro Devices Inc.	95,467	354
*	Silicon Laboratories Inc.	6,098	317
*	Lam Research Corp.	6,117	316
	Harris Corp.	2,842	210
*	FireEye Inc.	2,016	173
*	Tableau Software Inc. Class A	1,375	130
*	Dolby Laboratories Inc. Class A	2,664	110
*	Freescale Semiconductor Ltd.	4,666	106
	LSI Corp.	9,279	103
*	MICROS Systems Inc.	1,720	95
*	CommScope Holding Co. Inc.	3,694	89
*	Rovi Corp.	1,632	41
	CDW Corp.	1,371	36
			348,498
Utilities (2.2%)
	Verizon Communications Inc.	641,528	30,524
	ITC Holdings Corp.	8,087	830
	Windstream Holdings Inc.	88,472	709
*	tw telecom inc Class A	21,810	668
	Aqua America Inc.	23,775	599
*	Level 3 Communications Inc.	8,900	328
*	ONE Gas Inc.	7,478	254

39

	Vanguard® Russell 1000 Growth Index Fund
	Schedule of Investments
	February 28, 2014

					Market
					Value
				Shares	($000)
*	Sprint Corp.			25,463	222
*	Calpine Corp.			6,551	125
	Questar Corp.			3,266	77
*	Intelsat SA			189	4
					34,340
	Total Common Stocks (Cost $1,164,553)				1,541,839

		Coupon
	Temporary Cash Investments (0.0%)[1]
	Money Market Fund (0.0%)
2,3	Vanguard Market Liquidity Fund	0.130%		377,302	377

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4,5	Federal Home Loan Bank Discount Notes	0.070%	3/12/14	100	100
	Total Temporary Cash Investments (Cost $477)				477
	Total Investments (99.9%) (Cost $1,165,030)				1,542,316
	Other Assets and Liabilities—Net (0.1%)[3]				1,212
	Net Assets (100%)				1,543,528

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $372,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $377,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

40

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41

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18482_042014

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)

Common Stocks (99.9%)[1]
Consumer Discretionary (13.6%)
* Kate Spade & Co.	48,512	1,660
Brunswick Corp.	36,582	1,639
* Tenneco Inc.	24,601	1,482
Sotheby's	27,614	1,298
* Live Nation Entertainment Inc.	56,712	1,287
Dana Holding Corp.	59,170	1,283
* Lumber Liquidators Holdings Inc.	11,068	1,187
Pool Corp.	18,792	1,099
* Buffalo Wild Wings Inc.	7,569	1,097
Wolverine World Wide Inc.	40,441	1,066
Men's Wearhouse Inc.	19,232	1,034
Cheesecake Factory Inc.	21,489	1,021
Vail Resorts Inc.	14,468	1,017
* Jack in the Box Inc.	16,866	969
* Office Depot Inc.	193,813	955
* Steven Madden Ltd.	24,242	884
* Grand Canyon Education Inc.	18,410	873
Ryland Group Inc.	18,681	870
New York Times Co. Class A	52,342	859
* Helen of Troy Ltd.	13,037	851
* Iconix Brand Group Inc.	20,955	843
* Shutterfly Inc.	15,317	836
Sinclair Broadcast Group Inc. Class A	27,696	820
* Life Time Fitness Inc.	17,346	819
Cracker Barrel Old Country Store Inc.	7,928	788
HSN Inc.	13,662	784
PriceSmart Inc.	7,645	778
Monro Muffler Brake Inc.	12,703	758
* Meritage Homes Corp.	15,669	755
Penske Automotive Group Inc.	17,103	740
* Genesco Inc.	9,744	723
* Outerwall Inc.	10,220	723
Pier 1 Imports Inc.	38,194	723
* Jos A Bank Clothiers Inc.	11,212	696
* TiVo Inc.	51,377	694
KB Home	33,993	693
* ANN Inc.	19,099	681
* Conversant Inc.	27,278	678
Meredith Corp.	14,480	678
Texas Roadhouse Inc. Class A	25,304	669
Hillenbrand Inc.	22,331	667
Papa John's International Inc.	13,088	666
* Vistaprint NV	13,200	650
* Asbury Automotive Group Inc.	12,638	643
Cooper Tire & Rubber Co.	25,536	637
* Express Inc.	34,491	631
* Marriott Vacations Worldwide Corp.	11,924	625
* Hibbett Sports Inc.	10,574	606
* Orient-Express Hotels Ltd. Class A	39,139	603
* Dorman Products Inc.	10,278	592
Group 1 Automotive Inc.	8,802	588
* Vitamin Shoppe Inc.	12,366	579
* Pinnacle Entertainment Inc.	23,737	577
* Bloomin' Brands Inc.	22,561	567
DineEquity Inc.	6,772	567
Lithia Motors Inc. Class A	8,899	564
Bob Evans Farms Inc.	10,700	554
* Crocs Inc.	35,983	548
La-Z-Boy Inc.	21,369	546
Rent-A-Center Inc.	21,525	541
* Standard Pacific Corp.	59,220	539

1

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Finish Line Inc. Class A	19,742	533
* Skechers U.S.A. Inc. Class A	15,796	533
* American Axle & Manufacturing Holdings Inc.	27,521	532
Churchill Downs Inc.	5,625	523
Buckle Inc.	11,342	515
* LifeLock Inc.	25,845	515
* Children's Place Retail Stores Inc.	9,485	514
* Five Below Inc.	13,109	505
* Krispy Kreme Doughnuts Inc.	26,521	504
Nexstar Broadcasting Group Inc. Class A	11,770	502
* Meritor Inc.	39,982	496
Sturm Ruger & Co. Inc.	7,743	494
Jones Group Inc.	32,959	492
MDC Holdings Inc.	15,596	486
* Restoration Hardware Holdings Inc.	7,060	478
* G-III Apparel Group Ltd.	6,875	478
* Sonic Corp.	23,030	469
Matthews International Corp. Class A	11,300	464
Drew Industries Inc.	9,381	462
* Red Robin Gourmet Burgers Inc.	5,827	454
* Fiesta Restaurant Group Inc.	8,940	449
Columbia Sportswear Co.	5,307	441
Interval Leisure Group Inc.	16,067	437
* Caesars Entertainment Corp.	16,623	432
Oxford Industries Inc.	5,501	431
Brown Shoe Co. Inc.	17,338	426
* Tumi Holdings Inc.	19,164	425
* Quiksilver Inc.	53,144	415
* Select Comfort Corp.	22,631	409
* Popeyes Louisiana Kitchen Inc.	9,801	393
* Multimedia Games Holding Co. Inc.	11,806	390
* Gentherm Inc.	13,753	389
International Speedway Corp. Class A	11,360	383
Scholastic Corp.	10,841	382
Sonic Automotive Inc. Class A	15,892	378
National CineMedia Inc.	24,058	370
* Francesca's Holdings Corp.	18,040	353
* Constant Contact Inc.	12,622	348
MDC Partners Inc. Class A	15,082	339
* Boyd Gaming Corp.	28,635	333
* Conn's Inc.	9,147	327
* Elizabeth Arden Inc.	10,533	322
Cato Corp. Class A	11,346	318
* Winnebago Industries Inc.	11,644	310
* Barnes & Noble Inc.	15,902	305
Fred's Inc. Class A	15,287	305
Capella Education Co.	4,582	305
* Shutterstock Inc.	2,934	292
Standard Motor Products Inc.	8,226	289
* ITT Educational Services Inc.	9,281	288
Movado Group Inc.	7,261	286
* Hovnanian Enterprises Inc. Class A	46,691	283
* Zale Corp.	12,851	279
* Pep Boys-Manny Moe & Jack	21,984	277
Regis Corp.	19,521	274
* Carmike Cinemas Inc.	9,119	271
* BJ's Restaurants Inc.	9,777	271
* Biglari Holdings Inc.	602	270
* Chuy's Holdings Inc.	6,755	269
Stage Stores Inc.	13,570	269
* Tuesday Morning Corp.	16,950	265
* Steiner Leisure Ltd.	5,991	265
* Scientific Games Corp. Class A	19,641	263
* Rentrak Corp.	4,051	260

2

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
	Ethan Allen Interiors Inc.	10,283	258
*	Smith & Wesson Holding Corp.	22,459	258
	World Wrestling Entertainment Inc. Class A	11,242	258
*	American Public Education Inc.	7,257	257
	Arctic Cat Inc.	5,431	254
*	K12 Inc.	11,038	250
*	Universal Electronics Inc.	5,934	248
*	Denny's Corp.	36,313	247
*	Mattress Firm Holding Corp.	5,601	244
*	Gray Television Inc.	20,695	243
*	EW Scripps Co. Class A	12,339	242
*	HealthStream Inc.	8,299	239
*	M/I Homes Inc.	9,562	238
*	Cumulus Media Inc. Class A	36,134	237
	Callaway Golf Co.	28,128	237
*	FTD Cos. Inc.	7,613	236
*	Angie's List Inc.	16,718	233
*	Aeropostale Inc.	31,519	231
*	Beazer Homes USA Inc.	9,928	230
	Inter Parfums Inc.	6,844	230
	Haverty Furniture Cos. Inc.	7,771	227
*	Vera Bradley Inc.	8,491	225
*	Cavco Industries Inc.	2,759	216
*	Move Inc.	16,454	212
*,^	Container Store Group Inc.	5,736	205
*	Strayer Education Inc.	4,279	204
*	Zumiez Inc.	8,282	197
*	Libbey Inc.	8,311	194
	Viad Corp.	8,043	193
*	LeapFrog Enterprises Inc.	26,462	193
*	Bright Horizons Family Solutions Inc.	4,690	185
*	Stamps.com Inc.	5,124	180
*	RealD Inc.	16,014	177
	Ruth's Hospitality Group Inc.	14,178	175
*	Career Education Corp.	23,638	175
*	Blue Nile Inc.	4,904	173
*	Journal Communications Inc. Class A	18,679	171
*	Houghton Mifflin Harcourt Co.	8,374	170
	Superior Industries International Inc.	9,196	168
*	Burlington Stores Inc.	6,119	167
	Nutrisystem Inc.	11,327	167
*	William Lyon Homes Class A	5,331	165
	National Presto Industries Inc.	2,053	158
	Entravision Communications Corp. Class A	23,438	155
*	Media General Inc.	8,121	154
	Shoe Carnival Inc.	5,938	153
	Destination Maternity Corp.	5,356	151
*	Federal-Mogul Corp.	7,974	150
	Stein Mart Inc.	10,950	149
*	Ruby Tuesday Inc.	24,115	148
	ClubCorp Holdings Inc.	8,261	144
*	Central European Media Enterprises Ltd. Class A	30,298	144
*	MarineMax Inc.	9,939	143
*	McClatchy Co. Class A	26,289	140
	Carriage Services Inc. Class A	6,738	138
	Harte-Hanks Inc.	17,013	136
*	XO Group Inc.	11,355	136
*	American Woodmark Corp.	4,218	135
	Remy International Inc.	6,007	134
*	Bravo Brio Restaurant Group Inc.	8,397	130
*	Diamond Resorts International Inc.	7,148	130
*	Sizmek Inc.	10,399	129
*	Stoneridge Inc.	11,272	124
*	Vince Holding Corp.	4,589	124

3

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* America's Car-Mart Inc.	3,418	124
Universal Technical Institute Inc.	9,151	124
* Central Garden and Pet Co. Class A	16,027	118
* Bridgepoint Education Inc.	6,067	117
* TRI Pointe Homes Inc.	6,386	116
* Revlon Inc. Class A	4,857	115
* RadioShack Corp.	42,444	114
* Tile Shop Holdings Inc.	7,212	111
Big 5 Sporting Goods Corp.	7,198	109
* Del Frisco's Restaurant Group Inc.	4,073	106
* Kirkland's Inc.	5,946	105
* VOXX International Corp. Class A	8,017	104
* Christopher & Banks Corp.	15,602	104
* Black Diamond Inc.	9,688	102
Marchex Inc. Class B	8,644	102
Marcus Corp.	7,056	100
* Nautilus Inc.	11,822	99
* Noodles & Co. Class A	2,468	98
* Citi Trends Inc.	5,889	97
* Overstock.com Inc.	4,770	94
Town Sports International Holdings Inc.	10,282	93
* Destination XL Group Inc.	16,049	91
Saga Communications Inc. Class A	1,844	90
* Entercom Communications Corp. Class A	9,113	90
* Orbitz Worldwide Inc.	9,143	88
Speedway Motorsports Inc.	4,435	88
CSS Industries Inc.	3,228	87
* Sears Hometown and Outlet Stores Inc.	3,683	85
* ValueVision Media Inc. Class A	14,970	84
* Morgans Hotel Group Co.	10,153	81
* West Marine Inc.	6,472	81
bebe stores inc	13,259	80
* Jamba Inc.	6,365	80
AH Belo Corp. Class A	7,197	79
* QuinStreet Inc.	12,003	79
* Potbelly Corp.	3,445	74
* Franklin Covey Co.	3,467	73
* Isle of Capri Casinos Inc.	8,069	73
Courier Corp.	4,365	72
RG Barry Corp.	3,801	70
* Cenveo Inc.	20,538	70
* Fuel Systems Solutions Inc.	5,355	69
* SFX Entertainment Inc.	7,983	69
Flexsteel Industries Inc.	1,838	68
* Speed Commerce Inc.	17,288	68
Winmark Corp.	855	68
* Wet Seal Inc. Class A	35,209	67
* Fox Factory Holding Corp.	3,952	66
* Perry Ellis International Inc.	4,697	66
Weyco Group Inc.	2,480	65
Lifetime Brands Inc.	3,892	65
* Carrols Restaurant Group Inc.	9,022	64
Bassett Furniture Industries Inc.	4,137	62
* Monarch Casino & Resort Inc.	3,271	62
Hooker Furniture Corp.	4,049	61
* LGI Homes Inc.	3,586	61
* Tower International Inc.	2,358	61
* Education Management Corp.	10,179	60
* Martha Stewart Living Omnimedia Inc. Class A	11,339	60
* Skullcandy Inc.	6,881	58
Bon-Ton Stores Inc.	5,150	56
* WCI Communities Inc.	2,771	56
* Daily Journal Corp.	348	56
JAKKS Pacific Inc.	7,324	52

4

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*,^	hhgregg Inc.	4,893	52
*	Nathan's Famous Inc.	1,036	52
*	1-800-Flowers.com Inc. Class A	9,820	52
*	Rosetta Stone Inc.	4,435	51
*	Norcraft Cos. Inc.	2,936	51
*	Zagg Inc.	11,719	51
*	Pacific Sunwear of California Inc.	17,596	50
*	Reading International Inc. Class A	6,644	49
*	Systemax Inc.	4,151	49
*	New York & Co. Inc.	10,971	49
*	Luby's Inc.	7,514	48
*	Dex Media Inc.	6,534	48
*	Corinthian Colleges Inc.	30,210	47
*	Tilly's Inc. Class A	3,776	45
*	Crown Media Holdings Inc. Class A	13,204	44
*	JTH Holding Inc. Class A	1,746	44
*	ReachLocal Inc.	3,960	42
	Lincoln Educational Services Corp.	9,288	42
	Johnson Outdoors Inc. Class A	1,889	42
	Einstein Noah Restaurant Group Inc.	2,529	38
*,^	Chegg Inc.	5,985	38
*	Hemisphere Media Group Inc.	3,282	37
	Salem Communications Corp. Class A	3,957	36
	Marine Products Corp.	4,135	35
^	Blyth Inc.	3,493	34
*	Ignite Restaurant Group Inc.	2,718	33
	Gordmans Stores Inc.	3,383	21
*	EveryWare Global Inc.	3,727	21
*	Body Central Corp.	6,300	20
*	Diversified Restaurant Holdings Inc.	4,088	20
*	Trans World Entertainment Corp.	4,036	17
	Beasley Broadcasting Group Inc. Class A	1,784	16
*,^	American Apparel Inc.	22,085	16
			93,246
Consumer Staples (3.2%)
*	Rite Aid Corp.	295,295	1,946
*	United Natural Foods Inc.	19,946	1,444
*	Hain Celestial Group Inc.	15,530	1,387
	Casey's General Stores Inc.	15,461	1,059
*	TreeHouse Foods Inc.	14,621	1,042
*	Boston Beer Co. Inc. Class A	3,343	791
*	Post Holdings Inc.	13,279	758
	Sanderson Farms Inc.	9,335	717
	Spectrum Brands Holdings Inc.	8,751	683
	Lancaster Colony Corp.	7,531	679
	B&G Foods Inc.	21,360	640
	Andersons Inc.	11,448	628
	J&J Snack Foods Corp.	6,109	567
	Universal Corp.	9,535	550
*	SUPERVALU Inc.	82,419	533
	Snyder's-Lance Inc.	19,370	525
	Vector Group Ltd.	25,958	507
	WD-40 Co.	6,302	459
*	Susser Holdings Corp.	7,369	446
*	Pilgrim's Pride Corp.	24,926	437
	Fresh Del Monte Produce Inc.	15,491	410
	Core-Mark Holding Co. Inc.	4,721	369
*	Boulder Brands Inc.	24,199	364
	Spartan Stores Inc.	14,957	338
	Cal-Maine Foods Inc.	6,131	322
*	Seaboard Corp.	119	302
*	Diamond Foods Inc.	8,809	253
	Tootsie Roll Industries Inc.	8,388	244
	Weis Markets Inc.	4,609	232

5

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Annie's Inc.	5,675	213
*	Chiquita Brands International Inc.	19,353	212
*	USANA Health Sciences Inc.	2,374	174
*	Chefs' Warehouse Inc.	6,628	154
*	Natural Grocers by Vitamin Cottage Inc.	3,774	154
	Calavo Growers Inc.	4,902	153
	Coca-Cola Bottling Co. Consolidated	1,984	150
*	Pantry Inc.	9,939	150
*	Medifast Inc.	5,464	144
	PetMed Express Inc.	8,610	119
	Ingles Markets Inc. Class A	4,784	112
*	Seneca Foods Corp. Class A	3,105	94
*	National Beverage Corp.	4,322	91
*	Alliance One International Inc.	33,402	90
*	Nutraceutical International Corp.	3,214	84
*	Omega Protein Corp.	7,594	83
	Limoneira Co.	3,817	80
*,^	PhotoMedex Inc.	5,352	78
	Orchids Paper Products Co.	2,276	77
	John B Sanfilippo & Son Inc.	3,120	76
*	Inventure Foods Inc.	5,342	74
	Village Super Market Inc. Class A	2,411	66
*	Craft Brew Alliance Inc.	4,024	66
	Nature's Sunshine Products Inc.	4,156	63
*	Vitacost.com Inc.	8,376	62
	Roundy's Inc.	9,599	59
*	Star Scientific Inc.	65,882	59
*	Lifevantage Corp.	43,330	58
	Female Health Co.	8,287	57
*	Fairway Group Holdings Corp.	6,211	48
*	Synutra International Inc.	6,594	48
*	Farmer Bros Co.	2,255	48
	Alico Inc.	1,099	42
	Lifeway Foods Inc.	1,755	25
			21,895
Energy (5.4%)
	Targa Resources Corp.	13,260	1,283
*	Kodiak Oil & Gas Corp.	106,959	1,263
	SemGroup Corp. Class A	17,004	1,145
*	Rosetta Resources Inc.	24,616	1,092
*	Helix Energy Solutions Group Inc.	42,687	1,009
	CARBO Ceramics Inc.	8,014	994
*	Exterran Holdings Inc.	23,321	955
*	Carrizo Oil & Gas Inc.	18,459	918
*	PDC Energy Inc.	14,351	892
	Crosstex Energy Inc.	19,356	806
	Western Refining Inc.	21,928	799
*	GT Advanced Technologies Inc.	53,547	767
*	Stone Energy Corp.	20,239	727
*	SEACOR Holdings Inc.	8,139	720
	Energy XXI Bermuda Ltd.	29,503	683
*	SunCoke Energy Inc.	28,562	636
*	Hornbeck Offshore Services Inc.	14,439	617
*	Bonanza Creek Energy Inc.	11,983	599
*	Magnum Hunter Resources Corp.	70,380	591
*	Matador Resources Co.	23,330	566
*	Key Energy Services Inc.	62,246	563
*	Diamondback Energy Inc.	8,549	550
*	SunPower Corp. Class A	16,570	549
*	Bill Barrett Corp.	19,548	495
*	Flotek Industries Inc.	19,398	494
*	Cloud Peak Energy Inc.	25,011	485
*	Alpha Natural Resources Inc.	89,838	482
*	C&J Energy Services Inc.	18,323	474

6

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Sanchez Energy Corp.	15,261	455
Delek US Holdings Inc.	15,185	422
* Forum Energy Technologies Inc.	15,741	408
* Geospace Technologies Corp.	5,257	404
Arch Coal Inc.	87,378	398
* Parker Drilling Co.	49,178	397
Comstock Resources Inc.	19,883	393
* Newpark Resources Inc.	35,288	392
* TETRA Technologies Inc.	31,862	382
EXCO Resources Inc.	69,548	363
* Northern Oil and Gas Inc.	26,072	363
* Halcon Resources Corp.	94,814	361
* EPL Oil & Gas Inc.	11,981	361
* Penn Virginia Corp.	23,085	350
* Rex Energy Corp.	18,397	350
* Matrix Service Co.	10,316	334
* Approach Resources Inc.	14,270	318
* Hercules Offshore Inc.	65,190	310
* Basic Energy Services Inc.	11,981	286
* Pioneer Energy Services Corp.	24,600	280
* Contango Oil & Gas Co.	5,860	278
Walter Energy Inc.	25,614	276
* Athlon Energy Inc.	7,282	271
Green Plains Renewable Energy Inc.	10,004	264
* Resolute Energy Corp.	28,065	262
* Solazyme Inc.	20,031	246
* Triangle Petroleum Corp.	27,259	244
* Clean Energy Fuels Corp.	27,807	233
* Tesco Corp.	11,955	227
* ION Geophysical Corp.	55,512	226
* EnerNOC Inc.	10,390	225
* Era Group Inc.	7,963	225
* Synergy Resources Corp.	21,203	225
* RigNet Inc.	4,685	224
* Clayton Williams Energy Inc.	2,305	224
W&T Offshore Inc.	14,419	217
* Capstone Turbine Corp.	120,515	216
* PowerSecure International Inc.	8,558	195
* Emerald Oil Inc.	22,799	175
* Goodrich Petroleum Corp.	12,614	172
* Swift Energy Co.	17,069	171
* Natural Gas Services Group Inc.	4,894	159
* Quicksilver Resources Inc.	48,527	159
* Willbros Group Inc.	15,472	153
* VAALCO Energy Inc.	22,544	150
* FuelCell Energy Inc.	72,696	142
* Vantage Drilling Co.	79,533	139
* Gastar Exploration Inc.	21,684	138
* Warren Resources Inc.	28,171	125
Alon USA Energy Inc.	9,116	122
Gulf Island Fabrication Inc.	5,722	120
* Callon Petroleum Co.	17,147	116
* Renewable Energy Group Inc.	9,007	105
* Abraxas Petroleum Corp.	31,135	105
* PetroQuest Energy Inc.	21,721	103
* Westmoreland Coal Co.	4,443	100
Dawson Geophysical Co.	3,477	100
* REX American Resources Corp.	2,084	99
Panhandle Oil and Gas Inc. Class A	2,659	98
* Endeavour International Corp.	20,207	98
* Nuverra Environmental Solutions Inc.	5,645	96
* Forest Oil Corp.	46,904	94
* Arabian American Development Co.	7,575	93
* BPZ Resources Inc.	44,902	93

7

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
	Evolution Petroleum Corp.	6,464	84
*	Miller Energy Resources Inc.	11,631	81
*	Ameresco Inc. Class A	7,452	76
*	FX Energy Inc.	20,358	76
	Equal Energy Ltd.	13,573	72
*	Mitcham Industries Inc.	4,868	70
*	Jones Energy Inc.	4,466	70
	Bolt Technology Corp.	3,290	66
*	Cal Dive International Inc.	37,324	66
	Adams Resources & Energy Inc.	804	59
*	Midstates Petroleum Co. Inc.	12,651	56
*	Isramco Inc.	350	50
*	Apco Oil and Gas International Inc.	3,483	50
*,^	Enphase Energy Inc.	6,085	49
*	Amyris Inc.	9,989	46
*	TGC Industries Inc.	5,700	36
	Hallador Energy Co.	3,311	27
*	KiOR Inc.	16,733	23
*,^	L&L Energy Inc.	12,103	20
*	ZaZa Energy Corp.	14,127	13
*	Global Geophysical Services Inc.	8,700	12
			37,086
Financial Services (23.7%)
	American Realty Capital Properties Inc.	191,230	2,809
	NorthStar Realty Finance Corp.	125,354	1,944
	CNO Financial Group Inc.	89,850	1,641
	Prosperity Bancshares Inc.	24,377	1,543
*	WEX Inc.	15,690	1,519
	FirstMerit Corp.	67,026	1,391
	Prospect Capital Corp.	125,872	1,390
	Highwoods Properties Inc.	36,205	1,365
	LaSalle Hotel Properties	41,845	1,311
	RLJ Lodging Trust	49,835	1,295
*	Stifel Financial Corp.	25,617	1,232
	Hancock Holding Co.	34,204	1,179
	First American Financial Corp.	43,592	1,174
*	MGIC Investment Corp.	130,769	1,172
	Webster Financial Corp.	36,502	1,130
	Financial Engines Inc.	19,778	1,118
*	Portfolio Recovery Associates Inc.	20,438	1,108
	EPR Properties	20,791	1,107
	Radian Group Inc.	69,658	1,083
*	Texas Capital Bancshares Inc.	16,493	1,038
	Primerica Inc.	22,963	1,029
	DCT Industrial Trust Inc.	127,586	1,011
	Sunstone Hotel Investors Inc.	74,085	1,002
	DiamondRock Hospitality Co.	78,885	996
	CubeSmart	53,683	940
	Sovran Self Storage Inc.	12,656	936
	Geo Group Inc.	28,926	932
	Healthcare Realty Trust Inc.	38,735	928
	BancorpSouth Inc.	38,435	920
	UMB Financial Corp.	14,549	907
	MarketAxess Holdings Inc.	15,137	894
	Medical Properties Trust Inc.	65,236	860
	Invesco Mortgage Capital Inc.	50,110	843
	First Industrial Realty Trust Inc.	43,526	837
	Pebblebrook Hotel Trust	24,887	827
	Lexington Realty Trust	72,324	825
	Susquehanna Bancshares Inc.	75,254	823
	Cathay General Bancorp	31,891	810
	Glacier Bancorp Inc.	29,154	809
	Umpqua Holdings Corp.	45,228	804
	Wintrust Financial Corp.	17,359	803

8

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Bank of the Ozarks Inc.	12,641	802
Iberiabank Corp.	12,037	788
Cousins Properties Inc.	68,035	786
* Zillow Inc. Class A	9,387	785
Fair Isaac Corp.	14,495	779
Apollo Investment Corp.	90,831	778
United Bankshares Inc.	26,376	776
* Euronet Worldwide Inc.	20,172	772
First Financial Bankshares Inc.	12,738	770
FNB Corp.	63,034	768
PrivateBancorp Inc.	26,374	761
EastGroup Properties Inc.	12,239	759
Chambers Street Properties	95,622	756
Ryman Hospitality Properties Inc.	17,913	756
RLI Corp.	17,229	743
* Cardtronics Inc.	18,327	743
* Strategic Hotels & Resorts Inc.	73,588	735
National Health Investors Inc.	11,908	735
Capitol Federal Financial Inc.	60,169	731
Alexander & Baldwin Inc.	17,451	726
Evercore Partners Inc. Class A	12,852	715
Colony Financial Inc.	31,262	706
* Western Alliance Bancorp	30,181	699
PennyMac Mortgage Investment Trust	28,588	695
Platinum Underwriters Holdings Ltd.	11,841	694
Janus Capital Group Inc.	60,819	681
MB Financial Inc.	22,246	679
Washington REIT	26,928	677
DuPont Fabros Technology Inc.	25,354	673
PacWest Bancorp	15,491	672
Redwood Trust Inc.	33,345	670
PS Business Parks Inc.	7,948	668
Sun Communities Inc.	14,455	666
Kennedy-Wilson Holdings Inc.	26,228	664
Trustmark Corp.	27,182	656
New Residential Investment Corp.	102,487	655
Altisource Residential Corp.	22,840	653
Symetra Financial Corp.	33,110	652
Potlatch Corp.	16,414	651
ARMOUR Residential REIT Inc.	151,631	651
* Ambac Financial Group Inc.	18,495	639
* WisdomTree Investments Inc.	40,886	637
* First Cash Financial Services Inc.	11,820	624
* Hilltop Holdings Inc.	25,360	622
Home BancShares Inc.	18,499	621
Greenhill & Co. Inc.	11,469	611
Heartland Payment Systems Inc.	14,776	598
First Financial Holdings Inc.	9,721	595
Community Bank System Inc.	16,321	595
Acadia Realty Trust	22,444	594
EverBank Financial Corp.	32,934	590
Home Loan Servicing Solutions Ltd.	28,759	590
CVB Financial Corp.	37,498	584
Old National Bancorp	41,274	579
CYS Investments Inc.	65,069	573
Glimcher Realty Trust	58,696	571
American Equity Investment Life Holding Co.	26,069	570
Equity One Inc.	24,529	569
^ Main Street Capital Corp.	15,975	561
Westamerica Bancorporation	11,041	555
Government Properties Income Trust	22,272	555
Northwest Bancshares Inc.	38,396	551
BBCN Bancorp Inc.	32,241	549
Columbia Banking System Inc.	20,921	549

9

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Investors Bancorp Inc.	20,512	544
Fifth Street Finance Corp.	54,837	539
* iStar Financial Inc.	34,563	536
LTC Properties Inc.	14,157	533
Selective Insurance Group Inc.	22,628	521
Pennsylvania REIT	27,721	520
National Penn Bancshares Inc.	48,026	519
Empire State Realty Trust Inc.	33,851	519
Pinnacle Financial Partners Inc.	14,370	518
Chesapeake Lodging Trust	19,853	517
Montpelier Re Holdings Ltd.	17,984	513
First Midwest Bancorp Inc.	30,670	511
International Bancshares Corp.	21,877	507
Capstead Mortgage Corp.	39,123	504
* Virtus Investment Partners Inc.	2,709	502
* Encore Capital Group Inc.	10,232	497
Astoria Financial Corp.	36,200	496
* Enstar Group Ltd.	3,869	484
Argo Group International Holdings Ltd.	10,868	480
AmTrust Financial Services Inc.	12,674	479
Hudson Pacific Properties Inc.	20,316	463
* BofI Holding Inc.	4,960	462
Hersha Hospitality Trust Class A	81,211	456
Cash America International Inc.	11,393	456
American Assets Trust Inc.	13,781	456
Horace Mann Educators Corp.	15,910	455
Provident Financial Services Inc.	24,491	455
Franklin Street Properties Corp.	36,017	451
FelCor Lodging Trust Inc.	51,092	445
Ramco-Gershenson Properties Trust	26,559	444
Education Realty Trust Inc.	46,821	442
Sterling Bancorp	34,284	440
Parkway Properties Inc.	23,878	440
Sterling Financial Corp.	13,895	440
Union First Market Bankshares Corp.	17,356	439
Retail Opportunity Investments Corp.	29,545	438
Sabra Health Care REIT Inc.	15,253	434
HFF Inc. Class A	13,586	433
American Capital Mortgage Investment Corp.	21,109	426
Boston Private Financial Holdings Inc.	32,590	425
NBT Bancorp Inc.	17,993	422
Advent Software Inc.	13,389	411
Solar Capital Ltd.	18,478	411
ViewPoint Financial Group Inc.	16,372	409
STAG Industrial Inc.	17,301	403
Associated Estates Realty Corp.	23,575	403
* Credit Acceptance Corp.	2,917	403
First Financial Bancorp	23,598	402
Hercules Technology Growth Capital Inc.	25,083	395
* Walter Investment Management Corp.	15,007	383
Nelnet Inc. Class A	9,334	374
Inland Real Estate Corp.	34,832	373
Park National Corp.	4,691	366
* eHealth Inc.	7,608	365
* Greenlight Capital Re Ltd. Class A	11,584	364
Renasant Corp.	12,484	363
Investors Real Estate Trust	41,245	362
National Bank Holdings Corp. Class A	18,136	356
BGC Partners Inc. Class A	52,338	356
Independent Bank Corp.	9,551	351
Infinity Property & Casualty Corp.	4,751	350
* KCG Holdings Inc. Class A	29,370	349
Chemical Financial Corp.	11,825	349
First Commonwealth Financial Corp.	40,347	344

10

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
AMERISAFE Inc.	7,605	331
* World Acceptance Corp.	3,452	331
Alexander's Inc.	876	328
Stewart Information Services Corp.	8,815	326
Kite Realty Group Trust	52,133	322
Banner Corp.	8,044	319
WesBanco Inc.	10,651	318
Triangle Capital Corp.	11,281	317
* Eagle Bancorp Inc.	9,247	317
PennantPark Investment Corp.	27,322	313
Banco Latinoamericano de Comercio Exterior SA	12,062	307
First Potomac Realty Trust	24,163	306
Hanmi Financial Corp.	13,047	306
Resource Capital Corp.	52,201	304
Northfield Bancorp Inc.	23,996	304
First Merchants Corp.	14,126	303
OFG Bancorp	18,704	299
* United Community Banks Inc.	17,871	298
Safety Insurance Group Inc.	5,331	298
Anworth Mortgage Asset Corp.	57,383	297
Summit Hotel Properties Inc.	32,004	296
EVERTEC Inc.	12,161	295
Cohen & Steers Inc.	7,787	294
Oritani Financial Corp.	18,700	293
BlackRock Kelso Capital Corp.	30,489	291
Tompkins Financial Corp.	5,997	290
New Mountain Finance Corp.	19,316	290
Golub Capital BDC Inc.	15,353	288
City Holding Co.	6,497	288
S&T Bancorp Inc.	12,282	283
Ashford Hospitality Trust Inc.	25,315	283
Wilshire Bancorp Inc.	27,396	278
RAIT Financial Trust	32,916	274
* Springleaf Holdings Inc.	9,670	272
* Forestar Group Inc.	14,292	270
* Piper Jaffray Cos.	6,386	268
Medley Capital Corp.	19,018	267
* Investment Technology Group Inc.	15,425	267
Select Income REIT	9,128	266
Flushing Financial Corp.	12,831	266
Brookline Bancorp Inc.	29,046	265
TrustCo Bank Corp. NY	39,191	265
* Ezcorp Inc. Class A	20,826	263
* Navigators Group Inc.	4,314	262
Berkshire Hills Bancorp Inc.	10,402	261
Lakeland Financial Corp.	6,848	260
Apollo Commercial Real Estate Finance Inc.	15,389	258
CoreSite Realty Corp.	8,185	255
FXCM Inc. Class A	15,085	254
TCP Capital Corp.	14,174	251
Excel Trust Inc.	19,933	250
Employers Holdings Inc.	12,657	249
* Bancorp Inc.	12,998	249
United Fire Group Inc.	8,522	247
New York Mortgage Trust Inc.	30,555	236
Apollo Residential Mortgage Inc.	13,485	235
Sandy Spring Bancorp Inc.	9,858	234
Simmons First National Corp. Class A	6,531	233
Maiden Holdings Ltd.	20,621	232
Community Trust Bancorp Inc.	5,839	231
TICC Capital Corp.	22,042	229
* PICO Holdings Inc.	8,993	226
* Capital Bank Financial Corp.	9,818	226
Dime Community Bancshares Inc.	13,349	224

11

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Cass Information Systems Inc.	4,287	223
Cardinal Financial Corp.	12,911	223
WSFS Financial Corp.	3,106	221
Chatham Lodging Trust	10,586	221
Campus Crest Communities Inc.	26,646	221
* Global Cash Access Holdings Inc.	26,204	220
State Bank Financial Corp.	12,631	215
Universal Health Realty Income Trust	5,013	213
* Ameris Bancorp	10,113	213
THL Credit Inc.	13,416	212
* Essent Group Ltd.	9,045	210
National Western Life Insurance Co. Class A	923	209
Southside Bancshares Inc.	7,062	209
* Green Dot Corp. Class A	10,205	206
AG Mortgage Investment Trust Inc.	11,052	203
Washington Trust Bancorp Inc.	5,724	201
Rouse Properties Inc.	10,534	197
* Tejon Ranch Co.	5,453	193
Getty Realty Corp.	10,008	193
HCI Group Inc.	3,959	192
Urstadt Biddle Properties Inc. Class A	9,742	191
* Flagstar Bancorp Inc.	8,425	187
1st Source Corp.	5,968	186
GAMCO Investors Inc.	2,385	186
Capital Southwest Corp.	5,325	185
Dynex Capital Inc.	21,473	184
Agree Realty Corp.	5,942	183
Terreno Realty Corp.	9,767	182
First Interstate Bancsystem Inc.	6,938	180
Monmouth Real Estate Investment Corp. Class A	18,427	178
* Cowen Group Inc. Class A	41,487	178
Cedar Realty Trust Inc.	28,612	176
Western Asset Mortgage Capital Corp.	10,565	174
* Safeguard Scientifics Inc.	8,854	174
First Busey Corp.	28,672	171
Central Pacific Financial Corp.	8,638	170
CyrusOne Inc.	7,586	169
Trico Bancshares	6,726	168
Arlington Asset Investment Corp. Class A	6,334	168
CoBiz Financial Inc.	14,989	167
Westwood Holdings Group Inc.	2,939	167
SY Bancorp Inc.	5,522	165
* Beneficial Mutual Bancorp Inc.	13,660	164
* Taylor Capital Group Inc.	6,836	161
* MoneyGram International Inc.	8,448	161
Lakeland Bancorp Inc.	14,141	160
* NewStar Financial Inc.	10,386	160
OneBeacon Insurance Group Ltd. Class A	9,644	158
Heartland Financial USA Inc.	5,863	158
German American Bancorp Inc.	5,391	156
TowneBank	10,414	156
Bancfirst Corp.	2,805	154
* Customers Bancorp Inc.	7,770	154
First Financial Corp.	4,443	153
* Third Point Reinsurance Ltd.	10,167	153
Bryn Mawr Bank Corp.	5,347	152
* Harbinger Group Inc.	13,239	150
MainSource Financial Group Inc.	8,689	150
Southwest Bancorp Inc.	8,447	149
FBL Financial Group Inc. Class A	3,513	147
United Financial Bancorp Inc.	8,336	147
* First BanCorp	28,176	147
* Gramercy Property Trust Inc.	25,238	146
Enterprise Financial Services Corp.	7,798	146

12

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Winthrop Realty Trust	12,479	145
Saul Centers Inc.	3,108	144
QTS Realty Trust Inc. Class A	5,622	144
Rockville Financial Inc.	10,863	143
Diamond Hill Investment Group Inc.	1,211	142
* RE/MAX Holdings Inc.	4,630	142
Centerstate Banks Inc.	12,895	141
* HomeTrust Bancshares Inc.	8,857	139
First Bancorp	7,581	139
Universal Insurance Holdings Inc.	10,289	137
Univest Corp. of Pennsylvania	7,126	137
BNC Bancorp	7,859	137
* Citizens Inc. Class A	18,420	135
MCG Capital Corp.	30,210	133
AmREIT Inc.	7,672	133
Hudson Valley Holding Corp.	7,013	132
Bank Mutual Corp.	19,895	132
MVC Capital Inc.	9,069	132
First of Long Island Corp.	3,382	131
Whitestone REIT	9,062	130
* DFC Global Corp.	15,827	130
Financial Institutions Inc.	5,907	130
Federal Agricultural Mortgage Corp.	4,077	128
Bridge Bancorp Inc.	4,856	128
Great Southern Bancorp Inc.	4,419	127
* Phoenix Cos. Inc.	2,452	125
Ashford Hospitality Prime Inc.	7,439	125
Fidus Investment Corp.	5,912	124
Medallion Financial Corp.	8,497	124
Washington Banking Co.	6,688	123
* Blackhawk Network Holdings Inc.	4,967	123
* Ladenburg Thalmann Financial Services Inc.	44,043	123
* Metro Bancorp Inc.	6,058	119
State Auto Financial Corp.	5,743	115
Meadowbrook Insurance Group Inc.	21,349	115
Ares Commercial Real Estate Corp.	8,364	114
First Community Bancshares Inc.	6,747	113
Park Sterling Corp.	17,178	113
Aviv REIT Inc.	4,382	111
Camden National Corp.	2,933	110
Gladstone Commercial Corp.	6,323	110
* Higher One Holdings Inc.	13,489	108
Physicians Realty Trust	8,028	108
* Walker & Dunlop Inc.	6,356	107
* Preferred Bank	4,448	107
Bank of Marin Bancorp	2,416	107
GFI Group Inc.	26,537	106
Arrow Financial Corp.	4,058	106
Yadkin Financial Corp.	5,483	105
* Pacific Premier Bancorp Inc.	6,501	103
Oppenheimer Holdings Inc. Class A	3,776	103
First Defiance Financial Corp.	3,726	103
* GSV Capital Corp.	8,292	103
Heritage Financial Corp.	5,777	102
First Connecticut Bancorp Inc.	6,472	101
CNB Financial Corp.	5,492	101
Meta Financial Group Inc.	2,360	101
Peoples Bancorp Inc.	4,099	100
OceanFirst Financial Corp.	5,245	99
Pacific Continental Corp.	6,817	98
One Liberty Properties Inc.	4,479	98
* INTL. FCStone Inc.	5,368	98
Rexford Industrial Realty Inc.	6,786	96
National Bankshares Inc.	2,670	96

13

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Crawford & Co. Class B	11,322	96
OmniAmerican Bancorp Inc.	4,369	95
* American Residential Properties Inc.	5,224	95
Citizens & Northern Corp.	4,709	94
Firsthand Technology Value Fund Inc.	3,907	93
HomeStreet Inc.	4,940	93
* Xoom Corp.	3,279	92
Charter Financial Corp.	8,672	91
Silver Bay Realty Trust Corp.	5,805	91
Baldwin & Lyons Inc.	3,520	91
Calamos Asset Management Inc. Class A	7,567	90
* SWS Group Inc.	11,038	90
Territorial Bancorp Inc.	4,049	90
Republic Bancorp Inc. Class A	3,697	89
* Suffolk Bancorp	4,410	89
KCAP Financial Inc.	10,775	88
Independent Bank Group Inc.	1,643	88
West Bancorporation Inc.	5,912	88
1st United Bancorp Inc.	11,390	88
Penns Woods Bancorp Inc.	1,908	87
* FBR & Co.	3,332	87
* Global Indemnity plc	3,318	87
* PennyMac Financial Services Inc. Class A	4,873	84
Center Bancorp Inc.	4,489	84
Home Federal Bancorp Inc.	5,522	83
* Tree.com Inc.	2,457	83
Gladstone Investment Corp.	10,091	82
Fidelity Southern Corp.	5,730	82
Bank of Kentucky Financial Corp.	2,338	82
PennantPark Floating Rate Capital Ltd.	5,747	82
Banc of California Inc.	6,379	82
* Bridge Capital Holdings	3,668	82
* Franklin Financial Corp.	4,097	81
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,617	81
Solar Senior Capital Ltd.	4,386	80
BankFinancial Corp.	8,032	80
Guaranty Bancorp	5,660	80
Peapack Gladstone Financial Corp.	4,290	80
Gladstone Capital Corp.	7,966	80
Fox Chase Bancorp Inc.	4,641	80
Consolidated-Tomoka Land Co.	2,228	79
Ames National Corp.	3,548	79
Seacoast Banking Corp. of Florida	7,290	79
National Interstate Corp.	2,532	77
* Meridian Interstate Bancorp Inc.	3,149	76
Manning & Napier Inc.	5,176	76
Sierra Bancorp	4,640	76
Kansas City Life Insurance Co.	1,529	75
JAVELIN Mortgage Investment Corp.	5,131	74
* JGWPT Holdings Inc. Class A	3,880	74
* United Community Financial Corp.	19,538	73
Horizon Bancorp	3,315	72
* AV Homes Inc.	3,598	71
Armada Hoffler Properties Inc.	7,242	71
Merchants Bancshares Inc.	2,134	70
* NewBridge Bancorp	9,624	69
* Kearny Financial Corp.	5,465	69
UMH Properties Inc.	7,346	68
* Capital City Bank Group Inc.	4,757	67
Mercantile Bank Corp.	3,318	67
MidWestOne Financial Group Inc.	2,582	67
Stellus Capital Investment Corp.	4,593	67
American National Bankshares Inc.	2,995	67
* First Security Group Inc.	30,287	65

14

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
First Financial Northwest Inc.	6,264	65
* CU Bancorp	3,583	65
Heritage Commerce Corp.	7,939	64
ESB Financial Corp.	4,892	64
Tower Group International Ltd.	22,949	63
* Consumer Portfolio Services Inc.	8,101	63
Nicholas Financial Inc.	3,919	62
* Regional Management Corp.	2,047	62
* Heritage Oaks Bancorp	7,691	61
Northrim BanCorp Inc.	2,479	61
NGP Capital Resources Co.	7,907	60
First Bancorp Inc.	3,640	60
Bar Harbor Bankshares	1,500	57
* Farmers Capital Bank Corp.	2,848	56
* Planet Payment Inc.	16,199	55
Westfield Financial Inc.	7,259	55
LCNB Corp.	3,141	55
MidSouth Bancorp Inc.	3,136	55
Provident Financial Holdings Inc.	3,497	54
* Sun Bancorp Inc.	15,416	54
* BBX Capital Corp.	2,749	53
Enterprise Bancorp Inc.	2,758	53
* First NBC Bank Holding Co.	1,588	53
EMC Insurance Group Inc.	1,714	52
* Home Bancorp Inc.	2,470	51
* Intervest Bancshares Corp. Class A	6,822	51
Pzena Investment Management Inc. Class A	4,329	50
* UCP Inc.	3,107	49
* Macatawa Bank Corp.	9,047	48
* Stonegate Mortgage Corp.	3,259	47
Access National Corp.	2,784	47
Century Bancorp Inc. Class A	1,296	47
* Marcus & Millichap Inc.	2,754	46
Horizon Technology Finance Corp.	3,135	46
C&F Financial Corp.	1,244	46
* Hallmark Financial Services Inc.	5,369	45
JMP Group Inc.	6,033	44
* CommunityOne Bancorp	4,008	44
Resource America Inc. Class A	4,631	44
Gain Capital Holdings Inc.	4,195	43
Clifton Savings Bancorp Inc.	3,271	43
* Blue Capital Reinsurance Holdings Ltd.	2,495	43
Ellington Residential Mortgage REIT	2,460	42
Independence Holding Co.	3,006	41
NASB Financial Inc.	1,595	40
Chemung Financial Corp.	1,373	40
Donegal Group Inc. Class A	2,800	40
Investors Title Co.	502	39
ESSA Bancorp Inc.	3,424	38
Hingham Institution for Savings	487	38
WhiteHorse Finance Inc.	2,578	38
ZAIS Financial Corp.	2,175	38
Middleburg Financial Corp.	2,028	37
Silvercrest Asset Management Group Inc. Class A	2,212	37
* Imperial Holdings Inc.	6,577	36
* Tristate Capital Holdings Inc.	2,501	35
Garrison Capital Inc.	2,289	33
* Waterstone Financial Inc.	3,080	33
* ConnectOne Bancorp Inc.	673	32
Capitala Finance Corp.	1,597	32
Griffin Land & Nurseries Inc.	1,003	31
Doral Financial Corp.	2,488	29
* VantageSouth Bancshares Inc.	4,593	28
First Marblehead Corp.	3,480	24

15

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Palmetto Bancshares Inc.	1,701	23
	Intersections Inc.	3,606	22
*	Health Insurance Innovations Inc. Class A	1,714	22
*	Hampton Roads Bankshares Inc.	12,853	21
	CIFC Corp.	2,624	21
	RCS Capital Corp.	789	18
*	Fortegra Financial Corp.	2,448	17
	California First National Bancorp	940	14
*	Cascade Bancorp	2,455	12
*	First Federal Bancshares of Arkansas Inc.	1,106	10
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	782	3
			162,542
Health Care (14.2%)
*	athenahealth Inc.	14,858	2,881
*	Isis Pharmaceuticals Inc.	45,422	2,317
*	Alnylam Pharmaceuticals Inc.	23,503	1,909
*	Align Technology Inc.	29,578	1,548
*	Cepheid Inc.	27,042	1,451
*	NPS Pharmaceuticals Inc.	40,433	1,414
*	Centene Corp.	21,931	1,397
*	Medidata Solutions Inc.	21,430	1,374
*	DexCom Inc.	28,528	1,287
	West Pharmaceutical Services Inc.	27,972	1,275
	Questcor Pharmaceuticals Inc.	20,906	1,270
*	Team Health Holdings Inc.	27,679	1,246
*	PAREXEL International Corp.	22,908	1,227
*	Intercept Pharmaceuticals Inc.	2,901	1,191
	HealthSouth Corp.	35,146	1,149
	STERIS Corp.	23,759	1,096
*	InterMune Inc.	36,042	1,083
*	WellCare Health Plans Inc.	17,512	1,083
*	Celldex Therapeutics Inc.	36,195	1,058
*	Puma Biotechnology Inc.	8,982	1,044
*	Insulet Corp.	21,593	1,024
*	Synageva BioPharma Corp.	7,736	887
	Owens & Minor Inc.	25,520	886
*	Pacira Pharmaceuticals Inc.	11,049	864
*	Thoratec Corp.	23,107	858
*	Air Methods Corp.	15,752	851
*	MWI Veterinary Supply Inc.	5,164	841
*	ACADIA Pharmaceuticals Inc.	28,093	795
*	Medicines Co.	25,504	779
*	Cyberonics Inc.	11,222	768
*	Haemonetics Corp.	20,586	751
*,^	Opko Health Inc.	76,332	727
*	HMS Holdings Corp.	35,343	723
*	Impax Laboratories Inc.	27,827	717
*	Acadia Healthcare Co. Inc.	14,458	715
*	Magellan Health Services Inc.	10,980	671
*	NuVasive Inc.	18,086	665
*	Nektar Therapeutics	50,513	648
*	HeartWare International Inc.	6,657	639
*	Aegerion Pharmaceuticals Inc.	11,612	636
*	Neogen Corp.	14,603	633
*	Ironwood Pharmaceuticals Inc. Class A	42,929	623
*	Auxilium Pharmaceuticals Inc.	20,109	618
	Chemed Corp.	7,233	612
*	MedAssets Inc.	25,044	608
*	Acorda Therapeutics Inc.	16,494	604
*	Akorn Inc.	23,337	603
*	Prestige Brands Holdings Inc.	20,698	590
*	Clovis Oncology Inc.	7,356	586
*	Keryx Biopharmaceuticals Inc.	36,055	579
*,^	Arena Pharmaceuticals Inc.	88,515	576

16

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Amsurg Corp. Class A	13,108	575
* ImmunoGen Inc.	34,384	564
* ArthroCare Corp.	11,584	559
* Exelixis Inc.	78,480	554
* Halozyme Therapeutics Inc.	38,899	548
* Globus Medical Inc.	22,432	531
CONMED Corp.	11,313	527
* Emeritus Corp.	16,425	518
* WebMD Health Corp.	11,659	518
* Wright Medical Group Inc.	16,192	515
* Masimo Corp.	19,861	507
* Ligand Pharmaceuticals Inc.	7,268	507
* Hanger Inc.	14,124	501
* Spectranetics Corp.	16,583	497
* Fluidigm Corp.	10,494	492
PDL BioPharma Inc.	56,734	486
* Novavax Inc.	75,223	481
* Neurocrine Biosciences Inc.	27,213	480
Kindred Healthcare Inc.	22,134	479
* Volcano Corp.	22,272	478
* Dyax Corp.	48,914	473
Analogic Corp.	4,985	470
* ExamWorks Group Inc.	12,463	453
* Sangamo BioSciences Inc.	24,454	445
* ABIOMED Inc.	15,773	445
* Molina Healthcare Inc.	11,622	438
* Sarepta Therapeutics Inc.	14,997	435
Cantel Medical Corp.	13,383	433
* Integra LifeSciences Holdings Corp.	9,136	430
* Greatbatch Inc.	9,776	424
* Omnicell Inc.	14,109	406
* Raptor Pharmaceutical Corp.	24,675	391
* Exact Sciences Corp.	28,803	387
* MannKind Corp.	61,466	380
* Cardiovascular Systems Inc.	10,528	368
Meridian Bioscience Inc.	17,020	355
* IPC The Hospitalist Co. Inc.	6,844	351
* Endologix Inc.	25,811	348
* Abaxis Inc.	9,093	345
* Cadence Pharmaceuticals Inc.	24,408	341
* NxStage Medical Inc.	24,560	341
* Quidel Corp.	11,540	323
* Lannett Co. Inc.	7,522	323
Ensign Group Inc.	7,986	316
Computer Programs & Systems Inc.	4,600	315
* ICU Medical Inc.	5,347	309
* Idenix Pharmaceuticals Inc.	45,304	309
* Capital Senior Living Corp.	11,921	303
* Natus Medical Inc.	12,026	302
* Geron Corp.	62,521	297
* Infinity Pharmaceuticals Inc.	18,946	297
* NewLink Genetics Corp.	6,636	293
* Insmed Inc.	14,511	290
* Orexigen Therapeutics Inc.	41,798	290
* Momenta Pharmaceuticals Inc.	19,495	289
Quality Systems Inc.	16,309	285
* Luminex Corp.	15,332	283
* PharMerica Corp.	11,752	283
* Accelrys Inc.	22,099	276
* Accuray Inc.	29,327	275
* Depomed Inc.	22,357	269
* Emergent Biosolutions Inc.	10,857	269
* AMN Healthcare Services Inc.	19,095	266
* Horizon Pharma Inc.	21,609	264

17

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	MiMedx Group Inc.	36,234	259
*	XOMA Corp.	30,805	258
*	Bio-Reference Labs Inc.	10,077	255
*	Merit Medical Systems Inc.	16,823	254
	Invacare Corp.	12,666	251
*	TherapeuticsMD Inc.	36,188	249
*	AVANIR Pharmaceuticals Inc.	59,650	248
*	Furiex Pharmaceuticals Inc.	2,679	248
*	Vivus Inc.	41,034	247
*	Array BioPharma Inc.	51,134	246
*	Cambrex Corp.	11,883	238
*	KYTHERA Biopharmaceuticals Inc.	4,742	237
*	Cynosure Inc. Class A	7,578	233
	National Healthcare Corp.	4,492	231
*	Affymetrix Inc.	28,133	217
	Select Medical Holdings Corp.	19,253	216
*	Healthways Inc.	14,150	212
*	Amedisys Inc.	12,451	211
*	Spectrum Pharmaceuticals Inc.	24,898	208
*	Corvel Corp.	4,513	208
*,^	Rockwell Medical Inc.	16,273	207
*	Prothena Corp. plc	5,729	206
*	Staar Surgical Co.	14,539	206
*	Accretive Health Inc.	24,619	204
*	Anacor Pharmaceuticals Inc.	10,713	204
*	AtriCure Inc.	9,753	203
*	Merrimack Pharmaceuticals Inc.	40,574	202
*	Cell Therapeutics Inc.	51,821	200
*	Vanda Pharmaceuticals Inc.	13,123	199
*	Antares Pharma Inc.	44,605	198
*	Anika Therapeutics Inc.	5,030	198
*	Tornier NV	10,289	198
*	TESARO Inc.	5,955	197
*	Dynavax Technologies Corp.	104,789	195
*	Synergy Pharmaceuticals Inc.	31,875	193
*	Hi-Tech Pharmacal Co. Inc.	4,400	191
*	Dendreon Corp.	66,192	191
*	Repligen Corp.	12,606	189
*	Repros Therapeutics Inc.	9,527	186
*	Genomic Health Inc.	7,040	186
*	Vascular Solutions Inc.	7,057	184
	Landauer Inc.	3,768	183
*,^	Unilife Corp.	39,292	182
	Atrion Corp.	620	179
*	Chelsea Therapeutics International Ltd.	31,295	179
*	Cerus Corp.	27,587	178
*	AMAG Pharmaceuticals Inc.	8,536	177
*	GenMark Diagnostics Inc.	14,185	177
*	BioScrip Inc.	24,011	171
*	Orthofix International NV	7,700	171
*	Zogenix Inc.	39,288	171
*	Lexicon Pharmaceuticals Inc.	94,027	168
*	Omeros Corp.	12,503	167
*	Galena Biopharma Inc.	41,003	162
*	AngioDynamics Inc.	10,392	160
*	Sagent Pharmaceuticals Inc.	7,542	160
	US Physical Therapy Inc.	4,777	158
*	Triple-S Management Corp. Class B	9,371	157
*	Endocyte Inc.	11,907	157
*	Symmetry Medical Inc.	14,412	152
*	OraSure Technologies Inc.	21,522	149
*	SurModics Inc.	5,819	145
*	PTC Therapeutics Inc.	4,582	144
*	Zeltiq Aesthetics Inc.	7,533	143

18

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* BioDelivery Sciences International Inc.	15,039	141
* Albany Molecular Research Inc.	8,940	139
* XenoPort Inc.	22,086	138
* Immunomedics Inc.	29,010	138
* ZIOPHARM Oncology Inc.	32,096	137
* Surgical Care Affiliates Inc.	4,487	136
* Receptos Inc.	2,942	136
* Acceleron Pharma Inc.	2,873	135
* Achillion Pharmaceuticals Inc.	37,989	133
* Gentiva Health Services Inc.	12,388	133
* Insys Therapeutics Inc.	1,929	130
* Progenics Pharmaceuticals Inc.	27,625	129
* Peregrine Pharmaceuticals Inc.	69,986	127
* Pacific Biosciences of California Inc.	18,927	126
* Karyopharm Therapeutics Inc.	3,120	125
* Synta Pharmaceuticals Corp.	19,942	123
* Cytokinetics Inc.	12,409	122
* Providence Service Corp.	4,565	121
* Intrexon Corp.	4,610	120
* Ophthotech Corp.	3,536	119
CryoLife Inc.	11,822	118
* Sequenom Inc.	49,045	116
* Rigel Pharmaceuticals Inc.	33,215	114
* Derma Sciences Inc.	7,763	114
* Curis Inc.	37,160	113
Universal American Corp.	14,687	110
* Sciclone Pharmaceuticals Inc.	23,407	109
* LHC Group Inc.	4,597	108
* Cross Country Healthcare Inc.	10,341	108
* Portola Pharmaceuticals Inc.	4,395	107
* AcelRx Pharmaceuticals Inc.	9,120	104
* Chindex International Inc.	5,392	104
* Osiris Therapeutics Inc.	6,560	100
* Hyperion Therapeutics Inc.	3,202	99
* Foundation Medicine Inc.	2,743	98
* Five Star Quality Care Inc.	16,515	96
* Relypsa Inc.	2,423	96
* Stemline Therapeutics Inc.	3,665	95
* Tandem Diabetes Care Inc.	3,673	95
* TearLab Corp.	11,483	92
* Verastem Inc.	6,768	90
* Threshold Pharmaceuticals Inc.	17,947	90
* Ampio Pharmaceuticals Inc.	12,521	89
* Cempra Inc.	7,818	89
* Navidea Biopharmaceuticals Inc.	47,323	88
* Almost Family Inc.	3,152	86
* Agios Pharmaceuticals Inc.	2,739	86
* Exactech Inc.	3,563	83
Pozen Inc.	10,283	82
* Epizyme Inc.	2,712	81
* Sunesis Pharmaceuticals Inc.	12,334	81
* RTI Surgical Inc.	21,448	81
* MacroGenics Inc.	2,295	80
* Tetraphase Pharmaceuticals Inc.	5,673	77
* Supernus Pharmaceuticals Inc.	7,657	77
* Cytori Therapeutics Inc.	24,075	76
* Accelerate Diagnostics Inc.	4,889	72
* LDR Holding Corp.	2,294	72
* ChemoCentryx Inc.	9,370	71
* Aerie Pharmaceuticals Inc.	3,084	71
* Bluebird Bio Inc.	2,739	70
Utah Medical Products Inc.	1,260	69
* Durata Therapeutics Inc.	4,942	68
* Corcept Therapeutics Inc.	20,127	66

19

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Chimerix Inc.	3,236	65
* OncoMed Pharmaceuticals Inc.	1,858	64
* Merge Healthcare Inc.	24,889	62
* Aratana Therapeutics Inc.	2,653	62
* OncoGenex Pharmaceutical Inc.	5,589	62
* Addus HomeCare Corp.	2,083	60
* Cutera Inc.	5,591	60
* National Research Corp. Class A	3,354	59
* Alliance HealthCare Services Inc.	1,904	57
* Oxford Immunotec Global plc	2,460	55
* Nanosphere Inc.	21,884	53
* Targacept Inc.	10,639	52
* Fibrocell Science Inc.	9,024	51
* Enanta Pharmaceuticals Inc.	1,385	51
* Arqule Inc.	22,618	51
* BioTime Inc.	14,076	51
* MEI Pharma Inc.	5,522	48
* Harvard Bioscience Inc.	9,725	47
* Sucampo Pharmaceuticals Inc. Class A	5,222	47
* SIGA Technologies Inc.	14,256	46
* NeoGenomics Inc.	12,536	45
* Regulus Therapeutics Inc.	3,989	45
* Vical Inc.	28,951	44
* Alimera Sciences Inc.	6,464	43
* Medical Action Industries Inc.	5,542	41
* TG Therapeutics Inc.	6,075	40
* Biolase Inc.	12,281	38
* AVEO Pharmaceuticals Inc.	19,780	37
* OvaScience Inc.	3,420	37
* Skilled Healthcare Group Inc.	7,559	36
* Alphatec Holdings Inc.	23,628	33
* Veracyte Inc.	2,013	32
* Five Prime Therapeutics Inc.	2,241	31
* Amicus Therapeutics Inc.	11,587	29
* BIND Therapeutics Inc.	2,113	29
* Esperion Therapeutics Inc.	1,837	29
* Coronado Biosciences Inc.	9,974	28
* Conatus Pharmaceuticals Inc.	2,405	27
* Pernix Therapeutics Holdings	6,676	24
* Cellular Dynamics International Inc.	1,542	23
* Onconova Therapeutics Inc.	2,382	20
* GTx Inc.	9,999	17
National Research Corp. Class B	386	15
Enzon Pharmaceuticals Inc.	14,000	13
* Harvard Apparatus Regenerative Technology Inc.	2,431	12
* KaloBios Pharmaceuticals Inc.	3,417	11
* USMD Holdings Inc.	413	6
* Cubist Pharmaceutic-CVR	7,558	6
		97,025
Materials & Processing (7.2%)
Acuity Brands Inc.	17,325	2,444
PolyOne Corp.	40,185	1,507
Belden Inc.	17,806	1,284
CLARCOR Inc.	20,020	1,160
Axiall Corp.	28,128	1,138
* USG Corp.	30,980	1,095
Sensient Technologies Corp.	20,165	1,057
* Louisiana-Pacific Corp.	56,154	1,055
* KapStone Paper and Packaging Corp.	33,038	1,050
Watsco Inc.	10,490	1,032
HB Fuller Co.	20,311	985
* Chemtura Corp.	39,614	980
Commercial Metals Co.	47,255	914
Worthington Industries Inc.	21,371	852

20

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Olin Corp.	32,425	849
* Graphic Packaging Holding Co.	79,841	818
Minerals Technologies Inc.	14,131	756
* Texas Industries Inc.	8,853	752
* Beacon Roofing Supply Inc.	19,677	744
Mueller Industries Inc.	11,406	713
* Stillwater Mining Co.	48,199	653
* Polypore International Inc.	18,807	651
Mueller Water Products Inc. Class A	64,205	620
Schweitzer-Mauduit International Inc.	12,678	610
Balchem Corp.	12,053	609
* RBC Bearings Inc.	9,403	604
Simpson Manufacturing Co. Inc.	16,598	587
* Resolute Forest Products Inc.	28,464	583
* Berry Plastics Group Inc.	22,716	553
* Trex Co. Inc.	7,014	549
* Clearwater Paper Corp.	8,402	536
Kaiser Aluminum Corp.	7,551	533
PH Glatfelter Co.	17,508	531
Globe Specialty Metals Inc.	26,344	523
AMCOL International Corp.	11,329	503
Innophos Holdings Inc.	8,971	493
Stepan Co.	7,714	469
Interface Inc. Class A	24,279	468
Hecla Mining Co.	136,087	460
* Coeur Mining Inc.	41,745	459
Universal Forest Products Inc.	8,160	455
* Calgon Carbon Corp.	21,993	443
* Cabot Microelectronics Corp.	9,854	435
A Schulman Inc.	12,054	419
Innospec Inc.	9,617	418
Quaker Chemical Corp.	5,356	414
OM Group Inc.	13,073	413
* Headwaters Inc.	30,340	404
Apogee Enterprises Inc.	11,769	403
* Ferro Corp.	29,933	393
* Rexnord Corp.	12,538	376
* Kraton Performance Polymers Inc.	13,478	374
* Horsehead Holding Corp.	20,125	358
* RTI International Metals Inc.	12,882	350
* AK Steel Holding Corp.	55,765	346
AAON Inc.	11,556	345
Koppers Holdings Inc.	8,475	335
* Intrepid Potash Inc.	22,616	335
Neenah Paper Inc.	6,630	333
* Molycorp Inc.	60,322	315
Quanex Building Products Corp.	15,396	299
US Silica Holdings Inc.	8,890	292
Deltic Timber Corp.	4,602	290
Wausau Paper Corp.	20,454	271
* Nortek Inc.	3,742	271
Schnitzer Steel Industries Inc.	10,632	270
American Vanguard Corp.	11,784	262
* LSB Industries Inc.	7,890	258
Tredegar Corp.	10,188	254
Comfort Systems USA Inc.	15,438	254
Haynes International Inc.	5,119	254
Materion Corp.	8,567	253
Myers Industries Inc.	11,730	252
* Century Aluminum Co.	20,347	241
* Gibraltar Industries Inc.	12,139	224
* Allied Nevada Gold Corp.	40,603	212
Griffon Corp.	16,424	204
Aceto Corp.	10,838	198

21

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
LB Foster Co. Class A	4,022	187
* Zoltek Cos. Inc.	10,884	182
* OMNOVA Solutions Inc.	18,619	177
* Rentech Inc.	89,388	168
* Builders FirstSource Inc.	18,980	163
Zep Inc.	8,835	155
* Taminco Corp.	6,763	154
* US Concrete Inc.	5,598	152
* PGT Inc.	13,127	152
* NCI Building Systems Inc.	8,830	151
Insteel Industries Inc.	7,557	150
FutureFuel Corp.	8,602	149
* Unifi Inc.	5,910	146
* Boise Cascade Co.	4,874	144
* Northwest Pipe Co.	4,027	143
NN Inc.	7,265	140
Hawkins Inc.	3,728	133
Dynamic Materials Corp.	5,232	109
* Patrick Industries Inc.	2,541	107
* Landec Corp.	10,261	105
Olympic Steel Inc.	3,478	96
* Universal Stainless & Alloy Products Inc.	2,650	88
* Ur-Energy Inc.	46,261	80
* AEP Industries Inc.	1,854	79
* Ply Gem Holdings Inc.	6,017	77
Chase Corp.	2,456	74
Gold Resource Corp.	14,369	74
* Stock Building Supply Holdings Inc.	3,228	72
* Paramount Gold and Silver Corp.	52,554	71
LSI Industries Inc.	8,210	68
Ampco-Pittsburgh Corp.	3,222	66
Oil-Dri Corp. of America	1,840	61
Culp Inc.	3,111	60
* Uranium Energy Corp.	32,588	59
Noranda Aluminum Holding Corp.	12,849	55
* UFP Technologies Inc.	2,124	54
Global Brass & Copper Holdings Inc.	3,066	52
* Midway Gold Corp.	42,774	51
* Penford Corp.	3,664	49
* Shiloh Industries Inc.	2,377	46
KMG Chemicals Inc.	3,121	46
United States Lime & Minerals Inc.	742	42
* Handy & Harman Ltd.	2,079	38
* Marrone Bio Innovations Inc.	2,190	32
NL Industries Inc.	2,572	29
* General Moly Inc.	21,888	26
Omega Flex Inc.	1,113	25
* BlueLinx Holdings Inc.	13,241	19
Compx International Inc.	443	5
		48,963
Other (0.0%)
* Rice Energy Inc.	6,058	145
* Ultragenyx Pharmaceutical Inc.	429	24
* Nimble Storage Inc.	482	23
* Inogen Inc.	1,080	19
* Varonis Systems Inc.	350	16
* Malibu Boats Inc. Class A	725	13
* Care.com Inc.	426	8
* Dicerna Pharmaceuticals Inc.	143	5
* Concert Pharmaceuticals Inc.	350	5
* Egalet Corp.	210	3
* Cubist Pharmaceuticals, Inc. CVR	13,664	2
* Auspex Pharmaceuticals Inc.	71	2
* Omthera Pharmaceuticals Inc. CVR	2,012	1

22

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
		266
Producer Durables (14.1%)
* CoStar Group Inc.	11,541	2,320
* Middleby Corp.	7,601	2,254
HEICO Corp.	26,831	1,669
* Teledyne Technologies Inc.	15,111	1,481
EnerSys Inc.	19,461	1,383
* Spirit Airlines Inc.	24,384	1,377
* Esterline Technologies Corp.	12,651	1,363
MAXIMUS Inc.	27,530	1,316
* Darling International Inc.	64,027	1,292
Curtiss-Wright Corp.	18,885	1,287
EMCOR Group Inc.	27,045	1,265
Woodward Inc.	27,708	1,208
Generac Holdings Inc.	20,777	1,184
* Moog Inc. Class A	18,326	1,135
Bristow Group Inc.	14,622	1,135
Deluxe Corp.	20,594	1,040
Actuant Corp. Class A	29,491	1,034
* Chart Industries Inc.	12,218	1,021
Corporate Executive Board Co.	13,546	1,013
* MasTec Inc.	23,979	982
* Advisory Board Co.	14,319	918
Convergys Corp.	42,423	868
Applied Industrial Technologies Inc.	16,989	867
Littelfuse Inc.	8,952	845
* Electronics For Imaging Inc.	18,885	842
Barnes Group Inc.	21,748	836
Franklin Electric Co. Inc.	19,179	836
* JetBlue Airways Corp.	94,439	834
* Swift Transportation Co.	34,007	828
* Tetra Tech Inc.	26,352	761
Healthcare Services Group Inc.	27,697	746
Scorpio Tankers Inc.	74,661	731
Watts Water Technologies Inc. Class A	11,576	713
* Mobile Mini Inc.	15,691	706
United Stationers Inc.	16,426	700
* Orbital Sciences Corp.	24,052	684
Herman Miller Inc.	23,784	670
HNI Corp.	18,437	655
UniFirst Corp.	5,949	653
* On Assignment Inc.	18,655	642
ABM Industries Inc.	22,239	628
General Cable Corp.	20,182	621
* Huron Consulting Group Inc.	9,331	617
* XPO Logistics Inc.	19,461	612
TAL International Group Inc.	13,733	608
* EnPro Industries Inc.	8,486	608
* TriMas Corp.	18,016	606
* PHH Corp.	23,259	605
Allegiant Travel Co. Class A	6,093	605
Brink's Co.	19,567	595
Mine Safety Appliances Co.	11,510	592
* WageWorks Inc.	10,006	592
* Hub Group Inc. Class A	15,036	587
Granite Construction Inc.	15,521	571
* Itron Inc.	16,044	562
Aircastle Ltd.	27,919	550
* Proto Labs Inc.	6,964	542
Raven Industries Inc.	14,578	533
Forward Air Corp.	12,102	524

23

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Gulfmark Offshore Inc.	10,948	519
Knight Transportation Inc.	24,107	518
Steelcase Inc. Class A	34,574	514
* Korn/Ferry International	19,857	504
CIRCOR International Inc.	7,038	504
Brady Corp. Class A	18,737	501
* OSI Systems Inc.	8,095	498
G&K Services Inc. Class A	7,839	491
Werner Enterprises Inc.	18,745	485
* FTI Consulting Inc.	16,402	479
* TrueBlue Inc.	16,710	476
AAR Corp.	16,277	470
AZZ Inc.	10,444	463
* GenCorp Inc.	24,846	463
* GrafTech International Ltd.	47,561	461
Tennant Co.	7,521	461
MTS Systems Corp.	6,485	460
Primoris Services Corp.	14,446	452
Lindsay Corp.	5,272	447
Briggs & Stratton Corp.	19,602	447
* Advanced Energy Industries Inc.	16,149	443
Encore Wire Corp.	8,468	443
Kaman Corp.	11,096	441
Ship Finance International Ltd.	23,123	435
Hyster-Yale Materials Handling Inc.	4,308	435
* Greenbrier Cos. Inc.	10,111	425
* Ascent Capital Group Inc. Class A	5,775	424
Matson Inc.	17,390	419
* Astronics Corp.	6,247	418
Albany International Corp.	11,485	414
Titan International Inc.	21,836	414
Cubic Corp.	7,956	414
* Taser International Inc.	21,186	407
* FARO Technologies Inc.	7,045	405
* Rush Enterprises Inc. Class A	14,151	405
* H&E Equipment Services Inc.	12,227	400
* DXP Enterprises Inc.	3,893	396
Altra Industrial Motion Corp.	11,129	394
* Dycom Industries Inc.	13,506	390
ESCO Technologies Inc.	10,814	388
* Measurement Specialties Inc.	6,342	387
Heartland Express Inc.	18,937	386
Exponent Inc.	5,378	383
* Wabash National Corp.	28,198	381
* Tutor Perini Corp.	15,252	376
* ExlService Holdings Inc.	13,413	375
Sun Hydraulics Corp.	8,855	375
* Aegion Corp. Class A	15,970	370
* Wesco Aircraft Holdings Inc.	16,879	366
* Team Inc.	8,424	364
UTi Worldwide Inc.	36,816	362
* Navigant Consulting Inc.	20,759	362
John Bean Technologies Corp.	11,930	360
Arkansas Best Corp.	10,623	353
* Saia Inc.	9,990	345
Astec Industries Inc.	8,397	338
McGrath RentCorp	10,275	333
* ICF International Inc.	8,169	330
* Federal Signal Corp.	25,682	330
Badger Meter Inc.	5,943	326
* Sykes Enterprises Inc.	16,226	319
^ Textainer Group Holdings Ltd.	8,755	319
* Atlas Air Worldwide Holdings Inc.	10,544	318
Nordic American Tankers Ltd.	29,997	317

24

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
	US Ecology Inc.	8,586	308
	Knoll Inc.	19,813	308
*	Monster Worldwide Inc.	38,681	308
*	YRC Worldwide Inc.	11,605	304
*	Engility Holdings Inc.	7,179	300
	Standex International Corp.	5,252	290
*	Modine Manufacturing Co.	19,582	290
	Kelly Services Inc. Class A	11,144	280
	American Railcar Industries Inc.	3,991	276
*	ACCO Brands Corp.	46,648	276
	SkyWest Inc.	21,520	273
*	Thermon Group Holdings Inc.	11,223	273
	Insperity Inc.	9,242	270
*	Liquidity Services Inc.	10,219	262
	GasLog Ltd.	12,104	255
*	Blount International Inc.	20,415	250
	Powell Industries Inc.	3,644	248
*	Hawaiian Holdings Inc.	20,547	247
	Gorman-Rupp Co.	7,844	247
	Kimball International Inc. Class B	12,720	239
	Kforce Inc.	10,713	235
	Resources Connection Inc.	16,993	233
*	Advanced Emissions Solutions Inc.	4,292	231
	Quad/Graphics Inc.	10,244	229
*	ServiceSource International Inc.	25,108	229
*	Aerovironment Inc.	7,329	229
*	RPX Corp.	13,506	216
*	PHI Inc.	4,977	200
*	Columbus McKinnon Corp.	7,719	197
*	Republic Airways Holdings Inc.	20,399	195
	Barrett Business Services Inc.	2,785	195
*	Great Lakes Dredge & Dock Corp.	23,501	194
*	MYR Group Inc.	8,299	193
*	TeleTech Holdings Inc.	7,881	190
*	Park-Ohio Holdings Corp.	3,474	183
	Marten Transport Ltd.	9,265	181
	Celadon Group Inc.	7,948	180
	Forrester Research Inc.	4,968	180
	Kadant Inc.	4,436	178
*	Furmanite Corp.	14,797	175
*	Roadrunner Transportation Systems Inc.	7,364	173
*	GP Strategies Corp.	5,806	169
*	CAI International Inc.	6,794	165
	Multi-Color Corp.	4,848	164
	Ennis Inc.	10,350	164
*	SP Plus Corp.	6,012	158
	Argan Inc.	5,432	155
	Douglas Dynamics Inc.	9,413	152
*	Mistras Group Inc.	6,809	150
*	Lydall Inc.	7,295	148
	Alamo Group Inc.	2,802	147
	Electro Rent Corp.	8,001	145
	Heidrick & Struggles International Inc.	7,670	141
*	Layne Christensen Co.	7,844	139
*	InnerWorkings Inc.	17,543	138
	Graham Corp.	3,959	138
	Knightsbridge Tankers Ltd.	13,176	136
*	Pacer International Inc.	15,155	136
*	Kratos Defense & Security Solutions Inc.	17,387	136
*	CBIZ Inc.	14,648	134
	Global Power Equipment Group Inc.	7,278	133
*	Air Transport Services Group Inc.	20,519	131
*	Ducommun Inc.	4,541	126
*,^	ExOne Co.	2,650	123

25

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Orion Marine Group Inc.	10,485	118
*	Dice Holdings Inc.	16,079	118
	FreightCar America Inc.	4,608	118
*	Titan Machinery Inc.	7,418	117
*	Maxwell Technologies Inc.	11,220	115
	Ceco Environmental Corp.	7,092	115
*	Echo Global Logistics Inc.	7,047	112
	Teekay Tankers Ltd. Class A	23,717	111
	NACCO Industries Inc. Class A	1,873	110
*	Quality Distribution Inc.	8,099	104
	CDI Corp.	5,377	98
*	AM Castle & Co.	6,672	98
*	Zygo Corp.	6,341	96
	Houston Wire & Cable Co.	6,825	95
*	CRA International Inc.	3,877	91
*	Patriot Transportation Holding Inc.	2,498	89
	Mesa Laboratories Inc.	1,013	89
*,^	Frontline Ltd.	19,639	87
*	Energy Recovery Inc.	18,863	85
*	Commercial Vehicle Group Inc.	9,240	82
*	Odyssey Marine Exploration Inc.	37,460	82
*	Vishay Precision Group Inc.	4,710	81
*	Manitex International Inc.	5,289	79
*	Casella Waste Systems Inc. Class A	14,725	79
	Twin Disc Inc.	3,171	79
	Miller Industries Inc.	4,281	77
	VSE Corp.	1,572	76
	Spartan Motors Inc.	12,998	74
*	Vicor Corp.	6,740	73
	Schawk Inc. Class A	5,135	72
	Marlin Business Services Corp.	3,144	68
*	Accuride Corp.	15,277	67
*	Performant Financial Corp.	8,514	67
*	PRGX Global Inc.	10,994	66
	Hardinge Inc.	4,483	66
*	Xerium Technologies Inc.	4,159	66
	International Shipholding Corp.	2,129	65
*	Power Solutions International Inc.	854	63
	Hurco Cos. Inc.	2,460	62
*	Heritage-Crystal Clean Inc.	3,367	61
	Preformed Line Products Co.	980	61
*	Sterling Construction Co. Inc.	6,333	60
	Hackett Group Inc.	10,013	59
*	LMI Aerospace Inc.	3,952	59
*	Tecumseh Products Co. Class A	7,042	56
	Universal Truckload Services Inc.	2,056	53
*	PMFG Inc.	7,974	52
*	Global Sources Ltd.	7,212	49
*	TRC Cos. Inc.	6,173	43
*	Control4 Corp.	1,819	38
*	American Superconductor Corp.	19,340	36
*	API Technologies Corp.	12,302	34
*	Erickson Air-Crane Inc.	1,437	31
*	Ultrapetrol Bahamas Ltd.	8,145	27
*	Swisher Hygiene Inc.	43,379	21
*	GSE Holding Inc.	3,081	2
			96,850
Technology (14.5%)
*	SunEdison Inc.	107,368	1,971
*	PTC Inc.	48,377	1,902
*	Ultimate Software Group Inc.	11,180	1,856
*	Aspen Technology Inc.	37,897	1,779
	FEI Co.	16,885	1,733
*	ARRIS Group Inc.	47,116	1,352

26

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Cognex Corp.	35,018	1,319
* CommVault Systems Inc.	18,797	1,295
* Yelp Inc. Class A	13,172	1,244
* Manhattan Associates Inc.	31,508	1,194
* Tyler Technologies Inc.	12,696	1,191
Anixter International Inc.	10,922	1,168
* Acxiom Corp.	29,892	1,113
* Qlik Technologies Inc.	35,064	1,069
* ViaSat Inc.	15,945	1,064
* Guidewire Software Inc.	19,638	1,053
* Ciena Corp.	40,928	1,006
* Verint Systems Inc.	21,301	997
* ACI Worldwide Inc.	16,075	965
* Cornerstone OnDemand Inc.	16,363	955
* Dealertrack Technologies Inc.	17,587	951
* Aruba Networks Inc.	46,176	947
* DigitalGlobe Inc.	30,123	936
* SS&C Technologies Holdings Inc.	23,475	908
* Finisar Corp.	38,028	901
* Cavium Inc.	20,710	873
* Microsemi Corp.	37,442	863
* Synaptics Inc.	13,228	860
Mentor Graphics Corp.	38,426	832
* RF Micro Devices Inc.	114,320	809
* TriQuint Semiconductor Inc.	65,787	805
* Sapient Corp.	44,672	778
Plantronics Inc.	17,473	775
* International Rectifier Corp.	28,110	758
Hittite Microwave Corp.	12,720	750
* CACI International Inc. Class A	9,353	737
* OpenTable Inc.	9,217	735
Power Integrations Inc.	11,757	695
* Entegris Inc.	56,706	683
* Semtech Corp.	27,161	678
* Coherent Inc.	9,896	674
Intersil Corp. Class A	51,779	659
MKS Instruments Inc.	21,572	648
* Take-Two Interactive Software Inc.	32,466	642
* SYNNEX Corp.	10,784	641
* Integrated Device Technology Inc.	53,734	634
ADTRAN Inc.	24,077	631
* Veeco Instruments Inc.	15,919	630
* Web.com Group Inc.	17,086	623
* Unisys Corp.	18,030	617
* PMC-Sierra Inc.	83,143	610
* Syntel Inc.	6,188	584
Cypress Semiconductor Corp.	59,512	583
Blackbaud Inc.	18,481	579
* Sanmina Corp.	33,830	574
* Demandware Inc.	7,580	569
* Universal Display Corp.	16,349	565
* Cray Inc.	16,231	563
* Plexus Corp.	13,671	563
* Netscout Systems Inc.	14,741	560
* Bottomline Technologies de Inc.	15,459	552
* Monolithic Power Systems Inc.	15,030	539
* NETGEAR Inc.	15,750	538
* Benchmark Electronics Inc.	22,193	529
* Imperva Inc.	8,328	522
* Progress Software Corp.	20,898	521
Methode Electronics Inc.	15,120	513
NIC Inc.	26,252	510
InterDigital Inc.	16,706	510
* Interactive Intelligence Group Inc.	6,305	502

27

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Infoblox Inc.	21,592	498
* Cirrus Logic Inc.	25,665	494
* iRobot Corp.	11,616	487
* iGATE Corp.	14,224	481
* MicroStrategy Inc. Class A	3,702	478
Tessera Technologies Inc.	21,674	471
* InvenSense Inc.	23,227	468
* comScore Inc.	14,648	463
* CalAmp Corp.	14,453	463
* Rogers Corp.	7,015	454
* ATMI Inc.	13,262	451
* ScanSource Inc.	11,434	449
Monotype Imaging Holdings Inc.	15,323	436
* SPS Commerce Inc.	6,393	433
* Rambus Inc.	45,677	421
* Loral Space & Communications Inc.	5,316	420
* LogMeIn Inc.	10,004	419
* QLogic Corp.	36,660	419
* Infinera Corp.	49,372	411
* Insight Enterprises Inc.	17,774	408
* Synchronoss Technologies Inc.	11,680	402
CSG Systems International Inc.	13,859	388
* Bankrate Inc.	18,947	381
* Proofpoint Inc.	9,174	380
* Envestnet Inc.	9,050	379
* OmniVision Technologies Inc.	21,908	378
* EPAM Systems Inc.	9,012	378
* Lattice Semiconductor Corp.	48,229	365
* Fusion-io Inc.	32,563	357
* Diodes Inc.	14,620	348
* II-VI Inc.	21,004	344
* Applied Micro Circuits Corp.	30,036	344
* BroadSoft Inc.	11,415	343
* RealPage Inc.	19,032	337
* VirnetX Holding Corp.	17,251	336
* Ellie Mae Inc.	10,799	335
* Virtusa Corp.	9,198	335
* Trulia Inc.	11,101	333
* Blucora Inc.	16,766	323
* Spansion Inc. Class A	19,616	320
* Newport Corp.	15,441	320
* PROS Holdings Inc.	9,243	318
* Comverse Inc.	9,167	317
Acacia Research Corp.	20,062	308
* ICG Group Inc.	15,036	306
* Sonus Networks Inc.	81,931	306
* Ultratech Inc.	11,497	301
Pegasystems Inc.	7,154	298
ManTech International Corp. Class A	9,845	288
Brooks Automation Inc.	27,594	286
* LivePerson Inc.	21,844	286
* Ixia	23,092	285
* Perficient Inc.	13,897	284
* Rofin-Sinar Technologies Inc.	11,688	274
CTS Corp.	13,264	271
* Harmonic Inc.	41,720	271
* Ruckus Wireless Inc.	18,954	265
* SciQuest Inc.	8,975	265
* FleetMatics Group plc	7,034	260
* Ambarella Inc.	7,707	258
* Super Micro Computer Inc.	12,605	254
Park Electrochemical Corp.	8,684	247
* Ubiquiti Networks Inc.	4,985	246
* Checkpoint Systems Inc.	16,448	241

28

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Digital River Inc.	13,342	237
* Emulex Corp.	32,098	234
* Tangoe Inc.	12,257	233
* KEYW Holding Corp.	12,613	231
* Fabrinet	11,218	218
Comtech Telecommunications Corp.	6,653	213
* PDF Solutions Inc.	10,414	212
American Science & Engineering Inc.	3,228	212
* Extreme Networks Inc.	36,794	211
* Photronics Inc.	24,049	209
* ShoreTel Inc.	23,600	207
Daktronics Inc.	14,457	205
* LTX-Credence Corp.	20,242	205
* Callidus Software Inc.	16,329	201
Ebix Inc.	12,304	200
* Global Eagle Entertainment Inc.	11,371	200
Micrel Inc.	18,424	192
* IntraLinks Holdings Inc.	16,152	188
* AVG Technologies NV	9,983	187
* Silicon Image Inc.	30,542	185
* E2open Inc.	6,627	184
* Nanometrics Inc.	9,790	180
* Lionbridge Technologies Inc.	24,710	177
Epiq Systems Inc.	12,446	176
* TTM Technologies Inc.	20,946	176
* Exar Corp.	15,141	173
* Parkervision Inc.	34,611	173
Black Box Corp.	6,384	170
* EarthLink Holdings Corp.	43,130	169
* Amkor Technology Inc.	27,756	164
* Silicon Graphics International Corp.	13,218	163
* Qualys Inc.	5,971	162
* Internap Network Services Corp.	21,207	162
* Ceva Inc.	8,759	158
* RetailMeNot Inc.	3,766	157
* Entropic Communications Inc.	35,444	155
* CIBER Inc.	32,057	153
* FormFactor Inc.	21,343	152
* Rudolph Technologies Inc.	12,923	148
* GSI Group Inc.	11,736	147
* DTS Inc.	7,223	147
* Integrated Silicon Solution Inc.	12,030	147
* Inphi Corp.	11,105	146
* Mercury Systems Inc.	12,958	144
* Sparton Corp.	4,426	143
* Vocera Communications Inc.	8,345	142
* Seachange International Inc.	12,956	137
* Oplink Communications Inc.	7,534	132
* Immersion Corp.	11,040	132
* Benefitfocus Inc.	2,030	132
* Endurance International Group Holdings Inc.	8,691	131
* Glu Mobile Inc.	25,717	129
* Bazaarvoice Inc.	19,018	129
* ARC Document Solutions Inc.	16,186	128
* Jive Software Inc.	15,473	126
* Calix Inc.	15,838	126
* Supertex Inc.	3,753	124
* ChannelAdvisor Corp.	2,642	120
* Ultra Clean Holdings Inc.	9,103	120
* PLX Technology Inc.	19,646	117
IXYS Corp.	10,372	114
* Rubicon Technology Inc.	8,575	111
* Datalink Corp.	7,571	111
* Rocket Fuel Inc.	1,967	110

29

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Marketo Inc.	2,658	109
*	Brightcove Inc.	11,053	107
*	Quantum Corp.	91,267	107
*	Zix Corp.	23,583	107
*	NVE Corp.	1,860	105
*	Actuate Corp.	18,299	104
*	Vringo Inc.	25,551	103
*	Wix.com Ltd.	3,318	103
*	Cvent Inc.	2,583	101
*	Kopin Corp.	25,275	101
*	Gigamon Inc.	3,113	98
*	Procera Networks Inc.	8,831	97
*	Kemet Corp.	17,119	97
	Computer Task Group Inc.	5,900	96
*	MaxLinear Inc.	10,245	96
	American Software Inc. Class A	9,144	96
*	Vocus Inc.	7,162	96
	Cohu Inc.	9,418	95
*	Digi International Inc.	9,918	95
*	Axcelis Technologies Inc.	41,284	92
*	VASCO Data Security International Inc.	11,021	88
*	Neonode Inc.	12,089	87
	Electro Scientific Industries Inc.	9,084	86
*	Imation Corp.	13,150	84
*	ePlus Inc.	1,434	82
*	Millennial Media Inc.	13,451	81
	Tessco Technologies Inc.	2,087	79
*	MoSys Inc.	17,924	79
*	Numerex Corp. Class A	5,329	79
*	Agilysys Inc.	5,420	79
*	KVH Industries Inc.	5,915	76
*	Peregrine Semiconductor Corp.	11,410	76
*	RingCentral Inc. Class A	3,443	75
	PC Connection Inc.	3,618	73
	Bel Fuse Inc. Class B	3,759	71
*	Travelzoo Inc.	3,023	71
*	Pericom Semiconductor Corp.	8,742	71
*	Luxoft Holding Inc. Class A	1,884	71
	Digimarc Corp.	2,391	70
*	Westell Technologies Inc. Class A	16,947	70
*	Guidance Software Inc.	6,397	70
*	M/A-COM Technology Solutions Holdings Inc.	4,029	68
*	Demand Media Inc.	13,797	67
*	ModusLink Global Solutions Inc.	14,271	65
*	RealNetworks Inc.	8,562	64
*	DSP Group Inc.	7,537	64
*	Sapiens International Corp. NV	8,394	64
*	NeoPhotonics Corp.	7,693	63
*	Unwired Planet Inc.	41,442	61
	PC-Tel Inc.	7,033	61
	United Online Inc.	5,436	61
*,^	Barracuda Networks Inc.	1,661	60
*	Aeroflex Holding Corp.	7,418	59
*	support.com Inc.	23,102	58
*	ANADIGICS Inc.	31,477	57
*	Sigma Designs Inc.	11,671	57
*	Textura Corp.	2,110	57
*	Reis Inc.	3,178	56
*	GSI Technology Inc.	7,823	53
*	Rally Software Development Corp.	2,631	52
	Alliance Fiber Optic Products Inc.	4,324	52
*	Mitek Systems Inc.	9,743	52
	Richardson Electronics Ltd.	4,621	51
*	Multi-Fineline Electronix Inc.	3,344	49

30

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Alpha & Omega Semiconductor Ltd.	6,615	48
* Carbonite Inc.	4,617	47
* Aviat Networks Inc.	23,540	46
* Limelight Networks Inc.	20,619	45
* Audience Inc.	3,669	43
QAD Inc. Class A	2,245	42
* eGain Corp.	4,982	42
* Telenav Inc.	6,761	41
* Spark Networks Inc.	6,700	40
* Marin Software Inc.	3,500	40
* Silver Spring Networks Inc.	2,259	40
* TechTarget Inc.	5,721	40
* TeleCommunication Systems Inc. Class A	18,132	39
* Applied Optoelectronics Inc.	1,652	39
* Innovative Solutions & Support Inc.	4,795	38
* Uni-Pixel Inc.	3,796	37
* Radisys Corp.	8,868	37
* Acorn Energy Inc.	10,708	36
* Revolution Lighting Technologies Inc.	11,307	36
* Mavenir Systems Inc.	2,239	35
* Model N Inc.	3,092	34
* Hutchinson Technology Inc.	8,922	32
* Violin Memory Inc.	7,443	32
* Covisint Corp.	2,937	32
* Viasystems Group Inc.	1,386	18
* Intermolecular Inc.	6,573	17
* Tremor Video Inc.	3,419	15
* YuMe Inc.	2,121	14
* Cyan Inc.	3,048	10
* Net Element Inc.	853	3
* Avid Technology Inc.	173	1
		99,340
Utilities (4.0%)
Cleco Corp.	24,356	1,204
IDACORP Inc.	20,250	1,138
Piedmont Natural Gas Co. Inc.	30,433	1,029
Black Hills Corp.	17,912	1,016
UNS Energy Corp.	16,735	1,013
Southwest Gas Corp.	18,667	1,008
Portland General Electric Co.	30,496	970
j2 Global Inc.	18,505	951
* Dynegy Inc. Class A	40,341	944
UIL Holdings Corp.	22,727	880
PNM Resources Inc.	32,203	842
WGL Holdings Inc.	20,835	837
ALLETE Inc.	16,117	814
New Jersey Resources Corp.	16,880	760
South Jersey Industries Inc.	12,906	738
Cogent Communications Group Inc.	19,168	735
Avista Corp.	24,279	719
NorthWestern Corp.	15,364	706
Laclede Group Inc.	13,256	608
El Paso Electric Co.	16,348	576
MGE Energy Inc.	14,143	546
Northwest Natural Gas Co.	11,038	473
American States Water Co.	15,408	463
California Water Service Group	19,598	461
Otter Tail Corp.	14,538	439
Empire District Electric Co.	17,383	413
* Leap Wireless International Inc.	22,072	387
* 8x8 Inc.	34,930	370
NRG Yield Inc. Class A	9,026	345
Consolidated Communications Holdings Inc.	16,570	316
* Vonage Holdings Corp.	64,891	299

31

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014

					Market
					Value
				Shares	($000)
*	Cincinnati Bell Inc.			86,331	289
	Shenandoah Telecommunications Co.			9,491	251
	Atlantic Tele-Network Inc.			3,632	238
	Chesapeake Utilities Corp.			4,005	237
*	Premiere Global Services Inc.			20,098	227
	West Corp.			8,427	212
	Pattern Energy Group Inc.			7,344	201
	Ormat Technologies Inc.			6,993	194
*	inContact Inc.			21,117	190
	SJW Corp.			6,124	181
	Inteliquent Inc.			12,568	175
	Unitil Corp.			5,465	172
*	Iridium Communications Inc.			25,086	164
	Connecticut Water Service Inc.			4,607	151
*	General Communication Inc. Class A			13,390	139
	Middlesex Water Co.			6,749	136
*	magicJack VocalTec Ltd.			7,073	134
*	ORBCOMM Inc.			16,803	131
*	Hawaiian Telcom Holdco Inc.			4,447	128
	Atlantic Power Corp.			46,954	122
	USA Mobility Inc.			8,307	120
	IDT Corp. Class B			5,926	106
*	FairPoint Communications Inc.			7,909	105
*	Pike Corp.			9,905	103
	York Water Co.			4,925	99
*	Pendrell Corp.			62,584	95
	NTELOS Holdings Corp.			6,566	92
*	Gogo Inc.			4,350	91
	Lumos Networks Corp.			5,960	86
*,^	NII Holdings Inc.			70,484	81
	HickoryTech Corp.			5,179	71
*	Cbeyond Inc.			10,221	70
	Consolidated Water Co. Ltd.			5,578	70
*	Towerstream Corp.			25,306	67
	Artesian Resources Corp. Class A			2,889	63
*	Genie Energy Ltd. Class B			4,921	56
	Delta Natural Gas Co. Inc.			2,611	54
*	Boingo Wireless Inc.			7,075	41
*	Pure Cycle Corp.			6,562	41
*	Straight Path Communications Inc. Class B			2,930	24

					27,207

Total Common Stocks (Cost $540,817)					684,420

		Coupon

Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund	0.130%		4,218,223	4,218

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.130%	5/23/14	200	200

Total Temporary Cash Investments (Cost $4,418)					4,418

Total Investments (100.6%) (Cost $545,235)					688,838
Other Assets and Liabilities—Net (-0.6%)[3]					(3,862)
Net Assets (100%)					684,976

32

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2014
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,748,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,895,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

33

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)

Common Stocks (99.5%)[1]
Consumer Discretionary (10.5%)
* Kate Spade & Co.	20,258	693
* Live Nation Entertainment Inc.	23,768	539
Dana Holding Corp.	22,740	493
Men's Wearhouse Inc.	8,016	431
New York Times Co. Class A	21,785	358
* Helen of Troy Ltd.	5,387	352
* Office Depot Inc.	70,698	349
Meredith Corp.	6,054	283
* Marriott Vacations Worldwide Corp.	4,941	259
* Jos A Bank Clothiers Inc.	4,037	251
* Orient-Express Hotels Ltd. Class A	16,234	250
Group 1 Automotive Inc.	3,685	246
Penske Automotive Group Inc.	5,554	240
Cooper Tire & Rubber Co.	9,466	236
* Standard Pacific Corp.	25,116	229
Rent-A-Center Inc.	9,047	227
* Skechers U.S.A. Inc. Class A	6,554	221
Bob Evans Farms Inc.	3,970	205
* Meritor Inc.	16,513	205
Jones Group Inc.	13,572	203
* Iconix Brand Group Inc.	4,657	187
Columbia Sportswear Co.	2,188	182
La-Z-Boy Inc.	6,566	168
MDC Holdings Inc.	5,281	165
* Life Time Fitness Inc.	3,448	163
International Speedway Corp. Class A	4,719	159
Scholastic Corp.	4,481	158
* TiVo Inc.	11,478	155
Finish Line Inc. Class A	5,490	148
* Children's Place Retail Stores Inc.	2,579	140
Fred's Inc. Class A	6,221	124
* Barnes & Noble Inc.	6,395	123
* Zale Corp.	5,501	120
Sonic Automotive Inc. Class A	4,911	117
* Tuesday Morning Corp.	7,258	114
* Pep Boys-Manny Moe & Jack	9,011	113
Regis Corp.	8,052	113
DineEquity Inc.	1,334	112
Movado Group Inc.	2,824	111
National CineMedia Inc.	7,174	110
Stage Stores Inc.	5,545	110
* Biglari Holdings Inc.	244	110
Matthews International Corp. Class A	2,619	107
Cato Corp. Class A	3,733	105
* EW Scripps Co. Class A	5,297	104
Callaway Golf Co.	12,046	101
World Wrestling Entertainment Inc. Class A	4,368	100
* FTD Cos. Inc.	3,134	97
* Universal Electronics Inc.	2,291	96
MDC Partners Inc. Class A	4,245	95
* Gray Television Inc.	7,952	93
* Genesco Inc.	1,138	85
* Carmike Cinemas Inc.	2,798	83
Viad Corp.	3,444	83
* Jack in the Box Inc.	1,423	82
* LeapFrog Enterprises Inc.	10,797	79
* Steiner Leisure Ltd.	1,704	75
Haverty Furniture Cos. Inc.	2,544	74
* M/I Homes Inc.	2,933	73
Superior Industries International Inc.	3,935	72
* Career Education Corp.	9,263	68

34

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
	Brown Shoe Co. Inc.	2,767	68
*	Journal Communications Inc. Class A	7,415	68
*	American Axle & Manufacturing Holdings Inc.	3,474	67
	Shoe Carnival Inc.	2,516	65
*	Federal-Mogul Corp.	3,338	63
*	Ruby Tuesday Inc.	10,195	63
*	Media General Inc.	3,287	62
*	MarineMax Inc.	4,162	60
*	Central European Media Enterprises Ltd. Class A	12,531	59
	Harte-Hanks Inc.	7,171	57
	National Presto Industries Inc.	740	57
*	Meritage Homes Corp.	1,150	55
	Remy International Inc.	2,332	52
*	Sizmek Inc.	4,045	50
*	Bridgepoint Education Inc.	2,535	49
	Universal Technical Institute Inc.	3,604	49
*	G-III Apparel Group Ltd.	672	47
*	Quiksilver Inc.	5,914	46
	Marchex Inc. Class B	3,766	45
*	Central Garden and Pet Co. Class A	6,006	44
*	RadioShack Corp.	16,425	44
	Marcus Corp.	3,056	43
*	Angie's List Inc.	3,055	43
*	Beazer Homes USA Inc.	1,829	42
*	TRI Pointe Homes Inc.	2,319	42
*	VOXX International Corp. Class A	3,089	40
*	Black Diamond Inc.	3,783	40
*	Citi Trends Inc.	2,408	40
*	Destination XL Group Inc.	6,922	39
*	Entercom Communications Corp. Class A	3,920	39
*	Sonic Corp.	1,890	39
	Speedway Motorsports Inc.	1,909	38
	CSS Industries Inc.	1,389	38
*	Shutterstock Inc.	377	37
*,^	Container Store Group Inc.	1,043	37
	Brunswick Corp.	797	36
	Town Sports International Holdings Inc.	3,920	36
*	West Marine Inc.	2,778	35
	bebe stores inc	5,660	34
*	QuinStreet Inc.	5,185	34
	AH Belo Corp. Class A	3,061	34
*	Hovnanian Enterprises Inc. Class A	5,435	33
	ClubCorp Holdings Inc.	1,888	33
*	Burlington Stores Inc.	1,188	32
	Standard Motor Products Inc.	908	32
*	Fuel Systems Solutions Inc.	2,453	32
*	Isle of Capri Casinos Inc.	3,434	31
*	Speed Commerce Inc.	7,859	31
	Courier Corp.	1,848	30
*	Asbury Automotive Group Inc.	594	30
	RG Barry Corp.	1,622	30
	Lifetime Brands Inc.	1,787	30
	Saga Communications Inc. Class A	609	30
*	Diamond Resorts International Inc.	1,635	30
*	Carrols Restaurant Group Inc.	4,136	29
*	Crocs Inc.	1,928	29
	Flexsteel Industries Inc.	789	29
	Inter Parfums Inc.	862	29
*	Revlon Inc. Class A	1,227	29
	Stein Mart Inc.	2,093	28
	Weyco Group Inc.	1,078	28
	Bassett Furniture Industries Inc.	1,895	28
	Hooker Furniture Corp.	1,879	28
*	Vince Holding Corp.	1,047	28

35

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Scientific Games Corp. Class A	2,100	28
* Perry Ellis International Inc.	1,984	28
* Del Frisco's Restaurant Group Inc.	1,048	27
* Skullcandy Inc.	3,148	27
* Denny's Corp.	3,638	25
* Red Robin Gourmet Burgers Inc.	309	24
JAKKS Pacific Inc.	3,356	24
* Houghton Mifflin Harcourt Co.	1,145	23
* Zagg Inc.	5,372	23
* Daily Journal Corp.	145	23
* Reading International Inc. Class A	3,046	23
* Systemax Inc.	1,904	22
* Martha Stewart Living Omnimedia Inc. Class A	4,234	22
* Luby's Inc.	3,485	22
* Morgans Hotel Group Co.	2,740	22
* Dex Media Inc.	2,994	22
* Corinthian Colleges Inc.	13,845	22
* hhgregg Inc.	1,998	21
* Cumulus Media Inc. Class A	3,210	21
* Elizabeth Arden Inc.	681	21
* Caesars Entertainment Corp.	743	19
Johnson Outdoors Inc. Class A	866	19
* Pinnacle Entertainment Inc.	754	18
Salem Communications Corp. Class A	1,814	17
* Crown Media Holdings Inc. Class A	4,780	16
* Cenveo Inc.	4,669	16
* SFX Entertainment Inc.	1,825	16
Ethan Allen Interiors Inc.	612	15
* Fox Factory Holding Corp.	877	15
* Monarch Casino & Resort Inc.	718	14
Lincoln Educational Services Corp.	2,910	13
* Kirkland's Inc.	711	13
* Sears Hometown and Outlet Stores Inc.	533	12
* America's Car-Mart Inc.	336	12
* Norcraft Cos. Inc.	673	12
* LGI Homes Inc.	678	12
* Select Comfort Corp.	604	11
* McClatchy Co. Class A	1,870	10
* New York & Co. Inc.	2,183	10
* RealD Inc.	873	10
* WCI Communities Inc.	467	9
* Body Central Corp.	2,978	9
* Franklin Covey Co.	428	9
* Cavco Industries Inc.	105	8
* Noodles & Co. Class A	206	8
* Potbelly Corp.	348	7
* American Apparel Inc.	10,229	7
* Stoneridge Inc.	650	7
* Rentrak Corp.	100	6
* Trans World Entertainment Corp.	1,462	6
Gordmans Stores Inc.	954	6
Destination Maternity Corp.	198	6
Beasley Broadcasting Group Inc. Class A	604	5
* Chegg Inc.	819	5
* 1-800-Flowers.com Inc. Class A	876	5
* ValueVision Media Inc. Class A	819	5
* Bravo Brio Restaurant Group Inc.	225	4
* Pacific Sunwear of California Inc.	880	3
* JTH Holding Inc. Class A	66	2
Einstein Noah Restaurant Group Inc.	110	2
Bon-Ton Stores Inc.	147	2
* Tilly's Inc. Class A	120	1
		14,441

36

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Consumer Staples (2.1%)
* Rite Aid Corp.	48,258	318
* Post Holdings Inc.	5,517	315
Andersons Inc.	4,753	261
Universal Corp.	3,957	228
Snyder's-Lance Inc.	6,840	185
Fresh Del Monte Produce Inc.	6,416	170
* TreeHouse Foods Inc.	2,136	152
Spartan Stores Inc.	6,206	140
Core-Mark Holding Co. Inc.	1,680	131
* Seaboard Corp.	45	114
* Diamond Foods Inc.	3,772	108
Weis Markets Inc.	1,864	94
* Chiquita Brands International Inc.	7,873	86
* SUPERVALU Inc.	8,741	57
* Pantry Inc.	3,679	56
Vector Group Ltd.	2,759	54
Ingles Markets Inc. Class A	1,971	46
* Seneca Foods Corp. Class A	1,339	41
* Alliance One International Inc.	14,377	39
* Nutraceutical International Corp.	1,409	37
* Omega Protein Corp.	2,978	32
John B Sanfilippo & Son Inc.	1,324	32
Nature's Sunshine Products Inc.	1,905	29
Roundy's Inc.	4,462	27
* PhotoMedex Inc.	1,500	22
Cal-Maine Foods Inc.	375	20
* Craft Brew Alliance Inc.	1,151	19
* Fairway Group Holdings Corp.	1,605	13
Village Super Market Inc. Class A	391	11
* Boulder Brands Inc.	468	7
Tootsie Roll Industries Inc.	184	5
Orchids Paper Products Co.	121	4
Alico Inc.	56	2
* Synutra International Inc.	265	2
		2,857
Energy (6.5%)
* Helix Energy Solutions Group Inc.	17,891	423
* Exterran Holdings Inc.	9,723	398
* PDC Energy Inc.	6,011	373
* Stone Energy Corp.	8,397	302
Energy XXI Bermuda Ltd.	12,325	285
* SEACOR Holdings Inc.	3,121	276
* SunCoke Energy Inc.	11,860	264
* Hornbeck Offshore Services Inc.	5,737	245
* Matador Resources Co.	9,860	239
CARBO Ceramics Inc.	1,898	235
* Key Energy Services Inc.	25,812	233
* Alpha Natural Resources Inc.	37,417	201
* Cloud Peak Energy Inc.	10,306	200
* C&J Energy Services Inc.	7,634	197
* Sanchez Energy Corp.	6,031	180
* Magnum Hunter Resources Corp.	19,984	168
Arch Coal Inc.	35,965	164
* Parker Drilling Co.	20,186	163
Comstock Resources Inc.	8,183	162
* TETRA Technologies Inc.	13,264	159
* Northern Oil and Gas Inc.	10,809	150
* Halcon Resources Corp.	39,249	150
* Bill Barrett Corp.	5,864	149
Western Refining Inc.	4,002	146
* Penn Virginia Corp.	9,358	142
* Hercules Offshore Inc.	27,027	129
* Basic Energy Services Inc.	5,061	121

37

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Pioneer Energy Services Corp.	10,536	120
* Matrix Service Co.	3,701	120
Green Plains Renewable Energy Inc.	4,286	113
* Resolute Energy Corp.	11,472	107
* EPL Oil & Gas Inc.	3,423	103
* Contango Oil & Gas Co.	2,099	100
* Tesco Corp.	5,118	97
* Era Group Inc.	3,410	96
* Clayton Williams Energy Inc.	993	96
W&T Offshore Inc.	5,891	89
* Forum Energy Technologies Inc.	3,334	86
* Triangle Petroleum Corp.	9,402	84
Walter Energy Inc.	6,892	74
* Swift Energy Co.	7,348	73
* Emerald Oil Inc.	9,572	73
EXCO Resources Inc.	13,970	73
* ION Geophysical Corp.	17,367	71
* Athlon Energy Inc.	1,858	69
* Natural Gas Services Group Inc.	2,073	67
* Willbros Group Inc.	6,711	66
* EnerNOC Inc.	2,887	63
Delek US Holdings Inc.	2,162	60
* Vantage Drilling Co.	33,737	59
* Approach Resources Inc.	2,563	57
* Quicksilver Resources Inc.	17,305	57
* Warren Resources Inc.	12,305	55
* Carrizo Oil & Gas Inc.	1,086	54
Alon USA Energy Inc.	3,905	52
Gulf Island Fabrication Inc.	2,418	51
* GT Advanced Technologies Inc.	3,534	51
* Callon Petroleum Co.	6,599	45
* Westmoreland Coal Co.	1,941	44
* BPZ Resources Inc.	19,381	40
* REX American Resources Corp.	816	39
Dawson Geophysical Co.	1,332	38
* Endeavour International Corp.	7,865	38
* Nuverra Environmental Solutions Inc.	2,214	38
* Forest Oil Corp.	17,404	35
* Miller Energy Resources Inc.	4,997	35
* Ameresco Inc. Class A	3,186	33
* Renewable Energy Group Inc.	2,719	32
SemGroup Corp. Class A	469	32
* VAALCO Energy Inc.	4,674	31
Equal Energy Ltd.	5,749	31
Bolt Technology Corp.	1,509	30
* Cal Dive International Inc.	17,102	30
* Mitcham Industries Inc.	2,076	30
Crosstex Energy Inc.	715	30
* Newpark Resources Inc.	2,648	29
Adams Resources & Energy Inc.	346	25
* Midstates Petroleum Co. Inc.	5,338	24
* Apco Oil and Gas International Inc.	1,345	19
* Jones Energy Inc.	1,189	19
Hallador Energy Co.	1,561	13
* L&L Energy Inc.	5,300	9
* Global Geophysical Services Inc.	3,036	4
* Arabian American Development Co.	270	3
* ZaZa Energy Corp.	3,454	3
* PetroQuest Energy Inc.	615	3
Panhandle Oil and Gas Inc. Class A	76	3
* TGC Industries Inc.	221	1
		8,976
Financial Services (39.4%)
American Realty Capital Properties Inc.	68,882	1,012

38

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
NorthStar Realty Finance Corp.	52,715	818
CNO Financial Group Inc.	37,520	685
Prosperity Bancshares Inc.	10,179	644
Prospect Capital Corp.	53,036	586
FirstMerit Corp.	27,989	581
LaSalle Hotel Properties	17,557	550
RLJ Lodging Trust	20,886	543
* Stifel Financial Corp.	10,735	516
Hancock Holding Co.	14,335	494
First American Financial Corp.	18,270	492
Webster Financial Corp.	15,242	472
EPR Properties	8,723	465
* Texas Capital Bancshares Inc.	6,887	434
Primerica Inc.	9,624	431
DCT Industrial Trust Inc.	53,688	425
Sunstone Hotel Investors Inc.	30,880	417
DiamondRock Hospitality Co.	33,008	417
Highwoods Properties Inc.	10,483	395
CubeSmart	22,496	394
BancorpSouth Inc.	16,073	385
UMB Financial Corp.	6,024	376
Medical Properties Trust Inc.	27,284	360
Invesco Mortgage Capital Inc.	20,913	352
First Industrial Realty Trust Inc.	18,150	349
Lexington Realty Trust	30,342	346
Pebblebrook Hotel Trust	10,371	345
Susquehanna Bancshares Inc.	31,487	344
Wintrust Financial Corp.	7,326	339
Cathay General Bancorp	13,317	338
Glacier Bancorp Inc.	12,162	337
Umpqua Holdings Corp.	18,906	336
Radian Group Inc.	21,222	330
Iberiabank Corp.	5,014	328
Cousins Properties Inc.	28,389	328
Apollo Investment Corp.	37,952	325
United Bankshares Inc.	10,980	323
FNB Corp.	26,286	320
Chambers Street Properties	39,936	316
PrivateBancorp Inc.	10,910	315
RLI Corp.	7,188	310
Capitol Federal Financial Inc.	25,241	307
Alexander & Baldwin Inc.	7,294	304
Colony Financial Inc.	12,962	293
* Western Alliance Bancorp	12,551	291
PennyMac Mortgage Investment Trust	11,940	290
Platinum Underwriters Holdings Ltd.	4,942	290
MB Financial Inc.	9,286	283
Janus Capital Group Inc.	25,288	283
Redwood Trust Inc.	13,916	280
PacWest Bancorp	6,423	279
Trustmark Corp.	11,382	275
New Residential Investment Corp.	42,877	274
Altisource Residential Corp.	9,537	273
Symetra Financial Corp.	13,808	272
ARMOUR Residential REIT Inc.	63,400	272
* Hilltop Holdings Inc.	10,513	258
Kennedy-Wilson Holdings Inc.	9,896	250
First Financial Holdings Inc.	4,071	249
Home Loan Servicing Solutions Ltd.	12,036	247
Community Bank System Inc.	6,778	247
EverBank Financial Corp.	13,639	244
CVB Financial Corp.	15,562	242
Old National Bancorp	17,176	241
CYS Investments Inc.	27,164	239

39

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Healthcare Realty Trust Inc.	9,924	238
Equity One Inc.	10,202	237
Government Properties Income Trust	9,263	231
Westamerica Bancorporation	4,574	230
Northwest Bancshares Inc.	15,884	228
BBCN Bancorp Inc.	13,385	228
Fifth Street Finance Corp.	23,176	228
Columbia Banking System Inc.	8,646	227
* iStar Financial Inc.	14,413	223
* MGIC Investment Corp.	24,724	222
Geo Group Inc.	6,831	220
American Equity Investment Life Holding Co.	10,025	219
Main Street Capital Corp.	6,184	217
Selective Insurance Group Inc.	9,410	217
Pennsylvania REIT	11,525	216
Chesapeake Lodging Trust	8,230	214
National Penn Bancshares Inc.	19,832	214
Pinnacle Financial Partners Inc.	5,935	214
Montpelier Re Holdings Ltd.	7,447	212
First Midwest Bancorp Inc.	12,723	212
International Bancshares Corp.	9,046	210
* Ambac Financial Group Inc.	6,047	209
Capstead Mortgage Corp.	16,194	209
Astoria Financial Corp.	14,964	205
Washington REIT	8,114	204
Acadia Realty Trust	7,624	202
Investors Bancorp Inc.	7,588	201
Hudson Pacific Properties Inc.	8,489	194
Cash America International Inc.	4,834	193
Hersha Hospitality Trust Class A	34,324	193
Horace Mann Educators Corp.	6,725	192
Franklin Street Properties Corp.	15,255	191
Home BancShares Inc.	5,641	189
Ramco-Gershenson Properties Trust	11,278	188
American Assets Trust Inc.	5,693	188
Provident Financial Services Inc.	10,114	188
Parkway Properties Inc.	9,976	184
FelCor Lodging Trust Inc.	21,035	183
Sterling Financial Corp.	5,758	182
Education Realty Trust Inc.	19,322	182
Sterling Bancorp	14,138	182
Union First Market Bankshares Corp.	7,174	182
American Capital Mortgage Investment Corp.	8,964	181
Retail Opportunity Investments Corp.	12,176	181
Boston Private Financial Holdings Inc.	13,506	176
Empire State Realty Trust Inc.	11,377	174
NBT Bancorp Inc.	7,420	174
Solar Capital Ltd.	7,626	169
ViewPoint Financial Group Inc.	6,770	169
First Financial Bancorp	9,804	167
Associated Estates Realty Corp.	9,748	167
STAG Industrial Inc.	7,089	165
Hercules Technology Growth Capital Inc.	10,432	164
* Walter Investment Management Corp.	6,250	160
DuPont Fabros Technology Inc.	5,976	159
Nelnet Inc. Class A	3,875	155
Park National Corp.	1,950	152
National Bank Holdings Corp. Class A	7,702	151
Renasant Corp.	5,179	150
Independent Bank Corp.	4,016	148
Chemical Financial Corp.	4,996	147
Investors Real Estate Trust	16,153	142
First Commonwealth Financial Corp.	16,589	141
Kite Realty Group Trust	22,140	137

40

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
AMERISAFE Inc.	3,114	136
Argo Group International Holdings Ltd.	3,066	135
Stewart Information Services Corp.	3,607	133
Triangle Capital Corp.	4,671	131
Banner Corp.	3,298	131
WesBanco Inc.	4,389	131
* Enstar Group Ltd.	1,045	131
* Eagle Bancorp Inc.	3,780	130
PennantPark Investment Corp.	11,260	129
Anworth Mortgage Asset Corp.	24,549	127
First Merchants Corp.	5,920	127
Banco Latinoamericano de Comercio Exterior SA	4,959	126
First Potomac Realty Trust	9,954	126
Hanmi Financial Corp.	5,354	125
Resource Capital Corp.	21,516	125
Summit Hotel Properties Inc.	13,528	125
OFG Bancorp	7,732	124
New Mountain Finance Corp.	8,118	122
* United Community Banks Inc.	7,300	122
Safety Insurance Group Inc.	2,182	122
BlackRock Kelso Capital Corp.	12,556	120
Tompkins Financial Corp.	2,450	119
^ Golub Capital BDC Inc.	6,321	119
City Holding Co.	2,653	117
Wilshire Bancorp Inc.	11,481	117
Ashford Hospitality Trust Inc.	10,414	116
S&T Bancorp Inc.	5,038	116
* Piper Jaffray Cos.	2,735	115
RAIT Financial Trust	13,752	114
* Greenlight Capital Re Ltd. Class A	3,614	114
Medley Capital Corp.	8,029	113
Ryman Hospitality Properties Inc.	2,632	111
* Ezcorp Inc. Class A	8,650	109
* Investment Technology Group Inc.	6,304	109
Brookline Bancorp Inc.	11,878	108
Flushing Financial Corp.	5,226	108
Select Income REIT	3,708	108
TrustCo Bank Corp. NY	15,964	108
Berkshire Hills Bancorp Inc.	4,249	107
* Bancorp Inc.	5,564	107
TCP Capital Corp.	6,021	106
* Navigators Group Inc.	1,755	106
Sabra Health Care REIT Inc.	3,719	106
Lakeland Financial Corp.	2,783	106
Apollo Commercial Real Estate Finance Inc.	6,247	105
First Financial Bankshares Inc.	1,716	104
Excel Trust Inc.	8,104	102
Sandy Spring Bancorp Inc.	4,228	100
Simmons First National Corp. Class A	2,797	100
New York Mortgage Trust Inc.	12,766	99
* Forestar Group Inc.	5,202	98
* PICO Holdings Inc.	3,854	97
Northfield Bancorp Inc.	7,624	97
Bank of the Ozarks Inc.	1,514	96
Apollo Residential Mortgage Inc.	5,429	95
WSFS Financial Corp.	1,327	95
* Global Cash Access Holdings Inc.	11,221	94
Community Trust Bancorp Inc.	2,375	94
Cardinal Financial Corp.	5,395	93
Chatham Lodging Trust	4,455	93
United Fire Group Inc.	3,195	93
TICC Capital Corp.	8,885	92
State Bank Financial Corp.	5,409	92
* Capital Bank Financial Corp.	3,971	91

41

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
THL Credit Inc.	5,745	91
Dime Community Bancshares Inc.	5,395	91
Campus Crest Communities Inc.	10,941	91
* Ameris Bancorp	4,253	89
Southside Bancshares Inc.	3,022	89
* Green Dot Corp. Class A	4,371	88
AG Mortgage Investment Trust Inc.	4,729	87
Washington Trust Bancorp Inc.	2,451	86
National Western Life Insurance Co. Class A	370	84
Getty Realty Corp.	4,338	83
Oritani Financial Corp.	5,296	83
Maiden Holdings Ltd.	7,348	83
Rouse Properties Inc.	4,401	82
* KCG Holdings Inc. Class A	6,800	81
1st Source Corp.	2,555	80
Dynex Capital Inc.	9,286	79
Capital Southwest Corp.	2,280	79
Terreno Realty Corp.	4,225	79
First Interstate Bancsystem Inc.	2,971	77
Agree Realty Corp.	2,499	77
Cedar Realty Trust Inc.	12,246	75
* Essent Group Ltd.	3,210	74
* Flagstar Bancorp Inc.	3,344	74
Monmouth Real Estate Investment Corp. Class A	7,617	74
Infinity Property & Casualty Corp.	988	73
Central Pacific Financial Corp.	3,691	73
First Busey Corp.	12,231	73
CyrusOne Inc.	3,236	72
Arlington Asset Investment Corp. Class A	2,702	72
* Cowen Group Inc. Class A	16,474	71
SY Bancorp Inc.	2,357	70
* Safeguard Scientifics Inc.	3,537	69
* Taylor Capital Group Inc.	2,914	69
Lakeland Bancorp Inc.	6,036	68
* NewStar Financial Inc.	4,433	68
Trico Bancshares	2,705	68
^ Western Asset Mortgage Capital Corp.	4,104	68
Heartland Financial USA Inc.	2,497	67
CoBiz Financial Inc.	5,986	67
TowneBank	4,437	66
* Customers Bancorp Inc.	3,359	66
Bancfirst Corp.	1,193	66
First Financial Corp.	1,888	65
Bryn Mawr Bank Corp.	2,277	65
* Beneficial Mutual Bancorp Inc.	5,364	65
* Springleaf Holdings Inc.	2,273	64
* First BanCorp	12,144	63
* Harbinger Group Inc.	5,546	63
FBL Financial Group Inc. Class A	1,491	62
OneBeacon Insurance Group Ltd. Class A	3,787	62
German American Bancorp Inc.	2,130	62
Enterprise Financial Services Corp.	3,220	60
First Bancorp	3,293	60
MainSource Financial Group Inc.	3,408	59
United Financial Bancorp Inc.	3,309	58
Southwest Bancorp Inc.	3,304	58
Winthrop Realty Trust	4,973	58
* Gramercy Property Trust Inc.	9,964	58
Rockville Financial Inc.	4,322	57
AmREIT Inc.	3,273	57
* DFC Global Corp.	6,838	56
Centerstate Banks Inc.	5,017	55
MVC Capital Inc.	3,772	55
* HomeTrust Bancshares Inc.	3,478	54

42

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Federal Agricultural Mortgage Corp.	1,724	54
Univest Corp. of Pennsylvania	2,786	54
* Citizens Inc. Class A	7,259	53
BNC Bancorp	3,055	53
MCG Capital Corp.	11,908	53
Universal Insurance Holdings Inc.	3,907	52
Ashford Hospitality Prime Inc.	3,106	52
Hudson Valley Holding Corp.	2,739	51
Bank Mutual Corp.	7,766	51
First of Long Island Corp.	1,321	51
Medallion Financial Corp.	3,517	51
Whitestone REIT	3,550	51
Financial Institutions Inc.	2,301	51
* MoneyGram International Inc.	2,655	51
State Auto Financial Corp.	2,495	50
Great Southern Bancorp Inc.	1,716	49
* Phoenix Cos. Inc.	960	49
Park Sterling Corp.	7,460	49
Bridge Bancorp Inc.	1,858	49
QTS Realty Trust Inc. Class A	1,897	48
Ares Commercial Real Estate Corp.	3,546	48
Fidus Investment Corp.	2,279	48
* Strategic Hotels & Resorts Inc.	4,784	48
Camden National Corp.	1,270	48
Washington Banking Co.	2,574	47
First Community Bancshares Inc.	2,785	47
GFI Group Inc.	11,545	46
Arrow Financial Corp.	1,768	46
* Third Point Reinsurance Ltd.	3,077	46
* Preferred Bank	1,919	46
* Metro Bancorp Inc.	2,348	46
* Walker & Dunlop Inc.	2,726	46
Yadkin Financial Corp.	2,370	46
Gladstone Commercial Corp.	2,580	45
Oppenheimer Holdings Inc. Class A	1,638	45
First Defiance Financial Corp.	1,612	45
Heritage Financial Corp.	2,513	45
First Connecticut Bancorp Inc.	2,808	44
* Encore Capital Group Inc.	902	44
Peoples Bancorp Inc.	1,787	44
CNB Financial Corp.	2,374	44
* Pacific Premier Bancorp Inc.	2,747	44
Aviv REIT Inc.	1,709	43
OceanFirst Financial Corp.	2,275	43
Pacific Continental Corp.	2,964	43
Bank of Marin Bancorp	960	42
One Liberty Properties Inc.	1,935	42
Meadowbrook Insurance Group Inc.	7,846	42
Meta Financial Group Inc.	985	42
* RE/MAX Holdings Inc.	1,356	42
National Bankshares Inc.	1,145	41
* American Residential Properties Inc.	2,256	41
OmniAmerican Bancorp Inc.	1,885	41
Citizens & Northern Corp.	2,032	40
HomeStreet Inc.	2,137	40
* GSV Capital Corp.	3,176	39
Charter Financial Corp.	3,740	39
Silver Bay Realty Trust Corp.	2,505	39
Baldwin & Lyons Inc.	1,520	39
Calamos Asset Management Inc. Class A	3,269	39
* SWS Group Inc.	4,740	39
Republic Bancorp Inc. Class A	1,591	38
* Suffolk Bancorp	1,899	38
Physicians Realty Trust	2,848	38

43

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
KCAP Financial Inc.	4,626	38
1st United Bancorp Inc.	4,905	38
Territorial Bancorp Inc.	1,690	38
AmTrust Financial Services Inc.	983	37
* PennyMac Financial Services Inc. Class A	2,093	36
Center Bancorp Inc.	1,930	36
Home Federal Bancorp Inc.	2,369	36
* Global Indemnity plc	1,369	36
Firsthand Technology Value Fund Inc.	1,494	36
Gladstone Investment Corp.	4,328	35
Bank of Kentucky Financial Corp.	1,004	35
* FBR & Co.	1,346	35
* Bridge Capital Holdings	1,572	35
* Franklin Financial Corp.	1,759	35
West Bancorporation Inc.	2,343	35
Fidelity Southern Corp.	2,387	34
Solar Senior Capital Ltd.	1,873	34
BankFinancial Corp.	3,432	34
Gladstone Capital Corp.	3,425	34
Banc of California Inc.	2,658	34
Fox Chase Bancorp Inc.	1,983	34
Consolidated-Tomoka Land Co.	954	34
PennantPark Floating Rate Capital Ltd.	2,387	34
Sovran Self Storage Inc.	458	34
Penns Woods Bancorp Inc.	738	34
Ames National Corp.	1,516	34
Guaranty Bancorp	2,392	34
Independent Bank Group Inc.	615	33
Manning & Napier Inc.	2,220	33
Sierra Bancorp	1,985	32
Merchants Bancshares Inc.	979	32
* United Community Financial Corp.	8,624	32
* NewBridge Bancorp	4,409	32
* Kearny Financial Corp.	2,505	32
Kansas City Life Insurance Co.	638	31
* Capital City Bank Group Inc.	2,182	31
Stellus Capital Investment Corp.	2,105	31
Horizon Bancorp	1,416	31
* INTL. FCStone Inc.	1,686	31
LTC Properties Inc.	813	31
* Meridian Interstate Bancorp Inc.	1,261	31
Seacoast Banking Corp. of Florida	2,793	30
Armada Hoffler Properties Inc.	3,068	30
* AV Homes Inc.	1,520	30
Rexford Industrial Realty Inc.	2,110	30
Employers Holdings Inc.	1,511	30
* CU Bancorp	1,642	30
Heritage Commerce Corp.	3,637	29
ESB Financial Corp.	2,241	29
JAVELIN Mortgage Investment Corp.	2,025	29
Mercantile Bank Corp.	1,430	29
American National Bankshares Inc.	1,273	29
HFF Inc. Class A	890	28
MidWestOne Financial Group Inc.	1,088	28
Nicholas Financial Inc.	1,797	28
Peapack Gladstone Financial Corp.	1,519	28
* Heritage Oaks Bancorp	3,522	28
Northrim BanCorp Inc.	1,136	28
NGP Capital Resources Co.	3,670	28
First Bancorp Inc.	1,671	27
First Financial Northwest Inc.	2,644	27
Bar Harbor Bankshares	686	26
Tower Group International Ltd.	9,282	26
* Farmers Capital Bank Corp.	1,304	26

44

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
National Interstate Corp.	841	25
Glimcher Realty Trust	2,600	25
MidSouth Bancorp Inc.	1,438	25
* Sun Bancorp Inc.	7,065	25
Crawford & Co. Class B	2,887	24
* BBX Capital Corp.	1,260	24
Enterprise Bancorp Inc.	1,265	24
* First NBC Bank Holding Co.	726	24
Westfield Financial Inc.	3,173	24
EMC Insurance Group Inc.	785	24
* Home Bancorp Inc.	1,132	24
* First Security Group Inc.	10,853	23
* Intervest Bancshares Corp. Class A	3,129	23
LCNB Corp.	1,280	22
Inland Real Estate Corp.	2,071	22
Provident Financial Holdings Inc.	1,437	22
* Macatawa Bank Corp.	4,146	22
Urstadt Biddle Properties Inc. Class A	1,103	22
Access National Corp.	1,278	22
Century Bancorp Inc. Class A	595	21
EastGroup Properties Inc.	338	21
Horizon Technology Finance Corp.	1,438	21
C&F Financial Corp.	571	21
* JGWPT Holdings Inc. Class A	1,088	21
UMH Properties Inc.	2,235	21
* Stonegate Mortgage Corp.	1,417	21
* CommunityOne Bancorp	1,839	20
JMP Group Inc.	2,743	20
Resource America Inc. Class A	2,126	20
* Hallmark Financial Services Inc.	2,354	20
Gain Capital Holdings Inc.	1,922	20
Clifton Savings Bancorp Inc.	1,501	20
Ellington Residential Mortgage REIT	1,128	19
Independence Holding Co.	1,378	19
NASB Financial Inc.	734	19
Chemung Financial Corp.	629	18
Donegal Group Inc. Class A	1,297	18
Investors Title Co.	232	18
WhiteHorse Finance Inc.	1,206	18
Hingham Institution for Savings	225	18
Middleburg Financial Corp.	930	17
* Imperial Holdings Inc.	3,014	16
* Tristate Capital Holdings Inc.	1,158	16
* Tree.com Inc.	475	16
* Blue Capital Reinsurance Holdings Ltd.	913	16
* UCP Inc.	968	15
Garrison Capital Inc.	1,048	15
ESSA Bancorp Inc.	1,339	15
* Waterstone Financial Inc.	1,411	15
* Marcus & Millichap Inc.	853	14
Griffin Land & Nurseries Inc.	459	14
* Regional Management Corp.	460	14
Silvercrest Asset Management Group Inc. Class A	816	14
Doral Financial Corp.	1,141	13
* ConnectOne Bancorp Inc.	264	13
Capitala Finance Corp.	576	12
First Marblehead Corp.	1,641	12
* VantageSouth Bancshares Inc.	1,811	11
Intersections Inc.	1,702	10
* Consumer Portfolio Services Inc.	1,232	10
* Palmetto Bancshares Inc.	648	9
* Hampton Roads Bankshares Inc.	5,033	8
CIFC Corp.	993	8
* Fortegra Financial Corp.	957	7

45

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Tejon Ranch Co.	151	5
	RCS Capital Corp.	233	5
	California First National Bancorp	334	5
*	Cascade Bancorp	826	4
*	First Federal Bancshares of Arkansas Inc.	294	3
	ZAIS Financial Corp.	81	1
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	22	—
			54,446
Health Care (4.9%)
*	WellCare Health Plans Inc.	7,339	454
*	Impax Laboratories Inc.	11,508	297
	Owens & Minor Inc.	8,456	294
*	Magellan Health Services Inc.	4,548	278
	CONMED Corp.	4,701	219
*	Wright Medical Group Inc.	6,843	218
*	NuVasive Inc.	5,889	216
*	NPS Pharmaceuticals Inc.	6,071	212
	Kindred Healthcare Inc.	9,157	198
*	Greatbatch Inc.	4,052	176
*	Amsurg Corp. Class A	3,838	168
*	Geron Corp.	26,408	126
*	PharMerica Corp.	5,033	121
*	Accelrys Inc.	9,462	118
*	Hanger Inc.	3,331	118
*	Merit Medical Systems Inc.	7,210	109
	Analogic Corp.	1,146	108
	Invacare Corp.	5,423	108
*	Emergent Biosolutions Inc.	3,842	95
	National Healthcare Corp.	1,822	94
*	Affymetrix Inc.	12,051	93
	Select Medical Holdings Corp.	8,243	92
*	Amedisys Inc.	5,330	90
*	Spectrum Pharmaceuticals Inc.	10,728	90
*	Prothena Corp. plc	2,391	86
*	Tornier NV	4,405	85
*	Nektar Therapeutics	6,524	84
*	Integra LifeSciences Holdings Corp.	1,760	83
	HealthSouth Corp.	2,407	79
*	Orthofix International NV	3,290	73
*	Omnicell Inc.	2,487	72
*,^	Rockwell Medical Inc.	5,534	70
*	Symmetry Medical Inc.	6,253	66
*	OraSure Technologies Inc.	9,329	65
*	Cynosure Inc. Class A	2,103	65
*	AngioDynamics Inc.	4,156	64
*	Triple-S Management Corp. Class B	3,777	63
*	Albany Molecular Research Inc.	3,884	61
*	ImmunoGen Inc.	3,302	54
*	Pacific Biosciences of California Inc.	8,010	53
*	BioScrip Inc.	7,450	53
*	Natus Medical Inc.	2,094	53
*	Hi-Tech Pharmacal Co. Inc.	1,210	52
*	Cambrex Corp.	2,555	51
*	Horizon Pharma Inc.	4,112	50
*	Rigel Pharmaceuticals Inc.	14,505	50
*	XenoPort Inc.	7,854	49
	Universal American Corp.	6,366	48
*	Derma Sciences Inc.	3,245	48
*	LHC Group Inc.	2,002	47
*	Cross Country Healthcare Inc.	4,507	47
*	Alnylam Pharmaceuticals Inc.	551	45
	CryoLife Inc.	4,200	42
*	Five Star Quality Care Inc.	7,087	41
*	ArthroCare Corp.	837	40

46

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Almost Family Inc.	1,361	37
Pozen Inc.	4,408	35
* RTI Surgical Inc.	9,170	35
* Anika Therapeutics Inc.	812	32
* Chindex International Inc.	1,623	31
* Exactech Inc.	1,311	31
* InterMune Inc.	1,015	31
* Surgical Care Affiliates Inc.	1,002	31
* Arena Pharmaceuticals Inc.	4,525	29
* Healthways Inc.	1,921	29
* Celldex Therapeutics Inc.	942	28
* Cutera Inc.	2,563	27
* Addus HomeCare Corp.	851	25
* Targacept Inc.	4,878	24
* Harvard Bioscience Inc.	4,221	21
* Momenta Pharmaceuticals Inc.	1,353	20
* ACADIA Pharmaceuticals Inc.	673	19
* National Research Corp. Class A	1,037	18
* AVEO Pharmaceuticals Inc.	9,060	17
* Alliance HealthCare Services Inc.	532	16
* Alphatec Holdings Inc.	10,832	15
* Idenix Pharmaceuticals Inc.	2,214	15
* XOMA Corp.	1,648	14
* ICU Medical Inc.	214	12
* Sciclone Pharmaceuticals Inc.	2,651	12
* Medical Action Industries Inc.	1,558	11
* LDR Holding Corp.	361	11
* Curis Inc.	3,567	11
* Tandem Diabetes Care Inc.	394	10
* Pernix Therapeutics Holdings	2,607	10
* Progenics Pharmaceuticals Inc.	1,854	9
* Dynavax Technologies Corp.	4,630	9
* Relypsa Inc.	218	9
* Cytokinetics Inc.	807	8
* Karyopharm Therapeutics Inc.	197	8
* Ophthotech Corp.	222	7
* Acceleron Pharma Inc.	159	7
* Cytori Therapeutics Inc.	2,041	6
* Aerie Pharmaceuticals Inc.	278	6
* Intrexon Corp.	243	6
* PTC Therapeutics Inc.	200	6
* Foundation Medicine Inc.	173	6
* Oxford Immunotec Global plc	266	6
Ensign Group Inc.	139	6
* Staar Surgical Co.	382	5
Enzon Pharmaceuticals Inc.	5,509	5
* Navidea Biopharmaceuticals Inc.	2,763	5
* MacroGenics Inc.	145	5
* Aratana Therapeutics Inc.	198	5
* Agios Pharmaceuticals Inc.	142	4
* Harvard Apparatus Regenerative Technology Inc.	856	4
* Lexicon Pharmaceuticals Inc.	2,271	4
* Bluebird Bio Inc.	141	4
* Immunomedics Inc.	663	3
* OncoMed Pharmaceuticals Inc.	90	3
* USMD Holdings Inc.	156	2
* Esperion Therapeutics Inc.	137	2
* Veracyte Inc.	128	2
* Five Prime Therapeutics Inc.	140	2
* BIND Therapeutics Inc.	133	2
* Vical Inc.	1,115	2
* Conatus Pharmaceuticals Inc.	124	1
* Biolase Inc.	445	1
* Arqule Inc.	554	1

47

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Cellular Dynamics International Inc.	79	1
* Skilled Healthcare Group Inc.	232	1
* Onconova Therapeutics Inc.	124	1
* SIGA Technologies Inc.	305	1
		6,753
Materials & Processing (5.3%)
Axiall Corp.	11,788	477
Sensient Technologies Corp.	8,451	443
Commercial Metals Co.	19,737	382
Minerals Technologies Inc.	5,886	315
* Stillwater Mining Co.	20,014	271
* Resolute Forest Products Inc.	11,830	242
Kaiser Aluminum Corp.	3,203	226
Simpson Manufacturing Co. Inc.	6,305	223
Globe Specialty Metals Inc.	10,314	205
Universal Forest Products Inc.	3,367	188
A Schulman Inc.	4,987	173
Hecla Mining Co.	48,337	163
OM Group Inc.	5,066	160
* Kraton Performance Polymers Inc.	5,513	153
* Horsehead Holding Corp.	8,546	152
* RTI International Metals Inc.	5,308	144
* AK Steel Holding Corp.	23,099	143
* Intrepid Potash Inc.	9,271	137
* Molycorp Inc.	25,217	132
Quaker Chemical Corp.	1,680	130
AMCOL International Corp.	2,906	129
* Louisiana-Pacific Corp.	6,517	122
Quanex Building Products Corp.	6,280	122
Neenah Paper Inc.	2,423	122
Olin Corp.	4,559	119
* Coeur Mining Inc.	10,749	118
Schnitzer Steel Industries Inc.	4,127	105
Haynes International Inc.	2,089	104
* Century Aluminum Co.	8,713	103
* Gibraltar Industries Inc.	5,197	96
* Allied Nevada Gold Corp.	17,606	92
Myers Industries Inc.	4,142	89
Griffon Corp.	6,852	85
LB Foster Co. Class A	1,719	80
Stepan Co.	1,290	78
* Zoltek Cos. Inc.	4,653	78
Comfort Systems USA Inc.	4,675	77
Schweitzer-Mauduit International Inc.	1,464	70
Aceto Corp.	3,714	68
Tredegar Corp.	2,628	66
* Unifi Inc.	2,507	62
Belden Inc.	840	61
* Northwest Pipe Co.	1,582	56
NN Inc.	2,854	55
Materion Corp.	1,617	48
FutureFuel Corp.	2,738	48
Apogee Enterprises Inc.	1,379	47
* Clearwater Paper Corp.	739	47
* LSB Industries Inc.	1,443	47
Dynamic Materials Corp.	2,268	47
Zep Inc.	2,324	41
* Universal Stainless & Alloy Products Inc.	1,138	38
Olympic Steel Inc.	1,173	32
Ampco-Pittsburgh Corp.	1,478	30
* Ur-Energy Inc.	16,940	29
LSI Industries Inc.	3,483	29
Noranda Aluminum Holding Corp.	5,889	25
* UFP Technologies Inc.	973	25

48

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
PH Glatfelter Co.	809	25
Chase Corp.	768	23
* Texas Industries Inc.	259	22
Oil-Dri Corp. of America	629	21
* Shiloh Industries Inc.	1,066	21
* Penford Corp.	1,404	19
Global Brass & Copper Holdings Inc.	1,092	19
NL Industries Inc.	1,192	13
* General Moly Inc.	10,553	13
Innospec Inc.	237	10
* Stock Building Supply Holdings Inc.	416	9
* NCI Building Systems Inc.	503	9
* Taminco Corp.	255	6
Wausau Paper Corp.	392	5
* Marrone Bio Innovations Inc.	335	5
Insteel Industries Inc.	183	4
* Ply Gem Holdings Inc.	268	3
KMG Chemicals Inc.	219	3
Culp Inc.	164	3
* Midway Gold Corp.	1,873	2
Compx International Inc.	178	2
* Handy & Harman Ltd.	107	2
United States Lime & Minerals Inc.	18	1
		7,389
Producer Durables (14.2%)
* Esterline Technologies Corp.	5,282	569
Curtiss-Wright Corp.	7,907	539
EMCOR Group Inc.	11,334	530
Bristow Group Inc.	6,105	474
Actuant Corp. Class A	12,360	433
* Moog Inc. Class A	6,948	430
* Teledyne Technologies Inc.	4,348	426
* Darling International Inc.	19,541	394
EnerSys Inc.	5,469	389
Convergys Corp.	17,741	363
Barnes Group Inc.	9,075	349
* JetBlue Airways Corp.	39,260	347
Scorpio Tankers Inc.	31,291	306
* Tetra Tech Inc.	10,155	293
United Stationers Inc.	6,872	293
* Orbital Sciences Corp.	10,163	289
Watts Water Technologies Inc. Class A	4,472	276
* Mobile Mini Inc.	5,863	264
ABM Industries Inc.	9,260	261
* PHH Corp.	9,676	252
Granite Construction Inc.	6,577	242
General Cable Corp.	7,799	240
* Itron Inc.	6,698	234
* Huron Consulting Group Inc.	3,423	226
Gulfmark Offshore Inc.	4,527	215
* Korn/Ferry International	8,249	209
Brady Corp. Class A	7,829	209
CIRCOR International Inc.	2,801	200
* FTI Consulting Inc.	6,831	199
AAR Corp.	6,733	195
* GrafTech International Ltd.	19,803	192
* XPO Logistics Inc.	6,077	191
Steelcase Inc. Class A	12,658	188
Briggs & Stratton Corp.	8,162	186
Ship Finance International Ltd.	9,449	178

49

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Greenbrier Cos. Inc.	4,141	174
G&K Services Inc. Class A	2,756	173
Cubic Corp.	3,130	163
* Electronics For Imaging Inc.	3,639	162
Encore Wire Corp.	3,067	160
* Tutor Perini Corp.	6,282	155
* Ascent Capital Group Inc. Class A	2,084	153
Deluxe Corp.	3,017	152
* Navigant Consulting Inc.	8,546	149
Albany International Corp.	4,018	145
Arkansas Best Corp.	4,355	145
* Wabash National Corp.	10,674	144
Werner Enterprises Inc.	5,555	144
Astec Industries Inc.	3,449	139
* Aegion Corp. Class A	5,853	135
Aircastle Ltd.	6,869	135
TAL International Group Inc.	3,051	135
* ICF International Inc.	3,340	135
Nordic American Tankers Ltd.	12,740	135
* Atlas Air Worldwide Holdings Inc.	4,375	132
* Sykes Enterprises Inc.	6,654	131
* Monster Worldwide Inc.	16,139	129
* EnPro Industries Inc.	1,791	128
UniFirst Corp.	1,110	122
* Engility Holdings Inc.	2,908	121
* Wesco Aircraft Holdings Inc.	5,469	119
* Modine Manufacturing Co.	8,001	118
ESCO Technologies Inc.	3,207	115
Kelly Services Inc. Class A	4,562	115
* ACCO Brands Corp.	19,238	114
American Railcar Industries Inc.	1,597	111
GasLog Ltd.	5,058	107
Powell Industries Inc.	1,561	106
SkyWest Inc.	8,342	106
* Hawaiian Holdings Inc.	8,798	106
* Rush Enterprises Inc. Class A	3,702	106
Kimball International Inc. Class B	5,496	103
* Dycom Industries Inc.	3,525	102
* YRC Worldwide Inc.	3,865	101
* Aerovironment Inc.	3,138	98
Standex International Corp.	1,732	96
Quad/Graphics Inc.	4,235	95
Resources Connection Inc.	6,915	95
^ Textainer Group Holdings Ltd.	2,402	88
* MYR Group Inc.	3,555	83
* PHI Inc.	1,996	80
Marten Transport Ltd.	3,968	77
Kadant Inc.	1,894	76
* RPX Corp.	4,723	76
* Great Lakes Dredge & Dock Corp.	9,150	76
Brink's Co.	2,365	72
* Columbus McKinnon Corp.	2,823	72
McGrath RentCorp	2,206	71
Celadon Group Inc.	3,144	71
Ennis Inc.	4,403	70
Argan Inc.	2,357	67
Kaman Corp.	1,592	63
Alamo Group Inc.	1,192	63
* Layne Christensen Co.	3,327	59
* Lydall Inc.	2,845	58
* Kratos Defense & Security Solutions Inc.	7,348	57
Heidrick & Struggles International Inc.	3,027	56
* Air Transport Services Group Inc.	8,710	56
* CBIZ Inc.	5,933	54

50

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
	Knightsbridge Tankers Ltd.	5,075	53
	Global Power Equipment Group Inc.	2,839	52
*	Orion Marine Group Inc.	4,551	51
	FreightCar America Inc.	2,001	51
*	Ducommun Inc.	1,769	49
	Teekay Tankers Ltd. Class A	10,281	48
*	Pacer International Inc.	5,302	48
*	Titan Machinery Inc.	2,876	45
	NACCO Industries Inc. Class A	772	45
*	CAI International Inc.	1,807	44
	UTi Worldwide Inc.	4,407	43
	CDI Corp.	2,332	43
*	AM Castle & Co.	2,873	42
*	Zygo Corp.	2,753	42
*	GenCorp Inc.	2,166	40
	Titan International Inc.	2,122	40
	Knoll Inc.	2,580	40
*	CRA International Inc.	1,668	39
*	Patriot Transportation Holding Inc.	1,081	39
*,^	Frontline Ltd.	8,482	37
*	Republic Airways Holdings Inc.	3,893	37
	Heartland Express Inc.	1,813	37
*	Roadrunner Transportation Systems Inc.	1,564	37
*	Vishay Precision Group Inc.	2,015	35
	Twin Disc Inc.	1,359	34
	Miller Industries Inc.	1,831	33
	Littelfuse Inc.	347	33
	VSE Corp.	668	32
	Spartan Motors Inc.	5,559	32
*	Quality Distribution Inc.	2,436	31
*	Vicor Corp.	2,882	31
*	PRGX Global Inc.	5,044	30
	Schawk Inc. Class A	2,174	30
	Hardinge Inc.	2,055	30
	Applied Industrial Technologies Inc.	589	30
	International Shipholding Corp.	975	30
	Gorman-Rupp Co.	939	30
	Houston Wire & Cable Co.	2,126	30
*	TeleTech Holdings Inc.	1,217	29
*	Furmanite Corp.	2,462	29
	Electro Rent Corp.	1,583	29
	Marlin Business Services Corp.	1,336	29
	Multi-Color Corp.	839	28
	Hurco Cos. Inc.	1,127	28
	Preformed Line Products Co.	411	26
*	Tecumseh Products Co. Class A	3,226	25
*	Sterling Construction Co. Inc.	2,662	25
*	SP Plus Corp.	947	25
	Ceco Environmental Corp.	1,518	24
*	LMI Aerospace Inc.	1,634	24
*	PMFG Inc.	3,653	24
*	Measurement Specialties Inc.	327	20
*	Global Sources Ltd.	2,899	20
*	Energy Recovery Inc.	4,385	20
*	TRC Cos. Inc.	2,826	19
	Franklin Electric Co. Inc.	431	19
	Hackett Group Inc.	3,165	19
*	American Superconductor Corp.	8,723	16
*	OSI Systems Inc.	258	16
*	API Technologies Corp.	5,633	16
*	FARO Technologies Inc.	269	15
	HNI Corp.	428	15
*	Ultrapetrol Bahamas Ltd.	3,839	13
*	Advanced Energy Industries Inc.	366	10

51

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Commercial Vehicle Group Inc.	1,081	10
* Control4 Corp.	422	9
* Swisher Hygiene Inc.	17,328	8
Kforce Inc.	362	8
* ExOne Co.	168	8
Douglas Dynamics Inc.	292	5
* Erickson Air-Crane Inc.	183	4
* Casella Waste Systems Inc. Class A	584	3
* Heritage-Crystal Clean Inc.	119	2
* Odyssey Marine Exploration Inc.	884	2
* Accuride Corp.	412	2
* GSE Holding Inc.	1,287	1
		19,633
Technology (9.8%)
* DigitalGlobe Inc.	12,578	391
* Finisar Corp.	15,777	374
Mentor Graphics Corp.	16,104	349
* Acxiom Corp.	9,348	348
* International Rectifier Corp.	11,675	315
* CACI International Inc. Class A	3,895	307
* TriQuint Semiconductor Inc.	24,928	305
Intersil Corp. Class A	21,553	274
MKS Instruments Inc.	8,981	270
* SYNNEX Corp.	4,474	266
* Unisys Corp.	7,106	243
* Entegris Inc.	20,066	242
* Sanmina Corp.	14,029	238
* Plexus Corp.	5,778	238
* NETGEAR Inc.	6,527	223
* Benchmark Electronics Inc.	9,211	220
Anixter International Inc.	1,915	205
* Veeco Instruments Inc.	5,150	204
Tessera Technologies Inc.	8,941	194
* Integrated Device Technology Inc.	15,791	186
* ScanSource Inc.	4,724	186
* ATMI Inc.	5,392	183
* QLogic Corp.	15,089	172
* Insight Enterprises Inc.	7,374	169
* Bankrate Inc.	7,836	158
* PMC-Sierra Inc.	19,778	145
* OmniVision Technologies Inc.	8,351	144
* II-VI Inc.	8,652	142
* Newport Corp.	6,622	137
* Spansion Inc. Class A	8,011	131
* Cirrus Logic Inc.	6,379	123
* ICG Group Inc.	6,028	123
* Sonus Networks Inc.	31,840	119
ManTech International Corp. Class A	4,038	118
Brooks Automation Inc.	11,268	117
CTS Corp.	5,680	116
* Rogers Corp.	1,776	115
* Cray Inc.	3,275	114
* Harmonic Inc.	17,171	111
* Progress Software Corp.	4,417	110
* Lattice Semiconductor Corp.	14,540	110
* Ciena Corp.	4,475	110
* Super Micro Computer Inc.	5,398	109
* Rofin-Sinar Technologies Inc.	4,455	105
* Checkpoint Systems Inc.	6,951	102
* Digital River Inc.	5,665	101
* Perficient Inc.	4,932	101
Park Electrochemical Corp.	3,527	101
* Emulex Corp.	13,633	99
Methode Electronics Inc.	2,756	93

52

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Fabrinet	4,803	93
ADTRAN Inc.	3,513	92
Comtech Telecommunications Corp.	2,849	91
Acacia Research Corp.	5,944	91
* Extreme Networks Inc.	15,758	90
* Photronics Inc.	10,299	90
* LTX-Credence Corp.	8,017	81
* Microsemi Corp.	3,494	81
* ShoreTel Inc.	8,744	77
American Science & Engineering Inc.	1,163	77
* IntraLinks Holdings Inc.	6,497	75
* TTM Technologies Inc.	8,946	75
Black Box Corp.	2,733	73
CSG Systems International Inc.	2,594	73
Epiq Systems Inc.	4,993	71
* Amkor Technology Inc.	11,817	70
Daktronics Inc.	4,877	69
* Internap Network Services Corp.	9,057	69
* EarthLink Holdings Corp.	17,463	68
* Ceva Inc.	3,714	67
* ARRIS Group Inc.	2,311	66
* Entropic Communications Inc.	15,075	66
* FormFactor Inc.	9,050	65
* GSI Group Inc.	5,085	64
* Integrated Silicon Solution Inc.	5,054	62
* Mercury Systems Inc.	5,431	60
* KEYW Holding Corp.	3,270	60
* CIBER Inc.	12,473	60
* Seachange International Inc.	5,511	58
* Sparton Corp.	1,705	55
* Supertex Inc.	1,629	54
* Rudolph Technologies Inc.	4,523	52
* Oplink Communications Inc.	2,902	51
* ARC Document Solutions Inc.	6,249	49
* Blucora Inc.	2,548	49
* Ultra Clean Holdings Inc.	3,716	49
IXYS Corp.	4,052	45
* Fusion-io Inc.	4,028	44
* Kopin Corp.	10,998	44
* Dealertrack Technologies Inc.	791	43
* Kemet Corp.	7,456	42
* Coherent Inc.	608	41
* RF Micro Devices Inc.	5,833	41
Cohu Inc.	4,086	41
* Quantum Corp.	35,213	41
* Digi International Inc.	4,311	41
* Aspen Technology Inc.	874	41
* Rubicon Technology Inc.	3,175	41
* Axcelis Technologies Inc.	17,917	40
* Vocus Inc.	2,804	37
Electro Scientific Industries Inc.	3,937	37
* Vringo Inc.	8,923	36
* Inphi Corp.	2,694	35
* Imation Corp.	5,523	35
* Numerex Corp. Class A	2,275	34
* Agilysys Inc.	2,314	34
* ePlus Inc.	570	32
* Westell Technologies Inc. Class A	7,765	32
Tessco Technologies Inc.	824	31
PC Connection Inc.	1,514	31
Bel Fuse Inc. Class B	1,597	30
* Diodes Inc.	1,267	30
* Pericom Semiconductor Corp.	3,697	30
* Procera Networks Inc.	2,711	30

53

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* RealNetworks Inc.	3,924	30
* DSP Group Inc.	3,454	29
* NeoPhotonics Corp.	3,522	29
* Demand Media Inc.	5,840	28
* ModusLink Global Solutions Inc.	5,992	27
* Gigamon Inc.	867	27
Plantronics Inc.	613	27
* Aeroflex Holding Corp.	3,394	27
* Sigma Designs Inc.	5,351	26
* ANADIGICS Inc.	14,367	26
United Online Inc.	2,308	26
* Bazaarvoice Inc.	3,735	25
* GSI Technology Inc.	3,585	24
PC-Tel Inc.	2,760	24
* VASCO Data Security International Inc.	2,966	24
* Nanometrics Inc.	1,287	24
Ebix Inc.	1,440	23
* Multi-Fineline Electronix Inc.	1,532	22
* Alpha & Omega Semiconductor Ltd.	3,031	22
Richardson Electronics Ltd.	1,986	22
* Sapiens International Corp. NV	2,829	22
* Aviat Networks Inc.	10,698	21
* RingCentral Inc. Class A	958	21
* Limelight Networks Inc.	9,258	20
* Audience Inc.	1,683	20
* Telenav Inc.	3,098	19
* TeleCommunication Systems Inc. Class A	8,310	18
* Infinera Corp.	2,105	18
* RetailMeNot Inc.	389	16
* Benefitfocus Inc.	234	15
* Endurance International Group Holdings Inc.	1,004	15
* Radisys Corp.	3,642	15
* TechTarget Inc.	2,026	14
* Hutchinson Technology Inc.	3,620	13
* Rocket Fuel Inc.	228	13
* Wix.com Ltd.	381	12
* Cvent Inc.	261	10
* Violin Memory Inc.	2,038	9
* Vocera Communications Inc.	484	8
* Calix Inc.	1,033	8
* Textura Corp.	272	7
* Barracuda Networks Inc.	192	7
* Luxoft Holding Inc. Class A	174	7
* Viasystems Group Inc.	471	6
* Applied Optoelectronics Inc.	232	6
* KVH Industries Inc.	342	4
* Lionbridge Technologies Inc.	592	4
* MoSys Inc.	953	4
* Mavenir Systems Inc.	258	4
* Covisint Corp.	339	4
* Immersion Corp.	273	3
* PLX Technology Inc.	546	3
* Glu Mobile Inc.	624	3
* Cyan Inc.	926	3
* Actuate Corp.	437	3
QAD Inc. Class A	113	2
* M/A-COM Technology Solutions Holdings Inc.	93	2
* Unwired Planet Inc.	1,023	2
* YuMe Inc.	203	1
* Tremor Video Inc.	286	1
* Revolution Lighting Technologies Inc.	298	1
		13,584
Utilities (6.8%)
Cleco Corp.	10,207	504

54

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
IDACORP Inc.	8,483	477
Piedmont Natural Gas Co. Inc.	12,754	431
Black Hills Corp.	7,505	426
Southwest Gas Corp.	7,823	423
Portland General Electric Co.	12,779	406
UNS Energy Corp.	6,566	397
* Dynegy Inc. Class A	16,887	395
UIL Holdings Corp.	9,534	369
PNM Resources Inc.	13,451	352
WGL Holdings Inc.	8,731	351
ALLETE Inc.	6,741	340
New Jersey Resources Corp.	7,054	317
Avista Corp.	10,069	298
NorthWestern Corp.	6,420	295
Laclede Group Inc.	5,531	254
South Jersey Industries Inc.	4,402	252
El Paso Electric Co.	6,815	240
MGE Energy Inc.	5,876	227
Northwest Natural Gas Co.	4,566	196
California Water Service Group	8,087	190
Otter Tail Corp.	6,145	186
American States Water Co.	5,981	180
Empire District Electric Co.	7,230	172
NRG Yield Inc. Class A	3,813	146
* Leap Wireless International Inc.	7,117	125
* Vonage Holdings Corp.	26,323	121
Chesapeake Utilities Corp.	1,629	96
Pattern Energy Group Inc.	3,109	85
Ormat Technologies Inc.	2,988	83
* Cincinnati Bell Inc.	23,854	80
* Premiere Global Services Inc.	6,513	74
Unitil Corp.	2,329	73
* Iridium Communications Inc.	10,837	71
Connecticut Water Service Inc.	1,815	60
SJW Corp.	1,876	55
* ORBCOMM Inc.	7,021	55
Middlesex Water Co.	2,642	53
Atlantic Power Corp.	20,151	52
USA Mobility Inc.	3,614	52
* Hawaiian Telcom Holdco Inc.	1,717	49
Inteliquent Inc.	3,270	46
* Pendrell Corp.	22,485	34
* NII Holdings Inc.	29,149	33
West Corp.	1,266	32
* Cbeyond Inc.	4,439	30
Consolidated Water Co. Ltd.	2,367	30
Artesian Resources Corp. Class A	1,325	29
* Genie Energy Ltd. Class B	2,256	26
Delta Natural Gas Co. Inc.	1,200	25
* Pike Corp.	2,070	21
* Boingo Wireless Inc.	3,244	19
* magicJack VocalTec Ltd.	948	18
* Gogo Inc.	756	16
York Water Co.	613	12
Shenandoah Telecommunications Co.	361	9
* Towerstream Corp.	2,390	6
* FairPoint Communications Inc.	435	6
* inContact Inc.	514	5
IDT Corp. Class B	147	3
* Straight Path Communications Inc. Class B	72	1

		9,409
Total Common Stocks (Cost $126,646)		137,488

55

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2014

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund	0.130%		748,311	748

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5 Federal Home Loan Bank Discount Notes	0.093%	7/18/14	100	100
Total Temporary Cash Investments (Cost $848)				848
Total Investments (100.1%) (Cost $127,494)				138,336
Other Assets and Liabilities—Net (-0.1%)[3]				(163)
Net Assets (100%)				138,173

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $261,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $280,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

56

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)

Common Stocks (99.7%)[1]
Consumer Discretionary (16.5%)
Brunswick Corp.	29,304	1,313
* Tenneco Inc.	20,834	1,255
Sotheby's	23,392	1,100
* Lumber Liquidators Holdings Inc.	9,416	1,010
Pool Corp.	15,972	934
* Buffalo Wild Wings Inc.	6,404	929
Wolverine World Wide Inc.	34,257	903
Cheesecake Factory Inc.	18,204	865
Vail Resorts Inc.	12,259	862
* Steven Madden Ltd.	20,536	749
* Grand Canyon Education Inc.	15,500	735
Ryland Group Inc.	15,745	734
* Shutterfly Inc.	12,963	707
Sinclair Broadcast Group Inc. Class A	23,357	692
Cracker Barrel Old Country Store Inc.	6,707	667
HSN Inc.	11,546	662
* Jack in the Box Inc.	11,411	656
PriceSmart Inc.	6,443	655
Monro Muffler Brake Inc.	10,674	637
* Outerwall Inc.	8,670	613
Pier 1 Imports Inc.	32,357	612
KB Home	28,521	582
* ANN Inc.	16,105	574
* Conversant Inc.	22,789	567
Texas Roadhouse Inc. Class A	21,310	564
Hillenbrand Inc.	18,761	561
Papa John's International Inc.	10,938	557
* Vistaprint NV	11,144	549
* Express Inc.	29,139	533
* Meritage Homes Corp.	10,921	526
* Hibbett Sports Inc.	8,873	509
* Dorman Products Inc.	8,612	496
* Vitamin Shoppe Inc.	10,360	485
Lithia Motors Inc. Class A	7,579	481
* Asbury Automotive Group Inc.	9,385	477
* Bloomin' Brands Inc.	18,881	475
* Pinnacle Entertainment Inc.	18,456	448
* Genesco Inc.	5,903	438
Churchill Downs Inc.	4,694	437
* LifeLock Inc.	21,876	436
Buckle Inc.	9,538	433
* Five Below Inc.	11,195	431
Nexstar Broadcasting Group Inc. Class A	10,023	428
* Krispy Kreme Doughnuts Inc.	22,353	425
Sturm Ruger & Co. Inc.	6,596	420
* Restoration Hardware Holdings Inc.	6,037	409
* Crocs Inc.	25,990	396
Drew Industries Inc.	7,821	385
* Fiesta Restaurant Group Inc.	7,650	384
* Life Time Fitness Inc.	7,745	366
Interval Leisure Group Inc.	13,441	365
* Tumi Holdings Inc.	16,345	362
Oxford Industries Inc.	4,593	359
* Iconix Brand Group Inc.	8,222	331
* Red Robin Gourmet Burgers Inc.	4,230	330
* Popeyes Louisiana Kitchen Inc.	8,152	327
* Multimedia Games Holding Co. Inc.	9,855	325
* Gentherm Inc.	11,411	323
* Select Comfort Corp.	17,858	323
* Caesars Entertainment Corp.	12,243	318
* Sonic Corp.	15,241	311

57

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	American Axle & Manufacturing Holdings Inc.	15,927	308
*	G-III Apparel Group Ltd.	4,349	302
*	Francesca's Holdings Corp.	15,029	294
*	Constant Contact Inc.	10,484	289
*	Boyd Gaming Corp.	23,718	276
*	Conn's Inc.	7,662	274
*	TiVo Inc.	20,095	271
*	Quiksilver Inc.	33,080	258
*	Winnebago Industries Inc.	9,581	255
	Capella Education Co.	3,773	251
	DineEquity Inc.	2,958	248
*	ITT Educational Services Inc.	7,976	247
*	BJ's Restaurants Inc.	8,420	233
*	Elizabeth Arden Inc.	7,420	227
	Brown Shoe Co. Inc.	9,154	225
*	Chuy's Holdings Inc.	5,541	221
*	Smith & Wesson Holding Corp.	19,049	219
*	Rentrak Corp.	3,356	215
*	American Public Education Inc.	6,010	213
	Arctic Cat Inc.	4,500	211
*	K12 Inc.	9,273	210
*	Mattress Firm Holding Corp.	4,586	200
*	HealthStream Inc.	6,874	198
*	Aeropostale Inc.	26,787	197
*	Vera Bradley Inc.	7,388	196
	Ethan Allen Interiors Inc.	7,279	183
*	Strayer Education Inc.	3,732	178
*	Move Inc.	13,611	176
*	Shutterstock Inc.	1,754	174
*	Zumiez Inc.	7,207	171
	Standard Motor Products Inc.	4,852	171
	Matthews International Corp. Class A	4,147	170
*	Cavco Industries Inc.	2,139	168
*	Libbey Inc.	7,169	167
*	Hovnanian Enterprises Inc. Class A	27,234	165
*	Denny's Corp.	24,218	165
*	Scientific Games Corp. Class A	12,192	163
*	Bright Horizons Family Solutions Inc.	4,051	160
*	Stamps.com Inc.	4,457	157
	Finish Line Inc. Class A	5,763	156
	Ruth's Hospitality Group Inc.	12,231	151
*	Cumulus Media Inc. Class A	22,928	150
*	Blue Nile Inc.	4,236	149
*	William Lyon Homes Class A	4,756	147
*	Children's Place Retail Stores Inc.	2,703	146
	Nutrisystem Inc.	9,814	144
	Penske Automotive Group Inc.	3,252	141
	Inter Parfums Inc.	3,959	133
*	RealD Inc.	11,987	132
	Entravision Communications Corp. Class A	19,166	127
	La-Z-Boy Inc.	4,701	120
	Destination Maternity Corp.	4,232	120
*	Angie's List Inc.	8,218	114
	Carriage Services Inc. Class A	5,470	112
*	XO Group Inc.	9,328	111
*	American Woodmark Corp.	3,456	111
*	Beazer Homes USA Inc.	4,735	110
*	Office Depot Inc.	20,710	102
*	Houghton Mifflin Harcourt Co.	4,899	100
	MDC Partners Inc. Class A	4,308	97
*	Tile Shop Holdings Inc.	6,258	96
*,^	Container Store Group Inc.	2,687	96
*	Bravo Brio Restaurant Group Inc.	6,156	95
	National CineMedia Inc.	6,031	93

58

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
	Dana Holding Corp.	4,160	90
*	Stoneridge Inc.	8,126	89
*	McClatchy Co. Class A	16,653	88
*	Nautilus Inc.	10,537	88
*	Jos A Bank Clothiers Inc.	1,415	88
	Big 5 Sporting Goods Corp.	5,675	86
	MDC Holdings Inc.	2,701	84
*	Christopher & Banks Corp.	12,317	82
	Sonic Automotive Inc. Class A	3,436	82
*	Orbitz Worldwide Inc.	8,221	79
*	Burlington Stores Inc.	2,913	79
*	America's Car-Mart Inc.	2,097	76
*	Overstock.com Inc.	3,828	75
*	Jamba Inc.	5,730	72
*	Steiner Leisure Ltd.	1,597	71
	Stein Mart Inc.	5,066	69
*	Carmike Cinemas Inc.	2,239	67
*	ValueVision Media Inc. Class A	11,898	67
*	Noodles & Co. Class A	1,638	65
	Cooper Tire & Rubber Co.	2,587	64
*	Kirkland's Inc.	3,475	61
	Winmark Corp.	773	61
	ClubCorp Holdings Inc.	3,415	59
*	M/I Homes Inc.	2,372	59
*	Wet Seal Inc. Class A	30,871	59
*	Tower International Inc.	2,137	55
	Cato Corp. Class A	1,933	54
*	Diamond Resorts International Inc.	2,969	54
	Bob Evans Farms Inc.	1,011	52
*	Vince Holding Corp.	1,920	52
*	Education Management Corp.	8,567	51
*	Potbelly Corp.	2,324	50
	Bon-Ton Stores Inc.	4,492	49
	Haverty Furniture Cos. Inc.	1,650	48
*	Rosetta Stone Inc.	4,099	47
*	Nathan's Famous Inc.	937	47
*	Franklin Covey Co.	2,219	46
*	Sears Hometown and Outlet Stores Inc.	1,984	46
*	Del Frisco's Restaurant Group Inc.	1,668	43
*	Pacific Sunwear of California Inc.	14,625	42
*	ReachLocal Inc.	3,607	38
*	JTH Holding Inc. Class A	1,505	38
*	Tilly's Inc. Class A	3,033	36
*	1-800-Flowers.com Inc. Class A	6,607	35
	Marine Products Corp.	3,851	33
*	Hemisphere Media Group Inc.	2,856	32
*	LGI Homes Inc.	1,796	31
^	Blyth Inc.	3,092	30
*	Cenveo Inc.	8,899	30
*	Ignite Restaurant Group Inc.	2,420	30
*	Revlon Inc. Class A	1,253	30
*	Morgans Hotel Group Co.	3,597	29
*	Monarch Casino & Resort Inc.	1,520	29
	Einstein Noah Restaurant Group Inc.	1,899	28
*	Fox Factory Holding Corp.	1,658	28
*	SFX Entertainment Inc.	3,154	27
*	WCI Communities Inc.	1,333	27
*	New York & Co. Inc.	5,694	25
	World Wrestling Entertainment Inc. Class A	1,017	23
*,^	Chegg Inc.	3,620	23
	Saga Communications Inc. Class A	459	22
*	Universal Electronics Inc.	528	22
*	Norcraft Cos. Inc.	1,256	22
*	Barnes & Noble Inc.	1,018	19

59

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* EveryWare Global Inc.	3,419	19
* Diversified Restaurant Holdings Inc.	3,829	18
Movado Group Inc.	394	16
* Gray Television Inc.	1,297	15
* Central Garden and Pet Co. Class A	2,068	15
Lincoln Educational Services Corp.	2,953	13
National Presto Industries Inc.	163	13
* Crown Media Holdings Inc. Class A	2,071	7
* TRI Pointe Homes Inc.	221	4
Gordmans Stores Inc.	624	4
* Citi Trends Inc.	233	4
RG Barry Corp.	197	4
Weyco Group Inc.	122	3
Beasley Broadcasting Group Inc. Class A	52	—
		49,613
Consumer Staples (4.2%)
* United Natural Foods Inc.	16,892	1,223
* Hain Celestial Group Inc.	13,155	1,175
* Rite Aid Corp.	151,900	1,001
Casey's General Stores Inc.	13,085	896
* Boston Beer Co. Inc. Class A	2,815	666
Sanderson Farms Inc.	7,857	604
* TreeHouse Foods Inc.	8,067	575
Spectrum Brands Holdings Inc.	7,341	573
Lancaster Colony Corp.	6,319	570
B&G Foods Inc.	18,045	541
J&J Snack Foods Corp.	5,101	474
WD-40 Co.	5,281	385
* Susser Holdings Corp.	6,160	373
* Pilgrim's Pride Corp.	20,688	363
* SUPERVALU Inc.	51,419	333
Vector Group Ltd.	15,924	311
* Boulder Brands Inc.	19,237	289
Cal-Maine Foods Inc.	4,333	228
Tootsie Roll Industries Inc.	6,450	188
* Annie's Inc.	4,674	175
* USANA Health Sciences Inc.	2,062	151
* Chefs' Warehouse Inc.	5,691	132
Calavo Growers Inc.	4,226	131
* Medifast Inc.	4,771	126
* Natural Grocers by Vitamin Cottage Inc.	3,076	125
Coca-Cola Bottling Co. Consolidated	1,621	123
PetMed Express Inc.	6,812	94
* National Beverage Corp.	3,895	82
Limoneira Co.	3,437	72
* Inventure Foods Inc.	4,855	67
Snyder's-Lance Inc.	2,474	67
Orchids Paper Products Co.	1,810	61
* Vitacost.com Inc.	7,792	58
Female Health Co.	7,618	53
* Star Scientific Inc.	58,917	52
* Lifevantage Corp.	36,081	48
* Farmer Bros Co.	2,035	43
* Synutra International Inc.	5,613	41
Village Super Market Inc. Class A	1,481	40
Core-Mark Holding Co. Inc.	511	40
Alico Inc.	825	31
* Craft Brew Alliance Inc.	1,397	23
* PhotoMedex Inc.	1,546	23
Lifeway Foods Inc.	1,565	22
* Seaboard Corp.	8	20
* Fairway Group Holdings Corp.	2,134	17
* Pantry Inc.	447	7

60

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Omega Protein Corp.	453	5
			12,697
Energy (4.4%)
	Targa Resources Corp.	11,274	1,091
*	Kodiak Oil & Gas Corp.	90,947	1,074
*	Rosetta Resources Inc.	20,854	925
	SemGroup Corp. Class A	13,364	900
*	Carrizo Oil & Gas Inc.	13,273	660
	Crosstex Energy Inc.	14,852	618
*	GT Advanced Technologies Inc.	38,528	552
*	Bonanza Creek Energy Inc.	10,047	502
*	SunPower Corp. Class A	14,073	466
*	Diamondback Energy Inc.	7,234	465
*	Flotek Industries Inc.	16,291	415
	Western Refining Inc.	10,425	380
	CARBO Ceramics Inc.	2,933	364
*	Geospace Technologies Corp.	4,408	338
*	Rex Energy Corp.	15,433	293
*	Newpark Resources Inc.	23,794	265
	Delek US Holdings Inc.	8,304	231
*	Solazyme Inc.	16,324	200
*	Clean Energy Fuels Corp.	23,253	195
*	RigNet Inc.	4,043	193
*	Capstone Turbine Corp.	103,970	186
*	Synergy Resources Corp.	17,326	183
*	Forum Energy Technologies Inc.	6,715	174
*	PowerSecure International Inc.	7,402	168
	EXCO Resources Inc.	29,743	155
*	Magnum Hunter Resources Corp.	18,426	155
*	Approach Resources Inc.	6,706	149
*	Goodrich Petroleum Corp.	10,698	146
*	Bill Barrett Corp.	4,882	124
*	Gastar Exploration Inc.	19,302	123
*	FuelCell Energy Inc.	60,910	119
*	EPL Oil & Gas Inc.	3,283	99
*	Abraxas Petroleum Corp.	27,847	94
*	Athlon Energy Inc.	2,403	89
*	PetroQuest Energy Inc.	18,399	87
	Panhandle Oil and Gas Inc. Class A	2,214	82
	Walter Energy Inc.	7,466	81
*	Arabian American Development Co.	6,303	77
	Evolution Petroleum Corp.	5,799	75
*	FX Energy Inc.	18,467	69
*	EnerNOC Inc.	3,129	68
*	VAALCO Energy Inc.	10,032	67
*	SEACOR Holdings Inc.	595	53
*	Matrix Service Co.	1,494	48
*	Isramco Inc.	331	47
*	Amyris Inc.	9,421	43
*,^	Enphase Energy Inc.	5,243	42
*	Contango Oil & Gas Co.	865	41
*	ION Geophysical Corp.	9,721	40
*	Triangle Petroleum Corp.	4,162	37
*	TGC Industries Inc.	4,794	31
*	Hornbeck Offshore Services Inc.	649	28
*	Sanchez Energy Corp.	873	26
*	Jones Energy Inc.	1,521	24
*	Quicksilver Resources Inc.	7,225	24
*	KiOR Inc.	16,461	23
*	Renewable Energy Group Inc.	1,639	19
*	Forest Oil Corp.	5,676	11
*	REX American Resources Corp.	143	7
*	Apco Oil and Gas International Inc.	407	6
*	Nuverra Environmental Solutions Inc.	214	4

61

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* ZaZa Energy Corp.	3,749	3
Adams Resources & Energy Inc.	37	3
* Global Geophysical Services Inc.	549	1
		13,258
Financial Services (9.0%)
* WEX Inc.	13,288	1,287
Financial Engines Inc.	16,767	947
* Portfolio Recovery Associates Inc.	17,384	943
MarketAxess Holdings Inc.	12,804	756
Sovran Self Storage Inc.	9,757	722
* Zillow Inc. Class A	7,955	665
Fair Isaac Corp.	12,246	658
* Euronet Worldwide Inc.	17,016	651
* Cardtronics Inc.	15,314	620
National Health Investors Inc.	9,958	614
Evercore Partners Inc. Class A	10,794	601
EastGroup Properties Inc.	9,668	600
Sun Communities Inc.	12,241	564
PS Business Parks Inc.	6,631	557
Potlatch Corp.	13,823	548
* MGIC Investment Corp.	60,875	545
* WisdomTree Investments Inc.	34,293	534
* First Cash Financial Services Inc.	9,963	526
* Strategic Hotels & Resorts Inc.	52,050	520
Greenhill & Co. Inc.	9,623	513
Heartland Payment Systems Inc.	12,402	502
Bank of the Ozarks Inc.	7,570	480
First Financial Bankshares Inc.	7,310	442
Glimcher Realty Trust	44,247	430
* Virtus Investment Partners Inc.	2,306	427
Ryman Hospitality Properties Inc.	9,759	412
American Realty Capital Properties Inc.	26,962	396
LTC Properties Inc.	10,270	387
* BofI Holding Inc.	4,130	384
Highwoods Properties Inc.	9,478	357
Geo Group Inc.	10,681	344
Advent Software Inc.	11,145	342
* Credit Acceptance Corp.	2,426	335
* Encore Capital Group Inc.	6,668	324
AmTrust Financial Services Inc.	8,544	323
Healthcare Realty Trust Inc.	12,730	305
HFF Inc. Class A	9,557	305
* eHealth Inc.	6,287	302
BGC Partners Inc. Class A	43,372	295
* World Acceptance Corp.	2,954	283
Alexander's Inc.	718	269
Inland Real Estate Corp.	25,074	269
Radian Group Inc.	16,110	250
DuPont Fabros Technology Inc.	9,268	246
EVERTEC Inc.	10,073	244
Cohen & Steers Inc.	6,424	243
CoreSite Realty Corp.	7,082	221
FXCM Inc. Class A	12,488	210
Cass Information Systems Inc.	3,517	183
Universal Health Realty Income Trust	4,063	173
HCI Group Inc.	3,356	162
GAMCO Investors Inc.	2,057	161
Washington REIT	6,369	160
* Tejon Ranch Co.	4,368	155
Sabra Health Care REIT Inc.	5,266	150
Employers Holdings Inc.	7,386	145
* Enstar Group Ltd.	1,152	144
Infinity Property & Casualty Corp.	1,947	144
Home BancShares Inc.	4,117	138

62

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Argo Group International Holdings Ltd.	3,117	138
Westwood Holdings Group Inc.	2,399	137
* KCG Holdings Inc. Class A	10,705	127
Urstadt Biddle Properties Inc. Class A	6,448	126
Saul Centers Inc.	2,715	126
Diamond Hill Investment Group Inc.	985	116
* Ambac Financial Group Inc.	3,216	111
* Springleaf Holdings Inc.	3,605	102
* Ladenburg Thalmann Financial Services Inc.	35,005	98
* Blackhawk Network Holdings Inc.	3,876	96
Acadia Realty Trust	3,421	90
* Higher One Holdings Inc.	10,645	85
Empire State Realty Trust Inc.	5,211	80
* Xoom Corp.	2,797	78
Oritani Financial Corp.	4,899	77
* Greenlight Capital Re Ltd. Class A	2,385	75
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,072	73
Northfield Bancorp Inc.	4,597	58
Kennedy-Wilson Holdings Inc.	2,198	56
Investors Bancorp Inc.	1,942	51
* Planet Payment Inc.	14,996	51
Pzena Investment Management Inc. Class A	3,977	46
* Tree.com Inc.	1,298	44
American Equity Investment Life Holding Co.	1,729	38
* RE/MAX Holdings Inc.	1,112	34
* Third Point Reinsurance Ltd.	2,257	34
* MoneyGram International Inc.	1,766	34
* JGWPT Holdings Inc. Class A	1,588	30
ZAIS Financial Corp.	1,703	30
Main Street Capital Corp.	837	29
* Essent Group Ltd.	1,219	28
* Regional Management Corp.	922	28
Crawford & Co. Class B	3,183	27
* Consumer Portfolio Services Inc.	3,447	27
* INTL. FCStone Inc.	1,474	27
* Forestar Group Inc.	1,311	25
Maiden Holdings Ltd.	2,196	25
Rexford Industrial Realty Inc.	1,716	24
QTS Realty Trust Inc. Class A	942	24
* Health Insurance Innovations Inc. Class A	1,646	21
National Interstate Corp.	653	20
Physicians Realty Trust	1,416	19
United Fire Group Inc.	643	19
Investors Real Estate Trust	2,032	18
Winthrop Realty Trust	940	11
Universal Insurance Holdings Inc.	811	11
* UCP Inc.	652	10
UMH Properties Inc.	1,078	10
* Marcus & Millichap Inc.	582	10
Aviv REIT Inc.	330	8
* Blue Capital Reinsurance Holdings Ltd.	292	5
Silvercrest Asset Management Group Inc. Class A	276	5
* Meridian Interstate Bancorp Inc.	190	5
Meadowbrook Insurance Group Inc.	804	4
Capitala Finance Corp.	201	4
Penns Woods Bancorp Inc.	86	4
Tower Group International Ltd.	1,217	3
* First Federal Bancshares of Arkansas Inc.	318	3
* Tejon Ranch Co. Warrants Exp. 08/31/2016	617	3
RCS Capital Corp.	103	2
* Hallmark Financial Services Inc.	275	2
* Cascade Bancorp	164	1
		27,116

63

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
Health Care (22.7%)
*	athenahealth Inc.	12,540	2,431
*	Isis Pharmaceuticals Inc.	38,418	1,959
*	Alnylam Pharmaceuticals Inc.	18,756	1,524
*	Align Technology Inc.	25,042	1,310
*	Cepheid Inc.	22,981	1,233
*	Centene Corp.	18,642	1,187
*	Medidata Solutions Inc.	18,217	1,168
*	DexCom Inc.	24,224	1,093
	West Pharmaceutical Services Inc.	23,699	1,080
	Questcor Pharmaceuticals Inc.	17,763	1,079
*	Team Health Holdings Inc.	23,535	1,060
*	PAREXEL International Corp.	19,482	1,044
*	Intercept Pharmaceuticals Inc.	2,447	1,004
	STERIS Corp.	20,211	933
*	Puma Biotechnology Inc.	7,593	883
*	Insulet Corp.	18,241	865
*	InterMune Inc.	28,474	855
*	Celldex Therapeutics Inc.	28,458	832
	HealthSouth Corp.	24,922	814
*	NPS Pharmaceuticals Inc.	22,024	770
*	Synageva BioPharma Corp.	6,559	752
*	Pacira Pharmaceuticals Inc.	9,408	736
*	Thoratec Corp.	19,571	727
*	Air Methods Corp.	13,273	717
*	MWI Veterinary Supply Inc.	4,370	712
*	Medicines Co.	21,595	660
*	Cyberonics Inc.	9,435	646
*	ACADIA Pharmaceuticals Inc.	22,607	640
*	Haemonetics Corp.	17,437	636
*,^	Opko Health Inc.	64,449	614
*	HMS Holdings Corp.	29,940	613
*	Acadia Healthcare Co. Inc.	12,091	598
*	Aegerion Pharmaceuticals Inc.	9,838	539
*	HeartWare International Inc.	5,581	536
*	Neogen Corp.	12,250	531
*	Ironwood Pharmaceuticals Inc. Class A	36,300	527
*	Auxilium Pharmaceuticals Inc.	16,832	518
*	Akorn Inc.	19,869	513
	Chemed Corp.	6,020	509
*	Acorda Therapeutics Inc.	13,848	507
*	MedAssets Inc.	20,797	505
*	Prestige Brands Holdings Inc.	17,460	497
*	Keryx Biopharmaceuticals Inc.	30,456	489
*	Clovis Oncology Inc.	6,124	488
*	Exelixis Inc.	66,292	468
*	Halozyme Therapeutics Inc.	32,913	464
*	Globus Medical Inc.	18,648	441
*	Emeritus Corp.	13,759	434
*	WebMD Health Corp.	9,706	431
*	Arena Pharmaceuticals Inc.	65,496	426
*	Masimo Corp.	16,629	425
*	Ligand Pharmaceuticals Inc.	6,082	424
*	Spectranetics Corp.	13,775	413
	PDL BioPharma Inc.	47,791	410
*	Fluidigm Corp.	8,678	407
*	Novavax Inc.	63,508	406
*	Neurocrine Biosciences Inc.	22,781	402
*	Volcano Corp.	18,619	400
*	Dyax Corp.	41,297	399
*	ArthroCare Corp.	7,884	380
*	Sangamo BioSciences Inc.	20,820	379
*	Nektar Therapeutics	29,485	378
*	ExamWorks Group Inc.	10,331	376

64

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	ABIOMED Inc.	13,223	373
*	Sarepta Therapeutics Inc.	12,830	372
*	Molina Healthcare Inc.	9,674	365
*	ImmunoGen Inc.	22,105	363
	Cantel Medical Corp.	11,190	362
*	Exact Sciences Corp.	24,039	323
*	Raptor Pharmaceutical Corp.	20,366	322
*	MannKind Corp.	50,777	314
*	Cardiovascular Systems Inc.	8,910	312
	Meridian Bioscience Inc.	14,156	295
*	Cadence Pharmaceuticals Inc.	21,058	295
*	IPC The Hospitalist Co. Inc.	5,724	294
*	Endologix Inc.	21,438	289
*	Abaxis Inc.	7,545	286
*	NxStage Medical Inc.	20,393	283
*	Lannett Co. Inc.	6,379	274
*	Quidel Corp.	9,587	269
	Computer Programs & Systems Inc.	3,783	259
*	Infinity Pharmaceuticals Inc.	16,344	256
*	NewLink Genetics Corp.	5,765	255
	Ensign Group Inc.	6,305	250
*	Capital Senior Living Corp.	9,780	249
*	Orexigen Therapeutics Inc.	34,606	240
	Quality Systems Inc.	13,623	238
*	Accuray Inc.	25,301	237
*	Insmed Inc.	11,809	236
*	Luminex Corp.	12,751	236
*	Depomed Inc.	19,289	232
*	ICU Medical Inc.	4,010	232
*	Idenix Pharmaceuticals Inc.	33,718	230
*	MiMedx Group Inc.	30,999	222
*	AMN Healthcare Services Inc.	15,716	219
*	Furiex Pharmaceuticals Inc.	2,282	211
*	Bio-Reference Labs Inc.	8,348	211
*	Vivus Inc.	34,364	207
*	AVANIR Pharmaceuticals Inc.	49,536	206
*	Array BioPharma Inc.	42,224	204
*	TherapeuticsMD Inc.	29,453	202
*	KYTHERA Biopharmaceuticals Inc.	4,024	201
*	Integra LifeSciences Holdings Corp.	4,252	200
*	Momenta Pharmaceuticals Inc.	13,475	199
*	XOMA Corp.	23,140	193
*	Omnicell Inc.	6,669	192
*	Hanger Inc.	5,125	182
*	Corvel Corp.	3,895	179
	Analogic Corp.	1,872	176
*	Vanda Pharmaceuticals Inc.	11,335	171
*	AtriCure Inc.	8,247	171
*	Cell Therapeutics Inc.	44,485	171
*	Antares Pharma Inc.	38,482	171
*	Synergy Pharmaceuticals Inc.	27,593	167
*	TESARO Inc.	5,037	166
*	Accretive Health Inc.	20,073	166
*	Staar Surgical Co.	11,704	166
*	Anacor Pharmaceuticals Inc.	8,650	164
*	Merrimack Pharmaceuticals Inc.	32,986	164
*,^	Unilife Corp.	35,037	162
*	Repligen Corp.	10,734	161
	Owens & Minor Inc.	4,583	159
	Landauer Inc.	3,252	158
	Atrion Corp.	537	155
*	Dendreon Corp.	53,800	155
*	Chelsea Therapeutics International Ltd.	26,986	154
*	Cerus Corp.	23,799	154

65

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Repros Therapeutics Inc.	7,862	154
* Natus Medical Inc.	6,092	153
* AMAG Pharmaceuticals Inc.	7,368	153
* GenMark Diagnostics Inc.	12,237	152
* Genomic Health Inc.	5,711	151
* Vascular Solutions Inc.	5,675	148
* Dynavax Technologies Corp.	79,291	147
* Zogenix Inc.	33,625	146
* Amsurg Corp. Class A	3,216	141
* Galena Biopharma Inc.	35,022	138
US Physical Therapy Inc.	4,160	138
* Endocyte Inc.	10,476	138
* Sagent Pharmaceuticals Inc.	6,492	137
* Omeros Corp.	10,276	137
* Lexicon Pharmaceuticals Inc.	72,798	130
* NuVasive Inc.	3,279	121
* BioDelivery Sciences International Inc.	12,704	119
* SurModics Inc.	4,775	119
* ZIOPHARM Oncology Inc.	27,888	119
* Achillion Pharmaceuticals Inc.	33,589	118
* Healthways Inc.	7,797	117
* Gentiva Health Services Inc.	10,866	116
* Zeltiq Aesthetics Inc.	6,114	116
* Insys Therapeutics Inc.	1,707	115
* Receptos Inc.	2,452	114
* Immunomedics Inc.	23,991	114
* Horizon Pharma Inc.	9,012	110
* Synta Pharmaceuticals Corp.	16,928	105
* PTC Therapeutics Inc.	3,315	104
* Cambrex Corp.	4,928	99
* Peregrine Pharmaceuticals Inc.	54,091	98
* Acceleron Pharma Inc.	2,054	96
* Providence Service Corp.	3,585	95
* Anika Therapeutics Inc.	2,413	95
* Ophthotech Corp.	2,750	93
* Sequenom Inc.	39,035	93
* Karyopharm Therapeutics Inc.	2,293	92
* AcelRx Pharmaceuticals Inc.	7,905	90
* Portola Pharmaceuticals Inc.	3,685	90
* Hyperion Therapeutics Inc.	2,878	89
* Intrexon Corp.	3,377	88
* Progenics Pharmaceuticals Inc.	18,756	88
* Stemline Therapeutics Inc.	3,326	86
* Osiris Therapeutics Inc.	5,623	86
* Cytokinetics Inc.	8,383	83
* Threshold Pharmaceuticals Inc.	16,289	81
* TearLab Corp.	9,961	80
* Verastem Inc.	5,924	79
* Cempra Inc.	6,772	77
* Ampio Pharmaceuticals Inc.	10,538	75
* Sunesis Pharmaceuticals Inc.	11,328	74
* Foundation Medicine Inc.	2,039	73
* Epizyme Inc.	2,294	69
* Curis Inc.	22,402	68
* Cynosure Inc. Class A	2,206	68
* Relypsa Inc.	1,669	66
* Tetraphase Pharmaceuticals Inc.	4,821	66
* Navidea Biopharmaceuticals Inc.	35,080	65
* ChemoCentryx Inc.	8,525	65
* Sciclone Pharmaceuticals Inc.	13,599	63
* Agios Pharmaceuticals Inc.	2,020	63
Utah Medical Products Inc.	1,146	63
* Durata Therapeutics Inc.	4,547	62
* Tandem Diabetes Care Inc.	2,407	62

66

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* MacroGenics Inc.	1,711	60
* Corcept Therapeutics Inc.	18,034	59
* Chimerix Inc.	2,956	59
* Hi-Tech Pharmacal Co. Inc.	1,347	58
* Surgical Care Affiliates Inc.	1,906	58
* Merge Healthcare Inc.	22,944	58
* Accelerate Diagnostics Inc.	3,872	57
* OncoGenex Pharmaceutical Inc.	5,015	55
* Cytori Therapeutics Inc.	17,315	55
* Supernus Pharmaceuticals Inc.	5,381	54
* Bluebird Bio Inc.	2,066	53
* Aratana Therapeutics Inc.	2,149	50
* OncoMed Pharmaceuticals Inc.	1,421	49
* Enanta Pharmaceuticals Inc.	1,276	47
* BioTime Inc.	13,023	47
* Aerie Pharmaceuticals Inc.	2,022	46
* Nanosphere Inc.	19,340	46
* Arqule Inc.	19,951	45
* Sucampo Pharmaceuticals Inc. Class A	4,834	44
* Fibrocell Science Inc.	7,552	43
* Emergent Biosolutions Inc.	1,681	42
* LDR Holding Corp.	1,241	39
* Regulus Therapeutics Inc.	3,429	39
* NeoGenomics Inc.	10,732	38
* Alimera Sciences Inc.	5,715	38
* SIGA Technologies Inc.	11,421	37
* Oxford Immunotec Global plc	1,575	35
* MEI Pharma Inc.	4,057	35
* Vical Inc.	22,753	35
* TG Therapeutics Inc.	5,216	34
* Biolase Inc.	10,997	34
* BioScrip Inc.	4,677	33
* OvaScience Inc.	2,984	32
* Skilled Healthcare Group Inc.	6,220	30
* Rockwell Medical Inc.	2,209	28
* Coronado Biosciences Inc.	9,676	27
* Amicus Therapeutics Inc.	10,252	26
* Veracyte Inc.	1,543	25
* Five Prime Therapeutics Inc.	1,686	24
* BIND Therapeutics Inc.	1,647	22
* Conatus Pharmaceuticals Inc.	1,883	21
* Alliance HealthCare Services Inc.	692	21
* Esperion Therapeutics Inc.	1,327	21
* Chindex International Inc.	981	19
* Cellular Dynamics International Inc.	1,223	18
* GTx Inc.	10,166	17
National Research Corp. Class B	425	17
* XenoPort Inc.	2,704	17
* Exactech Inc.	702	16
* Medical Action Industries Inc.	2,164	16
* National Research Corp. Class A	880	15
* Onconova Therapeutics Inc.	1,756	15
* KaloBios Pharmaceuticals Inc.	3,581	12
* Triple-S Management Corp. Class B	376	6
CryoLife Inc.	623	6
* Addus HomeCare Corp.	169	5
* Cubist Pharmaceutic-CVR	5,389	4
* Harvard Bioscience Inc.	473	2
* Harvard Apparatus Regenerative Technology Inc.	118	1
		68,372
Materials & Processing (8.7%)
Acuity Brands Inc.	14,653	2,067
PolyOne Corp.	34,030	1,276
CLARCOR Inc.	17,032	987

67

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Belden Inc.	13,375	965
* USG Corp.	26,172	925
* KapStone Paper and Packaging Corp.	27,878	886
Watsco Inc.	8,768	863
HB Fuller Co.	17,175	833
* Chemtura Corp.	33,559	831
Worthington Industries Inc.	18,049	719
* Graphic Packaging Holding Co.	66,970	686
* Louisiana-Pacific Corp.	34,444	647
* Beacon Roofing Supply Inc.	16,619	628
Mueller Industries Inc.	9,598	600
* Texas Industries Inc.	6,923	588
* Polypore International Inc.	15,925	551
Mueller Water Products Inc. Class A	53,894	520
Balchem Corp.	10,131	512
* RBC Bearings Inc.	7,849	504
Olin Corp.	18,229	477
* Berry Plastics Group Inc.	18,901	460
* Trex Co. Inc.	5,867	459
Innophos Holdings Inc.	7,496	412
PH Glatfelter Co.	13,069	397
Interface Inc. Class A	20,253	390
Schweitzer-Mauduit International Inc.	7,744	373
* Calgon Carbon Corp.	18,466	372
* Cabot Microelectronics Corp.	8,341	368
* Clearwater Paper Corp.	5,652	361
* Headwaters Inc.	24,949	332
Innospec Inc.	7,589	330
* Ferro Corp.	24,729	324
* Rexnord Corp.	10,341	310
AAON Inc.	9,582	286
Koppers Holdings Inc.	7,073	280
US Silica Holdings Inc.	7,321	240
Deltic Timber Corp.	3,802	239
Apogee Enterprises Inc.	6,986	239
Stepan Co.	3,836	233
* Nortek Inc.	3,074	222
American Vanguard Corp.	9,771	217
Wausau Paper Corp.	16,006	212
AMCOL International Corp.	3,668	163
* OMNOVA Solutions Inc.	16,111	153
* Rentech Inc.	77,466	146
* Coeur Mining Inc.	13,071	144
* US Concrete Inc.	4,914	134
* PGT Inc.	11,462	133
* Builders FirstSource Inc.	15,420	133
* Boise Cascade Co.	4,249	126
* LSB Industries Inc.	3,633	119
Hawkins Inc.	3,277	117
Insteel Industries Inc.	5,681	113
Materion Corp.	3,649	108
* Taminco Corp.	4,733	107
* NCI Building Systems Inc.	5,846	100
* Patrick Industries Inc.	2,272	96
* Landec Corp.	8,766	89
Quaker Chemical Corp.	1,105	85
Tredegar Corp.	3,095	77
* Paramount Gold and Silver Corp.	47,838	65
* AEP Industries Inc.	1,506	64
* Ply Gem Holdings Inc.	4,896	63
Gold Resource Corp.	11,466	59
Hecla Mining Co.	16,559	56
Comfort Systems USA Inc.	3,360	55
* Uranium Energy Corp.	30,097	55

68

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Zep Inc.	2,908	51
Culp Inc.	2,516	48
* Midway Gold Corp.	33,444	40
* Stock Building Supply Holdings Inc.	1,760	39
Simpson Manufacturing Co. Inc.	1,089	38
Aceto Corp.	1,921	35
United States Lime & Minerals Inc.	602	34
KMG Chemicals Inc.	2,196	33
FutureFuel Corp.	1,739	30
* Handy & Harman Ltd.	1,578	29
Neenah Paper Inc.	571	29
Myers Industries Inc.	1,261	27
Globe Specialty Metals Inc.	1,244	25
OM Group Inc.	702	22
Olympic Steel Inc.	801	22
Omega Flex Inc.	980	22
Chase Corp.	694	21
* Marrone Bio Innovations Inc.	1,237	18
* BlueLinx Holdings Inc.	12,109	18
* Ur-Energy Inc.	9,210	16
Oil-Dri Corp. of America	469	15
Schnitzer Steel Industries Inc.	552	14
Global Brass & Copper Holdings Inc.	509	9
* Penford Corp.	444	6
		26,322
Other (0.1%)
* Rice Energy Inc.	2,404	58
* Ultragenyx Pharmaceutical Inc.	322	18
* Nimble Storage Inc.	358	17
* Inogen Inc.	900	16
* Varonis Systems Inc.	300	13
* Malibu Boats Inc. Class A	525	10
* Care.com Inc.	329	6
* Concert Pharmaceuticals Inc.	283	4
* Dicerna Pharmaceuticals Inc.	107	4
* Egalet Corp.	180	2
* Cubist Pharmaceuticals, Inc. CVR	13,027	2
* Auspex Pharmaceuticals Inc.	57	1
* Omthera Pharmaceuticals Inc. CVR	2,001	1
		152
Producer Durables (14.0%)
* CoStar Group Inc.	9,763	1,963
* Middleby Corp.	6,414	1,902
HEICO Corp.	22,716	1,413
* Spirit Airlines Inc.	20,657	1,167
MAXIMUS Inc.	23,403	1,118
Woodward Inc.	23,567	1,027
Generac Holdings Inc.	17,668	1,007
* Chart Industries Inc.	10,350	865
Corporate Executive Board Co.	11,475	858
* MasTec Inc.	20,281	830
* Advisory Board Co.	12,119	777
* Swift Transportation Co.	28,619	697
Applied Industrial Technologies Inc.	13,235	675
Franklin Electric Co. Inc.	15,346	669
Littelfuse Inc.	6,815	643
Healthcare Services Group Inc.	23,358	629
Deluxe Corp.	11,286	570
Herman Miller Inc.	20,011	564
* On Assignment Inc.	15,612	537
HNI Corp.	14,681	522
* TriMas Corp.	15,338	516

69

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Allegiant Travel Co. Class A	5,117	508
* WageWorks Inc.	8,520	504
Mine Safety Appliances Co.	9,664	497
* Hub Group Inc. Class A	12,626	493
Raven Industries Inc.	12,413	454
* Proto Labs Inc.	5,827	454
Forward Air Corp.	10,303	446
Knight Transportation Inc.	20,048	431
* TrueBlue Inc.	13,890	396
* Teledyne Technologies Inc.	3,968	389
* OSI Systems Inc.	6,303	387
AZZ Inc.	8,696	386
Tennant Co.	6,282	385
MTS Systems Corp.	5,397	383
EnerSys Inc.	5,372	382
* Electronics For Imaging Inc.	8,510	380
Primoris Services Corp.	12,044	377
Lindsay Corp.	4,389	372
Hyster-Yale Materials Handling Inc.	3,595	363
Brink's Co.	11,607	353
Matson Inc.	14,570	351
* Advanced Energy Industries Inc.	12,571	345
* Astronics Corp.	5,145	344
* Taser International Inc.	17,482	336
* H&E Equipment Services Inc.	10,140	332
* DXP Enterprises Inc.	3,235	329
Altra Industrial Motion Corp.	9,217	326
Exponent Inc.	4,501	321
* ExlService Holdings Inc.	11,139	312
Sun Hydraulics Corp.	7,327	310
* FARO Technologies Inc.	5,310	306
* Team Inc.	7,029	304
UniFirst Corp.	2,764	303
* GenCorp Inc.	16,151	301
John Bean Technologies Corp.	9,876	298
* Darling International Inc.	14,475	292
* Saia Inc.	8,289	286
* Measurement Specialties Inc.	4,633	283
* Federal Signal Corp.	21,314	274
Badger Meter Inc.	4,904	269
US Ecology Inc.	7,348	264
Titan International Inc.	13,868	263
* EnPro Industries Inc.	3,522	252
Heartland Express Inc.	11,926	243
TAL International Group Inc.	5,407	240
Kaman Corp.	5,999	238
* Thermon Group Holdings Inc.	9,255	225
Insperity Inc.	7,667	224
* Liquidity Services Inc.	8,484	217
UTi Worldwide Inc.	22,086	217
* Blount International Inc.	16,803	206
* Advanced Emissions Solutions Inc.	3,672	198
* ServiceSource International Inc.	20,848	190
Aircastle Ltd.	9,535	188
Kforce Inc.	8,411	184
Knoll Inc.	11,120	173
Barrett Business Services Inc.	2,405	168
* Park-Ohio Holdings Corp.	2,974	157
Forrester Research Inc.	4,287	155
* GP Strategies Corp.	5,047	147
Gorman-Rupp Co.	4,618	145
* XPO Logistics Inc.	4,411	139
McGrath RentCorp	4,158	135
* Rush Enterprises Inc. Class A	4,443	127

70

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Dycom Industries Inc.	4,268	123
*	InnerWorkings Inc.	15,389	121
*	Mistras Group Inc.	5,487	121
	Graham Corp.	3,466	121
	Werner Enterprises Inc.	4,497	116
	Douglas Dynamics Inc.	6,881	111
*	TeleTech Holdings Inc.	4,375	105
*	Maxwell Technologies Inc.	9,931	102
*	Echo Global Logistics Inc.	6,211	99
*	Dice Holdings Inc.	12,935	95
*	Furmanite Corp.	7,883	93
	ESCO Technologies Inc.	2,546	91
*	SP Plus Corp.	3,393	89
*,^	ExOne Co.	1,923	89
	Textainer Group Holdings Ltd.	2,420	88
*	Moog Inc. Class A	1,418	88
	Multi-Color Corp.	2,524	86
*	Republic Airways Holdings Inc.	8,665	83
	Mesa Laboratories Inc.	909	79
*	Roadrunner Transportation Systems Inc.	3,151	74
*	Manitex International Inc.	4,812	72
	G&K Services Inc. Class A	1,132	71
*	Huron Consulting Group Inc.	1,056	70
*	Wesco Aircraft Holdings Inc.	3,064	66
*	Casella Waste Systems Inc. Class A	12,064	65
*	Performant Financial Corp.	7,775	62
	Electro Rent Corp.	3,370	61
*	Odyssey Marine Exploration Inc.	27,274	60
*	YRC Worldwide Inc.	2,232	58
*	Accuride Corp.	13,155	58
*	Mobile Mini Inc.	1,283	58
*	Xerium Technologies Inc.	3,622	57
*	Power Solutions International Inc.	760	56
	Albany International Corp.	1,488	54
*	CAI International Inc.	2,184	53
*	Commercial Vehicle Group Inc.	5,767	51
*	Heritage-Crystal Clean Inc.	2,835	51
*	Tetra Tech Inc.	1,758	51
	Ceco Environmental Corp.	3,136	51
	Steelcase Inc. Class A	3,386	50
	Universal Truckload Services Inc.	1,894	49
	Standex International Corp.	880	49
*	Ascent Capital Group Inc. Class A	653	48
	Watts Water Technologies Inc. Class A	763	47
	Encore Wire Corp.	884	46
	General Cable Corp.	1,235	38
*	Aegion Corp. Class A	1,509	35
*	Quality Distribution Inc.	2,296	29
*	Energy Recovery Inc.	6,322	28
	Houston Wire & Cable Co.	1,933	27
*	Wabash National Corp.	1,870	25
	CIRCOR International Inc.	339	24
	Cubic Corp.	466	24
*	RPX Corp.	1,511	24
*	Columbus McKinnon Corp.	940	24
*	Erickson Air-Crane Inc.	963	21
	Hackett Group Inc.	2,901	17
*	Great Lakes Dredge & Dock Corp.	2,021	17
*	Control4 Corp.	760	16
	SkyWest Inc.	1,077	14
	Celadon Group Inc.	579	13
*	PHI Inc.	321	13
*	Pacer International Inc.	949	9
*	Global Sources Ltd.	658	4

71

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* LMI Aerospace Inc.	287	4
Preformed Line Products Co.	62	4
* Sterling Construction Co. Inc.	390	4
		42,008
Technology (18.8%)
* SunEdison Inc.	91,198	1,674
* PTC Inc.	40,937	1,609
* Ultimate Software Group Inc.	9,462	1,571
FEI Co.	14,291	1,467
* Aspen Technology Inc.	30,253	1,420
* Cognex Corp.	29,775	1,121
* CommVault Systems Inc.	15,927	1,097
* Yelp Inc. Class A	11,126	1,051
* Tyler Technologies Inc.	10,798	1,013
* Manhattan Associates Inc.	26,686	1,011
* ARRIS Group Inc.	35,217	1,011
* Qlik Technologies Inc.	29,706	906
* ViaSat Inc.	13,506	901
* Guidewire Software Inc.	16,655	893
* Verint Systems Inc.	17,987	842
* ACI Worldwide Inc.	13,604	817
* Cornerstone OnDemand Inc.	13,780	805
* Aruba Networks Inc.	38,898	798
* SS&C Technologies Holdings Inc.	19,887	769
* Cavium Inc.	17,526	738
* Synaptics Inc.	11,090	721
* Dealertrack Technologies Inc.	13,214	715
* Sapient Corp.	37,672	656
Hittite Microwave Corp.	10,762	635
* Ciena Corp.	25,648	630
* OpenTable Inc.	7,778	620
Plantronics Inc.	13,580	603
* RF Micro Devices Inc.	83,915	594
Power Integrations Inc.	9,894	585
Anixter International Inc.	5,394	577
* Semtech Corp.	22,996	574
* Microsemi Corp.	24,677	569
* Take-Two Interactive Software Inc.	27,645	547
* Web.com Group Inc.	14,311	522
* Syntel Inc.	5,270	497
Cypress Semiconductor Corp.	50,195	491
Blackbaud Inc.	15,583	488
* Coherent Inc.	7,055	481
* Universal Display Corp.	13,731	474
* Demandware Inc.	6,298	473
* Netscout Systems Inc.	12,358	469
* Bottomline Technologies de Inc.	12,913	461
* Monolithic Power Systems Inc.	12,555	450
* Imperva Inc.	6,893	432
NIC Inc.	22,141	430
InterDigital Inc.	14,048	428
* Interactive Intelligence Group Inc.	5,288	421
* Infoblox Inc.	18,083	417
* iRobot Corp.	9,648	404
* iGATE Corp.	11,890	403
* MicroStrategy Inc. Class A	3,091	399
* InvenSense Inc.	19,377	390
* comScore Inc.	12,187	385
* CalAmp Corp.	11,966	383
Monotype Imaging Holdings Inc.	13,049	371
* SPS Commerce Inc.	5,470	371
* Rambus Inc.	38,111	351
* Loral Space & Communications Inc.	4,446	351
* LogMeIn Inc.	8,300	347

72

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
ADTRAN Inc.	13,153	345
* Synchronoss Technologies Inc.	9,944	342
* Proofpoint Inc.	7,849	325
* Envestnet Inc.	7,709	323
* EPAM Systems Inc.	7,462	313
* Infinera Corp.	37,444	312
* BroadSoft Inc.	9,572	287
* Applied Micro Circuits Corp.	24,959	286
* Trulia Inc.	9,452	283
* Virtusa Corp.	7,770	283
* RealPage Inc.	15,889	281
* VirnetX Holding Corp.	14,408	281
* Ellie Mae Inc.	8,983	278
* PROS Holdings Inc.	7,675	264
* Comverse Inc.	7,575	262
* Ultratech Inc.	9,466	248
Pegasystems Inc.	5,938	247
* LivePerson Inc.	18,802	246
Methode Electronics Inc.	7,098	241
* Cray Inc.	6,926	240
* Ixia	19,279	238
* Acxiom Corp.	6,334	236
* SciQuest Inc.	7,775	230
* Diodes Inc.	9,568	228
* Ruckus Wireless Inc.	15,782	221
* Progress Software Corp.	8,826	220
* FleetMatics Group plc	5,937	219
* PMC-Sierra Inc.	29,810	219
* Fusion-io Inc.	19,529	214
* Ubiquiti Networks Inc.	4,300	212
* Ambarella Inc.	6,316	211
* Tangoe Inc.	10,575	201
CSG Systems International Inc.	6,339	178
* PDF Solutions Inc.	8,579	175
* Callidus Software Inc.	13,784	170
* Blucora Inc.	8,830	170
* Cirrus Logic Inc.	8,784	169
* Global Eagle Entertainment Inc.	9,605	169
Micrel Inc.	15,895	166
* Silicon Image Inc.	26,383	160
* E2open Inc.	5,632	157
* Integrated Device Technology Inc.	13,255	156
* AVG Technologies NV	8,224	154
* Parkervision Inc.	30,412	152
* Exar Corp.	13,102	150
* Rogers Corp.	2,268	147
* Silicon Graphics International Corp.	11,574	142
* Qualys Inc.	5,110	139
* Lionbridge Technologies Inc.	18,959	136
Ebix Inc.	7,936	129
* DTS Inc.	6,308	128
* Veeco Instruments Inc.	3,047	121
* Jive Software Inc.	13,745	112
* Immersion Corp.	8,758	105
* Glu Mobile Inc.	20,434	103
* Vocera Communications Inc.	6,003	102
* Nanometrics Inc.	5,332	98
* RetailMeNot Inc.	2,343	98
* ChannelAdvisor Corp.	2,155	98
* Marketo Inc.	2,353	96
* Zix Corp.	20,917	95
* Datalink Corp.	6,470	95
* Calix Inc.	11,727	93
* NVE Corp.	1,644	93

73

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Brightcove Inc.	9,476	92
*	Entegris Inc.	7,156	86
	American Software Inc. Class A	8,209	86
	Computer Task Group Inc.	5,265	86
*	PLX Technology Inc.	14,349	86
*	Actuate Corp.	14,865	84
*	Endurance International Group Holdings Inc.	5,514	83
*	Benefitfocus Inc.	1,270	82
*	KEYW Holding Corp.	4,231	77
*	MaxLinear Inc.	8,254	77
*	Lattice Semiconductor Corp.	10,175	77
	Acacia Research Corp.	4,886	75
*	Millennial Media Inc.	11,925	72
*	Rocket Fuel Inc.	1,257	70
*	TriQuint Semiconductor Inc.	5,668	69
*	Neonode Inc.	9,405	68
*	Wix.com Ltd.	2,117	65
*	Travelzoo Inc.	2,743	65
*	Cvent Inc.	1,636	64
*	Guidance Software Inc.	5,811	63
	Digimarc Corp.	2,152	63
*	Bazaarvoice Inc.	9,264	63
*	MoSys Inc.	14,156	63
*	Peregrine Semiconductor Corp.	9,313	62
*	M/A-COM Technology Solutions Holdings Inc.	3,474	59
*	KVH Industries Inc.	4,536	59
*	Reis Inc.	2,917	51
	Alliance Fiber Optic Products Inc.	4,048	49
*	Rally Software Development Corp.	2,407	48
*	Mitek Systems Inc.	8,897	47
*	support.com Inc.	18,748	47
*	Unwired Planet Inc.	31,474	47
*	Luxoft Holding Inc. Class A	1,216	46
*	Inphi Corp.	3,427	45
*	Carbonite Inc.	4,312	44
*	eGain Corp.	4,697	39
	Daktronics Inc.	2,706	38
*	Textura Corp.	1,380	37
*,^	Barracuda Networks Inc.	1,004	36
*	Spark Networks Inc.	5,845	35
*	Marin Software Inc.	3,066	35
*	Silver Spring Networks Inc.	1,924	34
*	Uni-Pixel Inc.	3,382	33
*	Innovative Solutions & Support Inc.	4,135	33
	QAD Inc. Class A	1,724	33
*	VASCO Data Security International Inc.	3,896	31
*	Gigamon Inc.	954	30
*	Revolution Lighting Technologies Inc.	9,280	29
*	Model N Inc.	2,647	29
*	Perficient Inc.	1,410	29
	American Science & Engineering Inc.	421	28
*	OmniVision Technologies Inc.	1,568	27
*	Acorn Energy Inc.	7,807	27
*	Unisys Corp.	746	26
*	RingCentral Inc. Class A	1,134	25
*	Applied Optoelectronics Inc.	1,023	24
*	Mavenir Systems Inc.	1,533	24
*	Rudolph Technologies Inc.	1,950	22
*	ShoreTel Inc.	2,476	22
*	Covisint Corp.	2,014	22
*	Sonus Networks Inc.	5,611	21
*	ICG Group Inc.	899	18
*	Vringo Inc.	4,369	18
*	Rofin-Sinar Technologies Inc.	735	17

74

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Intermolecular Inc.	5,971	16
* Procera Networks Inc.	1,351	15
* Rubicon Technology Inc.	936	12
* Sapiens International Corp. NV	1,359	10
* Violin Memory Inc.	2,065	9
* Oplink Communications Inc.	476	8
Epiq Systems Inc.	554	8
* YuMe Inc.	1,138	7
* Tremor Video Inc.	1,643	7
PC-Tel Inc.	754	7
* Vocus Inc.	484	6
* Ultra Clean Holdings Inc.	440	6
Tessco Technologies Inc.	105	4
* ePlus Inc.	68	4
* Net Element Inc.	635	2
* Cyan Inc.	441	2
* Viasystems Group Inc.	81	1
		56,487
Utilities (1.3%)
j2 Global Inc.	15,680	806
Cogent Communications Group Inc.	16,116	618
* 8x8 Inc.	29,884	316
Consolidated Communications Holdings Inc.	13,694	261
Atlantic Tele-Network Inc.	3,134	205
Shenandoah Telecommunications Co.	7,362	195
* inContact Inc.	17,028	154
West Corp.	4,880	123
South Jersey Industries Inc.	2,082	119
* General Communication Inc. Class A	10,596	110
IDT Corp. Class B	4,903	88
* magicJack VocalTec Ltd.	4,273	81
* FairPoint Communications Inc.	6,070	81
* Cincinnati Bell Inc.	23,055	77
Lumos Networks Corp.	5,210	76
NTELOS Holdings Corp.	5,207	73
* Leap Wireless International Inc.	4,106	72
York Water Co.	3,286	66
HickoryTech Corp.	4,682	64
Inteliquent Inc.	4,499	63
UNS Energy Corp.	868	52
* Pike Corp.	4,945	51
* Towerstream Corp.	18,158	48
SJW Corp.	1,512	45
* Gogo Inc.	2,070	43
* Pure Cycle Corp.	6,161	38
* Premiere Global Services Inc.	3,405	38
American States Water Co.	1,072	32
* Straight Path Communications Inc. Class B	2,432	20
* Pendrell Corp.	9,379	14
* Cbeyond Inc.	522	4

		4,033
Total Common Stocks (Cost $246,408)		300,058

75

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2014

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund	0.130%		1,975,127	1,975

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5 Federal Home Loan Bank Discount Notes	0.120%	5/28/14	200	200
United States Treasury Note/Bond	1.750%	3/31/14	100	100
				300
Total Temporary Cash Investments (Cost $2,275)				2,275
Total Investments (100.5%) (Cost $248,683)				302,333
Other Assets and Liabilities—Net (-0.5%)[3]				(1,540)
Net Assets (100%)				300,793

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $706,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $746,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

76

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© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18512_042014

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)

Common Stocks (100.0%)[1]
Consumer Discretionary (14.9%)
Walt Disney Co.	53,490	4,323
Comcast Corp. Class A	77,934	4,028
* Amazon.com Inc.	10,920	3,954
Wal-Mart Stores Inc.	47,829	3,573
Home Depot Inc.	43,387	3,559
McDonald's Corp.	29,757	2,831
* eBay Inc.	38,546	2,265
* priceline.com Inc.	1,531	2,065
Twenty-First Century Fox Inc. Class A	59,024	1,980
Time Warner Inc.	27,686	1,859
Ford Motor Co.	114,656	1,765
NIKE Inc. Class B	21,032	1,647
Lowe's Cos. Inc.	32,315	1,617
Starbucks Corp.	22,231	1,577
Costco Wholesale Corp.	12,951	1,513
* General Motors Co.	36,894	1,336
TJX Cos. Inc.	21,353	1,312
CBS Corp. Class B	18,187	1,220
Time Warner Cable Inc.	8,659	1,215
Target Corp.	19,014	1,189
Viacom Inc. Class B	13,222	1,160
* DIRECTV	14,551	1,129
Johnson Controls Inc.	20,394	1,007
Yum! Brands Inc.	13,391	992
Las Vegas Sands Corp.	11,627	991
* Liberty Global plc Class A	10,385	899
* Netflix Inc.	1,488	663
Macy's Inc.	11,379	658
McGraw Hill Financial Inc.	8,132	648
Delphi Automotive plc	9,263	617
VF Corp.	10,393	609
* Tesla Motors Inc.	2,475	606
* Discovery Communications Inc. Class A	7,260	605
* Michael Kors Holdings Ltd.	5,973	586
* Dollar General Corp.	9,701	581
Omnicom Group Inc.	7,662	580
Wynn Resorts Ltd.	2,387	579
* AutoZone Inc.	1,050	565
* Chipotle Mexican Grill Inc. Class A	914	517
* O'Reilly Automotive Inc.	3,268	493
Carnival Corp.	12,371	491
Starwood Hotels & Resorts Worldwide Inc.	5,752	474
Ross Stores Inc.	6,493	473
Estee Lauder Cos. Inc. Class A	6,857	472
* Liberty Interactive Corp. Class A	15,662	457
* Bed Bath & Beyond Inc.	6,472	439
Harley-Davidson Inc.	6,619	437
BorgWarner Inc.	6,824	419
Genuine Parts Co.	4,640	409
L Brands Inc.	7,188	405
Coach Inc.	8,289	405
* Liberty Media Corp. Class A	2,823	387
Mattel Inc.	10,343	386
Marriott International Inc. Class A	6,974	378
Kohl's Corp.	6,649	374
* DISH Network Corp. Class A	6,245	367
Gap Inc.	8,361	366
Whirlpool Corp.	2,371	343
* Dollar Tree Inc.	6,236	342
* TripAdvisor Inc.	3,357	336
* Sirius XM Holdings Inc.	92,365	333

1

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* CarMax Inc.	6,725	326
Tiffany & Co.	3,346	312
Nielsen Holdings NV	6,542	310
PVH Corp.	2,427	307
* MGM Resorts International	11,132	307
Tractor Supply Co.	4,180	295
* Hertz Global Holdings Inc.	10,372	291
Ralph Lauren Corp. Class A	1,797	289
* Under Armour Inc. Class A	2,508	284
Advance Auto Parts Inc.	2,185	278
Newell Rubbermaid Inc.	8,640	277
Wyndham Worldwide Corp.	3,804	277
* News Corp. Class A	14,877	273
Staples Inc.	19,883	270
Nordstrom Inc.	4,344	267
Scripps Networks Interactive Inc. Class A	3,285	267
* TRW Automotive Holdings Corp.	3,224	265
Polaris Industries Inc.	1,939	260
Royal Caribbean Cruises Ltd.	4,892	259
H&R Block Inc.	8,156	258
* Mohawk Industries Inc.	1,817	257
Expedia Inc.	3,192	251
* Charter Communications Inc. Class A	1,969	250
* LKQ Corp.	8,942	249
PulteGroup Inc.	11,605	244
* Jarden Corp.	3,808	234
Signet Jewelers Ltd.	2,422	231
Fortune Brands Home & Security Inc.	4,941	231
Interpublic Group of Cos. Inc.	12,829	227
Best Buy Co. Inc.	8,178	218
Lennar Corp. Class A	4,952	217
Hanesbrands Inc.	2,951	216
Harman International Industries Inc.	2,035	213
DR Horton Inc.	8,497	209
PetSmart Inc.	3,094	207
Gannett Co. Inc.	6,855	204
Avon Products Inc.	12,970	201
Goodyear Tire & Rubber Co.	7,408	199
Darden Restaurants Inc.	3,888	199
* Toll Brothers Inc.	5,088	198
Garmin Ltd.	3,673	197
Lear Corp.	2,414	196
Hasbro Inc.	3,437	190
Family Dollar Stores Inc.	2,884	189
Foot Locker Inc.	4,496	188
* WABCO Holdings Inc.	1,751	179
Williams-Sonoma Inc.	2,936	171
* Ulta Salon Cosmetics & Fragrance Inc.	1,906	171
* Fossil Group Inc.	1,450	167
Dunkin' Brands Group Inc.	3,202	165
* NVR Inc.	137	163
Dick's Sporting Goods Inc.	2,959	159
* Pandora Media Inc.	4,136	155
* Liberty Ventures Class A	1,074	153
* Avis Budget Group Inc.	3,226	152
* Sally Beauty Holdings Inc.	5,105	147
Nu Skin Enterprises Inc. Class A	1,750	146
* Panera Bread Co. Class A	784	142
Leggett & Platt Inc.	4,316	138
Gentex Corp.	4,336	136
* AMC Networks Inc. Class A	1,753	133
GameStop Corp. Class A	3,560	133
Domino's Pizza Inc.	1,645	130
* Lamar Advertising Co. Class A	2,400	129

2

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Tupperware Brands Corp.	1,600	126
Carter's Inc.	1,634	123
Brunswick Corp.	2,740	123
* Visteon Corp.	1,458	122
* Kate Spade & Co.	3,550	121
* Urban Outfitters Inc.	3,128	117
Service Corp. International	6,218	116
International Game Technology	7,639	115
* Tenneco Inc.	1,808	109
* Liberty Global plc	1,277	108
Brinker International Inc.	1,944	107
* Starz	3,215	103
Cablevision Systems Corp. Class A	5,788	102
* Madison Square Garden Co. Class A	1,784	102
Cinemark Holdings Inc.	3,388	100
* Apollo Education Group Inc.	2,886	96
* Cabela's Inc.	1,447	96
* Live Nation Entertainment Inc.	4,180	95
Dana Holding Corp.	4,372	95
Abercrombie & Fitch Co.	2,388	95
Sotheby's	1,995	94
* Tempur Sealy International Inc.	1,795	93
Graham Holdings Co. Class B	128	92
* Lumber Liquidators Holdings Inc.	845	91
American Eagle Outfitters Inc.	5,845	85
DSW Inc. Class A	2,178	84
Wendy's Co.	8,554	82
DeVry Education Group Inc.	1,949	82
* Buffalo Wild Wings Inc.	564	82
Burger King Worldwide Inc.	3,069	82
John Wiley & Sons Inc. Class A	1,403	81
Chico's FAS Inc.	4,896	81
* HomeAway Inc.	1,744	80
* AutoNation Inc.	1,507	79
Pool Corp.	1,351	79
Men's Wearhouse Inc.	1,466	79
* Bally Technologies Inc.	1,152	78
Six Flags Entertainment Corp.	1,905	78
* Deckers Outdoor Corp.	1,043	78
Wolverine World Wide Inc.	2,932	77
* Jack in the Box Inc.	1,334	77
Dillard's Inc. Class A	814	75
Lions Gate Entertainment Corp.	2,448	75
Cheesecake Factory Inc.	1,568	74
Thor Industries Inc.	1,308	73
* Office Depot Inc.	14,807	73
Vail Resorts Inc.	1,036	73
KAR Auction Services Inc.	2,301	72
* Hyatt Hotels Corp. Class A	1,360	71
* Ascena Retail Group Inc.	3,832	70
Aaron's Inc.	2,218	68
Ryland Group Inc.	1,412	66
* Steven Madden Ltd.	1,786	65
* DreamWorks Animation SKG Inc. Class A	2,166	65
* Grand Canyon Education Inc.	1,353	64
New York Times Co. Class A	3,866	63
* Helen of Troy Ltd.	961	63
Sinclair Broadcast Group Inc. Class A	2,111	63
* Iconix Brand Group Inc.	1,528	61
* Life Time Fitness Inc.	1,276	60
Cracker Barrel Old Country Store Inc.	603	60
* Shutterfly Inc.	1,092	60
PriceSmart Inc.	580	59
CST Brands Inc.	1,793	58

3

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	Sears Holdings Corp.	1,294	58
*	Murphy USA Inc.	1,396	57
*	Outerwall Inc.	796	56
	HSN Inc.	978	56
	Penske Automotive Group Inc.	1,277	55
	Monro Muffler Brake Inc.	925	55
	Pier 1 Imports Inc.	2,844	54
*	Genesco Inc.	713	53
*	Meritage Homes Corp.	1,097	53
	Guess? Inc.	1,743	53
*,^	JC Penney Co. Inc.	7,214	53
*	Big Lots Inc.	1,756	52
*	Jos A Bank Clothiers Inc.	829	51
	Hillenbrand Inc.	1,679	50
*	TiVo Inc.	3,669	50
*	Asbury Automotive Group Inc.	973	49
*	Conversant Inc.	1,989	49
*	Vistaprint NV	1,000	49
	AMERCO	210	49
	Meredith Corp.	1,041	49
	Texas Roadhouse Inc. Class A	1,831	48
*	ANN Inc.	1,351	48
	KB Home	2,319	47
	Papa John's International Inc.	910	46
*	Express Inc.	2,516	46
	Regal Entertainment Group Class A	2,483	46
*	Orient-Express Hotels Ltd. Class A	2,957	46
*	Marriott Vacations Worldwide Corp.	864	45
*	Dorman Products Inc.	785	45
*	Hibbett Sports Inc.	772	44
	Cooper Tire & Rubber Co.	1,757	44
*	Pinnacle Entertainment Inc.	1,799	44
	Lithia Motors Inc. Class A	674	43
*	Standard Pacific Corp.	4,673	43
*	Crocs Inc.	2,735	42
*	Vitamin Shoppe Inc.	878	41
*	Bloomin' Brands Inc.	1,618	41
*	American Axle & Manufacturing Holdings Inc.	2,101	41
	Group 1 Automotive Inc.	607	41
	Rent-A-Center Inc.	1,592	40
	Churchill Downs Inc.	429	40
	Choice Hotels International Inc.	815	40
	Bob Evans Farms Inc.	765	40
	DineEquity Inc.	468	39
	Buckle Inc.	851	39
	Sturm Ruger & Co. Inc.	597	38
	La-Z-Boy Inc.	1,489	38
	Jones Group Inc.	2,532	38
*	LifeLock Inc.	1,867	37
	Finish Line Inc. Class A	1,371	37
	MDC Holdings Inc.	1,180	37
*	Krispy Kreme Doughnuts Inc.	1,926	37
	Nexstar Broadcasting Group Inc. Class A	857	37
*	Five Below Inc.	941	36
*	Skechers U.S.A. Inc. Class A	1,071	36
*	Restoration Hardware Holdings Inc.	531	36
*	Children's Place Retail Stores Inc.	656	36
*	G-III Apparel Group Ltd.	498	35
	Drew Industries Inc.	697	34
*	Sonic Corp.	1,642	33
*	Meritor Inc.	2,623	33
*	Red Robin Gourmet Burgers Inc.	417	32
*	Tumi Holdings Inc.	1,462	32
	SeaWorld Entertainment Inc.	944	32

4

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Select Comfort Corp.	1,776	32
Oxford Industries Inc.	408	32
* Fiesta Restaurant Group Inc.	624	31
Columbia Sportswear Co.	375	31
Matthews International Corp. Class A	753	31
Interval Leisure Group Inc.	1,129	31
* Quiksilver Inc.	3,777	29
Brown Shoe Co. Inc.	1,192	29
* Penn National Gaming Inc.	2,218	28
* Gentherm Inc.	992	28
* Francesca's Holdings Corp.	1,433	28
Sonic Automotive Inc. Class A	1,179	28
* Popeyes Louisiana Kitchen Inc.	697	28
* Caesars Entertainment Corp.	1,073	28
* Multimedia Games Holding Co. Inc.	843	28
Scholastic Corp.	770	27
* zulily Inc. Class A	396	27
International Speedway Corp. Class A	801	27
* Taylor Morrison Home Corp. Class A	1,065	27
* Constant Contact Inc.	958	26
* Norwegian Cruise Line Holdings Ltd.	770	26
MDC Partners Inc. Class A	1,141	26
* Elizabeth Arden Inc.	819	25
* Conn's Inc.	675	24
National CineMedia Inc.	1,572	24
Fred's Inc. Class A	1,211	24
Capella Education Co.	360	24
* Winnebago Industries Inc.	878	23
Cato Corp. Class A	825	23
* Boyd Gaming Corp.	1,989	23
Standard Motor Products Inc.	645	23
Coty Inc. Class A	1,513	22
* ITT Educational Services Inc.	717	22
Regis Corp.	1,555	22
* Pep Boys-Manny Moe & Jack	1,691	21
Movado Group Inc.	536	21
* Hovnanian Enterprises Inc. Class A	3,461	21
* Denny's Corp.	3,067	21
* Tuesday Morning Corp.	1,319	21
* Universal Electronics Inc.	486	20
* Biglari Holdings Inc.	45	20
* Shutterstock Inc.	202	20
* Barnes & Noble Inc.	1,043	20
* American Public Education Inc.	564	20
Callaway Golf Co.	2,354	20
* Steiner Leisure Ltd.	446	20
* Scientific Games Corp. Class A	1,457	20
* BJ's Restaurants Inc.	696	19
* Vera Bradley Inc.	721	19
* Carmike Cinemas Inc.	641	19
Weight Watchers International Inc.	880	19
* M/I Homes Inc.	751	19
Ethan Allen Interiors Inc.	744	19
Inter Parfums Inc.	556	19
* Cavco Industries Inc.	237	19
Arctic Cat Inc.	395	18
* K12 Inc.	792	18
Haverty Furniture Cos. Inc.	614	18
* Rentrak Corp.	274	18
World Wrestling Entertainment Inc. Class A	764	17
* Smith & Wesson Holding Corp.	1,514	17
* Zale Corp.	800	17
Stage Stores Inc.	855	17
* HealthStream Inc.	586	17

5

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

			Market
			Value
		Shares	($000)
*	FTD Cos. Inc.	543	17
	Viad Corp.	691	17
*	Cumulus Media Inc. Class A	2,517	16
*	Chuy's Holdings Inc.	413	16
*	Bright Horizons Family Solutions Inc.	414	16
*	Move Inc.	1,243	16
*	EW Scripps Co. Class A	804	16
*	Mattress Firm Holding Corp.	358	16
*	Container Store Group Inc.	431	15
	Clear Channel Outdoor Holdings Inc. Class A	1,535	15
*	Aeropostale Inc.	2,100	15
*	Zumiez Inc.	632	15
*	Beazer Homes USA Inc.	632	15
*	Angie's List Inc.	1,049	15
*	Gray Television Inc.	1,240	15
*	Career Education Corp.	1,946	14
	Ruth's Hospitality Group Inc.	1,155	14
	Nutrisystem Inc.	965	14
*	Stamps.com Inc.	402	14
*	Blue Nile Inc.	395	14
*	William Lyon Homes Class A	434	13
	National Presto Industries Inc.	173	13
	Stein Mart Inc.	950	13
*	Houghton Mifflin Harcourt Co.	630	13
*	Strayer Education Inc.	267	13
*	Journal Communications Inc. Class A	1,388	13
	Shoe Carnival Inc.	489	13
*	Burlington Stores Inc.	460	13
	Destination Maternity Corp.	443	12
	Entravision Communications Corp. Class A	1,839	12
*	MarineMax Inc.	835	12
*	Libbey Inc.	504	12
*	Central Garden and Pet Co. Class A	1,575	12
*	Stoneridge Inc.	1,045	11
*	LeapFrog Enterprises Inc.	1,565	11
	Universal Technical Institute Inc.	836	11
*	Central European Media Enterprises Ltd. Class A	2,380	11
*	XO Group Inc.	917	11
	ClubCorp Holdings Inc.	621	11
*	RealD Inc.	977	11
*	Federal-Mogul Corp.	543	10
*	Del Frisco's Restaurant Group Inc.	391	10
	Marcus Corp.	716	10
	Superior Industries International Inc.	552	10
*	America's Car-Mart Inc.	278	10
*	Bridgepoint Education Inc.	512	10
	Big 5 Sporting Goods Corp.	647	10
	Speedway Motorsports Inc.	494	10
*,^	RadioShack Corp.	3,642	10
*	Revlon Inc. Class A	412	10
*	Vince Holding Corp.	343	9
*	Media General Inc.	483	9
*	Orbitz Worldwide Inc.	944	9
	Harte-Hanks Inc.	1,138	9
*	Kirkland's Inc.	514	9
*	Ruby Tuesday Inc.	1,466	9
*	Diamond Resorts International Inc.	474	9
*	QuinStreet Inc.	1,276	8
	RG Barry Corp.	448	8
	Courier Corp.	503	8
*	TRI Pointe Homes Inc.	449	8
*	American Woodmark Corp.	252	8
	Town Sports International Holdings Inc.	882	8
	Remy International Inc.	346	8

6

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Tile Shop Holdings Inc.	455	7
Carriage Services Inc. Class A	330	7
* Noodles & Co. Class A	163	6
* Nautilus Inc.	765	6
* Bravo Brio Restaurant Group Inc.	412	6
* Sizmek Inc.	503	6
* Christopher & Banks Corp.	896	6
* Franklin Covey Co.	278	6
* Sears Hometown and Outlet Stores Inc.	249	6
* McClatchy Co. Class A	1,080	6
* Wet Seal Inc. Class A	2,939	6
* Potbelly Corp.	257	5
Marchex Inc. Class B	462	5
* ValueVision Media Inc. Class A	969	5
CSS Industries Inc.	197	5
AH Belo Corp. Class A	466	5
* Education Management Corp.	853	5
* Citi Trends Inc.	307	5
* Destination XL Group Inc.	869	5
* VOXX International Corp. Class A	380	5
* Black Diamond Inc.	464	5
* Entercom Communications Corp. Class A	496	5
* Overstock.com Inc.	246	5
Saga Communications Inc. Class A	96	5
* LGI Homes Inc.	270	5
* Fox Factory Holding Corp.	262	4
bebe stores inc	704	4
* West Marine Inc.	312	4
* Speed Commerce Inc.	987	4
* Norcraft Cos. Inc.	221	4
* Morgans Hotel Group Co.	466	4
* WCI Communities Inc.	183	4
Flexsteel Industries Inc.	95	4
* hhgregg Inc.	321	3
Weyco Group Inc.	128	3
* Jamba Inc.	265	3
* Pacific Sunwear of California Inc.	1,140	3
* Fuel Systems Solutions Inc.	253	3
* Daily Journal Corp.	20	3
* Perry Ellis International Inc.	228	3
* Dex Media Inc.	423	3
* Nathan's Famous Inc.	60	3
* Isle of Capri Casinos Inc.	325	3
Winmark Corp.	37	3
Bassett Furniture Industries Inc.	193	3
* Systemax Inc.	245	3
JAKKS Pacific Inc.	400	3
* JTH Holding Inc. Class A	113	3
* Cenveo Inc.	840	3
* Chegg Inc.	450	3
* Monarch Casino & Resort Inc.	149	3
* Martha Stewart Living Omnimedia Inc. Class A	533	3
Bon-Ton Stores Inc.	254	3
Lifetime Brands Inc.	164	3
Hooker Furniture Corp.	177	3
* Skullcandy Inc.	316	3
Johnson Outdoors Inc. Class A	120	3
* Tower International Inc.	103	3
Salem Communications Corp. Class A	284	3
* Luby's Inc.	403	3
* Reading International Inc. Class A	335	2
* Rosetta Stone Inc.	215	2
* Corinthian Colleges Inc.	1,547	2
* Hemisphere Media Group Inc.	212	2

7

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* ReachLocal Inc.	215	2
* Zagg Inc.	519	2
* Crown Media Holdings Inc. Class A	669	2
Einstein Noah Restaurant Group Inc.	146	2
* Carrols Restaurant Group Inc.	275	2
* 1-800-Flowers.com Inc. Class A	369	2
* New York & Co. Inc.	407	2
* Ignite Restaurant Group Inc.	147	2
* Tilly's Inc. Class A	150	2
Blyth Inc.	183	2
Lincoln Educational Services Corp.	375	2
Marine Products Corp.	194	2
* EveryWare Global Inc.	242	1
* Diversified Restaurant Holdings Inc.	266	1
* SFX Entertainment Inc.	145	1
Gordmans Stores Inc.	189	1
* Trans World Entertainment Corp.	261	1
* American Apparel Inc.	1,426	1
* Body Central Corp.	255	1
Beasley Broadcasting Group Inc. Class A	43	—
		92,538
Consumer Staples (7.3%)
Procter & Gamble Co.	81,404	6,403
Coca-Cola Co.	113,603	4,340
Philip Morris International Inc.	48,576	3,930
PepsiCo Inc.	45,930	3,678
CVS Caremark Corp.	36,352	2,659
Altria Group Inc.	59,659	2,163
Walgreen Co.	28,141	1,912
Mondelez International Inc. Class A	53,000	1,804
Colgate-Palmolive Co.	27,702	1,741
Kimberly-Clark Corp.	11,405	1,259
Kraft Foods Group Inc.	17,692	978
General Mills Inc.	19,186	960
Archer-Daniels-Midland Co.	19,599	796
Kroger Co.	15,424	647
Sysco Corp.	17,609	634
Whole Foods Market Inc.	11,007	595
Lorillard Inc.	11,196	549
Mead Johnson Nutrition Co.	5,992	489
Green Mountain Coffee Roasters Inc.	4,419	485
Reynolds American Inc.	9,315	473
Hershey Co.	4,436	469
Kellogg Co.	7,680	466
Beam Inc.	4,746	394
Brown-Forman Corp. Class B	4,529	380
* Constellation Brands Inc. Class A	4,605	373
Coca-Cola Enterprises Inc.	7,655	360
ConAgra Foods Inc.	12,482	354
Bunge Ltd.	4,405	351
Clorox Co.	3,943	344
Tyson Foods Inc. Class A	8,387	331
JM Smucker Co.	3,213	321
Dr Pepper Snapple Group Inc.	6,112	318
* Monster Beverage Corp.	4,019	297
Church & Dwight Co. Inc.	4,138	281
Safeway Inc.	7,217	270
McCormick & Co. Inc.	3,950	262
Molson Coors Brewing Co. Class B	4,184	238
Campbell Soup Co.	5,254	228
Hormel Foods Corp.	4,016	191
Energizer Holdings Inc.	1,864	181
Herbalife Ltd.	2,557	170
Ingredion Inc.	2,320	153

8

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Rite Aid Corp.	21,221	140
GNC Holdings Inc. Class A	2,945	137
Hillshire Brands Co.	3,596	135
* WhiteWave Foods Co. Class A	4,155	118
Flowers Foods Inc.	5,201	107
* United Natural Foods Inc.	1,451	105
* Hain Celestial Group Inc.	1,162	104
* TreeHouse Foods Inc.	1,116	80
Casey's General Stores Inc.	1,159	79
* Boston Beer Co. Inc. Class A	255	60
* Post Holdings Inc.	958	55
Sanderson Farms Inc.	657	50
Lancaster Colony Corp.	552	50
Spectrum Brands Holdings Inc.	615	48
Andersons Inc.	874	48
B&G Foods Inc.	1,503	45
Universal Corp.	736	42
J&J Snack Foods Corp.	453	42
* Fresh Market Inc.	1,255	42
Dean Foods Co.	2,826	42
Vector Group Ltd.	1,955	38
Snyder's-Lance Inc.	1,375	37
* SUPERVALU Inc.	5,717	37
WD-40 Co.	458	33
* Susser Holdings Corp.	546	33
Fresh Del Monte Produce Inc.	1,219	32
* Pilgrim's Pride Corp.	1,704	30
Pinnacle Foods Inc.	1,043	30
Core-Mark Holding Co. Inc.	360	28
* Boulder Brands Inc.	1,771	27
Spartan Stores Inc.	1,090	25
Cal-Maine Foods Inc.	460	24
* Seaboard Corp.	9	23
* Sprouts Farmers Market Inc.	541	21
* Diamond Foods Inc.	690	20
Weis Markets Inc.	378	19
* Annie's Inc.	470	18
Tootsie Roll Industries Inc.	577	17
* USANA Health Sciences Inc.	194	14
Coca-Cola Bottling Co. Consolidated	176	13
Calavo Growers Inc.	424	13
* Chiquita Brands International Inc.	1,205	13
* Pantry Inc.	850	13
* Natural Grocers by Vitamin Cottage Inc.	285	12
* Chefs' Warehouse Inc.	470	11
Ingles Markets Inc. Class A	433	10
* Medifast Inc.	353	9
* Seneca Foods Corp. Class A	299	9
Limoneira Co.	386	8
Female Health Co.	966	7
Village Super Market Inc. Class A	227	6
* Alliance One International Inc.	2,268	6
PetMed Express Inc.	434	6
* Star Scientific Inc.	5,462	5
* Nutraceutical International Corp.	183	5
* Omega Protein Corp.	407	4
* National Beverage Corp.	210	4
* Fairway Group Holdings Corp.	530	4
* Inventure Foods Inc.	289	4
* Lifevantage Corp.	2,799	4
Orchids Paper Products Co.	104	4
John B Sanfilippo & Son Inc.	134	3
* Craft Brew Alliance Inc.	193	3
Nature's Sunshine Products Inc.	203	3

9

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* PhotoMedex Inc.	200	3
Roundy's Inc.	462	3
* Vitacost.com Inc.	370	3
* Farmer Bros Co.	127	3
Lifeway Foods Inc.	141	2
Alico Inc.	51	2
* Synutra International Inc.	261	2
		45,459
Energy (9.1%)
Exxon Mobil Corp.	132,063	12,714
Chevron Corp.	57,576	6,640
Schlumberger Ltd.	39,486	3,672
ConocoPhillips	36,356	2,418
Occidental Petroleum Corp.	23,928	2,309
EOG Resources Inc.	8,075	1,530
Halliburton Co.	25,173	1,435
Phillips 66	17,447	1,306
Anadarko Petroleum Corp.	14,867	1,251
National Oilwell Varco Inc.	12,719	980
Apache Corp.	11,667	925
Williams Cos. Inc.	20,283	838
Baker Hughes Inc.	13,120	830
Pioneer Natural Resources Co.	4,058	816
Valero Energy Corp.	16,206	778
Devon Energy Corp.	12,061	777
Marathon Petroleum Corp.	8,954	752
Spectra Energy Corp.	19,866	741
Noble Energy Inc.	10,652	732
Hess Corp.	9,114	729
Marathon Oil Corp.	21,057	705
Kinder Morgan Inc.	19,664	626
EQT Corp.	4,445	455
Chesapeake Energy Corp.	17,124	444
Cabot Oil & Gas Corp.	12,456	436
* Southwestern Energy Co.	10,387	429
* Cameron International Corp.	6,574	421
Range Resources Corp.	4,813	414
Seadrill Ltd.	10,584	391
* Concho Resources Inc.	3,136	380
ONEOK Inc.	6,173	365
* Cheniere Energy Inc.	7,227	357
* FMC Technologies Inc.	7,103	357
Murphy Oil Corp.	5,720	340
Cimarex Energy Co.	2,589	300
Helmerich & Payne Inc.	2,842	281
HollyFrontier Corp.	6,082	277
CONSOL Energy Inc.	6,847	275
* Whiting Petroleum Corp.	3,530	243
Oceaneering International Inc.	3,240	232
Tesoro Corp.	4,067	207
Nabors Industries Ltd.	8,830	203
Denbury Resources Inc.	11,175	183
* Gulfport Energy Corp.	2,550	169
* Cobalt International Energy Inc.	8,246	159
* Oil States International Inc.	1,646	156
QEP Resources Inc.	5,367	155
* Continental Resources Inc.	1,284	153
SM Energy Co.	1,985	146
Peabody Energy Corp.	8,075	142
Superior Energy Services Inc.	4,694	139
* Dril-Quip Inc.	1,222	131
* Oasis Petroleum Inc.	2,997	131
Patterson-UTI Energy Inc.	4,472	130
* Dresser-Rand Group Inc.	2,313	126

10

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Rowan Cos. plc Class A	3,741	125
* Newfield Exploration Co.	4,105	116
* First Solar Inc.	1,966	112
* Ultra Petroleum Corp.	4,430	111
* WPX Energy Inc.	5,996	106
Diamond Offshore Drilling Inc.	2,101	99
World Fuel Services Corp.	2,128	96
* SandRidge Energy Inc.	14,813	96
Targa Resources Corp.	979	95
* Kodiak Oil & Gas Corp.	7,949	94
* Unit Corp.	1,418	87
* Atwood Oceanics Inc.	1,757	83
SemGroup Corp. Class A	1,218	82
* Rosetta Resources Inc.	1,760	78
* Helix Energy Solutions Group Inc.	3,246	77
CARBO Ceramics Inc.	611	76
* Antero Resources Corp.	1,130	68
* Carrizo Oil & Gas Inc.	1,352	67
* Exterran Holdings Inc.	1,639	67
* PDC Energy Inc.	1,039	65
Western Refining Inc.	1,643	60
Crosstex Energy Inc.	1,431	60
* McDermott International Inc.	6,938	58
* GT Advanced Technologies Inc.	3,994	57
* SolarCity Corp.	654	56
* Stone Energy Corp.	1,510	54
* SEACOR Holdings Inc.	589	52
Energy XXI Bermuda Ltd.	2,130	49
* Hornbeck Offshore Services Inc.	1,108	47
Golar LNG Ltd.	1,260	46
* SunCoke Energy Inc.	1,993	44
* SunPower Corp. Class A	1,279	42
* Bonanza Creek Energy Inc.	847	42
* Magnum Hunter Resources Corp.	4,967	42
* Key Energy Services Inc.	4,328	39
* Matador Resources Co.	1,612	39
* C&J Energy Services Inc.	1,470	38
* Bill Barrett Corp.	1,496	38
* Flotek Industries Inc.	1,414	36
* Cloud Peak Energy Inc.	1,852	36
* Diamondback Energy Inc.	542	35
* Kosmos Energy Ltd.	3,167	35
* Alpha Natural Resources Inc.	6,454	35
Delek US Holdings Inc.	1,164	32
RPC Inc.	1,720	32
* Sanchez Energy Corp.	1,054	31
* Laredo Petroleum Inc.	1,177	31
* Forum Energy Technologies Inc.	1,185	31
Comstock Resources Inc.	1,482	29
Arch Coal Inc.	6,261	29
* Newpark Resources Inc.	2,544	28
* Parker Drilling Co.	3,469	28
* Penn Virginia Corp.	1,826	28
* Matrix Service Co.	854	28
* Geospace Technologies Corp.	360	28
EXCO Resources Inc.	5,219	27
* TETRA Technologies Inc.	2,269	27
* Rex Energy Corp.	1,328	25
* EPL Oil & Gas Inc.	820	25
* Northern Oil and Gas Inc.	1,773	25
* Halcon Resources Corp.	6,320	24
* Hercules Offshore Inc.	4,931	23
* Contango Oil & Gas Co.	478	23
Green Plains Renewable Energy Inc.	839	22

11

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Frank's International NV	923	22
* Approach Resources Inc.	953	21
Walter Energy Inc.	1,951	21
* Triangle Petroleum Corp.	2,280	20
CVR Energy Inc.	507	20
* Resolute Energy Corp.	2,123	20
* Clayton Williams Energy Inc.	203	20
PBF Energy Inc. Class A	767	19
* Tesco Corp.	1,000	19
* RigNet Inc.	393	19
* Pioneer Energy Services Corp.	1,628	19
* Era Group Inc.	644	18
* Basic Energy Services Inc.	751	18
* Athlon Energy Inc.	481	18
* Synergy Resources Corp.	1,644	17
W&T Offshore Inc.	1,141	17
* Capstone Turbine Corp.	9,595	17
* Solazyme Inc.	1,363	17
* Clean Energy Fuels Corp.	1,900	16
* ION Geophysical Corp.	3,822	16
* Willbros Group Inc.	1,483	15
* EnerNOC Inc.	664	14
* Natural Gas Services Group Inc.	437	14
* Swift Energy Co.	1,387	14
* Emerald Oil Inc.	1,788	14
* Goodrich Petroleum Corp.	901	12
* PowerSecure International Inc.	538	12
* Vantage Drilling Co.	6,759	12
* PetroQuest Energy Inc.	2,302	11
* Abraxas Petroleum Corp.	3,191	11
Gulf Island Fabrication Inc.	511	11
* VAALCO Energy Inc.	1,359	9
* Quicksilver Resources Inc.	2,716	9
Dawson Geophysical Co.	298	9
* Gastar Exploration Inc.	1,236	8
* Forest Oil Corp.	3,668	7
* Renewable Energy Group Inc.	622	7
* Enphase Energy Inc.	786	6
* FuelCell Energy Inc.	3,221	6
* Midstates Petroleum Co. Inc.	1,391	6
* Warren Resources Inc.	1,348	6
Alon USA Energy Inc.	426	6
* BPZ Resources Inc.	2,747	6
* Nuverra Environmental Solutions Inc.	330	6
* Westmoreland Coal Co.	242	5
* Callon Petroleum Co.	806	5
* REX American Resources Corp.	112	5
Equal Energy Ltd.	877	5
* Miller Energy Resources Inc.	669	5
* Jones Energy Inc.	295	5
Panhandle Oil and Gas Inc. Class A	124	5
* Arabian American Development Co.	369	4
Evolution Petroleum Corp.	347	4
* Endeavour International Corp.	855	4
Adams Resources & Energy Inc.	52	4
* FX Energy Inc.	1,009	4
* Amyris Inc.	721	3
* Cal Dive International Inc.	1,822	3
* Ameresco Inc. Class A	312	3
* Mitcham Industries Inc.	220	3
Bolt Technology Corp.	151	3
* Apco Oil and Gas International Inc.	194	3
* KiOR Inc.	1,781	2
* Isramco Inc.	15	2

12

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* TGC Industries Inc.	284	2
* L&L Energy Inc.	751	1
Hallador Energy Co.	124	1
* ZaZa Energy Corp.	663	1
* Global Geophysical Services Inc.	277	—
		56,334
Financial Services (18.7%)
Wells Fargo & Co.	143,397	6,656
JPMorgan Chase & Co.	112,261	6,379
* Berkshire Hathaway Inc. Class B	53,452	6,189
Bank of America Corp.	320,191	5,293
Citigroup Inc.	90,377	4,395
Visa Inc. Class A	15,517	3,506
MasterCard Inc. Class A	34,697	2,697
American Express Co.	28,174	2,572
Goldman Sachs Group Inc.	13,631	2,269
US Bancorp	54,936	2,260
American International Group Inc.	43,849	2,182
Simon Property Group Inc.	9,203	1,484
Morgan Stanley	45,182	1,392
MetLife Inc.	26,528	1,344
PNC Financial Services Group Inc.	15,702	1,284
Capital One Financial Corp.	17,326	1,272
BlackRock Inc.	3,886	1,185
Prudential Financial Inc.	13,758	1,164
Bank of New York Mellon Corp.	34,389	1,100
ACE Ltd.	10,127	991
American Tower Corporation	11,767	959
Aflac Inc.	13,871	889
Travelers Cos. Inc.	10,520	882
Charles Schwab Corp.	32,645	865
State Street Corp.	12,816	842
Discover Financial Services	14,576	836
Marsh & McLennan Cos. Inc.	16,386	789
BB&T Corp.	20,851	788
Aon plc	9,184	786
Allstate Corp.	13,923	755
Public Storage	4,248	718
IntercontinentalExchange Group Inc.	3,390	708
CME Group Inc.	9,420	695
Chubb Corp.	7,700	674
Ameriprise Financial Inc.	5,982	652
Franklin Resources Inc.	12,198	650
T. Rowe Price Group Inc.	7,695	625
Equity Residential	10,671	624
Prologis Inc.	14,761	608
SunTrust Banks Inc.	16,013	603
Fifth Third Bancorp	25,908	562
Ventas Inc.	8,676	542
Vornado Realty Trust	5,532	533
HCP Inc.	13,449	521
Weyerhaeuser Co.	17,249	509
Boston Properties Inc.	4,489	505
Health Care REIT Inc.	8,416	494
AvalonBay Communities Inc.	3,828	494
Fidelity National Information Services Inc.	8,668	482
Hartford Financial Services Group Inc.	13,476	474
* Fiserv Inc.	7,872	457
Moody's Corp.	5,747	454
Invesco Ltd.	13,137	451
M&T Bank Corp.	3,811	444
Regions Financial Corp.	41,740	444
Northern Trust Corp.	7,067	437
Progressive Corp.	17,811	436

13

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Host Hotels & Resorts Inc.	21,994	433
* Alliance Data Systems Corp.	1,452	414
Lincoln National Corp.	8,039	403
Loews Corp.	9,196	400
Principal Financial Group Inc.	8,787	398
Thomson Reuters Corp.	11,181	384
General Growth Properties Inc.	16,523	364
KeyCorp	27,565	363
SLM Corp.	13,303	318
Annaly Capital Management Inc.	28,370	317
* Affiliated Managers Group Inc.	1,580	297
CIT Group Inc.	6,028	293
Western Union Co.	16,682	279
Unum Group	7,994	278
Realty Income Corp.	6,179	274
SL Green Realty Corp.	2,744	273
Kimco Realty Corp.	12,241	272
Fidelity National Financial Inc. Class A	8,149	269
Comerica Inc.	5,588	269
XL Group plc Class A	8,741	266
* FleetCor Technologies Inc.	2,034	264
Equifax Inc.	3,610	253
Macerich Co.	4,118	248
Leucadia National Corp.	8,860	248
Huntington Bancshares Inc.	25,118	239
* Markel Corp.	414	239
American Capital Agency Corp.	10,576	236
* CBRE Group Inc. Class A	8,356	234
TD Ameritrade Holding Corp.	6,974	233
Plum Creek Timber Co. Inc.	5,302	230
* Genworth Financial Inc. Class A	14,767	229
Cincinnati Financial Corp.	4,895	229
* Arch Capital Group Ltd.	3,986	224
Everest Re Group Ltd.	1,497	223
Federal Realty Investment Trust	1,954	217
Torchmark Corp.	2,771	215
New York Community Bancorp Inc.	13,201	211
Digital Realty Trust Inc.	3,846	208
American Realty Capital Properties Inc.	13,962	205
* Alleghany Corp.	503	194
UDR Inc.	7,509	194
* E*TRADE Financial Corp.	8,612	194
Raymond James Financial Inc.	3,651	193
Essex Property Trust Inc.	1,138	190
* Signature Bank	1,420	186
First Republic Bank	3,486	181
Waddell & Reed Financial Inc. Class A	2,574	179
Rayonier Inc.	3,774	178
Arthur J Gallagher & Co.	3,796	175
Zions Bancorporation	5,554	173
Lazard Ltd. Class A	3,837	173
Camden Property Trust	2,544	170
Reinsurance Group of America Inc. Class A	2,171	167
* Realogy Holdings Corp.	3,517	167
* SVB Financial Group	1,318	166
Extra Space Storage Inc.	3,354	165
Jones Lang LaSalle Inc.	1,332	164
Duke Realty Corp.	9,643	162
PartnerRe Ltd.	1,620	160
Ares Capital Corp.	8,859	160
* Howard Hughes Corp.	1,151	159
* MSCI Inc. Class A	3,616	158
Alexandria Real Estate Equities Inc.	2,150	156
Hudson City Bancorp Inc.	15,869	151

14

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Global Payments Inc.	2,140	151
Jack Henry & Associates Inc.	2,586	150
Legg Mason Inc.	3,251	149
Liberty Property Trust	3,905	149
Total System Services Inc.	4,898	149
DDR Corp.	8,905	148
Mid-America Apartment Communities Inc.	2,177	147
East West Bancorp Inc.	4,121	147
Axis Capital Holdings Ltd.	3,327	146
SEI Investments Co.	4,327	145
BRE Properties Inc.	2,333	144
Assurant Inc.	2,179	143
Regency Centers Corp.	2,781	141
Starwood Property Trust Inc.	5,868	141
FactSet Research Systems Inc.	1,321	139
CBOE Holdings Inc.	2,570	139
Broadridge Financial Solutions Inc.	3,655	138
Kilroy Realty Corp.	2,367	136
Eaton Vance Corp.	3,597	136
American Financial Group Inc.	2,365	135
NorthStar Realty Finance Corp.	8,685	135
WR Berkley Corp.	3,260	134
HCC Insurance Holdings Inc.	3,023	133
People's United Financial Inc.	9,319	132
* American Capital Ltd.	8,466	132
Taubman Centers Inc.	1,853	131
NASDAQ OMX Group Inc.	3,378	130
Apartment Investment & Management Co. Class A	4,267	128
Senior Housing Properties Trust	5,715	127
National Retail Properties Inc.	3,460	124
Assured Guaranty Ltd.	5,049	124
Spirit Realty Capital Inc.	11,257	123
Old Republic International Corp.	7,883	123
Protective Life Corp.	2,299	120
Dun & Bradstreet Corp.	1,202	119
CNO Financial Group Inc.	6,491	119
Omega Healthcare Investors Inc.	3,706	118
Cullen/Frost Bankers Inc.	1,583	118
RenaissanceRe Holdings Ltd.	1,237	118
Hospitality Properties Trust	4,453	118
* Ocwen Financial Corp.	3,104	116
American Campus Communities Inc.	3,137	116
BioMed Realty Trust Inc.	5,579	115
* WEX Inc.	1,179	114
Two Harbors Investment Corp.	10,967	114
Corrections Corp. of America	3,379	113
Prosperity Bancshares Inc.	1,775	112
Douglas Emmett Inc.	4,170	112
Gaming and Leisure Properties Inc.	2,861	109
Brown & Brown Inc.	3,592	108
White Mountains Insurance Group Ltd.	186	108
Weingarten Realty Investors	3,527	108
WP Carey Inc.	1,683	107
City National Corp.	1,427	107
FirstMerit Corp.	5,064	105
Commerce Bancshares Inc.	2,349	105
Validus Holdings Ltd.	2,772	102
Synovus Financial Corp.	29,296	102
Highwoods Properties Inc.	2,692	102
Equity Lifestyle Properties Inc.	2,514	101
Allied World Assurance Co. Holdings AG	1,013	101
Chimera Investment Corp.	31,133	99
Home Properties Inc.	1,671	98
LaSalle Hotel Properties	3,068	96

15

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Tanger Factory Outlet Centers Inc.	2,797	96
CommonWealth REIT	3,517	95
* CoreLogic Inc.	2,921	95
First Niagara Financial Group Inc.	10,456	95
* Forest City Enterprises Inc. Class A	4,852	95
RLJ Lodging Trust	3,610	94
* Stifel Financial Corp.	1,931	93
Prospect Capital Corp.	8,404	93
LPL Financial Holdings Inc.	1,723	92
Hancock Holding Co.	2,561	88
First American Financial Corp.	3,244	87
MFA Financial Inc.	11,093	87
CBL & Associates Properties Inc.	4,897	87
StanCorp Financial Group Inc.	1,307	86
* Popular Inc.	2,976	85
Piedmont Office Realty Trust Inc. Class A	4,904	85
* MGIC Investment Corp.	9,393	84
First Horizon National Corp.	7,002	84
EPR Properties	1,573	84
CapitalSource Inc.	5,665	83
Webster Financial Corp.	2,652	82
* Vantiv Inc. Class A	2,580	82
ProAssurance Corp.	1,791	81
TCF Financial Corp.	5,049	81
Associated Banc-Corp	4,843	81
Post Properties Inc.	1,659	81
Financial Engines Inc.	1,421	80
ING US Inc.	2,225	80
Radian Group Inc.	5,095	79
* Texas Capital Bancshares Inc.	1,258	79
* Portfolio Recovery Associates Inc.	1,456	79
Federated Investors Inc. Class B	2,841	78
Primerica Inc.	1,701	76
Bank of Hawaii Corp.	1,300	76
Hanover Insurance Group Inc.	1,287	76
Aspen Insurance Holdings Ltd.	1,972	74
Sunstone Hotel Investors Inc.	5,443	74
DiamondRock Hospitality Co.	5,784	73
DCT Industrial Trust Inc.	9,034	72
Sovran Self Storage Inc.	964	71
Washington Federal Inc.	3,176	71
CubeSmart	4,059	71
Fulton Financial Corp.	5,761	71
Geo Group Inc.	2,178	70
Corporate Office Properties Trust	2,628	70
Brandywine Realty Trust	4,689	69
UMB Financial Corp.	1,084	68
MarketAxess Holdings Inc.	1,127	67
BankUnited Inc.	1,978	66
Healthcare Realty Trust Inc.	2,750	66
Endurance Specialty Holdings Ltd.	1,262	66
BancorpSouth Inc.	2,738	66
Invesco Mortgage Capital Inc.	3,858	65
Medical Properties Trust Inc.	4,712	62
Glacier Bancorp Inc.	2,239	62
First Industrial Realty Trust Inc.	3,209	62
Lexington Realty Trust	5,390	61
Valley National Bancorp	5,918	60
Susquehanna Bancshares Inc.	5,426	59
Pebblebrook Hotel Trust	1,775	59
Fair Isaac Corp.	1,087	58
Retail Properties of America Inc.	4,170	58
Mack-Cali Realty Corp.	2,609	58
* Zillow Inc. Class A	690	58

16

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Cathay General Bancorp	2,261	57
Umpqua Holdings Corp.	3,221	57
Iberiabank Corp.	869	57
United Bankshares Inc.	1,931	57
EastGroup Properties Inc.	914	57
Cousins Properties Inc.	4,887	56
Bank of the Ozarks Inc.	890	56
Hatteras Financial Corp.	2,852	56
Apollo Investment Corp.	6,562	56
* Euronet Worldwide Inc.	1,455	56
RLI Corp.	1,289	56
PrivateBancorp Inc.	1,914	55
Kemper Corp.	1,412	55
FNB Corp.	4,491	55
First Financial Bankshares Inc.	903	55
* MBIA Inc.	4,026	55
Chambers Street Properties	6,813	54
* Strategic Hotels & Resorts Inc.	5,385	54
Alexander & Baldwin Inc.	1,291	54
National Health Investors Inc.	869	54
Platinum Underwriters Holdings Ltd.	913	54
Ryman Hospitality Properties Inc.	1,263	53
* Cardtronics Inc.	1,310	53
Morningstar Inc.	632	53
Washington REIT	2,100	53
Redwood Trust Inc.	2,596	52
PennyMac Mortgage Investment Trust	2,122	52
Erie Indemnity Co. Class A	710	52
Capitol Federal Financial Inc.	4,233	51
Colony Financial Inc.	2,277	51
* Western Alliance Bancorp	2,215	51
Wintrust Financial Corp.	1,087	50
ARMOUR Residential REIT Inc.	11,707	50
MB Financial Inc.	1,642	50
Evercore Partners Inc. Class A	897	50
DuPont Fabros Technology Inc.	1,869	50
PacWest Bancorp	1,134	49
Kennedy-Wilson Holdings Inc.	1,932	49
Janus Capital Group Inc.	4,362	49
First Citizens BancShares Inc. Class A	216	48
* Ambac Financial Group Inc.	1,396	48
BOK Financial Corp.	745	48
Altisource Residential Corp.	1,682	48
PS Business Parks Inc.	570	48
Sun Communities Inc.	1,032	48
Home BancShares Inc.	1,381	46
Trustmark Corp.	1,915	46
Symetra Financial Corp.	2,344	46
* WisdomTree Investments Inc.	2,953	46
Greenhill & Co. Inc.	860	46
New Residential Investment Corp.	7,162	46
Potlatch Corp.	1,150	46
* Hilltop Holdings Inc.	1,851	45
* First Cash Financial Services Inc.	834	44
First Financial Holdings Inc.	718	44
Main Street Capital Corp.	1,248	44
Community Bank System Inc.	1,199	44
CYS Investments Inc.	4,928	43
American Equity Investment Life Holding Co.	1,982	43
CVB Financial Corp.	2,747	43
Home Loan Servicing Solutions Ltd.	2,082	43
EverBank Financial Corp.	2,384	43
Old National Bancorp	3,039	43
Acadia Realty Trust	1,583	42

17

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Heartland Payment Systems Inc.	1,031	42
BBCN Bancorp Inc.	2,439	42
LTC Properties Inc.	1,099	41
Equity One Inc.	1,753	41
Government Properties Income Trust	1,603	40
Glimcher Realty Trust	4,099	40
Chesapeake Lodging Trust	1,527	40
First Midwest Bancorp Inc.	2,372	40
Columbia Banking System Inc.	1,490	39
* St. Joe Co.	2,019	39
Westamerica Bancorporation	757	38
Montpelier Re Holdings Ltd.	1,333	38
Northwest Bancshares Inc.	2,638	38
International Bancshares Corp.	1,633	38
Empire State Realty Trust Inc.	2,469	38
Selective Insurance Group Inc.	1,640	38
Fifth Street Finance Corp.	3,817	37
* iStar Financial Inc.	2,395	37
Healthcare Trust of America Inc. Class A	3,296	37
Mercury General Corp.	815	37
* Encore Capital Group Inc.	759	37
Investors Bancorp Inc.	1,390	37
Hersha Hospitality Trust Class A	6,552	37
National Penn Bancshares Inc.	3,396	37
AmTrust Financial Services Inc.	968	37
Argo Group International Holdings Ltd.	810	36
Pennsylvania REIT	1,895	36
* Virtus Investment Partners Inc.	191	35
Pinnacle Financial Partners Inc.	977	35
Capstead Mortgage Corp.	2,712	35
American Assets Trust Inc.	1,042	34
Hudson Pacific Properties Inc.	1,496	34
Sterling Financial Corp.	1,075	34
Astoria Financial Corp.	2,459	34
* Enstar Group Ltd.	266	33
* BofI Holding Inc.	357	33
FelCor Lodging Trust Inc.	3,688	32
Solar Capital Ltd.	1,439	32
HFF Inc. Class A	1,002	32
* Starwood Waypoint Residential Trust	1,173	32
Advent Software Inc.	1,035	32
CNA Financial Corp.	763	32
Horace Mann Educators Corp.	1,106	32
Franklin Street Properties Corp.	2,516	32
Associated Estates Realty Corp.	1,841	31
Brixmor Property Group Inc.	1,422	31
Cash America International Inc.	773	31
Provident Financial Services Inc.	1,643	30
Union First Market Bankshares Corp.	1,204	30
Sterling Bancorp	2,370	30
STAG Industrial Inc.	1,295	30
Retail Opportunity Investments Corp.	2,029	30
Ramco-Gershenson Properties Trust	1,789	30
Parkway Properties Inc.	1,610	30
American Capital Mortgage Investment Corp.	1,465	30
Boston Private Financial Holdings Inc.	2,264	30
Education Realty Trust Inc.	3,117	29
Sabra Health Care REIT Inc.	1,025	29
* Walter Investment Management Corp.	1,132	29
Interactive Brokers Group Inc.	1,300	29
* eHealth Inc.	597	29
NBT Bancorp Inc.	1,219	29
First Financial Bancorp	1,659	28
* Credit Acceptance Corp.	204	28

18

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Investors Real Estate Trust	3,192	28
* KCG Holdings Inc. Class A	2,356	28
Nelnet Inc. Class A	687	28
ViewPoint Financial Group Inc.	1,095	27
* Greenlight Capital Re Ltd. Class A	858	27
* TFS Financial Corp.	2,281	27
Renasant Corp.	922	27
Infinity Property & Casualty Corp.	359	26
Hercules Technology Growth Capital Inc.	1,680	26
Artisan Partners Asset Management Inc. Class A	413	26
Park National Corp.	330	26
First Commonwealth Financial Corp.	3,014	26
National Bank Holdings Corp. Class A	1,294	25
* World Acceptance Corp.	262	25
Alexander's Inc.	67	25
Chemical Financial Corp.	838	25
Inland Real Estate Corp.	2,295	25
Hanmi Financial Corp.	1,048	25
Stewart Information Services Corp.	654	24
EVERTEC Inc.	995	24
AMERISAFE Inc.	554	24
Northfield Bancorp Inc.	1,901	24
Kite Realty Group Trust	3,889	24
Banner Corp.	604	24
American National Insurance Co.	211	24
Independent Bank Corp.	649	24
WesBanco Inc.	794	24
First Potomac Realty Trust	1,835	23
Resource Capital Corp.	3,949	23
* Eagle Bancorp Inc.	667	23
BGC Partners Inc. Class A	3,347	23
Safety Insurance Group Inc.	407	23
* United Community Banks Inc.	1,361	23
Triangle Capital Corp.	808	23
PennantPark Investment Corp.	1,972	23
Golub Capital BDC Inc.	1,201	23
Banco Latinoamericano de Comercio Exterior SA	877	22
* Piper Jaffray Cos.	530	22
OFG Bancorp	1,374	22
American Homes 4 Rent Class A	1,332	22
Oritani Financial Corp.	1,393	22
Wilshire Bancorp Inc.	2,148	22
Cohen & Steers Inc.	575	22
Summit Hotel Properties Inc.	2,340	22
First Merchants Corp.	1,006	22
Lakeland Financial Corp.	565	21
* Investment Technology Group Inc.	1,236	21
* Bancorp Inc.	1,108	21
Anworth Mortgage Asset Corp.	4,082	21
BlackRock Kelso Capital Corp.	2,215	21
Flushing Financial Corp.	1,001	21
TrustCo Bank Corp. NY	3,054	21
S&T Bancorp Inc.	892	21
* Springleaf Holdings Inc.	728	21
Brookline Bancorp Inc.	2,243	20
CoreSite Realty Corp.	653	20
Berkshire Hills Bancorp Inc.	807	20
City Holding Co.	457	20
* Navigators Group Inc.	332	20
* PICO Holdings Inc.	783	20
* Forestar Group Inc.	1,029	19
Sandy Spring Bancorp Inc.	804	19
United Fire Group Inc.	655	19
Tompkins Financial Corp.	390	19

19

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Select Income REIT	646	19
Dime Community Bancshares Inc.	1,106	19
Ashford Hospitality Trust Inc.	1,661	19
Excel Trust Inc.	1,473	18
Maiden Holdings Ltd.	1,640	18
Employers Holdings Inc.	929	18
Community Trust Bancorp Inc.	458	18
New Mountain Finance Corp.	1,199	18
Cass Information Systems Inc.	346	18
New York Mortgage Trust Inc.	2,324	18
State Bank Financial Corp.	1,044	18
* Global Cash Access Holdings Inc.	2,101	18
TCP Capital Corp.	995	18
Getty Realty Corp.	912	18
Universal Health Realty Income Trust	411	18
Cardinal Financial Corp.	1,013	17
Washington Trust Bancorp Inc.	493	17
Southside Bancshares Inc.	582	17
Urstadt Biddle Properties Inc. Class A	875	17
* Nationstar Mortgage Holdings Inc.	589	17
TICC Capital Corp.	1,620	17
RAIT Financial Trust	2,027	17
Medley Capital Corp.	1,191	17
THL Credit Inc.	1,041	16
* Ezcorp Inc. Class A	1,293	16
FXCM Inc. Class A	966	16
AG Mortgage Investment Trust Inc.	877	16
Cedar Realty Trust Inc.	2,615	16
* Ameris Bancorp	764	16
Campus Crest Communities Inc.	1,938	16
* Essent Group Ltd.	680	16
Monmouth Real Estate Investment Corp. Class A	1,623	16
HCI Group Inc.	324	16
Capital Southwest Corp.	452	16
Apollo Commercial Real Estate Finance Inc.	934	16
CyrusOne Inc.	702	16
Chatham Lodging Trust	739	15
First Busey Corp.	2,529	15
Simmons First National Corp. Class A	420	15
* Green Dot Corp. Class A	742	15
* Tejon Ranch Co.	417	15
^ Western Asset Mortgage Capital Corp.	891	15
First Interstate Bancsystem Inc.	566	15
* Cowen Group Inc. Class A	3,421	15
* Capital Bank Financial Corp.	627	14
Apollo Residential Mortgage Inc.	816	14
Trico Bancshares	562	14
Westwood Holdings Group Inc.	246	14
WSFS Financial Corp.	195	14
Dynex Capital Inc.	1,605	14
Terreno Realty Corp.	728	14
Winthrop Realty Trust	1,142	13
AmREIT Inc.	761	13
* MoneyGram International Inc.	693	13
Bancfirst Corp.	238	13
SY Bancorp Inc.	438	13
MainSource Financial Group Inc.	752	13
German American Bancorp Inc.	447	13
Heartland Financial USA Inc.	477	13
Southwest Bancorp Inc.	727	13
United Financial Bancorp Inc.	723	13
* Taylor Capital Group Inc.	538	13
Diamond Hill Investment Group Inc.	108	13
National Western Life Insurance Co. Class A	56	13

20

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
MVC Capital Inc.	870	13
First Bancorp	679	12
Enterprise Financial Services Corp.	658	12
Arlington Asset Investment Corp. Class A	450	12
Univest Corp. of Pennsylvania	617	12
* HomeTrust Bancshares Inc.	753	12
1st Source Corp.	378	12
Bryn Mawr Bank Corp.	413	12
* Gramercy Property Trust Inc.	2,024	12
* Preferred Bank	485	12
First of Long Island Corp.	296	12
* DFC Global Corp.	1,393	11
First Community Bancshares Inc.	680	11
Financial Institutions Inc.	513	11
* Ladenburg Thalmann Financial Services Inc.	4,003	11
Fidus Investment Corp.	532	11
GAMCO Investors Inc.	143	11
First Defiance Financial Corp.	401	11
* Citizens Inc. Class A	1,510	11
Arrow Financial Corp.	423	11
Camden National Corp.	294	11
Washington Banking Co.	594	11
Central Pacific Financial Corp.	552	11
Heritage Financial Corp.	613	11
* Flagstar Bancorp Inc.	490	11
Hudson Valley Holding Corp.	575	11
QTS Realty Trust Inc. Class A	422	11
One Liberty Properties Inc.	485	11
* Safeguard Scientifics Inc.	542	11
* Metro Bancorp Inc.	540	11
* RE/MAX Holdings Inc.	346	11
Peoples Bancorp Inc.	429	10
Medallion Financial Corp.	719	10
OmniAmerican Bancorp Inc.	479	10
GFI Group Inc.	2,599	10
Pacific Continental Corp.	719	10
Bridge Bancorp Inc.	393	10
CoBiz Financial Inc.	925	10
FBL Financial Group Inc. Class A	246	10
Bank of Marin Bancorp	232	10
National Bankshares Inc.	285	10
* NewStar Financial Inc.	665	10
Rouse Properties Inc.	540	10
* Third Point Reinsurance Ltd.	672	10
* INTL. FCStone Inc.	551	10
Meadowbrook Insurance Group Inc.	1,843	10
OneBeacon Insurance Group Ltd. Class A	600	10
First Financial Corp.	286	10
Baldwin & Lyons Inc.	381	10
TowneBank	654	10
* Customers Bancorp Inc.	492	10
Citizens & Northern Corp.	488	10
Lakeland Bancorp Inc.	857	10
Agree Realty Corp.	312	10
* Suffolk Bancorp	470	9
Whitestone REIT	650	9
Rockville Financial Inc.	707	9
CNB Financial Corp.	500	9
Republic Bancorp Inc. Class A	376	9
* Walker & Dunlop Inc.	538	9
Penns Woods Bancorp Inc.	197	9
* First BanCorp	1,725	9
Saul Centers Inc.	193	9
Gladstone Commercial Corp.	510	9

21

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Great Southern Bancorp Inc.	309	9
* Higher One Holdings Inc.	1,105	9
* Xoom Corp.	313	9
* Blackhawk Network Holdings Inc.	341	8
* Beneficial Mutual Bancorp Inc.	701	8
Fidelity Southern Corp.	587	8
* Harbinger Group Inc.	738	8
MCG Capital Corp.	1,861	8
Charter Financial Corp.	767	8
Stellus Capital Investment Corp.	548	8
HomeStreet Inc.	426	8
Banc of California Inc.	622	8
Universal Insurance Holdings Inc.	594	8
Federal Agricultural Mortgage Corp.	251	8
BNC Bancorp	452	8
Ares Commercial Real Estate Corp.	574	8
Crawford & Co. Class B	916	8
Horizon Bancorp	354	8
Consolidated-Tomoka Land Co.	210	7
Aviv REIT Inc.	283	7
Centerstate Banks Inc.	641	7
Yadkin Financial Corp.	355	7
* Phoenix Cos. Inc.	132	7
Bank Mutual Corp.	986	7
Rexford Industrial Realty Inc.	449	6
State Auto Financial Corp.	312	6
Park Sterling Corp.	949	6
* American Residential Properties Inc.	338	6
* Pacific Premier Bancorp Inc.	379	6
First Connecticut Bancorp Inc.	380	6
Meta Financial Group Inc.	136	6
Solar Senior Capital Ltd.	313	6
* JGWPT Holdings Inc. Class A	292	6
Ashford Hospitality Prime Inc.	333	6
* PennyMac Financial Services Inc. Class A	316	5
Silver Bay Realty Trust Corp.	346	5
Hannon Armstrong Sustainable Infrastructure Capital Inc.	364	5
Independent Bank Group Inc.	94	5
Oppenheimer Holdings Inc. Class A	183	5
Territorial Bancorp Inc.	220	5
West Bancorporation Inc.	319	5
Center Bancorp Inc.	254	5
OceanFirst Financial Corp.	250	5
* FBR & Co.	178	5
Armada Hoffler Properties Inc.	469	5
* Global Indemnity plc	174	5
* NewBridge Bancorp	623	4
JAVELIN Mortgage Investment Corp.	309	4
KCAP Financial Inc.	540	4
Home Federal Bancorp Inc.	293	4
* SWS Group Inc.	542	4
* Franklin Financial Corp.	223	4
* GSV Capital Corp.	353	4
Kansas City Life Insurance Co.	88	4
Sierra Bancorp	263	4
Calamos Asset Management Inc. Class A	354	4
* CU Bancorp	232	4
Physicians Realty Trust	312	4
* Tree.com Inc.	123	4
* Bridge Capital Holdings	187	4
1st United Bancorp Inc.	534	4
Gladstone Capital Corp.	401	4
BankFinancial Corp.	395	4
Bank of Kentucky Financial Corp.	112	4

22

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Tower Group International Ltd.	1,417	4
* AV Homes Inc.	197	4
* Kearny Financial Corp.	307	4
Fox Chase Bancorp Inc.	219	4
Westfield Financial Inc.	493	4
Peapack Gladstone Financial Corp.	200	4
National Interstate Corp.	120	4
* Farmers Capital Bank Corp.	184	4
Merchants Bancshares Inc.	109	4
* United Community Financial Corp.	967	4
Guaranty Bancorp	254	4
* Planet Payment Inc.	1,049	4
* Stonegate Mortgage Corp.	245	4
Manning & Napier Inc.	242	4
PennantPark Floating Rate Capital Ltd.	250	4
Seacoast Banking Corp. of Florida	329	4
Heritage Commerce Corp.	433	4
* Marcus & Millichap Inc.	207	3
* BBX Capital Corp.	179	3
Ames National Corp.	155	3
* First NBC Bank Holding Co.	103	3
Nicholas Financial Inc.	214	3
Gladstone Investment Corp.	412	3
NGP Capital Resources Co.	441	3
* First Security Group Inc.	1,537	3
Firsthand Technology Value Fund Inc.	138	3
* UCP Inc.	206	3
* Intervest Bancshares Corp. Class A	442	3
* Consumer Portfolio Services Inc.	420	3
* Blue Capital Reinsurance Holdings Ltd.	188	3
* Regional Management Corp.	105	3
MidSouth Bancorp Inc.	179	3
* Meridian Interstate Bancorp Inc.	128	3
* Macatawa Bank Corp.	586	3
* Heritage Oaks Bancorp	382	3
Mercantile Bank Corp.	150	3
First Bancorp Inc.	184	3
American National Bankshares Inc.	133	3
MidWestOne Financial Group Inc.	114	3
First Financial Northwest Inc.	284	3
* Sun Bancorp Inc.	826	3
Gain Capital Holdings Inc.	271	3
Northrim BanCorp Inc.	110	3
Ellington Residential Mortgage REIT	159	3
Pzena Investment Management Inc. Class A	231	3
Chemung Financial Corp.	90	3
* Hallmark Financial Services Inc.	311	3
* Capital City Bank Group Inc.	185	3
LCNB Corp.	149	3
Bar Harbor Bankshares	67	3
Resource America Inc. Class A	269	3
Access National Corp.	151	3
* Home Bancorp Inc.	121	3
UMH Properties Inc.	267	2
Silvercrest Asset Management Group Inc. Class A	147	2
ESB Financial Corp.	188	2
Investors Title Co.	32	2
Provident Financial Holdings Inc.	159	2
Donegal Group Inc. Class A	173	2
Capitala Finance Corp.	120	2
* Imperial Holdings Inc.	427	2
* Waterstone Financial Inc.	217	2
Independence Holding Co.	167	2
Hingham Institution for Savings	29	2

23

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
JMP Group Inc.	307	2
* Tristate Capital Holdings Inc.	162	2
NASB Financial Inc.	88	2
Garrison Capital Inc.	149	2
EMC Insurance Group Inc.	69	2
WhiteHorse Finance Inc.	141	2
ESSA Bancorp Inc.	185	2
ZAIS Financial Corp.	119	2
* CommunityOne Bancorp	187	2
Middleburg Financial Corp.	112	2
C&F Financial Corp.	56	2
Century Bancorp Inc. Class A	57	2
Horizon Technology Finance Corp.	123	2
Enterprise Bancorp Inc.	93	2
* ConnectOne Bancorp Inc.	37	2
Clifton Savings Bancorp Inc.	131	2
Doral Financial Corp.	145	2
* Palmetto Bancshares Inc.	111	1
* Hampton Roads Bankshares Inc.	834	1
Griffin Land & Nurseries Inc.	44	1
RCS Capital Corp.	53	1
* Health Insurance Innovations Inc. Class A	94	1
* Fortegra Financial Corp.	157	1
California First National Bancorp	66	1
* Cascade Bancorp	201	1
Intersections Inc.	135	1
First Marblehead Corp.	112	1
CIFC Corp.	69	1
* First Federal Bancshares of Arkansas Inc.	34	—
* Tejon Ranch Co. Warrants Exp. 08/31/2016	64	—
* VantageSouth Bancshares Inc.	23	—
		116,087
Health Care (13.1%)
Johnson & Johnson	83,427	7,685
Pfizer Inc.	198,645	6,378
Merck & Co. Inc.	89,686	5,111
* Gilead Sciences Inc.	45,305	3,751
Amgen Inc.	22,253	2,760
Bristol-Myers Squibb Co.	48,846	2,626
* Biogen Idec Inc.	7,050	2,402
AbbVie Inc.	47,091	2,397
UnitedHealth Group Inc.	30,295	2,341
* Celgene Corp.	12,389	1,992
Abbott Laboratories	46,300	1,842
Medtronic Inc.	30,176	1,788
Eli Lilly & Co.	29,439	1,755
* Express Scripts Holding Co.	23,041	1,735
Thermo Fisher Scientific Inc.	11,609	1,446
McKesson Corp.	6,749	1,195
* Actavis plc	5,158	1,139
Baxter International Inc.	16,142	1,122
Allergan Inc.	8,821	1,120
* Alexion Pharmaceuticals Inc.	5,799	1,025
Covidien plc	14,000	1,007
Aetna Inc.	11,239	817
Stryker Corp.	9,859	791
* Regeneron Pharmaceuticals Inc.	2,377	790
* Forest Laboratories Inc.	7,920	773
WellPoint Inc.	8,386	760
Cardinal Health Inc.	10,147	726
Cigna Corp.	8,474	674
Becton Dickinson and Co.	5,763	664
* Illumina Inc.	3,690	633
* Mylan Inc.	11,296	628

24

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Perrigo Co. plc	3,741	615
St. Jude Medical Inc.	8,391	565
* Vertex Pharmaceuticals Inc.	6,891	557
* Cerner Corp.	8,784	539
Humana Inc.	4,657	524
* Boston Scientific Corp.	39,942	523
* Intuitive Surgical Inc.	1,126	501
Zimmer Holdings Inc.	4,980	467
AmerisourceBergen Corp. Class A	6,827	463
Zoetis Inc.	14,768	458
* HCA Holdings Inc.	7,964	408
* DaVita HealthCare Partners Inc.	5,516	379
CR Bard Inc.	2,409	347
* BioMarin Pharmaceutical Inc.	4,096	332
* Endo Health Solutions Inc.	3,990	318
* Henry Schein Inc.	2,610	311
* Catamaran Corp.	6,166	278
* Varian Medical Systems Inc.	3,247	272
* CareFusion Corp.	6,187	251
* Laboratory Corp. of America Holdings	2,620	245
* Pharmacyclics Inc.	1,751	243
* Jazz Pharmaceuticals plc	1,554	236
* Edwards Lifesciences Corp.	3,383	236
Quest Diagnostics Inc.	4,358	231
Universal Health Services Inc. Class B	2,717	218
* Hospira Inc.	4,957	215
* athenahealth Inc.	1,080	209
* IDEXX Laboratories Inc.	1,621	204
* Incyte Corp. Ltd.	3,091	199
* Salix Pharmaceuticals Ltd.	1,836	198
* Alkermes plc	4,028	196
DENTSPLY International Inc.	4,291	195
ResMed Inc.	4,267	188
Cooper Cos. Inc.	1,447	186
Omnicare Inc.	3,143	185
* MEDNAX Inc.	3,008	183
* Hologic Inc.	8,065	176
* Covance Inc.	1,687	175
* Isis Pharmaceuticals Inc.	3,293	168
* Seattle Genetics Inc.	3,036	160
* Medivation Inc.	2,208	159
* Cubist Pharmaceuticals Inc.	1,972	157
* QIAGEN NV	7,009	156
PerkinElmer Inc.	3,270	148
* Alnylam Pharmaceuticals Inc.	1,745	142
* United Therapeutics Corp.	1,367	139
* Community Health Systems Inc.	3,290	137
* Tenet Healthcare Corp.	3,019	133
Teleflex Inc.	1,213	124
* Align Technology Inc.	2,218	116
* Mallinckrodt plc	1,709	116
* Sirona Dental Systems Inc.	1,601	113
* Cepheid Inc.	2,008	108
Patterson Cos. Inc.	2,558	105
* NPS Pharmaceuticals Inc.	3,009	105
* Centene Corp.	1,636	104
* Medidata Solutions Inc.	1,563	100
* Brookdale Senior Living Inc. Class A	2,968	100
* Allscripts Healthcare Solutions Inc.	5,347	99
Techne Corp.	1,106	98
* Team Health Holdings Inc.	2,109	95
West Pharmaceutical Services Inc.	2,053	94
Questcor Pharmaceuticals Inc.	1,518	92
* DexCom Inc.	2,042	92

25

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* PAREXEL International Corp.	1,661	89
* Alere Inc.	2,357	87
HealthSouth Corp.	2,613	85
* Theravance Inc.	2,284	85
* Charles River Laboratories International Inc.	1,420	84
* Intercept Pharmaceuticals Inc.	205	84
STERIS Corp.	1,773	82
* Bio-Rad Laboratories Inc. Class A	627	81
* Health Net Inc.	2,383	81
* WellCare Health Plans Inc.	1,295	80
* InterMune Inc.	2,663	80
* VCA Antech Inc.	2,557	79
* Myriad Genetics Inc.	2,108	76
* Puma Biotechnology Inc.	653	76
* LifePoint Hospitals Inc.	1,396	76
* Bruker Corp.	3,320	76
* Celldex Therapeutics Inc.	2,533	74
* Insulet Corp.	1,536	73
Hill-Rom Holdings Inc.	1,791	68
Owens & Minor Inc.	1,858	65
* Thoratec Corp.	1,705	63
* Pacira Pharmaceuticals Inc.	801	63
* MWI Veterinary Supply Inc.	381	62
* Synageva BioPharma Corp.	537	62
* Air Methods Corp.	1,117	60
* Medicines Co.	1,880	57
* ACADIA Pharmaceuticals Inc.	1,975	56
* Cyberonics Inc.	814	56
* Haemonetics Corp.	1,496	55
* Acadia Healthcare Co. Inc.	1,076	53
* Opko Health Inc.	5,539	53
* Impax Laboratories Inc.	2,032	52
* HMS Holdings Corp.	2,558	52
* Magellan Health Services Inc.	847	52
* NuVasive Inc.	1,399	51
* HeartWare International Inc.	513	49
* Envision Healthcare Holdings Inc.	1,438	48
* Aegerion Pharmaceuticals Inc.	867	47
* Prestige Brands Holdings Inc.	1,600	46
* Neogen Corp.	1,046	45
* Nektar Therapeutics	3,525	45
* ARIAD Pharmaceuticals Inc.	5,170	45
* Quintiles Transnational Holdings Inc.	811	44
* Akorn Inc.	1,690	44
* ImmunoGen Inc.	2,632	43
Chemed Corp.	506	43
* Clovis Oncology Inc.	535	43
* MedAssets Inc.	1,748	42
* Amsurg Corp. Class A	961	42
* Auxilium Pharmaceuticals Inc.	1,364	42
* Acorda Therapeutics Inc.	1,128	41
* Arena Pharmaceuticals Inc.	6,223	41
* Wright Medical Group Inc.	1,265	40
* Globus Medical Inc.	1,671	40
* Masimo Corp.	1,527	39
* Keryx Biopharmaceuticals Inc.	2,398	38
CONMED Corp.	824	38
* Halozyme Therapeutics Inc.	2,708	38
* ArthroCare Corp.	788	38
* Emeritus Corp.	1,201	38
* Spectranetics Corp.	1,257	38
* WebMD Health Corp.	847	38
* Hanger Inc.	1,061	38
PDL BioPharma Inc.	4,382	38

26

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Exelixis Inc.	5,319	38
* Ironwood Pharmaceuticals Inc. Class A	2,571	37
* Ligand Pharmaceuticals Inc.	533	37
* Fluidigm Corp.	793	37
Analogic Corp.	389	37
Kindred Healthcare Inc.	1,659	36
* ExamWorks Group Inc.	954	35
* ABIOMED Inc.	1,208	34
* Novavax Inc.	5,205	33
* Neurocrine Biosciences Inc.	1,876	33
* Premier Inc. Class A	971	32
* Volcano Corp.	1,498	32
* Dyax Corp.	3,276	32
* Greatbatch Inc.	723	31
* Sangamo BioSciences Inc.	1,706	31
Cantel Medical Corp.	946	31
* Molina Healthcare Inc.	798	30
* Omnicell Inc.	1,015	29
* Sarepta Therapeutics Inc.	958	28
* Raptor Pharmaceutical Corp.	1,755	28
* Integra LifeSciences Holdings Corp.	578	27
* Endologix Inc.	1,970	27
* Cadence Pharmaceuticals Inc.	1,891	26
* Natus Medical Inc.	1,010	25
* IPC The Hospitalist Co. Inc.	492	25
* Infinity Pharmaceuticals Inc.	1,606	25
* Exact Sciences Corp.	1,865	25
Computer Programs & Systems Inc.	361	25
* PharMerica Corp.	1,009	24
* MannKind Corp.	3,882	24
Meridian Bioscience Inc.	1,131	24
* Quidel Corp.	835	23
* Lannett Co. Inc.	544	23
* Luminex Corp.	1,253	23
* Accelrys Inc.	1,852	23
* Emergent Biosolutions Inc.	925	23
* Idenix Pharmaceuticals Inc.	3,331	23
* Abaxis Inc.	590	22
* Capital Senior Living Corp.	873	22
* Cardiovascular Systems Inc.	632	22
Ensign Group Inc.	556	22
* NxStage Medical Inc.	1,569	22
* Insmed Inc.	1,086	22
* ICU Medical Inc.	366	21
* XOMA Corp.	2,518	21
* Merit Medical Systems Inc.	1,364	21
* Momenta Pharmaceuticals Inc.	1,373	20
* MiMedx Group Inc.	2,839	20
Invacare Corp.	1,006	20
Quality Systems Inc.	1,139	20
* Bio-Reference Labs Inc.	766	19
* Geron Corp.	4,056	19
* Cambrex Corp.	960	19
* Orexigen Therapeutics Inc.	2,721	19
* Array BioPharma Inc.	3,885	19
National Healthcare Corp.	360	19
* Prothena Corp. plc	512	18
* AVANIR Pharmaceuticals Inc.	4,410	18
* Affymetrix Inc.	2,357	18
* AMN Healthcare Services Inc.	1,295	18
* NewLink Genetics Corp.	406	18
* Corvel Corp.	390	18
* Cynosure Inc. Class A	576	18
* Accuray Inc.	1,890	18

27

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Select Medical Holdings Corp.	1,552	17
* Spectrum Pharmaceuticals Inc.	2,064	17
* Anacor Pharmaceuticals Inc.	904	17
* Rockwell Medical Inc.	1,351	17
* Staar Surgical Co.	1,208	17
* Depomed Inc.	1,408	17
* Vivus Inc.	2,756	17
* Repligen Corp.	1,104	17
* Anika Therapeutics Inc.	412	16
* Veeva Systems Inc. Class A	450	16
* Hi-Tech Pharmacal Co. Inc.	364	16
* AtriCure Inc.	757	16
* Orthofix International NV	702	16
* KYTHERA Biopharmaceuticals Inc.	312	16
* Accretive Health Inc.	1,872	16
* Vascular Solutions Inc.	592	15
* Healthways Inc.	1,018	15
* GenMark Diagnostics Inc.	1,221	15
Atrion Corp.	52	15
* Vanda Pharmaceuticals Inc.	974	15
* Horizon Pharma Inc.	1,198	15
* Furiex Pharmaceuticals Inc.	158	15
* Tornier NV	761	15
US Physical Therapy Inc.	440	15
* Dynavax Technologies Corp.	7,816	15
* Genomic Health Inc.	549	15
* Omeros Corp.	1,062	14
* Cerus Corp.	2,166	14
* Zogenix Inc.	3,142	14
* TherapeuticsMD Inc.	1,974	14
* AngioDynamics Inc.	879	14
* Synergy Pharmaceuticals Inc.	2,188	13
* Dendreon Corp.	4,558	13
* Amedisys Inc.	762	13
* Repros Therapeutics Inc.	658	13
* Lexicon Pharmaceuticals Inc.	7,042	13
* Endocyte Inc.	943	12
* Antares Pharma Inc.	2,774	12
* SurModics Inc.	490	12
* Zeltiq Aesthetics Inc.	640	12
* ZIOPHARM Oncology Inc.	2,768	12
* Merrimack Pharmaceuticals Inc.	2,358	12
* Gentiva Health Services Inc.	1,089	12
* Unilife Corp.	2,498	12
* Immunomedics Inc.	2,410	11
* AMAG Pharmaceuticals Inc.	536	11
Landauer Inc.	229	11
* TESARO Inc.	333	11
CryoLife Inc.	1,077	11
* Cell Therapeutics Inc.	2,777	11
* Triple-S Management Corp. Class B	629	11
* Surgical Care Affiliates Inc.	335	10
* XenoPort Inc.	1,627	10
* Galena Biopharma Inc.	2,522	10
* BioScrip Inc.	1,387	10
* OraSure Technologies Inc.	1,404	10
* Sagent Pharmaceuticals Inc.	458	10
* Symmetry Medical Inc.	896	9
* Hyperion Therapeutics Inc.	305	9
* Chelsea Therapeutics International Ltd.	1,653	9
* LHC Group Inc.	383	9
* Acceleron Pharma Inc.	192	9
* Ophthotech Corp.	267	9
* Albany Molecular Research Inc.	574	9

28

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Sciclone Pharmaceuticals Inc.	1,897	9
* Almost Family Inc.	320	9
* Curis Inc.	2,791	9
* Ampio Pharmaceuticals Inc.	1,185	8
* Insys Therapeutics Inc.	125	8
* Derma Sciences Inc.	572	8
* Progenics Pharmaceuticals Inc.	1,720	8
* PTC Therapeutics Inc.	256	8
* Intrexon Corp.	305	8
* Cempra Inc.	693	8
* Achillion Pharmaceuticals Inc.	2,208	8
* Verastem Inc.	553	7
* Foundation Medicine Inc.	206	7
* Relypsa Inc.	183	7
Universal American Corp.	951	7
* Tandem Diabetes Care Inc.	274	7
* Rigel Pharmaceuticals Inc.	2,021	7
* Providence Service Corp.	256	7
* Receptos Inc.	142	7
* Sequenom Inc.	2,704	6
* Peregrine Pharmaceuticals Inc.	3,368	6
* Cross Country Healthcare Inc.	583	6
* Cytokinetics Inc.	609	6
* Pacific Biosciences of California Inc.	892	6
* AcelRx Pharmaceuticals Inc.	514	6
* Merge Healthcare Inc.	2,329	6
* Stemline Therapeutics Inc.	226	6
* Portola Pharmaceuticals Inc.	239	6
* Agios Pharmaceuticals Inc.	182	6
* LDR Holding Corp.	173	5
* Aerie Pharmaceuticals Inc.	232	5
* Synta Pharmaceuticals Corp.	848	5
* Osiris Therapeutics Inc.	334	5
* TearLab Corp.	627	5
* Chindex International Inc.	251	5
* ChemoCentryx Inc.	611	5
* Bluebird Bio Inc.	182	5
* Five Star Quality Care Inc.	772	4
* Epizyme Inc.	147	4
* OncoMed Pharmaceuticals Inc.	125	4
* Navidea Biopharmaceuticals Inc.	2,269	4
* Chimerix Inc.	209	4
* Oxford Immunotec Global plc	185	4
* Aratana Therapeutics Inc.	176	4
Pozen Inc.	515	4
* BioDelivery Sciences International Inc.	434	4
* Corcept Therapeutics Inc.	1,229	4
* Threshold Pharmaceuticals Inc.	798	4
* Exactech Inc.	170	4
* RTI Surgical Inc.	1,043	4
* Addus HomeCare Corp.	135	4
* Cutera Inc.	362	4
* Tetraphase Pharmaceuticals Inc.	284	4
* Sunesis Pharmaceuticals Inc.	583	4
* Accelerate Diagnostics Inc.	254	4
* Alliance HealthCare Services Inc.	123	4
* Karyopharm Therapeutics Inc.	87	4
* Enanta Pharmaceuticals Inc.	90	3
* Cytori Therapeutics Inc.	1,049	3
Utah Medical Products Inc.	60	3
* OncoGenex Pharmaceutical Inc.	294	3
* Coronado Biosciences Inc.	1,040	3
* Durata Therapeutics Inc.	212	3
* NeoGenomics Inc.	810	3

29

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Alimera Sciences Inc.	418	3
* Regulus Therapeutics Inc.	243	3
* SIGA Technologies Inc.	830	3
* Medical Action Industries Inc.	360	3
* Arqule Inc.	1,134	3
* Nanosphere Inc.	1,025	2
* Biolase Inc.	794	2
* National Research Corp. Class A	139	2
* Sucampo Pharmaceuticals Inc. Class A	268	2
* OvaScience Inc.	221	2
* Fibrocell Science Inc.	416	2
* Five Prime Therapeutics Inc.	169	2
* Supernus Pharmaceuticals Inc.	228	2
* Vical Inc.	1,504	2
* BIND Therapeutics Inc.	159	2
* TG Therapeutics Inc.	313	2
* MEI Pharma Inc.	237	2
* AVEO Pharmaceuticals Inc.	1,045	2
* Targacept Inc.	393	2
* Esperion Therapeutics Inc.	122	2
* Harvard Bioscience Inc.	382	2
* Conatus Pharmaceuticals Inc.	161	2
* MacroGenics Inc.	49	2
* BioTime Inc.	439	2
* Cellular Dynamics International Inc.	102	2
* Skilled Healthcare Group Inc.	298	1
* Onconova Therapeutics Inc.	159	1
* Amicus Therapeutics Inc.	518	1
* Alphatec Holdings Inc.	910	1
National Research Corp. Class B	23	1
Enzon Pharmaceuticals Inc.	740	1
* GTx Inc.	397	1
* KaloBios Pharmaceuticals Inc.	184	1
* Pernix Therapeutics Holdings	142	1
* Harvard Apparatus Regenerative Technology Inc.	94	—
* Cubist Pharmaceutic-CVR	633	—
* Veracyte Inc.	25	—
* USMD Holdings Inc.	28	—
		81,563
Materials & Processing (4.5%)
EI du Pont de Nemours & Co.	27,339	1,821
Dow Chemical Co.	35,925	1,750
Monsanto Co.	15,855	1,744
Praxair Inc.	8,763	1,142
Precision Castparts Corp.	4,336	1,118
LyondellBasell Industries NV Class A	11,447	1,008
Freeport-McMoRan Copper & Gold Inc.	30,806	1,005
Ecolab Inc.	7,796	840
PPG Industries Inc.	4,239	839
Air Products & Chemicals Inc.	6,185	750
International Paper Co.	13,200	645
Sherwin-Williams Co.	2,621	525
Ingersoll-Rand plc	8,255	505
Nucor Corp.	9,405	473
CF Industries Holdings Inc.	1,751	439
Mosaic Co.	8,862	433
Fastenal Co.	8,752	413
Eastman Chemical Co.	4,566	399
Alcoa Inc.	32,024	376
Newmont Mining Corp.	14,742	343
Sigma-Aldrich Corp.	3,604	340
FMC Corp.	4,076	315
Vulcan Materials Co.	3,892	264
Celanese Corp. Class A	4,781	255

30

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Masco Corp.	10,687	250
Ball Corp.	4,455	248
Rock-Tenn Co. Class A	2,155	241
* WR Grace & Co.	2,274	230
International Flavors & Fragrances Inc.	2,441	229
Ashland Inc.	2,367	223
Packaging Corp. of America	2,937	214
Airgas Inc.	1,962	212
Sealed Air Corp.	5,864	200
Valspar Corp.	2,669	200
MeadWestvaco Corp.	5,298	198
* Crown Holdings Inc.	4,308	194
Acuity Brands Inc.	1,249	176
Rockwood Holdings Inc.	2,180	172
Martin Marietta Materials Inc.	1,395	170
* Owens-Illinois Inc.	4,926	167
RPM International Inc.	3,969	166
* Owens Corning	3,585	164
Albemarle Corp.	2,453	162
Reliance Steel & Aluminum Co.	2,297	159
Timken Co.	2,532	153
Southern Copper Corp.	4,770	146
Huntsman Corp.	5,873	143
Lennox International Inc.	1,526	140
AptarGroup Inc.	2,014	133
Eagle Materials Inc.	1,503	133
* Hexcel Corp.	2,944	132
Royal Gold Inc.	1,916	132
Sonoco Products Co.	3,064	129
Bemis Co. Inc.	3,115	122
Steel Dynamics Inc.	6,662	116
Valmont Industries Inc.	789	115
PolyOne Corp.	2,945	110
Domtar Corp.	984	109
Allegheny Technologies Inc.	3,285	104
Cytec Industries Inc.	1,082	102
United States Steel Corp.	4,213	102
NewMarket Corp.	273	101
Cabot Corp.	1,844	100
Belden Inc.	1,289	93
Cliffs Natural Resources Inc.	4,626	93
CLARCOR Inc.	1,494	87
Compass Minerals International Inc.	1,007	86
Axiall Corp.	2,103	85
Carpenter Technology Corp.	1,392	82
Westlake Chemical Corp.	612	82
* Louisiana-Pacific Corp.	4,286	81
* USG Corp.	2,227	79
Sensient Technologies Corp.	1,468	77
* KapStone Paper and Packaging Corp.	2,410	77
Watsco Inc.	769	76
HB Fuller Co.	1,477	72
* Chemtura Corp.	2,887	71
Scotts Miracle-Gro Co. Class A	1,250	71
Commercial Metals Co.	3,574	69
Worthington Industries Inc.	1,643	65
Silgan Holdings Inc.	1,328	64
Olin Corp.	2,441	64
* MRC Global Inc.	2,463	63
* Tahoe Resources Inc.	2,668	62
* Graphic Packaging Holding Co.	5,846	60
* Beacon Roofing Supply Inc.	1,490	56
Minerals Technologies Inc.	1,020	55
* Texas Industries Inc.	622	53

31

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Stillwater Mining Co.	3,731	51
Mueller Industries Inc.	802	50
* Polypore International Inc.	1,438	50
Greif Inc. Class A	961	48
Schweitzer-Mauduit International Inc.	933	45
Simpson Manufacturing Co. Inc.	1,265	45
* Resolute Forest Products Inc.	2,177	45
* RBC Bearings Inc.	684	44
* Armstrong World Industries Inc.	796	44
Mueller Water Products Inc. Class A	4,471	43
Balchem Corp.	854	43
* Berry Plastics Group Inc.	1,660	40
* Clearwater Paper Corp.	625	40
Innophos Holdings Inc.	702	39
* Trex Co. Inc.	479	37
Kaiser Aluminum Corp.	526	37
PH Glatfelter Co.	1,184	36
Globe Specialty Metals Inc.	1,808	36
Interface Inc. Class A	1,819	35
Hecla Mining Co.	10,012	34
AMCOL International Corp.	747	33
Stepan Co.	538	33
Universal Forest Products Inc.	577	32
* Headwaters Inc.	2,354	31
* Calgon Carbon Corp.	1,556	31
* Coeur Mining Inc.	2,778	31
A Schulman Inc.	862	30
* Cabot Microelectronics Corp.	676	30
Apogee Enterprises Inc.	857	29
Quaker Chemical Corp.	378	29
* Rexnord Corp.	958	29
OM Group Inc.	898	28
Innospec Inc.	643	28
* Kraton Performance Polymers Inc.	990	27
* Ferro Corp.	2,054	27
Neenah Paper Inc.	530	27
* AK Steel Holding Corp.	4,262	26
* Horsehead Holding Corp.	1,461	26
AAON Inc.	829	25
Koppers Holdings Inc.	606	24
* RTI International Metals Inc.	868	24
US Silica Holdings Inc.	708	23
* Intrepid Potash Inc.	1,520	23
Quanex Building Products Corp.	1,150	22
* Molycorp Inc.	4,281	22
Deltic Timber Corp.	340	21
Wausau Paper Corp.	1,567	21
* LSB Industries Inc.	609	20
Schnitzer Steel Industries Inc.	782	20
Comfort Systems USA Inc.	1,198	20
* Nortek Inc.	271	20
Haynes International Inc.	392	19
* Gibraltar Industries Inc.	1,053	19
Materion Corp.	641	19
Griffon Corp.	1,502	19
Tredegar Corp.	734	18
American Vanguard Corp.	763	17
Aceto Corp.	893	16
LB Foster Co. Class A	351	16
* Zoltek Cos. Inc.	934	16
Myers Industries Inc.	716	15
* OMNOVA Solutions Inc.	1,590	15
* Century Aluminum Co.	1,248	15
* Builders FirstSource Inc.	1,613	14

32

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Zep Inc.	776	14
* Unifi Inc.	524	13
* Allied Nevada Gold Corp.	2,458	13
* NCI Building Systems Inc.	752	13
* PGT Inc.	1,078	13
FutureFuel Corp.	708	12
* Northwest Pipe Co.	339	12
Kronos Worldwide Inc.	772	12
Hawkins Inc.	305	11
Dynamic Materials Corp.	509	11
* Landec Corp.	1,007	10
* Rentech Inc.	5,213	10
Insteel Industries Inc.	463	9
* US Concrete Inc.	332	9
* Taminco Corp.	389	9
* Boise Cascade Co.	287	8
NN Inc.	370	7
* Patrick Industries Inc.	154	7
Gold Resource Corp.	1,243	6
* Ur-Energy Inc.	2,992	5
Olympic Steel Inc.	183	5
* Ply Gem Holdings Inc.	388	5
* Stock Building Supply Holdings Inc.	214	5
* Universal Stainless & Alloy Products Inc.	123	4
* Paramount Gold and Silver Corp.	2,783	4
Ampco-Pittsburgh Corp.	171	4
* AEP Industries Inc.	82	4
Global Brass & Copper Holdings Inc.	199	3
Culp Inc.	168	3
LSI Industries Inc.	382	3
* Penford Corp.	237	3
* Midway Gold Corp.	2,613	3
Chase Corp.	104	3
* UFP Technologies Inc.	114	3
Oil-Dri Corp. of America	85	3
* Uranium Energy Corp.	1,358	2
KMG Chemicals Inc.	161	2
United States Lime & Minerals Inc.	42	2
Noranda Aluminum Holding Corp.	542	2
* Marrone Bio Innovations Inc.	146	2
* Shiloh Industries Inc.	108	2
Omega Flex Inc.	93	2
* Handy & Harman Ltd.	97	2
NL Industries Inc.	143	2
* General Moly Inc.	1,282	2
* BlueLinx Holdings Inc.	435	1
Compx International Inc.	7	—
		28,014
Other (0.0%)
* Hilton Worldwide Holdings Inc.	826	19
* Santander Consumer USA Holdings Inc.	714	18
* Rice Energy Inc.	577	14
* EP Energy Corp. Class A	377	7
* Nimble Storage Inc.	31	2
* Varonis Systems Inc.	33	1
* Ultragenyx Pharmaceutical Inc.	21	1
* Inogen Inc.	60	1
* Malibu Boats Inc. Class A	50	1
* Care.com Inc.	39	1
* Concert Pharmaceuticals Inc.	33	1
* Dicerna Pharmaceuticals Inc.	7	—
* Egalet Corp.	15	—
* Cubist Pharmaceuticals, Inc. CVR	1,151	—
* Auspex Pharmaceuticals Inc.	6	—

33

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Omthera Pharmaceuticals Inc. CVR	152	—
		66
Producer Durables (11.7%)
General Electric Co.	307,115	7,822
United Technologies Corp.	27,293	3,194
Boeing Co.	22,521	2,903
3M Co.	20,482	2,760
Union Pacific Corp.	13,863	2,501
Honeywell International Inc.	23,368	2,207
United Parcel Service Inc. Class B	21,514	2,060
Caterpillar Inc.	19,534	1,894
Accenture plc Class A	19,082	1,590
Emerson Electric Co.	21,330	1,392
Danaher Corp.	17,762	1,359
FedEx Corp.	9,400	1,253
Lockheed Martin Corp.	7,696	1,249
Automatic Data Processing Inc.	14,376	1,118
Eaton Corp. plc	14,088	1,053
Deere & Co.	11,554	993
General Dynamics Corp.	8,881	973
Raytheon Co.	9,654	945
Illinois Tool Works Inc.	10,578	873
Norfolk Southern Corp.	9,371	861
Delta Air Lines Inc.	25,432	845
CSX Corp.	30,392	842
Cummins Inc.	5,639	823
Northrop Grumman Corp.	6,595	798
PACCAR Inc.	10,492	691
Agilent Technologies Inc.	10,292	586
Waste Management Inc.	13,854	575
Parker Hannifin Corp.	4,424	533
Rockwell Automation Inc.	4,133	508
Pentair Ltd.	6,042	488
Southwest Airlines Co.	21,354	479
Dover Corp.	5,062	477
* United Continental Holdings Inc.	10,527	473
WW Grainger Inc.	1,741	444
Xerox Corp.	36,770	404
Stanley Black & Decker Inc.	4,849	403
Paychex Inc.	9,597	401
Roper Industries Inc.	2,921	396
AMETEK Inc.	7,293	388
Fluor Corp.	4,878	379
Flowserve Corp.	4,282	348
Rockwell Collins Inc.	4,064	335
Textron Inc.	8,321	330
L-3 Communications Holdings Inc.	2,696	311
Kansas City Southern	3,300	310
* Stericycle Inc.	2,584	295
* Trimble Navigation Ltd.	7,660	292
* Verisk Analytics Inc. Class A	4,533	289
Pall Corp.	3,333	287
* Waters Corp.	2,566	286
TransDigm Group Inc.	1,569	280
Republic Services Inc. Class A	8,097	276
Chicago Bridge & Iron Co. NV	3,012	254
* United Rentals Inc.	2,823	249
* B/E Aerospace Inc.	2,957	249
Expeditors International of Washington Inc.	6,188	244
* Jacobs Engineering Group Inc.	3,917	238
* IHS Inc. Class A	1,969	236

34

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
CH Robinson Worldwide Inc.	4,544	236
Wabtec Corp.	2,881	229
* Mettler-Toledo International Inc.	904	222
* Quanta Services Inc.	6,261	220
* Colfax Corp.	3,090	220
Xylem Inc.	5,549	218
* American Airlines Group Inc.	5,775	213
Towers Watson & Co. Class A	1,952	213
Hubbell Inc. Class B	1,778	213
JB Hunt Transport Services Inc.	2,739	197
Snap-on Inc.	1,746	196
Donaldson Co. Inc.	4,396	188
Cintas Corp.	3,102	188
Lincoln Electric Holdings Inc.	2,487	186
IDEX Corp.	2,463	185
Alaska Air Group Inc.	2,106	182
Manpowergroup Inc.	2,311	181
* Kirby Corp.	1,702	178
Joy Global Inc.	3,183	175
* CoStar Group Inc.	859	173
Robert Half International Inc.	4,208	172
Trinity Industries Inc.	2,391	172
ADT Corp.	5,442	167
* Middleby Corp.	554	164
* Allegion plc	2,984	162
Waste Connections Inc.	3,698	160
Huntington Ingalls Industries Inc.	1,520	154
Oshkosh Corp.	2,654	153
AGCO Corp.	2,914	153
Carlisle Cos. Inc.	1,926	153
Pitney Bowes Inc.	5,918	151
Avery Dennison Corp.	3,007	150
SPX Corp.	1,363	147
Terex Corp.	3,255	145
Graco Inc.	1,842	144
Nordson Corp.	1,934	141
FLIR Systems Inc.	4,132	141
Iron Mountain Inc.	5,135	140
Copa Holdings SA Class A	998	135
Alliant Techsystems Inc.	964	130
* Genesee & Wyoming Inc. Class A	1,261	125
Manitowoc Co. Inc.	4,027	125
KBR Inc.	4,431	122
* Copart Inc.	3,345	122
HEICO Corp.	1,949	121
MSC Industrial Direct Co. Inc. Class A	1,400	121
Ryder System Inc.	1,584	119
ITT Corp.	2,693	118
Toro Co.	1,739	115
Exelis Inc.	5,635	115
* WESCO International Inc.	1,322	114
Babcock & Wilcox Co.	3,417	113
AO Smith Corp.	2,254	112
* Old Dominion Freight Line Inc.	2,090	111
RR Donnelley & Sons Co.	5,756	110
* Teledyne Technologies Inc.	1,081	106
Kennametal Inc.	2,396	105
* Esterline Technologies Corp.	959	103
URS Corp.	2,219	103
Crane Co.	1,437	103
EnerSys Inc.	1,442	102
* Zebra Technologies Corp.	1,481	102
* Spirit Airlines Inc.	1,809	102
* Spirit Aerosystems Holdings Inc. Class A	3,527	102

35

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Triumph Group Inc.	1,520	99
* AECOM Technology Corp.	3,047	97
Regal-Beloit Corp.	1,316	97
* Darling International Inc.	4,805	97
MAXIMUS Inc.	2,015	96
EMCOR Group Inc.	2,015	94
Curtiss-Wright Corp.	1,349	92
Woodward Inc.	2,079	91
Generac Holdings Inc.	1,539	88
GATX Corp.	1,348	87
* Clean Harbors Inc.	1,818	86
* Moog Inc. Class A	1,387	86
Bristow Group Inc.	1,095	85
* Genpact Ltd.	5,068	85
Landstar System Inc.	1,437	83
National Instruments Corp.	2,780	81
Actuant Corp. Class A	2,218	78
Lexmark International Inc. Class A	1,812	76
Deluxe Corp.	1,504	76
Air Lease Corp. Class A	2,039	75
Corporate Executive Board Co.	1,000	75
* Chart Industries Inc.	888	74
Tidewater Inc.	1,499	73
* MasTec Inc.	1,751	72
* Advisory Board Co.	1,050	67
Applied Industrial Technologies Inc.	1,287	66
Teekay Corp.	1,094	65
* Electronics For Imaging Inc.	1,449	65
* Navistar International Corp.	1,702	64
Con-way Inc.	1,658	63
Convergys Corp.	3,022	62
Franklin Electric Co. Inc.	1,418	62
Harsco Corp.	2,413	61
Barnes Group Inc.	1,568	60
* JetBlue Airways Corp.	6,799	60
Littelfuse Inc.	633	60
Covanta Holding Corp.	3,218	58
* Swift Transportation Co.	2,368	58
Rollins Inc.	1,847	55
* Orbital Sciences Corp.	1,874	53
* Tetra Tech Inc.	1,844	53
Watts Water Technologies Inc. Class A	859	53
Healthcare Services Group Inc.	1,952	53
Scorpio Tankers Inc.	5,349	52
* Mobile Mini Inc.	1,143	51
United Stationers Inc.	1,204	51
UniFirst Corp.	450	49
Herman Miller Inc.	1,706	48
* TriMas Corp.	1,406	47
HNI Corp.	1,328	47
* PHH Corp.	1,795	47
TAL International Group Inc.	1,049	46
* On Assignment Inc.	1,309	45
* XPO Logistics Inc.	1,427	45
ABM Industries Inc.	1,586	45
* HD Supply Holdings Inc.	1,924	45
* Hub Group Inc. Class A	1,143	45
General Cable Corp.	1,444	44
Mine Safety Appliances Co.	863	44
Brink's Co.	1,457	44
* Huron Consulting Group Inc.	659	44
* WageWorks Inc.	731	43
Allegiant Travel Co. Class A	428	42
* EnPro Industries Inc.	586	42

36

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Raven Industries Inc.	1,101	40
Aircastle Ltd.	2,035	40
Granite Construction Inc.	1,075	40
* Itron Inc.	1,122	39
Gulfmark Offshore Inc.	825	39
* Proto Labs Inc.	498	39
Brady Corp. Class A	1,444	39
* OSI Systems Inc.	618	38
Forward Air Corp.	849	37
Werner Enterprises Inc.	1,412	36
CIRCOR International Inc.	503	36
Steelcase Inc. Class A	2,403	36
* FTI Consulting Inc.	1,211	35
* Korn/Ferry International	1,382	35
AZZ Inc.	787	35
Knight Transportation Inc.	1,612	35
Kaman Corp.	871	35
Ship Finance International Ltd.	1,810	34
G&K Services Inc. Class A	539	34
* Astronics Corp.	499	33
* Ascent Capital Group Inc. Class A	454	33
Matson Inc.	1,380	33
Allison Transmission Holdings Inc.	1,108	33
* Greenbrier Cos. Inc.	782	33
AAR Corp.	1,138	33
Tennant Co.	534	33
MTS Systems Corp.	456	32
* TrueBlue Inc.	1,128	32
Hyster-Yale Materials Handling Inc.	318	32
* GenCorp Inc.	1,707	32
* GrafTech International Ltd.	3,268	32
Briggs & Stratton Corp.	1,385	32
Cubic Corp.	604	31
ESCO Technologies Inc.	873	31
Lindsay Corp.	365	31
Heartland Express Inc.	1,512	31
* Advanced Energy Industries Inc.	1,120	31
* FARO Technologies Inc.	532	31
Primoris Services Corp.	972	30
Encore Wire Corp.	569	30
* Taser International Inc.	1,545	30
* ExlService Holdings Inc.	1,057	30
* H&E Equipment Services Inc.	891	29
* DXP Enterprises Inc.	286	29
* Wesco Aircraft Holdings Inc.	1,335	29
* Dycom Industries Inc.	993	29
Altra Industrial Motion Corp.	805	28
Albany International Corp.	788	28
Exponent Inc.	398	28
* Measurement Specialties Inc.	460	28
* Rush Enterprises Inc. Class A	969	28
Sun Hydraulics Corp.	650	27
* Wabash National Corp.	2,030	27
Titan International Inc.	1,434	27
* Navigant Consulting Inc.	1,556	27
* Saia Inc.	777	27
Arkansas Best Corp.	804	27
John Bean Technologies Corp.	884	27
* Tutor Perini Corp.	1,077	27
* ICF International Inc.	647	26
UTi Worldwide Inc.	2,599	26
* Team Inc.	584	25
Textainer Group Holdings Ltd.	690	25
* Aegion Corp. Class A	1,083	25

37

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
Astec Industries Inc.	619	25
Badger Meter Inc.	451	25
* Federal Signal Corp.	1,903	24
* Sykes Enterprises Inc.	1,239	24
* Monster Worldwide Inc.	3,016	24
McGrath RentCorp	728	24
American Railcar Industries Inc.	333	23
Nordic American Tankers Ltd.	2,167	23
* YRC Worldwide Inc.	848	22
Knoll Inc.	1,418	22
* Atlas Air Worldwide Holdings Inc.	725	22
* Thermon Group Holdings Inc.	898	22
US Ecology Inc.	604	22
* Hawaiian Holdings Inc.	1,802	22
Standex International Corp.	391	22
* Modine Manufacturing Co.	1,434	21
Kelly Services Inc. Class A	838	21
SkyWest Inc.	1,612	20
Gorman-Rupp Co.	644	20
* Aerovironment Inc.	647	20
* ACCO Brands Corp.	3,366	20
Insperity Inc.	676	20
Powell Industries Inc.	283	19
* Blount International Inc.	1,562	19
Booz Allen Hamilton Holding Corp. Class A	905	19
GasLog Ltd.	896	19
Resources Connection Inc.	1,340	18
* Advanced Emissions Solutions Inc.	335	18
* Engility Holdings Inc.	427	18
Quad/Graphics Inc.	765	17
* MYR Group Inc.	728	17
* Liquidity Services Inc.	649	17
* Great Lakes Dredge & Dock Corp.	1,998	17
Forrester Research Inc.	448	16
Kimball International Inc. Class B	863	16
* Park-Ohio Holdings Corp.	299	16
Kadant Inc.	392	16
Barrett Business Services Inc.	224	16
* Furmanite Corp.	1,301	15
Kforce Inc.	686	15
Marten Transport Ltd.	770	15
* GP Strategies Corp.	512	15
Multi-Color Corp.	433	15
Argan Inc.	512	15
* ServiceSource International Inc.	1,593	15
* Republic Airways Holdings Inc.	1,461	14
Alamo Group Inc.	258	14
* Mistras Group Inc.	610	13
* CAI International Inc.	543	13
* TeleTech Holdings Inc.	548	13
* PHI Inc.	321	13
* RPX Corp.	805	13
Douglas Dynamics Inc.	791	13
* Columbus McKinnon Corp.	480	12
Graham Corp.	351	12
Electro Rent Corp.	671	12
* Pacer International Inc.	1,350	12
* Roadrunner Transportation Systems Inc.	515	12
Heidrick & Struggles International Inc.	654	12
FreightCar America Inc.	469	12
* Air Transport Services Group Inc.	1,831	12
Global Power Equipment Group Inc.	638	12
Knightsbridge Tankers Ltd.	1,110	11
Celadon Group Inc.	483	11

38

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Orion Marine Group Inc.	955	11
* ExOne Co.	230	11
* SP Plus Corp.	404	11
* InnerWorkings Inc.	1,297	10
Ennis Inc.	644	10
Houston Wire & Cable Co.	707	10
* Echo Global Logistics Inc.	589	9
* Layne Christensen Co.	468	8
Ceco Environmental Corp.	511	8
* Maxwell Technologies Inc.	768	8
* Kratos Defense & Security Solutions Inc.	940	7
* Ducommun Inc.	262	7
* PRGX Global Inc.	1,199	7
* Lydall Inc.	347	7
* CBIZ Inc.	763	7
* Energy Recovery Inc.	1,460	7
* Odyssey Marine Exploration Inc.	2,882	6
* Titan Machinery Inc.	394	6
Teekay Tankers Ltd. Class A	1,301	6
* Zygo Corp.	397	6
NACCO Industries Inc. Class A	100	6
* Quality Distribution Inc.	446	6
* Performant Financial Corp.	712	6
* Dice Holdings Inc.	763	6
CDI Corp.	280	5
* AM Castle & Co.	330	5
* Manitex International Inc.	304	5
* Patriot Transportation Holding Inc.	127	5
* CRA International Inc.	190	4
* Xerium Technologies Inc.	269	4
Twin Disc Inc.	170	4
Miller Industries Inc.	228	4
* Casella Waste Systems Inc. Class A	753	4
Mesa Laboratories Inc.	46	4
* Commercial Vehicle Group Inc.	450	4
* Accuride Corp.	904	4
VSE Corp.	81	4
* Frontline Ltd.	851	4
Marlin Business Services Corp.	174	4
* Tecumseh Products Co. Class A	456	4
Spartan Motors Inc.	624	4
* Power Solutions International Inc.	47	3
* Vishay Precision Group Inc.	203	3
* Vicor Corp.	321	3
Universal Truckload Services Inc.	127	3
Preformed Line Products Co.	51	3
Schawk Inc. Class A	225	3
Hardinge Inc.	209	3
Hurco Cos. Inc.	119	3
* Sterling Construction Co. Inc.	314	3
Hackett Group Inc.	503	3
International Shipholding Corp.	97	3
* PMFG Inc.	431	3
* Heritage-Crystal Clean Inc.	150	3
* Global Sources Ltd.	392	3
* Control4 Corp.	122	3
* LMI Aerospace Inc.	166	2
* Erickson Air-Crane Inc.	93	2
* API Technologies Corp.	707	2
* Ultrapetrol Bahamas Ltd.	527	2
* American Superconductor Corp.	887	2
* TRC Cos. Inc.	221	2
* Swisher Hygiene Inc.	1,832	1

39

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* GSE Holding Inc.	195	—
		72,380
Technology (15.6%)
Apple Inc.	27,879	14,671
* Google Inc. Class A	8,009	9,736
Microsoft Corp.	248,038	9,502
International Business Machines Corp.	30,919	5,725
Oracle Corp.	105,452	4,124
QUALCOMM Inc.	51,318	3,864
Intel Corp.	147,645	3,656
* Facebook Inc. Class A	50,581	3,463
Cisco Systems Inc.	158,733	3,460
Hewlett-Packard Co.	57,739	1,725
EMC Corp.	62,381	1,645
Texas Instruments Inc.	32,922	1,480
* Salesforce.com Inc.	17,555	1,095
* Yahoo! Inc.	26,635	1,030
* Adobe Systems Inc.	14,930	1,024
* Cognizant Technology Solutions Corp. Class A	8,971	933
Corning Inc.	41,334	796
* Crown Castle International Corp.	9,922	753
* Micron Technology Inc.	30,580	740
Intuit Inc.	8,812	689
Applied Materials Inc.	35,643	676
* LinkedIn Corp. Class A	2,871	586
Western Digital Corp.	6,256	544
Broadcom Corp. Class A	16,903	502
SanDisk Corp.	6,684	497
Analog Devices Inc.	9,111	463
Avago Technologies Ltd. Class A	7,267	448
Motorola Solutions Inc.	6,717	445
Symantec Corp.	20,569	442
Amphenol Corp. Class A	4,717	415
Xilinx Inc.	7,783	406
NetApp Inc.	10,033	405
* Juniper Networks Inc.	14,945	400
* SBA Communications Corp. Class A	3,822	364
* Autodesk Inc.	6,721	353
Altera Corp.	9,588	348
* Citrix Systems Inc.	5,604	336
* Red Hat Inc.	5,678	335
CA Inc.	9,821	329
Linear Technology Corp.	6,986	327
* Akamai Technologies Inc.	5,322	325
KLA-Tencor Corp.	4,969	324
NVIDIA Corp.	17,307	318
* Splunk Inc.	3,357	311
Maxim Integrated Products Inc.	8,717	285
Computer Sciences Corp.	4,498	284
* Equinix Inc.	1,478	281
Microchip Technology Inc.	5,904	269
* F5 Networks Inc.	2,360	265
* Electronic Arts Inc.	9,063	259
* Lam Research Corp.	4,873	252
* VMware Inc. Class A	2,560	246
Harris Corp.	3,281	242
* ANSYS Inc.	2,791	233
* 3D Systems Corp.	3,013	229
* Teradata Corp.	4,894	225
* Cree Inc.	3,532	217
Amdocs Ltd.	4,821	214
* VeriSign Inc.	3,885	214
* Skyworks Solutions Inc.	5,741	204
* Gartner Inc.	2,808	195

40

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Synopsys Inc.	4,605	186
Marvell Technology Group Ltd.	11,816	181
* Arrow Electronics Inc.	3,160	179
LSI Corp.	16,116	179
Avnet Inc.	4,105	179
* Concur Technologies Inc.	1,407	174
IAC/InterActiveCorp	2,193	170
* NCR Corp.	4,923	168
* ServiceNow Inc.	2,313	157
Activision Blizzard Inc.	8,027	155
* SunEdison Inc.	7,852	144
Solera Holdings Inc.	2,089	143
* PTC Inc.	3,632	143
* Ingram Micro Inc.	4,636	137
* Informatica Corp.	3,265	136
* Stratasys Ltd.	1,058	134
* Ultimate Software Group Inc.	809	134
* Twitter Inc.	2,412	132
* Workday Inc. Class A	1,203	132
* MICROS Systems Inc.	2,309	128
* Aspen Technology Inc.	2,726	128
* Cadence Design Systems Inc.	8,342	128
* Brocade Communications Systems Inc.	13,290	127
FEI Co.	1,234	127
* Rackspace Hosting Inc.	3,409	125
* ON Semiconductor Corp.	13,382	125
* NetSuite Inc.	1,032	119
* Teradyne Inc.	5,725	116
* Nuance Communications Inc.	7,590	116
Jabil Circuit Inc.	6,133	113
* Riverbed Technology Inc.	4,976	111
* TIBCO Software Inc.	4,770	104
* Atmel Corp.	12,697	102
* Groupon Inc. Class A	12,272	102
* ARRIS Group Inc.	3,494	100
* AOL Inc.	2,259	99
* CommVault Systems Inc.	1,419	98
* JDS Uniphase Corp.	7,057	97
Leidos Holdings Inc.	2,163	97
* Cognex Corp.	2,556	96
DST Systems Inc.	1,024	96
* Fortinet Inc.	3,939	91
* Zynga Inc. Class A	17,952	91
* VeriFone Systems Inc.	3,129	91
* Tyler Technologies Inc.	951	89
Anixter International Inc.	825	88
* Yelp Inc. Class A	927	88
* SolarWinds Inc.	1,892	87
* Manhattan Associates Inc.	2,236	85
* Qlik Technologies Inc.	2,643	81
* ViaSat Inc.	1,196	80
* Acxiom Corp.	2,140	80
* Guidewire Software Inc.	1,468	79
* Rovi Corp.	3,112	77
* Ciena Corp.	3,086	76
* Cornerstone OnDemand Inc.	1,250	73
Diebold Inc.	1,919	72
* ACI Worldwide Inc.	1,189	71
* Verint Systems Inc.	1,508	71
* IPG Photonics Corp.	956	69
* NeuStar Inc. Class A	1,914	69
* DigitalGlobe Inc.	2,201	68
* Aruba Networks Inc.	3,335	68
Compuware Corp.	6,213	68

41

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Palo Alto Networks Inc.	952	68
* SS&C Technologies Holdings Inc.	1,746	68
* Tech Data Corp.	1,166	67
* Dealertrack Technologies Inc.	1,239	67
* Cavium Inc.	1,572	66
* Advanced Micro Devices Inc.	17,329	64
* Finisar Corp.	2,679	63
* EchoStar Corp. Class A	1,263	63
Mentor Graphics Corp.	2,896	63
* Silicon Laboratories Inc.	1,205	63
* Microsemi Corp.	2,668	62
* Synaptics Inc.	911	59
Plantronics Inc.	1,329	59
* RF Micro Devices Inc.	8,152	58
Hittite Microwave Corp.	964	57
* Dolby Laboratories Inc. Class A	1,359	56
* OpenTable Inc.	702	56
* TriQuint Semiconductor Inc.	4,552	56
* Sapient Corp.	3,154	55
* Polycom Inc.	4,064	54
* International Rectifier Corp.	2,011	54
* CACI International Inc. Class A	682	54
Vishay Intertechnology Inc.	3,778	53
* Entegris Inc.	4,230	51
* Fairchild Semiconductor International Inc. Class A	3,600	51
Intersil Corp. Class A	3,906	50
Power Integrations Inc.	834	49
* Coherent Inc.	721	49
* Veeco Instruments Inc.	1,239	49
ADTRAN Inc.	1,869	49
* Semtech Corp.	1,931	48
* SYNNEX Corp.	809	48
MKS Instruments Inc.	1,564	47
Science Applications International Corp.	1,256	47
* Take-Two Interactive Software Inc.	2,361	47
* Syntel Inc.	477	45
* Freescale Semiconductor Ltd.	1,969	45
* FireEye Inc.	523	45
* Web.com Group Inc.	1,224	45
Cypress Semiconductor Corp.	4,557	45
* Integrated Device Technology Inc.	3,736	44
* Sanmina Corp.	2,555	43
* Unisys Corp.	1,250	43
* PMC-Sierra Inc.	5,666	42
Blackbaud Inc.	1,324	41
* Universal Display Corp.	1,192	41
* NETGEAR Inc.	1,189	41
* Imperva Inc.	646	40
* Monolithic Power Systems Inc.	1,115	40
* Cray Inc.	1,147	40
* Plexus Corp.	952	39
* Netscout Systems Inc.	1,005	38
* Bottomline Technologies de Inc.	1,058	38
* Progress Software Corp.	1,508	38
Methode Electronics Inc.	1,107	38
* Demandware Inc.	499	37
* Cirrus Logic Inc.	1,935	37
NIC Inc.	1,882	37
Tessera Technologies Inc.	1,684	37
* InvenSense Inc.	1,810	36
* Benchmark Electronics Inc.	1,526	36
InterDigital Inc.	1,178	36
* Infoblox Inc.	1,553	36
* CalAmp Corp.	1,115	36

42

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* Interactive Intelligence Group Inc.	431	34
* iGATE Corp.	997	34
* Loral Space & Communications Inc.	423	33
* ATMI Inc.	973	33
* SPS Commerce Inc.	485	33
* iRobot Corp.	776	33
* MicroStrategy Inc. Class A	246	32
* comScore Inc.	1,004	32
* Infinera Corp.	3,714	31
* Rogers Corp.	477	31
Monotype Imaging Holdings Inc.	1,065	30
* CommScope Holding Co. Inc.	1,250	30
* Proofpoint Inc.	726	30
* ScanSource Inc.	761	30
* LogMeIn Inc.	709	30
* EPAM Systems Inc.	705	30
* QLogic Corp.	2,555	29
* Rambus Inc.	3,113	29
CSG Systems International Inc.	1,019	29
* Insight Enterprises Inc.	1,240	28
* Lattice Semiconductor Corp.	3,707	28
* Bankrate Inc.	1,384	28
* Synchronoss Technologies Inc.	792	27
* Fusion-io Inc.	2,464	27
* Envestnet Inc.	634	27
* Trulia Inc.	880	26
* Tableau Software Inc. Class A	274	26
* Newport Corp.	1,243	26
* OmniVision Technologies Inc.	1,472	25
* ICG Group Inc.	1,249	25
* BroadSoft Inc.	831	25
* RealPage Inc.	1,400	25
* Comverse Inc.	693	24
* Sonus Networks Inc.	6,419	24
* Blucora Inc.	1,230	24
* Diodes Inc.	993	24
* VirnetX Holding Corp.	1,212	24
* II-VI Inc.	1,431	23
Pegasystems Inc.	556	23
* Applied Micro Circuits Corp.	2,001	23
* LivePerson Inc.	1,744	23
* Ellie Mae Inc.	726	22
* PROS Holdings Inc.	653	22
* Perficient Inc.	1,085	22
ManTech International Corp. Class A	749	22
* Virtusa Corp.	600	22
* Ruckus Wireless Inc.	1,537	21
CTS Corp.	1,045	21
Brooks Automation Inc.	2,020	21
Acacia Research Corp.	1,362	21
* Ixia	1,676	21
* Ubiquiti Networks Inc.	419	21
* FleetMatics Group plc	558	21
* Rofin-Sinar Technologies Inc.	877	21
Park Electrochemical Corp.	720	20
* Spansion Inc. Class A	1,255	20
* Digital River Inc.	1,104	20
AVX Corp.	1,509	19
* Ultratech Inc.	724	19
* Checkpoint Systems Inc.	1,282	19
CDW Corp.	710	19
* Tangoe Inc.	958	18
* Harmonic Inc.	2,790	18
Ebix Inc.	1,111	18

43

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* PDF Solutions Inc.	865	18
* LTX-Credence Corp.	1,741	18
* Extreme Networks Inc.	2,989	17
* SciQuest Inc.	577	17
* KEYW Holding Corp.	903	17
* Photronics Inc.	1,876	16
* Super Micro Computer Inc.	798	16
* TTM Technologies Inc.	1,911	16
* Fabrinet	821	16
* Callidus Software Inc.	1,280	16
* Ambarella Inc.	462	15
* Lionbridge Technologies Inc.	2,095	15
* Nanometrics Inc.	812	15
Epiq Systems Inc.	1,050	15
* Parkervision Inc.	2,955	15
* IntraLinks Holdings Inc.	1,256	15
* Emulex Corp.	1,990	14
* Amkor Technology Inc.	2,403	14
* Qualys Inc.	524	14
* GSI Group Inc.	1,110	14
* EarthLink Holdings Corp.	3,492	14
American Science & Engineering Inc.	205	13
* Silicon Graphics International Corp.	1,092	13
Comtech Telecommunications Corp.	413	13
* Internap Network Services Corp.	1,720	13
* Integrated Silicon Solution Inc.	1,063	13
Daktronics Inc.	901	13
* E2open Inc.	458	13
* ShoreTel Inc.	1,447	13
* Silicon Image Inc.	2,089	13
* FormFactor Inc.	1,748	12
* Immersion Corp.	1,041	12
* Mercury Systems Inc.	1,112	12
* Inphi Corp.	900	12
* Seachange International Inc.	1,110	12
Micrel Inc.	1,111	12
* ARC Document Solutions Inc.	1,431	11
* Oplink Communications Inc.	644	11
* AVG Technologies NV	590	11
Black Box Corp.	408	11
* Ceva Inc.	598	11
* Exar Corp.	919	10
* PLX Technology Inc.	1,765	10
* RetailMeNot Inc.	250	10
* Datalink Corp.	702	10
* Calix Inc.	1,271	10
* Kopin Corp.	2,502	10
* Benefitfocus Inc.	153	10
* Endurance International Group Holdings Inc.	653	10
* Actuate Corp.	1,707	10
* DTS Inc.	466	9
* Entropic Communications Inc.	2,141	9
* Global Eagle Entertainment Inc.	527	9
* Rudolph Technologies Inc.	799	9
* Vocera Communications Inc.	535	9
* Numerex Corp. Class A	584	9
* MoSys Inc.	1,921	8
* Rocket Fuel Inc.	148	8
* Sparton Corp.	253	8
* Bazaarvoice Inc.	1,186	8
* Jive Software Inc.	977	8
* M/A-COM Technology Solutions Holdings Inc.	468	8
* Brightcove Inc.	798	8
* Wix.com Ltd.	250	8

44

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* CIBER Inc.	1,599	8
* ChannelAdvisor Corp.	156	7
* Demand Media Inc.	1,411	7
* Cvent Inc.	171	7
* Vringo Inc.	1,654	7
* Glu Mobile Inc.	1,308	7
* Supertex Inc.	199	7
* Gigamon Inc.	207	7
* Ultra Clean Holdings Inc.	453	6
* Zix Corp.	1,259	6
IXYS Corp.	515	6
* RingCentral Inc. Class A	259	6
* Procera Networks Inc.	496	5
* Digi International Inc.	556	5
* NVE Corp.	94	5
* Millennial Media Inc.	876	5
American Software Inc. Class A	486	5
* Marketo Inc.	123	5
Computer Task Group Inc.	309	5
* Rally Software Development Corp.	249	5
* Axcelis Technologies Inc.	2,219	5
* Kemet Corp.	871	5
* Rubicon Technology Inc.	383	5
* Vocus Inc.	369	5
* Quantum Corp.	4,159	5
Cohu Inc.	470	5
* Luxoft Holding Inc. Class A	125	5
* Barracuda Networks Inc.	125	4
* Peregrine Semiconductor Corp.	662	4
* MaxLinear Inc.	469	4
United Online Inc.	387	4
* Imation Corp.	647	4
Electro Scientific Industries Inc.	432	4
* DSP Group Inc.	467	4
* VASCO Data Security International Inc.	494	4
Digimarc Corp.	129	4
* Textura Corp.	140	4
Bel Fuse Inc. Class B	195	4
Tessco Technologies Inc.	97	4
* NeoPhotonics Corp.	446	4
* Reis Inc.	206	4
* Pericom Semiconductor Corp.	448	4
PC Connection Inc.	178	4
* ePlus Inc.	63	4
* Neonode Inc.	476	3
Alliance Fiber Optic Products Inc.	284	3
* KVH Industries Inc.	263	3
* Guidance Software Inc.	304	3
* Agilysys Inc.	227	3
* RealNetworks Inc.	426	3
* Travelzoo Inc.	130	3
* ModusLink Global Solutions Inc.	665	3
* Westell Technologies Inc. Class A	734	3
PC-Tel Inc.	345	3
* Applied Optoelectronics Inc.	124	3
* Mitek Systems Inc.	546	3
* Aeroflex Holding Corp.	362	3
* Limelight Networks Inc.	1,313	3
* eGain Corp.	323	3
Richardson Electronics Ltd.	244	3
* Sigma Designs Inc.	533	3
* Mavenir Systems Inc.	168	3
* Marin Software Inc.	226	3
* Silver Spring Networks Inc.	147	3

45

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
* TeleCommunication Systems Inc. Class A	1,172	3
* Carbonite Inc.	250	3
* Uni-Pixel Inc.	250	2
* Radisys Corp.	593	2
* Innovative Solutions & Support Inc.	311	2
* Violin Memory Inc.	560	2
* Unwired Planet Inc.	1,641	2
* TechTarget Inc.	350	2
* Covisint Corp.	221	2
* Revolution Lighting Technologies Inc.	732	2
* Multi-Fineline Electronix Inc.	157	2
* support.com Inc.	905	2
* Alpha & Omega Semiconductor Ltd.	308	2
* GSI Technology Inc.	328	2
* Model N Inc.	201	2
* Sapiens International Corp. NV	289	2
* ANADIGICS Inc.	1,203	2
* Hutchinson Technology Inc.	578	2
* Aviat Networks Inc.	1,050	2
QAD Inc. Class A	108	2
* Audience Inc.	160	2
* Spark Networks Inc.	270	2
* Telenav Inc.	268	2
* Viasystems Group Inc.	83	1
* Acorn Energy Inc.	284	1
* YuMe Inc.	141	1
* Tremor Video Inc.	199	1
* Intermolecular Inc.	308	1
* Cyan Inc.	181	1
* Net Element Inc.	56	—
		97,215
Utilities (5.1%)
Verizon Communications Inc.	122,577	5,832
AT&T Inc.	159,793	5,102
Duke Energy Corp.	20,950	1,485
Dominion Resources Inc.	17,123	1,188
NextEra Energy Inc.	12,646	1,156
Southern Co.	25,919	1,098
Exelon Corp.	25,411	773
American Electric Power Co. Inc.	14,428	724
Sempra Energy	7,229	683
PPL Corp.	18,718	604
PG&E Corp.	13,095	577
CenturyLink Inc.	18,052	564
Public Service Enterprise Group Inc.	14,987	549
Edison International	9,640	505
Consolidated Edison Inc.	8,663	486
Xcel Energy Inc.	14,690	445
Northeast Utilities	9,362	416
FirstEnergy Corp.	12,524	385
DTE Energy Co.	5,209	374
Entergy Corp.	5,302	338
NiSource Inc.	9,345	325
CenterPoint Energy Inc.	12,833	303
Wisconsin Energy Corp.	6,850	301
Ameren Corp.	7,266	294
NRG Energy Inc.	9,658	281
AES Corp.	18,593	254
American Water Works Co. Inc.	5,322	239
CMS Energy Corp.	7,991	227
* Sprint Corp.	25,481	223
OGE Energy Corp.	5,936	214
* Calpine Corp.	10,885	207
SCANA Corp.	4,178	207

46

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

		Market
		Value
	Shares	($000)
MDU Resources Group Inc.	5,663	192
Pinnacle West Capital Corp.	3,293	183
Alliant Energy Corp.	3,322	180
* Level 3 Communications Inc.	4,886	180
Energen Corp.	2,164	174
* T-Mobile US Inc.	5,705	174
AGL Resources Inc.	3,540	166
National Fuel Gas Co.	2,207	166
ITC Holdings Corp.	1,573	161
UGI Corp.	3,442	154
Pepco Holdings Inc.	7,500	153
Frontier Communications Corp.	29,949	146
Windstream Holdings Inc.	17,789	143
Integrys Energy Group Inc.	2,385	137
Aqua America Inc.	5,346	135
Westar Energy Inc. Class A	3,811	130
* tw telecom inc Class A	4,175	128
Atmos Energy Corp.	2,737	126
Questar Corp.	5,300	126
Great Plains Energy Inc.	4,604	121
TECO Energy Inc.	6,628	111
Vectren Corp.	2,444	94
Cleco Corp.	1,817	90
IDACORP Inc.	1,543	87
Piedmont Natural Gas Co. Inc.	2,323	79
Hawaiian Electric Industries Inc.	2,980	76
Black Hills Corp.	1,306	74
UNS Energy Corp.	1,222	74
Southwest Gas Corp.	1,341	72
j2 Global Inc.	1,401	72
* Dynegy Inc. Class A	3,055	71
Portland General Electric Co.	2,184	69
Telephone & Data Systems Inc.	2,919	66
UIL Holdings Corp.	1,706	66
WGL Holdings Inc.	1,497	60
PNM Resources Inc.	2,264	59
ALLETE Inc.	1,167	59
New Jersey Resources Corp.	1,285	58
South Jersey Industries Inc.	961	55
Cogent Communications Group Inc.	1,388	53
* ONE Gas Inc.	1,543	52
NorthWestern Corp.	1,136	52
Avista Corp.	1,713	51
Laclede Group Inc.	993	46
El Paso Electric Co.	1,220	43
MGE Energy Inc.	1,105	43
American States Water Co.	1,193	36
California Water Service Group	1,487	35
Otter Tail Corp.	1,125	34
Empire District Electric Co.	1,396	33
Northwest Natural Gas Co.	742	32
* Leap Wireless International Inc.	1,716	30
Consolidated Communications Holdings Inc.	1,249	24
* 8x8 Inc.	2,243	24
NRG Yield Inc. Class A	598	23
* Cincinnati Bell Inc.	6,743	23
* Vonage Holdings Corp.	4,718	22
Shenandoah Telecommunications Co.	778	21
Chesapeake Utilities Corp.	333	20
Ormat Technologies Inc.	585	16
Inteliquent Inc.	1,152	16
United States Cellular Corp.	443	16
Pattern Energy Group Inc.	552	15
Atlantic Tele-Network Inc.	221	14

47

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014

					Market
					Value
				Shares	($000)
	Unitil Corp.			458	14
*	Premiere Global Services Inc.			1,198	14
	West Corp.			524	13
	Connecticut Water Service Inc.			382	13
*	inContact Inc.			1,387	12
*	magicJack VocalTec Ltd.			630	12
	USA Mobility Inc.			804	12
*	Intelsat SA			553	11
*	Iridium Communications Inc.			1,672	11
*	Hawaiian Telcom Holdco Inc.			375	11
	SJW Corp.			362	11
	IDT Corp. Class B			578	10
	Atlantic Power Corp.			3,843	10
*	Pike Corp.			795	8
	NTELOS Holdings Corp.			587	8
	Lumos Networks Corp.			553	8
	Consolidated Water Co. Ltd.			614	8
*	Pendrell Corp.			5,024	8
*	General Communication Inc. Class A			679	7
	Middlesex Water Co.			333	7
*	Gogo Inc.			291	6
*	ORBCOMM Inc.			774	6
*	FairPoint Communications Inc.			431	6
*	NII Holdings Inc.			4,682	5
	York Water Co.			258	5
*	Genie Energy Ltd. Class B			337	4
	HickoryTech Corp.			278	4
*	Cbeyond Inc.			457	3
	Artesian Resources Corp. Class A			137	3
*	Pure Cycle Corp.			425	3
*	Towerstream Corp.			991	3
	Delta Natural Gas Co. Inc.			116	2
*	Boingo Wireless Inc.			295	2
*	Straight Path Communications Inc. Class B			156	1

					31,861

Total Common Stocks (Cost $494,890)					621,517

		Coupon

Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
2,3	Vanguard Market Liquidity Fund	0.130%		21,018	21

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Federal Home Loan Bank Discount Notes	0.062%	4/21/14	100	100

Total Temporary Cash Investments (Cost $121)					121

Total Investments (100.0%) (Cost $495,011)					621,638
Other Assets and Liabilities—Net (0.0%)[3]					188
Net Assets (100%)					621,826

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

48

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2014
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $21,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

49

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18542_042014

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 16, 2014
VANGUARD SCOTTSDALE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 16, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.